UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2017

Item 1 — Schedule of Investments

This filing is on behalf of fifty of the fifty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.3%
Athletic Footwear — 2.0%
NIKE, Inc., Class B	225,646	$12,408,273

Auto/Truck Parts & Equipment-Original — 0.5%
WABCO Holdings, Inc.†	19,859	2,930,593

Beverages-Non-alcoholic — 2.6%
Monster Beverage Corp.†	275,989	15,988,043

Beverages-Wine/Spirits — 1.7%
Constellation Brands, Inc., Class A	46,320	10,148,249

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	259,994	9,367,584

Commercial Services — 1.3%
Ecolab, Inc.	61,730	8,065,642

Commercial Services-Finance — 3.8%
MarketAxess Holdings, Inc.	44,457	7,735,518
PayPal Holdings, Inc.†	74,210	5,384,677
S&P Global, Inc.	53,940	8,439,992
Vantiv, Inc., Class A†	23,150	1,620,500

		23,180,687

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A	115,316	8,725,962

Computers — 4.4%
Apple, Inc.	157,729	26,662,510

Data Processing/Management — 1.7%
Fiserv, Inc.†	80,840	10,463,121

Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	17,266	4,126,229

Diagnostic Equipment — 0.7%
Danaher Corp.	47,483	4,381,256

Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	89,915	5,322,968

E-Commerce/Services — 0.9%
Priceline Group, Inc.†	2,858	5,464,382

Electronic Components-Semiconductors — 4.8%
NVIDIA Corp.	25,746	5,324,530
Texas Instruments, Inc.	48,950	4,732,975
Xilinx, Inc.	259,414	19,116,218

		29,173,723

Electronic Connectors — 0.6%
Amphenol Corp., Class A	42,426	3,691,062

Electronic Forms — 3.1%
Adobe Systems, Inc.†	107,550	18,838,458

Electronic Security Devices — 1.3%
Allegion PLC	98,220	8,190,566

Entertainment Software — 1.6%
Electronic Arts, Inc.†	80,830	9,667,268

Finance-Credit Card — 5.1%
Visa, Inc., Class A	279,816	30,774,164

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	6,197	4,230,258

Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	238,392	42,924,863

Machinery-General Industrial — 2.2%
IDEX Corp.	18,250	2,339,833
Roper Technologies, Inc.	43,219	11,157,849

		13,497,682

Medical Information Systems — 1.6%
Cerner Corp.†	145,600	9,830,912

Medical Instruments — 6.3%
Edwards Lifesciences Corp.†	189,286	19,350,708
Intuitive Surgical, Inc.†	49,663	18,641,503

		37,992,211

Medical-Biomedical/Gene — 3.2%
Biogen, Inc.†	62,179	19,378,707

Medical-Drugs — 3.1%
Zoetis, Inc.	291,413	18,597,978

Medical-HMO — 4.1%
UnitedHealth Group, Inc.	117,660	24,734,485

Multimedia — 0.7%
Walt Disney Co.	43,079	4,213,557

Networking Products — 0.6%
Arista Networks, Inc.†	18,923	3,782,518

Retail-Automobile — 1.4%
Copart, Inc.†	231,176	8,389,377

Retail-Building Products — 3.5%
Home Depot, Inc.	130,221	21,588,037

Retail-Discount — 3.6%
Costco Wholesale Corp.	102,047	16,437,731
Dollar Tree, Inc.†	60,472	5,518,070

		21,955,801

Retail-Major Department Stores — 1.8%
TJX Cos., Inc.	158,237	11,044,943

Retail-Perfume & Cosmetics — 1.4%
Ulta Beauty, Inc.†	41,406	8,355,317

Retail-Restaurants — 1.2%
Starbucks Corp.	128,432	7,043,211

Transport-Rail — 0.9%
Union Pacific Corp.	45,280	5,242,971

Web Portals/ISP — 8.3%
Alphabet, Inc., Class A†	4,705	4,860,453
Alphabet, Inc., Class C†	44,687	45,430,592

		50,291,045

Total Long-Term Investment Securities (cost $415,679,364)		560,664,613

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Time Deposits — 8.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $49,097,000)	$49,097,000	49,097,000

TOTAL INVESTMENTS (cost $464,776,364)	100.4%	609,761,613
Liabilities in excess of other assets	(0.4)	(2,230,271)

NET ASSETS	100.0%	$607,531,342

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$560,664,613	$—	$—	$560,664,613
Short-Term Investment Securities	—	49,097,000	—	49,097,000

Total Investments at Value	$560,664,613	$49,097,000	$—	$609,761,613

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Aerospace/Defense — 1.0%
Esterline Technologies Corp.†	64,270	$6,096,010

Airlines — 1.3%
SkyWest, Inc.	167,480	7,888,308

Applications Software — 1.2%
Verint Systems, Inc.†	176,280	7,439,016

Auction Houses/Art Dealers — 1.4%
Sotheby’s†	165,700	8,586,574

Auto/Truck Parts & Equipment-Original — 3.7%
Cooper-Standard Holding, Inc.†	62,266	6,941,414
Dana, Inc.	262,940	8,017,041
Lear Corp.	24,192	4,247,873
Tenneco, Inc.	60,520	3,516,817

		22,723,145

Banks-Commercial — 7.6%
Associated Banc-Corp.	296,020	7,489,306
Fulton Financial Corp.	324,100	5,898,620
Synovus Financial Corp.	146,970	6,885,545
Texas Capital Bancshares, Inc.†	74,040	6,371,142
Umpqua Holdings Corp.	91,120	1,864,315
Webster Financial Corp.	146,977	8,082,265
Zions Bancorporation	205,490	9,547,065

		46,138,258

Banks-Super Regional — 3.0%
Comerica, Inc.	114,560	9,000,979
Huntington Bancshares, Inc.	648,730	8,952,474

		17,953,453

Batteries/Battery Systems — 1.3%
EnerSys	110,800	7,686,196

Beverages-Non-alcoholic — 0.9%
Cott Corp.	362,150	5,432,250

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	83,470	5,316,204
Tutor Perini Corp.†	157,470	4,440,654

		9,756,858

Building-Maintenance & Services — 0.6%
ABM Industries, Inc.	87,110	3,656,007

Building-Residential/Commercial — 2.8%
CalAtlantic Group, Inc.	230,020	11,349,187
PulteGroup, Inc.	177,440	5,364,011

		16,713,198

Chemicals-Specialty — 0.7%
Ingevity Corp.†	61,471	4,378,579

Commercial Services — 1.1%
Quanta Services, Inc.†	183,069	6,907,193

Computer Services — 3.9%
Amdocs, Ltd.	132,270	8,610,777
Convergys Corp.	247,158	6,359,375
Genpact, Ltd.	275,460	8,387,757

		23,357,909

Computers-Integrated Systems — 2.3%
NCR Corp.†	207,791	6,668,013
VeriFone Systems, Inc.†	378,830	7,228,077

		13,896,090

Consulting Services — 1.4%
Booz Allen Hamilton Holding Corp.	229,530	8,673,939

Containers-Paper/Plastic — 1.4%
Graphic Packaging Holding Co.	533,980	8,271,350

Distribution/Wholesale — 1.0%
Anixter International, Inc.†	90,390	6,209,793

E-Services/Consulting — 1.2%
CDW Corp.	106,370	7,445,900

Electric-Integrated — 3.8%
Alliant Energy Corp.	145,878	6,310,682
Black Hills Corp.	68,024	4,439,246
PNM Resources, Inc.	139,530	6,055,602
Portland General Electric Co.	130,570	6,233,412

		23,038,942

Electronic Components-Semiconductors — 1.4%
Mellanox Technologies, Ltd.†	76,420	3,572,635
Qorvo, Inc.†	62,407	4,731,075

		8,303,710

Electronic Parts Distribution — 1.1%
Avnet, Inc.	171,040	6,807,392

Engineering/R&D Services — 1.2%
AECOM†	203,918	7,149,365

Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.†	134,970	4,287,997

Food-Misc./Diversified — 0.7%
Ingredion, Inc.	34,603	4,337,486

Footwear & Related Apparel — 0.8%
Crocs, Inc.†	493,260	5,031,252

Gas-Distribution — 0.6%
Southwest Gas Holdings, Inc.	43,320	3,569,135

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	82,703	8,724,339
Old Republic International Corp.	308,750	6,264,538

		14,988,877

Insurance-Property/Casualty — 2.7%
First American Financial Corp.	132,180	7,193,235
Hanover Insurance Group, Inc.	36,010	3,542,664
Selective Insurance Group, Inc.	97,060	5,784,776

		16,520,675

Insurance-Reinsurance — 3.4%
Essent Group, Ltd.†	137,626	5,865,620
Reinsurance Group of America, Inc.	73,420	10,967,480
Validus Holdings, Ltd.	76,560	3,987,245

		20,820,345

Machinery-Construction & Mining — 2.8%
Oshkosh Corp.	100,600	9,210,936
Terex Corp.	160,220	7,547,964

		16,758,900

Machinery-Electrical — 1.2%
Regal Beloit Corp.	88,700	7,198,005

Machinery-Pumps — 1.2%
SPX FLOW, Inc.†	179,360	7,395,013

Medical Labs & Testing Services — 1.4%
ICON PLC†	71,994	8,557,207

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	81,720	5,543,067
WellCare Health Plans, Inc.†	30,578	6,046,494

		11,589,561

Medical-Hospitals — 1.0%
LifePoint Health, Inc.†	126,526	6,092,227

Metal-Aluminum — 1.3%
Alcoa Corp.†	162,660	7,771,895

Networking Products — 1.5%
Infinera Corp.†	400,880	3,355,366
NETGEAR, Inc.†	123,213	5,747,886

		9,103,252

Office Furnishings-Original — 1.0%
Steelcase, Inc., Class A	409,140	5,952,987

Oil & Gas Drilling — 0.5%
Helmerich & Payne, Inc.	58,890	3,198,316

Oil Companies-Exploration & Production — 4.1%
Oasis Petroleum, Inc.†	572,110	5,406,440
QEP Resources, Inc.†	718,870	6,433,886
SM Energy Co.	308,110	6,571,986
SRC Energy, Inc.†	664,250	6,336,945

		24,749,257

Oil Refining & Marketing — 1.1%
HollyFrontier Corp.	184,530	6,818,383

Oil-Field Services — 3.3%
Helix Energy Solutions Group, Inc.†	226,750	1,546,435
MRC Global, Inc.†	308,110	5,284,086
Oil States International, Inc.†	203,060	4,680,533
RPC, Inc.	342,980	8,337,844

		19,848,898

Publishing-Books — 1.3%
Houghton Mifflin Harcourt Co.†	388,981	3,850,912
Scholastic Corp.	113,000	4,174,220

		8,025,132

Real Estate Investment Trusts — 4.7%
Education Realty Trust, Inc.	203,280	7,094,472
Empire State Realty Trust, Inc., Class A	312,905	6,273,745
Gramercy Property Trust	328,665	9,761,351
STAG Industrial, Inc.	194,870	5,319,951

		28,449,519

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	40,264	3,780,387
Caleres, Inc.	143,100	3,910,923

		7,691,310

Retail-Arts & Crafts — 1.1%
Michaels Cos., Inc.†	330,030	6,409,183

Retail-Restaurants — 1.8%
Bloomin’ Brands, Inc.	388,540	6,908,241
Brinker International, Inc.	134,539	4,133,038

		11,041,279

Rubber/Plastic Products — 1.4%
Trinseo SA	115,920	8,230,320

Semiconductor Components-Integrated Circuits — 1.9%
Cypress Semiconductor Corp.	459,880	7,293,697
Integrated Device Technology, Inc.†	128,500	3,992,495

		11,286,192

Telecom Equipment-Fiber Optics — 0.5%
Finisar Corp.†	124,870	2,939,440

Theaters — 1.0%
Regal Entertainment Group, Class A	358,950	5,868,833

Transport-Air Freight — 0.9%
Atlas Air Worldwide Holdings, Inc.†	90,290	5,539,292

Transport-Services — 1.3%
Ryder System, Inc.	95,467	7,740,464

Transport-Truck — 1.3%
Werner Enterprises, Inc.	212,970	7,592,380

Total Long-Term Investment Securities (cost $490,885,622)		599,912,447

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $7,542,000)	$7,542,000	7,542,000

TOTAL INVESTMENTS (cost $498,427,622)	100.3%	607,454,447
Liabilities in excess of other assets	(0.3)	(2,064,263)

NET ASSETS	100.0%	$605,390,184

#	Effective October 9, 2017, the Portfolio’s name changed to SA AB Small & Mid Cap Value Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$599,912,447	$—	$—	$599,912,447
Short-Term Investment Securities	—	7,542,000	—	7,542,000

Total Investments at Value	$599,912,447	$7,542,000	$—	$607,454,447

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 41.1%
Australia — 1.5%
AGL Energy, Ltd.	68,406	$1,322,999
AMP, Ltd.	5,136	19,536
APA Group	39,894	261,361
ASX, Ltd.	5,730	236,727
AusNet Services	157,807	213,776
Australia & New Zealand Banking Group, Ltd.	25,574	585,626
Bank of Queensland, Ltd.	5,160	52,761
Bendigo & Adelaide Bank, Ltd.	11,182	97,392
BHP Billiton, Ltd.	33,879	688,163
Brambles, Ltd.	45,213	327,352
Caltex Australia, Ltd.	4,513	118,335
Challenger, Ltd.	6,344	64,577
Commonwealth Bank of Australia	24,158	1,435,326
CSL, Ltd.	152	16,162
Dexus	35,900	268,441
Goodman Group	57,007	364,749
GPT Group	66,342	258,444
Insurance Australia Group, Ltd.	11,110	55,780
LendLease Group	1,785	22,145
Macquarie Group, Ltd.	739	55,626
Medibank Private, Ltd.	68,343	160,580
Mirvac Group	135,851	250,576
Origin Energy, Ltd.†	15,494	94,155
Ramsay Health Care, Ltd.	1,636	83,779
Rio Tinto, Ltd.	4,523	240,413
Scentre Group	139,101	427,973
Stockland	93,170	322,311
Suncorp Group, Ltd.	35,704	371,088
Telstra Corp., Ltd.	89,511	242,516
Vicinity Centres	140,145	284,239
Wesfarmers, Ltd.	7,143	228,516
Westpac Banking Corp.	47,107	1,189,400

		10,360,824

Austria — 0.2%
ANDRITZ AG	7,445	420,954
Erste Group Bank AG	1,752	75,286
OMV AG	4,646	279,145
voestalpine AG	8,514	468,454

		1,243,839

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	11,975	1,465,350
Groupe Bruxelles Lambert SA	3,625	389,238
KBC Group NV	1,238	102,835

		1,957,423

Bermuda — 0.3%
Axalta Coating Systems, Ltd.†	16,180	537,985
CK Infrastructure Holdings, Ltd.	6,500	56,573
Hongkong Land Holdings, Ltd.	12,000	87,000
IHS Markit, Ltd.†	1,187	50,578
Invesco, Ltd.	12,018	430,124
Jardine Matheson Holdings, Ltd.	1,300	83,278
Kerry Properties, Ltd.	6,500	29,245
XL Group, Ltd.	21,394	865,815

		2,140,598

Canada — 0.4%
Atco, Ltd., Class I	640	23,207
BCE, Inc.	3,331	153,808
Canadian Imperial Bank of Commerce	2,996	263,721
Canadian Utilities, Ltd., Class A	5,258	158,788
CGI Group, Inc., Class A†	3,059	162,541
First Capital Realty, Inc.	1,398	22,171
Fortis, Inc.	15,638	575,895
Hydro One, Ltd.*	24,408	431,553
Imperial Oil, Ltd.	1,105	35,828
Industrial Alliance Insurance & Financial Services, Inc.	653	29,590
Intact Financial Corp.	3,039	248,401
Loblaw Cos., Ltd.	1,288	66,472
National Bank of Canada	1,437	69,739
Pembina Pipeline Corp.	261	8,629
RioCan Real Estate Investment Trust	6,309	119,666
Shaw Communications, Inc., Class B	2,648	60,468
Smart Real Estate Investment Trust	1,123	25,226
Trisura Group, Ltd.†	11	246

		2,455,949

Cayman Islands — 0.2%
ASM Pacific Technology, Ltd.	800	11,639
CK Hutchison Holdings, Ltd.	50,500	641,170
Melco Resorts & Entertainment, Ltd. ADR	9,197	232,500
MGM China Holdings, Ltd.	10,000	22,535
Sands China, Ltd.	24,800	116,825
Wynn Macau, Ltd.	15,600	39,993

		1,064,662

Curacao — 0.1%
Schlumberger, Ltd.	8,656	553,984

Denmark — 0.4%
AP Moller - Maersk A/S, Series A	38	70,429
AP Moller - Maersk A/S, Series B	83	159,419
Carlsberg A/S, Class B	1,334	152,335
Coloplast A/S, Class B	4,552	400,458
Danske Bank A/S	9,999	381,444
H. Lundbeck A/S	2,338	138,928
Novo Nordisk A/S, Class B	26,578	1,322,191
Oersted A/S†	5,153	288,776
Vestas Wind Systems A/S	1,869	164,862

		3,078,842

Finland — 0.5%
Fortum Oyj	8,008	170,052
Kone Oyj, Class B	1,562	84,552
Neste Oyj	23,841	1,328,295
Nokian Renkaat Oyj	2,937	134,691
Orion Oyj, Class B	6,810	279,228
Sampo Oyj, Class A	3,608	189,041
Stora Enso Oyj, Class R	30,981	484,665
UPM-Kymmene Oyj	21,010	631,416

		3,301,940

France — 2.1%
AXA SA	20,107	607,323
BNP Paribas SA	11,763	918,590
Cie Generale des Etablissements Michelin	8,833	1,277,908
CNP Assurances	73,246	1,704,278

Credit Agricole SA	1,164	20,311
Dassault Aviation SA	388	605,177
Eiffage SA	5,553	580,152
Electricite de France SA	3,327	43,560
Engie SA	40,559	685,527
Eurazeo SA	20,091	1,867,793
LVMH Moet Hennessy Louis Vuitton SE	512	152,739
Orange SA	14,974	245,677
Sanofi	10,823	1,024,836
Societe BIC SA	1,070	113,010
Societe Generale SA	6,335	352,732
Suez	4,902	86,222
Thales SA	653	68,063
TOTAL SA	30,623	1,707,580
Unibail-Rodamco SE	133	33,286
Valeo SA	6,069	410,736
Veolia Environnement SA	13,381	317,037
Vivendi SA	625	15,525
Wendel SA	10,223	1,724,315

		14,562,377

Germany — 1.5%
adidas AG	1,285	285,970
Allianz SE	6,821	1,583,923
BASF SE	6,821	743,852
Bayer AG	8,173	1,063,419
Commerzbank AG†	1,802	24,695
Continental AG	2,974	754,863
Daimler AG	1,539	127,802
Deutsche Bank AG	12,824	208,386
Deutsche Lufthansa AG	1,715	54,737
Deutsche Post AG	15,325	701,914
Deutsche Telekom AG	28,317	515,886
E.ON SE	53,121	626,824
Fresenius Medical Care AG & Co. KGaA	625	60,441
Fresenius SE & Co. KGaA	3,692	308,398
Hannover Rueck SE	968	121,383
HUGO BOSS AG	278	24,883
Innogy SE*	21,507	1,000,844
Linde AG	218	47,080
Merck KGaA	171	18,304
Muenchener Rueckversicherungs-Gesellschaft AG	3,430	767,323
ProSiebenSat.1 Media SE	486	16,952
RWE AG†	12,814	320,320
SAP SE	8,868	1,008,817
Siemens AG	2,270	323,916
Volkswagen AG (Preference Shares)	309	56,114

		10,767,046

Hong Kong — 0.5%
AIA Group, Ltd.	120,800	908,934
Bank of East Asia, Ltd.	12,400	54,359
BOC Hong Kong Holdings, Ltd.	37,000	176,193
CLP Holdings, Ltd.	17,000	172,911
Galaxy Entertainment Group, Ltd.	24,000	163,355
Hang Lung Group, Ltd.	9,000	31,610
Hang Lung Properties, Ltd.	21,000	48,237
Hang Seng Bank, Ltd.	7,800	184,667
Henderson Land Development Co., Ltd.	12,320	80,303
HKT Trust & HKT, Ltd.	39,000	47,591
Hong Kong & China Gas Co., Ltd.	85,470	161,926
Hong Kong Exchanges & Clearing, Ltd.	11,900	331,310
Hysan Development Co., Ltd.	6,000	28,995
I-CABLE Communications, Ltd.†	15,581	487
Link REIT	22,500	189,053
New World Development Co., Ltd.	59,000	87,879
Power Assets Holdings, Ltd.	14,500	125,644
Sino Land Co., Ltd.	32,000	55,129
Sun Hung Kai Properties, Ltd.	15,000	245,341
Swire Pacific, Ltd., Class A	5,500	54,320
Swire Properties, Ltd.	12,000	40,531
Wharf Holdings, Ltd.	13,000	118,229
Wheelock & Co., Ltd.	8,000	55,682

		3,362,686

Ireland — 0.4%
Accenture PLC, Class A	15,124	2,153,053
DCC PLC	7,570	717,862
Medtronic PLC	2,985	240,352

		3,111,267

Israel — 0.1%
Azrieli Group, Ltd.	434	24,490
Bank Hapoalim B.M.	10,993	77,798
Bank Leumi Le-Israel B.M.	14,705	81,308
Bezeq The Israeli Telecommunication Corp., Ltd.	21,036	31,411
Check Point Software Technologies, Ltd.†	4,437	522,279
Mizrahi Tefahot Bank, Ltd.	1,427	25,746
Teva Pharmaceutical Industries, Ltd. ADR	9,212	127,126

		890,158

Italy — 0.8%
Assicurazioni Generali SpA	4,666	85,006
Atlantia SpA	38,673	1,261,350
Enel SpA	119,266	739,786
Eni SpA	15,940	260,691
Intesa Sanpaolo SpA	66,514	223,604
Poste Italiane SpA*	180,711	1,320,894
UniCredit SpA†	36,041	689,770
UnipolSai Assicurazioni SpA	321,311	732,090

		5,313,191

Japan — 5.1%
Aeon Co., Ltd.	7,000	107,766
Aeon Mall Co., Ltd.	1,100	19,493
Aisin Seiki Co., Ltd.	7,200	369,799
Ajinomoto Co., Inc.	1,400	28,030
Alfresa Holdings Corp.	6,100	115,933
Alps Electric Co., Ltd.	1,600	48,476
Amada Holdings Co., Ltd.	3,200	39,428

Asahi Glass Co., Ltd.	2,300	89,609
Asahi Kasei Corp.	9,000	108,359
Astellas Pharma, Inc.	49,400	655,379
Bridgestone Corp.	22,000	1,042,874
Brother Industries, Ltd.	4,300	103,581
Canon, Inc.	20,100	750,049
Central Japan Railway Co.	4,200	759,808
Chubu Electric Power Co., Inc.	6,600	84,572
Chugai Pharmaceutical Co., Ltd.	1,000	47,491
Chugoku Electric Power Co., Inc.	2,900	32,161
CYBERDYNE, Inc.†	1,000	13,174
Dai-ichi Life Holdings, Inc.	13,200	248,723
Daicel Corp.	3,300	40,806
Daiichi Sankyo Co., Ltd.	6,400	146,344
Daito Trust Construction Co., Ltd.	700	122,110
Daiwa House Industry Co., Ltd.	5,800	211,178
Daiwa Securities Group, Inc.	23,000	142,748
Denso Corp.	5,700	310,403
Dentsu, Inc.	1,600	67,895
East Japan Railway Co.	2,900	279,785
Eisai Co., Ltd.	2,200	121,836
Electric Power Development Co., Ltd.	1,500	37,531
FANUC Corp.	2,700	626,173
Fast Retailing Co., Ltd.	600	198,461
FUJIFILM Holdings Corp.	1,100	44,753
Fujitsu, Ltd.	58,000	448,065
Hakuhodo DY Holdings, Inc.	5,600	76,880
Hirose Electric Co., Ltd.	800	119,537
Hitachi Chemical Co., Ltd.	3,500	98,962
Hitachi High-Technologies Corp.	1,200	49,760
Hitachi, Ltd.	59,000	465,441
Honda Motor Co., Ltd.	3,100	96,049
Hoya Corp.	11,300	610,094
Hulic Co., Ltd.	3,000	30,737
Idemitsu Kosan Co., Ltd.	1,000	28,979
Inpex Corp.	5,700	60,381
Japan Airlines Co., Ltd.	1,000	34,035
Japan Exchange Group, Inc.	5,700	101,814
Japan Post Bank Co., Ltd.	24,700	310,854
Japan Post Holdings Co., Ltd.	33,600	386,516
Japan Prime Realty Investment Corp.	9	28,930
Japan Real Estate Investment Corp.	12	56,145
Japan Retail Fund Investment Corp.	26	46,053
Japan Tobacco, Inc.	14,400	474,533
JSR Corp.	800	15,394
JTEKT Corp.	1,000	16,323
JXTG Holdings, Inc.	16,100	82,578
Kansai Electric Power Co., Inc.	7,100	96,630
Kao Corp.	6,900	414,831
KDDI Corp.	24,100	640,943
Keyence Corp.	200	110,514
Kikkoman Corp.	2,100	71,659
Kirin Holdings Co., Ltd.	14,000	332,993
Koito Manufacturing Co., Ltd.	4,900	324,929
Komatsu, Ltd.	2,300	74,782
Kuraray Co., Ltd.	3,200	62,562
Kyocera Corp.	900	59,705
Kyushu Electric Power Co., Inc.	4,300	48,784
Kyushu Railway Co.	2,500	79,702
Lawson, Inc.	700	45,557
Lion Corp.	7,500	143,529
Mabuchi Motor Co., Ltd.	2,800	145,535
Makita Corp.	10,100	421,925
Medipal Holdings Corp.	3,300	60,889
MEIJI Holdings Co., Ltd.	2,400	195,453
MinebeaMitsumi, Inc.	1,300	23,575
Miraca Holdings, Inc.	1,200	55,618
Mitsubishi Chemical Holdings Corp.	18,300	189,510
Mitsubishi Corp.	1,100	25,622
Mitsubishi Electric Corp.	20,300	344,835
Mitsubishi Estate Co., Ltd.	12,700	228,467
Mitsubishi Gas Chemical Co., Inc.	500	12,132
Mitsubishi Tanabe Pharma Corp.	10,200	223,726
Mitsubishi UFJ Financial Group, Inc.	140,000	938,833
Mitsui Fudosan Co., Ltd.	9,000	207,854
Mixi, Inc.	2,100	101,948
Mizuho Financial Group, Inc.	329,700	594,130
MS&AD Insurance Group Holdings, Inc.	11,500	387,868
Murata Manufacturing Co., Ltd.	3,900	606,754
NGK Insulators, Ltd.	3,300	64,575
NGK Spark Plug Co., Ltd.	5,000	112,528
NH Foods, Ltd.	3,000	86,012
Nidec Corp.	1,600	211,002
Nintendo Co., Ltd.	1,100	423,728
Nippon Building Fund, Inc.	14	67,473
Nippon Prologis REIT, Inc.	19	39,903
Nippon Telegraph & Telephone Corp.	22,200	1,068,560
Nippon Yusen KK†	400	8,383
Nissin Foods Holdings Co., Ltd.	300	18,812
Nitto Denko Corp.	2,400	221,732
NOK Corp.	17,500	425,861
Nomura Holdings, Inc.	40,400	230,522
Nomura Real Estate Holdings, Inc.	1,200	26,236
Nomura Real Estate Master Fund, Inc.	39	48,739
NSK, Ltd.	3,000	42,610
NTT Data Corp.	40,900	473,729
NTT DOCOMO, Inc.	41,300	995,588
Olympus Corp.	5,300	195,304
Omron Corp.	6,600	366,844
Ono Pharmaceutical Co., Ltd.	500	11,422
ORIX Corp.	35,900	612,041
Osaka Gas Co., Ltd.	3,800	73,139
Otsuka Corp.	2,100	142,210
Otsuka Holdings Co., Ltd.	3,400	141,496
Panasonic Corp.	21,700	324,532
Recruit Holdings Co., Ltd.	18,100	441,894
Resona Holdings, Inc.	17,200	92,002
Rohm Co., Ltd.	900	82,793
Seiko Epson Corp.	3,500	82,987
Seven & i Holdings Co., Ltd.	13,500	542,826
Sharp Corp.†	1,800	56,752
Shin-Etsu Chemical Co., Ltd.	6,200	649,417
Shionogi & Co., Ltd.	5,900	315,846
Shiseido Co., Ltd.	3,700	152,061
Showa Shell Sekiyu KK	11,700	137,060
SMC Corp.	700	266,198
SoftBank Group Corp.	7,100	621,113

Sompo Holdings, Inc.	7,900	315,361
Sony Corp.	7,600	294,963
Stanley Electric Co., Ltd.	4,600	168,497
Subaru Corp.	2,000	68,388
Sumitomo Chemical Co., Ltd.	32,000	223,455
Sumitomo Corp.	20,300	291,632
Sumitomo Electric Industries, Ltd.	17,000	287,283
Sumitomo Mitsui Financial Group, Inc.	18,500	734,924
Sumitomo Mitsui Trust Holdings, Inc.	2,700	105,550
Sumitomo Realty & Development Co., Ltd.	3,000	99,336
Sumitomo Rubber Industries, Ltd.	5,400	101,821
Suruga Bank, Ltd.	3,200	72,271
Suzuken Co., Ltd.	1,700	60,925
Suzuki Motor Corp.	4,100	222,660
Sysmex Corp.	600	40,790
T&D Holdings, Inc.	9,100	139,935
Takeda Pharmaceutical Co., Ltd.	8,200	461,185
TDK Corp.	5,800	442,250
Teijin, Ltd.	1,400	29,464
Terumo Corp.	5,000	206,895
Toho Co., Ltd.	900	29,682
Toho Gas Co., Ltd.	700	19,485
Tohoku Electric Power Co., Inc.	4,600	59,955
Tokio Marine Holdings, Inc.	12,000	512,379
Tokyo Electric Power Co. Holdings, Inc.†	14,700	59,987
Tokyo Gas Co., Ltd.	4,000	99,222
Tokyo Tatemono Co., Ltd.	2,100	29,199
Tokyu Fudosan Holdings Corp.	5,300	34,493
Toray Industries, Inc.	12,700	127,720
Toshiba Corp.†	38,000	109,951
Tosoh Corp.	1,400	30,018
Toyo Suisan Kaisha, Ltd.	1,100	42,131
Toyoda Gosei Co., Ltd.	2,100	50,752
Toyota Industries Corp.	1,400	85,080
Toyota Motor Corp.	19,800	1,217,202
Toyota Tsusho Corp.	6,100	219,955
Trend Micro, Inc.	600	31,925
Unicharm Corp.	4,500	101,810
United Urban Investment Corp.	31	44,521
Yakult Honsha Co., Ltd.	600	49,285
Yamazaki Baking Co., Ltd.	4,700	84,324
Yaskawa Electric Corp.	500	17,765

		35,222,938

Jersey — 0.2%
Delphi Automotive PLC	699	69,467
Experian PLC	25,392	534,869
Glencore PLC	103,054	496,842
Shire PLC	4,872	240,776

		1,341,954

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	3,226	399,282

Luxembourg — 0.0%
ArcelorMittal†	6,887	197,469
Millicom International Cellular SA SDR	679	43,433

		240,902

Netherlands — 1.0%
ABN AMRO Group NV CVA*	6,547	202,211
Aegon NV	12,142	71,680
AerCap Holdings NV†	15,073	793,443
Akzo Nobel NV	216	19,560
Altice NV, Class A†	23,813	449,226
CNH Industrial NV	24,087	307,793
ING Groep NV	100,367	1,854,231
Koninklijke Philips NV	13,828	563,039
LyondellBasell Industries NV, Class A	8,444	874,207
NN Group NV	4,494	188,245
NXP Semiconductors NV†	4,230	495,121
RELX NV	12,296	277,723
STMicroelectronics NV	2,406	56,613
Unilever NV CVA	12,838	746,296

		6,899,388

New Zealand — 0.0%
Auckland International Airport, Ltd.	9,525	40,607
Contact Energy, Ltd.	7,124	28,031
Mercury NZ, Ltd.	7,245	16,311
Meridian Energy, Ltd.	13,276	25,891
Ryman Healthcare, Ltd.	3,953	25,157
Spark New Zealand, Ltd.	18,916	47,635

		183,632

Norway — 0.1%
DNB ASA	8,077	155,745
Marine Harvest ASA	2,948	57,567
Norsk Hydro ASA	3,653	28,243
Statoil ASA	26,263	531,819
Telenor ASA	13,159	279,516

		1,052,890

Panama — 0.1%
Carnival Corp.	15,958	1,059,452

Portugal — 0.0%
EDP - Energias de Portugal SA	27,199	97,044

Singapore — 0.5%
Ascendas Real Estate Investment Trust	25,300	50,856
Broadcom, Ltd.	3,495	922,366
CapitaLand Commercial Trust	21,700	27,621
CapitaLand Mall Trust	25,600	37,937
CapitaLand, Ltd.	26,100	70,271
City Developments, Ltd.	4,300	40,820
DBS Group Holdings, Ltd.	18,100	302,486
Global Logistic Properties, Ltd.	27,100	66,005
Jardine Cycle & Carriage, Ltd.	1,000	28,897
Oversea-Chinese Banking Corp., Ltd.	32,000	279,363
Singapore Airlines, Ltd.	59,000	444,524
Singapore Exchange, Ltd.	8,200	46,140
Singapore Telecommunications, Ltd.	82,500	226,964
StarHub, Ltd.	6,300	12,155
Suntec Real Estate Investment Trust	25,300	36,193
United Overseas Bank, Ltd.	13,400	242,028

UOL Group, Ltd.	5,000	33,160
Wilmar International, Ltd.	161,800	402,393
Yangzijiang Shipbuilding Holdings, Ltd.	155,800	180,020

		3,450,199

Spain — 0.8%
Amadeus IT Group SA	244	16,556
Banco Bilbao Vizcaya Argentaria SA	76,476	669,281
Banco Santander SA	171,603	1,163,969
CaixaBank SA	29,652	138,782
Endesa SA	23,932	547,787
Gas Natural SDG SA	14,978	320,504
Iberdrola SA	123,956	1,001,778
Industria de Diseno Textil SA	7,188	268,729
Mapfre SA	94,965	310,731
Red Electrica Corp. SA	11,167	247,280
Repsol SA	14,239	266,791
Telefonica SA	51,739	542,775

		5,494,963

Sweden — 0.4%
Alfa Laval AB	3,169	80,288
Atlas Copco AB, Class A	12,930	567,140
Atlas Copco AB, Class B	3,959	157,241
Essity AB, Class B†	897	26,819
Hennes & Mauritz AB, Class B	9,088	228,187
Investor AB, Class B	362	17,941
Lundin Petroleum AB†	2,420	56,918
Nordea Bank AB	39,928	482,666
Skandinaviska Enskilda Banken AB, Class A	14,506	178,820
Svenska Handelsbanken AB, Class A	15,828	226,880
Swedbank AB, Class A	8,286	205,674
Telefonaktiebolaget LM Ericsson, Class B	21,446	135,004
Telia Co AB	44,554	206,228
Volvo AB, Class B	3,473	68,824

		2,638,630

Switzerland — 1.8%
ABB, Ltd.†	2,783	72,752
Adecco Group AG†	1,085	86,080
Baloise Holding AG†	282	44,463
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	10	57,886
Cie Financiere Richemont SA†	630	58,097
Coca-Cola HBC AG	4,827	163,160
Credit Suisse Group AG†	18,837	297,004
EMS-Chemie Holding AG	120	78,665
Geberit AG†	206	93,249
Julius Baer Group, Ltd.†	246	14,548
Kuehne & Nagel International AG†	2,131	372,095
LafargeHolcim, Ltd.	4,594	259,482
Lonza Group AG	143	37,984
Nestle SA†	36,116	3,037,270
Novartis AG†	29,208	2,406,553
Roche Holding AG†	9,136	2,110,808
Schindler Holding AG	204	45,047
SGS SA†	15	37,047
Sika AG	11	81,426
Swatch Group AG† (BR)	313	122,671
Swatch Group AG	573	43,191
Swiss Life Holding AG†	281	97,680
Swiss Prime Site AG	725	61,879
Swiss Re AG†	6,239	586,909
Swisscom AG†	394	199,044
TE Connectivity, Ltd.	2,786	253,442
UBS Group AG†	58,629	997,865
Zurich Insurance Group AG†	2,042	623,254

		12,339,551

United Kingdom — 3.6%
Anglo American PLC	8,254	155,668
Aon PLC	4,815	690,615
Associated British Foods PLC	13,384	592,295
AstraZeneca PLC	20,183	1,348,881
Aviva PLC	48,072	322,427
Barclays PLC	104,637	258,421
BHP Billiton PLC	24,221	438,304
BP PLC	268,204	1,817,410
British American Tobacco PLC	20,105	1,300,677
BT Group PLC	66,890	231,250
Bunzl PLC	12,390	385,888
Compass Group PLC	13,884	304,814
ConvaTec Group PLC*	28,914	75,230
Croda International PLC	8,216	456,561
Diageo PLC	3,828	130,765
Direct Line Insurance Group PLC	14,122	69,717
GKN PLC	119,813	504,441
GlaxoSmithKline PLC	90,371	1,629,356
HSBC Holdings PLC	192,542	1,877,786
Imperial Brands PLC	27,619	1,126,326
InterContinental Hotels Group PLC	1,465	81,176
Liberty Global PLC, Class A†	30,519	941,511
Lloyds Banking Group PLC	109,800	99,588
Micro Focus International PLC	3,308	116,209
Mondi PLC	36,809	890,248
National Grid PLC	29,476	354,686
Nielsen Holdings PLC	3,539	131,191
Pearson PLC	14,667	137,042
Prudential PLC	12,735	313,247
Rio Tinto PLC	24,023	1,132,190
Royal Dutch Shell PLC, Class A	35,434	1,113,244
Royal Dutch Shell PLC, Class B	28,938	930,679
Schroders PLC	7,788	361,303
Sky PLC†	97,914	1,226,319
Smith & Nephew PLC	17,058	321,936
Standard Chartered PLC†	15,782	157,290
Unilever PLC	7,797	442,132
Vodafone Group PLC	942,289	2,698,236
Weir Group PLC	3,476	90,163

		25,255,222

United States — 18.1%
3M Co.	1,668	383,957
Abbott Laboratories	2,428	131,670
AbbVie, Inc.	10,542	951,415

Activision Blizzard, Inc.	13,201	864,533
Adobe Systems, Inc.†	7,938	1,390,420
AES Corp.	69,872	742,739
Aetna, Inc.	2,236	380,187
AGCO Corp.	4,354	298,554
Air Products & Chemicals, Inc.	3,888	619,864
Alaska Air Group, Inc.	838	55,333
Alexion Pharmaceuticals, Inc.†	773	92,497
Alphabet, Inc., Class A†	2,260	2,334,670
Alphabet, Inc., Class C†	894	908,876
Amazon.com, Inc.†	3,176	3,510,369
American Express Co.	2,698	257,713
American Tower Corp.	1,115	160,192
Ameriprise Financial, Inc.	366	57,294
AmerisourceBergen Corp.	4,004	308,108
Amgen, Inc.	4,198	735,574
Amphenol Corp., Class A	4,275	371,925
ANSYS, Inc.†	2,728	372,945
Anthem, Inc.	1,770	370,302
Apache Corp.	5,130	212,228
Apartment Investment & Management Co., Class A	1,047	46,047
Apple, Inc.	36,101	6,102,513
Archer-Daniels-Midland Co.	150	6,131
AT&T, Inc.	5,637	189,685
Autodesk, Inc.†	6,437	804,368
Autoliv, Inc.	106	13,235
AutoZone, Inc.†	122	71,919
Ball Corp.	644	27,647
Bank of America Corp.	53,377	1,461,996
Bank of New York Mellon Corp.	10,285	529,163
Baxter International, Inc.	10,054	648,181
Becton Dickinson and Co.	343	71,574
Bed Bath & Beyond, Inc.	2,187	43,521
Berkshire Hathaway, Inc., Class B†	7,807	1,459,441
Best Buy Co., Inc.	9,258	518,263
Biogen, Inc.†	830	258,678
BorgWarner, Inc.	1,675	88,306
Bristol-Myers Squibb Co.	12,452	767,790
Cadence Design Systems, Inc.†	4,150	179,114
CBRE Group, Inc., Class A†	3,392	133,373
CBS Corp., Class B	238	13,357
Celanese Corp., Series A	4,194	437,476
Celgene Corp.†	6,483	654,589
Chesapeake Energy Corp.†	6,149	23,981
Chevron Corp.	5,202	602,860
Cigna Corp.	141	27,808
Cisco Systems, Inc.	58,476	1,996,955
Citigroup, Inc.	9,542	701,337
Citrix Systems, Inc.†	3,001	247,913
Coca-Cola Co.	27,049	1,243,713
Colgate-Palmolive Co.	11,133	784,320
Comcast Corp., Class A	8,605	310,038
ConocoPhillips	20,276	1,037,117
Cooper Cos., Inc.	216	51,896
Costco Wholesale Corp.	10,723	1,727,261
Crown Castle International Corp.	7,152	765,836
CSRA, Inc.	1,107	35,413
CSX Corp.	2,616	131,925
CVS Health Corp.	9,514	651,994
Danaher Corp.	3,269	301,631
DaVita, Inc.†	270	16,400
Discovery Communications, Inc., Class A†	10,149	191,613
Dollar General Corp.	7,132	576,551
Dollar Tree, Inc.†	3,434	313,353
DowDuPont, Inc.	28,287	2,045,433
DXC Technology Co.	1,209	110,648
eBay, Inc.†	11,260	423,826
Ecolab, Inc.	3,439	449,340
Electronic Arts, Inc.†	7,199	861,000
Eli Lilly & Co.	1,435	117,584
Envision Healthcare Corp.†	269	11,459
Equinix, Inc.	1,389	643,801
Expedia, Inc.	783	97,609
Expeditors International of Washington, Inc.	4,732	276,254
Express Scripts Holding Co.†	13,752	842,860
Exxon Mobil Corp.	38,622	3,219,144
F5 Networks, Inc.†	1,457	176,690
Facebook, Inc., Class A†	14,231	2,562,434
FedEx Corp.	5,898	1,331,827
FleetCor Technologies, Inc.†	913	150,892
FMC Corp.	3,374	313,310
Fortinet, Inc.†	5,952	234,568
Franklin Resources, Inc.	32,974	1,389,195
Gap, Inc.	3,107	80,751
Genuine Parts Co.	720	63,526
Gilead Sciences, Inc.	9,068	679,737
Goldman Sachs Group, Inc.	2,711	657,363
H&R Block, Inc.	479	11,850
HCA Healthcare, Inc.†	16,796	1,270,617
HD Supply Holdings, Inc.†	1,363	48,237
Henry Schein, Inc.†	2,705	212,613
Hewlett Packard Enterprise Co.	21,635	301,159
Home Depot, Inc.	11,930	1,977,755
Host Hotels & Resorts, Inc.	966	18,895
HP, Inc.	22,118	476,643
Humana, Inc.	22	5,618
IDEXX Laboratories, Inc.†	841	139,749
Illinois Tool Works, Inc.	8,628	1,350,455
Intel Corp.	3,259	148,252
Intercontinental Exchange, Inc.	3,412	225,533
International Business Machines Corp.	13,004	2,003,396
International Flavors & Fragrances, Inc.	6,984	1,029,581
Interpublic Group of Cos., Inc.	938	18,057
Iron Mountain, Inc.	4,325	173,000
Johnson & Johnson	16,401	2,286,463
Jones Lang LaSalle, Inc.	855	110,714
JPMorgan Chase & Co.	22,782	2,292,097
Juniper Networks, Inc.	7,349	182,476
Kellogg Co.	4,143	259,062
Kohl’s Corp.	3,992	166,706
Kroger Co.	17,112	354,218
Laboratory Corp. of America Holdings†	461	70,860
Lear Corp.	131	23,002

Lincoln National Corp.	1,500	113,670
LKQ Corp.†	21,494	810,109
Lowe’s Cos., Inc.	7,973	637,441
Macy’s, Inc.	20,456	383,755
ManpowerGroup, Inc.	13,402	1,652,199
Mastercard, Inc., Class A	16,803	2,499,782
Maxim Integrated Products, Inc.	4,423	232,384
McKesson Corp.	5,331	735,038
MercadoLibre, Inc.	1,983	476,535
Merck & Co., Inc.	19,482	1,073,263
MetLife, Inc.	10,025	537,139
Mettler-Toledo International, Inc.†	334	227,998
Microchip Technology, Inc.	4,608	436,838
Micron Technology, Inc.†	2,364	104,749
Microsoft Corp.	54,112	4,501,036
Mondelez International, Inc., Class A	18,857	781,246
Monsanto Co.	2,506	303,477
Moody’s Corp.	2,421	344,775
Morgan Stanley	2,331	116,550
Mosaic Co.	14,480	323,483
Murphy Oil Corp.	8,578	229,462
National Oilwell Varco, Inc.	7,991	273,212
Netflix, Inc.†	3,156	619,933
Newmont Mining Corp.	9,992	361,311
News Corp., Class B	799	11,106
NextEra Energy, Inc.	115	17,833
NIKE, Inc., Class B	11,032	606,650
Nordstrom, Inc.	2,550	101,108
Norfolk Southern Corp.	1,452	190,822
NRG Energy, Inc.	2,036	50,900
NVIDIA Corp.	3,168	655,174
O’Reilly Automotive, Inc.†	932	196,605
Omnicom Group, Inc.	5,141	345,424
Oracle Corp.	50,515	2,571,213
Patterson Cos., Inc.	1,683	62,271
PayPal Holdings, Inc.†	2,924	212,165
PepsiCo, Inc.	5,223	575,731
PerkinElmer, Inc.	732	52,938
Pfizer, Inc.	45,294	1,588,008
Philip Morris International, Inc.	20,505	2,145,643
PPG Industries, Inc.	11,114	1,291,891
Praxair, Inc.	6,924	1,011,735
Priceline Group, Inc.†	180	344,153
Procter & Gamble Co.	3,604	311,169
Prologis, Inc.	2,991	193,159
Public Storage	610	126,423
PVH Corp.	183	23,206
Qorvo, Inc.†	4,883	370,180
QUALCOMM, Inc.	17,619	898,745
Quanta Services, Inc.†	1,009	38,070
Ralph Lauren Corp.	1,485	132,804
Red Hat, Inc.†	2,095	253,139
S&P Global, Inc.	4,902	767,016
Sabre Corp.	3,163	61,868
salesforce.com, Inc.†	2,771	283,584
SBA Communications Corp.†	799	125,587
Scripps Networks Interactive, Inc., Class A	1,470	122,422
ServiceNow, Inc.†	1,246	157,457
Simon Property Group, Inc.	2,046	317,805
Splunk, Inc.†	264	17,767
Sprint Corp.†	1,785	11,674
Stanley Black & Decker, Inc.	426	68,820
State Street Corp.	2,670	245,640
Symantec Corp.	7,357	239,103
Sysco Corp.	11,527	641,132
Target Corp.	15,482	914,057
Texas Instruments, Inc.	11,909	1,151,481
Thermo Fisher Scientific, Inc.	204	39,541
Time Warner, Inc.	9,045	889,033
TJX Cos., Inc.	6,016	419,917
Twenty-First Century Fox, Inc., Class A	2,513	65,715
Union Pacific Corp.	1,377	159,443
United Parcel Service, Inc., Class B	10,904	1,281,547
UnitedHealth Group, Inc.	4,557	957,973
Valero Energy Corp.	6,073	479,099
Varian Medical Systems, Inc.†	530	55,221
Veeva Systems, Inc., Class A†	2,232	136,018
Ventas, Inc.	1,291	81,010
VeriSign, Inc.†	1,758	189,020
Verizon Communications, Inc.	7,261	347,584
Vertex Pharmaceuticals, Inc.†	1,090	159,391
Viacom, Inc., Class B	2,093	50,295
Visa, Inc., Class A	7,832	861,363
VMware, Inc., Class A†	3,985	476,965
W.R. Grace & Co.	8,563	654,984
WABCO Holdings, Inc.†	2,386	352,102
Wal-Mart Stores, Inc.	21,399	1,868,347
Walgreens Boots Alliance, Inc.	14,585	966,548
Walt Disney Co.	9,748	953,452
Wells Fargo & Co.	17,118	961,005
Welltower, Inc.	2,185	146,308
Western Digital Corp.	2,217	197,912
Western Union Co.	43,240	858,746
WW Grainger, Inc.	3,667	724,966
Wyndham Worldwide Corp.	372	39,748
Wynn Resorts, Ltd.	1,743	257,075
Xilinx, Inc.	2,459	181,204
Xylem, Inc.	924	61,474

		125,825,975

Total Common Stocks (cost $266,068,475)		285,666,808

U.S. GOVERNMENT TREASURIES — 19.8%
United States Treasury Notes
2.00% due 11/30/2022	206,300	205,986
2.00% due 02/15/2025	35,269,900	34,656,810
2.00% due 08/15/2025	34,714,400	33,997,059
2.25% due 11/15/2025	39,157,000	39,004,043
2.50% due 05/15/2024	14,002,000	14,261,803
2.75% due 11/15/2023	6,353,300	6,574,921

2.75% due 02/15/2024	8,494,900	8,783,926

Total U.S. Government Treasuries (cost $139,642,198)		137,484,548

OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Options – Purchased(1) (cost $1,732,741)	1,544	895,520

Total Long-Term Investment Securities (cost $407,443,414)		424,046,876

SHORT-TERM INVESTMENT SECURITIES — 36.3%
Time Deposits — 36.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $251,780,000)	$251,780,000	251,780,000

TOTAL INVESTMENTS (cost $659,223,414)	97.3%	675,826,876
Other assets less liabilities	2.7	18,726,361

NET ASSETS —	100.0%	$694,553,237

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $3,030,732 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2018	2,250	1,544	$895,520	$1,732,741	$895,520	$(837,221)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

BR — Bearer Shares

CVA — Certification Van Aandelen (Dutch Cert.)

SDR — Swedish Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
105	Long	CAC40 Index	November 2017	$6,552,657	$6,728,840	$176,184
17	Long	DAX Index	December 2017	6,207,583	6,545,697	338,114
92	Long	Nikkei 225 E-Mini Index	December 2017	15,935,999	17,759,993	1,823,994
484	Long	S&P 500 E-Mini Index	December 2017	61,258,815	62,259,340	1,000,525
1,101	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	149,935,807	147,447,984	(2,487,823)
395	Long	Mini MSCI Emerging Markets Index	December 2017	38,867,440	39,646,150	778,710
413	Short	U.S. Treasury 5 Year Notes	December 2017	48,966,155	48,398,438	567,717
223	Short	U.S. Treasury Ultra Bonds	December 2017	37,904,181	36,746,219	1,157,962

						$3,355,383

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	14,033,000	USD	11,196,164	12/20/2017	$460,989	$—
	CAD	1,750,000	USD	1,438,056	12/20/2017	80,904	—
	CHF	111,000	USD	114,362	12/20/2017	2,731	—
	EUR	4,851,067	USD	5,831,327	12/20/2017	165,024	—
	NOK	3,188,000	USD	407,279	12/20/2017	16,494	—
	NZD	67,000	USD	48,631	12/20/2017	2,822	—
	SGD	568,000	USD	422,547	12/20/2017	5,679	—
	USD	58,354	AUD	73,000	12/20/2017	—	(2,509)
	USD	98,457	CHF	94,000	12/20/2017	—	(3,923)
	USD	1,435,273	EUR	1,194,000	12/20/2017	—	(40,618)
	USD	883,254	GBP	648,000	12/20/2017	—	(21,329)
	USD	1,198,097	SEK	9,493,000	12/20/2017	—	(60,782)

						734,643	(129,161)

Citibank N.A.	CAD	1,118,000	USD	906,889	12/20/2017	39,863	—
	GBP	854,000	USD	1,129,739	12/20/2017	—	(6,194)
	USD	154,341	NOK	1,225,000	12/20/2017	—	(4,180)
	USD	141,503	SEK	1,123,000	12/20/2017	—	(6,961)
	USD	7,381	SGD	10,000	12/20/2017	—	(42)

						39,863	(17,377)

Deutsche Bank AG	USD	607,344	EUR	506,000	12/20/2017	—	(16,309)

JPMorgan Chase Bank	CAD	227,000	USD	182,011	12/20/2017	5,969	—
	EUR	340,000	USD	403,758	12/20/2017	6,620	—
	JPY	107,610,000	USD	970,480	12/20/2017	21,884	—
	SGD	351,000	USD	260,945	12/20/2017	3,338	—
	USD	998,428	AUD	1,256,000	12/20/2017	—	(37,595)
	USD	1,013,102	CHF	984,000	12/20/2017	—	(23,506)
	USD	584,362	GBP	431,000	12/20/2017	—	(11,075)
	USD	995,729	JPY	111,509,000	12/20/2017	—	(12,762)
	USD	2,105	NZD	3,000	12/20/2017	—	(54)

						37,811	(84,992)

Morgan Stanley & Co.	CHF	1,125,000	USD	1,167,107	12/20/2017	35,708	—
	EUR	328,000	USD	389,807	12/20/2017	6,686	—
	GBP	63,000	USD	83,969	12/20/2017	171	—
	NZD	5,000	USD	3,657	12/20/2017	238	—
	SEK	291,000	USD	36,033	12/20/2017	1,170	—

						43,973	—

UBS AG	USD	140,800	NOK	1,096,000	12/20/2017	—	(6,452)
	USD	151,013	SEK	1,225,000	12/20/2017	—	(4,251)

						—	(10,703)

Net Unrealized Appreciation/(Depreciation)						$856,290	$(258,542)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Time Deposits	36.3%
United States Treasury Notes	19.8
Medical-Drugs	3.0
Diversified Banking Institutions	2.1
Oil Companies-Integrated	1.6
Banks-Commercial	1.6
Computers	1.1
Chemicals-Diversified	1.0
Electric-Integrated	0.9
Insurance-Multi-line	0.9
Real Estate Investment Trusts	0.9
Retail-Discount	0.9
Tobacco	0.8
Auto/Truck Parts & Equipment-Original	0.8
Applications Software	0.7
Food-Misc./Diversified	0.7
Telephone-Integrated	0.7
Insurance-Life/Health	0.6
Computer Services	0.6
Electronic Components-Semiconductors	0.6
Cellular Telecom	0.6
Transport-Services	0.6
E-Commerce/Products	0.6
Enterprise Software/Service	0.6
Finance-Credit Card	0.5
Rubber-Tires	0.5
Internet Content-Entertainment	0.5
Cosmetics & Toiletries	0.5
Cable/Satellite TV	0.5
Insurance-Property/Casualty	0.5
Web Portals/ISP	0.4
Commercial Services-Finance	0.4
Insurance-Reinsurance	0.4
Oil Refining & Marketing	0.4
Diversified Operations	0.4
Retail-Building Products	0.4
Chemicals-Specialty	0.4
Electronic Components-Misc.	0.4
Investment Management/Advisor Services	0.4
Diversified Manufacturing Operations	0.4
Medical-Biomedical/Gene	0.3
Human Resources	0.3
Networking Products	0.3
Paper & Related Products	0.3
Distribution/Wholesale	0.3
Beverages-Non-alcoholic	0.3
Brewery	0.3
Metal-Diversified	0.3
Private Equity	0.3
Medical-HMO	0.3
Industrial Gases	0.3
Machinery-Electrical	0.3
Multimedia	0.2
Medical Products	0.2
Electric-Distribution	0.2
Auto-Cars/Light Trucks	0.2
Entertainment Software	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Drug Store	0.2
Transport-Rail	0.2
Cruise Lines	0.2
Oil Companies-Exploration & Production	0.2
Electronic Forms	0.2
Medical-Hospitals	0.2
Computer Aided Design	0.2
Diversified Minerals	0.2
Medical-Wholesale Drug Distribution	0.2
Public Thoroughfares	0.2
Computers-Integrated Systems	0.2
Food-Retail	0.2
Gas-Distribution	0.2
E-Commerce/Services	0.2
Audio/Video Products	0.2
Agricultural Chemicals	0.2
Machinery-Farming	0.2
Real Estate Operations & Development	0.2
Banks-Super Regional	0.1
Finance-Other Services	0.1
Commercial Services	0.1
Athletic Footwear	0.1
Pharmacy Services	0.1
Office Automation & Equipment	0.1
Casino Hotels	0.1
Retail-Apparel/Shoe	0.1
Electric-Generation	0.1
Machinery-Construction & Mining	0.1
Rental Auto/Equipment	0.1
Banks-Fiduciary	0.1
Computer Data Security	0.1
Electronic Connectors	0.1
Insurance Brokers	0.1
Aerospace/Defense	0.1
Steel-Producers	0.1
Industrial Automated/Robotic	0.1
Food-Wholesale/Distribution	0.1
Computers-Memory Devices	0.1
Finance-Leasing Companies	0.1
Building & Construction-Misc.	0.1
Airlines	0.1
Oil-Field Services	0.1
Retail-Regional Department Stores	0.1
Machinery-General Industrial	0.1
Coatings/Paint	0.1
Import/Export	0.1
Retail-Major Department Stores	0.1
Retail-Consumer Electronics	0.1
Diagnostic Equipment	0.1
Tools-Hand Held	0.1
Software Tools	0.1
Toys	0.1
Investment Companies	0.1
Advertising Agencies	0.1
Gold Mining	0.1
Diversified Operations/Commercial Services	0.1
Building Products-Cement	0.1

97.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$285,666,808	$—	$—	$285,666,808
U.S. Government Treasuries	—	137,484,548	—	137,484,548
Options-Purchased	895,520	—	—	895,520
Short-Term Investment Securities	—	251,780,000	—	251,780,000

Total Investments at Value	$286,562,328	$389,264,548	$—	$675,826,876

Other Financial Instruments:+
Futures Contracts	$5,843,206	$—	$—	$5,843,206
Forward Foreign Currency Contracts	—	856,290	—	856,290

	$5,843,206	$856,290	$—	$6,699,496

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,487,823	$—	$—	$2,487,823
Forward Foreign Currency Contracts	—	258,542	—	258,542

	$2,487,823	$258,542	$—	$2,746,365

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Boston Company Capital Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Aerospace/Defense — 1.3%
Raytheon Co.	26,647	$4,801,789

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	42,916	5,139,620

Applications Software — 11.2%
HubSpot, Inc.†	25,463	2,203,823
Microsoft Corp.	318,131	26,462,136
salesforce.com, Inc.†	62,882	6,435,344
ServiceNow, Inc.†	32,925	4,160,732
Twilio, Inc., Class A†	70,105	2,239,855

		41,501,890

Auto-Cars/Light Trucks — 1.2%
Tesla, Inc.†	13,633	4,519,749

Auto-Heavy Duty Trucks — 1.0%
PACCAR, Inc.	52,807	3,787,846

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	33,616	3,340,758

Beverages-Non-alcoholic — 2.7%
Monster Beverage Corp.†	53,476	3,097,865
PepsiCo, Inc.	60,971	6,720,833

		9,818,698

Building Products-Cement — 0.9%
Vulcan Materials Co.	26,386	3,212,496

Cable/Satellite TV — 2.5%
Charter Communications, Inc., Class A†	8,768	2,930,002
Comcast Corp., Class A	175,393	6,319,410

		9,249,412

Casino Hotels — 1.2%
Las Vegas Sands Corp.	69,706	4,417,966

Cellular Telecom — 0.9%
T-Mobile US, Inc.†	53,719	3,210,785

Chemicals-Diversified — 1.5%
DowDuPont, Inc.	77,589	5,610,461

Commercial Services — 1.0%
Quanta Services, Inc.†	95,101	3,588,161

Commercial Services-Finance — 3.0%
PayPal Holdings, Inc.†	100,440	7,287,927
Square, Inc., Class A†	107,038	3,980,743

		11,268,670

Computer Data Security — 1.0%
Fortinet, Inc.†	91,169	3,592,970

Computer Services — 0.7%
Teradata Corp.†	81,194	2,715,939

Computer Software — 0.8%
Splunk, Inc.†	42,152	2,836,830

Computers — 5.2%
Apple, Inc.	114,498	19,354,742

Data Processing/Management — 0.9%
First Data Corp., Class A†	195,874	3,488,516

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	18,255	3,033,433

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	13,736	15,182,126
Wayfair, Inc., Class A†	34,882	2,438,252

		17,620,378

E-Commerce/Services — 2.2%
Priceline Group, Inc.†	4,193	8,016,848

Electronic Components-Semiconductors — 7.0%
Broadcom, Ltd.	38,608	10,189,037
NVIDIA Corp.	45,009	9,308,312
Texas Instruments, Inc.	67,548	6,531,216

		26,028,565

Electronic Measurement Instruments — 1.3%
Fortive Corp.	68,140	4,923,796

Entertainment Software — 1.0%
Activision Blizzard, Inc.	58,051	3,801,760

Finance-Credit Card — 2.8%
Visa, Inc., Class A	92,963	10,224,071

Food-Misc./Diversified — 0.8%
Kraft Heinz Co.	40,576	3,137,742

Home Decoration Products — 1.0%
Newell Brands, Inc.	89,837	3,663,553

Industrial Gases — 1.0%
Praxair, Inc.	25,722	3,758,499

Instruments-Controls — 2.1%
Honeywell International, Inc.	52,745	7,603,719

Insurance-Property/Casualty — 1.5%
Progressive Corp.	117,461	5,714,478

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	85,208	15,342,552

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	36,585	5,727,016

Medical Instruments — 1.4%
Boston Scientific Corp.†	178,016	5,009,370

Medical-Biomedical/Gene — 3.9%
Biogen, Inc.†	21,520	6,706,923
BioMarin Pharmaceutical, Inc.†	25,511	2,094,198
Celgene Corp.†	54,426	5,495,393

		14,296,514

Medical-Drugs — 2.9%
Bristol-Myers Squibb Co.	69,468	4,283,397
Merck & Co., Inc.	45,770	2,521,469
Zoetis, Inc.	61,478	3,923,526

		10,728,392

Medical-HMO — 4.0%
Aetna, Inc.	24,991	4,249,220
UnitedHealth Group, Inc.	50,956	10,711,970

		14,961,190

Networking Products — 0.6%
Arista Networks, Inc.†	11,081	2,214,981

Retail-Building Products — 2.3%
Home Depot, Inc.	50,605	8,389,297

Retail-Discount — 2.6%
Costco Wholesale Corp.	34,470	5,552,428
Dollar Tree, Inc.†	43,108	3,933,605

		9,486,033

Retail-Major Department Stores — 0.6%
Nordstrom, Inc.	54,890	2,176,389

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	150,203	7,190,218

Therapeutics — 0.7%
Neurocrine Biosciences, Inc.†	39,468	2,451,357

Transport-Rail — 1.3%
Union Pacific Corp.	42,527	4,924,201

Web Portals/ISP — 4.0%
Alphabet, Inc., Class C†	14,427	14,667,065

Total Long-Term Investment Securities (cost $305,222,594)		360,548,715

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $10,509,000)	$10,509,000	10,509,000

TOTAL INVESTMENTS (cost $315,731,594)	100.4%	371,057,715
Liabilities in excess of other assets	(0.4)	(1,589,113)

NET ASSETS	100.0%	$369,468,602

#	Effective October 9, 2017, the Portfolio’s name changed to SA Boston Company Capital Growth Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$360,548,715	$—	$—	$360,548,715
Short-term Investment Securities	—	10,509,000	—	10,509,000

Total Investments at Value	$360,548,715	$10,509,000	$—	$371,057,715

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Applications Software — 5.1%
Microsoft Corp.	8,000	$665,440
Momo, Inc. ADR†	3,600	109,692
Nuance Communications, Inc.†	125,779	1,853,982
salesforce.com, Inc.†	7,883	806,746
Tableau Software, Inc., Class A†	985	79,874
Verint Systems, Inc.†	7,900	333,380

		3,849,114

Broadcast Services/Program — 1.5%
TiVo Corp.	62,700	1,138,005

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	14,700	529,641

Commercial Services-Finance — 1.9%
Euronet Worldwide, Inc.†	3,491	337,370
PayPal Holdings, Inc.†	7,900	573,224
Travelport Worldwide, Ltd.	34,414	539,956

		1,450,550

Computer Aided Design — 3.4%
Synopsys, Inc.†	29,876	2,584,871

Computer Data Security — 1.6%
Check Point Software Technologies, Ltd.†	3,134	368,903
Fortinet, Inc.†	22,258	877,188

		1,246,091

Computer Graphics — 0.1%
CyberArk Software, Ltd.†	1,729	73,258

Computer Services — 1.0%
DXC Technology Co.	7,982	730,513

Computer Software — 0.6%
Splunk, Inc.†	6,300	423,990

Computers — 5.5%
Apple, Inc.	24,478	4,137,761

Computers-Memory Devices — 3.8%
Brocade Communications Systems, Inc.	44,500	518,425
Western Digital Corp.	26,100	2,329,947

		2,848,372

Computers-Other — 0.1%
Lumentum Holdings, Inc.†	1,700	107,355

Computers-Periphery Equipment — 1.6%
Electronics For Imaging, Inc.†	39,275	1,212,026

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	2,400	222,624

E-Commerce/Products — 2.2%
eBay, Inc.†	35,600	1,339,984
JD.com, Inc. ADR†	4,900	183,848
Secoo Holding, Ltd. ADR†	16,813	121,726

		1,645,558

E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. ADR†	2,400	114,936

Electronic Components-Semiconductors — 25.8%
Broadcom, Ltd.	16,363	4,318,359
Cavium, Inc.†	28,420	1,960,696
Inphi Corp.†	27,259	1,117,074
Lattice Semiconductor Corp.†	134,122	784,614
Microchip Technology, Inc.	18,700	1,772,760
Micron Technology, Inc.†	116,800	5,175,408
ON Semiconductor Corp.†	19,644	418,810
Qorvo, Inc.†	38,441	2,914,212
SK Hynix, Inc.	5,117	375,434
Synaptics, Inc.†	16,900	627,328

		19,464,695

Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,600	280,256

Electronic Measurement Instruments — 1.7%
Keysight Technologies, Inc.†	8,700	388,629
Orbotech, Ltd.†	19,514	872,666

		1,261,295

Enterprise Software/Service — 3.2%
Micro Focus International PLC	4,895	171,959
Micro Focus International PLC ADR†	7,582	264,839
Oracle Corp.	39,500	2,010,550

		2,447,348

Entertainment Software — 0.2%
Zynga, Inc., Class A†	29,800	116,220

Finance-Credit Card — 2.3%
Visa, Inc., Class A	16,000	1,759,680

Internet Application Software — 0.3%
Okta, Inc.†	2,529	73,139
Zendesk, Inc.†	6,208	192,448

		265,587

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	7,500	1,350,450

Medical-Biomedical/Gene — 0.9%
Ablynx NV†	9,515	195,015
Hugel, Inc.†	1,229	470,604

		665,619

Networking Products — 1.4%
Arista Networks, Inc.†	4,712	941,882
LogMeIn, Inc.	760	91,998

		1,033,880

Office Automation & Equipment — 1.7%
Xerox Corp.	42,800	1,297,268

Semiconductor Components-Integrated Circuits — 5.4%
Cypress Semiconductor Corp.	27,600	437,736
Integrated Device Technology, Inc.†	60,500	1,879,735
Maxim Integrated Products, Inc.	32,869	1,726,937

		4,044,408

Semiconductor Equipment — 15.9%
Applied Materials, Inc.	49,200	2,776,356
Lam Research Corp.	32,434	6,764,759
Teradyne, Inc.	48,783	2,092,303
Tokyo Electron, Ltd.	2,200	382,226

		12,015,644

Telecommunication Equipment — 1.6%
ARRIS International PLC†	42,940	1,223,790

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	7,608	355,294

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	1,400	1,446,256
Alphabet, Inc., Class C†	1,703	1,731,338

		3,177,594

Total Long-Term Investment Securities (cost $51,078,097)		73,073,693

REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $2,508,008 and collateralized by $2,565,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/2022 and having approximate value of $2,559,978. (cost $2,508,000)	$2,508,000	2,508,000

TOTAL INVESTMENTS (cost $53,586,097)	100.1%	75,581,693
Liabilities in excess of other assets	(0.1)	(101,576)

NET ASSETS	100.0%	$75,480,117

†	Non-income producing security
#	Effective October 9, 2017, the Portfolio’s name changed to SA Columbia Technology Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$73,073,693	$—	$—	$73,073,693
Repurchase Agreements	—	2,508,000	—	2,508,000

Total Investments at Value	$73,073,693	$2,508,000	$—	$75,581,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

FOREIGN CORPORATE BONDS & NOTES — 55.5%
Banks-Commercial — 21.1%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.45% due 05/15/2018	$3,400,000	$3,398,378
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.80% (3 ML+0.44%) due 01/16/2018*	6,000,000	6,005,239
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	751,783
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.06% (3 ML+0.75%) due 11/16/2018*	1,500,000	1,509,289
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	502,331
Bank of Montreal Senior Notes 1.35% due 08/28/2018	1,200,000	1,197,014
Bank of Montreal Senior Notes 1.40% due 04/10/2018	2,000,000	1,999,012
Bank of Montreal Senior Notes 1.80% due 07/31/2018	1,000,000	1,000,962
Bank of Montreal FRS Senior Notes 1.95% (3 ML+0.60%) due 04/09/2018	1,500,000	1,503,144
Commonwealth Bank of Australia FRS Senior Notes 2.10% (3 ML+0.79%) due 11/02/2018*	800,000	805,220
Commonwealth Bank of Australia FRS Senior Notes 2.38% (3 ML+1.06%) due 03/15/2019	1,100,000	1,112,378
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	4,996,755
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	1,000,000	1,007,351
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	653,000	646,913
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	6,789,000	6,824,479
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,760,780
National Australia Bank, Ltd. FRS Senior Notes 1.61% (3 ML+0.24%) due 07/25/2019*	1,000,000	999,626
National Australia Bank, Ltd. FRS Senior Notes 2.00% (3 ML+0.64%) due 07/23/2018	7,200,000	7,228,382
National Australia Bank, Ltd. FRS Senior Notes 2.00% (3 ML+0.64%) due 07/23/2018*	1,000,000	1,003,942
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,084,604
Nordea Bank AB FRS Senior Notes 2.16% (3 ML+0.84%) due 09/17/2018	1,250,000	1,258,513
Royal Bank of Canada Senior Notes 1.50% due 06/07/2018	900,000	899,568
Royal Bank of Canada Senior Notes 1.63% due 04/15/2019	1,000,000	997,174
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	2,572,000	2,575,007
Royal Bank of Canada FRS Senior Notes 1.80% (3 ML+0.45%) due 01/10/2019	4,500,000	4,514,621
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	3,100,000	3,116,907
Svenska Handelsbanken AB FRS Company Guar. Notes 1.81% (3 ML+0.49%) due 06/17/2019	250,000	251,263
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	1,500,000	1,508,769
Svenska Handelsbanken AB Senior Notes 2.50% due 01/25/2019	4,000,000	4,030,904
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,909,287
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	2,400,000	2,395,325
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	1,800,000	1,801,557
Toronto-Dominion Bank FRS Senior Notes 2.20% (3 ML+0.84%) due 01/22/2019	4,500,000	4,539,515
Toronto-Dominion Bank Senior Notes 2.63% due 09/10/2018	2,498,000	2,517,874

Westpac Banking Corp FRS Senior Bonds 1.96% (3 ML+0.61%) due 01/17/2019	1,130,000	1,135,491
Westpac Banking Corp. FRS Senior Notes 1.55% (3 ML+0.23%) due 04/26/2019*	500,000	499,723
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	3,283,000	3,290,183
Westpac Banking Corp. FRS Senior Notes 2.02% (3 ML+0.71%) due 05/13/2019	1,000,000	1,007,652
Westpac Banking Corp. FRS Senior Notes 2.05% (3 ML+0.74%) due 11/23/2018	2,000,000	2,013,568
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	703,387

		87,303,870

Banks-Export/Import — 3.7%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,642,342
Export Development Canada Senior Notes 1.75% due 08/19/2019	3,300,000	3,301,551
Svensk Exportkredit AB Senior Notes 1.13% due 04/05/2018	2,500,000	2,495,965
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,489,329
Svensk Exportkredit AB FRS Senior Notes 1.44% (3 ML+0.10%) due 10/04/2018	2,200,000	2,202,019
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	4,300,000	4,305,151

		15,436,357

Banks-Special Purpose — 10.8%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	593,996
Bank Nederlandse Gemeenten NV Senior Notes 1.13% due 05/25/2018*	1,500,000	1,496,410
Bank Nederlandse Gemeenten NV Senior Notes 1.38% due 01/28/2019	3,876,000	3,859,465
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	347,036
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	4,944,000	4,930,305
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	144,215
KFW Government Guar. Notes 1.50% due 02/06/2019	8,800,000	8,779,804
KFW Government Guar. Notes 1.50% due 09/09/2019	3,300,000	3,284,140
Landwirtschaftliche Rentenbank Government Guar. Notes 1.75% due 04/15/2019	500,000	500,371
Nederlandse Waterschapsbank NV Senior Notes 0.88% due 07/13/2018	3,000,000	2,984,610
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	445,138
Nederlandse Waterschapsbank NV Senior Notes 1.50% due 01/23/2019*	4,200,000	4,188,156
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	798,804
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	2,002,716
NRW Bank Govt. Guar. Notes 1.25% due 07/29/2019	520,000	514,605
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,980,524
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	7,991,280

		44,841,575

Oil Companies-Integrated — 6.7%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	5,250,000	5,247,028
Shell International Finance BV FRS Company Guar. Notes 1.89% (3 ML+0.58%) due 11/10/2018	2,580,000	2,594,760
Shell International Finance BV Company Guar. Notes 1.90% due 08/10/2018	4,000,000	4,010,812
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	318,546
Statoil ASA FRS Company Guar. Notes 1.61% (3 ML+0.29%) due 05/15/2018	300,000	300,370

Statoil ASA FRS Company Guar. Notes 1.77% (3 ML+0.46%) due 11/08/2018	3,297,000	3,310,708
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	6,751,000	6,766,622
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,948,769
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,507,809
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	1,500,000	1,504,645

		27,510,069

Regional Agencies — 1.1%
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	4,600,000	4,598,041

Regional Authority — 0.7%
Province of Ontario Canada Senior Notes 2.00% due 01/30/2019	2,800,000	2,807,242

SupraNational Banks — 9.8%
African Development Bank Senior Notes 1.00% due 05/15/2019	800,000	791,384
African Development Bank Senior Notes 1.63% due 10/02/2018	4,500,000	4,500,495
Asian Development Bank Senior Notes 1.88% due 10/23/2018	2,000,000	2,005,432
Asian Development Bank Senior Notes 1.88% due 04/12/2019	600,000	601,606
Council of Europe Senior Notes 1.00% due 02/04/2019	1,200,000	1,190,148
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	8,000,000	7,974,318
European Bank for Reconstruction & Development Senior Notes 1.63% due 11/15/2018	5,626,000	5,621,404
European Investment Bank Senior Notes 1.25% due 05/15/2019	5,000,000	4,966,050
European Investment Bank Senior Notes 1.63% due 12/18/2018	1,500,000	1,499,985
European Investment Bank Senior Notes 1.88% due 03/15/2019	400,000	401,148
European Investment Bank Senior Notes 2.13% due 03/15/2019	3,000,000	3,018,504
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,546,121
Inter-American Development Bank FRS Senior Notes 1.28% (3 ML+0.04%) due 11/26/2018	3,900,000	3,898,366
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	1,500,000	1,504,195

		40,519,156

Winding-Up Agency — 1.6%
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 08/16/2019	4,049,000	3,994,298
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 11/20/2018	2,420,000	2,419,342

		6,413,640

Total Foreign Corporate Bonds & Notes (cost $229,649,917)		229,429,950

U.S. CORPORATE BONDS & NOTES — 20.9%
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.20% due 06/01/2019	300,000	311,702

Auto-Cars/Light Trucks — 1.8%
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	300,000	298,367
Toyota Motor Credit Corp. FRS Senior Notes 1.55% (3 ML+0.23%) due 08/15/2018	1,000,000	1,001,385
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	400,000	400,002
Toyota Motor Credit Corp. FRS Senior Notes 1.61% (3 ML+0.26%) due 01/09/2019	1,484,000	1,486,502
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	650,000	649,632
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	694,000	693,658
Toyota Motor Credit Corp. FRS Senior Notes 1.74% (3 ML+0.39%) due 01/17/2019	500,000	501,316

Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	1,471,000	1,476,052
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	989,000	993,297

		7,500,211

Computer Services — 0.7%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	3,000,000	3,010,406

Computers — 2.6%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,000,000	997,796
Apple, Inc. FRS Senior Notes 1.39% (3 ML+0.08%) due 02/08/2019	2,500,000	2,501,670
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,993,620
Apple, Inc. Senior Notes 1.55% due 02/08/2019	800,000	799,371
Apple, Inc. FRS Senior Notes 1.61% (3 ML+0.30%) due 05/06/2019	3,341,000	3,355,986
Apple, Inc. Senior Notes 1.70% due 02/22/2019	900,000	900,494

		10,548,937

Diversified Financial Services — 2.8%
General Electric Capital Corp. FRS Senior Notes 1.87% (3 ML+0.51%) due 01/14/2019	500,000	502,230
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	6,000,000	6,434,432
USAA Capital Corp. FRS Senior Notes 1.54% (3 ML+0.23%) due 02/01/2019*	4,600,000	4,604,903

		11,541,565

Diversified Manufacturing Operations — 1.1%
General Electric Capital Corp. FRS Senior Notes 1.58% (3 ML+0.27%) due 08/07/2018	1,218,000	1,219,552
General Electric Capital Corp. FRS Senior Notes 2.05% (3 ML+0.71%) due 04/02/2018	1,785,000	1,790,271
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	1,700,000	1,733,931

		4,743,754

Food-Misc./Diversified — 0.4%
Nestle Holdings, Inc. Company Guar. Notes 1.38% due 07/24/2018	1,500,000	1,496,622

Insurance-Reinsurance — 1.1%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.58% (3 ML+0.26%) due 08/15/2019	500,000	501,630
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 1.61% (3 ML+0.25%) due 01/11/2019	2,500,000	2,506,904
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.01% (3 ML+0.69%) due 03/15/2019	747,000	753,985
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	1,000,000	996,797

		4,759,316

Medical-Drugs — 4.5%
Merck & Co., Inc. FRS Senior Notes 1.68% (3 ML+0.36%) due 05/18/2018	10,970,000	10,990,778
Pfizer, Inc. Senior Notes 1.20% due 06/01/2018	6,000,000	5,990,955
Pfizer, Inc. Senior Notes 2.10% due 05/15/2019	1,500,000	1,509,887

		18,491,620

Networking Products — 1.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	537,659
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	4,400,000	4,424,150

		4,961,809

Oil Companies-Integrated — 4.6%
Chevron Corp. FRS Senior Notes 1.41% (3 ML+0.09%) due 02/28/2019	450,000	450,000
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,915,000	3,904,750

Chevron Corp. Senior Notes 1.69% due 02/28/2019	1,350,000	1,349,781
Chevron Corp. Senior Notes 1.79% due 11/16/2018	1,676,000	1,678,758
Chevron Corp. FRS Senior Notes 1.81% (3 ML+0.50%) due 05/16/2018	2,997,000	3,004,748
Exxon Mobil Corp. FRS Senior Notes 1.37% (3 ML+0.05%) due 03/01/2018	4,100,000	4,101,520
Exxon Mobil Corp. FRS Senior Notes 1.92% (3 ML+0.60%) due 02/28/2018	4,400,000	4,408,962

		18,898,519

Total U.S. Corporate Bonds & Notes (cost $86,306,214)		86,264,461

FOREIGN GOVERNMENT OBLIGATIONS — 16.2%
Regional Agencies — 6.7%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	6,350,000	6,381,750
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,457,986
Kommunekredit Senior Notes 1.25% due 08/27/2018	5,000,000	4,983,650
Kommuninvest I Sverige AB Government Guar. Notes 1.13% due 10/09/2018	7,000,000	6,966,666
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018*	3,500,000	3,487,869
Municipality Finance PLC Senior Notes 1.25% due 09/10/2018	737,000	734,446
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	1,700,000	1,686,978

		27,699,345

Regional Authority — 4.9%
Province of Manitoba, Canada Notes 1.75% due 05/30/2019	882,000	880,720
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	495,150
Province of Ontario, Canada Senior Notes 1.63% due 01/18/2019	967,000	965,183
Province of Ontario, Canada Senior Notes 1.65% due 09/27/2019	500,000	497,726
Province of Ontario, Canada Senior Notes 2.00% due 09/27/2018	5,500,000	5,515,763
Province of Ontario, Canada Senior Notes 3.00% due 07/16/2018	1,500,000	1,514,520
Province of Quebec, Canada FRS Senior Notes 1.64% (3 ML+0.28%) due 07/21/2019	2,709,000	2,718,900
Province of Quebec, Canada Senior Notes 4.63% due 05/14/2018	3,000,000	3,048,108
State of North Rhine-Westphalia Senior Notes 1.25% due 09/16/2019	500,000	494,189
State of North Rhine-Westphalia Senior Notes 1.38% due 01/30/2019	900,000	895,050
State of North Rhine-Westphalia FRS Senior Notes 1.48% (3 ML+0.17%) due 11/23/2018	1,000,000	1,001,377
State of North Rhine-Westphalia Senior Notes 1.63% due 07/25/2019	1,800,000	1,793,000
State of North Rhine-Westphalia Senior Notes 1.88% due 06/17/2019	500,000	500,259

		20,319,945

Sovereign Agency — 4.5%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,800,000	5,781,904
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	1,200,000	1,195,951
Caisse d’Amortissement de la Dette Sociale FRS Senior Notes 1.70% (3 ML+0.38%) due 03/15/2018*	2,000,000	2,002,521
Caisse des Depots et Consignations Senior Notes 1.25% due 06/04/2018	1,400,000	1,396,472
Caisse des Depots et Consignations Senior Notes 1.50% due 11/13/2018	1,600,000	1,594,592
Export Development Canada Senior Notes 1.00% due 11/01/2018	500,000	496,800
Kommunalbanken AS Senior Notes 1.13% due 05/23/2018	3,000,000	2,993,004

Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	994,522
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	298,020
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,647,331

		18,401,117

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Bonds 1.38% due 10/30/2019	600,000	592,020

Total Foreign Government Obligations (cost $67,203,269)		67,012,427

U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Bank — 1.4%
1.50% due 10/21/2019	1,000,000	997,121
1.63% due 06/14/2019	1,000,000	1,000,441
1.75% due 12/14/2018	3,665,000	3,674,218

		5,671,780

Federal National Mtg. Assoc. — 0.9%
1.13% due 12/14/2018	1,000,000	995,499
1.75% due 09/12/2019	3,000,000	3,006,366

		4,001,865

Total U.S. Government Agencies (cost $9,690,821)		9,673,645

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Notes — 1.1%
0.88% due 09/15/2019	1,000,000	986,953
1.00% due 10/15/2019	3,700,000	3,658,086

Total U.S. Government Treasuries (cost $4,645,492)		4,645,039

Total Long-Term Investment Securities (cost $397,495,713)		397,025,522

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Certificates of Deposit — 2.7%
Bank of Nova Scotia FRS 1.70%(3 ML+0.38%) due 02/28/2019	2,000,000	1,999,480
Nordea Bank AB NY FRS 1.63%(3 ML+0.28%) due 04/10/2019	2,000,000	1,999,720
Nordea Bank AB NY FRS 1.66%(3 ML+0.34%) due 03/07/2019	2,000,000	1,999,460
Svenska Handelsbanken FRS 1.71%(3 ML+0.40%) due 02/12/2019	3,000,000	2,999,610
Svenska Handelsbanken NY FRS 1.54%(3 ML+0.21%) due 01/03/2019	2,000,000	1,999,540

		10,997,810

Commercial Paper — 0.7%
Sanofi 1.22% due 12/22/2017*	3,000,000	2,995,050

Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(1)	3,266,387	3,266,387

Total Short-Term Investment Securities (cost $17,259,876)		17,259,247

TOTAL INVESTMENTS (cost $414,755,589)	100.2%	414,284,769
Liabilities in excess of other assets	(0.2)	(831,866)

NET ASSETS	100.0%	$413,452,903

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $39,165,917 representing 9.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	Effective October 9, 2017, the Portfolio’s name changed to SA DFA Ultra Short Bond Portfolio.
(1)	The rate shown is the 7-day yield as of October 31, 2017.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD Libor

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$229,429,950	$—	$229,429,950
U.S. Corporate Bonds & Notes	—	86,264,461	—	86,264,461
Foreign Government Obligations	—	67,012,427	—	67,012,427
U.S. Government Agencies	—	9,673,645	—	9,673,645
U.S. Government Treasuries	—	4,645,039	—	4,645,039
Short-Term Investment Securities:				—
Registered Investment Companies	3,266,387	—	—	3,266,387
Other Short-Term Securities	—	13,992,860	—	13,992,860

Total Investments at Value	$3,266,387	$411,018,382	$—	$414,284,769

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.8%
Advertising Agencies — 3.0%
Omnicom Group, Inc.	163,794	$11,005,319

Aerospace/Defense — 3.3%
Lockheed Martin Corp.	39,224	12,087,268

Aerospace/Defense-Equipment — 3.4%
United Technologies Corp.	104,482	12,512,764

Apparel Manufacturers — 3.7%
VF Corp.	191,204	13,317,359

Beverages-Non-alcoholic — 10.2%
Coca-Cola Co.	273,889	12,593,416
Dr Pepper Snapple Group, Inc.	140,791	12,060,157
PepsiCo, Inc.	112,562	12,407,710

		37,061,283

Computer Services — 3.5%
International Business Machines Corp.	83,864	12,920,088

Consumer Products-Misc. — 3.3%
Clorox Co.	94,890	12,006,432

Cosmetics & Toiletries — 3.2%
Procter & Gamble Co.	133,643	11,538,737

Data Processing/Management — 3.5%
Paychex, Inc.	197,349	12,588,893

Distribution/Wholesale — 7.2%
Fastenal Co.	269,392	12,653,342
WW Grainger, Inc.	67,900	13,423,830

		26,077,172

Diversified Manufacturing Operations — 2.8%
General Electric Co.	502,382	10,128,021

Electric Products-Misc. — 3.4%
Emerson Electric Co.	194,359	12,528,381

Food-Confectionery — 3.3%
Hershey Co.	114,324	12,138,922

Food-Misc./Diversified — 3.4%
General Mills, Inc.	238,301	12,372,588

Medical-Drugs — 9.8%
Johnson & Johnson	93,297	13,006,535
Merck & Co., Inc.	191,919	10,572,818
Pfizer, Inc.	342,638	12,012,888

		35,592,241

Networking Products — 3.4%
Cisco Systems, Inc.	363,229	12,404,270

Oil Companies-Integrated — 6.8%
Chevron Corp.	104,154	12,070,407
Exxon Mobil Corp.	150,512	12,545,175

		24,615,582

Retail-Apparel/Shoe — 3.0%
Gap, Inc.	425,661	11,062,929

Retail-Auto Parts — 3.1%
Genuine Parts Co.	128,467	11,334,643

Retail-Discount — 3.7%
Wal-Mart Stores, Inc.	154,713	13,507,992

Retail-Drug Store — 2.8%
CVS Health Corp.	151,774	10,401,072

Retail-Restaurants — 3.6%
McDonald’s Corp.	78,406	13,086,746

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	246,534	11,801,583

Toys — 3.2%
Hasbro, Inc.	126,382	11,701,709

Total Long-Term Investment Securities (cost $342,469,213)		363,791,994

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $178,001 collateralized by $165,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $183,626 (cost $178,000)	$178,000	178,000

TOTAL INVESTMENTS (cost $342,647,213)	99.9%	363,969,994
Other assets less liabilities	0.1	494,848

NET ASSETS	100.0%	$364,464,842

#	Effective October 9, 2017, the Portfolio’s name changed to SA Dogs of Wall Street Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$363,791,994	$—	$—	$363,791,994
Repurchase Agreements	—	178,000	—	178,000

Total Investments at Value	$363,791,994	$178,000	$—	$363,969,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Corporate Bond Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Principal Amount /Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 81.7%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,286,266

Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,159,936
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,039,875
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	262,116
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,128,550
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,820,380

		8,410,857

Advertising Sales — 0.1%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	315,750
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	800,000	847,500

		1,163,250

Aerospace/Defense — 1.0%
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,823,750
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,361,568
BAE Systems Holdings, Inc.* Company Guar. Notes 3.85% due 12/15/2025	4,440,000	4,631,017
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,154,014
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,274,792
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	767,406

		16,012,547

Aerospace/Defense-Equipment — 0.2%
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	329,469
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	466,875
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	381,563
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,500,000	1,548,750
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,289,062

		4,015,719

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,147,071

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,012,781

Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	488,656
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	1,980,000	1,775,115

		2,263,771

Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	890,867
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,125,000	1,195,312
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	350,000	377,668

		2,463,847

Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	802,125

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,965,020
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	581,652
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,824,651
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,077,960
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,325,089
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,785,660

General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,811,425
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,494,522

		20,865,979

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	900,000	983,250

Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027*	1,275,000	1,302,094
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	400,000	419,500
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	514,000	555,120
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	450,000	472,500

		2,749,214

Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	550,000	573,375

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,779,437
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,457,154
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,157,915
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,389,664
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,541,564
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,113,603
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,701,617
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	765,412
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.96% (3ML + 0.64%) due 12/01/2021	2,860,000	2,838,684
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	364,829
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,804,036
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,411,206
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,317,105

		31,642,226

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,649,378
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,482,223

		7,131,601

Banks-Super Regional — 1.4%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	612,639
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,742,472
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,361,621
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,703,596
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,372,601
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,014,569
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,546,823
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,069,798
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,585,918

		23,010,037

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	648,930
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	3,550,000	3,670,088
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,627,112

		5,946,130

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	5,146,734
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,210,991
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,677,474
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	827,879

		14,863,078

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	77,438
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	875,000	905,625
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	6,800,000	6,744,337
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,375,000	988,281
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	752,187
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	825,000	845,625

		10,313,493

Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	475,000	508,844
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	550,000	569,937
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,300,000	1,361,750
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,719,630
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	729,844
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	625,000	648,437

		5,538,442

Building Products-Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,415,000	1,416,259

Building Products-Wood — 0.9%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,449,464
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,476,336
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,420,178
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	621,473

		13,967,451

Cable/Satellite TV — 2.6%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	860,063
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	390,000
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,174,437
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	925,000	951,594
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,017,313
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	883,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	849,750

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	881,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	512,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	311,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	725,000	757,988
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	325,000	346,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,466,080
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,325,000	1,348,187
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	178,063
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,499,975
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,707,987
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,751,924
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049*	1,554,000	1,547,319
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,012,543
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,576,135
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	600,000	597,375
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	700,000	721,000
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	959,000
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	600,000	687,000
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	200,000	245,000
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	290,250
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,750,000	1,759,852
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	973,781
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	250,000	273,438
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	920,875
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	530,134
Time Warner Cable, Inc. Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,393,212
Time Warner Cable, Inc. Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,583,472
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 06/15/2039	690,000	822,467

		42,782,089

Casino Hotels — 0.8%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	192,063
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,691,156
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,250,000	1,275,000
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,950,000	1,962,772
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	575,000	575,000

MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	712,660
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,100,000	1,276,748
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,275,000	2,309,125
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	775,000	775,969
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	850,000	828,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	850,000	868,062

		12,467,305

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	844,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,050,000	1,056,563

		1,900,563

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,725,000	1,864,622
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	325,000	356,281
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,825,000	2,039,437
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,600,000	1,680,000
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	210,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	667,188
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,327,644
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,391,250
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,424,250

		10,961,422

Chemicals-Diversified — 0.2%
Eco Services Operations LLC/Eco Finance Corp. Company Guar. Notes 8.50% due 11/01/2022*	950,000	988,000
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,529,640
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,525,000	1,357,250

		3,874,890

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,563,396
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,324,362
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,175,000	3,290,094
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	300,000	324,000
Versum Materials, Inc. Company Guar. Notes 5.50% due 09/30/2024*	350,000	372,750
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	175,000	191,406

		8,066,008

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	867,000

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	825,000	871,406
Peabody Energy Corp. Senior Sec. Notes 6.00% due 03/31/2022*	175,000	180,250
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	675,000	696,094

		1,747,750

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,966,020
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,013,654
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,382,498
Sherwin-Williams Co. Senior Notes 3.30% due 02/01/2025	875,000	873,711
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,409,941

		8,645,824

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,317,500
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	950,000	978,500
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	299,062

		3,595,062

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,565,761
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,371,335
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	978,449
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,216,113
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,236,602
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	755,776

		10,124,036

Computer Services — 0.1%
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	864,528

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	2,125,000	2,237,891
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023	825,000	871,406

		3,109,297

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	125,000	130,910
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,161,886
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,950,000	2,152,312
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	3,155,446
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,726,805

		9,327,359

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	639,063
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	284,281
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	1,011,807
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,253,000

		3,188,151

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	502,313
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	261,779
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,180,759
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,483,245

		6,428,096

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,958,782

Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	900,000	958,500
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,141,844
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	427,120

		4,486,246

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,224,938
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,723,437
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	960,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	100,000	109,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	400,000	452,000

		5,470,875

Containers-Paper/Plastic — 1.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	800,000	840,000
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,919,375
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	550,000	582,313
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,650,000	2,739,437
Multi-Color Corp. Senior Notes 4.88% due 11/01/2025*	225,000	227,250
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,824,375
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,818,903
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,313,190
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	993,077
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	424,613
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,775,000	1,806,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,425,000	1,521,187
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	732,194
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,152,938
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	510,625
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	912,790
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	761,552
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	225,000	228,877

		21,308,776

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,247,250

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,916,413
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,364,500
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	575,736
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	600,000	624,750
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,950,000	4,132,688
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	450,000	481,509

Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,403,286

		15,498,882

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,053,000

Diagnostic Equipment — 0.9%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,425,000	3,532,870
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,256,425
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	459,000
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,050,000	1,060,584
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	4,125,000	4,130,156
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,996,788

		14,435,823

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	125,313

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,550,000	1,085,000

Disposable Medical Products — 0.3%
C.R. Bard, Inc. Senior Notes 3.00% due 05/15/2026	2,215,000	2,185,934
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,632,312

		4,818,246

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	450,000	461,812
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	239,063
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	850,000	916,937
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	235,688

		1,853,500

Diversified Banking Institutions — 6.5%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	9,068,636
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,533,215
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,041,635
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,263,964
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,030,605
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,549,401
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,624,893
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,246,318
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,370,247
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,380,439
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,245,133
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,251,081
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,821,657
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,659,391
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,416,583
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,477,981
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	5,028,662

JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,027,164
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,547,959
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,954,508
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,350,877
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,705,306
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,414,175
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,211,227
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,181,628
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,425,467
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	611,125

		106,439,277

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	2,072,054
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	924,414
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	429,000
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	3,140,000	3,165,454
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	940,713
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,059,429

		9,591,064

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	4,560,000	4,587,287

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,818,464
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,012,091
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	543,125
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	800,000	825,000

		7,198,680

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,558,880
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,061,200
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	262,250

		4,882,330

Electric-Distribution — 0.1%
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,186,682

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,251,776
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,038,945

		3,290,721

Electric-Integrated — 2.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,518,754
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,952,980
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,411,068
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,542,682
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	588,271
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,737,003

Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,943,957
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	144,990
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,317,142
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,569,480
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,208,512
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	532,926
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,062,530
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,085,441
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,158,710
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,117,475
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,136,997
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,642,490
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	629,955
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,282,160
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	761,174
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,922,461
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	848,450

		47,115,608

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,210,255

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	3,440,000	3,539,156
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,485,268
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,602,517

		7,626,941

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,393,217

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,229,543
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,424,406

		7,653,949

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,831,143

Electronic Security Devices — 0.3%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,558,804

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,350,000	1,447,875
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,725,000	1,806,937
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	569,625

		3,824,437

Engineering/R&D Services — 0.1%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	775,000	844,750

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,875,000	1,919,531
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*.(1)	2,325,000	2,388,937

Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,319,563
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,575,000	1,602,563
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,867,500

		10,098,094

Finance-Auto Loans — 0.2%
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	638,250
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	903,375
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,950,000	2,152,312

		3,693,937

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,580,665

Finance-Consumer Loans — 0.4%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	2,070,000	2,328,055
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,547,875
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	676,953
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	253,125
SLM Corp. Senior Notes 6.13% due 03/25/2024	900,000	923,625

		5,729,633

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,664,563
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,653,595
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,201,969
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,313,679
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,536,366

		18,370,172

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	3,810,000	3,861,961
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,404,928
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,693,023
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,376,315
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,341,915
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,453,547
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,590,560
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	886,474
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,760,139

		24,368,862

Finance-Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,125,000	2,252,500

Finance-Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,066,706
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,252,133
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,250,000	1,265,625

		5,584,464

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	255,625

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(2)	1,525,000	610,000

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,157,449

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	287,645
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	347,344
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,136,812

		1,771,801

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	625,000	628,125
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	651,563
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,285,250

		3,564,938

Food-Meat Products — 0.5%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	1,680,000	1,666,567
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	777,987
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,554,857
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,348,215
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	1,150,000	1,230,832
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,432,301

		8,010,759

Food-Misc./Diversified — 1.1%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,100,000	1,124,750
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,309,280
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,533,155
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,743,930
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,995,480
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	725,000	762,156
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	6,055,000	6,114,119

		17,582,870

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,100,000	968,000
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	963,500
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,122,309
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,264,444
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,177,504

		7,495,757

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,478,750

Gambling (Non-Hotel) — 0.2%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,300,000	1,384,500
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	1,275,000	1,316,438

		2,700,938

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 5.25% due 12/15/2026	100,000	106,760

Gas-Distribution — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	357,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	550,000	579,562
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	306,375
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,404,000
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	250,117
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,886,165
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,991,402
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	935,000	988,919
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,089,525
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,485,124
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,095,293

		15,434,357

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	908,450

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,688,442

Hotels/Motels — 1.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,592,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,509,668
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	400,000	408,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	250,000	257,813
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,524,614
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,594,026

		15,886,621

Human Resources — 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,700,000	2,484,000

Independent Power Producers — 0.4%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	194,250
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,113,750
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	336,375
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,779,687
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	828,000
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	612,375
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	243,844

		6,108,281

Insurance Brokers — 0.3%

Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,000,000	1,002,500
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,700,000	2,810,241
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,400,000	1,452,500

		5,265,241

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	4,221,128
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,300,000	1,355,250

Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,019,798
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,914,073
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,462,021
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,202,789
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,788,920
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,898,662
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,115,368
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,891,010
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,142,077

		24,011,096

Insurance-Multi-line — 0.5%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	618,707
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,012,895
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,814,981

		8,446,583

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,395,688
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	742,696
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	624,880
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,647,561
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	594,060

		7,004,885

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,913,250

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	550,000	574,750

Investment Management/Advisor Services — 0.5%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,143,387
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,375,924
FMR LLC Notes 7.49% due 06/15/2019*	400,000	433,824
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,981,422
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	941,629
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,375,000	1,430,000

		8,306,186

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,750,000	3,003,870

Machinery-General Industrial — 0.5%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	625,000	656,250
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	311,705
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,269,222
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,653,594
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	2,385,000	2,342,378
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	436,000	460,525

		8,693,674

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	1,040,000	1,038,847

Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	770,313

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	105,000
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	951,750

		1,056,750

Medical Labs & Testing Services — 0.1%
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(1)	450,000	464,063
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	779,887
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,000,000	1,013,750

		2,257,700

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,670,041
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	3,090,000	3,239,389
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	903,603
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,632,828

		7,445,861

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,547,791
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,703,265
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	6,089,304
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,655,275
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(1)	1,225,000	1,247,969

		17,243,604

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,836,517
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,663,501
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,714,406
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	734,700
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	175,000	167,562

		11,116,686

Medical-HMO — 0.8%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,900,000	3,121,125
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,018,531
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	3,026,588
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,415,434
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,788,044
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	937,984

		12,307,706

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	564,850
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,175,000	1,238,156
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	425,000	413,313
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	842,188
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,575,000	1,139,906

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,250,000	1,268,750
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,650,000	1,713,937
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	680,906
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,529,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,624,125
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	350,000	372,313
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,217,187
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,392,906
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	175,000	178,281
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	642,313
SP Finco LLC Company Guar. Notes 6.75% due 07/01/2025*	1,275,000	1,163,438
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	850,000	847,025
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	475,000	467,281
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,361,188
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	263,125
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	425,000	427,125
THC Escrow Corp. III Sec. Notes 5.13% due 05/01/2025*	1,075,000	1,046,781
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025*	425,000	389,406

		22,783,500

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,857,625

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,575,000	1,795,500

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	2,075,000	2,059,438

Metal Products-Distribution — 0.1%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,833,346

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,550,000	1,524,813
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,950,000	1,901,250
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,803,730
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,189,290

		6,419,083

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,041,625
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,174,712
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,318,182
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	225,000	231,188
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,749,638
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,184,648
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,559,532

		10,259,525

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	1,075,000	1,202,656
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	300,000	309,000
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	150,000	156,000

		1,667,656

Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	425,000	434,563

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,775,000	1,965,813
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	866,221

		2,832,034

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,124,760
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	707,000
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,516,725

		4,348,485

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,584,397
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	825,000	837,375
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	275,000	282,563
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	487,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	1,025,000	1,112,125
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	815,000	847,600
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	330,688
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	650,000	663,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	592,625
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	380,000	365,750
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	638,750
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	345,000	371,199
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	250,000	250,000
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	725,000	699,172
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,370,605
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	650,000	658,125
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,325,000	1,345,378
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	350,000	363,563
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	675,000	688,500
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	550,000
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	500,000	507,500
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026*	250,000	252,500
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	256,250
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,092,410
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	458,437

Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	311,250
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	364,437
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,289,182
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	550,000	559,625
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	550,000	563,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	202,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	279,125
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	515,940
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	212,000
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	208,750
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	260,625
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	543,125
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	300,000	318,750
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	200,000	193,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	800,000	791,984
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	77,243
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	800,000	837,120
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	250,000	254,375
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	500,000	525,625
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	267,438
SM Energy Co. Senior Notes 6.50% due 01/01/2023	425,000	432,437
SM Energy Co. Senior Notes 6.75% due 09/15/2026	525,000	538,781
Southwestern Energy Co. Senior Notes 4.10% due 03/15/2022	575,000	564,937
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	175,000	181,563
Southwestern Energy Co. Senior Notes 7.75% due 10/01/2027	925,000	962,000
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	176,750
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	698,250
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	900,000	897,750
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	475,000	476,781
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	125,000	130,156
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	51,000	55,335
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	394,187

		37,690,252

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,471,915
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,398,507
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	604,055
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	851,060

		6,325,537

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,746,750
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,896,950
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	895,546
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,667,266
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	225,000	237,089
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,097,643
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,070,988

		10,612,232

Oil-Field Services — 0.1%
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	1,075,000	1,112,625
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	170,000

		1,282,625

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	525,000	523,688
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025	1,150,000	1,155,750
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,297,635
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(2)(3)(4)(5)	250,000	25

		5,977,098

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	175,000	182,000

Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,170,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(2)	375,000	378,281
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	500,000	515,625
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	1,028,375
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	550,000	627,688
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,575,000	1,622,250
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,213,169
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,547,970
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,725,000	1,871,625
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,551,133
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,942,278
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,437,559
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	751,332
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,275,000	1,335,563
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,807,713
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,794,366
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	659,442
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,449,767
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,408,969

NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	75,000	77,625
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,529,750
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,459,533
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,695,937
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	867,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	800,000	802,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	275,000	283,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	154,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	825,000	856,969
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,282,262
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	750,000	763,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	696,938
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	500,000	532,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	875,000	958,125
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,505,046
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	475,000	496,375
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	3,062,237
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,908,570

		59,044,660

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	850,000	850,000

Printing-Commercial — 0.1%
Southern Graphics, Inc. Company Guar. Notes 8.38% due 10/15/2020*	1,575,000	1,598,625

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,109,531

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	517,500

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	700,000	732,375
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	900,000	903,375
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*(2)	975,000	918,938
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,369,875
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,150,000	1,211,812
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,281,000

		6,417,375

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,175,955
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,161,232
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,190,813

American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,647,645
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,783,453
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,464,210
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	406,188
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,641,346
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,024,878
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,703,025
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	205,165
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,909,153
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,364,009
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,882,444
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	503,426
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,752,195
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	297,000
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,290,170
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,625,154
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,391,567
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,276,621
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,278,113
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	425,000	438,812
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,472,716
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,004,407
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,129,404
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,094,895
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	516,236
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	755,910
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,975,947

		54,362,089

Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,256,099

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	470,000	474,700

Rental Auto/Equipment — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	1,325,000	1,374,687
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	751,905
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,744,387
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	700,000	630,000
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	275,000	263,312
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	625,000	651,687

United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	950,000	954,750
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	525,000	527,625
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	525,000	563,391
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	454,750
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	436,000

		11,352,494

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,300,000	3,444,375

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operation LLC Company Guar. Notes 5.38% due 04/15/2027*	350,000	369,688
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	488,656
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,950,000	2,035,312

		2,893,656

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	887,918
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,925,089
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	950,082
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,910,485
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	680,000	688,022
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	842,670
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,111,111

		11,315,377

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	2,022,917

Retail-Building Products — 0.4%
Beacon Escrow Corp. Senior Notes 4.88% due 11/01/2025*	475,000	480,795
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,537,798
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,997,226

		6,015,819

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,500,000	1,539,186
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,143,494

		3,682,680

Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,593,720
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	4,139,430
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,413,549
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	408,159	439,669
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,125,000	1,046,250

		8,632,618

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,225,000	1,270,938

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	1,325,000	1,315,063

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	2,150,000	1,639,375

PetSmart, Inc. Company Guar. Notes 8.88% due 06/01/2025*	425,000	334,688

		1,974,063

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,187,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	900,125
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	525,000	488,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,044,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	250,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,141,375

		5,012,625

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	900,000	923,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	105,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	650,000	690,723

		1,719,848

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	500,000	508,750
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	725,000	743,125

		1,251,875

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,325,000	2,391,844

Schools — 0.1%
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,038,890

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,934,353

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,425,000	1,489,125

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,329,671

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,425,000	1,482,000

Special Purpose Entities — 0.2%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	774,637	873,837
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,550,000	1,827,930

		2,701,767

Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	775,000	770,893

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	508,516
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,623,756
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,611,136

		4,743,408

Steel-Producers — 1.4%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,963,137
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,707,407
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	6,770,000	7,201,727

Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	464,625
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	695,825
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,221,475
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,976,139

		22,230,335

Steel-Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,575,000	2,674,781

Telecommunication Equipment — 0.1%
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	1,400,000	1,478,750

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	4,037,612
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,554,515
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,566,241
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,590,654
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,342,871
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,503,382
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	2,750,000	2,723,095
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,065,794
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,500,000	1,600,313
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,773,089
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,088,792
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,920,288

		41,766,646

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	825,000	823,969
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,095,156
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,682,771
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	274,230
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,306,875
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,119,344
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	237,812
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,150,000	1,167,250
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,363,500
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	838,000
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	716,344
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,675,000	1,737,812

		13,363,063

Textile-Home Furnishings — 0.0%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	537,000	553,110

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	375,000	366,094
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	175,000	173,250

Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,300,000	1,326,000

		1,865,344

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	254,277
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	4,270,000	4,280,589
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047*	5,625,000	5,789,608

		10,324,474

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,512,445

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,925,000	2,194,500

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	96,693	101,521
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,036,041
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,042,116
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,817,440
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,939,511
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	536,658

		9,473,287

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,575,991
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,327,948
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,017,208

		4,921,147

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	450,000	471,978

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,414,489
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,270,469

		5,684,958

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,607,040
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,358,506

		3,965,546

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	475,000	480,938

Web Hosting/Design — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027	625,000	643,750

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,000,000	1,040,000

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	150,000	152,400

Total U.S. Corporate Bonds & Notes (cost $1,275,700,527)		1,332,102,161

FOREIGN CORPORATE BONDS & NOTES — 14.4%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	425,000	446,250

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,384,875

WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,570,637
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,918,118

		7,873,630

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,307,425
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,165,380

		7,472,805

Auto-Cars/Light Trucks — 0.2%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,849,427

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,050,000	1,080,187
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	132,500
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,125,000	1,223,437
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(1)	250,000	257,813
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	1,750,000	1,785,000

		4,478,937

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,899,528

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,284,458

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	3,084,261

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	833,346
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,352,285

		9,185,631

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	650,000	681,688

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,900,000	2,061,500
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,020,226
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,329,187
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	525,000	549,938
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,475,000	2,660,625
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,731,275
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	652,500	670,444
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	619,500
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	366,625
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	750,000	778,275
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	418,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	462,938
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	737,687
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,350,000	1,377,000

		18,783,720

Cellular Telecom — 0.0%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	475,000	469,656

Chemicals-Specialty — 0.1%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,250,000	1,281,250

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	491,625

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(1)	1,400,000	1,491,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,000,000	1,028,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	610,219
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	2,087,625

		5,217,594

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,769,055

Diversified Financial Services — 0.4%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,816,663

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	471,219
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	990,937
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	600,000	687,000

		2,149,156

Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,151,280

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,676,690

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,189,747

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,582,487
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	980,000	1,042,317
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,776,167
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,126,408

		8,527,379

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,083,553

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	383,250

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,469,360

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,305,864
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,745,025

		4,050,889

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	3,012,650

Food-Misc./Diversified — 0.6%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,895,558
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,138,717

		9,034,275

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	651,000

AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	793,875
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,413,294

		3,858,169

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	975,000	987,188

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	1,215,953

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	831,108

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 3.35% due 04/01/2027	1,820,000	1,862,319

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,242,688
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,413,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	676,969

		3,333,219

Medical-Drugs — 1.6%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,061,921
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,055,340
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	891,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,212,375
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,193,423
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,920,000	2,846,696
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,742,099
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,578,388
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	630,000
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	383,438
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	950,000	865,687
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,098,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,025,000	2,541,000
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	150,000	159,000
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	487,125
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	800,000	787,000

		26,532,992

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	911,963
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	969,508

		1,881,471

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	321,750

HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	661,500

		983,250

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 4.90% due 08/01/2020	97,000	95,060
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	725,000	743,125

		838,185

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,188,581
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,691,366
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,970,318

		9,850,265

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,833,188
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,478,758
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,924,409
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,299,818
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	3,029,519
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	589,203
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,511,875
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,706,400
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,103,948
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,600,846
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,047,450

		30,125,414

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*	500,000	654,246

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	543,750
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	975,000	979,875

		1,523,625

Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	1,000,000	1,018,750
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	950,000	967,813
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	250,000	251,800

		2,238,363

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,375,000	1,172,187
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	250,000	240,550
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,700,000	1,610,750
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	800,000	848,000
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	352,188

		4,223,675

Security Services — 0.0%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	625,000	665,625

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	400,000	444,000

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,404,593

Steel-Producers — 0.2%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,860,955

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	888,822
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,093,140

		1,981,962

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,016,983

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,628,207
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,684,689
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,733,215
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,107,856

		8,153,967

Transport-Equipment & Leasing — 0.2%
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	250,312
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	250,000	260,000
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,600,000	2,697,500

		3,207,812

Transport-Rail — 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,182,875
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,044,700

		7,227,575

Total Foreign Corporate Bonds & Notes (cost $225,392,901)		233,717,321

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $496,763)	640,000	601,778

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,446,890

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2)(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,347,000

Total Preferred Securites (cost $2,274,140)		1,347,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,124,617

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% (3ML + 1.74%) due 02/15/2067*	2,400,000	2,088,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(6)	5,000,000	5,287,500

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,760,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,503,000
USF&G Capital III 8.31% due 07/01/2046*	250,000	369,674

		7,632,674

Total Preferred Securities/Capital Securities (cost $15,983,115)		18,132,791

Total Long-Term Investment Securities (cost $1,523,367,446)		1,589,348,241

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $23,134,000)	23,134,000	23,134,000

TOTAL INVESTMENTS (cost $1,546,501,446)	98.9%	1,612,482,241
Other assets less liabilities	1.1	17,620,161

NET ASSETS	100.0%	$1,630,102,402

#	Effective October 9, 2017, the Portfolio’s name changed to SA Federated Corporate Bond Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $414,503,364 representing 25.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $4,487,884 representing 0.3% of net assets.
(3)	Security classified as Level 3 (see Note 1).
(4)	Security in default of interest and principal at maturity.
(5)	Company has filed for bankruptcy protection.
(6)	Perpetual maturity - maturity date reflects the next call date.
FRS	— Floating Rate Security

The rates shown on FRS is the current rates as of October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS	— Separate Trading of Registered Interest and Principal Securities
ULC	— Unlimited Liability Corp.

Index Legend

3ML—	3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
50	Short	U.S. Treasury 10 Year Notes	December 2017	$6,331,919	$6,246,875	85,044

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contracts.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,977,073	$25	$5,977,098
Other Industries	—	1,326,125,063	—	1,326,125,063
Foreign Corporate Bonds & Notes	—	233,717,321	—	233,717,321
U.S. Government Agencies	—	601,778	—	601,778
Municipal Bonds & Notes	—	3,446,890	—	3,446,890
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,347,000	—	—	1,347,000
Preferred Securities/Capital Securities	—	18,132,791	—	18,132,791
Short-Term Investment Securities	—	23,134,000	—	23,134,000

Total Investments at Value	$1,347,000	$1,611,134,916	$325	$1,612,482,241

Other Financial Instruments:†
Futures Contracts	$85,044	$—	$—	$85,044

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 31.8%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$418,754

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,189,900

Airlines — 0.4%
United Airlines Pass Through Trust Pass-Through Certs. 3.10% due 01/07/2030	1,150,000	1,153,933

Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,040,150

Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,923,329
Delphi Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,018,992

		3,942,321

Banks-Commercial — 0.9%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,987,190
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	677,769

		2,664,959

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	934,226
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	880,545

		1,814,771

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	497,301
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,319,146

		1,816,447

Beverages-Non-alcoholic — 0.3%
Pepsi Bottling Group, Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	876,125

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,094,245

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	528,037
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	600,000	649,144

		1,177,181

Chemicals-Diversified — 0.5%
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	1,500,000	1,513,214

Commercial Services-Finance — 0.4%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,140,201

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	513,419

Computers — 0.5%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	1,006,581
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	500,000	504,222

		1,510,803

Diagnostic Equipment — 0.6%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	986,807
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	936,240

		1,923,047

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,174,817
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,146,597
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	260,829
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	428,230
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	264,042
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,343,931
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	526,403

Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,185,375

		6,330,224

E-Commerce/Products — 0.4%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,092,058

Electric-Integrated — 3.0%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	226,536
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,887,795
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	843,782
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,772,622
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,137,794
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,049,457

		8,917,986

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,037,652

Engines-Internal Combustion — 0.5%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,612,999

Enterprise Software/Service — 0.8%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,025,469
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,514,841

		2,540,310

Finance-Credit Card — 1.0%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,989,735
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	917,936

		2,907,671

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	469,045

Finance-Other Services — 0.6%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	692,558
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,201,993

		1,894,551

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,425,192

Instruments-Controls — 0.2%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	497,185

Insurance-Multi-line — 0.5%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,413,353

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	401,884

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,229,059

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	635,195

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	978,872

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,053,042

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	792,370

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	411,181
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	838,799

		1,249,980

Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,892,939

Multimedia — 1.1%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	3,219,357

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	491,805

Oil Companies-Exploration & Production — 0.4%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	269,150
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	261,107
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	236,019
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	300,000	307,875

		1,074,151

Oil Companies-Integrated — 1.1%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,199,552

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	492,667

Oil Refining & Marketing — 0.4%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	277,478
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	613,388
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	268,959

		1,159,825

Oil-Field Services — 0.3%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	708,013
Oceaneering International, Inc. Senior Notes 4.65% due 11/15/2024	250,000	248,453

		956,466

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,191,938

Pipelines — 2.2%
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	2,000,000	2,126,092
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	370,818
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	566,335
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,116,385
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	250,000	280,019
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,083,359

		6,543,008

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,391,117
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,246,715
Simon Property Group LP Senior Notes 3.38% due 10/01/2024	508,000	522,721

		3,160,553

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	907,966

Retail-Discount — 1.6%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,001,189
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,230,643
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,144,678
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,392,666

		4,769,176

Retail-Drug Store — 0.8%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	974,399

Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,368,300

		2,342,699

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	960,352
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,047,813
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	611,821

		2,619,986

Transport-Services — 0.2%
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/2019	500,000	523,140

Total U.S. Corporate Bonds & Notes (cost $93,053,220)		94,813,326

FOREIGN CORPORATE BONDS & NOTES — 4.6%
Banks-Commercial — 1.0%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,302,142
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	500,000	509,778
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	500,000	502,727
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	850,760

		3,165,407

Banks-Money Center — 0.4%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,139,592

Cellular Telecom — 0.7%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,995,102

Diversified Banking Institutions — 1.1%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,072,567
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	555,715
Deutsche Bank AG Senior Notes 2.50% due 02/13/2019	500,000	502,332
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,043,189

		3,173,803

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,056,682

Medical-Drugs — 0.7%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	1,985,038

Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	259,366
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,051,628

		1,310,994

Total Foreign Corporate Bonds & Notes (cost $13,652,465)		13,826,618

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Bank — 1.3%
0.88% due 08/05/2019	515,000	508,283
1.13% due 06/21/2019	790,000	784,086
1.25% due 01/16/2019	590,000	587,859
1.50% due 03/08/2019	770,000	769,446
1.63% due 06/14/2019	590,000	590,260
1.88% due 03/08/2019	645,000	647,417

		3,887,351

Federal Home Loan Mtg. Corp. — 0.5%
zero coupon due 12/14/2029	2,200,000	1,535,985

Federal National Mtg. Assoc. — 2.3%
1.00% due 10/24/2019	7,000,000	6,911,303

Total U.S. Government Agencies (cost $12,332,426)		12,334,639

U.S. GOVERNMENT TREASURIES — 55.6%
United States Treasury Bonds — 10.9%
2.25% due 08/15/2046	452,000	396,295
2.38% due 12/31/2020	1,503,000	1,530,653
2.50% due 02/15/2045	1,006,000	935,816
2.50% due 02/15/2046	692,000	641,695
2.50% due 05/15/2046	652,000	603,991
2.88% due 05/15/2043	1,589,000	1,597,504
2.88% due 08/15/2045	1,027,000	1,028,565
2.88% due 11/15/2046	744,000	744,000
3.00% due 11/15/2044	1,275,000	1,309,764
3.00% due 05/15/2045	1,150,000	1,180,457
3.00% due 11/15/2045	1,037,000	1,063,654
3.13% due 02/15/2043	1,428,000	1,502,356

3.13% due 08/15/2044	1,351,000	1,421,030
3.38% due 05/15/2044	1,498,000	1,646,337
3.63% due 08/15/2043	1,535,000	1,755,956
3.63% due 02/15/2044	1,567,000	1,795,194
3.75% due 11/15/2043	1,685,000	1,968,949
4.50% due 02/15/2036	2,868,000	3,671,824
4.63% due 02/15/2040	2,015,000	2,643,428
4.75% due 02/15/2041	1,751,000	2,344,630
5.38% due 02/15/2031	2,000,000	2,666,094

		32,448,192

United States Treasury Notes — 44.7%
1.00% due 11/30/2019	1,695,000	1,673,879
1.13% due 05/31/2019	3,000,000	2,980,781
1.13% due 12/31/2019	2,377,000	2,352,023
1.13% due 03/31/2020	3,607,000	3,561,208
1.13% due 04/30/2020	3,967,000	3,914,003
1.13% due 02/28/2021	1,250,000	1,222,559
1.25% due 01/31/2020	3,108,000	3,081,412
1.25% due 02/29/2020	2,875,000	2,848,833
1.25% due 03/31/2021	732,000	718,447
1.25% due 07/31/2023	1,500,000	1,429,863
1.38% due 12/15/2019	1,583,000	1,574,961
1.38% due 01/15/2020	2,607,000	2,592,132
1.38% due 01/31/2020	2,911,000	2,894,057
1.38% due 02/29/2020	2,818,000	2,799,617
1.38% due 03/31/2020	3,305,000	3,281,891
1.38% due 04/30/2020	3,564,000	3,537,409
1.38% due 05/31/2020	3,659,000	3,630,414
1.38% due 08/31/2020	3,408,000	3,375,917
1.38% due 09/30/2020	3,243,000	3,210,317
1.38% due 10/31/2020	3,049,000	3,016,247
1.38% due 01/31/2021	1,868,000	1,843,555
1.38% due 04/30/2021	198,000	195,007
1.38% due 06/30/2023	1,500,000	1,441,582
1.38% due 08/31/2023	1,500,000	1,438,711
1.38% due 09/30/2023	143,000	137,017
1.50% due 11/30/2019	1,012,000	1,009,549
1.50% due 02/15/2020	1,993,000	1,980,699
1.50% due 05/31/2020	3,646,000	3,628,482
1.50% due 08/15/2026	1,181,000	1,102,297
1.63% due 12/31/2019	1,979,000	1,978,691
1.63% due 06/30/2020	3,585,000	3,577,858
1.63% due 07/31/2020	3,619,000	3,610,942
1.63% due 11/30/2020	2,465,000	2,455,179
1.63% due 08/15/2022	5,000,000	4,918,359
1.63% due 11/15/2022	1,500,000	1,471,816
1.63% due 10/31/2023	265,000	257,423
1.63% due 02/15/2026	1,186,000	1,123,874
1.63% due 05/15/2026	1,233,000	1,165,474
1.75% due 10/31/2020	2,755,000	2,755,753
1.75% due 12/31/2020	2,070,000	2,068,302
1.75% due 09/30/2022	2,000,000	1,974,844
1.88% due 08/31/2022	2,000,000	1,987,578
2.00% due 07/31/2020	3,253,000	3,278,287
2.00% due 11/30/2020	1,981,000	1,995,393
2.00% due 02/28/2021	565,000	568,686
2.00% due 11/15/2021	2,000,000	2,009,063
2.00% due 07/31/2022	1,000,000	1,000,195
2.00% due 05/31/2024	2,000,000	1,975,703
2.00% due 06/30/2024	3,000,000	2,962,031
2.00% due 02/15/2025	1,332,000	1,308,846
2.00% due 08/15/2025	1,217,000	1,191,852
2.00% due 11/15/2026	1,155,000	1,121,704
2.13% due 08/31/2020	2,478,000	2,505,490
2.13% due 01/31/2021	1,249,000	1,262,173
2.13% due 11/30/2023	273,000	272,787
2.13% due 03/31/2024	2,000,000	1,992,813
2.13% due 05/15/2025	1,320,000	1,306,645
2.25% due 12/31/2023	344,000	345,881
2.25% due 01/31/2024	401,000	402,942
2.25% due 11/15/2024	1,352,000	1,353,162
2.25% due 11/15/2025	1,242,000	1,237,148
2.38% due 08/15/2024	1,221,000	1,233,258
2.50% due 05/15/2024	1,220,000	1,242,637
2.63% due 08/15/2020	1,933,000	1,980,796
2.63% due 11/15/2020	2,250,000	2,308,272
2.75% due 11/15/2023	522,000	540,209
2.75% due 02/15/2024	535,000	553,203
3.50% due 05/15/2020	1,277,000	1,335,014
3.63% due 02/15/2021	140,000	148,209

		133,251,361

Total U.S. Government Treasuries (cost $165,220,793)		165,699,553

EXCHANGE-TRADED FUNDS — 2.0%
iShares 1-3 Year Treasury Bond ETF	21,200	1,787,160
iShares 3-7 Year Treasury Bond ETF	21,600	2,659,392
iShares 7-10 Year Treasury Bond ETF	5,300	562,648
iShares 20+ Year Treasury Bond ETF	6,200	771,652

Total Exchange-Traded Funds (cost $5,770,328)		5,780,852

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.20% due 03/15/2044	270,000	287,901

Insurance-Multi-line — 0.2%
Allstate Corp. 5.75% due 08/15/2053	500,000	546,250

Total Preferred Securities/Capital Securities (cost $806,848)		834,151

Total Long-Term Investment Securities (cost $290,836,080)		293,289,139

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.08% due 04/26/18 (cost $994,725)	1,000,000	993,938

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $2,018,007 collateralized by $1,850,000 of United States Treasury Bonds bearing interest at 3.38% due 05/15/2044 and having an approximate value of $2,058,834 (cost $2,018,000)	2,018,000	2,018,000

TOTAL INVESTMENTS (cost $293,848,805)	99.4%	296,301,077
Other assets less liabilities	0.6	1,874,984

NET ASSETS	100.0%	$298,176,061

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$94,813,326	$—	$94,813,326
Foreign Corporate Bonds & Notes	—	13,826,618	—	13,826,618
U.S. Government Agencies	—	12,334,639	—	12,334,639
U.S. Government Treasuries	—	165,699,553	—	165,699,553
Exchange-Traded Funds	5,780,852	—	—	5,780,852
Preferred Securities/Capital Securities	—	834,151	—	834,151
Short-Term Investments Securities	—	993,938	—	993,938
Repurchase Agreements	—	2,018,000	—	2,018,000

Total Investments at Value	$5,780,852	$290,520,225	$—	$296,301,077

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 25.2%
Advertising Agencies — 0.3%
Omnicom Group, Inc. Company Guar. Notes 4.45% due 08/15/2020	$700,000	$741,216

Aerospace/Defense — 0.4%
General Dynamics Corp. Company Guar. Notes 2.38% due 11/15/2024	1,000,000	981,355

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,336,416

Auto-Cars/Light Trucks — 1.0%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	951,794
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,311,166

		2,262,960

Banks-Commercial — 1.3%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	1,001,143
Discover Bank Senior Notes 3.10% due 06/04/2020	1,000,000	1,019,573
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	998,187

		3,018,903

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	697,377

Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	978,955

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	812,525

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	825,504

Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	633,645
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	796,315
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	813,289

		2,243,249

Commercial Services-Finance — 0.5%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,038,072

Computer Services — 0.4%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,020,191

Computers — 0.4%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,026,116

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	600,000	602,136

Diagnostic Equipment — 0.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	500,000	515,747

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,258,344
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,298,874
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,294,331
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,332,680
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,359,403

		6,543,632

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	804,069

E-Commerce/Products — 1.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	1,200,000	1,201,622
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,323,089

		2,524,711

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	883,075

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,033,189

Gas-Distribution — 0.4%
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	993,018

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,328,563

Hotels/Motels — 0.4%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	893,746

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	1,004,075

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	900,000	912,373

Medical-Biomedical/Gene — 0.7%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	700,000	727,802
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	935,664

		1,663,466

Medical-Drugs — 1.3%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	822,362
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	976,812
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,258,199

		3,057,373

Medical-HMO — 0.4%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,018,712

Multimedia — 0.7%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,525,672

Networking Products — 0.5%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,266,205

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	995,364

Pipelines — 1.8%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	700,000	741,797
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	1,100,000	1,097,726
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	603,592
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	741,928
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,000,000	1,034,194

		4,219,237

Real Estate Investment Trusts — 0.5%
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,064,731

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 2.00% due 06/15/2019	1,000,000	1,004,588

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	998,233

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	739,531

Retail-Restaurants — 0.4%
McDonald’s Corp. Senior Notes 3.25% due 06/10/2024	800,000	823,238

Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	500,000	501,232
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	720,307

		1,221,539

Telephone-Integrated — 0.4%
AT&T Inc Senior Notes 2.30% due 03/11/2019	1,000,000	1,004,123

Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	748,178
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,046,186

		1,794,364

Web Portals/ISP — 0.5%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	1,300,000	1,222,094

Total U.S. Corporate Bonds & Notes (cost $58,945,898)		58,639,643

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks-Commercial — 2.2%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,859,587
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,379,909
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,041,143
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	951,824

		5,232,463

Diversified Banking Institutions — 2.9%
Barclays PLC Senior Notes 2.75% due 11/08/2019	1,200,000	1,211,436
BNP Paribas SA Company Guar. Notes 2.45% due 03/17/2019	800,000	807,564
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	1,100,000	1,150,745
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,328,604
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,316,245
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	834,249

		6,648,843

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	614,806

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	636,510

Pipelines — 0.2%
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	555,579

Total Foreign Corporate Bonds & Notes (cost $13,722,795)		13,688,201

U.S. GOVERNMENT AGENCIES — 5.1%
Federal Home Loan Bank — 3.4%
0.88% due 08/05/2019	2,000,000	1,973,914
1.75% due 06/12/2020	2,000,000	1,999,872
1.75% due 07/13/2020	2,000,000	1,993,504
1.88% due 03/13/2020	2,000,000	2,007,664

		7,974,954

Federal National Mtg. Assoc. — 1.7%
zero coupon due 10/09/2019	2,000,000	1,928,594
1.38% due 10/07/2021	2,000,000	1,960,172

		3,888,766

Total U.S. Government Agencies (cost $11,883,280)		11,863,720

U.S. GOVERNMENT TREASURIES — 61.3%
United States Treasury Bonds — 1.1%
2.25% due 08/15/2027	1,300,000	1,285,680
6.00% due 02/15/2026	1,000,000	1,281,523

		2,567,203

United States Treasury Notes — 60.2%
0.75% due 02/15/2019	1,000,000	990,391
0.75% due 07/15/2019	1,000,000	986,211
0.75% due 08/15/2019	1,000,000	985,430
0.88% due 04/15/2019	1,000,000	990,430
0.88% due 05/15/2019	1,000,000	989,844
0.88% due 06/15/2019	1,000,000	989,023
1.00% due 03/15/2019	1,000,000	992,891
1.00% due 06/30/2019	1,000,000	990,859
1.00% due 11/30/2019	1,000,000	987,539
1.13% due 01/15/2019	1,000,000	995,430
1.13% due 01/31/2019	1,000,000	995,156
1.13% due 02/28/2019	1,000,000	994,844
1.13% due 05/31/2019	1,000,000	993,594
1.13% due 06/30/2021	1,400,000	1,364,289
1.13% due 07/31/2021	1,400,000	1,362,922
1.25% due 10/31/2018	1,000,000	997,500
1.25% due 11/30/2018	1,000,000	997,148
1.25% due 12/31/2018	1,000,000	996,953
1.25% due 01/31/2019	1,000,000	996,602
1.25% due 03/31/2019	1,000,000	996,055
1.25% due 04/30/2019	1,200,000	1,194,750
1.25% due 05/31/2019	1,000,000	995,430
1.25% due 06/30/2019	1,000,000	994,805
1.25% due 01/31/2020	1,300,000	1,288,879

1.25% due 03/31/2021	1,300,000	1,275,930
1.38% due 02/28/2019	1,000,000	998,164
1.38% due 07/31/2019	1,000,000	996,523
1.38% due 01/31/2020	1,000,000	994,180
1.38% due 03/31/2020	1,300,000	1,290,910
1.38% due 04/30/2020	1,300,000	1,290,301
1.38% due 08/31/2020	1,300,000	1,287,762
1.38% due 10/31/2020	1,300,000	1,286,035
1.38% due 01/31/2021	1,300,000	1,282,988
1.38% due 04/30/2021	1,300,000	1,280,348
1.38% due 05/31/2021	1,400,000	1,377,633
1.38% due 06/30/2023	1,300,000	1,249,371
1.38% due 08/31/2023	1,300,000	1,246,883
1.38% due 09/30/2023	1,300,000	1,245,613
1.50% due 01/31/2019	1,000,000	999,687
1.50% due 02/28/2019	1,000,000	999,727
1.50% due 05/31/2019	1,300,000	1,298,984
1.50% due 10/31/2019	1,300,000	1,297,512
1.50% due 06/15/2020	1,300,000	1,293,601
1.50% due 07/15/2020	1,400,000	1,392,453
1.50% due 08/15/2020	1,300,000	1,292,687
1.50% due 02/28/2023	1,200,000	1,165,875
1.50% due 03/31/2023	1,200,000	1,164,609
1.50% due 08/15/2026	1,500,000	1,400,039
1.63% due 03/31/2019	1,100,000	1,101,418
1.63% due 04/30/2019	1,100,000	1,101,418
1.63% due 07/31/2019	1,300,000	1,300,914
1.63% due 08/31/2019	1,300,000	1,300,812
1.63% due 12/31/2019	1,300,000	1,299,797
1.63% due 07/31/2020	1,300,000	1,297,105
1.63% due 08/31/2022	1,300,000	1,277,352
1.63% due 02/15/2026	1,300,000	1,231,902
1.63% due 05/15/2026	1,400,000	1,323,328
1.75% due 09/30/2019	2,000,000	2,005,781
1.75% due 12/31/2020	1,300,000	1,298,934
1.75% due 11/30/2021	1,300,000	1,291,926
1.75% due 05/15/2022	1,200,000	1,189,594
1.75% due 09/30/2022	1,000,000	987,422
1.75% due 01/31/2023	1,200,000	1,181,437
1.75% due 05/15/2023	1,300,000	1,276,641
1.88% due 06/30/2020	1,200,000	1,205,578
1.88% due 11/30/2021	1,300,000	1,299,137
1.88% due 02/28/2022	1,300,000	1,296,242
1.88% due 04/30/2022	2,000,000	1,991,719
1.88% due 07/31/2022	1,300,000	1,292,484
1.88% due 08/31/2022	1,200,000	1,192,547
2.00% due 11/30/2020	1,300,000	1,309,445
2.00% due 05/31/2021	2,000,000	2,011,016
2.00% due 08/31/2021	1,300,000	1,305,891
2.00% due 10/31/2021	1,300,000	1,305,129
2.00% due 11/15/2021	1,300,000	1,305,891
2.00% due 12/31/2021	1,300,000	1,304,012
2.00% due 02/15/2022	1,300,000	1,303,961
2.00% due 11/30/2022	1,200,000	1,198,172
2.00% due 02/15/2023	1,300,000	1,295,836
2.00% due 04/30/2024	1,300,000	1,285,070
2.00% due 05/31/2024	1,300,000	1,284,207
2.00% due 02/15/2025	1,300,000	1,277,402
2.00% due 08/15/2025	1,300,000	1,273,137
2.00% due 11/15/2026	1,300,000	1,262,523
2.13% due 08/31/2020	1,300,000	1,314,422
2.13% due 01/31/2021	1,300,000	1,313,711
2.13% due 08/15/2021	1,300,000	1,312,391
2.13% due 09/30/2021	1,300,000	1,311,476
2.13% due 12/31/2021	1,300,000	1,310,613
2.13% due 06/30/2022	1,200,000	1,207,172
2.13% due 12/31/2022	1,200,000	1,204,594
2.13% due 11/30/2023	1,300,000	1,298,984
2.13% due 02/29/2024	1,200,000	1,196,484
2.13% due 03/31/2024	1,300,000	1,295,328
2.13% due 07/31/2024	1,300,000	1,292,941
2.13% due 05/15/2025	1,300,000	1,286,848
2.25% due 11/15/2024	1,300,000	1,301,117
2.25% due 11/15/2025	1,300,000	1,294,922
2.25% due 02/15/2027	1,300,000	1,287,457
2.38% due 08/15/2024	1,300,000	1,313,051
2.38% due 05/15/2027	1,300,000	1,300,609
2.50% due 08/15/2023	1,300,000	1,327,828
2.50% due 05/15/2024	1,300,000	1,324,121
2.63% due 08/15/2020	1,300,000	1,332,144
2.63% due 11/15/2020	1,300,000	1,333,668
2.75% due 02/15/2019	1,000,000	1,015,586
2.75% due 11/15/2023	1,300,000	1,345,348
2.75% due 02/15/2024	1,300,000	1,344,230
3.13% due 05/15/2019	1,100,000	1,126,340
3.13% due 05/15/2021	1,300,000	1,357,891
3.63% due 02/15/2020	2,000,000	2,089,062
3.63% due 02/15/2021	1,300,000	1,376,223
8.88% due 02/15/2019	1,000,000	1,094,766

		139,849,297

Total U.S. Government Treasuries (cost $142,721,985)		142,416,500

Total Long-Term Investment Securities (cost $227,273,958)		226,608,064

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $4,397,015 collateralized by $4,035,000 of United States Treasury Notes, bearing interest at 3.75% due 05/15/2044 and having an approximate value of $4,490,483 (cost $4,397,000)	4,397,000	4,397,000

TOTAL INVESTMENTS (cost $231,670,958)	99.4%	231,005,064
Other assets less liabilities	0.6	1,299,464

NET ASSETS	100.0%	$232,304,528

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $1,201,622 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$58,639,643	$—	$58,639,643
Foreign Corporate Bonds & Notes	—	13,688,201	—	13,688,201
U.S. Government Agencies	—	11,863,720	—	11,863,720
U.S. Government Treasuries	—	142,416,500	—	142,416,500
Repurchase Agreements	—	4,397,000	—	4,397,000

Total Investments at Value	$—	$231,005,064	$—	$231,005,064

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Belgium — 1.4%
UCB SA	209,270	$15,233,066

Bermuda — 1.4%
Haier Electronics Group Co., Ltd.	1,697,000	4,470,140
Kunlun Energy Co., Ltd.	10,778,000	9,988,584

		14,458,724

Canada — 1.8%
Husky Energy, Inc.†	308,500	3,998,233
Precision Drilling Corp.†	632,900	1,898,553
Suncor Energy, Inc.	167,500	5,686,768
Tahoe Resources, Inc.	295,700	1,418,792
Wheaton Precious Metals Corp.	262,200	5,440,736

		18,443,082

Cayman Islands — 2.4%
Baidu, Inc. ADR†	56,030	13,667,958
CK Hutchison Holdings, Ltd.	947,284	12,027,134

		25,695,092

China — 4.2%
China Life Insurance Co., Ltd.	3,873,000	12,808,393
China Telecom Corp., Ltd.	35,269,383	17,676,736
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,509,519
Sinopharm Group Co., Ltd.	1,830,000	8,186,608

		44,181,256

Denmark — 0.6%
Novozymes A/S, Class B	120,199	6,638,157

France — 10.0%
AXA SA	473,514	14,302,276
BNP Paribas SA	263,970	20,613,816
Cie de Saint-Gobain	202,840	11,898,964
Cie Generale des Etablissements Michelin	74,308	10,750,458
Credit Agricole SA	151,813	2,649,053
Sanofi	204,498	19,364,041
TOTAL SA	310,040	17,288,248
Veolia Environnement SA	338,943	8,030,590

		104,897,446

Germany — 10.5%
Bayer AG	131,090	17,056,604
Deutsche Lufthansa AG	105,776	3,376,040
HeidelbergCement AG	121,480	12,377,523
Innogy SE*	298,690	13,899,759
LANXESS AG	208,180	16,266,791
Merck KGaA	126,200	13,508,198
Siemens AG	140,750	20,084,189
Telefonica Deutschland Holding AG	1,274,590	6,477,770
thyssenkrupp AG	289,480	7,723,580

		110,770,454

Hong Kong — 2.1%
China Mobile, Ltd.	975,000	9,791,992
CK Asset Holdings, Ltd.	1,546,284	12,714,913

		22,506,905

Ireland — 1.4%
CRH PLC	393,285	14,829,274

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	738,742	10,194,640

Italy — 1.4%
Eni SpA	907,015	14,833,765

Japan — 11.6%
Astellas Pharma, Inc.	571,800	7,585,949
IHI Corp.	149,400	5,341,111
Inpex Corp.	644,800	6,830,497
Kirin Holdings Co., Ltd.	382,000	9,085,959
Konica Minolta, Inc.	1,460,900	12,693,982
Mitsui Fudosan Co., Ltd.	293,000	6,766,791
Omron Corp.	134,800	7,492,511
Panasonic Corp.	527,000	7,881,478
Ryohin Keikaku Co., Ltd.	37,400	10,985,973
SoftBank Group Corp.	219,500	19,202,027
Sumitomo Metal Mining Co., Ltd.	355,000	13,912,141
Suntory Beverage & Food, Ltd.	321,600	14,679,249

		122,457,668

Jersey — 1.0%
Shire PLC	209,218	10,339,650

Luxembourg — 0.6%
SES SA FDR	412,048	6,700,436

Netherlands — 5.8%
Aegon NV	2,746,410	16,213,314
Akzo Nobel NV	56,884	5,151,154
ING Groep NV	576,258	10,646,086
QIAGEN NV	462,164	15,652,570
SBM Offshore NV	731,901	13,061,135

		60,724,259

Norway — 2.4%
Telenor ASA	891,720	18,941,408
Yara International ASA	143,050	6,791,723

		25,733,131

Portugal — 1.2%
Galp Energia SGPS SA	689,930	12,826,487

Singapore — 2.7%
DBS Group Holdings, Ltd.	501,250	8,376,843
Singapore Telecommunications, Ltd.	1,582,000	4,352,212
Singapore Telecommunications, Ltd.10	3,354,300	9,277,170
United Overseas Bank, Ltd.	354,600	6,404,704

		28,410,929

South Korea — 7.2%
Hana Financial Group, Inc.	559,289	23,937,080
KB Financial Group, Inc. ADR	300,136	15,760,141
Samsung Electronics Co., Ltd. GDR *	29,713	36,636,129

		76,333,350

Sweden — 1.7%
Getinge AB, Class B	924,777	18,204,685

Switzerland — 4.6%
ABB, Ltd.†	224,984	5,881,404
Novartis AG†	86,270	7,108,098
Roche Holding AG†	73,270	16,928,517
Swiss Re AG†	46,985	4,419,929
UBS Group AG†	804,670	13,695,481

		48,033,429

Taiwan — 1.4%
Pegatron Corp. GDR	351,110	4,540,274
Quanta Computer, Inc.	4,325,000	10,181,700

		14,721,974

Thailand — 1.9%

Bangkok Bank PCL	3,273,400	19,805,942

United Kingdom — 17.3%
BAE Systems PLC	1,495,771	11,790,520
Barclays PLC	6,354,350	15,693,306
BP PLC	4,448,812	30,146,135
GlaxoSmithKline PLC	244,547	4,409,093
HSBC Holdings PLC ADR	430,597	21,000,216
Kingfisher PLC	2,896,740	12,026,676
Rolls-Royce Holdings PLC	724,980	9,368,844
Rolls-Royce Holdings PLC (Entitlement Shares)†	33,349,080	44,293
Royal Dutch Shell PLC, Class A ADR	7,071	445,685
Royal Dutch Shell PLC, Class B ADR	418,432	27,348,716
Sky PLC†	127,761	1,600,137
Standard Chartered PLC†	2,420,175	24,120,523
Travis Perkins PLC	414,221	8,362,244
Vodafone Group PLC	5,453,683	15,616,574

		181,972,962

Total Long-Term Investment Securities (cost $855,611,918)		1,028,946,763

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount $15,525,052 collateralized by $16,905,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $15,836,807 (cost 15,525,000)	$15,525,000	15,525,000

TOTAL INVESTMENTS (cost $871,136,918)	99.1%	1,044,471,763
Other assets less liabilities	0.9	9,817,023

NET ASSETS	100.0%	$1,054,288,786

#	Effective October 9, 2017, the Portfolio’s name changed to SA Franklin Foreign Value Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $50,535,888 representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR	— Global Depositary Receipt

Industry Allocation*
Oil Companies-Integrated	10.7%
Medical-Drugs	10.5
Diversified Banking Institutions	7.1
Banks-Commercial	6.6
Telecom Services	4.8
Diversified Financial Services	3.7
Electronic Components-Semiconductors	3.5
Insurance-Multi-line	2.9
Building Products-Cement	2.6
Telephone-Integrated	2.4
Cellular Telecom	2.4
Chemicals-Diversified	2.1
Aerospace/Defense	2.0
Diversified Manufacturing Operations	1.9
Real Estate Operations & Development	1.8
Medical Instruments	1.7
Oil Companies-Exploration & Production	1.7
Diagnostic Kits	1.5
Repurchase Agreements	1.5
Beverages-Non-alcoholic	1.4
Diversified Minerals	1.3
Electric-Distribution	1.3
Web Portals/ISP	1.3
Oil-Field Services	1.3
Insurance-Life/Health	1.2
Photo Equipment & Supplies	1.2
Electronic Components-Misc.	1.1
Diversified Operations	1.1
Retail-Building Products	1.1
Building & Construction Products-Misc.	1.1
Retail-Misc./Diversified	1.0
Rubber-Tires	1.0
Medical-Generic Drugs	1.0
Computers	1.0
Brewery	0.9
Distribution/Wholesale	0.8
Medical-Wholesale Drug Distribution	0.8
Water	0.8
Audio/Video Products	0.8
Steel-Producers	0.7
Precious Metals	0.6
Agricultural Chemicals	0.6
Satellite Telecom	0.6
Chemicals-Specialty	0.6
Machinery-Electrical	0.6
Retail-Drug Store	0.5
Aerospace/Defense-Equipment	0.5
Appliances	0.4
Insurance-Reinsurance	0.4
Airlines	0.3
Oil & Gas Drilling	0.2
Cable/Satellite TV	0.2

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$181,928,669	$44,293	$—	$181,972,962
Other Countries	846,973,801	—	—	846,973,801
Repurchase Agreements	—	15,525,000	—	15,525,000

Total Investments at Value	$1,028,902,470	$15,569,293	$—	$1,044,471,763

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at

$90,640,807 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.9%
Aerospace/Defense — 1.3%
Cubic Corp.	1,469	$80,134
Esterline Technologies Corp.†	49,900	4,733,015

		4,813,149

Aerospace/Defense-Equipment — 2.5%
AAR Corp.	234,542	9,121,338

Airlines — 2.0%
Spirit Airlines, Inc.†	201,100	7,458,799

Auto/Truck Parts & Equipment-Original — 0.8%
Titan International, Inc.	317,309	3,090,590

Banks-Commercial — 15.4%
Access National Corp.	71,121	2,069,621
Bryn Mawr Bank Corp.	62,839	2,755,490
Chemical Financial Corp.	185,567	9,777,525
Columbia Banking System, Inc.	200,900	8,741,159
First Horizon National Corp.	511,300	9,597,101
First of Long Island Corp.	134,922	4,256,789
German American Bancorp, Inc.	33,227	1,195,508
Glacier Bancorp, Inc.	125,900	4,779,164
Lakeland Financial Corp.	150,950	7,287,866
Peoples Bancorp, Inc.	82,200	2,722,464
Pinnacle Financial Partners, Inc.	3,141	207,934
TrustCo Bank Corp.	133,956	1,229,046
Washington Trust Bancorp, Inc.	35,243	1,955,987

		56,575,654

Batteries/Battery Systems — 0.5%
EnerSys	26,500	1,838,305

Building & Construction Products-Misc. — 3.7%
Gibraltar Industries, Inc.†	120,022	3,990,732
Simpson Manufacturing Co., Inc.	171,110	9,537,671

		13,528,403

Building Products-Doors & Windows — 0.1%
Griffon Corp.	8,731	196,884

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	51,930	5,862,897

Building-Heavy Construction — 1.1%
Granite Construction, Inc.	62,200	3,961,518

Building-Mobile Home/Manufactured Housing — 1.6%
Thor Industries, Inc.	32,840	4,473,465
Winnebago Industries, Inc.	27,300	1,341,795

		5,815,260

Building-Residential/Commercial — 1.3%
M/I Homes, Inc.†	137,516	4,593,034

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	45,141	1,774,041
Landec Corp.†	199,100	2,638,075

		4,412,116

Chemicals-Specialty — 3.5%
Ingevity Corp.†	48,300	3,440,409
Minerals Technologies, Inc.	28,856	2,074,746
Sensient Technologies Corp.	23,056	1,753,409
Versum Materials, Inc.	129,451	5,447,298

		12,715,862

Computers-Integrated Systems — 0.7%
NetScout Systems, Inc.†	96,190	2,731,796

Containers-Metal/Glass — 1.5%
Gerresheimer AG	69,300	5,508,611

Disposable Medical Products — 1.3%
STERIS PLC	50,250	4,689,833

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	17,700	1,943,991
Federal Signal Corp.	114,800	2,450,980

		4,394,971

Electric-Integrated — 1.8%
IDACORP, Inc.	70,611	6,498,330

Electronic Components-Misc. — 1.0%
Gentex Corp.	9,500	184,395
Plexus Corp.†	55,632	3,417,474

		3,601,869

Engineering/R&D Services — 0.7%
Argan, Inc.	3,500	240,625
EMCOR Group, Inc.	29,174	2,348,799

		2,589,424

Food-Flour & Grain — 0.2%
GrainCorp., Ltd., Class A	140,939	916,875

Food-Meat Products — 1.9%
Maple Leaf Foods, Inc.	272,200	7,059,772

Food-Misc./Diversified — 1.0%
Dairy Crest Group PLC	474,600	3,829,315

Gas-Distribution — 2.2%
Spire, Inc.	102,500	8,092,375

Gold Mining — 1.4%
Detour Gold Corp.†	240,300	2,561,138
OceanaGold Corp.	992,900	2,662,921

		5,224,059

Home Furnishings — 0.1%
Hooker Furniture Corp.	6,494	307,816

Insurance-Multi-line — 3.0%
Horace Mann Educators Corp.	105,123	4,604,387
Old Republic International Corp.	312,500	6,340,625

		10,945,012

Insurance-Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	64,000	6,296,320

Insurance-Reinsurance — 2.0%
Aspen Insurance Holdings, Ltd.	70,200	3,011,580
Validus Holdings, Ltd.	82,658	4,304,829

		7,316,409

Machine Tools & Related Products — 1.8%
Kennametal, Inc.	149,107	6,508,521

Machinery-Construction & Mining — 0.5%
Astec Industries, Inc.	32,234	1,674,556

Machinery-Electrical — 0.4%
Regal Beloit Corp.	17,500	1,420,125

Machinery-General Industrial — 2.8%
Manitowoc Co., Inc.†	393,043	3,741,769
Zebra Technologies Corp., Class A†	57,600	6,681,024

		10,422,793

Medical Products — 1.2%
Hill-Rom Holdings, Inc.	54,180	4,372,868

Metal Processors & Fabrication — 1.1%
Mueller Industries, Inc.	117,500	4,083,125

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	2,736	238,224
Hillenbrand, Inc.	5,777	228,480

		466,704

Oil & Gas Drilling — 1.8%
Rowan Cos. PLC, Class A†	464,347	6,654,093

Oil Companies-Exploration & Production — 2.5%
Energen Corp.†	110,000	5,687,000
Unit Corp.†	178,000	3,332,160

		9,019,160

Oil Field Machinery & Equipment — 0.3%
Natural Gas Services Group, Inc.†	36,814	1,023,429

Oil-Field Services — 3.1%
Helix Energy Solutions Group, Inc.†	11,100	75,702
Hunting PLC†	873,121	6,070,693
Oil States International, Inc.†	220,800	5,089,440

		11,235,835

Real Estate Investment Trusts — 5.0%
Brandywine Realty Trust	348,200	6,090,018
Highwoods Properties, Inc.	40,600	2,072,630
LTC Properties, Inc.	133,537	6,210,806
Sunstone Hotel Investors, Inc.	244,404	3,988,673

		18,362,127

Recreational Vehicles — 3.0%
BRP, Inc.	194,834	6,548,331
LCI Industries	35,800	4,432,040

		10,980,371

Rental Auto/Equipment — 1.5%
McGrath RentCorp	124,110	5,547,717

Retail-Apparel/Shoe — 0.5%
Caleres, Inc.	61,247	1,673,881

Retail-Home Furnishings — 0.1%
La-Z-Boy, Inc.	12,999	350,323

Retail-Restaurants — 0.7%
Brinker International, Inc.	79,404	2,439,291

Semiconductor Equipment — 4.0%
Cohu, Inc.	130,424	3,364,939
Kulicke & Soffa Industries, Inc.†	192,900	4,369,185
MKS Instruments, Inc.	40,400	4,389,460
Photronics, Inc.†	266,800	2,587,960

		14,711,544

Steel Pipe & Tube — 1.9%
Mueller Water Products, Inc., Class A	596,300	7,119,822

Steel-Producers — 0.8%
Reliance Steel & Aluminum Co.	38,877	2,987,309

Telecom Services — 0.1%
ORBCOMM, Inc.†	18,072	204,394

Transport-Truck — 1.3%
Saia, Inc.†	72,419	4,692,751

Water — 0.4%
Connecticut Water Service, Inc.	23,500	1,457,470

Wire & Cable Products — 0.7%
Encore Wire Corp.	5,800	261,870
Insteel Industries, Inc.	86,018	2,197,760

		2,459,630

Total Common Stocks (cost $265,429,654)		343,854,435

U.S. CORPORATE BONDS & NOTES — 1.2%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	813,780

Oil Companies-Exploration & Production — 1.0%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,688,781

Total U.S. Corporate Bonds & Notes (cost $4,265,496)		4,502,561

Total Long-Term Investment Securities (cost $269,695,150)		348,356,996

SHORT-TERM INVESTMENT SECURITIES — 2.9%
U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.86% due 11/01/2017 (cost $10,680,000)	10,680,000	10,680,000

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $8,281,028 and collateralized by $8,465,000 of United States Treasury Notes, bearing interest at 1.75% due 05/31/2022 and having an approximate value of $8,448,426 (cost $8,281,000)	8,281,000	8,281,000

TOTAL INVESTMENTS (cost $288,656,150)	100.3%	367,317,996
Liabilities in excess of other assets	(0.3)	(965,947)

NET ASSETS	100.0%	$366,352,049

# Effective October 9, 2017, the Portfolio’s name changed to SA Franklin Small Company Value Portfolio.

† Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$343,854,435	$—	$—	$343,854,435
U.S. Corporate Bonds & Notes	—	4,502,561	—	4,502,561
Short-Term Investments Securities	—	10,680,000	—	10,680,000
Repurchase Agreements	—	8,281,000	—	8,281,000

Total Investments at Value	$343,854,435	$23,463,561	$—	$367,317,996

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 11.0%
Cayman Islands — 2.4%
Acis CLO, Ltd. FRS Series 2013-1A, Class A1 2.22% (3 ML+0.87%) due 04/18/2024*(1)	$1,238,739	$1,242,356
Acis CLO, Ltd. FRS Series 2013-2A, Class C2R 2.66% (3 ML+1.30%) due 10/14/2022*(1)	450,508	449,885
Acis CLO, Ltd. FRS Series 2013-1A, Class B 3.30% (3 ML+1.95%) due 04/18/2024*(1)	365,785	367,934
Acis CLO, Ltd. FRS Series 2013-1A, Class C 4.30% (3 ML+2.95%) due 04/18/2024*(1)	231,035	231,889
OCP CLO, Ltd. FRS Series 2014-5A, Class A1 2.37% (3 ML+1.00%) due 04/26/2026*(1)	2,160,000	2,168,338
OFSI Fund V, Ltd. FRS Series 2013-5A, Class A1LA 2.28% (3 ML+0.93%) due 04/17/2025*(1)	665,536	666,874
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class A1 2.39% (3 ML+1.03%) due 03/20/2025*(1)	2,377,385	2,388,799
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 2.25% (3 ML+0.92%) due 10/20/2027*(1)	3,050,000	3,058,955

		10,575,030

United States — 8.6%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 2.17% (3 ML+0.80%) due 02/25/2043*	498,184	500,703
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.45% (1 ML+0.21%) due 03/20/2046(3)	542,563	461,284
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.51% (1 ML+0.27%) due 02/25/2036(3)	563,160	493,697
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 2.59% (1 ML+1.35%) due 07/26/2066*	2,257,038	2,269,763
Higher Education Funding I FRS Series 2014-1, Class A 2.37% (3 ML+1.05%) due 05/25/2034*	1,772,791	1,767,430
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.47% (1 ML+0.23%) due 04/25/2037	750,000	642,972
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.48% (1 ML+0.24%) due 06/25/2047(3)	516,600	441,550
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 2.26% (3 ML+0.95%) due 04/25/2035	3,150,000	3,150,850
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 2.29% (1 ML+1.05%) due 07/20/2043	1,300,000	1,317,929
Mtg. Repurchase Agreement Financing Trust FRS Series 2017-2, ClassA1 1.78% (1 ML+0.55%) due 08/12/2019*(3)	4,450,000	4,448,193
Mtg. Repurchase Agreement Financing Trust FRS Series 2017-1, Class A1 2.09% (1 ML+0.85%) due 07/10/2019*(3)	600,000	600,168
Navient Student Loan Trust FRS Series 2016-5A, Class A 2.49% (1 ML+1.25%) due 06/25/2065*	2,530,776	2,584,059
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 1.76% (3 ML+0.45%) due 08/23/2036*	2,300,000	2,245,846
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 2.22% (3 ML+0.85%) due 10/25/2037	1,550,000	1,559,703
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 2.14% (3 ML+0.90%) due 07/25/2041	879,048	881,246
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 2.29% (3 ML+0.95%) due 10/01/2037	1,250,000	1,257,103
Scholar Funding Trust FRS Series 2010-A, Class A 2.13% (3 ML+0.75%) due 10/28/2041*	697,990	693,201
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.21% (6ML+0.66%) due 11/20/2034(3)	52,030	51,499

SLM Student Loan Trust FRS Series 2007-2, Class A4 1.43% (3 ML+0.06%) due 07/25/2022		2,100,000	2,037,530
SLM Student Loan Trust FRS Series 2003-1, Class A5A 1.43% (3 ML+0.11%) due 12/15/2032*		1,731,906	1,673,885
SLM Student Loan Trust FRS Series 2004-8A, Class A6 2.00% (3 ML+0.63%) due 01/25/2040*		1,100,000	1,099,998
SLM Student Loan Trust FRS Series 2008-2, Class A3 2.12% (3 ML+0.75%) due 04/25/2023		372,675	372,326
SLM Student Loan Trust FRS Series 2005-5, Class A5 2.12% (3 ML+0.75%) due 10/25/2040		500,000	493,012
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.02% (3 ML+1.65%) due 07/25/2022		825,884	847,953
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.07% (3 ML+1.70%) due 07/25/2023		1,798,151	1,850,414
Station Place Securitization Trust FRS Series 2015-2, Class A 2.29% (1 ML+1.05%) due 05/15/2018*(3)(4)		850,000	850,000
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 1.57% (3 ML+0.19%) due 10/28/2037*		1,724,963	1,638,688
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.93% (12 MTA+0.99%) due 06/25/2046(3)		390,906	310,343
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.64% due 12/28/2037(3)(9)		453,721	445,834

			36,987,179

Total Asset Backed Securities (cost $46,860,996)			47,562,209

FOREIGN CORPORATE BONDS & NOTES — 14.5%
Cayman Islands — 0.0%
China Evergrande Group Senior Sec. Notes 8.75% due 06/28/2025		200,000	207,595

France — 2.3%
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,401,434
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,495,125

			9,896,559

Germany — 7.7%
FMS Wertmanagement AoeR Government Guar. Notes zero coupon due 02/18/2019	EUR	4,400,000	5,159,288
FMS Wertmanagement AoeR Government Guar. Notes 1.88% due 05/09/2019	EUR	2,900,000	3,500,471
KFW Government Guar. Notes 1.13% due 01/15/2020	EUR	7,600,000	9,177,358
KFW Government Guar. Notes 1.63% due 01/15/2021	EUR	2,700,000	3,351,355
KFW Government Guar. Bonds 2.50% due 01/17/2022	EUR	7,700,000	10,019,283
KFW Government Guar. Bonds 3.50% due 07/04/2021	EUR	800,000	1,063,650
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	274,925
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	674,006

			33,220,336

Japan — 1.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,651,901

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	217,537
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*		80,000	87,360

			304,897

Netherlands — 0.1%
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028*		151,000	152,888
Petrobras Global Finance BV Company Guar. Notes 6.85% due 12/31/2099		90,000	86,175
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		310,000	344,255

Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		20,000	24,225

			607,543

United States — 2.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	308,804
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		1,450,000	1,496,225
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,427,162
General Electric Capital Corp. Senior Notes 8.50% due 04/06/2018	MXN	2,000,000	104,534
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,478,212
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	722,253
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,600,000	1,723,520
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,463,716
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	320,424
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,567,820

			10,612,670

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027		390,000	112,710

Total Foreign Corporate Bonds & Notes (cost $63,457,147)			62,614,211

FOREIGN GOVERNMENT OBLIGATIONS — 47.1%
Argentina — 0.2%
Republic of Argentina Senior Notes 2.26% due 12/31/2038(5)	EUR	20,000	16,564
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		50,000	35,925
Republic of Argentina Senior Bonds 7.13% due 06/28/2117*		670,000	687,420

			739,909

Australia — 1.2%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,887,102
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,002,176
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,479,087

			5,368,365

Austria — 0.3%
Republic of Austria Senior Notes 1.50% due 11/02/2086*(2)	EUR	1,100,000	1,105,499

Belgium — 0.7%
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,050,000	1,300,391
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	1,170,000	1,917,400

			3,217,791

Brazil — 0.5%
Federative Republic of Brazil Bonds zero coupon due 10/01/2019	BRL	8,393,000	2,210,738

Canada — 1.6%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,663,997
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	748,113
Province of British Columbia Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,882,483
Province of British Columbia Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	409,497

			6,704,090

Denmark — 0.6%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,191,673
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,248,422

			2,440,095

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		200,000	212,250
Dominican Republic Senior Bonds 5.50% due 01/27/2025		100,000	106,125

Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	108,875
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	338,625
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		100,000	114,283

			880,158

Ecuador — 0.1%
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		200,000	215,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027*		200,000	215,000
Republic of Ecuador Senior Notes 9.65% due 12/13/2026		200,000	217,000

			647,000

France — 4.4%
Government of France Bonds 3.50% due 04/25/2026	EUR	7,370,000	10,828,186
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,278,614
Government of France Bonds 4.50% due 04/25/2041	EUR	1,290,000	2,412,529
Government of France Bonds 4.75% due 04/25/2035	EUR	2,430,000	4,422,332

			18,941,661

Germany — 2.4%
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	8,170,000	9,484,463
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	640,000	986,126

			10,470,589

Indonesia — 0.2%
Republic of Indonesia Senior Notes 2.15% due 07/18/2024*	EUR	210,000	253,058
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		200,000	209,491
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		200,000	229,626

			692,175

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	354,048

Italy — 9.3%
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	9,250,000	11,104,439
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	6,890,000	8,192,750
Republic of Italy Bonds 2.80% due 03/01/2067*(2)	EUR	540,000	562,982
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	6,500,000	8,192,614
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	2,720,000	4,305,418
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	289,387
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(6)	EUR	6,434,550	7,490,786

			40,138,376

Japan — 16.2%
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,483,542
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,187,294
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	421,450,000	3,732,726
Government of Japan Senior Bonds 0.10% due 06/20/2026	JPY	557,700,000	4,937,414
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	16,601,342
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,216,131
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	68,600,000	677,650
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	406,066

Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,302,196
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	2,996,764
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	439,446
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	285,050,000	2,467,943
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	277,000,000	2,671,751
Government of Japan CPI Linked Senior Bonds 0.10% due 09/10/2024(6)	JPY	1,900,000	17,504
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(6)	JPY	1,077,651,000	9,927,791
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(6)	JPY	667,860,336	6,170,241

			70,235,801

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(6)	MXN	3,558,280	186,480
United Mexican States Bonds 6.50% due 06/10/2021	MXN	3,910,100	200,337
United Mexican States Bonds 6.50% due 06/09/2022	MXN	4,708,600	240,242
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	1,072,300	58,400
United Mexican States Bonds 8.00% due 11/07/2047	MXN	29,500	1,615

			687,074

South Africa — 0.3%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,540,000	75,157
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	490,000	23,589
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	2,430,000	137,184
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	900,000	56,313
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	7,270,000	451,738
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	1,130,000	69,558
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	2,890,000	177,599
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	2,676,000	164,879
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	890,000	57,251
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	1,990,000	126,603
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,230,000	94,243

			1,434,114

Spain — 3.3%
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	959,521
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,290,000	5,973,628
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(2)	EUR	950,000	1,569,297
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,274,933
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	2,770,000	4,485,827

			14,263,206

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	427,564
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	406,094
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,091,751

			1,925,409

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	572,660
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	994,161

			1,566,821

United Kingdom — 4.3%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	3,990,000	5,240,337

United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,269,087
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	2,670,000	4,712,415
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,649,103
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,614,040

			18,484,982

Venezuela — 0.2%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		1,690,000	663,325
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		1,190,000	392,700

			1,056,025

Total Foreign Government Obligations (cost $199,600,931)			203,563,926

STRUCTURED NOTES — 0.9%
Egypt — 0.9%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/02/2017*	EGP	8,580,000	486,484
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/03/2018*	EGP	22,420,000	1,164,419
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 05/10/2018*	EGP	13,600,000	703,868
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/01/2018*(4)	EGP	6,000,000	289,098
HSBC Bank PLC (Credit linked to the Arab Republic of Egypt) zero coupon due 06/07/2018*	EGP	6,300,000	322,581
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 02/15/2018*	EGP	6,600,000	353,235
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 05/17/2018*	EGP	5,125,000	264,638
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 07/26/2018*	EGP	5,100,000	256,363

Total STRUCTURED NOTES (cost $3,793,869)			3,840,686

U.S. GOVERNMENT AGENCIES — 1.6%
United States — 1.6%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,211,159
Federal Home Loan Mtg. Corp 5.00% due 07/31/2025		642,158	701,548
5.00% due 11/01/2038		127,721	139,423
5.00% due 01/01/2039		41,040	44,805
5.00% due 09/01/2039		94,521	103,192
5.00% due 05/01/2041		356,410	388,488
7.00% due 02/01/2039		501,136	576,612
Federal National Mtg. Assoc. 4.50% due 02/01/2040		9,238	9,872
4.50% due 08/01/2041		165,849	178,379
6.00% due 10/01/2034		374,200	422,790
6.00% due 11/01/2034		59,629	66,845
6.00% due 02/01/2037		336,837	378,846
6.00% due 03/01/2037		40,372	45,802
6.00% due 10/01/2037		169,756	192,762
6.00% due 08/01/2038		105,730	119,582
6.00% due 06/01/2039		1,782	1,997
6.00% due 10/01/2040		164,987	186,722
6.00% due 04/01/2041		21,460	24,302
6.00% due 05/01/2041		151,481	171,426
6.00% due 10/01/2041		132,385	148,772
7.00% due 03/01/2039		277,079	315,401
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(3)		521,812	602,443
Series 2012-111, Class B
7.00% due 10/25/2042(3)		138,520	157,973

Total U.S. Government Agencies (cost $7,063,120)			7,189,141

U.S. GOVERNMENT TREASURIES — 8.6%
United States — 8.6%
United States Treasury Bonds
2.88% due 08/15/2045(8)		7,200,000	7,210,969
3.00% due 05/15/2045(8)		7,910,000	8,119,491
3.63% due 02/15/2044(8)		6,910,000	7,916,269
United States Treasury Notes
0.38% due 01/15/2027 TIPS(6)		6,067,252	5,985,371
2.13% due 07/31/2024		7,880,000	7,837,214

Total U.S. Government Treasuries (cost $37,879,829)			37,069,314

Total Long-Term Investment Securities (cost $358,655,892)			361,839,487

SHORT-TERM INVESTMENT SECURITIES — 14.2%
Foreign Government Obligations — 9.5%
Government of France zero coupon due 11/29/2017	EUR	11,030,000	12,854,136

Government of Japan
zero coupon due 12/18/2017	JPY	1,228,450,000	10,805,509
zero coupon due 12/25/2017	JPY	1,952,000,000	17,170,321

			27,975,830

Registered Investment Companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.71%(7)		20,461,701	20,461,701

Total Short-Term Investment Securities (cost $61,840,669)			61,291,667

TOTAL INVESTMENTS — (cost $420,496,561)		97.9%	423,131,154
Other assets less liabilities		2.1	9,209,640

NET ASSETS —		100.0%	$432,340,794

#	Effective October 9, 2017, the Portfolio’s name changed to SA Goldman Sachs Global Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $58,901,109 representing 13.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $7,723,605 representing 1.8% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Security classified as Level 3 (see Note 1).
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2017.
(6)	Principal amount of security is adjusted for inflation.
(7)	The rate shown is the 7-day yield as of October 31, 2017.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12 MTA Cumulative Average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
28	Long	Euro-Bund	December 2017	$5,246,575	$5,308,219	$61,644
64	Long	Euro-BOBL	December 2017	9,789,978	9,824,248	34,270
11	Long	Japanese 10 Year Bonds	December 2017	14,602,084	14,556,704	(45,380)
161	Long	U.S. Treasury 10 Year Notes	December 2017	20,104,724	20,114,938	10,214
246	Long	U.S. Treasury 5 Year Notes	December 2017	28,934,365	28,828,125	(106,240)
118	Long	U.S. Treasury 2 Year Notes	December 2017	25,489,150	25,412,407	(76,743)
14	Short	Euro -Schatz	December 2017	1,829,664	1,830,806	(1,142)
75	Short	90 Day Euro Dollar	December 2018	18,388,217	18,389,063	(846)
9	Short	U.S. Treasury Ultra Long Bonds	December 2017	1,507,219	1,483,032	24,187

						$(100,036)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	187,000	CAD	184,773	12/20/2017	$240	$—
	CNH	2,476,069	USD	372,000	12/20/2017	—	(169)
	EUR	949,000	GBP	851,955	12/20/2017	24,731	—
	EUR	3,986,438	SEK	38,060,321	12/20/2017	—	(96,530)
	HUF	73,240,125	PLN	1,021,244	12/20/2017	6,045	—
	JPY	41,534,464	USD	376,000	12/20/2017	9,868	—
	MXN	4,066,064	USD	226,000	12/20/2017	15,639	—
	PLN	1,347,788	EUR	314,000	12/20/2017	—	(3,589)
	USD	681,015	EUR	566,833	12/20/2017	—	(18,925)

						56,523	(119,213)

Barclays Bank PLC	AUD	2,430,892	USD	1,951,921	12/20/2017	92,301	—
	CHF	730,660	EUR	631,000	12/20/2017	2,226	—
	CNH	5,159,454	USD	785,508	12/20/2017	10,010	—
	EUR	2,044,144	USD	2,458,045	12/20/2017	70,378	—
	GBP	281,911	EUR	317,000	12/20/2017	—	(4,706)
	GBP	148,157	JPY	21,625,579	12/20/2017	—	(6,436)
	GBP	397,193	USD	530,323	12/20/2017	2,004	—
	KRW	2,616,198,255	USD	2,293,643	11/10/2017	—	(46,331)
	TRY	2,947,241	USD	828,000	12/20/2017	62,129	—
	TWD	52,658,331	USD	1,763,212	11/10/2017	14,973	—
	USD	1,136,286	KRW	1,285,495,353	11/10/2017	13,484	—
	USD	376,000	RUB	21,928,395	12/14/2017	—	(2,654)
	USD	312,060	CNH	2,062,873	12/20/2017	—	(1,997)
	USD	1,215,223	GBP	895,201	12/20/2017	—	(24,488)
	USD	150,317	NZD	205,000	12/20/2017	—	(10,155)
	USD	380,000	TRY	1,340,929	12/20/2017	—	(31,546)
	USD	1,734,884	ZAR	23,266,793	12/20/2017	—	(102,753)

						267,505	(231,066)

BNP Paribas SA	CAD	184,297	USD	152,315	12/20/2017	9,390	—
	EUR	1,798,316	CZK	46,801,171	12/20/2017	30,445	—
	EUR	3,151,000	GBP	2,783,039	12/20/2017	21,274	—
	EUR	3,197,213	PLN	13,656,098	12/20/2017	18,028	—
	EUR	139,000	USD	166,899	12/20/2017	4,539	—
	HUF	97,667,895	EUR	315,000	12/20/2017	1,774	—
	SGD	1,426,796	USD	1,063,801	12/20/2017	16,643	—
	USD	346,150	ARS	6,144,156	11/08/2017	562	—
	USD	105,248	ARS	1,871,311	11/13/2017	33	—
	USD	241,738	ARS	4,307,764	11/17/2017	42	—
	USD	447,958	ARS	7,898,620	11/21/2017	—	(5,691)
	USD	431,917	KRW	486,973,454	11/22/2017	3,659	—
	USD	488,090	AUD	608,000	12/20/2017	—	(22,973)
	USD	376,000	CAD	461,228	12/20/2017	—	(18,310)
	USD	141,680	EUR	118,767	12/20/2017	—	(2,953)
	USD	225,239	NZD	307,000	12/20/2017	—	(15,337)
	USD	1,926,548	ZAR	25,201,364	12/20/2017	—	(158,709)

						106,389	(223,973)

Citibank, N.A.	CHF	726,215	EUR	634,000	12/20/2017	10,200	—
	EUR	1,084,594	CZK	29,015,050	11/21/2017	53,678	—
	EUR	949,000	CHF	1,089,960	12/20/2017	—	(12,323)
	EUR	2,401,300	PLN	10,251,895	12/20/2017	12,260	—
	EUR	7,163,715	USD	8,603,122	12/20/2017	235,525	—
	GBP	568,934	EUR	635,000	12/20/2017	—	(15,044)
	GBP	176,585	NOK	1,873,481	12/20/2017	—	(5,230)
	HKD	19,497,322	USD	2,520,832	03/27/2018	14,724	—
	MXN	22,969,564	USD	1,274,759	12/20/2017	86,410	—
	NZD	521,481	AUD	474,000	12/20/2017	6,062	—
	PLN	578,687	EUR	134,552	12/20/2017	—	(1,853)
	USD	488,431	ARS	8,791,749	11/01/2017	9,474	—
	USD	336,008	ARS	5,978,599	11/07/2017	1,563	—
	USD	203,603	ARS	3,671,984	11/24/2017	1,636	—
	USD	1,142,000	RUB	66,702,786	12/14/2017	—	(6,341)
	USD	375,545	AUD	474,000	12/20/2017	—	(12,938)
	USD	160,552	CAD	196,754	12/20/2017	—	(7,967)
	USD	377,378	EUR	315,000	12/20/2017	—	(9,441)
	USD	1,048,958	NZD	1,441,896	12/20/2017	—	(63,107)
	USD	301,000	TRY	1,075,533	12/20/2017	—	(21,512)
	USD	454,000	ZAR	6,062,455	12/20/2017	—	(28,728)

						431,532	(184,484)

Credit Suisse International	EUR	314,000	CHF	364,265	12/20/2017	—	(432)
	GBP	166,316	USD	224,810	12/20/2017	3,587	—
	USD	1,919,346	RUB	111,561,990	12/14/2017	—	(19,929)
	USD	241,563	JPY	26,766,096	12/20/2017	—	(5,616)

						3,587	(25,977)

Deutsche Bank AG	BRL	863,998	USD	272,271	11/03/2017	8,157	—
	CNH	4,937,091	USD	742,726	12/20/2017	651	—
	EUR	315,000	NZD	516,665	12/20/2017	—	(14,683)
	MXN	2,703,254	USD	150,000	12/20/2017	10,145	—
	NZD	524,000	USD	381,186	12/20/2017	22,918	—
	SGD	1,013,450	USD	752,000	12/20/2017	8,206	—
	USD	1,879,969	RUB	109,701,848	12/14/2017	—	(12,222)
	USD	526,144	CAD	649,662	12/20/2017	—	(22,321)
	USD	1,259,040	CNH	8,297,160	12/20/2017	—	(11,925)
	USD	407,765	EUR	339,646	12/20/2017	—	(11,041)
	USD	227,325	NZD	315,000	12/20/2017	—	(11,954)
	USD	3,602,410	PLN	12,793,031	12/20/2017	—	(87,029)

						50,077	(171,175)

HSBC Bank PLC	CNH	7,814,804	USD	1,172,109	12/20/2017	—	(2,505)
	EUR	305,377	GBP	271,614	12/20/2017	4,587	—
	EUR	314,000	JPY	42,120,117	12/20/2017	4,526	—
	EUR	474,216	SEK	4,535,898	12/20/2017	—	(10,483)
	EUR	1,840,037	USD	2,193,963	12/20/2017	44,703	—
	HKD	9,860,943	USD	1,273,880	03/27/2018	6,394	—
	HKD	14,554,265	USD	1,876,000	09/19/2018	568	—
	JPY	17,689,341	USD	160,754	12/20/2017	4,821	—
	SEK	960,030	EUR	101,000	12/20/2017	2,956	—
	TRY	533,936	USD	151,000	12/20/2017	12,251	—
	USD	1,075,727	AUD	1,343,974	11/08/2017	—	(47,175)
	USD	1,593,043	CNH	10,544,826	12/20/2017	—	(8,090)
	USD	536,754	JPY	59,272,573	12/20/2017	—	(14,259)
	USD	376,000	TRY	1,325,938	12/20/2017	—	(31,442)
	USD	1,524,000	HKD	11,867,015	03/27/2018	1,339	—

						82,145	(113,954)

JPMorgan Chase Bank, N.A. London	CAD	272,334	USD	220,939	12/20/2017	9,740	—
	CNH	2,194,471	USD	328,671	12/20/2017	—	(1,172)
	EUR	702,000	CZK	18,743,821	11/09/2017	33,156	—
	EUR	3,978,129	CZK	103,505,692	12/20/2017	66,206	—
	EUR	3,040,546	NOK	28,472,822	12/20/2017	—	(61,320)
	EUR	628,000	PLN	2,692,475	12/20/2017	6,325	—
	EUR	1,168,918	CZK	31,164,471	01/03/2018	54,206	—
	GBP	555,316	EUR	627,000	12/20/2017	—	(6,275)
	JPY	83,562,608	USD	760,000	12/20/2017	23,384	—
	NZD	732,000	USD	530,879	12/20/2017	30,396	—
	SEK	2,986,360	EUR	314,000	12/20/2017	8,986	—
	TRY	540,084	USD	150,000	12/20/2017	9,654	—
	USD	278,340	ARS	4,944,704	11/24/2017	—	(1,964)
	USD	754,579	PEN	2,461,437	12/14/2017	1,243	—
	USD	150,583	AUD	189,000	12/20/2017	—	(5,999)
	USD	1,396,083	CAD	1,694,790	12/20/2017	—	(81,747)
	USD	752,000	CNH	4,976,886	12/20/2017	—	(3,943)
	USD	754,972	EUR	629,000	12/20/2017	—	(20,266)
	USD	1,959,442	HUF	497,600,336	12/20/2017	—	(93,911)
	USD	152,353	NOK	1,187,363	12/20/2017	—	(6,806)
	USD	354,242	NZD	491,396	12/20/2017	—	(18,266)
	USD	1,422,270	TRY	5,016,062	12/20/2017	—	(118,795)

						243,296	(420,464)

Morgan Stanley & Co. Inc	ARS	8,791,749	USD	496,429	11/01/2017	—	(1,476)
	ARS	4,834,514	USD	273,136	11/02/2017	—	(657)
	ARS	6,682,946	USD	378,209	11/03/2017	—	(40)
	ARS	1,318,193	USD	74,601	11/27/2017	1,054	—
	AUD	289,000	CAD	281,038	12/20/2017	—	(3,134)
	AUD	190,777	EUR	126,000	12/20/2017	1,232	—
	AUD	248,667	JPY	22,032,740	12/20/2017	3,993	—
	AUD	1,920,000	NZD	2,139,060	12/20/2017	—	(6,275)
	AUD	7,876,230	USD	6,138,000	12/20/2017	112,723	—
	BRL	22,257,146	USD	6,886,031	11/03/2017	82,269	—
	BRL	6,584,514	USD	2,061,203	12/04/2017	56,602	—
	CAD	1,142,000	USD	915,029	11/06/2017	29,787	—
	CAD	1,400,801	AUD	1,433,000	12/20/2017	9,895	—
	CAD	2,000,197	NOK	12,723,088	12/20/2017	8,414	—
	CAD	8,462,286	USD	6,766,735	12/20/2017	204,103	—
	CHF	4,062,575	EUR	3,511,929	12/20/2017	16,439	—
	CHF	1,247,545	USD	1,270,229	12/20/2017	15,588	—
	CLP	236,669,619	USD	373,000	11/13/2017	1,193	—
	CLP	470,578,345	USD	751,099	11/16/2017	11,839	—
	CNY	11,939,818	USD	1,794,038	11/10/2017	—	(6,004)
	CNY	4,455,503	USD	670,592	11/13/2017	—	(941)
	CZK	18,743,821	EUR	730,753	11/09/2017	349	—
	CZK	154,336,272	EUR	5,984,061	12/20/2017	—	(37,614)
	EUR	28,753	USD	33,392	11/09/2017	—	(113)
	EUR	364,081	CZK	9,473,376	11/22/2017	5,907	—
	EUR	14,821,327	USD	17,519,991	11/30/2017	230,355	—
	EUR	635,000	CHF	736,961	12/20/2017	—	(561)
	EUR	1,046,525	CZK	26,902,088	12/20/2017	2,522	—
	EUR	4,570,911	GBP	4,086,013	12/20/2017	95,869	—
	EUR	2,537,372	HUF	787,817,547	12/20/2017	—	(10,213)
	EUR	579,246	JPY	76,769,673	12/20/2017	145	—
	EUR	2,330,277	NOK	21,908,496	12/20/2017	—	(36,343)
	EUR	769,849	NZD	1,288,911	12/20/2017	—	(17,972)
	EUR	1,921,747	PLN	8,296,585	12/20/2017	35,106	—
	EUR	5,651,756	SEK	54,549,488	12/20/2017	—	(66,214)
	EUR	7,149,699	USD	8,431,139	12/20/2017	79,913	—
	GBP	1,247,985	CAD	2,074,940	12/20/2017	—	(50,837)
	GBP	3,379,229	EUR	3,795,153	12/20/2017	—	(61,879)
	GBP	4,201,557	USD	5,580,956	12/20/2017	—	(7,667)
	HKD	15,892,801	USD	2,043,486	03/27/2018	688	—
	HUF	98,602,304	EUR	320,000	12/20/2017	4,111	—
	IDR	10,297,731,459	USD	758,581	11/02/2017	—	(699)
	IDR	15,002,400,380	USD	1,103,767	12/20/2017	2,829	—
	INR	246,089,130	USD	3,771,962	11/03/2017	—	(27,783)
	INR	60,480,565	USD	925,720	11/13/2017	—	(8,265)
	INR	24,330,790	USD	373,000	11/27/2017	—	(2,117)
	JPY	42,203,062	EUR	319,000	12/20/2017	583	—
	JPY	58,449,736	GBP	390,367	12/20/2017	3,998	—
	JPY	2,334,545,920	USD	20,730,407	12/20/2017	151,074	—
	JPY	2,422,221,222	USD	21,358,657	01/12/2018	—	(22,758)
	KRW	2,467,267,492	USD	2,149,136	11/10/2017	—	(57,631)
	KRW	1,882,500,293	USD	1,661,509	11/13/2017	—	(22,250)
	KRW	167,938,070	USD	148,552	11/17/2017	—	(1,658)
	KRW	593,550,000	USD	525,000	11/20/2017	—	(5,901)
	KRW	592,457,112	USD	519,744	11/22/2017	—	(10,183)
	KRW	421,266,200	USD	373,000	11/27/2017	—	(3,811)
	KRW	1,227,362,800	USD	1,093,765	11/30/2017	—	(4,088)
	KRW	1,448,070,923	USD	1,294,000	12/01/2017	—	(1,277)
	MXN	18,307,059	USD	995,571	11/29/2017	45,061	—
	MXN	78,696,991	USD	4,184,173	12/20/2017	112,723	—
	NOK	7,683,793	EUR	824,000	12/20/2017	20,596	—
	NZD	1,517,702	EUR	893,653	12/20/2017	6,153	—
	NZD	3,916,897	USD	2,771,784	12/20/2017	93,729	—
	PEN	2,441,868	USD	746,000	11/13/2017	—	(4,834)
	PHP	7,532,371	USD	148,000	11/02/2017	2,095	—
	PHP	15,581,197	USD	304,030	11/06/2017	2,290	—
	PHP	19,265,450	USD	373,000	11/13/2017	180	—
	PHP	7,532,371	USD	145,202	11/14/2017	—	(543)
	PHP	38,561,768	USD	746,964	11/17/2017	1,113	—
	PHP	18,662,487	USD	359,793	11/27/2017	—	(707)
	PHP	57,130,670	USD	1,102,270	12/21/2017	1,727	—
	PLN	12,705,457	EUR	2,991,000	12/20/2017	2,329	—
	RUB	417,764,159	USD	7,143,215	12/14/2017	30,503	—
	SEK	9,224,936	EUR	966,331	12/20/2017	23,526	—
	SEK	5,354,857	USD	659,429	12/21/2017	17,836	—
	SGD	6,982,499	USD	5,127,494	12/20/2017	2,881	—
	TRY	14,693,927	USD	3,976,291	12/20/2017	157,924	—
	TWD	120,504,425	USD	3,988,084	11/13/2017	—	(13,309)
	TWD	63,262,477	USD	2,093,977	11/20/2017	—	(7,516)
	TWD	42,045,627	USD	1,396,169	12/20/2017	—	(3,059)
	TWD	71,435,235	USD	2,375,492	01/23/2018	—	(6,426)
	USD	271,202	ARS	4,834,514	11/02/2017	2,592	—
	USD	757,440	IDR	10,297,731,459	11/02/2017	1,840	—
	USD	379,390	ARS	6,682,946	11/03/2017	—	(1,141)
	USD	7,217,352	BRL	23,121,144	11/03/2017	—	(149,476)
	USD	3,745,050	INR	246,089,130	11/03/2017	54,695	—
	USD	758,412	IDR	10,275,368,227	11/06/2017	—	(781)
	USD	288,707	PHP	14,747,153	11/06/2017	—	(3,119)
	USD	386,681	ARS	6,796,115	11/07/2017	—	(2,950)
	USD	1,320,633	CNY	8,767,647	11/10/2017	1,174	—
	USD	3,353,632	KRW	3,797,970,394	11/10/2017	43,340	—
	USD	1,025,183	ARS	18,221,516	11/13/2017	—	(27)
	USD	371,506	CNY	2,452,132	11/13/2017	—	(1,921)
	USD	1,901,469	INR	124,460,658	11/13/2017	20,543	—
	USD	789,646	KRW	898,232,305	11/13/2017	13,757	—
	USD	373,000	PEN	1,218,778	11/13/2017	1,754	—
	USD	1,236,827	TWD	37,448,397	11/13/2017	6,661	—
	USD	750,640	CLP	469,864,308	11/16/2017	—	(12,502)
	USD	5,367,125	GBP	4,008,674	11/16/2017	—	(40,953)
	USD	1,736,553	IDR	23,559,218,996	11/17/2017	—	(1,044)
	USD	374,000	INR	24,280,080	11/17/2017	775	—
	USD	374,000	PHP	19,253,520	11/17/2017	—	(1,603)
	USD	373,000	TWD	11,281,385	11/20/2017	1,752	—
	USD	374,000	ARS	6,621,296	11/21/2017	—	(3,254)
	USD	2,905,892	KRW	3,317,789,004	11/22/2017	61,724	—
	USD	150,000	ARS	2,670,188	11/24/2017	—	(755)
	USD	259,664	ARS	4,624,623	11/27/2017	—	(1,639)
	USD	372,000	INR	24,234,684	11/27/2017	1,636	—
	USD	337,554	ARS	5,997,487	11/30/2017	—	(3,525)
	USD	7,345,481	EUR	6,227,119	11/30/2017	—	(81,312)
	USD	170,128	INR	11,062,573	11/30/2017	368	—
	USD	176,051	KRW	197,969,068	12/01/2017	1,030	—
	USD	5,704,636	BRL	18,662,756	12/04/2017	—	(22,912)
	USD	370,000	CLP	234,824,200	12/04/2017	—	(1,151)
	USD	488,000	IDR	6,648,024,000	12/04/2017	789	—
	USD	224,868	INR	14,636,626	12/04/2017	606	—
	USD	750,590	ARS	13,585,681	12/11/2017	1,149	—
	USD	753,039	PEN	2,462,211	12/14/2017	3,021	—
	USD	3,630,730	RUB	212,083,619	12/14/2017	—	(19,866)
	USD	911,800	INR	59,431,136	12/15/2017	2,600	—
	USD	7,103,626	AUD	9,076,242	12/20/2017	—	(160,345)
	USD	3,734,530	CAD	4,712,257	12/20/2017	—	(80,102)
	USD	312,881	CHF	306,941	12/20/2017	—	(4,194)
	USD	9,597,352	EUR	8,130,666	12/20/2017	—	(100,305)
	USD	3,551,027	GBP	2,686,314	12/20/2017	22,125	—
	USD	1,639,402	IDR	22,377,202,085	12/20/2017	2,728	—
	USD	10,611,028	JPY	1,193,990,929	12/20/2017	—	(85,839)
	USD	5,610,242	MXN	105,835,728	12/20/2017	—	(134,748)
	USD	458,986	NOK	3,742,358	12/20/2017	—	(248)
	USD	6,198,362	NZD	8,783,000	12/20/2017	—	(193,260)
	USD	345,262	PLN	1,258,259	12/20/2017	494	—
	USD	538,337	SEK	4,398,286	12/20/2017	—	(11,397)
	USD	3,643,626	SGD	4,939,160	12/20/2017	—	(18,666)
	USD	5,495,736	TRY	20,442,532	12/20/2017	—	(183,534)
	USD	3,931,677	ZAR	54,718,036	12/20/2017	—	(93,288)
	USD	716,238	IDR	9,801,710,258	12/21/2017	2,967	—
	USD	677,685	ARS	12,448,106	01/08/2018	—	(390)
	USD	751,989	IDR	10,297,731,459	01/12/2018	1,591	—
	USD	710,582	INR	47,091,663	01/12/2018	11,746	—
	USD	376,000	THB	12,416,460	01/19/2018	—	(2,115)
	USD	588,292	ARS	10,766,628	01/22/2018	—	(7,763)
	USD	422,237	TWD	12,723,280	01/23/2018	2,004	—
	USD	1,956,409	INR	128,526,269	01/25/2018	12,301	—
	USD	729,121	PHP	37,597,113	01/26/2018	—	(7,584)
	USD	265,788	ARS	4,951,878	01/31/2018	—	(324)
	USD	433,071	ARS	8,073,943	02/01/2018	—	(513)
	USD	1,978,148	INR	129,390,688	02/02/2018	2,119	—
	USD	357,186	ARS	6,682,946	02/09/2018	—	(744)
	ZAR	17,548,477	USD	1,271,083	11/14/2017	32,543	—
	ZAR	51,324,987	USD	3,715,043	12/20/2017	114,671	—

						2,116,341	(1,948,045)

Morgan Stanley & Co. International PLC	AUD	1,547,356	USD	1,230,848	12/20/2017	47,128	—
	EUR	397,103	CZK	10,621,691	11/21/2017	19,581	—
	EUR	397,191	CZK	10,630,825	11/22/2017	19,890	—
	GBP	1,255,742	USD	1,671,297	12/20/2017	995	—
	RUB	22,142,718	USD	377,000	12/14/2017	6	—
	TRY	265,332	USD	75,000	12/20/2017	6,051	—
	TWD	49,083,134	USD	1,641,028	11/10/2017	11,484	—
	USD	1,335,105	PHP	68,477,527	11/14/2017	—	(10,118)
	USD	1,970,786	IDR	26,542,546,000	11/16/2017	—	(15,286)
	USD	1,602,437	RUB	93,893,800	12/14/2017	—	(3,833)
	USD	225,793	AUD	283,648	12/20/2017	—	(8,803)
	USD	374,000	CAD	459,866	12/20/2017	—	(17,367)
	USD	3,905,999	MXN	69,996,275	12/20/2017	—	(284,687)
	USD	151,060	SEK	1,196,397	12/20/2017	—	(7,725)

						105,135	(347,819)

Royal Bank of Canada	CAD	1,708,641	USD	1,390,211	12/20/2017	65,134	—
	USD	1,876,913	CAD	2,282,337	12/20/2017	—	(106,926)
	USD	722,520	TRY	2,525,567	12/20/2017	—	(66,225)

						65,134	(173,151)

Royal Bank of Scotland PLC	CNH	988,196	USD	148,000	12/20/2017	—	(532)
	JPY	41,463,550	USD	376,000	12/20/2017	10,493	—
	MXN	12,120,829	USD	672,584	12/20/2017	45,503	—
	TRY	2,972,628	USD	827,014	12/20/2017	54,546	—
	USD	478,752	ARS	8,421,251	11/21/2017	—	(7,221)
	USD	676,448	AUD	845,000	12/20/2017	—	(30,027)
	USD	148,000	CNH	991,504	12/20/2017	1,029	—
	USD	297,400	GBP	221,842	12/20/2017	—	(2,321)
	USD	297,155	MXN	5,371,547	12/20/2017	—	(19,254)
	USD	347,290	NZD	479,356	12/20/2017	—	(19,546)
	USD	75,014	TRY	266,150	12/20/2017	—	(5,852)

						111,571	(84,753)

Standard Chartered Bank	AUD	5,024,419	USD	4,027,399	12/20/2017	183,743	—
	CNH	11,815,758	USD	1,771,835	12/20/2017	—	(4,147)
	HKD	6,237,014	USD	806,496	03/27/2018	4,815	—
	HKD	11,750,932	USD	1,517,000	05/11/2018	5,337	—
	NZD	514,000	USD	375,022	12/20/2017	23,590	—
	USD	918,386	CNY	6,086,604	12/14/2017	—	(3,454)
	USD	379,390	AUD	473,000	12/20/2017	—	(17,548)
	USD	1,857,078	CNH	12,392,130	12/20/2017	5,537	—
	USD	977,000	SGD	1,312,990	12/20/2017	—	(13,367)

						223,022	(38,516)

State Street Bank and Trust Co.	AUD	188,000	USD	150,236	12/20/2017	6,416	—
	CHF	723,353	USD	752,000	12/20/2017	24,533	—
	EUR	2,329,330	SEK	22,217,611	12/20/2017	—	(58,985)
	EUR	958,407	USD	1,152,102	12/20/2017	32,633	—
	GBP	558,511	EUR	626,243	12/20/2017	—	(11,409)
	NZD	626,000	USD	455,409	12/20/2017	27,401	—
	USD	375,172	AUD	473,000	12/20/2017	—	(13,329)
	USD	302,092	EUR	251,561	12/20/2017	—	(8,255)
	USD	4,625,877	GBP	3,416,644	12/20/2017	—	(81,291)
	USD	2,732,570	JPY	300,118,183	12/20/2017	—	(86,989)
	USD	197,850	NOK	1,547,523	12/20/2017	—	(8,155)
	USD	381,318	NZD	525,000	12/20/2017	—	(22,366)

						90,983	(290,779)

UBS AG London	CAD	280,270	USD	227,902	12/20/2017	10,548	—
	CHF	683,549	EUR	596,532	12/20/2017	9,345	—
	EUR	641,763	CHF	737,734	12/20/2017	—	(7,682)
	EUR	4,271,039	SEK	40,734,539	12/20/2017	—	(108,572)
	GBP	143,637	EUR	162,772	12/20/2017	—	(929)
	GBP	435,604	USD	587,888	12/20/2017	8,477	—
	JPY	11,451,890	USD	102,835	12/20/2017	1,885	—
	NOK	5,892,302	EUR	631,000	12/20/2017	14,763	—
	USD	689,120	AUD	867,418	12/20/2017	—	(25,550)
	USD	158,136	CAD	194,413	12/20/2017	—	(7,366)

						45,018	(150,099)

Westpac Banking Corp.	NZD	519,000	USD	375,263	12/20/2017	20,413	—
	USD	850,437	SGD	1,145,028	12/20/2017	—	(10,075)

						20,413	(10,075)

Net Unrealized Appreciation/(Depreciation)						$4,018,671	$(4,533,543)

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

CNY — Yuan Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Bank of America, N.A.	BRL	1,160	1/4/2021	11.763%/Maturity	1 month BRL-CDI/Maturity	$—	$22,384

				Rates Exchanged		Value
Swap Counterparty		Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized (Depreciation)
Citibank, N.A.	BRL	11,510	1/4/2021	1 month BRL-CDI/Maturity	11.605%/Maturity	$—	$(207,253)

Total						$—	$(184,869)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
SEK	95,010	6/15/2018	0.050%/Annually	3 month STIBOR/Quarterly	$25,529	$12,510
SEK	163,130	6/29/2019	-0.100%/Annually	3 month SEK-LIBOR/Quarterly	(2,419)	23,471
CAD	29,130	12/20/2019	1.250%/Semi-annually	3 month CDOR/Semi-annually	(319,062)	77,566
USD	19,740	8/6/2020	1.855%/Semi-annually	3 month USD-LIBOR/Quarterly	(84,424)	16,122
AUD	7,470	12/20/2022	6 month BBSW/Semi-annually	2.500%/Semi-annually	(9,669)	512
CAD	5,690	12/20/2022	1.75%/Semi-annually	3 month CDOR/Semi-annually	(92,468)	30,880
PLN	12,170	12/20/2022	6 month WIBOR/Semi-annually	2.510%/Annually	(197)	9,991
SEK	24,240	12/20/2022	0.500%/Annually	3 month STIBOR/Quarterly	12,505	164
USD	7,070	12/20/2022	3 month USD-LIBOR/Quarterly	2.250%/Semi-annually	(115,940)	69,183
EUR	1,150	12/20/2024	6 month EURIBOR/Semi-annually	0.500%/Annually	(2,583)	2,649
EUR	7,780	1/12/2027	1.330%/Annually	6 month EURIBOR/Semi-annually	(57,650)	62,067
GBP	2,230	9/15/2027	12 month UKRPI/Maturity	3.340%/Maturity	(1,355)	23,760
USD	6,150	9/21/2027	3 month USD-LIBOR/Quarterly	2.500%/Semi-annually	(2,105)	37,319
EUR	2,840	10/25/2027	1.600%/Annually	6 month EURIBOR/Semi-annually	498	15,460
SEK	12,760	11/2/2027	3 month STIBOR/Quarterly	2.000%/Annually	1,135	—
CAD	9,890	12/20/2027	2.000%/Semi-annually	3 month CDOR/Semi-annually	(252,488)	31,089
EUR	4,950	12/20/2027	1.000%/Annually	6 month EURIBOR/Semi-annually	68,207	7,120
GBP	6,440	12/20/2027	6 month GBP-LIBOR/Semi-annually	1.250%/Semiannual	(10,924)	128,440
JPY	669,210	12/20/2027	6 month JPY-LIBOR/Semi-annually	0.250%/Semi-annually	18,553	11,338
USD	3,770	12/20/2027	2.500%/Semi-annually	3 month USD-LIBOR/Quarterly	33,980	11,472
CAD	9,410	12/21/2027	2.500%/Semi-annually	3 month CDOR/Semi-annually	(44,037)	5,858
NZD	3,010	12/21/2027	3 month NDBB/Quarterly	4.000%/Semi-annually	(27,091)	9,262
USD	4,980	8/6/2028	3 month USD-LIBOR/Quarterly	2.350%/Semi-annually	(1,423)	44,687
GBP	3,050	12/20/2032	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(78,979)	105,612
GBP	7,570	3/17/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	40,033	48,077
USD	1,780	6/17/2047	3 month USD-LIBOR/Quarterly	2.500%/Semi-annually	2,151	16,831
GBP	1,500	9/15/2047	12 month UKRPI/Maturity	3.450%/Maturity	3,953	49,483
GBP	1,140	12/20/2047	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(23,271)	58,669
USD	5,020	7/3/2048	3 month USD-LIBOR/Quarterly	2.560%/Semi-annually	4,379	60,731

					$(915,162)	$970,323

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized (Depreciation)
GBP	241,870	12/14/2017	0.297%/Annually	12 month SONIA/Annually	$339	$(49,000)
SEK	88,570	9/15/2018	-0.330%/Annually	3 month STIBOR/Quarterly	20,625	(9,210)
NZD	34,040	9/20/2019	3 month NDBB/Quarterly	2.250%/Semi-annually	(7,154)	(35,615)
EUR	330	12/20/2019	6 month EURIBOR/Semi-annually	0.000%/Annually	(1,160)	(223)
GBP	39,800	12/20/2019	0.750%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(125,025)	(25,696)
GBP	2,490	7/15/2022	3.370%/Maturity	12 month UKRPI/Maturity	128	(19,952)
MXN	30,395	12/14/2022	6.750%/Monthly	1 month TIIE/Monthly	(10,187)	(22,014)
EUR	18,730	12/20/2022	6 month EURIBOR/Semi-annually	0.25%/Annually	(6,913)	(17,722)
NOK	40,510	12/20/2022	6 month NIBOR/Semi-annually	1.500%/Annually	16,321	(16,372)
USD	3,750	7/3/2023	3 month USD-LIBOR/Quarterly	2.142%/Semi-annually	20,204	(9,263)
USD	13,410	6/21/2024	1.500%/Semi-annually	3 month USD-LIBOR/Quarterly	(351,885)	(219,149)
GBP	10,480	3/16/2027	1.600%/Semi-annually	6 month GBP-LIBOR/Semi-annually	4,972	(12,231)
EUR	1,530	8/15/2027	1.428%/Annually	12 month EUR-LIBOR/Annually	1,652	(9,931)
EUR	2,710	8/31/2027	6 month EURIBOR/Semi-annually	1.500%/Annually	(4,072)	(1,193)
USD	3,260	8/31/2027	2.400%/Semi-annually	3 month USD-LIBOR/Quarterly	(4,673)	(27,074)
CAD	7,620	9/21/2027	2.500%/Semi-annually	3 month CDOR/Semi-annually	(21,704)	(2,213)
SEK	26,140	10/25/2027	3 month STIBOR/Quarterly	2.000%/Annually	12,899	(13,414)
AUD	2,870	12/20/2027	6 month BBSW/Semi-annually	2.85%/Semi-annually	5,528	(3,784)
NZD	2,850	12/20/2027	3 month NDBB/Quarterly	3.250%/Semi-annually	7,572	(19,987)
USD	12,120	7/3/2028	2.3775%/Semi-annually	3 month USD-LIBOR/Quarterly	(23,487)	(36,892)
GBP	4,350	1/11/2032	6 month GBP-LIBOR/Semi-annually	1.940%/Semi-annually	40,015	(54,965)
EUR	840	8/15/2032	1.600%/Annually	12 month CPTFEMU/Annually	21	(7,433)
GBP	2,030	9/15/2032	3.460%/Maturity	12 month UKRPI/Maturity	5,326	(27,831)
GBP	1,720	12/20/2037	1.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	28,029	(69,909)
GBP	1,640	9/15/2042	3.510%/Maturity	12 month UKRPI/Maturity	607	(41,186)
EUR	340	12/20/2047	1.500%/Annually	6 month EURIBOR/Semi-Annually	786	(5,765)

					$(391,236)	$(758,024)

Net Unrealized Appreciation/(Depreciation)					$(1,306,398)	$212,299

@	Illiquid security. At October 31, 2017, the aggregate value of these securities was ($1,278,968) representing (0.3)% of net assets.

BBSW — Bank Bill Swap Reference Rate

BRL-CDI — Brazil Interbank Deposit Rate

CFTFEMU — Eurostat Eurozone HICP Ex Tobacco

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

SONIA — Sterling Over Night Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

UKRPI — United Kingdom Retail Price Index

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues —Buy Protection@ (1)

							Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2017 (2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.3430%	$12,180	$19,934	$(302,693)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.3430%	240	413	(5,984)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.3430%	80	131	(1,988)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.3430%	11,780	20,256	(293,728)

Total							$40,734	$(604,393)

Centrally Cleared Credit Default Swaps on Credit Indicies —Buy Protection@ (1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2017 (2)	Notional Amount (3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index	(5.000)%	Quarterly	12/20/2022	0.3107%	$41,800	$(178,104)	$(27,212)
CDX North America Investment Grade Index	(1.000)%	Quarterly	12/20/2022	0.5235%	41,800	(946,628)	(17,079)
CDX Emerging Markets Index	(1.000)%	Quarterly	6/20/2022	1.6257%	420	16,031	(4,804)
CDX Emerging Markets Index	(1.000)%	Quarterly	12/20/2022	1.7449%	8,220	326,438	(40,792)
iTraxx Europe Index	(1.000)%	Quarterly	6/20/2022	0.4165%	12,930	(320,525)	(86,491)

Total						$(1,102,788)	$(176,378)

@	Illiquid security. At October 31, 2017, the aggregate value of these securities was ($1,842,825) representing (0.4)% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	52.7%
Diversified Financial Services	11.0
Banks-Special Purpose	5.7
United States Treasury Bonds	5.4
Registered Investment Companies	4.7
United States Treasury Notes	3.2
Foreign Government Obligations	3.0
Banks-Commercial	2.3
Winding-Up Agency	2.0
Regional Agencies	1.8
Regional Authority	0.8
Federal National Mtg. Assoc.	0.7
Diversified Banking Institutions	0.6
Sovereign Agency	0.6
Federal Home Loan Bank	0.5
Pipelines	0.5
Cellular Telecom	0.5
Brewery	0.5
Federal Home Loan Mtg. Corp.	0.4
SupraNational Banks	0.4
Banks-Super Regional	0.4
Oil Companies-Integrated	0.1
Real Estate Investment Trusts	0.1

97.9%

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Cayman Islands	$—	$10,575,030	$—	$10,575,030
United States	—	36,137,179	850,000	36,987,179
Foreign Corporate Bonds & Notes	—	62,614,211	—	62,614,211
Foreign Government Obligations	—	203,563,926	—	203,563,926
Structured Notes:
Egypt	—	3,551,588	289,098	3,840,686
U.S. Government Agencies	—	7,189,141	—	7,189,141
U.S. Government Treasuries	—	37,069,314	—	37,069,314
Short-Term Investment Securities	20,461,701	40,829,966	—	61,291,667

Total Investments at Value	$20,461,701	$401,530,355	$1,130,098	$423,131,154

Other Financial Instruments:+
Futures Contracts	$130,315	$—	$—	$130,315
Forward Foreign Currency Contracts	—	4,018,671	—	4,018,671
Over the Counter Interest Rate Swap Contracts	—	22,384	—	22,384
Centrally Cleared Interest Rate Swap Contracts	—	970,323	—	970,323

Total Other Financial Instruments	$130,315	$5,011,378	$—	$5,141,693

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$230,351	$—	$—	$230,351
Forward Foreign Currency Contracts	—	4,533,543	—	4,533,543
Over the Counter Interest Rate Swap Contracts	—	207,253	—	207,253
Centrally Cleared Interest Rate Swap Contracts	—	758,024	—	758,024
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	604,393	—	604,393
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	176,378	—	176,378

Total Other Financial Instruments	$230,351	$6,279,591	$—	$6,509,942

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 36.6%
Aerospace/Defense — 0.6%
Boeing Co.	223	$57,530
Esterline Technologies Corp.†	71	6,734

		64,264

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	940	38,418
Bunge, Ltd.	543	37,347

		75,765

Applications Software — 0.5%
Microsoft Corp.	584	48,577

Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc.	795	37,627

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	1,013	43,539

Auto-Truck Trailers — 0.4%
Wabash National Corp.	1,645	37,013

Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	933	39,643
Delphi Automotive PLC	421	41,839
Lear Corp.	223	39,157

		120,639

Banks-Commercial — 0.6%
International Bancshares Corp.	454	18,433
SVB Financial Group†	204	44,733

		63,166

Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	823	31,282

Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	80	4,391

Banks-Super Regional — 0.8%
Capital One Financial Corp.	473	43,601
Comerica, Inc.	505	39,678

		83,279

Brewery — 0.4%
Molson Coors Brewing Co., Class B	472	38,171

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	448	29,595
Louisiana-Pacific Corp.†	1,346	36,584
Owens Corning	321	26,544

		92,723

Building Products-Wood — 0.4%
Masco Corp.	994	39,581

Building-Residential/Commercial — 1.0%
MDC Holdings, Inc.	1,040	38,522
NVR, Inc.†	8	26,251
PulteGroup, Inc.	1,297	39,208

		103,981

Casino Hotels — 0.4%
Las Vegas Sands Corp.	562	35,620

Casino Services — 0.0%
Scientific Games Corp., Class A†	94	4,474

Chemicals-Diversified — 0.4%
LyondellBasell Industries NV, Class A	422	43,690

Coal — 0.1%
CONSOL Energy, Inc.†	620	10,001

Commercial Services — 0.3%
CoStar Group, Inc.†	113	33,420

Commercial Services-Finance — 0.6%
MarketAxess Holdings, Inc.	123	21,402
Sabre Corp.	1,854	36,264

		57,666

Computer Aided Design — 0.4%
ANSYS, Inc.†	285	38,962

Computer Services — 0.4%
Conduent, Inc.†	724	11,207
DXC Technology Co.	90	8,237
International Business Machines Corp.	111	17,101

		36,545

Computers — 1.0%
Apple, Inc.	497	84,013
HP, Inc.	959	20,666

		104,679

Computers-Memory Devices — 0.4%
Western Digital Corp.	460	41,064

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	368	41,404

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	476	33,534

Diagnostic Equipment — 0.5%
Danaher Corp.	501	46,227

Distribution/Wholesale — 0.3%
LKQ Corp.†	237	8,932
Pool Corp.	192	23,190

		32,122

Diversified Banking Institutions — 0.1%
Bank of America Corp.	47	1,288
JPMorgan Chase & Co.	133	13,381

		14,669

Diversified Manufacturing Operations — 0.4%
Colfax Corp.†	889	37,080

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	55	60,790

E-Commerce/Services — 0.4%
Expedia, Inc.	12	1,496
MercadoLibre, Inc.	123	29,558
Priceline Group, Inc.†	7	13,384

		44,438

Electric-Integrated — 0.7%
MDU Resources Group, Inc.	924	25,271
PG&E Corp.	732	42,288

		67,559

Electronic Components-Misc. — 0.2%
Gentex Corp.	1,135	22,030

Electronic Components-Semiconductors — 0.5%
Broadcom, Ltd.	209	55,157

Engineering/R&D Services — 0.1%
AECOM†	235	8,239

Entertainment Software — 0.5%
Activision Blizzard, Inc.	171	11,199
Electronic Arts, Inc.†	364	43,534

		54,733

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	1,503	39,273

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	508	7,544

Finance-Credit Card — 0.5%
Visa, Inc., Class A	482	53,010

Finance-Investment Banker/Broker — 0.2%
Investment Technology Group, Inc.	783	18,377
LPL Financial Holdings, Inc.	43	2,133

		20,510

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,379	36,089

Food-Wholesale/Distribution — 0.4%
US Foods Holding Corp.†	1,392	37,974

Garden Products — 0.4%
Toro Co.	604	37,961

Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.	548	39,610
Wyndham Worldwide Corp.	285	30,452

		70,062

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	61	41,640

Insurance Brokers — 1.2%
Aon PLC	289	41,451
Arthur J. Gallagher & Co.	626	39,645
Marsh & McLennan Cos., Inc.	516	41,760

		122,856

Insurance-Life/Health — 0.0%
Health Insurance Innovations, Inc., Class A†	61	1,312

Insurance-Multi-line — 0.0%
Voya Financial, Inc.	91	3,655

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc., Class B†	72	13,460

Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	476	25,656

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	325	58,520
Netflix, Inc.†	54	10,607

		69,127

Leisure Products — 0.1%
Marine Products Corp.	545	7,832

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	354	48,073

Medical Products — 0.7%
Baxter International, Inc.	660	42,550
West Pharmaceutical Services, Inc.	331	33,564

		76,114

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	213	25,488
Amgen, Inc.	109	19,099
Biogen, Inc.†	142	44,256
Celgene Corp.†	170	17,165
Exelixis, Inc.†	693	17,179
Incyte Corp.†	158	17,893
Vertex Pharmaceuticals, Inc.†	178	26,029

		167,109

Medical-Drugs — 1.4%
AbbVie, Inc.	242	21,840
Bristol-Myers Squibb Co.	677	41,744
Johnson & Johnson	116	16,172
Merck & Co., Inc.	925	50,958
Pfizer, Inc.	416	14,585

		145,299

Medical-HMO — 1.4%
Anthem, Inc.	51	10,670
Centene Corp.†	66	6,182
Humana, Inc.	170	43,409
UnitedHealth Group, Inc.	313	65,799
WellCare Health Plans, Inc.†	108	21,356

		147,416

Non-Ferrous Metals — 0.1%
Materion Corp.	88	4,519

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	482	13,351

Oil Companies-Integrated — 0.8%
Chevron Corp.	583	67,564
Exxon Mobil Corp.	143	11,919

		79,483

Oil Refining & Marketing — 1.4%
Andeavor	372	39,521
Marathon Petroleum Corp.	251	14,995
Phillips 66	476	43,354
Valero Energy Corp.	546	43,074

		140,944

Oil-Field Services — 0.1%
Halliburton Co.	164	7,009

Real Estate Investment Trusts — 1.4%
American Tower Corp.	329	47,267
DiamondRock Hospitality Co.	1,460	15,856
Equinix, Inc.	31	14,369
Host Hotels & Resorts, Inc.	1,954	38,220
SBA Communications Corp.†	197	30,964

		146,676

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.	184	23,826
Realogy Holdings Corp.	1,077	34,820

		58,646

Retail-Apparel/Shoe — 0.1%
Tapestry, Inc.	334	13,677

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	473	37,816

Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	88	1,523

Semiconductor Components-Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.	430	22,592

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	664	37,470
Lam Research Corp.	165	34,414

		71,884

Steel-Producers — 0.1%
Steel Dynamics, Inc.	233	8,670

Transport-Rail — 0.1%
CSX Corp.	199	10,036

Transport-Truck — 0.6%
Old Dominion Freight Line, Inc.	328	39,730
Werner Enterprises, Inc.	698	24,884

		64,614

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	42	43,388
Alphabet, Inc., Class C†	42	42,699

		86,087

Total Common Stocks (cost $3,675,483)		3,747,600

EXCHANGE-TRADED FUNDS — 8.5%
iShares MSCI EAFE Small-Cap ETF	4,530	285,571
SPDR S&P International Small-Cap ETF	7,995	284,382
Vanguard REIT ETF	1,208	99,298
Vanguard Value ETF	1,994	202,690

Total Exchange-Traded Funds (cost $860,514)		871,941

Total Long-Term Investment Securities (cost $4,535,997)		4,619,541

SHORT-TERM INVESTMENT SECURITIES — 52.4%
Registered Investment Companies — 52.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(5) (cost $5,365,164)	5,365,164	5,365,164

TOTAL INVESTMENTS (cost $9,901,161)	97.5%	9,984,705
Other assets less liabilities	2.5	260,334

NET ASSETS	100.0%	$10,245,039

†	Non-income producing security

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	E-mini Russell 2000 Index	December 2017	302,362	300,540	(1,822)
16	Long	MSCI EAFE Index	December 2017	1,577,512	1,605,920	28,408
7	Long	MSCI Emerging Markets	December 2017	387,969	393,470	5,501
21	Long	U.S. Treasury 10 Year Notes	December 2017	2,625,695	2,623,688	(2,007)
8	Long	U.S. Treasury Long Bonds	December 2017	1,215,516	1,219,750	4,234

						$34,314

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection@ (1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2017(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2027	0.9585%	3,100	$9	$10,953

@	Illiquid security. At October 31, 2017, the aggregate value of these securities was $10,962 representing 0.1% of net assets.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The rate shown is the 7-day yield as of October 31, 2017

ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,747,600	$—	$—	$3,747,600
Exchanged -Traded Funds	871,941	—	—	871,941
Short-term Investments	5,365,164	—	—	5,365,164

Total Investments at Value	$9,984,705	$—	$—	$9,984,705

Other Financial Instruments:†
Futures Contracts	$38,143	$—	$—	$38,143
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	10,953	—	10,953

Total Other Financial Instruments	$38,143	$10,953	$—	$49,096

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,829	$—	$—	$3,829

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 52.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	417,695	$8,958,743
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	73,509	804,602
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	91,448	1,026,487

Total Domestic Equity Investment Companies (cost $10,390,484)		10,789,832

Domestic Fixed Income Investment Companies — 36.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	379,373	3,884,092
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	356,986	3,562,571

Total Domestic Fixed Income Companies (cost $7,451,947)		7,446,663

International Equity Investment Companies — 12.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $2,360,046)	217,800	2,513,930

TOTAL INVESTMENTS (cost $20,202,477)	100.4%	20,750,425
Liabilities in excess of other assets	(0.4)	(73,685)

NET ASSETS	100.0%	$20,676,740

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$20,750,425	$—	$—	$20,750,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 66.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,448,118	$31,059,314
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	397,490	4,350,804
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	248,437	2,788,667

Total Domestic Equity Investment Companies (cost $37,085,091)		38,198,785

Domestic Fixed Income Investment Companies — 16.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	509,213	5,213,421
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	404,942	4,041,149

Total Domestic Fixed Income Investment Companies (cost $9,270,971)		9,254,570

International Equity Investment Companies — 17.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $9,306,042)	842,132	9,720,195

TOTAL INVESTMENTS (cost $55,662,104)	100.1%	57,173,550
Liabilities in excess of other assets	(0.1)	(85,436)

NET ASSETS	100.0%	$57,088,114

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$57,173,550	$—	$—	$57,173,550

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 72.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,944,635	$84,604,772
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	1,036,311	11,343,144
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	621,711	6,978,615

Total Domestic Equity Investment Companies (cost $99,738,251)		102,926,531

Domestic Fixed Income Investment Companies — 5.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	451,909	4,626,731
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	361,434	3,606,958

Total Domestic Fixed Income Investment Companies (cost $8,249,232)		8,233,689

International Equity Investment Companies — 22.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1† (cost $30,012,845)	2,725,087	31,453,956

TOTAL INVESTMENTS (cost $138,000,328)	100.1%	142,614,176
Liabilities in excess of other assets	(0.1)	(113,644)

NET ASSETS	100.0%	$142,500,532

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$142,614,176	$—	$—	$142,614,176

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)

COMMON STOCKS — 96.4%
Australia — 6.5%
AGL Energy, Ltd.	15,373	$297,320
Alumina, Ltd.	56,777	101,683
Amcor, Ltd.	26,716	323,882
AMP, Ltd.	68,250	259,609
APA Group	25,987	170,251
Aristocrat Leisure, Ltd.	12,476	224,867
ASX, Ltd.	4,400	181,780
Aurizon Holdings, Ltd.	47,266	187,387
AusNet Services	40,564	54,951
Australia & New Zealand Banking Group, Ltd.	67,497	1,545,632
Bank of Queensland, Ltd.	8,917	91,177
Bendigo & Adelaide Bank, Ltd.	10,828	94,308
BHP Billiton, Ltd.	74,038	1,503,888
BlueScope Steel, Ltd.	13,204	129,757
Boral, Ltd.	27,488	150,421
Brambles, Ltd.	36,597	264,970
Caltex Australia, Ltd.	6,001	157,352
Challenger, Ltd.	13,208	134,446
CIMIC Group, Ltd.	2,259	83,594
Coca-Cola Amatil, Ltd.	13,209	82,392
Cochlear, Ltd.	1,321	177,860
Commonwealth Bank of Australia	39,758	2,362,186
Computershare, Ltd.	10,611	126,527
Crown Resorts, Ltd.	8,508	75,600
CSL, Ltd.	10,369	1,102,536
Dexus	22,137	165,529
Domino’s Pizza Enterprises, Ltd.	1,431	51,026
Flight Centre Travel Group, Ltd.	1,300	46,564
Fortescue Metals Group, Ltd.	35,886	127,439
Goodman Group	40,859	261,429
GPT Group	40,571	158,050
Harvey Norman Holdings, Ltd.	13,033	37,705
Healthscope, Ltd.	39,962	59,946
Incitec Pivot, Ltd.	38,774	113,361
Insurance Australia Group, Ltd.	54,795	275,109
LendLease Group	12,881	159,806
Macquarie Group, Ltd.	7,460	561,530
Medibank Private, Ltd.	63,047	148,137
Mirvac Group	86,054	158,726
National Australia Bank, Ltd.	61,222	1,530,325
Newcrest Mining, Ltd.	17,672	303,101
Orica, Ltd.	8,679	138,628
Origin Energy, Ltd.†	40,391	245,451
Qantas Airways, Ltd.	10,650	50,129
QBE Insurance Group, Ltd.	31,680	258,950
Ramsay Health Care, Ltd.	3,257	166,790
REA Group, Ltd.	1,246	68,928
Rio Tinto, Ltd.	9,808	521,330
Santos, Ltd.†	42,336	145,808
Scentre Group	122,479	376,832
SEEK, Ltd.	7,755	109,031
Sonic Healthcare, Ltd.	9,008	150,088
South32, Ltd.	122,819	316,778
Stockland	54,708	189,256
Suncorp Group, Ltd.	29,625	307,906
Sydney Airport	25,619	139,409
Tabcorp Holdings, Ltd.	19,816	68,096
Tatts Group, Ltd.	33,643	107,372
Telstra Corp., Ltd.	95,411	258,501
TPG Telecom, Ltd.	7,723	31,918
Transurban Group	47,514	441,105
Treasury Wine Estates, Ltd.	16,933	202,819
Vicinity Centres	77,755	157,701
Wesfarmers, Ltd.	26,017	832,326
Westfield Corp.	45,627	271,333
Westpac Banking Corp.	77,209	1,949,442
Woodside Petroleum, Ltd.	17,484	411,210
Woolworths, Ltd.	29,756	589,385

		22,548,681

Austria — 0.2%
ANDRITZ AG	1,706	96,460
Erste Group Bank AG	6,938	298,135
OMV AG	3,382	203,201
Raiffeisen Bank International AG†	3,431	119,538
voestalpine AG	2,643	145,422

		862,756

Belgium — 1.1%
Ageas	4,497	218,150
Anheuser-Busch InBev SA/NV	17,428	2,132,620
Colruyt SA	1,486	76,007
Groupe Bruxelles Lambert SA	1,859	199,612
KBC Group NV	5,785	480,533
Proximus SADP	3,445	114,408
Solvay SA	1,714	254,660
Telenet Group Holding NV†	1,233	85,285
UCB SA	2,917	212,333
Umicore SA	4,342	194,067

		3,967,675

Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	14,000	121,850
First Pacific Co., Ltd.	48,000	36,547
Hongkong Land Holdings, Ltd.	27,100	196,475
Jardine Matheson Holdings, Ltd.	4,900	313,894
Jardine Strategic Holdings, Ltd.	5,112	214,397
Kerry Properties, Ltd.	16,500	74,237
Li & Fung, Ltd.	132,000	66,496
NWS Holdings, Ltd.	35,000	70,795
Shangri-La Asia, Ltd.	30,000	59,681
Yue Yuen Industrial Holdings, Ltd.	15,500	59,406

		1,213,778

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	6,400	93,111
CK Hutchison Holdings, Ltd.	62,000	787,179
Melco Resorts & Entertainment, Ltd. ADR	5,790	146,371
MGM China Holdings, Ltd.	22,000	49,576
Sands China, Ltd.	56,000	263,799
WH Group, Ltd.*	186,000	188,351
Wynn Macau, Ltd.	36,400	93,317

		1,621,704

Denmark — 1.8%
AP Moller - Maersk A/S, Series A	90	166,806
AP Moller - Maersk A/S, Series B	153	293,869
Carlsberg A/S, Class B	2,485	283,772
Chr. Hansen Holding A/S	2,270	198,635
Coloplast A/S, Class B	2,716	238,937
Danske Bank A/S	16,961	647,031
DONG Energy A/S†	3,827	214,467
DSV A/S	4,338	335,455
Genmab A/S†	1,321	266,754
H. Lundbeck A/S	1,589	94,421
ISS A/S	3,853	163,089
Novo Nordisk A/S, Class B	42,665	2,122,481

Novozymes A/S, Class B	5,349	295,406
Pandora A/S	2,561	241,738
TDC A/S	18,806	111,189
Tryg A/S	2,547	60,642
Vestas Wind Systems A/S	4,929	434,781
William Demant Holding A/S†	2,759	79,597

		6,249,070

Finland — 0.9%
Elisa Oyj	3,244	130,708
Fortum Oyj	10,333	219,423
Kone Oyj, Class B	7,751	419,566
Metso Oyj	2,592	94,232
Neste Oyj	2,942	163,913
Nokia OYJ	134,517	660,614
Nokian Renkaat Oyj	2,653	121,667
Orion Oyj, Class B	2,371	97,217
Sampo Oyj, Class A	10,257	537,415
Stora Enso Oyj, Class R	12,735	199,225
UPM-Kymmene Oyj	12,308	369,894
Wartsila Oyj Abp	3,440	221,592

		3,235,466

France — 9.7%
Accor SA	4,273	213,207
Aeroports de Paris	682	114,874
Air Liquide SA	9,862	1,255,611
Alstom SA	3,512	142,120
Arkema SA	1,576	199,093
Atos SE	2,180	338,752
AXA SA	44,668	1,349,177
BNP Paribas SA	25,764	2,011,950
Bollore SA	20,165	97,480
Bouygues SA	4,770	229,004
Bureau Veritas SA	5,996	160,607
Capgemini SE	3,744	455,091
Carrefour SA	13,040	262,477
Casino Guichard Perrachon SA	1,280	73,112
Cie de Saint-Gobain	11,528	676,253
Cie Generale des Etablissements Michelin	3,938	569,727
CNP Assurances	3,961	92,164
Credit Agricole SA	25,876	451,522
Danone SA	13,576	1,109,194
Dassault Aviation SA	54	84,226
Dassault Systemes SE	2,935	311,695
Edenred	4,891	141,008
Eiffage SA	1,678	175,310
Electricite de France SA	12,633	165,403
Engie SA	42,130	712,080
Essilor International SA	4,767	603,593
Eurazeo SA	979	91,014
Eutelsat Communications SA	4,036	101,126
Fonciere Des Regions	748	76,178
Gecina SA	1,057	171,513
Groupe Eurotunnel SE	10,855	136,433
Hermes International	722	374,717
ICADE	872	76,181
Iliad SA	605	151,060
Imerys SA	836	76,143
Ingenico Group SA	1,276	123,872
Ipsen SA	869	105,072
JCDecaux SA	1,734	66,352
Kering	1,751	802,603
Klepierre	5,088	202,369
L’Oreal SA	5,814	1,293,874
Lagardere SCA	2,696	88,796
Legrand SA	6,170	458,323
LVMH Moet Hennessy Louis Vuitton SE	6,428	1,917,588
Natixis SA	21,608	169,445
Orange SA	45,938	753,700
Pernod Ricard SA	4,871	730,525
Peugeot SA	11,831	280,657
Publicis Groupe SA	4,646	302,849
Remy Cointreau SA	511	66,369
Renault SA	4,081	404,734
Rexel SA	6,935	123,799
Safran SA	7,189	757,270
Sanofi	25,947	2,456,937
Schneider Electric SE	12,982	1,140,961
SCOR SE	3,983	165,378
SEB SA	526	98,034
Societe BIC SA	657	69,390
Societe Generale SA	17,682	984,530
Sodexo SA	2,102	267,500
Suez	8,433	148,330
Thales SA	2,425	252,759
TOTAL SA	53,726	2,995,834
Unibail-Rodamco SE	2,297	574,865
Valeo SA	5,513	373,107
Veolia Environnement SA	11,064	262,140
Vinci SA	11,541	1,129,929
Vivendi SA	23,645	587,352
Wendel SA	634	106,937
Zodiac Aerospace	4,657	133,176

		33,644,451

Germany — 9.4%
adidas AG	4,346	967,178
Allianz SE	10,527	2,444,504
Axel Springer SE	957	64,545
BASF SE	21,017	2,291,971
Bayer AG	18,925	2,462,402
Bayerische Motoren Werke AG	7,640	778,702
Bayerische Motoren Werke AG (Preference Shares)	1,293	112,841
Beiersdorf AG	2,289	256,769
Brenntag AG	3,591	203,355
Commerzbank AG†	24,494	335,677
Continental AG	2,543	645,466
Covestro AG*	2,559	245,503
Daimler AG	22,004	1,827,259
Deutsche Bank AG	47,542	772,541
Deutsche Boerse AG	4,437	458,337
Deutsche Lufthansa AG	5,369	171,362
Deutsche Post AG	22,184	1,016,069
Deutsche Telekom AG	75,541	1,376,224
Deutsche Wohnen AG	8,224	350,282
E.ON SE	50,557	596,569
Evonik Industries AG	3,773	137,475
Fraport AG Frankfurt Airport Services Worldwide	936	88,816
Fresenius Medical Care AG & Co. KGaA	4,938	477,533
Fresenius SE & Co. KGaA	9,568	799,228
FUCHS PETROLUB SE (Preference Shares)	1,586	89,038
GEA Group AG	4,237	204,304
Hannover Rueck SE	1,396	175,053
HeidelbergCement AG	3,452	351,722
Henkel AG & Co. KGaA	2,381	300,093

Henkel AG & Co. KGaA (Preference Shares)	4,119	578,161
HOCHTIEF AG	443	78,178
HUGO BOSS AG	1,528	136,767
Infineon Technologies AG	26,121	715,187
Innogy SE*	3,203	149,054
K+S AG	4,417	107,122
KION Group AG	1,619	129,580
LANXESS AG	2,107	164,637
Linde AG	4,283	924,970
MAN SE	730	80,680
Merck KGaA	2,972	318,117
METRO AG†	4,129	78,854
Muenchener Rueckversicherungs-Gesellschaft AG	3,544	792,826
OSRAM Licht AG	2,061	157,682
Porsche Automobil Holding SE (Preference Shares)	3,529	256,141
ProSiebenSat.1 Media SE	5,376	187,522
RWE AG†	11,934	298,322
SAP SE	22,468	2,555,942
Schaeffler AG (Preference Shares)	3,826	60,544
Siemens AG	17,549	2,504,138
Symrise AG	2,829	220,163
Telefonica Deutschland Holding AG	16,928	86,032
thyssenkrupp AG	10,038	267,823
TUI AG	10,170	183,699
United Internet AG	2,835	179,350
Volkswagen AG	754	140,000
Volkswagen AG (Preference Shares)	4,283	777,793
Vonovia SE	10,753	472,968
Zalando SE†*	2,570	128,593

		32,731,663

Hong Kong — 2.4%
AIA Group, Ltd.	276,600	2,081,219
Bank of East Asia, Ltd.	28,000	122,747
BOC Hong Kong Holdings, Ltd.	86,000	409,529
CK Asset Holdings, Ltd.	59,500	489,261
CLP Holdings, Ltd.	38,000	386,507
Galaxy Entertainment Group, Ltd.	53,000	360,743
Hang Lung Group, Ltd.	21,000	73,756
Hang Lung Properties, Ltd.	46,000	105,663
Hang Seng Bank, Ltd.	17,300	409,582
Henderson Land Development Co., Ltd.	26,900	175,336
HKT Trust & HKT, Ltd.	84,000	102,505
Hong Kong & China Gas Co., Ltd.	189,300	358,635
Hong Kong Exchanges & Clearing, Ltd.	27,100	754,495
Hysan Development Co., Ltd.	12,000	57,990
I-CABLE Communications, Ltd.†	30,269	947
Link REIT	50,500	424,318
MTR Corp., Ltd.	33,000	191,196
New World Development Co., Ltd.	134,000	199,590
PCCW, Ltd.	93,000	51,260
Power Assets Holdings, Ltd.	32,000	277,284
Sino Land Co., Ltd.	78,000	134,376
SJM Holdings, Ltd.	46,000	39,506
Sun Hung Kai Properties, Ltd.	33,000	539,749
Swire Pacific, Ltd., Class A	12,000	118,517
Swire Properties, Ltd.	26,600	89,844
Techtronic Industries Co., Ltd.	30,500	178,862
Wharf Holdings, Ltd.	27,000	245,552
Wheelock & Co., Ltd.	17,000	118,325

		8,497,294

Ireland — 0.5%
Bank of Ireland Group PLC† (LSE)	17,262	134,822
Bank of Ireland Group PLC† (ISE)	3,863	30,275
CRH PLC (ISE)	2,105	79,372
CRH PLC (LSE)	17,083	643,000
DCC PLC	2,064	195,729
James Hardie Industries PLC CDI	10,127	154,161
Kerry Group PLC, Class A (ISE)	398	40,079
Kerry Group PLC, Class A (LSE)	3,227	325,000
Paddy Power Betfair PLC	1,835	187,672

		1,790,110

Isle of Man — 0.0%
Genting Singapore PLC	139,700	125,034

Israel — 0.4%
Azrieli Group, Ltd.	978	55,187
Bank Hapoalim B.M.	23,990	169,778
Bank Leumi Le-Israel B.M.	33,307	184,164
Bezeq The Israeli Telecommunication Corp., Ltd.	47,111	70,347
Check Point Software Technologies, Ltd.†	2,959	348,304
Elbit Systems, Ltd.	547	81,089
Frutarom Industries, Ltd.	879	72,367
Israel Chemicals, Ltd.	11,934	49,753
Mizrahi Tefahot Bank, Ltd.	3,013	54,360
NICE, Ltd.	1,379	113,649
Taro Pharmaceutical Industries, Ltd.†	257	28,892
Teva Pharmaceutical Industries, Ltd. ADR	20,974	289,441

		1,517,331

Italy — 1.9%
Assicurazioni Generali SpA	28,709	523,028
Atlantia SpA	10,507	342,694
Enel SpA	187,670	1,164,084
Eni SpA	58,637	958,978
Intesa Sanpaolo SpA	292,335	982,759
Intesa Sanpaolo SpA RSP	21,403	67,514
Leonardo SpA	9,345	161,432
Luxottica Group SpA	3,883	222,718
Mediobanca SpA	13,156	144,206
Poste Italiane SpA*	11,885	86,873
Prysmian SpA	4,455	153,606
Recordati SpA	2,446	113,712
Saipem SpA†	13,995	58,818
Snam SpA	52,829	269,905
Telecom Italia SpA†	263,741	228,878
Telecom Italia SpA RSP	138,908	98,783
Terna Rete Elettrica Nazionale SpA	32,624	196,851
UniCredit SpA†	46,094	882,169
UnipolSai Assicurazioni SpA	26,021	59,287

		6,716,295

Japan — 22.8%
ABC-Mart, Inc.	500	25,153
Acom Co., Ltd.†	9,400	38,855
Aeon Co., Ltd.	14,000	215,531
AEON Financial Service Co., Ltd.	2,800	59,765
Aeon Mall Co., Ltd.	2,800	49,620
Air Water, Inc.	3,600	68,514
Aisin Seiki Co., Ltd.	4,000	205,444

Ajinomoto Co., Inc.	12,500	250,264
Alfresa Holdings Corp.	4,300	81,723
Alps Electric Co., Ltd.	4,500	136,340
Amada Holdings Co., Ltd.	8,100	99,803
ANA Holdings, Inc.	2,600	99,376
Aozora Bank, Ltd.	2,700	105,075
Asahi Glass Co., Ltd.	4,600	179,218
Asahi Group Holdings, Ltd.	9,000	408,504
Asahi Kasei Corp.	30,000	361,198
Asics Corp.	3,600	54,678
Astellas Pharma, Inc.	47,400	628,846
Bandai Namco Holdings, Inc.	4,500	153,357
Bank of Kyoto, Ltd.	1,200	62,477
Benesse Holdings, Inc.	1,600	53,964
Bridgestone Corp.	14,900	706,310
Brother Industries, Ltd.	5,500	132,488
Calbee, Inc.	1,700	57,038
Canon, Inc.	24,500	914,239
Casio Computer Co., Ltd.	5,100	74,815
Central Japan Railway Co.	3,400	615,083
Chiba Bank, Ltd.	16,000	121,296
Chubu Electric Power Co., Inc.	14,800	189,645
Chugai Pharmaceutical Co., Ltd.	5,200	246,955
Chugoku Bank, Ltd.	3,700	52,488
Chugoku Electric Power Co., Inc.	6,400	70,977
Coca-Cola Bottlers Japan, Inc.	2,815	97,790
Concordia Financial Group, Ltd.	27,100	141,810
Credit Saison Co., Ltd.	3,300	65,997
CYBERDYNE, Inc.†	2,400	31,619
Dai Nippon Printing Co., Ltd.	6,000	142,738
Dai-ichi Life Holdings, Inc.	24,900	469,181
Daicel Corp.	6,500	80,375
Daiichi Sankyo Co., Ltd.	12,900	294,974
Daikin Industries, Ltd.	5,700	625,118
Daito Trust Construction Co., Ltd.	1,700	296,552
Daiwa House Industry Co., Ltd.	12,900	469,689
Daiwa House REIT Investment Corp.	30	69,918
Daiwa Securities Group, Inc.	37,000	229,637
DeNA Co., Ltd.	2,200	51,408
Denso Corp.	10,900	593,578
Dentsu, Inc.	4,900	207,928
Disco Corp.	600	137,883
Don Quijote Holdings Co., Ltd.	2,700	112,436
East Japan Railway Co.	7,600	733,231
Eisai Co., Ltd.	6,000	332,281
Electric Power Development Co., Ltd.	3,300	82,569
FamilyMart UNY Holdings Co., Ltd.	1,700	96,284
FANUC Corp.	4,500	1,043,622
Fast Retailing Co., Ltd.	1,200	396,922
Fuji Electric Co., Ltd.	12,000	86,223
FUJIFILM Holdings Corp.	9,400	382,432
Fujitsu, Ltd.	46,000	355,362
Fukuoka Financial Group, Inc.	17,000	86,865
Hachijuni Bank, Ltd.	9,200	57,123
Hakuhodo DY Holdings, Inc.	4,900	67,270
Hamamatsu Photonics KK	3,500	112,506
Hankyu Hanshin Holdings, Inc.	5,400	209,199
Hikari Tsushin, Inc.	500	64,465
Hino Motors, Ltd.	6,100	77,843
Hirose Electric Co., Ltd.	700	104,595
Hiroshima Bank, Ltd.	5,500	46,146
Hisamitsu Pharmaceutical Co., Inc.	1,200	65,749
Hitachi Chemical Co., Ltd.	2,200	62,205
Hitachi Construction Machinery Co., Ltd.	2,700	91,777
Hitachi High-Technologies Corp.	1,500	62,200
Hitachi Metals, Ltd.	4,900	63,003
Hitachi, Ltd.	110,000	867,772
Honda Motor Co., Ltd.	39,800	1,233,151
Hoshizaki Corp.	1,200	113,029
Hoya Corp.	9,000	485,915
Hulic Co., Ltd.	6,900	70,696
Idemitsu Kosan Co., Ltd.	3,000	86,935
IHI Corp.	3,600	128,701
Iida Group Holdings Co., Ltd.	3,300	62,863
Inpex Corp.	22,000	233,050
Isetan Mitsukoshi Holdings, Ltd.	7,800	84,239
Isuzu Motors, Ltd.	12,600	182,675
ITOCHU Corp.	34,500	600,158
J. Front Retailing Co., Ltd.	5,500	80,682
Japan Airlines Co., Ltd.	2,700	91,896
Japan Airport Terminal Co., Ltd.	1,100	38,793
Japan Exchange Group, Inc.	12,200	217,917
Japan Post Bank Co., Ltd.	9,400	118,301
Japan Post Holdings Co., Ltd.	36,400	418,726
Japan Prime Realty Investment Corp.	17	54,646
Japan Real Estate Investment Corp.	29	135,684
Japan Retail Fund Investment Corp.	57	100,961
Japan Tobacco, Inc.	25,200	830,433
JFE Holdings, Inc.	12,200	259,654
JGC Corp.	4,700	78,082
JSR Corp.	4,400	84,668
JTEKT Corp.	5,400	88,144
JXTG Holdings, Inc.	70,550	361,855
Kajima Corp.	19,000	196,007
Kakaku.com, Inc.	3,100	42,340
Kamigumi Co., Ltd.	2,500	59,474
Kaneka Corp.	5,000	40,983
Kansai Electric Power Co., Inc.	16,200	220,478
Kansai Paint Co., Ltd.	4,600	117,604
Kao Corp.	11,300	679,362
Kawasaki Heavy Industries, Ltd.	3,500	120,971
KDDI Corp.	41,400	1,101,039
Keihan Holdings Co., Ltd.	2,000	60,859
Keikyu Corp.	5,000	102,854
Keio Corp.	2,200	95,387
Keisei Electric Railway Co., Ltd.	3,000	89,970
Keyence Corp.	2,200	1,215,655
Kikkoman Corp.	3,300	112,607
Kintetsu Group Holdings Co., Ltd.	4,200	160,679
Kirin Holdings Co., Ltd.	20,100	478,083
Kobe Steel, Ltd.†	7,300	60,991
Koito Manufacturing Co., Ltd.	2,600	172,411
Komatsu, Ltd.	21,600	702,302
Konami Holdings Corp.	1,900	91,905
Konica Minolta, Inc.	10,700	92,974
Kose Corp.	700	84,526
Kubota Corp.	24,600	458,985
Kuraray Co., Ltd.	8,000	156,405
Kurita Water Industries, Ltd.	2,200	69,460
Kyocera Corp.	7,300	484,270
Kyowa Hakko Kirin Co., Ltd.	5,800	106,507
Kyushu Electric Power Co., Inc.	9,800	111,182
Kyushu Financial Group, Inc.	8,100	51,077
Kyushu Railway Co.	3,700	117,959
Lawson, Inc.	1,100	71,589
LINE Corp.†	700	28,719
Lion Corp.	5,100	97,600
LIXIL Group Corp.	6,100	166,844
M3, Inc.	4,700	139,506
Mabuchi Motor Co., Ltd.	800	41,581
Makita Corp.	5,200	217,229

Marubeni Corp.	38,000	252,888
Marui Group Co., Ltd.	4,700	71,303
Maruichi Steel Tube, Ltd.	1,100	33,376
Mazda Motor Corp.	13,400	191,151
McDonald’s Holdings Co. Japan, Ltd.	1,600	68,528
Mebuki Financial Group, Inc.	21,800	90,110
Medipal Holdings Corp.	4,000	73,805
MEIJI Holdings Co., Ltd.	2,700	219,885
MinebeaMitsumi, Inc.	9,000	163,212
Miraca Holdings, Inc.	1,100	50,983
MISUMI Group, Inc.	6,400	174,487
Mitsubishi Chemical Holdings Corp.	33,000	341,740
Mitsubishi Corp.	34,600	805,929
Mitsubishi Electric Corp.	44,700	759,316
Mitsubishi Estate Co., Ltd.	28,600	514,501
Mitsubishi Gas Chemical Co., Inc.	4,400	106,764
Mitsubishi Heavy Industries, Ltd.	7,300	283,705
Mitsubishi Materials Corp.	2,800	105,642
Mitsubishi Motors Corp.	15,300	121,237
Mitsubishi Tanabe Pharma Corp.	5,100	111,863
Mitsubishi UFJ Financial Group, Inc.	277,600	1,861,572
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	55,897
Mitsui & Co., Ltd.	39,300	583,771
Mitsui Chemicals, Inc.	3,800	116,301
Mitsui Fudosan Co., Ltd.	20,600	475,754
Mitsui OSK Lines, Ltd.	2,800	84,957
Mixi, Inc.	1,000	48,547
Mizuho Financial Group, Inc.	557,500	1,004,633
MS&AD Insurance Group Holdings, Inc.	10,800	364,258
Murata Manufacturing Co., Ltd.	4,500	700,101
Nabtesco Corp.	2,800	110,567
Nagoya Railroad Co., Ltd.	3,800	85,020
NEC Corp.	6,100	166,308
Nexon Co., Ltd.†	4,500	120,311
NGK Insulators, Ltd.	6,100	119,366
NGK Spark Plug Co., Ltd.	4,000	90,022
NH Foods, Ltd.	4,000	114,683
Nidec Corp.	5,500	725,320
Nikon Corp.	7,900	148,891
Nintendo Co., Ltd.	2,700	1,040,060
Nippon Building Fund, Inc.	31	149,404
Nippon Electric Glass Co., Ltd.	1,700	68,849
Nippon Express Co., Ltd.	1,700	107,198
Nippon Paint Holdings Co., Ltd.	3,900	136,511
Nippon Prologis REIT, Inc.	36	75,606
Nippon Steel & Sumitomo Metal Corp.	17,400	413,327
Nippon Telegraph & Telephone Corp.	15,800	760,507
Nippon Yusen KK†	4,000	83,831
Nissan Chemical Industries, Ltd.	2,800	103,795
Nissan Motor Co., Ltd.	52,900	511,065
Nisshin Seifun Group, Inc.	4,500	78,717
Nissin Foods Holdings Co., Ltd.	1,100	68,977
Nitori Holdings Co., Ltd.	1,800	260,490
Nitto Denko Corp.	3,700	341,836
NOK Corp.	2,400	58,404
Nomura Holdings, Inc.	84,000	479,303
Nomura Real Estate Holdings, Inc.	2,800	61,218
Nomura Real Estate Master Fund, Inc.	91	113,725
Nomura Research Institute, Ltd.	2,900	122,040
NSK, Ltd.	8,600	122,149
NTT Data Corp.	14,200	164,473
NTT DOCOMO, Inc.	31,300	754,525
Obayashi Corp.	14,900	193,940
OBIC Co., Ltd.	1,600	105,114
Odakyu Electric Railway Co., Ltd.	6,700	130,223
Oji Holdings Corp.	19,000	110,620
Olympus Corp.	6,700	246,893
Omron Corp.	4,600	255,679
Ono Pharmaceutical Co., Ltd.	9,400	214,736
Oracle Corp. Japan	800	67,191
Oriental Land Co., Ltd.	5,100	406,098
ORIX Corp.	30,600	521,684
Osaka Gas Co., Ltd.	8,600	165,526
Otsuka Corp.	1,200	81,263
Otsuka Holdings Co., Ltd.	9,100	378,710
Panasonic Corp.	51,000	762,724
Park24 Co., Ltd.	2,200	50,673
Pola Orbis Holdings, Inc.	1,900	60,156
Rakuten, Inc.	21,700	230,731
Recruit Holdings Co., Ltd.	25,000	610,351
Renesas Electronics Corp.†	11,479	146,384
Resona Holdings, Inc.	50,700	271,191
Ricoh Co., Ltd.	15,300	140,748
Rinnai Corp.	600	51,132
Rohm Co., Ltd.	2,100	193,184
Ryohin Keikaku Co., Ltd.	500	146,871
Sankyo Co., Ltd.	700	22,501
Santen Pharmaceutical Co., Ltd.	8,500	134,484
SBI Holdings, Inc.	5,200	81,358
Secom Co., Ltd.	4,700	354,531
Sega Sammy Holdings, Inc.	4,300	60,091
Seibu Holdings, Inc.	3,900	69,250
Seiko Epson Corp.	6,700	158,860
Sekisui Chemical Co., Ltd.	9,700	194,162
Sekisui House, Ltd.	13,800	256,205
Seven & i Holdings Co., Ltd.	17,300	695,621
Seven Bank, Ltd.	13,900	51,099
Sharp Corp.†	3,300	104,046
Shimadzu Corp.	5,400	111,510
Shimamura Co., Ltd.	500	55,494
Shimano, Inc.	1,700	231,292
Shimizu Corp.	11,700	136,751
Shin-Etsu Chemical Co., Ltd.	9,000	942,703
Shinsei Bank, Ltd.	4,400	73,562
Shionogi & Co., Ltd.	6,900	369,380
Shiseido Co., Ltd.	8,600	353,439
Shizuoka Bank, Ltd.	10,000	96,478
Showa Shell Sekiyu KK	4,400	51,544
SMC Corp.	1,200	456,339
SoftBank Group Corp.	19,000	1,662,134
Sohgo Security Services Co., Ltd.	1,500	71,765
Sompo Holdings, Inc.	8,200	327,337
Sony Corp.	29,000	1,125,518
Sony Financial Holdings, Inc.	3,900	64,071
Stanley Electric Co., Ltd.	3,500	128,205
Start Today Co., Ltd.	4,400	119,573
Subaru Corp.	14,200	485,551
Sumitomo Chemical Co., Ltd.	36,000	251,387
Sumitomo Corp.	27,400	393,632
Sumitomo Dainippon Pharma Co., Ltd.	3,600	51,196
Sumitomo Electric Industries, Ltd.	17,300	292,353
Sumitomo Heavy Industries, Ltd.	2,400	100,048
Sumitomo Metal Mining Co., Ltd.	5,500	215,540
Sumitomo Mitsui Financial Group, Inc.	30,900	1,227,521
Sumitomo Mitsui Trust Holdings, Inc.	7,900	308,830
Sumitomo Realty & Development Co., Ltd.	7,000	231,784
Sumitomo Rubber Industries, Ltd.	3,900	73,538

Sundrug Co., Ltd.	1,500	65,103
Suntory Beverage & Food, Ltd.	3,000	136,933
Suruga Bank, Ltd.	4,000	90,339
Suzuken Co., Ltd.	1,600	57,341
Suzuki Motor Corp.	7,900	429,027
Sysmex Corp.	3,600	244,739
T&D Holdings, Inc.	12,500	192,219
Taiheiyo Cement Corp.	2,900	115,281
Taisei Corp.	4,400	242,628
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,433
Taiyo Nippon Sanso Corp.	3,100	36,888
Takashimaya Co., Ltd.	5,000	45,644
Takeda Pharmaceutical Co., Ltd.	16,400	922,369
TDK Corp.	2,900	221,125
Teijin, Ltd.	4,300	90,496
Terumo Corp.	7,400	306,205
THK Co., Ltd.	2,900	105,079
Tobu Railway Co., Ltd.	4,200	122,633
Toho Co., Ltd.	2,600	85,748
Toho Gas Co., Ltd.	1,200	33,402
Tohoku Electric Power Co., Inc.	10,300	134,247
Tokio Marine Holdings, Inc.	15,600	666,092
Tokyo Electric Power Co. Holdings, Inc.†	33,400	136,297
Tokyo Electron, Ltd.	3,600	625,461
Tokyo Gas Co., Ltd.	8,800	218,288
Tokyo Tatemono Co., Ltd.	4,900	68,132
Tokyu Corp.	12,800	192,498
Tokyu Fudosan Holdings Corp.	11,800	76,795
Toppan Printing Co., Ltd.	10,000	100,963
Toray Industries, Inc.	33,400	335,895
Toshiba Corp.†	94,000	271,985
Tosoh Corp.	6,000	128,649
TOTO, Ltd.	3,100	150,767
Toyo Seikan Group Holdings, Ltd.	3,700	64,853
Toyo Suisan Kaisha, Ltd.	1,800	68,942
Toyoda Gosei Co., Ltd.	1,600	38,668
Toyota Industries Corp.	3,700	224,854
Toyota Motor Corp.	59,800	3,676,197
Toyota Tsusho Corp.	5,100	183,897
Trend Micro, Inc.	2,800	148,982
Tsuruha Holdings, Inc.	700	86,373
Unicharm Corp.	9,300	210,406
United Urban Investment Corp.	67	96,224
USS Co., Ltd.	5,100	102,265
West Japan Railway Co.	3,700	259,444
Yahoo Japan Corp.	33,200	148,036
Yakult Honsha Co., Ltd.	1,800	147,856
Yamada Denki Co., Ltd.	14,600	77,298
Yamaguchi Financial Group, Inc.	3,000	36,093
Yamaha Corp.	3,900	152,289
Yamaha Motor Co., Ltd.	6,700	198,575
Yamato Holdings Co., Ltd.	8,000	162,631
Yamazaki Baking Co., Ltd.	2,900	52,029
Yaskawa Electric Corp.	6,000	213,183
Yokogawa Electric Corp.	5,300	99,656
Yokohama Rubber Co., Ltd.	2,600	57,851

		79,372,064

Jersey — 1.2%
Experian PLC	21,861	460,490
Ferguson PLC	5,794	405,158
Glencore PLC	282,106	1,360,085
Randgold Resources, Ltd.	2,170	213,130
Shire PLC	20,830	1,029,428
WPP PLC	29,533	523,252

		3,991,543

Luxembourg — 0.3%
ArcelorMittal†	15,285	438,263
Eurofins Scientific SE	250	156,381
Millicom International Cellular SA SDR	1,529	97,804
RTL Group SA	912	67,661
SES SA FDR	8,330	135,457
Tenaris SA	10,883	148,955

		1,044,521

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	162,600	47,118

Netherlands — 4.5%
ABN AMRO Group NV CVA*	8,604	265,743
Aegon NV	40,636	239,893
AerCap Holdings NV†	3,474	182,871
Airbus SE	13,375	1,367,133
Akzo Nobel NV	5,807	525,855
Altice NV, Class A†	10,923	206,060
Altice NV, Class B†	2,530	47,713
ASML Holding NV	8,612	1,552,905
Boskalis Westminster NV	2,090	74,740
CNH Industrial NV	23,535	300,740
EXOR NV	2,487	159,479
Ferrari NV	2,829	339,092
Fiat Chrysler Automobiles NV†	24,666	426,386
Gemalto NV	1,868	73,938
Heineken Holding NV	2,683	249,086
Heineken NV	6,000	584,708
ING Groep NV	89,360	1,650,883
Koninklijke Ahold Delhaize NV	29,606	557,130
Koninklijke DSM NV	4,194	357,805
Koninklijke KPN NV	78,782	272,004
Koninklijke Philips NV	21,460	873,794
Koninklijke Vopak NV	1,614	69,892
Mobileye NV†	3,680	230,662
NN Group NV	7,266	304,358
NXP Semiconductors NV†	7,849	918,725
QIAGEN NV	5,043	170,796
Randstad Holding NV	2,751	169,262
RELX NV	22,218	501,825
STMicroelectronics NV	14,615	343,890
Unilever NV CVA	37,486	2,179,129
Wolters Kluwer NV	6,946	340,471

		15,536,968

New Zealand — 0.1%
Auckland International Airport, Ltd.	22,533	96,063
Contact Energy, Ltd.	16,264	63,994
Fletcher Building, Ltd.	16,100	81,087
Mercury NZ, Ltd.	16,973	38,212
Meridian Energy, Ltd.	30,188	58,874
Ryman Healthcare, Ltd.	8,860	56,385
Spark New Zealand, Ltd.	42,041	105,869

		500,484

Norway — 0.7%
DNB ASA	22,501	433,877
Gjensidige Forsikring ASA	4,693	88,310
Marine Harvest ASA	9,476	185,042
Norsk Hydro ASA	30,987	239,573
Orkla ASA	18,897	184,967
Schibsted ASA, Class A	1,753	45,198

Schibsted ASA, Class B	2,036	47,734
Statoil ASA	25,968	525,846
Telenor ASA	17,221	365,799
Yara International ASA	4,125	195,847

		2,312,193

Papua New Guinea — 0.1%
Oil Search, Ltd.	31,488	177,853

Portugal — 0.2%
EDP - Energias de Portugal SA	54,875	195,790
Galp Energia SGPS SA	11,568	215,061
Jeronimo Martins SGPS SA	5,788	105,178

		516,029

Singapore — 1.2%
Ascendas Real Estate Investment Trust	54,800	110,155
CapitaLand Commercial Trust	51,700	65,806
CapitaLand Mall Trust	55,600	82,395
CapitaLand, Ltd.	60,200	162,082
City Developments, Ltd.	9,500	90,184
ComfortDelGro Corp., Ltd.	49,400	73,207
DBS Group Holdings, Ltd.	41,000	685,188
Global Logistic Properties, Ltd.	61,700	150,278
Hutchison Port Holdings Trust	113,200	48,676
Jardine Cycle & Carriage, Ltd.	2,100	60,684
Keppel Corp., Ltd.	33,400	183,772
Oversea-Chinese Banking Corp., Ltd.	72,300	631,186
SATS, Ltd.	15,200	52,410
Sembcorp Industries, Ltd.	22,400	54,229
Singapore Airlines, Ltd.	11,800	88,905
Singapore Exchange, Ltd.	18,300	102,972
Singapore Press Holdings, Ltd.	33,400	66,158
Singapore Technologies Engineering, Ltd.	36,800	93,951
Singapore Telecommunications, Ltd.	189,000	519,954
StarHub, Ltd.	12,700	24,504
Suntec Real Estate Investment Trust	57,800	82,687
United Overseas Bank, Ltd.	30,200	545,465
UOL Group, Ltd.	11,500	76,267
Wilmar International, Ltd.	37,700	93,759
Yangzijiang Shipbuilding Holdings, Ltd.	45,500	52,573

		4,197,447

Spain — 3.3%
Abertis Infraestructuras SA	15,847	342,790
ACS Actividades de Construccion y Servicios SA	5,398	212,875
Aena SA*	1,556	285,470
Amadeus IT Group SA	10,075	683,614
Banco Bilbao Vizcaya Argentaria SA	153,427	1,342,719
Banco de Sabadell SA	123,190	246,673
Banco Santander SA	367,045	2,489,636
Bankia SA	23,187	110,711
Bankinter SA	15,647	147,689
CaixaBank SA	82,750	387,300
Distribuidora Internacional de Alimentacion SA	14,551	71,189
Enagas SA	5,330	153,540
Endesa SA	7,348	168,191
Ferrovial SA	11,194	243,183
Gas Natural SDG SA	8,173	174,888
Grifols SA	6,903	216,101
Iberdrola SA	131,566	1,063,280
Industria de Diseno Textil SA	25,191	941,787
International Consolidated Airlines Group SA	14,627	123,527
Mapfre SA	24,935	81,589
Red Electrica Corp. SA	9,861	218,360
Repsol SA	28,429	532,663
Siemens Gamesa Renewable Energy SA†	5,481	79,488
Telefonica SA	104,710	1,098,474

		11,415,737

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	60,500	55,759

Sweden — 2.8%
Alfa Laval AB	6,789	172,003
ASSA ABLOY AB, Class B	23,177	489,196
Atlas Copco AB, Class A	15,450	677,673
Atlas Copco AB, Class B	9,004	357,615
Boliden AB	6,320	221,194
Electrolux AB, Series B	5,577	197,188
Essity AB, Class B†	14,055	420,224
Getinge AB, Class B	4,609	90,730
Hennes & Mauritz AB, Class B	21,964	551,484
Hexagon AB, Class B	5,958	305,528
Husqvarna AB, Class B	9,628	94,076
ICA Gruppen AB	1,823	67,244
Industrivarden AB, Class C	3,753	96,474
Investor AB, Class B	10,563	523,504
Kinnevik AB, Class B	5,431	178,208
L E Lundbergforetagen AB	899	70,177
Lundin Petroleum AB†	4,284	100,759
Nordea Bank AB	69,956	845,657
Sandvik AB	25,894	472,929
Securitas AB, Class B	7,176	125,920
Skandinaviska Enskilda Banken AB, Class A	35,004	431,505
Skanska AB, Class B	7,783	170,783
SKF AB, Class B	9,197	213,895
Svenska Handelsbanken AB, Class A	35,108	503,241
Swedbank AB, Class A	20,824	516,891
Swedish Match AB	4,282	161,323
Tele2 AB, Class B	8,377	106,568
Telefonaktiebolaget LM Ericsson, Class B	70,859	446,061
Telia Co AB	60,475	279,922
Volvo AB, Class B	35,825	709,940

		9,597,912

Switzerland — 7.7%
ABB, Ltd.†	45,841	1,198,349
Adecco Group AG†	3,749	297,432
Baloise Holding AG†	1,136	179,114
Barry Callebaut AG	52	81,155
Chocoladefabriken Lindt & Spruengli AG	2	138,846
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	21	121,561
Cie Financiere Richemont SA†	12,030	1,109,367
Coca-Cola HBC AG	4,209	142,270
Credit Suisse Group AG†	55,611	876,822
Dufry AG†	808	120,271
EMS-Chemie Holding AG	191	125,208
Geberit AG†	857	387,933
Givaudan SA†	215	480,148
Julius Baer Group, Ltd.†	5,169	305,689
Kuehne & Nagel International AG†	1,225	213,898

LafargeHolcim, Ltd.	10,516	593,972
Lonza Group AG	1,706	453,155
Nestle SA†	71,325	5,998,263
Novartis AG†	50,959	4,198,697
Pargesa Holding SA	857	71,771
Partners Group Holding AG	397	267,014
Roche Holding AG†	16,090	3,717,481
Schindler Holding AG† (Participation Certificate)	948	214,848
Schindler Holding AG	450	99,369
SGS SA†	126	311,195
Sika AG	49	362,717
Sonova Holding AG†	1,207	217,893
Straumann Holding AG	220	153,591
Swatch Group AG† (BR)	715	280,224
Swatch Group AG	1,294	97,538
Swiss Life Holding AG†	733	254,803
Swiss Prime Site AG	1,597	136,305
Swiss Re AG†	7,447	700,547
Swisscom AG†	593	299,576
UBS Group AG†	84,356	1,435,739
Vifor Pharma AG	1,130	145,321
Zurich Insurance Group AG†	3,472	1,059,714

		26,847,796

United Kingdom — 15.8%
3i Group PLC	22,368	285,494
Admiral Group PLC	4,900	125,213
Anglo American PLC	30,698	578,956
Antofagasta PLC	9,015	114,285
Ashtead Group PLC	11,532	297,135
Associated British Foods PLC	8,203	363,015
AstraZeneca PLC	29,170	1,949,504
Auto Trader Group PLC*	22,754	103,506
Aviva PLC	93,463	626,871
Babcock International Group PLC	5,651	60,944
BAE Systems PLC	72,976	575,238
Barclays PLC	390,653	964,794
Barratt Developments PLC	23,256	202,158
Berkeley Group Holdings PLC	3,047	151,394
BHP Billiton PLC	48,715	881,549
BP PLC	450,337	3,051,583
British American Tobacco PLC	52,630	3,404,855
British Land Co. PLC	22,703	181,220
BT Group PLC	195,144	674,647
Bunzl PLC	7,832	243,929
Burberry Group PLC	10,129	255,873
Capita PLC	15,460	107,594
Carnival PLC	4,378	288,464
Centrica PLC	126,587	285,479
Cobham PLC†	55,375	102,229
Coca-Cola European Partners PLC	5,017	205,798
Compass Group PLC	36,285	796,613
ConvaTec Group PLC*	31,129	80,993
Croda International PLC	3,027	168,210
Diageo PLC	57,986	1,980,803
Direct Line Insurance Group PLC	31,311	154,574
Dixons Carphone PLC	22,581	52,004
easyJet PLC	3,612	64,236
Fresnillo PLC	5,137	88,832
G4S PLC	35,675	133,143
GKN PLC	39,621	166,814
GlaxoSmithKline PLC	112,998	2,037,313
Hammerson PLC	18,466	128,514
Hargreaves Lansdown PLC	6,042	126,950
Hikma Pharmaceuticals PLC	3,306	51,110
HSBC Holdings PLC	457,710	4,463,865
IMI PLC	6,289	102,070
Imperial Brands PLC	22,125	902,276
Inmarsat PLC	10,452	86,206
InterContinental Hotels Group PLC	4,144	229,621
Intertek Group PLC	3,708	267,169
Intu Properties PLC	22,235	63,788
Investec PLC	15,000	102,699
ITV PLC	83,913	183,334
J Sainsbury PLC	37,806	121,764
Johnson Matthey PLC	4,503	202,206
Kingfisher PLC	51,168	212,439
Land Securities Group PLC	16,989	217,968
Legal & General Group PLC	137,057	486,026
Lloyds Banking Group PLC	1,646,809	1,493,645
London Stock Exchange Group PLC	7,302	364,748
Marks & Spencer Group PLC	37,214	170,074
Mediclinic International PLC	8,448	65,302
Meggitt PLC	17,805	122,613
Merlin Entertainments PLC*	16,350	82,257
Micro Focus International PLC	10,054	353,193
Mondi PLC	8,544	206,642
National Grid PLC	79,373	955,098
Next PLC	3,210	209,800
Old Mutual PLC	113,845	288,798
Pearson PLC	18,983	177,368
Persimmon PLC	7,086	263,704
Provident Financial PLC	3,396	42,014
Prudential PLC	59,519	1,464,009
Reckitt Benckiser Group PLC	15,287	1,367,436
RELX PLC	25,139	578,620
Rio Tinto PLC	28,500	1,343,188
Rolls-Royce Holdings PLC	38,175	493,332
Rolls-Royce Holdings PLC†	1,756,050	2,332
Rolls-Royce Holdings PLC, Class C (Preference Shares)†	2,339,592	3,107
Royal Bank of Scotland Group PLC†	81,861	307,144
Royal Dutch Shell PLC, Class A	102,126	3,208,532
Royal Dutch Shell PLC, Class B	85,699	2,756,179
Royal Mail PLC	20,576	102,316
RSA Insurance Group PLC	23,358	195,134
Sage Group PLC	24,643	243,999
Schroders PLC	2,820	130,826
Segro PLC	22,818	164,560
Severn Trent PLC	5,400	151,401
Sky PLC†	23,873	298,996
Smith & Nephew PLC	20,216	381,537
Smiths Group PLC	9,098	189,832
SSE PLC	23,301	427,691
St James’s Place PLC	12,189	190,542
Standard Chartered PLC†	75,665	754,111
Standard Life PLC†	61,850	353,064
Tate & Lyle PLC	10,561	90,682
Taylor Wimpey PLC	75,324	199,583
Tesco PLC	188,346	453,775
Travis Perkins PLC	5,794	116,969
Unilever PLC	29,269	1,659,709
United Utilities Group PLC	15,641	173,044
Vodafone Group PLC	613,414	1,756,506
Weir Group PLC	5,003	129,772
Whitbread PLC	4,203	206,151
WM Morrison Supermarkets PLC	50,979	151,801

Worldpay Group PLC*	46,069	248,416

		54,842,819

Total Common Stocks (cost $302,828,188)		335,177,551

EXCHANGE-TRADED FUNDS — 3.0%
iShares MSCI EAFE ETF (cost $10,623,529)	155,550	10,830,947

RIGHTS† — 0.0%
Spain — 0.0%
Banco Santander SA Expires 11/01/2017	367,045	17,530
Ferrovial SA Expires 11/13/2017	11,194	5,385

Total Rights (cost $22,524)		22,915

Total Long-Term Investment Securities (cost $313,474,241)		346,031,413

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $217,001 collateralized by $200,000 of United States Treasury Bonds, bearing interest at 3.63% due 05/15/2044 and having an approximate value of $222,577 (cost $217,000)	$217,000	217,000

TOTAL INVESTMENTS — (cost $313,691,241)	99.6%	346,248,413
Other assets less liabilities	0.4	1,341,362

NET ASSETS —	100.0%	$347,589,775

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $1,920,518 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
ADR	— American Depositary Receipt
BR	— Bearer Shares
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
FDR	— Fiduciary Depositary Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange

Country Allocation*
Japan	22.8%
United Kingdom	15.8
France	9.7
Germany	9.4
Switzerland	7.7
Australia	6.5
Netherlands	4.5
Spain	3.3
United States	3.2
Sweden	2.8
Hong Kong	2.4
Italy	1.9
Denmark	1.8
Singapore	1.2
Jersey	1.2
Belgium	1.1
Finland	0.9
Norway	0.7
Ireland	0.5
Cayman Islands	0.5
Israel	0.4
Bermuda	0.4
Luxembourg	0.3
Austria	0.2
Portugal	0.2
New Zealand	0.1
Papua New Guinea	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$54,837,380	$5,439	$—	$54,842,819
Other Countries	280,334,732	—	—	280,334,732
Exchange-Traded Funds	10,830,947	—	—	10,830,947
Rights	22,915	—	—	22,915
Repurchase Agreements	—	217,000	—	217,000

Total Investments at Value	$346,025,974	$222,439	$—	$346,248,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.0%
Applications Software — 1.5%
HubSpot, Inc.†	48,673	$4,212,648

Banks-Commercial — 2.0%
Webster Financial Corp.	44,500	2,447,055
Western Alliance Bancorp†	59,312	3,309,610

		5,756,665

Building & Construction Products-Misc. — 3.0%
American Woodmark Corp.†	29,132	2,814,151
Owens Corning	17,798	1,471,717
Summit Materials, Inc., Class A†	139,823	4,390,442

		8,676,310

Building & Construction-Misc. — 1.0%
TopBuild Corp.†	42,030	2,773,560

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	37,627	2,524,772

Building-Heavy Construction — 0.9%
Dycom Industries, Inc.†	28,326	2,487,873

Chemicals-Plastics — 1.1%
PolyOne Corp.	65,906	3,036,289

Chemicals-Specialty — 3.4%
Chemours Co.	58,750	3,325,837
Methanex Corp.	63,510	3,096,113
Venator Materials PLC†	129,829	3,245,725

		9,667,675

Commercial Services — 1.6%
CoStar Group, Inc.†	15,682	4,637,951

Commercial Services-Finance — 2.5%
Euronet Worldwide, Inc.†	29,310	2,832,518
MarketAxess Holdings, Inc.	25,089	4,365,486

		7,198,004

Communications Software — 1.3%
BroadSoft, Inc.†	66,214	3,631,838

Computer Aided Design — 0.7%
Cadence Design Systems, Inc.†	45,611	1,968,571

Computer Services — 4.7%
DST Systems, Inc.	32,172	1,885,923
EPAM Systems, Inc.†	37,766	3,442,371
ExlService Holdings, Inc.†	25,170	1,571,111
Globant SA†	81,689	3,081,309
WNS Holdings, Ltd. ADR†	94,266	3,574,567

		13,555,281

Computer Software — 2.9%
InterXion Holding NV†	83,944	4,481,770
SS&C Technologies Holdings, Inc.	91,970	3,697,194

		8,178,964

Consumer Products-Misc. — 0.8%
Helen of Troy, Ltd.†	25,206	2,341,637

Containers-Paper/Plastic — 1.0%
Berry Global Group, Inc.†	49,828	2,962,275

Data Processing/Management — 0.6%
Fair Isaac Corp.	11,151	1,618,679

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	7,022	1,678,118

Diagnostic Equipment — 0.8%
Repligen Corp.†	60,927	2,266,484

Distribution/Wholesale — 1.7%
Pool Corp.	20,262	2,447,245
WESCO International, Inc.†	37,869	2,391,427

		4,838,672

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	27,251	1,613,259
EnPro Industries, Inc.	35,300	2,956,022

		4,569,281

Drug Delivery Systems — 0.6%
DexCom, Inc.†	41,092	1,847,907

Electronic Components-Semiconductors — 3.4%
MACOM Technology Solutions Holdings, Inc.†	55,788	2,280,613
Microsemi Corp.†	56,335	3,006,599
Qorvo, Inc.†	24,438	1,852,645
Silicon Laboratories, Inc.†	26,207	2,487,044

		9,626,901

Electronic Security Devices — 0.5%
Allegion PLC	16,704	1,392,947

Enterprise Software/Service — 4.8%
Black Knight, Inc.†	34,976	1,586,162
Evolent Health, Inc., Class A†	109,638	1,781,617
Guidewire Software, Inc.†	62,051	4,962,839
Tyler Technologies, Inc.†	19,660	3,485,521
Ultimate Software Group, Inc.†	9,795	1,984,369

		13,800,508

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	35,628	3,942,238

Finance-Investment Banker/Broker — 1.9%
E*TRADE Financial Corp.†	121,756	5,307,344

Food-Confectionery — 0.8%
Hostess Brands, Inc.†	198,899	2,293,305

Food-Misc./Diversified — 1.5%
B&G Foods, Inc.	32,573	1,035,821
Pinnacle Foods, Inc.	59,768	3,252,575

		4,288,396

Health Care Cost Containment — 1.7%
HealthEquity, Inc.†	97,263	4,884,548

Home Decoration Products — 0.3%
Newell Brands, Inc.	21,903	893,204

Human Resources — 1.8%
Korn/Ferry International	38,050	1,591,631
On Assignment, Inc.†	56,630	3,466,889

		5,058,520

Instruments-Controls — 0.8%
Woodward, Inc.	29,417	2,274,817

Insurance Brokers — 0.8%
Brown & Brown, Inc.	46,090	2,297,126

Insurance-Property/Casualty — 1.1%
Selective Insurance Group, Inc.	54,280	3,235,088

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	8,915	1,490,588

Medical Information Systems — 0.5%
Medidata Solutions, Inc.†	18,973	1,427,339

Medical Instruments — 1.8%
Bio-Techne Corp.	17,507	2,293,767
Integra LifeSciences Holdings Corp.†	58,209	2,723,017

		5,016,784

Medical Products — 2.6%
Penumbra, Inc.†	39,079	3,929,393
Wright Medical Group NV†	134,443	3,523,751

		7,453,144

Medical-Biomedical/Gene — 1.4%
Retrophin, Inc.†	106,991	2,660,866
Sage Therapeutics, Inc.†	22,916	1,450,125

		4,110,991

Medical-Drugs — 2.4%
Eagle Pharmaceuticals, Inc.†	39,489	2,122,534
Pacira Pharmaceuticals, Inc.†	62,366	1,998,830
TESARO, Inc.†	22,981	2,660,510

		6,781,874

Medical-Generic Drugs — 0.8%
Impax Laboratories, Inc.†	126,744	2,300,404

Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	51,044	1,600,740

Medical-Wholesale Drug Distribution — 0.8%
Premier, Inc., Class A†	71,140	2,324,144

Motion Pictures & Services — 0.6%
Lions Gate Entertainment Corp., Class A†	29,591	858,731
Lions Gate Entertainment Corp., Class B†	29,338	811,489

		1,670,220

Networking Products — 1.0%
LogMeIn, Inc.	22,764	2,755,582

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	144,718	2,105,647

Oil Companies-Exploration & Production — 2.4%
Centennial Resource Development, Inc., Class A†	168,497	3,273,897
Diamondback Energy, Inc.†	33,153	3,552,675

		6,826,572

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†	49,133	2,559,338

Real Estate Investment Trusts — 0.6%
Physicians Realty Trust	101,926	1,771,474

Recreational Centers — 0.5%
Planet Fitness, Inc., Class A	53,250	1,418,580

Recreational Vehicles — 0.8%
Brunswick Corp.	44,314	2,244,504

Research & Development — 1.6%
INC Research Holdings, Inc., Class A†	81,271	4,644,638

Resort/Theme Parks — 1.0%
Vail Resorts, Inc.	12,345	2,827,252

Respiratory Products — 1.2%
Inogen, Inc.†	34,859	3,448,601

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	24,342	2,285,470

Retail-Building Products — 1.0%
BMC Stock Holdings, Inc.†	136,699	2,932,193

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	41,271	2,280,223

Retail-Restaurants — 1.9%
Jack in the Box, Inc.	15,516	1,606,061
Texas Roadhouse, Inc.	48,072	2,404,081
Wingstop, Inc.	46,386	1,571,094

		5,581,236

Savings & Loans/Thrifts — 1.1%
Sterling Bancorp	126,259	3,162,788

Schools — 1.1%
Bright Horizons Family Solutions, Inc.†	38,124	3,290,101

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	31,105	1,741,880

Semiconductor Equipment — 1.7%
Entegris, Inc.	67,865	2,222,579
MKS Instruments, Inc.	23,305	2,532,088

		4,754,667

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	104,248	2,217,355

Telecommunication Equipment — 0.7%
ARRIS International PLC†	69,849	1,990,696

Theaters — 0.9%
Cinemark Holdings, Inc.	70,512	2,562,406

Therapeutics — 1.5%
Neurocrine Biosciences, Inc.†	68,324	4,243,604

Transport-Rail — 1.4%
Genesee & Wyoming, Inc., Class A†	56,673	4,067,988

Web Hosting/Design — 2.0%
GoDaddy, Inc., Class A†	57,103	2,666,710
Q2 Holdings, Inc.†	53,094	2,259,150
Web.com Group, Inc.†	27,899	672,366

		5,598,226

Total Common Stocks (cost $219,274,089)		271,211,645

EXCHANGE-TRADED FUNDS — 0.7%
SPDR S&P Biotech ETF (cost $2,153,547)	24,500	2,049,180

Total Long-Term Investment Securities (cost $221,427,636)		273,260,825

SHORT-TERM INVESTMENT SECURITIES — 4.7%
Time Deposits — 4.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $13,504,000)	$13,504,000	13,504,000

TOTAL INVESTMENTS (cost $234,931,636)	100.4%	286,764,825
Liabilities in excess of other assets	(0.4)	(1,085,820)

NET ASSETS	100.0%	$285,679,005

#	Effective October 9, 2017, the Portfolio’s name changed to SA Invesco Growth Opportunities Portfolio.
†	Non-income producing security

ADR — American Depositary Receipt

ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$271,211,645	$—	$—	$271,211,645
Exchange-Traded Funds	2,049,180	—	—	2,049,180
Short-Term Investment Securities	—	13,504,000	—	13,504,000

Total Investments at Value	$273,260,825	$13,504,000	$—	$286,764,825

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 63.8%
Aerospace/Defense — 1.1%
General Dynamics Corp.	79,184	$16,072,768

Agricultural Chemicals — 0.9%
Agrium, Inc.	68,577	7,469,407
Mosaic Co.	293,008	6,545,799

		14,015,206

Apparel Manufacturers — 0.7%
Michael Kors Holdings, Ltd.†	214,962	10,492,295

Auto-Cars/Light Trucks — 1.2%
General Motors Co.	426,321	18,323,277

Banks-Commercial — 0.8%
BB&T Corp.	91,171	4,489,260
First Horizon National Corp.	423,698	7,952,812

		12,442,072

Banks-Fiduciary — 3.5%
Citizens Financial Group, Inc.	665,570	25,298,316
Northern Trust Corp.	115,584	10,809,415
State Street Corp.	180,696	16,624,032

		52,731,763

Banks-Super Regional — 3.2%
Comerica, Inc.	142,750	11,215,867
Fifth Third Bancorp	616,516	17,817,312
PNC Financial Services Group, Inc.	136,526	18,675,392

		47,708,571

Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	391,855	16,218,879

Cable/Satellite TV — 1.5%
Charter Communications, Inc., Class A†	27,267	9,111,813
Comcast Corp., Class A	354,491	12,772,311

		21,884,124

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	238,486	6,911,324

Commercial Services-Finance — 0.4%
PayPal Holdings, Inc.†	81,292	5,898,548

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	204,256	15,456,052

Cruise Lines — 1.3%
Carnival Corp.	298,056	19,787,938

Diversified Banking Institutions — 12.7%
Bank of America Corp.	1,705,602	46,716,439
Citigroup, Inc.	773,280	56,836,080
Goldman Sachs Group, Inc.	55,124	13,366,467
JPMorgan Chase & Co.	396,318	39,873,554
Morgan Stanley	633,446	31,672,300

		188,464,840

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	143,683	12,730,314

Diversified Minerals — 0.5%
BHP Billiton, Ltd.	363,734	7,388,305

E-Commerce/Products — 1.0%
eBay, Inc.†	399,558	15,039,363

Electric-Integrated — 0.7%
FirstEnergy Corp.	143,571	4,730,664
PG&E Corp.	91,458	5,283,529

		10,014,193

Electronic Components-Semiconductors — 0.9%
Intel Corp.	290,966	13,236,043

Enterprise Software/Service — 1.6%
Oracle Corp.	480,292	24,446,863

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	261,527	11,726,871

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	272,303	11,281,513

Insurance Brokers — 2.1%
Aon PLC	94,876	13,608,065
Marsh & McLennan Cos., Inc.	86,955	7,037,268
Willis Towers Watson PLC	61,740	9,945,079

		30,590,412

Insurance-Multi-line — 0.5%
Voya Financial, Inc.	185,457	7,447,953

Medical Instruments — 0.8%
Medtronic PLC	141,982	11,432,391

Medical Products — 0.7%
Baxter International, Inc.	157,434	10,149,770

Medical-Biomedical/Gene — 0.4%
Amgen, Inc.	38,180	6,689,900

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	133,578	8,236,420
Merck & Co., Inc.	233,586	12,868,253
Novartis AG†	145,312	11,972,782
Pfizer, Inc.	468,253	16,416,950
Sanofi	109,334	10,352,904

		59,847,309

Medical-HMO — 0.6%
Anthem, Inc.	41,965	8,779,498

Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	144,929	8,971,105
McKesson Corp.	48,683	6,712,412

		15,683,517

Networking Products — 1.1%
Cisco Systems, Inc.	490,808	16,761,093

Oil Companies-Exploration & Production — 5.5%
Anadarko Petroleum Corp.	257,141	12,695,051
Apache Corp.	416,928	17,248,311
Canadian Natural Resources, Ltd.	478,784	16,707,895
Devon Energy Corp.	465,765	17,186,729
Occidental Petroleum Corp.	281,810	18,196,472

		82,034,458

Oil Companies-Integrated — 2.1%
Royal Dutch Shell PLC, Class A	669,585	21,036,612
TOTAL SA	195,692	10,912,049

		31,948,661

Oil-Field Services — 1.5%
Baker Hughes a GE Co. LLC	233,536	7,340,036
TechnipFMC PLC†	573,489	15,707,864

		23,047,900

Retail-Building Products — 0.7%
Kingfisher PLC	2,482,306	10,306,030

Retail-Drug Store — 1.8%
CVS Health Corp.	153,304	10,505,923
Walgreens Boots Alliance, Inc.	238,777	15,823,752

		26,329,675

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	223,513	11,401,398

Telecommunication Equipment — 0.6%
Juniper Networks, Inc.	348,288	8,647,991

Telephone-Integrated — 0.5%
Orange SA	133,120	2,184,087
Verizon Communications, Inc.	126,241	6,043,157

		8,227,244

Television — 0.2%
CBS Corp., Class B	46,862	2,629,895

Tobacco — 0.9%
Philip Morris International, Inc.	121,491	12,712,818

Transport-Rail — 0.8%
CSX Corp.	241,784	12,193,167

Total Common Stocks (cost $802,240,941)		949,132,202

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,494,900

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	38,608

Total Convertible Preferred Securities (cost $2,502,039)		2,533,508

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	32,688

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1)	200,000	206,194

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 8.75% due 06/15/2068	1,840,000	1,909,387

Total Preferred Securities/Capital Securities (cost $2,122,211)		2,115,581

CONVERTIBLE BONDS & NOTES — 5.4%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	3,368,509
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,655,379
RealPage, Inc. Senior Notes 1.50% due 11/15/2022*	626,000	768,024

		5,791,912

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 1.75% due 09/30/2046*	2,371,000	2,677,748

Cable/Satellite TV — 0.2%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	3,375,000	3,630,235

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	2,363,000	3,123,591

Computers-Memory Devices — 0.1%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,127,820

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*(2)	171,000	270,137

Drug Delivery Systems — 0.1%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022*	2,280,000	2,016,375

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,445,815

Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*	2,130,000	2,682,469
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,516,000	3,899,800
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,967,000	2,536,201
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022*	510,000	611,362

		9,729,832

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022*	2,245,000	2,268,853

Finance-Credit Card — 0.2%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022	2,895,000	2,896,809

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,406,196
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	837,000	839,616

		6,245,812

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	2,832,000	3,718,770

Internet Security — 0.1%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,108,000	1,047,060
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,108,000	1,031,133

		2,078,193

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,289,535

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020	3,684,000	3,987,930

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,708,887
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	870,357

		3,579,244

Medical-Drugs — 0.0%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022*	648,000	599,805

Multimedia — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	440,000	524,700

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024*	868,000	640,150

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026*	778,000	689,016

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	802,506

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	293,580
Finisar Corp. Senior Notes 0.50% due 12/15/2036*	855,000	816,525
Viavia Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	5,967,119
Viavia Solutions, Inc. Senior Notes 1.00% due 03/01/2024*	1,625,000	1,623,984

		8,701,208

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,640,590
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	1,751,422

		9,392,012

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024*	1,623,000	1,859,349

Total Convertible Bonds & Notes (cost $74,914,013)		81,087,357

U.S. CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	216,328
Northrop Grumman Corp. Senior Notes 1.75% due 06/01/2018	3,975,000	3,977,561

		4,193,889

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	804,000	826,049

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,024

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	49,842	51,263
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	53,118	54,844

		106,107

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	122,487

Auto-Cars/Light Trucks — 0.3%
Ford Motor Credit Co. LLC Senior Notes 1.72% due 12/06/2017	2,200,000	2,200,072
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	418,406
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	866,811
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	226,748
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	382,939
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	332,100

		4,427,076

Banks-Commercial — 0.1%
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,484,860

Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	793,655

Banks-Super Regional — 0.1%
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	747,097
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	266,858
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	208,219
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	182,589

		1,404,763

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	562,081
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	346,890
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	624,070
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	720,875
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	339,244
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	277,931

		2,871,091

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,569

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	892,383
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,020,013
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	102,211

		3,014,607

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	850,000	897,540
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	1,000,000	1,063,981

		1,961,521

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,762,088

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	543,362

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	145,122

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,723

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	125,539
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,462,214
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	779,072
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	244,920

		2,611,745

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	83,570

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,968,499
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	824,545
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	798,514
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,628,264
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	23,454
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	41,111
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,273
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,500,000	1,511,667
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,356,313
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	749,278
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	147,937
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,578,772
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	251,057
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,817
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,043,289
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	221,148

		12,304,938

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 1.50% due 11/02/2017	1,795,000	1,795,000

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,756
eBay, Inc. Senior Notes 2.50% due 03/09/2018	1,730,000	1,735,285

		1,756,041

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	205,847

Electric-Integrated — 0.2%
Duke Energy Corp. Senior Notes 2.10% due 06/15/2018	1,160,000	1,162,015
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,766,389

		2,928,404

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	2,100,000	2,168,945

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,600,000	1,600,023
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	841,860

		4,610,828

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,303,674

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,430,000	1,415,083
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	82,570

		1,497,653

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	55,743
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	382,143

		437,886

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,117

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,308,231
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,187,567
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	175,096

		2,670,894

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	120,486

Gas-Distribution — 0.1%
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	903,000	955,073

Insurance Brokers — 0.1%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	625,622

Insurance-Life/Health — 0.7%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	276,175
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,009,740
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,479,601
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,011,995
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,316,244
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	29,312
Prudential Financial, Inc. Senior Notes 6.00% due 12/01/2017	1,170,000	1,174,198
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	359,316
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	2,000,000	2,077,980

		10,734,561

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	675,364
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	1,250,000	1,305,492
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	223,513
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	999,257

		3,203,626

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,795,797
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,620,088
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	777,750

		4,193,635

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,303

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	2,104,000	2,276,650

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,278,288

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,275
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	177,348
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	64,068
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,856

		287,547

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	102,456
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	44,708

		147,164

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	44,451
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	242,301

		286,752

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,649
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	113,683
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	184,466

		308,798

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	183,243
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	203,717
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,470

		392,430

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,268

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	1,500,000	1,499,479

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	87,691

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	53,476

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	421,005
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	654,000	661,099
Concho Resources, Inc. Company Guar. Notes 4.88% due 10/01/2047	804,000	855,403
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	136,238
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	151,976
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,346
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,336,131

		3,583,198

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,959

Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,009

		282,968

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,258

Pipelines — 0.3%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	199,586
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	66,318
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,425
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	30,011
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,405,463
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	679,602
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	103,951
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	64,623
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	42,633
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	68,797

		3,716,409

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	1,560,000	1,598,373
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	1,250,000	1,285,731
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,710,582

		5,594,686

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,990,562
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,205,554
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,170,000	2,261,481
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,538,006
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,359,193
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	104,771
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,506
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	396,707
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,667,637
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,064
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	479,763
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,614,775

		15,021,019

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	95,208

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,549,102
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,367

		1,570,469

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	732,521

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	41,045

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,346
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	424,801	478,466
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	96,518
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	71,003

		686,333

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	99,578

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	49,704

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	116,390
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	63,191
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	500,000	527,050
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	99,422
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,438,826
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	2,655,000	2,649,360
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	220,496
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	28,933
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	185,572
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	45,297
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	50,636
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	40,064
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	1,015,312

		6,480,549

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,693
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	39,798

		55,491

Transport-Equipment & Leasing — 0.4%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	1,260,000	1,267,828
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,405,216
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,498,360

		5,171,404

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	52,996
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	34,933

		87,929

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	28,126
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,037
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	189,965

		269,128

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	31,021

Total U.S. Corporate Bonds & Notes (cost $125,303,667)		128,161,357

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Airlines — 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	749,831	784,473

Banks-Commercial — 0.6%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	654,327
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	887,443
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	2,007,837
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,424,897
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	530,994
National Australia Bank, Ltd. Senior Notes 3.50% due 01/10/2027*	2,610,000	2,676,723
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	390,613
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	253,173

		8,826,007

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,363,622

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	31,540

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	73,614

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	114,068
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034	48,000	46,199

		160,267

Diversified Banking Institutions — 0.3%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,241,272
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	312,951
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	107,338
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,054,133

		3,715,694

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	214,131
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	386,345

		600,476

Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	1,500,000	1,532,259
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,032,000	2,076,507
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,794

		3,662,560

Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	588,000	692,257

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	128,542

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	263,040

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,202,208
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	267,664

		2,469,872

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	740,215

Total Foreign Corporate Bonds & Notes (cost $22,834,222)		23,512,179

FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,861,150

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,592,712

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,151,313

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,263,195

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024*	1,592,000	1,345,240

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,629,811

Total Foreign Convertible Bonds & Notes (cost $18,243,071)		17,843,421

U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Bonds — 1.1%
2.25% due 08/15/2027	844,600	835,296
3.00% due 05/15/2047	3,076,600	3,153,875
4.50% due 02/15/2036	9,650,000	12,354,639

		16,343,810

United States Treasury Notes — 10.0%
0.63% due 04/30/2018	850,000	847,111
1.25% due 01/31/2019	10,720,000	10,683,569
1.50% due 10/31/2019	50,855,000	50,757,661
1.63% due 10/15/2020	14,635,000	14,594,982
2.00% due 10/31/2022	50,798,400	50,768,635
2.25% due 10/31/2024	21,175,600	21,203,724

		148,855,682

Total U.S. Government Treasuries (cost $165,404,736)		165,199,492

OPTIONS - PURCHASED — 0.2%
Put Options - Purchased(3) (cost $7,405,680)	3,138	2,479,020

Total Long-Term Investment Securities (cost $1,221,000,580)		1,372,096,805

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Time Deposits — 7.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017	106,428,000	106,428,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.11% due 02/01/18(4)	5,000,000	4,985,593

Total Short-Term Investment Securities (cost $111,413,880)		111,413,593

TOTAL INVESTMENTS (cost $1,332,414,460)	99.7%	1,483,510,398
Other assets less liabilities	0.3	5,020,915

NET ASSETS	100.0%	$1,488,531,313

#	Effective October 9, 2017, the Portfolio’s name changed to SA Invesco VCP Equity-Income Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $74,099,879 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Exchangeable for basket of securities.

(3)	Options — Purchased

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2018	$2,100	3,138	$808,116,588	$7,405,680	$2,479,020	$(4,926,660)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
537	Long	S&P 500 E-mini Index	December 2017	$69,076,995	$66,743,702	$2,333,293

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	3,540,925	USD	2,763,692	11/10/2017	$53,851	$—
	CAD	7,392,677	USD	5,914,141	11/10/2017	183,380	—
	CHF	4,485,325	USD	4,614,532	11/10/2017	116,416	—
	EUR	7,329,397	USD	8,630,365	11/10/2017	89,200	—
	GBP	10,003,544	USD	13,264,699	11/10/2017	—	(24,469)

						442,847	(24,469)

State Street Bank and Trust Co.	AUD	3,593,098	USD	2,805,722	11/10/2017	55,953	—
	CAD	7,726,701	USD	6,172,824	11/10/2017	183,130	—
	CHF	4,690,550	USD	4,823,552	11/10/2017	119,626	—
	EUR	7,666,758	USD	9,029,249	11/10/2017	94,947	—
	GBP	10,669,911	USD	14,150,223	11/10/2017	—	(24,177)

						453,656	(24,177)

Net Unrealized Appreciation/(Depreciation)						$896,503	$(48,646)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$949,132,202	$—	$—	$949,132,202
Convertible Preferred Securities	2,533,508	—	—	2,533,508
Preferred Securities	32,688	—	—	32,688
Preferred Securities/Capital Securities	—	2,115,581	—	2,115,581
Convertible Bonds & Notes	—	81,087,357	—	81,087,357
U.S. Corporate Bonds & Notes	—	128,161,357	—	128,161,357
Foreign Corporate Bonds & Notes	—	23,512,179	—	23,512,179
Foreign Convertible Bonds & Notes	—	17,843,421	—	17,843,421
U.S. Government Treasuries	—	165,199,492	—	165,199,492
Options-Purchased	2,479,020	—	—	2,479,020
Short-Term Investment Securities	—	111,413,593	—	111,413,593

Total Investments at Value	$954,177,418	$529,332,980	$—	$1,483,510,398

Other Financial Instruments:†
Futures Contracts	$2,333,293	$—	$—	$2,333,293
Forward Foreign Currency Contracts	—	896,503	—	896,503

Total Other Financial Instruments	$2,333,293	$896,503	$—	$3,229,796

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$48,646	$—	$48,646

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.2%
Aerospace/Defense — 1.4%
General Dynamics Corp.	23,111	$4,691,071

Applications Software — 9.1%
Microsoft Corp.	184,564	15,352,033
salesforce.com, Inc.†	143,232	14,658,363

		30,010,396

Athletic Footwear — 1.8%
NIKE, Inc., Class B	107,389	5,905,321

Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	4,247	1,408,008

Auto/Truck Parts & Equipment-Original — 2.2%
Delphi Automotive PLC	73,317	7,286,243

Building Products-Cement — 1.9%
Vulcan Materials Co.	51,911	6,320,164

Chemicals-Specialty — 0.9%
Albemarle Corp.	20,474	2,884,582

Coatings/Paint — 2.5%
Sherwin-Williams Co.	20,486	8,095,043

Commercial Services — 2.8%
CoStar Group, Inc.†	21,969	6,497,332
Live Nation Entertainment, Inc.†	64,487	2,823,241

		9,320,573

Commercial Services-Finance — 2.9%
PayPal Holdings, Inc.†	133,193	9,664,484

Computers — 3.7%
Apple, Inc.	71,369	12,064,216

Diversified Banking Institutions — 4.6%
Citigroup, Inc.	110,185	8,098,597
Goldman Sachs Group, Inc.	29,714	7,205,051

		15,303,648

Drug Delivery Systems — 0.6%
DexCom, Inc.†	41,353	1,859,644

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	10,536	11,645,230
China Literature, Ltd.†*	137	976

		11,646,206

E-Commerce/Services — 2.8%
Ctrip.com International, Ltd. ADR†	90,072	4,313,548
Priceline Group, Inc.†	2,600	4,971,096

		9,284,644

Electronic Components-Semiconductors — 2.8%
Texas Instruments, Inc.	94,478	9,135,078

Electronic Forms — 3.0%
Adobe Systems, Inc.†	56,947	9,974,837

Enterprise Software/Service — 1.0%
Workday, Inc., Class A†	30,151	3,346,459

Entertainment Software — 3.4%
Activision Blizzard, Inc.	173,443	11,358,782

Finance-Credit Card — 4.4%
Mastercard, Inc., Class A	96,897	14,415,367

Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	153,371	6,877,156

Finance-Other Services — 2.6%
Intercontinental Exchange, Inc.	128,650	8,503,765

Internet Application Software — 2.0%
Tencent Holdings, Ltd.	145,600	6,528,428

Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	72,134	12,988,448
Netflix, Inc.†	23,459	4,608,051

		17,596,499

Medical Instruments — 4.6%
Boston Scientific Corp.†	253,177	7,124,401
Intuitive Surgical, Inc.†	21,162	7,943,368

		15,067,769

Medical-Biomedical/Gene — 4.9%
Celgene Corp.†	85,323	8,615,063
Regeneron Pharmaceuticals, Inc.†	18,503	7,449,678

		16,064,741

Medical-Drugs — 4.1%
Allergan PLC	27,674	4,904,663
Zoetis, Inc.	137,319	8,763,699

		13,668,362

Medical-HMO — 1.6%
Humana, Inc.	20,069	5,124,619

Real Estate Investment Trusts — 3.1%
American Tower Corp.	71,467	10,267,664

Retail-Restaurants — 1.2%
Starbucks Corp.	69,018	3,784,947

Semiconductor Equipment — 2.8%
ASML Holding NV	51,675	9,340,256

Transport-Rail — 2.6%
CSX Corp.	167,281	8,435,981

Web Portals/ISP — 5.6%
Alphabet, Inc., Class C†	18,120	18,421,517

Total Long-Term Investment Securities (cost $248,043,608)		323,656,470

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Agencies — 1.5%
Federal Home Loan Bank 0.51% due 11/01/2017 (cost $4,900,000)	$4,900,000	4,900,000

TOTAL INVESTMENTS (cost $252,943,608)	99.7%	328,556,470
Other assets less liabilities	0.3	1,153,950

NET ASSETS	100.0%	$329,710,420

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $976 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,656,470	$—	$—	$323,656,470
Short-Term Investment Securities	—	4,900,000	—	4,900,000

Total Investments at Value	$323,656,470	$4,900,000	$—	$328,556,470

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.9%
Aerospace/Defense — 1.9%
Boeing Co.	7,450	$1,921,951
General Dynamics Corp.	6,573	1,334,187
Northrop Grumman Corp.	4,813	1,422,386

		4,678,524

Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	2,227	416,850

Agricultural Operations — 0.2%
Bunge, Ltd.	6,800	467,704

Airlines — 0.5%
Alaska Air Group, Inc.	800	52,824
Copa Holdings SA, Class A	4,800	591,312
Delta Air Lines, Inc.	12,300	615,369
Southwest Airlines Co.	1,900	102,334

		1,361,839

Applications Software — 2.6%
Microsoft Corp.	78,128	6,498,687

Athletic Footwear — 0.3%
NIKE, Inc., Class B	13,497	742,200

Auto-Cars/Light Trucks — 0.2%
General Motors Co.	12,200	524,356

Banks-Commercial — 0.4%
CIT Group, Inc.	11,900	554,778
Regions Financial Corp.	14,800	229,104
SVB Financial Group†	719	157,662

		941,544

Banks-Super Regional — 1.2%
Capital One Financial Corp.	4,990	459,978
Comerica, Inc.	6,100	479,277
Huntington Bancshares, Inc.	22,363	308,610
KeyCorp	35,729	652,054
PNC Financial Services Group, Inc.	3,000	410,370
SunTrust Banks, Inc.	10,416	627,147

		2,937,436

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,100	391,209

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	22,854	1,050,827
PepsiCo, Inc.	12,689	1,398,708

		2,449,535

Brewery — 0.2%
Molson Coors Brewing Co., Class B	5,034	407,100

Building & Construction Products-Misc. — 0.3%
Louisiana-Pacific Corp.†	13,400	364,212
Owens Corning	4,800	396,912

		761,124

Building Products-Cement — 0.1%
Vulcan Materials Co.	2,939	357,823

Building-Residential/Commercial — 0.3%
Toll Brothers, Inc.	14,900	685,996

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	671	224,228
Comcast Corp., Class A	12,000	432,360
DISH Network Corp., Class A†	14,401	699,025

		1,355,613

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,783	285,880

Chemicals-Diversified — 0.3%
Huntsman Corp.	21,823	698,772

Commercial Services-Finance — 0.8%
H&R Block, Inc.	17,300	428,002
Moody’s Corp.	3,700	526,917
S&P Global, Inc.	7,000	1,095,290

		2,050,209

Computer Services — 1.2%
Accenture PLC, Class A	10,403	1,480,971
DXC Technology Co.	6,754	618,126
International Business Machines Corp.	5,400	831,924

		2,931,021

Computers — 3.4%
Apple, Inc.	39,689	6,709,029
HP, Inc.	76,600	1,650,730

		8,359,759

Containers-Paper/Plastic — 0.2%
Berry Global Group, Inc.†	1,700	101,065
WestRock Co.	5,942	364,423

		465,488

Decision Support Software — 0.1%
MSCI, Inc.	2,800	328,608

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	3,283	636,344

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,000	498,510

Diversified Banking Institutions — 3.4%
Bank of America Corp.	148,636	4,071,140
Citigroup, Inc.	46,893	3,446,636
Morgan Stanley	19,890	994,500

		8,512,276

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	14,710	1,177,094
General Electric Co.	39,938	805,150
Ingersoll-Rand PLC	6,930	613,998

		2,596,242

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	1,977	2,185,139
eBay, Inc.†	40,900	1,539,476
Wayfair, Inc., Class A†	2,700	188,730

		3,913,345

E-Commerce/Services — 0.2%
Expedia, Inc.	4,200	523,572

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	20,400	603,432

Electric-Integrated — 1.2%
AES Corp.	46,600	495,358
American Electric Power Co., Inc.	4,806	357,615
CMS Energy Corp.	5,790	280,062
NextEra Energy, Inc.	6,627	1,027,649

PG&E Corp.	7,306	422,068
Xcel Energy, Inc.	10,266	508,372

		3,091,124

Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	1,389	366,571
Microchip Technology, Inc.	8,269	783,901
NVIDIA Corp.	3,095	640,077
Texas Instruments, Inc.	18,151	1,755,020

		3,545,569

Electronic Forms — 0.2%
Adobe Systems, Inc.†	2,978	521,626

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	5,200	353,756

Enterprise Software/Service — 0.3%
Oracle Corp.	16,500	839,850

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,500	276,625

Finance-Credit Card — 1.1%
Visa, Inc., Class A	25,581	2,813,398

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	9,200	341,320

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	10,900	794,719

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc.	14,200	485,072
Ingredion, Inc.	3,900	488,865
Mondelez International, Inc., Class A	14,082	583,417

		1,557,354

Food-Retail — 0.1%
Kroger Co.	15,492	320,684

Gas-Distribution — 0.2%
UGI Corp.	9,700	464,242

Gold Mining — 0.2%
Newmont Mining Corp.	11,600	419,456

Hotels/Motels — 0.2%
Wyndham Worldwide Corp.	5,700	609,045

Human Resources — 0.3%
ManpowerGroup, Inc.	5,300	653,384

Independent Power Producers — 0.2%
NRG Energy, Inc.	18,100	452,500

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	2,900	582,378

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	7,943	503,030

Insurance-Life/Health — 0.2%
Lincoln National Corp.	4,900	371,322

Insurance-Multi-line — 1.5%
Allstate Corp.	7,900	741,494
Chubb, Ltd.	5,392	813,221
Hartford Financial Services Group, Inc.	22,390	1,232,570
MetLife, Inc.	15,800	846,564

		3,633,849

Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	3,400	338,776
XL Group, Ltd.	6,664	269,692

		608,468

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	2,300	546,135
RenaissanceRe Holdings, Ltd.	3,700	511,932

		1,058,067

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	6,764	1,217,926

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	5,009	784,109

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	18,617	2,528,189

Machinery-Farming — 0.4%
Deere & Co.	8,228	1,093,337

Medical Instruments — 0.5%
Boston Scientific Corp.†	45,216	1,272,378

Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,200	112,536

Medical Products — 0.6%
Baxter International, Inc.	21,800	1,405,446

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	4,700	823,534
Biogen, Inc.†	1,471	458,452
Gilead Sciences, Inc.	20,900	1,566,664
Incyte Corp.†	2,208	250,056
Vertex Pharmaceuticals, Inc.†	5,893	861,733

		3,960,439

Medical-Drugs — 2.4%
Allergan PLC	2,100	372,183
Bristol-Myers Squibb Co.	5,594	344,926
Eli Lilly & Co.	6,721	550,719
Johnson & Johnson	12,820	1,787,236
Merck & Co., Inc.	18,409	1,014,152
Pfizer, Inc.	56,651	1,986,184

		6,055,400

Medical-HMO — 2.6%
Anthem, Inc.	8,650	1,809,667
Centene Corp.†	6,400	599,488
Humana, Inc.	5,950	1,519,333
UnitedHealth Group, Inc.	10,414	2,189,231
WellCare Health Plans, Inc.†	1,860	367,796

		6,485,515

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,900	261,972

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	18,200	254,436

Multilevel Direct Selling — 0.3%
Nu Skin Enterprises, Inc., Class A	9,800	623,378

Multimedia — 1.1%
Walt Disney Co.	27,468	2,686,645

Oil Companies-Exploration & Production — 1.9%
Concho Resources, Inc.†	4,881	655,079
ConocoPhillips	9,400	480,810
Devon Energy Corp.	4,500	166,050
Diamondback Energy, Inc.†	3,330	356,843
EOG Resources, Inc.	15,198	1,517,824
Parsley Energy, Inc., Class A†	10,622	282,545
Pioneer Natural Resources Co.	7,265	1,087,353
RSP Permian, Inc.†	5,496	189,117

		4,735,621

Oil Companies-Integrated — 0.3%
Chevron Corp.	5,524	640,176

Oil Refining & Marketing — 1.3%
Andeavor	5,900	626,816
HollyFrontier Corp.	13,172	486,705
Marathon Petroleum Corp.	9,500	567,530
Valero Energy Corp.	19,650	1,550,189

		3,231,240

Oil-Field Services — 0.3%
Baker Hughes a GE Co., LLC	11,500	361,445
TechnipFMC PLC†	9,800	268,422

		629,867

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	2,400	210,624

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	1,300	79,677

Poultry — 0.2%
Pilgrim’s Pride Corp.†	19,200	610,176

Real Estate Investment Trusts — 0.9%
American Tower Corp.	9,600	1,379,232
Chimera Investment Corp.	7,400	135,420
Equity Commonwealth†	5,000	150,250
GEO Group, Inc.	2,400	62,280
Prologis, Inc.	1,300	83,954
Sunstone Hotel Investors, Inc.	4,400	71,808
Two Harbors Investment Corp.	45,000	441,000

		2,323,944

Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	3,000	424,440

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	5,400	507,006
PVH Corp.	3,500	443,835

		950,841

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,369	807,026

Retail-Building Products — 1.4%
Home Depot, Inc.	16,131	2,674,197
Lowe’s Cos., Inc.	9,853	787,748

		3,461,945

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	12,300	688,554

Retail-Discount — 1.0%
Costco Wholesale Corp.	5,330	858,556
Wal-Mart Stores, Inc.	19,300	1,685,083

		2,543,639

Retail-Jewelry — 0.1%
Tiffany & Co.	2,400	224,688

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	10,117	706,167

Retail-Restaurants — 0.2%
Yum! Brands, Inc.	6,200	461,590

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	12,270	1,120,251
Maxim Integrated Products, Inc.	3,500	183,890

		1,304,141

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	32,000	1,805,760
Lam Research Corp.	4,400	917,708
Teradyne, Inc.	4,600	197,294

		2,920,762

Software Tools — 0.6%
VMware, Inc., Class A†	13,400	1,603,846

Telephone-Integrated — 0.8%
AT&T, Inc.	41,100	1,383,015
Verizon Communications, Inc.	10,100	483,487

		1,866,502

Television — 0.2%
CBS Corp., Class B	8,300	465,796

Tobacco — 0.4%
Philip Morris International, Inc.	9,563	1,000,672

Tools-Hand Held — 0.3%
Snap-on, Inc.	1,300	205,114
Stanley Black & Decker, Inc.	3,507	566,556

		771,670

Transport-Rail — 1.0%
Norfolk Southern Corp.	8,340	1,096,043
Union Pacific Corp.	10,979	1,271,258

		2,367,301

Web Hosting/Design — 0.2%
VeriSign, Inc.†	3,900	419,328

Web Portals/ISP — 1.6%
Alphabet, Inc., Class A†	2,329	2,405,950
Alphabet, Inc., Class C†	1,651	1,678,473

		4,084,423

Total Common Stocks (cost $128,387,977)		149,469,126

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
ING Groep NV 6.87% due 04/16/2022(1)	200,000	222,867

Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	200,000	232,500
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	185,000	185,231
HSBC Holdings PLC 6.38% due 03/30/2025(1)	200,000	218,750

		636,481

Total Preferred Securities/Capital Securities (cost $835,055)		859,348

ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.12% (1 ML+0.88%) due 09/15/2034*(2)	$160,000	160,151
A10 Securitization LLC Series 2016-1, Class A1 2.42% due 03/15/2035*(2)	92,906	92,452
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 1.44% (1 ML+0.20%) due 07/20/2046(3)	214,029	161,118
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	479,812	479,946
Banc of America Commercial Mtg. Trust VRS Series 2007-1, Class AMFX 5.48% due 01/15/2049(2)(4)	150,108	152,221
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.78% due 09/11/2042(2)(4)	9,648	9,645
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(2)	120,000	122,131
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(2)(4)	260,000	261,307
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	109,450	110,096
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,039
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,984
CD Commercial Mtg. Trust Series 2017-CD5, Class A4 3.43% due 08/15/2050(2)	102,000	105,506
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.34% due 11/15/2044(2)(4)	39,599	39,692
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class A 1.98% (1 ML+0.75%) due 05/15/2030*(2)	143,000	143,090
CGDB Commercial Mtg. Trust FRS Series 2017-BIO, Class B 2.18% (1 ML+0.95%) due 05/15/2030*(2)	100,000	100,031
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.03% (1 ML+0.79%) due 07/15/2028*(2)	300,000	300,329
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 2.21% (1 ML+0.97%) due 07/15/2028*(2)	281,000	281,089
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(2)	177,900	178,464
Chicago Skyscraper Trust FRS Series 2017-SKY, Class A 2.04% (1 ML+0.80%) due 02/15/2030*(2)	180,000	180,282
Chicago Skyscraper Trust FRS Series 2017-SKY, Class B 2.44% (1 ML+1.10%) due 02/15/2030*(2)	100,000	100,129
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(2)	90,000	91,398
Citigroup Commercial Mtg. Trust Series 2017-P8, Class A4 3.47% due 09/15/2050(2)	350,000	361,228
Citigroup Commercial Mtg. Trust Series 2017-P7, Class A4 3.71% due 04/14/2050(2)	98,381	103,682
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 2.00% (1 ML+0.76%) due 12/25/2033	33,892	33,694
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	132,204	101,200
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(3)	112,076	104,891
Colony American Homes, Inc. FRS Series 2014-1A, Class A 2.39% (1 ML+1.15%) due 05/17/2031*	87,965	88,285
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(2)	100,000	100,052
COMM Mtg. Trust Series 2015-DC1, Class AM 3.72% due 02/10/2048(2)	180,000	185,456
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(2)	225,000	242,947
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.76% due 02/10/2047(2)(4)	200,000	210,648

Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	266,424	222,133
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.14% (1 ML+0.90%) due 10/25/2034	61,090	60,088
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	30,817	30,060
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 3.35% due 09/25/2034(3)(4)	17,216	17,171
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A4 3.39% due 06/15/2050(2)	85,000	87,156
CSAIL Commercial Mtg. Trust Series 2017-CX9, Class A5 3.45% due 09/15/2050(2)	160,000	164,756
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(2)(4)	165,000	169,758
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	100,000	100,004
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	100,135
Drive Auto Receivables Trust Series 2017-2, Class A3 1.82% due 06/15/2020	81,000	81,008
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	660,000	661,023
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.09% (1 ML+0.86%) due 06/25/2034	148,691	147,548
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,916
Fremont Home Loan Trust FRS Series 2005-C, Class M1 1.96% (1 ML+0.72%) due 07/25/2035	189,589	189,950
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(2)	175,000	175,009
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(2)	60,000	61,635
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.40% (1 ML+0.16%) due 04/25/2036	233,405	177,731
GSAMP Trust FRS Series 2006-NC1, Class A2 1.42% (1 ML+0.18%) due 02/25/2036	11,181	11,177
GSAMP Trust FRS Series 2005-SEA2, Class M1 1.76% (1 ML+0.52%) due 01/25/2045*	115,000	113,644
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.05% due 01/15/2046(2)(4)	90,000	94,916
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(2)(4)	135,000	139,053
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(3)	82,028	83,557
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)(4)	327,310	261,416
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.33% due 09/15/2045(2)(4)	273,671	273,863
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	18,824	18,434
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.09% (1 ML+0.86%) due 07/25/2034	70,024	69,765
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(2)	276,982	275,451
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(2)(4)	137,000	138,482
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.81% due 06/12/2050(2)(4)	24,539	24,539
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	55,959
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	180,025
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(2)	145,000	147,569
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(2)	375,000	394,691

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	415,000	443,843
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class A 2.14% (1 ML+0.90%) due 02/15/2034*(2)	110,000	110,034
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class B 2.59% (1 ML+1.35%) due 02/15/2034*(2)	145,000	145,136
Morgan Stanley Capital I Trust FRS Series 2017-PRME, Class C 2.89% (1 ML+1.65%) due 02/15/2034*(2)	45,000	45,070
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(2)(4)	95,000	95,107
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(2)(4)	140,214	136,984
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(2)	330,000	342,659
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.09% (1 ML+0.86%) due 11/25/2034	29,310	29,267
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.87% (1 ML+0.63%) due 05/25/2035	44,451	44,482
PFP, Ltd. FRS Series 2017-3, Class A 2.29% (1 ML+1.05%) due 01/14/2035*(2)	178,092	178,349
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,784	152,714
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.61% (1 ML+0.37%) due 08/25/2035	189,496	180,135
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	280,000	280,753
UBS Commercial Mtg. Trust Series 2017-C3, ClassA4 3.43% due 08/15/2050(2)	55,000	56,447
UBS Commercial Mtg. Trust VRS Series 2017-C4, Class C 4.60% due 10/15/2050(2)(4)	115,000	115,346
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.29% due 10/15/2044(2)(4)	223,284	222,952
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	77,065	65,270
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 3.36% due 06/25/2035(3)(4)	135,188	137,813
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(3)	2,195	2,224
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	49,584	49,409
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(2)	130,000	132,774

Total Asset Backed Securities (cost $12,946,008)		12,506,573

U.S. CORPORATE BONDS & NOTES — 10.3%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	145,000	150,614
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	55,000	55,883
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	185,000	186,377
Rockwell Collins, Inc. Senior Notes 2.80% due 03/15/2022	165,000	166,845
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	245,000	249,767

		809,486

Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	20,767
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	45,000	46,463
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	130,000	129,855

		197,085

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	60,000	60,841

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	136,672
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	35,000	39,859

		237,372

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	39,534
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	290,406
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	202,923
General Motors Co. Senior Notes 4.20% due 10/01/2027	85,000	86,503
General Motors Co. Senior Notes 5.00% due 04/01/2035	70,000	72,463
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	105,000	105,880
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	61,719

		859,428

Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc. Senior Notes 5.50% due 12/15/2024	100,000	105,500

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	265,650
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	44,371

		310,021

Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	230,000	233,274
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	140,000	139,219
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	258,411
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	120,000	121,144
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	60,000	65,570
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	44,394

		862,012

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	115,000	109,289

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	465,000	479,824
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	71,166

		550,990

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	325,000	336,375
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	15,000	14,877
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	120,000	123,715
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	51,875

		526,842

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	50,000	47,887

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	44,537

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	135,915
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	197,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	55,000	53,186

Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	105,000	104,101
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	80,000	73,447
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	10,000	10,987
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	55,590
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	40,070
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	110,000	108,779
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	246,713
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	69,913

		1,095,726

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	70,000
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	58,034

		128,034

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	120,587
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	72,638
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	200,000	202,900
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	155,000	165,462

		561,587

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	43,000

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	70,431
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	30,000	31,838

		102,269

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	47,391

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/11/2024	180,000	181,861
Apple, Inc. Senior Notes 3.25% due 02/23/2026	300,000	307,240
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	42,800
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	57,833
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	115,053
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	83,578

		788,365

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	120,000	140,820

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	64,814	66,515

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	114,538

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	110,000	113,464
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	105,000	102,776

		216,240

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	15,000	14,936

Bank of America Corp. Senior Notes 2.37% due 07/21/2021	235,000	234,765
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	148,265
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	165,000	164,829
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	295,000	296,456
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	160,000	163,584
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	25,000	26,216
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	123,673
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	15,000	17,167
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	44,453
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	380,000	391,669
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	153,218
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	73,868
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	210,367
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,532
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	200,000	200,126
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	186,442
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	225,000	224,019
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	125,931
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	75,583
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	125,198
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	34,166
Morgan Stanley Senior Notes 2.38% due 07/23/2019	215,000	215,909
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,014
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	258,723
Morgan Stanley Senior Notes 3.59% due 07/22/2028	145,000	145,959
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	91,158
Morgan Stanley Senior Notes 4.30% due 01/27/2045	45,000	47,452
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	42,481

		3,917,159

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	170,865
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	40,143
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	25,000	25,203
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	41,578

		277,789

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	55,000	55,074
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	110,000	110,658
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	120,000	124,389

		290,121

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 3.75% due 08/15/2047	105,000	106,848

Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	42,910

		149,758

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	70,495

Electric-Integrated — 0.6%
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	65,161
CMS Energy Corp. Senior Notes 3.45% due 08/15/2027	110,000	111,765
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	115,000	111,444
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	184,402
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	60,355
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	89,965
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	67,725
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	43,668
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	130,000	133,796
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	50,000	51,034
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	15,000	16,171
PacifiCorp 1st Mtg. Notes 2.95% due 02/01/2022	110,000	112,734
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	80,000	83,037
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	92,051
Southern Power Co. Senior Notes 4.95% due 12/15/2046	40,000	42,915
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	59,989
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	130,673
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	100,045

		1,556,930

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	103,125
Intel Corp. Senior Notes 2.88% due 05/11/2024	117,000	118,262
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	100,000	105,125

		326,512

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	130,313
Oracle Corp. Senior Notes 2.65% due 07/15/2026	100,000	98,119
Oracle Corp. Senior Notes 4.00% due 07/15/2046	65,000	67,154

		295,586

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	60,000	62,400

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,575
Synchrony Financial Senior Notes 3.70% due 08/04/2026	80,000	79,203
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,628

		232,406

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	50,000	50,363
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	95,000	95,516

		145,879

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	69,753
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	86,049

		155,802

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	64,200

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	65,000	69,343
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	35,000	34,177
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	87,000	94,867
McCormick & Co., Inc. Senior Notes 2.70% due 08/15/2022	55,000	55,220

		253,607

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.70% due 08/01/2027	150,000	149,088

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	92,475

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	25,000	26,831
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	80,000	78,013
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,902
Sempra Energy Senior Notes 3.25% due 06/15/2027	75,000	74,477

		209,223

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	61,800

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	94,970
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	206,331

		301,301

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	46,543
MetLife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	39,268
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	107,811
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	51,000	51,141

		244,763

Insurance-Reinsurance — 0.0%
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,553

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	68,656
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	68,331

		136,987

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,563

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	68,738

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.89% due 06/06/2022	30,000	30,067
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	68,413

		98,480

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	150,000	150,199
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	10,000	10,529

Celgene Corp. Senior Notes 4.35% due 11/15/2047	75,000	74,800
Celgene Corp. Senior Notes 5.00% due 08/15/2045	15,000	16,517
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	65,000	66,979

		319,024

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	35,000	36,708
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	25,839
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	80,000	85,728
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.25% due 07/15/2022*	135,000	129,262

		277,537

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,849
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	40,000	46,166
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	46,069

		146,084

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	237,187
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	130,525
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	207,050

		574,762

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	25,000	27,716
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	58,736
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	55,000	52,771
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	29,768
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	90,000	83,915

		252,906

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	103,625

Oil Companies-Exploration & Production — 0.1%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	45,563
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	35,251
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	75,250
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	15,000	16,010
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	61,050
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	95,712

		328,836

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	121,813

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	15,248
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	83,549

		98,797

Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	75,000	77,768
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	135,000	142,213

		219,981

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,250

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	54,000	60,878
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	139,328
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	126,593
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	66,865
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	21,413
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	104,689
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	20,741
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	34,797
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	49,976
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	105,000	106,531
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	15,876

		747,687

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	63,225
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	60,000	64,050

		127,275

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	115,951
American Tower Corp. Senior Notes 3.55% due 07/15/2027	110,000	109,496
American Tower Corp. Senior Notes 4.00% due 06/01/2025	30,000	31,160
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	130,163
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	132,925
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	30,000	30,088
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	60,817
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	109,550
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,759
Ventas Realty LP Company Guar. Notes 3.85% due 04/01/2027	110,000	112,076
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	8,002

		885,987

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	130,000	131,625
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	5,000	5,412
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	48,000	52,680
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	130,000	124,475
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	65,162

		379,354

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.10% due 05/03/2027	50,000	50,106

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	38,000	39,081
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	64,783	79,896

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	102,624

		221,601

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	100,000	76,250

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	55,000	56,161

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	180,000	182,657

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	52,783

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	49,163
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	95,062

		144,225

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	85,000	83,926
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	180,000	186,377
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	200,000	182,808
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	45,000	44,360
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	125,000	130,753
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	50,000	52,220
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	40,000	41,610
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	81,900
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	90,938
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,000	4,548
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	195,000	200,772
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	96,495
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	70,000	71,456
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	190,000	143,450

		1,411,613

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	60,900

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	58,350
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	61,125

		119,475

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,870
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	96,326
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	185,000	185,175
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	85,000	85,211
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	55,000	56,498
Philip Morris International, Inc. Senior Notes 2.38% due 08/17/2022	155,000	153,787
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	39,895
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,142

Philip Morris International, Inc. Senior Notes 4.25% due 11/10/2044	50,000	52,368
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	101,000	108,714

		848,986

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	160,596
Aviation Capital Group LLC Senior Notes 3.50% due 11/01/2027*	90,000	88,830

		249,426

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	72,200
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,291
Union Pacific Corp. Senior Notes 3.60% due 09/15/2037	35,000	35,615
Union Pacific Corp. Senior Notes 4.00% due 04/15/2047	40,000	41,983

		264,089

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	34,121

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	104,884

Total U.S. Corporate Bonds & Notes (cost $25,192,998)		25,659,744

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	65,250

Banks-Commercial — 0.9%
Bank of Montreal Senior Notes 2.35% due 09/11/2022	215,000	213,007
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,639
BPCE SA Senior Notes 3.50% due 10/23/2027*	250,000	247,482
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	217,817
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	260,286
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	340,000	358,047
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	254,889
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,103
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	200,993
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	67,358

		2,225,621

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	15,000	15,769

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	244,125

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Company Guar. Notes 5.63% due 08/01/2024*	200,000	208,000

Diversified Banking Institutions — 0.4%
Credit Agricole SA Senior Notes 2.38% due 07/01/2021*	250,000	249,771
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	204,401
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	70,000	70,021
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	251,610
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	284,601

		1,060,404

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	213,838

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	241,231

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	60,094

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	200,000	202,548
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	196,530

		399,078

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,129
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.95% due 02/01/2022	150,000	156,421

		310,550

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	200,000	196,264

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	256,625

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	103,943
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	105,000	83,947
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	139,425

		327,315

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	154,028
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	85,000	87,097
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	36,807
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	15,000	15,747

		293,679

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	35,000	40,329

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	32,025

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	85,515
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	124,755
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	115,000	119,065
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037*	17,000	17,366
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	79,000	93,760
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	218,680
Petroleos Mexicanos FRS Company Guar. Notes 4.97% (3 ML+3.65%) due 03/11/2022*	169,000	184,210
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	60,000	65,520
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	90,000	92,763
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	38,000	37,433
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	50,000	53,592

		1,092,659

Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC Senior Sec. Notes 4.60% due 11/02/2047*	200,000	204,363

Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	75,000	75,980
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	65,000	72,053

		352,396

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	55,500

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,103

Total Foreign Corporate Bonds & Notes (cost $7,699,396)		7,786,855

U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Mtg. Corp. — 2.8%
3.00% due 08/01/2043	135,720	136,648
3.00% due 12/01/2046	1,269,382	1,272,033
3.00% due November 30 TBA	240,000	240,206
3.50% due 02/01/2030	222,678	232,976
3.50% due 03/01/2031	120,736	126,598
3.50% due 05/01/2042	91,841	94,619
3.50% due 08/01/2042	37,164	38,393
3.50% due 09/01/2044	60,617	62,750
3.50% due 01/01/2045	76,613	79,313
3.50% due 05/01/2045	136,812	141,633
3.50% due 07/01/2045	151,597	156,916
3.50% due 09/01/2047	1,062,549	1,093,053
3.50% due 11/01/2047	240,000	246,890
3.50% due November 30 TBA	450,000	462,604
4.00% due 11/01/2047	1,440,000	1,513,171
4.00% due November 30 TBA	30,000	31,484
4.50% due 10/01/2019	9,124	9,299
5.00% due 03/01/2019	1,976	2,012
5.50% due 07/01/2034	39,360	43,872
Federal National Loan Mtg. Corp.
Multifamily Mtg. Trust VRS
Series 2011-K12, Class B 4.34% due 01/25/2046*(2)(4)	130,000	136,393
Series 2012-K18 Class B 4.26% due 01/25/2045*(2)(4)	220,000	231,666
Series 2010-K10 Class B 4.62% due 11/25/2049*(2)(4)	285,000	300,614
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(5)	45,026	4,099
Series 4097, Class CI 3.00% due 08/15/2027(3)(5)	136,369	12,122
Series 4097, Class HI 3.00% due 08/15/2027(3)(5)	290,572	27,611
Series 4146, Class AI 3.00% due 12/15/2027(3)(5)	74,568	6,673
Series 4207, Class JI 3.00% due 05/15/2028(3)(5)	349,790	32,228
Series 4323, Class IW
3.50% due 04/15/2028(3)(5)	156,494	15,134
Federal Home Loan Mtg. Corp. REMIC FRS Series 4570, Class ST 4.76% (6.00%-1 ML) due 04/15/2046(3)(5)(6)	418,711	90,674

		6,841,684

Federal National Mtg. Assoc. — 6.8%
1.88% due 09/24/2026	815,000	772,177
3.00% due 05/01/2027	32,379	33,267
3.00% due 06/01/2027	37,613	38,646
3.00% due 12/01/2030	158,644	162,889
3.00% due 01/01/2031	332,976	341,464
3.00% due 05/01/2043	296,036	297,814
3.00% due 07/01/2043	927,346	932,813
3.00% due 08/01/2043	482,111	484,932
3.00% due 12/01/2043	494,521	497,488
3.00% due 11/01/2047	2,540,000	2,542,872
3.10% due 01/01/2026	230,000	236,317
3.50% due 11/01/2030	48,307	50,381
3.50% due 12/01/2030	84,391	88,028
3.50% due 01/01/2031	47,638	49,799
3.50% due 02/01/2031	50,460	52,759
3.50% due 03/01/2031	49,199	51,438
3.50% due 03/01/2042	16,422	16,998
3.50% due 08/01/2042	92,880	95,918
3.50% due 09/01/2042	32,612	33,755
3.50% due 10/01/2042	27,873	28,783
3.50% due 12/01/2042	111,493	115,164
3.50% due 02/01/2043	91,441	94,621
3.50% due 08/01/2044	515,175	531,969
3.50% due 03/01/2045	152,682	157,977
3.50% due 07/01/2045	275,105	284,627
3.50% due 08/01/2045	479,471	495,088
3.50% due 10/01/2047	1,529,217	1,573,110
3.50% due November 30 TBA	580,000	596,244
4.00% due 12/01/2041	244,557	259,550
4.00% due 03/01/2042	943,860	1,000,434
4.00% due 12/01/2042	133,544	140,730
4.00% due 02/01/2043	49,711	52,375
4.00% due 03/01/2044	77,856	81,986
4.00% due 04/01/2046	16,152	17,109
4.00% due 11/01/2047	1,040,000	1,093,641
4.00% due November 30 TBA	50,000	52,480
4.50% due 04/01/2041	940,146	1,012,692
4.50% due 09/01/2041	155,826	167,875
4.50% due 10/01/2042	145,741	158,597
4.50% due 06/01/2044	565,972	609,754
5.00% due 03/01/2018	672	683
5.00% due 04/01/2018	380	386
5.00% due 07/01/2018	1,011	1,027
5.00% due 08/01/2018	1,000	1,016
5.00% due 06/01/2019	4,602	4,681
5.00% due 08/01/2035	74,273	81,463
5.00% due 09/01/2041	155,962	169,563
5.50% due 04/01/2037	242,691	270,661
6.50% due 10/01/2039	24,315	27,793

Federal National Mtg. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(3)(5)	224,778	28,970
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI 3.00% due 11/25/2027(3)(5)	249,673	22,589
Series 2012-144, Class EI 3.00% due 01/25/2028(3)(5)	61,463	5,519
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(5)	125,617	11,569
Series 2012-150, Class BI 3.00% due 01/25/2028(3)(5)	150,181	13,738
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(5)	117,726	10,612
Series 2013-9, Class IO 3.00% due 02/25/2028(3)(5)	53,386	4,854
Series 2013-15, Class QI 3.00% due 03/25/2028(3)(5)	52,505	4,889
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(5)	221,219	23,280
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	433,200	448,483
Series 2017-49, Classs JA 4.00% due 07/25/2053(3)	422,145	443,808
Series 2010-116, Class BI 5.00% due 08/25/2020(3)(5)	29,875	945
Federal Home Loan Mtg. Corp. REMIC FRS
Series 2016-38, Class SA 4.76% (6.00%-1 ML) due 06/25/2046(3)(5)(6)	443,037	94,695
Series 2016-63, Class AS 4.76% (6.00%-1 ML) due 06/25/2046(3)(5)(6)	359,122	79,992

		17,055,777

Government National Mtg. Assoc. — 1.9%
3.50% due 01/20/2043	1,112,459	1,160,287
3.50% due 05/20/2043	556,280	580,197
3.50% due 04/20/2046	61,320	63,693
3.50% due 05/20/2046	55,873	58,030
3.50% due 01/20/2047	371,674	386,001
3.50% due 08/20/2047	79,627	82,696
4.00% due 05/20/2047	1,254,729	1,318,811
4.50% due 05/15/2039	38,861	42,097
4.50% due 07/15/2040	4,246	4,535
4.50% due 07/20/2040	19,101	20,534
4.50% due 10/20/2040	116,602	125,348
4.50% due 08/20/2045	84,387	89,549
5.00% due 10/20/2039	79,292	87,551
5.00% due 06/15/2040	96,866	105,873
5.00% due 07/20/2040	40,581	44,399
5.50% due 01/15/2034	55,985	62,008
7.50% due 01/15/2032	34,316	41,378
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA 3.00% due 12/16/2039(3)	71,631	73,048
Series 2010-116, Class HB 4.00% due 09/20/2040(3)	251,113	265,158
Government National Mtg. Assoc. REMIC FRS Series 2005-C, Class M1 4.96% (6.20%-1 ML) due 10/20/2045(3)(5)(6)	360,916	82,628

		4,693,821

Total U.S. Government Agencies (cost $28,893,454)		28,591,282

U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 2.0%
2.25% due 08/15/2027	757,500	749,156
2.25% due 08/15/2046	953,000	835,550
2.50% due 02/15/2045	207,500	193,024
2.88% due 11/15/2046	475,000	475,000
3.00% due 05/15/2045	765,000	785,260
3.00% due 11/15/2045	164,400	168,626
3.00% due 02/15/2047	750,000	768,779
3.00% due 05/15/2047	295,000	302,409
4.50% due 02/15/2036	580,000	742,559

		5,020,363

United States Treasury Notes — 3.9%
1.38% due 09/15/2020	346,000	342,770
1.50% due 07/15/2020	2,510,000	2,496,470
1.63% due 10/15/2020	1,100,000	1,096,992
1.63% due 08/31/2022	120,000	117,909
1.88% due 02/28/2022	815,000	812,644
1.88% due 09/30/2022	505,000	501,706
2.00% due 12/31/2021	1,030,000	1,033,179
2.00% due 11/15/2026	640,000	621,550
2.38% due 05/15/2027	890,000	890,417
0.13% due 04/15/2019 TIPS(7)	932,444	934,846
0.13% due 07/15/2026 TIPS(7)	921,753	895,712

		9,744,195

Total U.S. Government Treasuries (cost $14,786,379)		14,764,558

MUNICIPAL BONDS & NOTES — 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	302,980
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	134,412
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	177,282

Total Municipal Bonds & Notes (cost $519,259)		614,674

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	400,000	399,281

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	217,624
Republic of Colombia Senior Notes 5.00% due 06/15/2045	270,000	277,762

		495,386

Total Foreign Government Obligations (cost $864,078)		894,667

Total Long-Term Investment Securities (cost $220,124,604)		241,146,827

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Treasuries — 1.5%
United States Treasury Bills 0.97% due 11/16/2017	3,500,000	3,498,600
1.01% due 12/28/2017(8)	190,000	189,687

Total Short-Term Investment Securities (cost $3,688,282)		3,688,287

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017 to be repurchased 11/01/2017 in the amount of $7,811,026 and collateralized by $8,505,000 of United States Treasury Bonds, bearing interest at 2.50%, due 05/15/2046 and having an approximate value of $7,967,586 (cost $7,811,000)	7,811,000	7,811,000

TOTAL INVESTMENTS (cost $231,623,886)	101.2%	252,646,114
Liabilities in excess of other assets	(1.2)	(2,927,858)

NET ASSETS	100.0%	$249,718,256

#	Effective October 9, 2017, the Portfolio’s name changed to SA JPMorgan Balanced Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $14,205,576 representing 5.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2017.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
27	Long	S&P 500 E-Mini Index	December 2017	3,414,659	$3,473,145	$58,486
105	Long	U.S. Treasury 2 Year Notes	December 2017	22,649,887	22,612,734	(37,153)
17	Long	U.S. Treasury 5 Year Notes	December 2017	1,996,004	1,992,187	(3,817)
8	Long	U.S. Treasury 10 Year Notes	December 2017	1,015,143	999,500	(15,643)
5	Long	U.S. Ultra Bonds	December 2017	823,480	823,906	426
5	Short	U.S. Treasury Long Bonds	December 2017	761,801	762,344	(543)
41	Short	U.S. Treasury 10 Year Ultra Notes	December 2017	5,550,851	5,490,797	60,054

						$61,810

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$149,469,126	$—	$—	$149,469,126
Preferred Securities/Capital Securities	—	859,348	—	859,348
Asset Backed Securities	—	12,506,573	—	12,506,573
U.S. Corporate Bonds & Notes	—	25,659,744	—	25,659,744
Foreign Corporate Bonds & Notes	—	7,786,855	—	7,786,855
U.S. Government Agencies	—	28,591,282	—	28,591,282
U.S. Government Treasuries	—	14,764,558	—	14,764,558
Municipal Bonds & Notes	—	614,674	—	614,674
Foreign Government Obligations	—	894,667	—	894,667
Short-Term Investment Securities	—	3,688,287	—	3,688,287
Repurchase Agreements	—	7,811,000	—	7,811,000

Total Investments at Value	$149,469,126	$103,176,988	$—	$252,646,114

Other Financial Instruments:+
Futures Contracts	$118,966	$—	$—	$118,966

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$57,156	$—	$—	$57,156

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Bermuda — 0.9%
Haier Electronics Group Co., Ltd.	512,000	$1,348,681
Nine Dragons Paper Holdings, Ltd.	919,000	1,686,887

		3,035,568

Brazil — 8.3%
Banco do Brasil SA	382,868	4,030,806
Braskem SA, Class A (Preference Shares)	111,426	1,783,470
Cia de Saneamento de Minas Gerais-COPASA	41,419	498,856
Cia. de Saneamento do Parana (Preference Shares)	120,965	401,208
EDP—Energias do Brasil SA	284,579	1,252,694
Fibria Celulose SA	84,929	1,358,843
Itau Unibanco Holding SA ADR	465,298	5,960,467
Kroton Educacional SA	632,705	3,479,462
M. Dias Branco SA	47,192	694,615
Metalurgica Gerdau SA (Preference Shares)†	683,420	1,067,550
MRV Engenharia e Participacoes SA	446,866	1,728,015
Transmissora Alianca de Energia Eletrica SA	127,860	801,250
Vale SA ADR	570,670	5,586,859

		28,644,095

Cayman Islands — 15.3%
AAC Technologies Holdings, Inc.	215,000	3,935,447
Alibaba Group Holding, Ltd. ADR†	49,102	9,078,469
Geely Automobile Holdings, Ltd.	939,000	2,906,767
General Interface Solution Holding, Ltd.	265,000	2,429,500
IGG, Inc.	1,568,000	2,102,351
Jiangnan Group, Ltd.	2,188,000	182,301
Kingboard Chemical Holdings, Ltd.	195,500	1,159,007
Kingboard Laminates Holdings, Ltd.	648,000	1,088,112
Lee & Man Paper Manufacturing, Ltd.	946,000	1,154,398
NetEase, Inc. ADR	19,426	5,476,578
Nexteer Automotive Group, Ltd.	414,000	809,808
Tencent Holdings, Ltd.	341,300	15,303,245
WH Group, Ltd.*	3,241,500	3,282,468
Xinyi Glass Holdings, Ltd.	1,130,000	1,093,586
Xinyi Solar Holdings, Ltd.	1,568,000	542,672
YY, Inc., ADR†	19,140	1,730,065
Zhongsheng Group Holdings, Ltd.	298,500	612,963

		52,887,737

China — 11.9%
Air China, Ltd., Class H	1,280,000	1,219,063
Anhui Conch Cement Co., Ltd.	457,000	1,953,617
China Construction Bank Corp.	9,551,000	8,520,901
China Merchants Bank Co., Ltd.	990,000	3,775,284
Guangzhou Automobile Group Co., Ltd.	1,658,000	4,123,004
Huadian Power International Corp., Ltd.	1,758,000	730,115
Huaneng Power International, Inc.	1,648,000	1,102,694
Industrial & Commercial Bank of China, Ltd.	8,396,000	6,661,784
PICC Property & Casualty Co., Ltd.	1,660,000	3,289,615
Ping An Insurance Group Co. of China, Ltd.	767,500	6,739,015
Shenzhen Expressway Co., Ltd.	938,000	959,474
Yirendai, Ltd. ADR	16,300	707,257
Zhejiang Expressway Co., Ltd.	1,090,000	1,348,284

		41,130,107

Cyprus — 0.2%
Ros Agro PLC GDR	60,216	722,592

Hong Kong — 1.0%
BYD Electronic International Co., Ltd.	370,000	1,000,718
China Overseas Land & Investment, Ltd.	470,000	1,524,214
China Power International Development, Ltd.	2,940,000	934,601

		3,459,533

Hungary — 1.4%
MOL Hungarian Oil & Gas PLC	132,859	1,590,973
OTP Bank PLC	81,433	3,284,018

		4,874,991

India — 3.5%
HDFC Bank, Ltd. ADR	50,240	4,637,152
Infosys, Ltd. ADR	232,745	3,456,263
Reliance Industries, Ltd. GDR*	134,439	3,858,400

		11,951,815

Indonesia — 1.2%
Bank Negara Indonesia Persero Tbk PT	3,125,200	1,751,264
Bank Rakyat Indonesia Persero Tbk PT	2,169,200	2,495,080

		4,246,344

Jersey — 0.2%
United Co. RUSAL PLC	1,217,000	784,668

Malaysia — 2.0%
AirAsia Bhd	2,146,800	1,693,708
CIMB Group Holdings Bhd	1,429,400	2,073,111
Genting Bhd	429,700	918,574
Malayan Banking Bhd	1,005,900	2,197,845

		6,883,238

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	181,100	1,073,087

Netherlands — 0.5%
X5 Retail Group NV GDR†	40,857	1,679,223

Panama — 0.9%
Copa Holdings SA, Class A	25,556	3,148,244

Poland — 1.7%
Jastrzebska Spolka Weglowa SA†	26,540	713,819
KGHM Polska Miedz SA	54,690	1,847,316
Polski Koncern Naftowy Orlen SA	96,089	3,397,479

		5,958,614

Russia — 6.3%
Aeroflot PJSC†	272,975	840,444
Alrosa PJSC†	1,967,593	2,543,942
Magnitogorsk Iron & Steel OJSC†	1,208,406	909,093

MMC Norilsk Nickel PJSC ADR	181,973	3,358,676
Mobile TeleSystems PJSC ADR	234,964	2,492,968
RusHydro PJSC†	56,302,900	783,680
Sberbank of Russia PJSC ADR	423,237	6,069,218
Severstal PJSC GDR	102,992	1,570,628
Surgutneftegas OJSC (Preference Shares)†	3,138,489	1,567,098
Tatneft PJSC ADR	38,163	1,690,621

		21,826,368

South Africa — 2.1%
Kumba Iron Ore, Ltd.	47,394	911,762
Naspers, Ltd., Class N	7,982	1,944,867
Nedbank Group, Ltd.	57,589	844,646
Novus Holdings, Ltd.	3,002	1,486
Standard Bank Group, Ltd.	310,905	3,606,289

		7,309,050

South Korea — 19.2%
Hana Financial Group, Inc.	92,497	3,958,791
Hyosung Corp.	19,496	2,340,529
Hyundai Engineering & Construction Co., Ltd.	34,235	1,156,598
Hyundai Marine & Fire Insurance Co., Ltd.	40,676	1,646,500
Industrial Bank of Korea	171,470	2,349,323
Korea Electric Power Corp.	83,068	2,906,472
KT&G Corp.	43,720	4,136,493
LG Chem, Ltd.	3,299	1,188,152
LG Uplus Corp.	155,778	1,786,716
NCSoft Corp.	6,742	2,566,576
POSCO	11,451	3,326,907
S-Oil Corp.	23,643	2,711,765
Samsung Electronics Co., Ltd.	8,999	22,120,985
SFA Engineering Corp.	19,848	721,923
Shinhan Financial Group Co., Ltd.	93,481	4,188,643
SK Hynix, Inc.	69,636	5,109,188
SK Innovation Co., Ltd.	24,569	4,495,600

		66,711,161

Taiwan — 11.8%
Accton Technology Corp.	363,000	1,169,900
Catcher Technology Co., Ltd.	190,000	2,015,949
Coretronic Corp.	418,400	500,812
CTBC Financial Holding Co., Ltd.	5,204,000	3,330,201
Elite Material Co., Ltd.	315,000	1,253,336
FLEXium Interconnect, Inc.	499,963	1,914,678
Fubon Financial Holding Co., Ltd.	2,155,000	3,433,338
Grape King Bio, Ltd.	42,000	241,615
Largan Precision Co., Ltd.	25,000	4,737,313
Merry Electronics Co., Ltd.	474,000	3,614,781
Pegatron Corp.	562,000	1,453,472
Phison Electronics Corp.	65,000	772,642
Taiwan Semiconductor Manufacturing Co., Ltd.	132,000	1,063,546
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	366,941	15,532,613

		41,034,196

Thailand — 4.1%
Kiatnakin Bank PCL	502,700	1,146,283
Krung Thai Bank PCL NVDR	5,225,400	2,862,802
PTT Global Chemical PCL NVDR	724,500	1,744,732
PTT PCL NVDR	335,000	4,235,400
Star Petroleum Refining PCL NVDR	2,484,600	1,301,386
Thai Oil PCL NVDR	601,100	1,845,641
Tisco Financial Group PCL	453,500	1,197,912

		14,334,156

Turkey — 4.7%
Akbank Turk AS	927,686	2,447,875
Eregli Demir ve Celik Fabrikalari TAS	572,474	1,343,074
Petkim Petrokimya Holding AS	1,233,179	2,158,482
Tekfen Holding AS	359,462	1,213,826
Tupras Turkiye Petrol Rafinerileri AS	106,300	3,824,900
Turkcell Iletisim Hizmetleri AS	763,700	2,852,639
Turkiye Halk Bankasi AS	848,655	2,474,232

		16,315,028

United Kingdom — 0.2%
Evraz PLC	161,812	620,017

Total Common Stocks (cost $250,112,941)		338,629,832

REGISTERED INVESTMENT COMPANIES — 0.6%
JPMorgan Indian Investment Trust PLC† (cost$1,705,081)	193,828	1,956,488

Total Long-Term Investment Securities (cost $251,818,022)		340,586,320

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $5,212,000)	$5,212,000	5,212,000

TOTAL INVESTMENTS (cost $257,030,022)	99.8%	345,798,320
Other assets less liabilities	0.2	797,761

NET ASSETS	100.0%	$346,596,081

#	Effective October 9, 2017, the Portfolio’s name changed to SA JPMorgan Emerging Markets Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $7,140,868 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Industry Allocation*

Banks-Commercial	18.8%
Electronic Components-Semiconductors	8.1
Oil Refining & Marketing	6.2
Semiconductor Components-Integrated Circuits	4.8
Diversified Financial Services	4.7
Internet Application Software	4.4
Oil Companies-Integrated	2.7
Steel-Producers	2.7
E-Commerce/Products	2.6
Entertainment Software	2.2
Auto-Cars/Light Trucks	2.1
Electronic Components-Misc.	2.0
Cellular Telecom	2.0
Airlines	2.0
Insurance-Multi-line	1.9
Metal-Iron	1.9
Time Deposits	1.5
Metal-Diversified	1.5
Electric-Integrated	1.4
Insurance-Property/Casualty	1.4
Photo Equipment & Supplies	1.4
Internet Content-Entertainment	1.2
Tobacco	1.2
Chemicals-Diversified	1.1
Industrial Audio & Video Products	1.0
Schools	1.0
Computer Services	1.0
Food-Meat Products	1.0
Petrochemicals	0.8
Electric-Generation	0.8
Diamonds/Precious Stones	0.7
Computers-Other	0.7
Banks-Special Purpose	0.7
Metal Products-Distribution	0.7
Public Thoroughfares	0.7
Metal Processors & Fabrication	0.6
Closed-End Funds	0.6
Building Products-Cement	0.6
Multimedia	0.6
Circuit Boards	0.5
Building-Residential/Commercial	0.5
Paper & Related Products	0.5
Food-Retail	0.5
Real Estate Operations & Development	0.4
Forestry	0.4
Appliances	0.4
Diversified Operations	0.4
Networking Products	0.3
Chemicals-Other	0.3
Building-Heavy Construction	0.3
Containers-Paper/Plastic	0.3
Building Products-Doors & Windows	0.3
Chemicals-Specialty	0.3
Telecommunication Equipment	0.3
Casino Hotels	0.3
Water	0.3
Auto/Truck Parts & Equipment-Original	0.2
Electric-Transmission	0.2
Metal-Aluminum	0.2
Food-Misc./Diversified	0.2
Industrial Automated/Robotic	0.2
Coal	0.2
Finance-Consumer Loans	0.2
Food-Confectionery	0.2
Retail-Automobile	0.2
Energy-Alternate Sources	0.2
Beverages-Non-alcoholic	0.1
Wire & Cable Products	0.1

99.8%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant
			Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$15,182,111	$6,644,257	$—	$21,826,368
Other Countries	316,803,464	—	—	316,803,464
Registered Investment Companies	1,956,488	—	—	1,956,488
Short-Term Investment Securities	—	5,212,000	—	5,212,000

Total Investments at Vaule	$333,942,063	$11,856,257	$—	$345,798,320

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $93,277,147 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investmemts

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
General Dynamics Corp.	83,271	$16,902,348

Apparel Manufacturers — 0.3%
VF Corp.	46,639	3,248,406

Applications Software — 2.5%
Microsoft Corp.	345,453	28,734,781

Banks-Commercial — 2.5%
BB&T Corp.	325,910	16,047,808
Cullen/Frost Bankers, Inc.	68,523	6,749,516
M&T Bank Corp.	32,311	5,388,505

		28,185,829

Banks-Fiduciary — 1.0%
Northern Trust Corp.	118,701	11,100,918

Banks-Super Regional — 7.7%
Capital One Financial Corp.	130,634	12,041,842
PNC Financial Services Group, Inc.	226,063	30,923,158
US Bancorp	255,233	13,879,571
Wells Fargo & Co.	567,315	31,849,064

		88,693,635

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	83,031	3,817,765
Dr Pepper Snapple Group, Inc.	123,913	10,614,388
PepsiCo, Inc.	91,315	10,065,652

		24,497,805

Brewery — 0.7%
Molson Coors Brewing Co., Class B	100,905	8,160,187

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	261,303	9,414,747

Chemicals-Diversified — 2.2%
DowDuPont, Inc.	157,210	11,367,855
PPG Industries, Inc.	118,090	13,726,782

		25,094,637

Chemicals-Specialty — 0.3%
International Flavors & Fragrances, Inc.	19,929	2,937,933

Coatings/Paint — 0.5%
RPM International, Inc.	109,838	5,857,661

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	52,034	6,049,473
S&P Global, Inc.	18,577	2,906,743

		8,956,216

Computer Services — 0.5%
Accenture PLC, Class A	39,247	5,587,203

Computers — 2.7%
Apple, Inc.	183,411	31,003,796

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	43,487	4,892,722

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	25,912	2,237,242

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	125,018	11,596,670

Diagnostic Equipment — 0.9%
Abbott Laboratories	194,962	10,572,789

Diversified Banking Institutions — 3.4%
Bank of America Corp.	1,411,806	38,669,366

Diversified Manufacturing Operations — 4.2%
3M Co.	43,895	10,104,190
Dover Corp.	149,862	14,310,322
General Electric Co.	283,111	5,707,518
Illinois Tool Works, Inc.	118,813	18,596,611

		48,718,641

Electric-Integrated — 3.6%
CMS Energy Corp.	193,287	9,349,292
DTE Energy Co.	17,235	1,903,778
Edison International	112,515	8,995,574
NextEra Energy, Inc.	64,345	9,977,979
Xcel Energy, Inc.	233,555	11,565,644

		41,792,267

Electronic Components-Semiconductors — 1.9%
Texas Instruments, Inc.	220,309	21,301,677

Finance-Credit Card — 0.7%
Discover Financial Services	122,697	8,163,031

Finance-Other Services — 2.2%
CME Group, Inc.	180,163	24,712,959

Food-Misc./Diversified — 1.6%
Kraft Heinz Co.	94,216	7,285,723
Mondelez International, Inc., Class A	254,804	10,556,530

		17,842,253

Gas-Distribution — 0.6%
NiSource, Inc.	244,435	6,445,751

Hotels/Motels — 0.3%
Wyndham Worldwide Corp.	36,590	3,909,642

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	59,785	9,531,523

Instruments-Controls — 1.3%
Honeywell International, Inc.	101,690	14,659,630

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	111,428	7,056,735

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	112,427	12,418,686

Insurance-Multi-line — 4.9%
Chubb, Ltd.	80,503	12,141,463
Cincinnati Financial Corp.	66,614	4,674,304
Hartford Financial Services Group, Inc.	356,024	19,599,121
MetLife, Inc.	377,752	20,239,952

		56,654,840

Insurance-Property/Casualty — 2.5%
Progressive Corp.	117,473	5,715,062
Travelers Cos., Inc.	171,500	22,715,175

		28,430,237

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	48,467	2,524,161

Investment Management/Advisor Services — 4.0%
Ameriprise Financial, Inc.	37,520	5,873,381
BlackRock, Inc.	58,588	27,584,988
T. Rowe Price Group, Inc.	132,610	12,319,469

		45,777,838

Medical Products — 1.1%
Becton Dickinson and Co.	57,909	12,083,871

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc.	64,174	4,810,483

Medical-Drugs — 8.3%
AbbVie, Inc.	30,119	2,718,240
Bristol-Myers Squibb Co.	179,986	11,097,937
Eli Lilly & Co.	109,250	8,951,945
Johnson & Johnson	227,871	31,767,496
Merck & Co., Inc.	338,948	18,672,645
Pfizer, Inc.	617,023	21,632,826

		94,841,089

Multimedia — 0.3%
Time Warner, Inc.	29,602	2,909,581

Non-Hazardous Waste Disposal — 1.3%
Republic Services, Inc.	237,667	15,464,992

Oil Companies-Exploration & Production — 4.1%
ConocoPhillips	446,233	22,824,818
Occidental Petroleum Corp.	377,888	24,400,228

		47,225,046

Oil Companies-Integrated — 4.5%
Chevron Corp.	277,965	32,213,364
Exxon Mobil Corp.	239,288	19,944,655

		52,158,019

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	84,494	6,665,732

Oil-Field Services — 0.6%
Schlumberger, Ltd.	115,795	7,410,880

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	28,046	3,476,582
AvalonBay Communities, Inc.	49,684	9,009,200
Boston Properties, Inc.	33,943	4,113,213
Simon Property Group, Inc.	68,196	10,592,884

		27,191,879

Retail-Auto Parts — 1.0%
Genuine Parts Co.	135,849	11,985,957

Retail-Building Products — 1.9%
Home Depot, Inc.	132,880	22,028,846

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	92,769	6,147,802

Retail-Restaurants — 0.5%
McDonald’s Corp.	31,915	5,326,933

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	170,733	15,587,923
QUALCOMM, Inc.	134,654	6,868,700

		22,456,623

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	109,839	11,960,369

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	337,120	16,137,934

Tobacco — 2.1%
Altria Group, Inc.	222,273	14,274,372
Philip Morris International, Inc.	97,617	10,214,643

		24,489,015

Tools-Hand Held — 1.1%
Snap-on, Inc.	14,489	2,286,074
Stanley Black & Decker, Inc.	60,816	9,824,825

		12,110,899

Transport-Rail — 2.0%
Norfolk Southern Corp.	67,548	8,877,158
Union Pacific Corp.	118,480	13,718,799

		22,595,957

Total Long-Term Investment Securities (cost $887,780,051)		1,142,286,669

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $4,935,000)	$4,935,000	4,935,000

TOTAL INVESTMENTS (cost $892,715,051)	100.0%	1,147,221,669
Other assets less liabilities	0.0	108,772

NET ASSETS	100.0%	$1,147,330,441

#	Effective October 9, 2017, the Portfolio’s name changed to SA JPMorgan Equity-Income Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,142,286,669	$—	$—	$1,142,286,669
Short-Term Investment Securities	—	4,935,000	—	4,935,000

Total Investments at Value	$1,142,286,669	$4,935,000	$—	$1,147,221,669

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.2%
Australia — 2.4%
AGL Energy, Ltd.	195,576	$3,782,516
Fortescue Metals Group, Ltd.	142,716	506,817
Orica, Ltd.	256,895	4,103,346
Qantas Airways, Ltd.	949,551	4,469,443
Regis Resources, Ltd.	225,897	672,543

		13,534,665

Austria — 0.2%
Erste Group Bank AG	13,917	598,032
Lenzing AG	2,943	398,351

		996,383

Belgium — 0.4%
KBC Group NV	25,032	2,079,294

Bermuda — 0.2%
Luk Fook Holdings International, Ltd.	229,000	968,672

British Virgin Islands — 0.4%
Nomad Foods, Ltd.	148,280	2,239,028

Canada — 4.0%
Bank of Nova Scotia	32,164	2,076,287
Canadian Imperial Bank of Commerce	53,382	4,698,907
Canadian National Railway Co.	22,147	1,782,094
Celestica, Inc.†	36,901	370,412
Cogeco Communications, Inc.	9,729	699,453
Constellation Software, Inc.	3,719	2,115,860
Maple Leaf Foods, Inc.	19,555	507,178
Rogers Communications, Inc., Class B	77,259	4,008,773
Royal Bank of Canada	77,116	6,029,526

		22,288,490

Cayman Islands — 0.7%
WH Group, Ltd.*	1,964,000	1,988,823
Xinyi Glass Holdings, Ltd.	1,698,000	1,643,282

		3,632,105

Denmark — 3.1%
Danske Bank A/S	113,178	4,317,533
Dfds A/S	47,397	2,748,889
Novo Nordisk A/S, Class B	61,765	3,072,659
Schouw & Co AB	12,391	1,288,900
Topdanmark A/S†	39,983	1,643,570
Vestas Wind Systems A/S	45,042	3,973,102

		17,044,653

Finland — 0.7%
Outokumpu Oyj	193,274	1,828,097
UPM-Kymmene Oyj	64,291	1,932,145

		3,760,242

France — 1.8%
BNP Paribas SA	21,429	1,673,423
Cie Generale des Etablissements Michelin	31,666	4,581,257
Eurazeo SA	21,637	2,011,519
Neopost SA	20,285	747,621
Schneider Electric SE	6,310	554,572
Vinci SA	5,681	556,202

		10,124,594

Germany — 1.9%
Aurubis AG	6,175	505,304
Covestro AG*	52,641	5,050,220
Deutsche Lufthansa AG	19,883	634,603
Uniper SE	163,259	4,586,953

		10,777,080

Hong Kong — 0.1%
CK Asset Holdings, Ltd.	76,000	624,939

Ireland — 1.6%
Allergan PLC	23,915	4,238,455
Eaton Corp. PLC	12,748	1,020,095
Ingersoll-Rand PLC	23,271	2,061,811
Medtronic PLC	17,845	1,436,879

		8,757,240

Japan — 8.8%
Bandai Namco Holdings, Inc.	53,000	1,806,209
Bridgestone Corp.	55,100	2,611,925
Haseko Corp.	41,400	597,124
Kajima Corp.	247,000	2,548,094
Kansai Electric Power Co., Inc.	148,300	2,018,330
KDDI Corp.	18,400	489,350
Kinden Corp.	31,300	525,773
Kirin Holdings Co., Ltd.	109,300	2,599,726
Matsumotokiyoshi Holdings Co., Ltd.	28,400	2,033,121
Mitsubishi Chemical Holdings Corp.	73,100	757,005
Mitsubishi Corp.	77,900	1,814,504
Mitsubishi UFJ Financial Group, Inc.	420,100	2,817,169
Mitsui Chemicals, Inc.	19,800	605,989
Morinaga Milk Industry Co., Ltd.	14,400	552,166
Nichias Corp.	97,000	1,258,300
Nippon Telegraph & Telephone Corp.	42,000	2,021,600
Obayashi Corp.	195,500	2,544,655
Open House Co., Ltd.	38,800	1,487,780
ORIX Corp.	131,000	2,233,354
Penta-Ocean Construction Co., Ltd.	348,000	2,286,232
Shimizu Corp.	198,600	2,321,265
Subaru Corp.	45,000	1,538,719
Sumitomo Corp.	38,200	548,786
Sumitomo Mitsui Financial Group, Inc.	28,600	1,136,152
Sumitomo Rubber Industries, Ltd.	113,500	2,140,134
Taisei Corp.	57,200	3,154,162
Takasago Thermal Engineering Co., Ltd.	34,900	611,721
Tokyo Electron, Ltd.	14,800	2,571,338
Tosoh Corp.	24,500	525,315
Yamaha Motor Co., Ltd.	18,600	551,269

		48,707,267

Luxembourg — 0.4%
ArcelorMittal†	76,335	2,188,736

Netherlands — 3.4%
ASR Nederland NV	109,160	4,475,855
Euronext NV*	32,456	1,928,502
ING Groep NV	222,350	4,107,808
Philips Lighting NV*	100,549	3,809,473
Unilever NV CVA	82,118	4,773,668

		19,095,306

New Zealand — 0.1%
Air New Zealand, Ltd.	315,148	711,664

Panama — 0.7%
Carnival Corp.	29,484	1,957,443
Copa Holdings SA, Class A	15,958	1,965,866

		3,923,309

Singapore — 1.3%
Oversea-Chinese Banking Corp., Ltd.	526,800	4,599,017
Venture Corp., Ltd.	184,100	2,632,315

		7,231,332

Spain — 0.5%
Amadeus IT Group SA	33,566	2,277,536
International Consolidated Airlines Group SA	68,516	578,629

		2,856,165

Sweden — 1.8%
Electrolux AB, Series B	105,214	3,720,096
JM AB	114,356	3,017,475
Loomis AB, Series B	71,886	2,884,319
Peab AB	41,258	400,424

		10,022,314

Switzerland — 2.0%
ABB, Ltd.†	70,699	1,848,173
Adecco Group AG†	53,538	4,247,515
Baloise Holding AG†	26,845	4,232,665
GAM Holding AG	34,221	533,390

		10,861,743

United Kingdom — 4.6%
3i Group PLC	303,793	3,877,469
Barratt Developments PLC	163,084	1,417,647
Berkeley Group Holdings PLC	11,215	557,230
Burberry Group PLC	84,280	2,129,032
JD Sports Fashion PLC	106,523	505,927
Legal & General Group PLC	1,240,876	4,400,345
Lloyds Banking Group PLC	2,568,289	2,329,422
Persimmon PLC	116,405	4,331,984
Polypipe Group PLC	256,867	1,407,276
Rio Tinto PLC	11,441	539,208
Savills PLC	164,014	2,032,402
Taylor Wimpey PLC	708,647	1,877,673

		25,405,615

United States — 58.1%
Aaron’s, Inc.	13,258	487,894
AbbVie, Inc.	70,605	6,372,101
Adobe Systems, Inc.†	14,847	2,600,601
AES Corp.	193,399	2,055,831
Aetna, Inc.	14,340	2,438,230
Alcoa Corp.†	53,377	2,550,353
Allison Transmission Holdings, Inc.	109,839	4,667,059
Alphabet, Inc., Class C†	10,878	11,059,010
Altria Group, Inc.	44,436	2,853,680
Amazon.com, Inc.†	3,515	3,885,059
AMC Networks, Inc., Class A†	64,640	3,288,883
Amgen, Inc.	31,555	5,529,067
Andeavor	21,637	2,298,715
Anthem, Inc.	24,653	5,157,654
Apple, Inc.	91,791	15,516,351
Applied Materials, Inc.	54,268	3,062,343
Baker Hughes a GE Co., LLC	29,981	942,303
Bank of America Corp.	229,955	6,298,467
Baxter International, Inc.	75,106	4,842,084
Best Buy Co., Inc.	36,006	2,015,616
Big Lots, Inc.	21,087	1,081,974
Biogen, Inc.†	9,035	2,815,848
Boeing Co.	23,915	6,169,592
CACI International, Inc., Class A†	16,141	2,320,269
Cadence Design Systems, Inc.†	97,852	4,223,292
CBS Corp., Class B	31,009	1,740,225
Celgene Corp.†	25,473	2,572,009
CenterPoint Energy, Inc.	62,962	1,862,416
Chevron Corp.	24,748	2,868,046
Cigna Corp.	10,930	2,155,615
Citigroup, Inc.	80,168	5,892,348
Citrix Systems, Inc.†	53,105	4,387,004
Comcast Corp., Class A	163,345	5,885,320
Comerica, Inc.	29,649	2,329,522
Conagra Brands, Inc.	119,824	4,093,188
ConocoPhillips	60,855	3,112,733
Cooper Cos., Inc.	6,786	1,630,404
Corning, Inc.	137,151	4,294,198
Cummins, Inc.	11,822	2,091,075
CVS Health Corp.	6,543	448,392
Delta Air Lines, Inc.	77,128	3,858,714
Devon Energy Corp.	46,614	1,720,057
Diamondback Energy, Inc.†	20,927	2,242,537
DXC Technology Co.	14,478	1,325,027
eBay, Inc.†	45,184	1,700,726
Electronic Arts, Inc.†	21,647	2,588,981
EOG Resources, Inc.	17,743	1,771,993
Exxon Mobil Corp.	11,744	978,862
Facebook, Inc., Class A†	45,695	8,227,842
FMC Corp.	48,343	4,489,131
GameStop Corp., Class A	25,943	484,875
Gilead Sciences, Inc.	71,837	5,384,902
Halliburton Co.	43,446	1,856,882
Harris Corp.	32,267	4,495,438
HollyFrontier Corp.	68,622	2,535,583
HP, Inc.	99,405	2,142,178
Humana, Inc.	18,108	4,623,878
International Business Machines Corp.	10,629	1,637,504
J.M. Smucker Co.	9,338	990,295
Johnson & Johnson	8,083	1,126,851
Lam Research Corp.	14,617	3,048,668
Lear Corp.	12,160	2,135,174
Lincoln National Corp.	25,045	1,897,910
ManpowerGroup, Inc.	34,278	4,225,792
Marathon Petroleum Corp.	79,258	4,734,873
MetLife, Inc.	37,577	2,013,376
Microsoft Corp.	91,780	7,634,260
Morgan Stanley	54,093	2,704,650
NetApp, Inc.	37,668	1,673,213
New Residential Investment Corp.	38,674	681,823
Nu Skin Enterprises, Inc., Class A	22,230	1,414,050

Owens Corning	46,213	3,821,353
PepsiCo, Inc.	6,398	705,252
Pfizer, Inc.	90,606	3,176,646
Phillips 66	5,865	534,184
PNC Financial Services Group, Inc.	23,627	3,231,937
Procter & Gamble Co.	27,722	2,393,517
Prologis, Inc.	36,916	2,384,035
Raytheon Co.	10,278	1,852,096
Rockwell Automation, Inc.	10,696	2,147,971
Silgan Holdings, Inc.	16,216	474,318
Southwest Airlines Co.	35,956	1,936,590
Spirit AeroSystems Holdings, Inc., Class A	7,376	590,818
State Street Corp.	22,323	2,053,716
Steel Dynamics, Inc.	15,413	573,518
Sysco Corp.	32,173	1,789,462
Thermo Fisher Scientific, Inc.	9,810	1,901,472
Time Warner, Inc.	31,507	3,096,823
Toll Brothers, Inc.	45,966	2,116,275
United Rentals, Inc.†	13,343	1,887,768
United Therapeutics Corp.†	18,566	2,201,742
UnitedHealth Group, Inc.	5,342	1,122,995
Valero Energy Corp.	57,809	4,560,552
Varian Medical Systems, Inc.†	40,122	4,180,311
VeriSign, Inc.†	15,407	1,656,561
Visa, Inc., Class A	37,112	4,081,578
VMware, Inc., Class A†	41,625	4,982,096
Wal-Mart Stores, Inc.	71,977	6,284,312
Walgreens Boots Alliance, Inc.	55,051	3,648,230
WellCare Health Plans, Inc.†	21,217	4,195,450
Western Digital Corp.	18,846	1,682,382
Western Union Co.	111,377	2,211,947
WestRock Co.	8,697	533,387
Wyndham Worldwide Corp.	4,964	530,403
Xerox Corp.	62,523	1,895,072
Yum! Brands, Inc.	59,400	4,422,330
Zions Bancorporation	41,290	1,918,333

		323,016,248

Total Long-Term Investment Securities (cost $459,464,349)		550,847,084

Repurchase Agreements — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $4,038,013 and collateralized by $4,400,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $4,121,973 (cost $4,038,000)	$4,038,000	4,038,000

TOTAL INVESTMENTS — (cost $463,502,349)	99.9%	554,885,084
Other assets less liabilities	0.1	601,387

NET ASSETS —	100.0%	$555,486,471

#	Effective October 9, 2017, the Portfolio’s name changed to SA JPMorgan Global Equities Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $12,777,018 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Banks-Commercial	5.6%
Diversified Banking Institutions	3.9
Medical-HMO	3.5
Medical-Biomedical/Gene	3.4
Medical-Drugs	3.3
Computers	3.2
Building & Construction-Misc.	2.8
Oil Refining & Marketing	2.6
Airlines	2.5
Insurance-Multi-line	2.3
Applications Software	2.2
Web Portals/ISP	2.0
Building-Residential/Commercial	2.0
Chemicals-Diversified	1.9
Medical Products	1.9
Rubber-Tires	1.7
Oil Companies-Exploration & Production	1.6
Human Resources	1.6
Semiconductor Equipment	1.5
Aerospace/Defense	1.5
Internet Content-Entertainment	1.5
Electric-Integrated	1.5
Electronic Components-Misc.	1.4
Retail-Discount	1.3
Cosmetics & Toiletries	1.3
Auto/Truck Parts & Equipment-Original	1.2
Cable/Satellite TV	1.2
Retail-Drug Store	1.2
Building & Construction Products-Misc.	1.1
Electric-Distribution	1.1
Food-Misc./Diversified	1.1
Insurance-Life/Health	1.1
Private Equity	1.1
E-Commerce/Products	1.0
Banks-Super Regional	1.0
Computer Services	0.9
Television	0.9
Software Tools	0.9
Aerospace/Defense-Equipment	0.8
Retail-Restaurants	0.8
Computer Aided Design	0.8
Explosives	0.7
Finance-Credit Card	0.7
Repurchase Agreements	0.7
Cellular Telecom	0.7
Energy-Alternate Sources	0.7
Oil Companies-Integrated	0.7
Lighting Products & Systems	0.7
Appliances	0.7
Computers-Memory Devices	0.6
Multimedia	0.6
Diversified Manufacturing Operations	0.6
Real Estate Investment Trusts	0.5
Security Services	0.5
Tobacco	0.5
Oil-Field Services	0.5
Steel-Producers	0.5
Transport-Marine	0.5
Electronic Forms	0.5
Brewery	0.5
Entertainment Software	0.5
Metal-Aluminum	0.5
Telephone-Integrated	0.5
Food-Meat Products	0.5
Office Automation & Equipment	0.4
Rental Auto/Equipment	0.4
Import/Export	0.4
Transactional Software	0.4
Finance-Leasing Companies	0.4
Commercial Services-Finance	0.4
Industrial Automated/Robotic	0.4
Apparel Manufacturers	0.4
Computer Software	0.4
Engines-Internal Combustion	0.4
Banks-Fiduciary	0.4
Consulting Services	0.4
Retail-Consumer Electronics	0.4
Paper & Related Products	0.4
Cruise Lines	0.3
Finance-Other Services	0.3
Diagnostic Equipment	0.3
Machinery-Electrical	0.3
Steel-Specialty	0.3
Toys	0.3
Food-Wholesale/Distribution	0.3
Transport-Rail	0.3
Web Hosting/Design	0.3
Building Products-Doors & Windows	0.3
Auto-Cars/Light Trucks	0.3
Real Estate Management/Services	0.3
Multilevel Direct Selling	0.3
Medical Instruments	0.2
Pastoral & Agricultural	0.2
Engineering/R&D Services	0.2
Food-Confectionery	0.2
Retail-Jewelry	0.2
Beverages-Non-alcoholic	0.1
Gold Mining	0.1
Real Estate Operations & Development	0.1
Petrochemicals	0.1
Building-Heavy Construction	0.1
Power Converter/Supply Equipment	0.1
Food-Dairy Products	0.1
Motorcycle/Motor Scooter	0.1
Metal-Diversified	0.1
Investment Management/Advisor Services	0.1
Containers-Paper/Plastic	0.1
Hotels/Motels	0.1
Metal-Iron	0.1
Retail-Apparel/Shoe	0.1
Metal Processors & Fabrication	0.1
Retail-Computer Equipment	0.1
Containers-Metal/Glass	0.1
Chemicals-Fibers	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$550,847,084	$—	$—	$550,847,084
Repurchase Agreements	—	4,038,000	—	4,038,000

Total Investments at Value	$550,847,084	$4,038,000	$—	$554,885,084

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 15.6%
Diversified Financial Services — 15.6%
A10 Securitization LLC Series 2015-1, Class A2 3.13% due 04/15/2034*(1)	$154,648	$154,925
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.04% (1 ML+0.80%) due 12/26/2044*	300,331	298,983
Access Point Funding Trust 6.25% due 02/16/2021*(2)	361,100	361,100
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(3)	269,192	269,135
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.61% (3 ML+1.25%) due 10/18/2027*(2)(4)	1,580,000	1,578,411
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.00% (3 ML+1.65%) due 10/18/2027*(2)(4)	670,000	669,995
American Credit Acceptance Receivables Trust Series 2016-3, Class A 1.70% due 11/12/2020*	81,630	81,600
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	398,145
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	245,000	248,262
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	954,312	982,625
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,423,348	1,482,447
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	949,095	993,709
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	159,187
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	401,275
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	558,583
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	167,472
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	310,860
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	760,688
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	305,068
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	163,214
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	368,516
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 1.69% (1 ML+0.45%) due 01/25/2036	1,200,000	1,196,252
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	2,250,000	2,250,000
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(3)	97,499	97,321
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(2)	142,710	142,635
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	727,554	727,716
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	131,656	131,570
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	543,627	540,711
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	933,235	945,589
Babson CLO, Ltd. FRS Series 2013-IA, Class A 2.46% (3 ML+1.10%) due 04/20/2025*(4)	3,520,320	3,535,763
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 3.55% (3 ML+2.20%) due 10/17/2026*(4)	1,410,000	1,421,541
Babson CLO, Ltd. FRS Series 2013-IIA, Class BR 3.60% (3 ML+2.25%) due 01/18/2025*(4)	1,238,144	1,239,184
Ballyrock CLO LLC FRS Series 2013-1A, Class A 2.50% (3 ML+1.18%) due 05/20/2025*(2)(4)	1,242,975	1,247,673
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.83% due 09/27/2044*(1)(5)	1,097,000	1,079,355
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	236,775	236,521

BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	529,799	529,023
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.36% due 08/25/2033(3)(5)	280,318	279,884
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	278,568
CAM Mtg. Trust Series 2017-1, Class A1 3.22% due 08/01/2057*	394,195	394,261
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(1)(2)	1,442,125	1,438,971
Capital Auto Receivables Asset Trust Series 2016-2, Class A2A 1.32% due 01/22/2019	44,218	44,208
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	134,294	134,229
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.48% (3 ML+1.12%) due 07/15/2025*(2)(4)	1,581,802	1,587,234
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	620,000	621,633
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class B1R 2.71% (3 ML+1.35%) due 10/15/2026*(2)(4)	1,460,000	1,458,530
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C1R 3.26% (3 ML+1.90%) due 10/15/2026*(2)(4)	1,470,000	1,467,617
Cavalry CLO IV, Ltd. FRS Series 2014-4A, Class C2R 3.26% (3 ML+1.90%) due 10/15/2026*(2)(4)	1,060,000	1,058,010
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(1)(5)	3,845,951	3,990,288
Cent CLO LP FRS Series 2014-16A,Class A1AR 2.56% (3 ML+1.25%) due 08/01/2024*(4)	3,251,856	3,261,858
Cent CLO LP FRS Series 2014-21A, Class A2AR 3.07% (3 ML+1.70%) due 07/27/2026*(4)	2,291,588	2,293,249
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	2,193,208	2,198,197
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*(2)	2,650,000	2,649,716
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	36,074	36,094
Citi Held For Asset Issuance Series 2016-MF1, Class A 4.48% due 08/15/2022*	199,797	201,436
Citi Held For Asset Issuance Series 2016-PM1, Class A 4.65% due 04/15/2025*	114,610	115,283
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	1,000,000	1,033,836
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,393,017
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(1)	1,759,488	1,813,849
CLUB Credit Trust Series 2017-NP1, Class A 2.39% due 04/17/2023*	222,090	222,215
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	479,626	472,757
Colony American Homes, Inc. FRS Series 2014-2A, Class A 2.19% (1 ML+0.95%) due 07/17/2031*	1,129,609	1,133,648
COMM Mtg. Trust FRS Series 2014-TWC, Class A 2.09% (1 ML+0.85%) due 02/13/2032*(1)	1,000,000	1,000,931
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(1)	4,214,857	4,223,302
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,091,053
COMM Mtg. Trust Series 2015-CR22, Class A5 3.31% due 03/10/2048(1)	2,030,000	2,080,743
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,125,271
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(1)	5,110,000	5,283,047
COMM Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,581,688
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)	770,833	812,034
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,624,083
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	661,138

COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,270,580
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	1,137,175	1,205,139
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	461,570	461,516
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	80,553	80,534
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	243,273	243,238
CPS Auto Receivables Trust Series 2016-B, Class A 2.07% due 11/15/2019*	62,418	62,480
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	540,366	541,034
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	955,487
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	211,246
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	844,939	851,775
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	730,516
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	497,065
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	227,202
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	430,214
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	526,512
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	22,669	22,669
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	578,504	579,796
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	465,693
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,567,512
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	249,623
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	248,508
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	251,943
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.50% due 03/25/2034(3)(5)	1,094,071	1,118,283
Cutwater, Ltd. FRS Series 2014-1A, Class BR 3.76% (3 ML+2.40%) due 07/15/2026*(4)	1,155,000	1,157,115
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,228,119	1,230,826
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)(5)	1,000,000	994,501
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	1,000,000	998,469
Drive Auto Receivables Trust Series 2017-3, Class B 2.30% due 05/17/2021	3,963,000	3,962,910
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	229,000	229,962
Drive Auto Receivables Trust Series 2016-BA, Class B 2.56% due 06/15/2020*	229,116	229,541
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,321,335
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	2,523,000	2,542,770
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	367,507
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	169,380	169,649
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	817,515
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	949,250
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	785,441
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	750,438

Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	500,794
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	792,289
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	271,899
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	452,798
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.61% (1 ML+0.37%) due 07/19/2044(3)	1,345,112	1,340,173
DT Auto Owner Trust Series 2016-3A, Class A 1.75% due 11/15/2019*	6,598	6,598
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	250,000	249,851
DT Auto Owner Trust Series 2016-3A, Class B 2.65% due 07/15/2020*	400,000	400,704
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	708,027
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	442,106
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	375,513
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	434,413
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	305,834
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 3.61% (3 ML+2.25%) due 07/15/2026*(4)	1,644,704	1,646,730
Engs Commercial Finance Trust Series 2016-1A, ClassA2 2.63% due 02/22/2022*	357,114	355,974
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	511,466	510,953
Exeter Automobile Receivables Trust Series 2016-2A, Class A 2.21% due 07/15/2020*	242,743	242,766
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	866,821	869,273
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	317,576
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	500,000	504,513
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,040,270
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	237,247
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	237,309	236,876
First Investors Auto Owner Trust Series 2016-1A, Class A1 1.92% due 05/15/2020*	46,845	46,861
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,096,201
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,829,154	1,823,637
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	483,580
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	148,613	148,571
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	434,546	435,838
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	493,414
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	255,183
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	194,582
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 2.76% (3 ML+1.40%) due 04/15/2027*(4)	4,102,328	4,102,299
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 3.26% (3 ML+1.90%) due 04/15/2027*(4)	760,000	759,992
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	111,976	111,897
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,810,894
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,811,496

Galaxy XVI CLO, Ltd. FRS Series 2013-16A, Class CR 3.56% (3 ML+2.25%) due 11/16/2025*(4)	1,960,000	1,965,239
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	131,560	131,483
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	259,940	259,835
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	270,300
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	512,632
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 1.81% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,959,512
GMF Floorplan Owner Revolving Trust Series 2017-2, ClassC 2.63% due 07/15/2022*(2)	1,513,000	1,505,583
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	26,726	26,724
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	377,497	380,054
Goldentree Loan Opportunities VIII, Ltd. FRS Series 2014-8A, Class B1R 2.91% (3 ML+1.55%) due 04/19/2026*(4)	1,044,097	1,045,556
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	273,874	277,669
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 2.38% due 10/15/2048*	308,000	306,432
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class BT1 3.12% due 10/15/2048*	435,000	432,399
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,847,014
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(1)	6,439,214	6,612,093
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	5,900,000	6,060,766
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.74% (1 ML+0.50%) due 09/25/2035(3)	10,267	9,751
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	171,000	169,367
Harbourview CLO VII, Ltd. FRS Series 7A, Class CR 3.70% (3 ML+2.38%) due 11/18/2026*(4)	1,690,000	1,690,316
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(3)	1,400,000	1,432,031
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	407,762	402,762
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	972,908	1,009,310
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	318,688	318,314
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.33% due 03/25/2035(3)(5)	221,916	218,167
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.52% (3 ML+1.15%) due 04/25/2025*(4)	4,495,912	4,523,548
ING Investment Management CLO, Ltd. FRS Series 2013-3A, Class BR 3.50% (3 ML+2.15%) due 01/18/2026*(4)	2,285,000	2,311,451
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	4,694,676	4,775,529
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,174,968
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(1)	2,847,257	2,936,190
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.99% due 06/15/2049(1)(5)	1,629,819	1,669,081
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.09% due 10/25/2033(3)(5)	848,888	835,945
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,588,513

LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	184,249	184,732
LendingClub Issuance Trust Series 16-NP1, Class A 3.75% due 06/15/2022*	117,213	117,811
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	587,520
Lendmark Funding Trust Series 2016-A, Class A 4.82% due 08/21/2023*	685,000	697,572
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1 2.89% (3 ML+1.53%) due 10/15/2027*(4)	2,500,000	2,501,220
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(2)	2,172,248	2,172,248
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	635,488
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	892,703	895,899
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	288,041	288,981
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.88% (1 ML+0.64%) due 10/25/2028(3)	694,356	680,720
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.09% (6ML+0.68%) due 01/25/2029(3)	1,290,065	1,283,974
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,238,521
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(1)	5,425,000	5,624,162
MOTOR PLC FRS Series 2015-1A, Class A1 1.84% (1 ML+0.60%) due 06/25/2022*	107,537	107,548
Murray Hill Marketplace Trust Series 2016-LC1, Class A 4.19% due 11/25/2022*	217,359	218,049
Nationstar HECM Loan Trust Series 2016-3A, Class A 2.01% due 08/25/2026*	171,134	171,134
Nationstar HECM Loan Trust VRS Series 2016-2A, Class A 2.24% due 06/25/2026*(5)	110,441	110,786
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	120,000	119,964
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	695,525
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,857,612
NRPL Trust Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,031,603	1,032,530
NRPL Trust Series 2015-2A, Class A2 3.75% due 10/25/2057*	400,000	394,769
NRPL Trust Series 2015-1A, Class A1 3.88% due 11/01/2054*	837,522	838,166
NRZ Advance Receivables Trust Series 2016-T1, AT1 2.75% due 06/15/2049*	327,500	324,668
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 3.91% (3 ML+2.55%) due 10/20/2026*(4)	555,000	560,049
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 2.71% (3 ML+1.35%) due 07/15/2027*(2)(4)	2,490,000	2,490,000
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1 2.50% due 09/15/2048*	306,000	306,663
Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1 2.52% due 08/17/2048*	1,355,000	1,348,304
Ocwen Master Advance Receivables Trust Series 2016-T1, Class DT1 4.25% due 08/17/2048*	526,316	520,631
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class A 4.21% due 05/17/2020*	620,000	623,126
OnDeck Asset Securitization Trust II LLC Series 2016-1A, Class B 7.63% due 05/17/2020*	195,000	200,012
OneMain Direct Auto Receivables Trust Series 2016-1A, Class A 2.04% due 01/15/2021*	209,939	210,208
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	165,444	165,560

OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,149,379	1,150,951
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	721,279
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	464,768
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	571,647	571,844
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	745,439
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	126,765
Oportun Funding II LLC Series 2016-A, Class A 4.70% due 03/08/2021*	967,000	978,087
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	294,480
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	460,678
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	382,421
PFP, Ltd. FRS Series 2015-2, Class A 2.69% (1 ML+1.45%) due 07/14/2034*(1)	323,510	323,608
PFP, Ltd. FRS Series 2015-2, Class C 4.49% (1 ML+3.25%) due 07/14/2034*(1)	235,000	235,316
PFP, Ltd. FRS Series 2015-2, Class D 5.24% (1 ML+4.00%) due 07/14/2034*(1)	195,000	195,385
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,612,459	1,622,335
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,737,552	1,752,553
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	504,583
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	859,753
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	414,596
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	262,430
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	1,179,000	1,177,954
Prosper Marketplace Issuance Trust Series 2017-2A, ClassA 2.41% due 09/15/2023*	678,600	679,994
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	907,593	910,519
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*	1,000,000	1,003,438
Purchasing Power Funding LLC 5.50% due 02/27/2019*(2)	165,231	165,231
RAIT Trust FRS Series 2015-FL5, Class B 5.13% (1 ML+3.90%) due 01/15/2031*(1)	395,000	395,474
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	384,930	382,456
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class A 2.64% (1 ML+1.40%) due 08/15/2032*(1)	83,723	83,608
Resource Capital Corp., Ltd. FRS Series 2015-CRE4, Class B 4.24% (1 ML+3.00%) due 08/15/2032*(1)(13)	307,000	303,930
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(2)	1,702,255	1,702,255
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.92% (1 ML+0.68%) due 10/20/2034(3)	1,361,848	1,302,729
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.00% (1 ML+0.76%) due 04/20/2033(3)	1,318,574	1,258,835
Shackleton CLO, Ltd. FRS Series 2014-6A, Class CR 3.60% (3 ML+2.25%) due 07/17/2026*(4)	1,834,087	1,843,989
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	93,585	93,826
Silver Spring CLO, Ltd. Series 2014-1A, Class C2R 4.56% due 10/15/2026*(4)	1,170,000	1,163,456
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	8,036	8,037
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	347,062	350,098

SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	295,530	297,071
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,704,244
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	548,057
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 1.49% (1 ML+0.25%) due 07/19/2035(3)	638,089	620,058
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 2.67% due 12/25/2044(3)(5)	207,234	207,839
Tricolor Auto Securitization Trust Series 2017-1, Class A 5.09% due 05/15/2020*(2)	597,466	596,474
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	498,000	493,503
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	484,114	483,609
US Residential Opportunity Fund Trust Series 2016-1lll, Class A 3.47% due 07/27/2036*	416,985	416,803
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,378
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,413,019
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,271,209
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(2)(13)	1,085,000	1,085,000
VOLT LIV LLC Series 2017-NPL1, Class A1 3.50% due 02/25/2047*	318,672	320,481
VOLT LIX LLC Series 2017-NPL6, Class A1 3.25% due 05/25/2047*	348,188	350,371
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*	390,526	393,270
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*	795,261	801,139
VOLT LVII LLC Series 2017-NPL4, Class A1 3.38% due 04/25/2047*	605,624	609,699
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	543,449	546,251
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*	664,848	666,710
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*	204,810	205,607
VOLT XXII LLC Series 2015-NPL4, Class A1 3.50% due 02/25/2055*	594,788	596,531
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	498,459	498,151
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	636,587	639,698
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,102,756	1,102,610
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 1.70% (1 ML+0.46%) due 04/25/2045(3)	74,809	73,442
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(1)	5,195,581	5,430,509
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	764,992
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,297,121
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 3.37% due 06/25/2035(3)(5)	664,326	667,494
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 3.47% due 09/25/2034(3)(5)	980,807	1,000,241
West CLO, Ltd. FRS Series 2014-1A, Class A2R 2.70% (3 ML+1.35%) due 07/18/2026*(4)	3,146,734	3,146,715
West CLO, Ltd. FRS Series 2014-1A, Class CR 4.35% (3 ML+3.00%) due 07/18/2026*(4)	650,000	653,288
Westgate Resorts Series 2015-1A, Class A 2.75% due 05/20/2027*	122,941	123,137
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	425,767	426,260

Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57% due 06/17/2019*	246,268	246,246
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	279,869
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	213,055
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	404,571

Total Asset Backed Securities (cost $299,657,555)		300,694,856

U.S. CORPORATE BONDS & NOTES — 25.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	312,907
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	106,763
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	154,000	156,474
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	331,635
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	224,971
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	100,744
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	50,544
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	184,679
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	107,043
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	53,609

		1,629,369

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	103,809
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	222,468
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	70,000	72,686
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,661,785
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	307,974

		3,368,722

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	167,000	175,815
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	495,000
Mosaic Co. Senior Notes 4.25% due 11/15/2023	810,000	846,520
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	125,935

		1,643,270

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.25% due 08/15/2026	85,000	82,485
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	125,087
Bunge Ltd. Finance Corp. Company Guar. Notes 3.75% due 09/25/2027	147,000	146,915

		354,487

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	286,000	287,430
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class A 3.60% due 04/15/2031	350,000	357,941
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	56,492	57,837
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	202,000	208,565

American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	564,000	562,448
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	145,896	155,955
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,000	151,608
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	230,000	229,908

		2,011,692

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,116,122
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	176,194
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	64,935
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	193,076
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	356,704
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,351,321
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	230,747
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	139,840
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	147,412
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	3,088,000	3,376,337
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	171,593
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	376,398
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	254,476

		11,955,155

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	360,113
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	32,221
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	166,703
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	600,306
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	150,270
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,084,348
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,670,000	2,169,169
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	273,686
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	273,128
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,308,408
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	156,004
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,227,725
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	672,537
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 01/14/2022	175,000	179,365
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,386,000	2,439,294
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	291,069
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	541,123
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 01/15/2025	75,000	76,830

General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,816,000	1,831,226
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	155,448
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	262,000	269,505
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,294
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	191,075
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	251,280
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	133,578
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	361,824

		15,281,529

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	272,611
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	253,899
Compass Bank Senior Notes 2.88% due 06/29/2022	3,252,000	3,229,081
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	504,735
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	458,429
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	179,917
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	452,084
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	4,036,337
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	218,839
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	197,981

		9,803,913

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,204
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	121,665
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	100,684
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	180,000	185,003
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,747,637
Bank Of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	5,259,357
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	46,627
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	98,296
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	104,645
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	550,225
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	91,810

		9,358,153

Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	271,472
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	104,433
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,103,678
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	238,662
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	325,000	335,091
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	364,886
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	211,800
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	334,749

Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,632
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	254,258
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,801
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	490,165
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	2,535,000	2,550,214
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,704
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	362,034
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	301,301
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	380,206
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	902,026
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,583,508
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,464,191
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	205,275
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	566,357
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	212,000	223,916
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	483,323
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	143,000	156,276
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	124,302

		16,413,260

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027*	75,000	75,407
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	229,510
PepsiCo, Inc. Senior Notes 3.45% due 10/06/2046	200,000	190,068
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	134,438
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	57,015

		686,438

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	124,412
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	80,000	85,510

		209,922

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,332,000	2,400,436
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,302,445
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,138,654
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	5,500,000	6,185,354
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,993,826
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	150,000	146,082

		13,166,797

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	408,541

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,073,888
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,100,713

		2,174,601

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	227,776
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	727,426
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,776,562

		4,731,764

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,551,944

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	290,850
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,615,921
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	150,975
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	210,260
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	127,261
Comcast Corp. Company Guar. Notes 3.15% due 02/15/2028	9,091,000	9,013,166
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	283,327
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	672,277
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	275,460
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,740,135
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	131,506
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	136,012
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	361,461
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,649,357
Time Warner Cable LLC Senior Sec. Notes 5.00% due 02/01/2020	720,000	757,773
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	157,631

		21,573,372

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	211,274
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	3,101,000	3,274,437
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	809,000	820,730

		4,306,441

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	275,108
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	286,250

		561,358

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	104,237

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	359,986
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	158,499

		518,485

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	305,259

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	135,985

Computers — 0.6%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	325,803
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	717,352
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,438,000	3,413,190
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	478,330
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	299,929
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	295,846
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	173,562
Apple, Inc. Senior Notes 3.35% due 02/09/2027	2,042,000	2,095,328
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	194,057
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	493,625
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	366,109
Apple, Inc. Senior Notes 4.25% due 02/09/2047	510,000	546,859
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,594,771
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	657,481

		11,652,242

Containers-Paper/Plastic — 0.4%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,642,850
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,177,672
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,413,125

		8,233,647

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.85% due 08/11/2027	300,000	298,346

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,979,967

Diagnostic Equipment — 0.4%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,638,000	1,680,120
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	201,373
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	81,978
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,137,534
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	976,000	955,326
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	1,489,000	1,507,120
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	457,902
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	479,020

		7,500,373

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	113,277

Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,380,000	1,381,063
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	173,124
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	354,848
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	403,494
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	367,992
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,232,174

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,022,398
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,204,583
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,601,560
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	762,856
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	302,420
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	283,487
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,900,094
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,793,669
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	630,000	684,068
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	713,477
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	702,387
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,215,092
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	717,014
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,079,803
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	114,432
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	802,528
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	191,642
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	201,811
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	500,000	505,389
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	615,662
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	54,599
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	565,281
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,620,000	1,711,816
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	63,000	69,996
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	325,653
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,270,140
Goldman Sachs Group, Inc. FRS Senior Notes 2.42% (3 ML+1.10%) due 11/15/2018	500,000	504,320
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	710,000	715,150
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	482,317
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,551,135
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	703,344
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,695,056
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	643,416
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	300,000	302,745
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,274,727
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	330,476
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	232,572
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	536,523

Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,594,131
Morgan Stanley Senior Notes 4.00% due 07/23/2025	3,034,000	3,195,060
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	315,842
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,054,487
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	78,617
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	4,090,911
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	248,706
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,960,802
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,589,075
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	815,888

		73,239,852

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	352,924
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	207,205
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	140,807
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	184,957
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	63,000	65,867
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	195,627
Textron, Inc. Senior Notes 3.65% due 03/15/2027	128,000	130,535

		1,277,922

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	287,594
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	400,000	414,629
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057*	400,000	420,107
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	311,331
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	1,008,317

		2,441,978

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	861,170
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	302,404
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,372,495

		3,536,069

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	400,856

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	120,825
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	140,006
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	114,156

		374,987

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	103,344

Electric-Integrated — 1.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	50,903
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	64,630
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	119,786

Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	455,555
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	186,950
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,139,947
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	180,000	235,714
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	286,707
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	123,237
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	112,315
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	420,488
Consolidated Edison Co. of New York, Inc. Senior Notes 3.88% due 06/15/2047	250,000	258,212
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	44,007
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	203,406
Dominion Resources, Inc. Senior Notes 2.75% due 01/15/2022	129,000	130,108
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,893,989
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	721,240
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	109,898
DTE Energy Co. Senior Notes 3.30% due 06/15/2022	60,000	61,493
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	370,652
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	246,702
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	188,198
Duke Energy Corp. Senior Notes 3.95% due 08/15/2047	200,000	200,668
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	251,478
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	132,664
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	259,995
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	193,086
Edison International Senior Notes 2.95% due 03/15/2023	350,000	354,277
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	91,013
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	120,268
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	680,301
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	61,000	62,821
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	426,000	452,822
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	122,000	124,523
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,649,211
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	465,151
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	65,119
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	118,930
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	251,675
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	718,796
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	116,947
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	769,532

NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	271,506
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	372,594
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	367,642
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	458,555
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	143,975
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	128,000	128,172
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	248,442
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	158,208
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,283,524
PPL Capital Funding, Inc. Company Guar. Notes 4.00% due 09/15/2047	63,000	63,840
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,264,036
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	288,949
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	200,636
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	129,680
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	51,029
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	598,801
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	66,065
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	210,363
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	124,943
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	100,000	121,121
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	123,537
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	450,628
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	96,155
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	111,658
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	200,001
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	611,944
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	110,384
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	238,677
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,351
Xcel Energy, Inc. Senior Notes 3.30% due 06/01/2025	185,000	187,962
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	222,923

		29,509,715

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	500,000	499,846
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026*	472,000	471,855
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	74,366

		1,046,067

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	482,000	497,825
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	449,000	461,942

Intel Corp. Senior Notes 3.15% due 05/11/2027	150,000	152,963
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	172,928
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	328,332

		1,613,990

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	43,791
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	204,386
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	133,305

		381,482

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	464,113

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	121,265
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	363,724
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	451,022
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	606,007
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	104,865
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	759,641
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	216,636

		2,623,160

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	491,000	486,107

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,139
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	181,017
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	125,103
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	667,648
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	75,784

		1,244,691

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,640,175
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	62,000	62,387
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	713,645
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	539,000	544,222
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,201,000	3,517,247
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,823,952
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,162,210

		11,463,838

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	332,000	331,636
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	194,000	195,410
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	130,000	135,804
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	169,245
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	611,241

		1,443,336

Finance-Other Services — 0.2%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	296,374

GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	154,488
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,981,315
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	88,074

		3,520,251

Food-Confectionery — 0.2%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,681,692

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	450,000	474,363
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	110,655

		585,018

Food-Misc./Diversified — 0.3%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	378,827
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	150,000	154,978
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	234,355
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	658,394
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	749,000	777,190
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,819,196
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	438,000	477,607
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	120,621
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	133,289

		4,754,457

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	553,650
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	450,000	563,698

		1,117,348

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	116,211

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	84,513
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	421,889
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	286,557
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,600,411
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	568,622
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	3,106,879
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	330,000	415,031
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	634,568
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	56,439
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	69,434

		9,244,343

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	295,219
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	279,156

		574,375

Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	354,329
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	229,363

Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	308,605
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,291
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	174,063
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	478,373
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	148,227
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,893
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	101,785
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,547,200
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	452,115
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	262,036
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	150,812
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	207,798

		6,044,890

Insurance-Multi-line — 0.2%
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	68,196
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	456,591
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	543,465
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	331,932
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	2,109,000	2,165,384
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	250,000	419,423
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	50,432

		4,035,423

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	450,000	478,546
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	363,510
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	50,669
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	257,342
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	552,746

		1,702,813

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	79,322
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	651,452
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	109,000	123,252
Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,380
Progressive Corp. Senior Notes 2.45% due 01/15/2027	120,000	113,892

		1,019,298

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	863,723
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	114,307

		978,030

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	729,285
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	185,015
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	130,383

		1,044,683

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	360,036
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,011
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	520,718

		951,765

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	63,246

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	48,946
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	56,000	59,031

		107,977

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	95,864
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	279,470
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,265,907

		2,641,241

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	207,986
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,559,761
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	56,188

		2,823,935

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	157,000	158,608
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	86,328
Stryker Corp. Senior Notes 3.50% due 03/15/2026	56,000	57,772
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	3,477,000	3,506,783

		3,809,491

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	321,837
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	751,843
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	98,413
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	53,853
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	186,315
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	97,000	111,482
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	346,606
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	135,789
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	28,000	27,864
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	46,783
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	187,358
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	39,000	41,053
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	95,706
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,354,453

Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,126,524

		5,885,879

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.85% due 05/14/2023	200,000	200,775
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	406,000	415,925
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	233,345
AbbVie, Inc. Senior Notes 4.30% due 05/14/2036	135,000	141,587
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	889,000	952,651
Allergan, Inc. Senior Notes 2.80% due 03/15/2023	300,000	298,292
Allergan, Inc. Senior Notes 3.38% due 09/15/2020	138,000	141,963
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*	450,000	488,493
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	52,335
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	131,000	131,534
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	34,511
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	303,149

		3,394,560

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*	60,000	59,758

Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	119,251
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	553,566
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	417,000	420,512
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	144,786
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,539,952
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	183,293
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	202,782
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	294,641
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/2036	200,000	254,588
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	193,814

		5,907,185

Medical-Hospitals — 0.4%
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,202,071
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,290,254
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	567,389
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,719,607
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	80,376
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	422,043

		7,281,740

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	107,970
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	95,711

		203,681

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	245,507
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	157,150

Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	108,822

		511,479

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	270,000
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	983,750
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	3,062,836

		4,316,586

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	1,049,896
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,516,787
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,707,621

		5,274,304

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	555,833
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	256,038
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	913,164
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,560,000	1,579,761
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,176,487
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	180,000	180,604
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	440,000	410,252
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	450,529
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	454,483

		5,977,151

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	228,767
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	382,110

		610,877

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	479,325
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	117,263

		596,588

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	260,766
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	272,700

		533,466

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	367,073
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	391,133
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	288,236
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	425,512
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	444,669
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	102,000	103,107
Concho Resources, Inc. Company Guar. Notes 4.88% due 10/01/2047	20,000	21,279
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	535,770
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	123,000	130,636

ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	255,567
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/2029	200,000	261,848
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	365,342
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	106,531
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	265,969
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	199,761
Hess Corp. Senior Notes 6.00% due 01/15/2040	200,000	217,763
Hess Corp. Senior Notes 7.13% due 03/15/2033	300,000	358,337
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	319,856
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	442,612
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	117,324
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	450,000	451,717
Noble Energy, Inc. Senior Notes 5.63% due 05/01/2021	133,000	136,491
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	206,759
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	110,807
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	88,000	90,446
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	117,982
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	58,795

		6,791,322

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	601,656
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	218,249
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	252,496
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	774,000	786,832
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	199,298

		2,058,531

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,959,130
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,201,301
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	535,596

		4,696,027

Oil-Field Services — 0.1%
Baker Hughes, a GE Company Senior Notes 5.13% due 09/15/2040	150,000	174,253
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	363,552
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	93,804
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	228,926

		860,535

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	207,606
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	139,377
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	147,882

		494,865

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	139,804

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	537,497
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	182,131

		719,628

Pipelines — 1.1%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	330,000	352,052
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	74,000	83,426
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,937
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	39,000	38,979
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	264,928
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	284,777
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	57,000	58,105
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	173,000	175,922
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	128,000	134,711
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	122,000	130,644
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	517,000	562,905
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	56,000	64,209
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	187,394
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	363,283
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	112,601
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	206,098
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	281,255
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	757,702
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	45,000	48,880
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	195,476
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	45,000	55,741
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	345,000	357,758
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,780,095
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	101,027
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	102,010
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	158,404
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	256,680
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	228,387
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	86,723
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	141,297
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,657
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	500,000	539,636
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	98,019
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	290,614

ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	650,000	778,180
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	48,494
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	511,363
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	774,000	802,662
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	794,921
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	194,000	170,012
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	155,440
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	72,125
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	242,873
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,136,351
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,170,070
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,494,937
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	110,861
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	190,849
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	317,638
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	186,173
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	531,178
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	107,023
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	113,000	118,231
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	106,083
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	269,898
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	178,873

		20,185,567

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,854,188

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,423,625

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	172,878
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,468,436
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	151,090
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	107,560
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	62,657
Boston Properties LP Senior Notes 2.75% due 10/01/2026	120,000	113,725
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	150,676
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	200,159
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,560,359
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	931,102

Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	947,767
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	475,131
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	150,000	162,539
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	110,679
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	97,630
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	116,499
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	30,730
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	278,200
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	209,817
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	953,413
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	521,156
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	272,009
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	286,884
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	214,120
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	186,000	189,494
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	279,181
HCP, Inc. Senior Notes 3.88% due 08/15/2024	900,000	926,723
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	560,849
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	124,755
National Retail Properties, Inc. Senior Notes 3.60% due 12/15/2026	165,000	163,518
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	298,671
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	114,000	109,275
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	306,356
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	102,985
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	361,130
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	368,563
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	40,360
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	880,000	905,926
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	421,043

		17,754,045

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	59,994

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	198,752
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	686,740
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,521,575

		4,407,067

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,623,313

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	138,000	139,947

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	186,036

		325,983

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	72,396
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	150,566
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	53,000	49,155
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	182,355
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	198,123
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	184,299
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	122,691

		959,585

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,402,586

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	216,599
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	282,218
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	282,037
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	250,000	255,550

		1,036,404

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	356,000	350,756
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	926,526
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,423,805
Walgreen Co. Company Guar. Notes 4.40% due 09/15/2042	100,000	98,903
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	102,624
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	473,352

		5,375,966

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	209,657

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 3.85% due 05/01/2027	123,000	125,597
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	172,009
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	134,267
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	165,815

		597,688

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	290,762

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	2,100,000	2,323,398

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	123,419
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	59,920
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	35,000	34,898
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	250,974

		469,211

Software Tools — 0.0%
Vmware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	389,639

Special Purpose Entity — 0.0%
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	293,223

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	667,731
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	130,075
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,751,809

		2,549,615

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	156,000	157,886
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	402,000	396,921
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	877,000	908,072
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	324,000	332,644
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	338,628
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	183,000	194,060
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,629,000	4,512,025
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	1,283,000	1,161,884
AT&T, Inc. Senior Notes 4.60% due 02/15/2021	630,000	673,366
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	2,516,000	2,373,281
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	936,000	934,012
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	1,919,000	1,891,710
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,426,780
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	195,535
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	594,716
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	1,135,000	1,152,745
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	49,045
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,276,366
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	832,000	856,625
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	2,114,000	2,171,670
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	299,413

		24,897,384

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	559,480

Tobacco — 0.5%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*(2)	7,025,000	7,071,462
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	308,000	316,390
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	1,973,346

		9,361,198

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	250,931

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	307,429
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	742,631
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	421,646
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	120,000	131,142
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	185,808

Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	233,722
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	556,645
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	102,078
Union Pacific Railroad Co. Pass-Through Certs. 2.70% due 05/12/2027(13)	353,905	347,238

		3,028,339

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	273,704
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	362,597
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	148,038
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,711

		842,050

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	256,340
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	383,430

		639,770

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	268,492

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	465,384

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	2,300,000	2,371,875

Total U.S. Corporate Bonds & Notes (cost $490,093,647)		500,030,925

FOREIGN CORPORATE BONDS & NOTES — 7.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	322,690

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	248,206
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	156,264

		404,470

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	159,435
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	670,577
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	311,753
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	296,340

		1,438,105

Banks-Commercial — 1.2%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	438,000	439,241
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	423,920
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,412,227
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	328,000	331,345
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	254,188
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	209,163
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	299,852
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	179,094
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	548,010
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,772
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	804,125

BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	252,547
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,297,136
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	633,090
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	248,501
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	273,790
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	294,693
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	399,141
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	211,075
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	300,000	318,441
Cooperatieve Rabobank UA Bank Guar. Notes 4.38% due 08/04/2025	250,000	264,793
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	433,176
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	255,460
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	597,960
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	196,840
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	200,968
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,352,712
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	296,321
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	601,064
ING Groep NV Senior Notes 3.95% due 03/29/2027	935,000	978,843
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	241,553
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	252,961
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	262,268
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	242,184
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	238,549
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	302,657
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	475,443
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,444
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	201,116
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	408,423
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	500,000	523,494
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	269,634
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	253,645

Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	398,742
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	403,129
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,151
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	452,845
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	167,000	166,027
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	437,995
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	222,689
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	310,884

		23,878,321

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	302,130

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	157,548

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	417,000	438,368
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	961,173
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	195,382
Johnson Controls International PLC Senior Notes 5.13% due 09/14/2045	60,000	68,971
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	1,131,069

		2,794,963

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	252,849

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,209,300

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	827,598
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	195,117
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	191,839
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	365,366

		1,579,920

Diversified Banking Institutions — 1.5%
Barclays PLC Senior Notes 3.20% due 08/10/2021	652,000	660,489
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,456,062
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	228,352
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	309,969
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	209,333
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	250,000	255,966
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,937,336
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	259,800
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	280,669
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	92,019
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	77,000	77,729
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	456,650

Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	313,840
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	681,064
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	208,646
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	210,325
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	779,212
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	200,000	202,499
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,507,591
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	210,929
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,397,134
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,420
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	200,154
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	256,410
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	256,719
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	99,403
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,096,705
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	178,943
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	300,862
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	247,074
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	302,427
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,143,533
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	280,000	295,157
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	199,720
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,926,920
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,176,823

		28,505,884

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	366,807
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,767,000	2,958,452

		3,325,259

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	181,072
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	155,244
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	284,464
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	254,604
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	255,634
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	300,000	278,147

		1,409,165

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	201,147
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	200,200

		401,347

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	301,292

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	366,757
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,862,968

		6,229,725

Electric-Integrated — 0.8%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	960,000	1,007,604

Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*(2)	8,200,000	8,057,719
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,627,196
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	300,000	291,280

		14,983,799

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	567,987

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	87,000	88,920
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	184,860

		273,780

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,129
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	198,073
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	197,702
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	151,504

		701,408

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.59% due 11/02/2023*	400,000	392,928

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	193,510

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,553,000

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	371,247
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	173,000	181,601

		552,848

Insurance-Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	404,711

Insurance-Property/Casualty — 0.2%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 5.50% due 11/15/2020	3,633,000	3,904,851

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	129,861

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	88,465

Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	5,381,000	5,326,825
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.95% due 12/18/2022	150,000	141,487
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	507,000	466,472
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	50,000	39,975

		5,974,759

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	238,616
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	379,000	398,567
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	630,000	637,166

Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	138,836
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	96,000	100,778

		1,513,963

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	111,250

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	153,000	176,294
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	536,198

		712,492

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	374,013

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 5.75% due 03/16/2018	57,000	57,428

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	199,928
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	180,027
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	185,826
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	298,074
Encana Corp. Senior Notes 6.50% due 08/15/2034	100,000	122,471
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	126,044
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	127,489
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	314,271

		1,554,130

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	409,847
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	116,000	116,703
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	187,133
BP Capital Markets PLC Company Guar. Notes 3.59% due 04/14/2027	300,000	310,604
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	918,586
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	296,916
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	530,519
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	180,990
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	206,278
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	208,587
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	365,551
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	242,360
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	460,365
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	183,408
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	743,750
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	121,826
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	433,000	472,836
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	377,496
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	631,155
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	453,000	450,530

Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,372,000	1,351,534
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	2,244,000	2,293,150
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	349,419
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	720,955
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	92,501
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	736,635

		12,959,634

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	558,406

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(2)(5)(13)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.38% (3 ML+3.00%) due 04/28/2018†*(2)(13)	111,067	3,332
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.38% (3 ML+3.00%) due 04/28/2018†*(2)(13)	191,071	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.38% (3 ML+3.00%) due 04/28/2027†*(2)(13)	1,756,853	0

		25,277

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	293,351
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	913,000	962,749
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	150,000	176,596
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,116
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	270,168
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	380,653
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	209,287

		2,472,920

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	258,249

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	403,365

Real Estate Operations & Development — 0.1%
Mitsui Fudosan Co., Ltd. Senior Notes 3.65% due 07/20/2027*	336,000	345,489
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	239,043
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	248,989

		833,521

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	7,337,000	7,219,524

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	450,000	457,031
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	217,000	223,563
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	207,000	227,929

		908,523

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,376,000

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,749,410

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	642,201
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	130,814

		773,015

Total Foreign Corporate Bonds & Notes (cost $138,634,051)		141,095,995

U.S. GOVERNMENT AGENCIES — 24.5%
Federal Home Loan Mtg. Corp. — 6.1%
3.00% due 08/15/2042 STRIPS(3)	1,943,402	1,960,600
3.00% due 03/01/2043	1,434,753	1,444,487
3.00% due 04/01/2043	104,180	104,895
3.00% due 05/01/2043	167,159	168,456
3.00% due 01/15/2044 STRIPS(3)	752,245	754,588
3.00% due 10/01/2046	7,387,549	7,417,663
3.50% due 02/01/2042	206,083	213,289
3.50% due 05/01/2042	56,420	58,291
3.50% due 07/01/2042	285,666	295,107
3.50% due 07/15/2042 STRIPS(3)	3,271,340	3,385,891
3.50% due 03/01/2043	154,270	159,376
3.50% due 09/01/2045	6,322,447	6,503,952
3.50% due 12/01/2045	3,565,268	3,667,620
3.50% due 11/01/2046	3,549,480	3,651,378
3.50% due 12/01/2046	2,143,876	2,205,421
4.00% due 07/01/2025	130,955	137,490
4.00% due 10/01/2040	182,735	192,493
4.00% due 11/01/2040	112,558	118,563
4.00% due 01/01/2041	1,090,331	1,148,576
4.00% due 04/01/2044	1,449,505	1,521,839
4.00% due 01/01/2046	1,251,867	1,330,603
4.50% due 07/01/2025	33,582	35,623
4.50% due 07/01/2040	792,069	849,130
4.50% due 03/01/2041	46,184	49,511
4.50% due 05/01/2041	115,245	123,565
4.50% due 05/01/2042	2,243,087	2,403,389
5.00% due 09/01/2019	27,957	28,518
5.00% due 11/01/2035	28,645	31,183
5.00% due 10/01/2036	47,047	51,352
5.00% due 12/01/2036	25,319	27,645
5.00% due 10/01/2037	8,865	9,678
5.00% due 08/01/2039	31,833	35,010
5.00% due 01/01/2040	44,202	48,602
5.00% due 04/01/2040	28,077	30,886
5.50% due 08/01/2019	37,676	38,565
5.50% due 05/01/2036	10,276	11,467
5.50% due 12/01/2036	3,153	3,518
5.50% due 01/01/2038	33,756	37,765
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2016-K59, Class B 3.58% due 11/25/2049*(1)(5)	690,000	685,660
Series 2015-K44, Class B 3.68% due 01/25/2048*(1)(5)	3,390,000	3,432,942
Series 2016-K722, Class B 3.84% due 07/25/2049*(1)(5)	625,000	637,660
Series 2014-K40, Class C 4.07% due 11/25/2047*(1)(5)	835,000	811,343
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(1)	5,094,763	5,088,827
Series K708, Class A2 2.13% due 01/25/2019(1)	4,399,799	4,414,569
Series K705, Class A2 2.30% due 09/25/2018(1)	4,743,382	4,761,642
Series K706, Class A2 2.32% due 10/25/2018(1)	5,204,921	5,223,060
Series KJO2, Class A2 2.60% due 09/25/2020(1)	185,750	187,653
Series KSMC, Class A2 2.62% due 01/25/2023(1)	10,325,000	10,426,577
Series K055, Class A2 2.67% due 03/25/2026(1)	2,400,000	2,391,188
Series K703, Class A2 2.70% due 05/25/2018(1)	485,906	487,384
Series K720, Class A2 2.72% due 06/25/2022(1)	930,138	948,380
Series K054, Class A2 2.75% due 01/25/2026(1)	1,419,000	1,423,155
Series K718, Class A2 2.79% due 01/25/2022(1)	1,699,000	1,735,616
Series K044, Class A2 2.81% due 01/25/2025(1)	1,464,000	1,485,967
Series KJ09, Class A2 2.84% due 09/25/2022(1)	751,000	765,087
Series K715, Class A2 2.86% due 01/25/2021(1)	205,000	209,427
Series K066, Class A2 3.12% due 06/25/2027(1)	964,000	984,992
Series K065, Class A2 3.24% due 04/25/2027(1)	776,000	801,003
Series K060, Class A2 3.30% due 10/25/2026(1)	1,141,000	1,185,670
Series K065, Class AM 3.33% due 05/25/2027(1)	416,000	429,801
Series K007, Class A2 4.22% due 03/25/2020(1)	365,949	382,476
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 1.93% (1 ML+0.70%) due 09/25/2022(1)	941,468	943,534
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(1)(5)	1,042,000	1,068,134
Series K033, Class A2 3.06% due 07/25/2023(1)(5)	4,682,000	4,838,622
Series K064, Class A2 3.22% due 03/25/2027(1)(5)	1,994,000	2,056,888
Series K030, Class A2 3.25% due 04/25/2023(1)(5)	5,200,000	5,425,614
Series K029, Class A2 3.32% due 02/25/2023(1)(5)	3,000,000	3,139,397
Series K047, Class A2 3.33% due 05/25/2025(1)(5)	2,283,000	2,391,057

Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(3)	937,341	855,330
Series 3582, Class MB zero coupon due 10/15/2039(3)	808,549	742,620
Series 4371, Class GZ 2.00% due 05/15/2042(3)	1,272,333	1,026,865
Series 4374, Class NC 3.75% due 02/15/2046(3)	912,450	936,738
Series 2691, Class ZU 5.50% due 09/15/2033(3)	3,148,589	3,454,950
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 1.74% (1 ML+0.50%) due 07/15/2042(3)	480,849	483,009

		116,518,822

Federal National Mtg. Assoc. — 13.5%
zero coupon due 10/09/2019	470,000	453,220
2.32% due 03/01/2023	3,621,932	3,622,581
2.35% due 01/01/2023	3,000,000	3,005,220
2.38% due 03/01/2023	7,537,389	7,559,833
2.41% due 05/01/2023	106,814	107,248
2.55% due 05/01/2023	110,250	111,451
2.70% due 04/01/2025	10,000,000	10,080,854
2.77% due 03/01/2022	491,533	501,326
2.82% due 07/01/2022	3,058,721	3,128,954
2.83% due 05/01/2027	2,500,000	2,494,841
2.83% due 06/01/2027	2,000,000	1,991,436
2.84% due 04/01/2025	4,021,770	4,090,759
2.89% due 05/01/2027	3,908,701	3,869,198
2.92% due 02/01/2030	1,681,494	1,671,173
2.92% due 05/01/2030	2,000,000	1,954,619
2.93% due 01/01/2025	2,998,293	3,063,424
2.94% due 05/01/2030	1,680,000	1,664,752
2.96% due 06/01/2027	1,958,839	1,978,371
2.97% due 06/01/2030	2,000,000	1,993,813
3.00% due 12/01/2031	1,569,940	1,610,021
3.00% due 05/01/2043	661,242	662,648
3.00% due 09/01/2046	1,521,551	1,527,194
3.00% due 11/01/2046	7,482,188	7,510,011
3.03% due 04/01/2030	2,000,000	1,998,857
3.04% due 12/01/2024	2,645,092	2,720,202
3.05% due 09/01/2024	5,631,349	5,793,695
3.07% due 09/01/2024	4,274,661	4,403,013
3.10% due 09/01/2025	3,300,000	3,376,714
3.12% due 06/01/2035	2,000,000	1,963,918
3.13% due 04/01/2030	5,000,000	5,052,689
3.13% due 06/01/2030	1,000,000	999,077
3.16% due 02/01/2032	2,840,000	2,874,607
3.20% due 06/01/2030	1,000,000	1,017,309
3.23% due 11/01/2020	4,632,219	4,767,385
3.30% due 10/01/2021	11,838,197	12,244,570
3.30% due 07/01/2030	1,005,000	1,031,386
3.48% due 11/01/2020	3,928,473	4,074,617
3.49% due 12/01/2020	3,934,908	4,074,065
3.50% due 11/01/2041	23,728	24,561
3.50% due 01/01/2042	332,169	343,992
3.50% due 04/01/2043	141,814	146,244
3.50% due 07/01/2043	1,460,123	1,504,199
3.50% due 08/01/2043	712,757	735,179
3.50% due 03/01/2045	1,385,504	1,425,272
3.50% due 07/01/2046	2,104,631	2,173,623
3.50% due 12/01/2046	1,890,399	1,944,658
3.50% due 01/01/2047	4,559,508	4,690,379
3.76% due 12/01/2035	1,950,071	2,054,348
3.77% due 12/01/2025	1,500,000	1,601,125
3.84% due 05/01/2018	2,740,000	2,743,000
3.95% due 01/01/2027	142,627	150,199
3.99% due 07/01/2021	1,428,024	1,509,834
4.00% due 04/01/2020	384,929	397,820
4.00% due 01/01/2035	5,650,663	6,041,749
4.00% due 09/01/2040	3,416,773	3,602,417

4.00% due 11/01/2040	2,275,255	2,398,636
4.00% due 02/01/2041	263,742	278,178
4.00% due 06/01/2041	1,831,537	1,930,001
4.00% due 10/01/2041	1,578,303	1,663,357
4.00% due 11/01/2041	725,025	764,139
4.00% due 01/01/2042	5,235,235	5,517,813
4.00% due 04/01/2042	935,523	985,910
4.00% due 10/01/2042	1,013,338	1,068,026
4.00% due 12/01/2042	636,338	670,470
4.00% due 01/01/2043	3,220,532	3,402,510
4.00% due 05/01/2043	1,501,524	1,591,782
4.00% due 06/01/2043	1,117,502	1,177,681
4.00% due 07/01/2043	778,881	819,206
4.00% due 01/01/2044	1,470,876	1,559,357
4.00% due 04/01/2044	512,950	540,440
4.00% due 05/01/2044	570,754	601,096
4.08% due 01/01/2029	842,118	915,811
4.26% due 12/01/2019	285,586	297,909
4.30% due 06/01/2021	938,067	997,412
4.50% due 08/01/2018	37,070	37,701
4.50% due 05/01/2025	22,267	23,359
4.50% due 03/01/2034	107,143	115,071
4.50% due 05/01/2040	40,039	43,280
4.50% due 10/01/2040	48,145	52,052
4.50% due 02/01/2041	1,214,402	1,307,459
4.50% due 04/01/2041	2,142,699	2,308,002
4.50% due 07/01/2042	1,073,176	1,155,627
4.50% due 11/01/2042	2,527,305	2,721,495
4.50% due 01/01/2043	1,775,852	1,912,751
4.50% due 04/01/2044	132,870	143,071
4.50% due 06/01/2044	4,042,714	4,352,651
5.00% due 03/01/2034	21,680	23,973
5.00% due 04/01/2034	32,594	35,735
5.00% due 05/01/2035	18,958	20,788
5.00% due 07/01/2035	48,171	52,899
5.00% due 08/01/2035	43,293	47,588
5.00% due 09/01/2035	15,903	17,513
5.00% due 10/01/2035	58,518	64,175
5.00% due 10/01/2039	28,749	31,686
5.00% due 11/01/2039	67,889	74,829
5.00% due 12/01/2039	70,837	78,053
5.00% due 02/01/2040	59,610	65,712
5.00% due 06/01/2040	45,383	49,813
5.00% due 03/01/2042	8,078,482	8,787,196
5.29% due 06/01/2018	96,172	97,321
5.50% due 11/01/2034	4,748	5,306
5.50% due 01/01/2036	185,328	207,034
5.50% due 11/01/2036	54,724	61,065
5.50% due 06/01/2037	173,511	192,660
5.50% due 08/01/2037	167,641	187,327
5.50% due 01/01/2038	31,729	35,171
5.50% due 12/01/2038	3,968,420	4,433,954
5.60% due 03/01/2038	2,177,926	2,392,761
6.00% due 02/01/2033	44,789	50,208
6.00% due 10/01/2035	17,340	19,592
6.00% due 01/01/2036	24,692	28,101
6.00% due 02/01/2037	18,289	20,769
6.00% due 03/01/2037	11,365	12,839
6.00% due 04/01/2037	15,045	17,050
6.00% due 06/01/2037	192,801	218,306
6.00% due 06/01/2038	72,427	82,621
6.00% due 10/01/2038	10,375	11,686
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,272,668
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	15,106,552
Series 2017-M5, Class A2 3.30% due 04/25/2029(1)	1,062,000	1,077,771
Federal National Mtg. Assoc. FRS 1.72% (1 ML+0.49%) due 11/01/2023	598,995	598,808
Series 2015-M17, Class FA
2.16% (1 ML+0.93%)
due 11/25/2022(1)	1,109,374	1,109,791
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(3)	1,555,454	1,363,584
Series 2012-96, Class CB 1.50% due 04/25/2039(3)	1,138,110	1,119,098
Series 2017-T1, Class A
2.90% due 06/25/2027(1)	1,526,673	1,515,174
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	783,142	795,789
Series 2011-104, Class NY 4.00% due 03/25/2039(3)	1,672,609	1,749,279
Series 2010-45, Class A1 5.00% due 02/25/2021(3)(6)	1,178,028	37,347
Series 2010-47, Class MB 5.00% due 09/25/2039(3)	2,578,473	2,813,329
Series 2005-93, Class PZ 5.50% due 10/25/2035(3)	1,362,394	1,600,604
Series 2002-56, Class ZQ 6.00% due 09/25/2032(3)	686,317	775,262
Series 2005-109, Class GE 6.00% due 12/25/2035(3)	1,397,000	1,667,876
Series 2009-39, Class Z 6.00% due 06/25/2039(3)	3,041,987	3,540,334
Federal National Mtg. Assoc. VRS
Series 2017-M3, Class A2
2.49% due 12/25/2026(1)(5)	1,850,000	1,802,157
Series 2017-M4, Class A2
2.60% due 12/25/2026(1)(5)	2,403,000	2,361,207
Series 2015-N8, Class A2
2.90% due 01/25/2025(1)(5)	2,000,000	2,021,992
Series 2017-M8, Class A2
3.06% due 05/25/2027(1)(5)	1,200,000	1,220,726
Series 2015-M10, Class A2
3.09% due 04/25/2027(1)(5)	1,556,000	1,579,841
Series 2015-M2, Class A3
3.16% due 12/25/2024(1)(5)	948,129	976,579
Series 2017-M12, Class A2
3.18% due 06/25/2027(1)(5)	1,248,000	1,273,632

		260,289,034

Government National Mtg. Assoc. — 4.2%
3.50% due 10/20/2033	1,220,413	1,278,955
3.50% due 11/15/2040	109,813	114,180
3.50% due 12/15/2041	146,432	152,507
3.50% due 02/15/2042	277,092	289,424
3.50% due 04/15/2042	38,409	39,996
4.00% due 12/20/2042	1,276,358	1,352,675
4.00% due 09/20/2044	603,714	636,092
4.25% due 01/20/2045	1,930,173	2,058,654
4.25% due 02/20/2045	2,228,277	2,376,528
4.25% due 04/20/2045	1,699,680	1,807,030
4.25% due 06/20/2045	1,058,053	1,124,994
4.50% due 04/15/2039	89,359	97,087
4.50% due 05/15/2039	50,183	54,638
4.50% due 09/15/2039	60,709	66,172
4.50% due 01/15/2040	287,125	307,454
4.50% due 02/15/2040	348,693	375,558
4.50% due 03/15/2040	142,698	152,746
4.50% due 04/15/2040	179,528	192,526
4.50% due 06/15/2040	229,085	247,120
4.50% due 07/15/2040	74,729	80,358
4.50% due 01/20/2041	133,747	143,808
4.50% due 06/20/2041	138,194	148,561
4.50% due 09/20/2041	2,100,772	2,258,465
4.50% due 07/20/2045	1,781,274	1,889,020
5.50% due 12/15/2036	70,117	77,929
5.50% due 04/15/2038	20,574	22,787
5.50% due 01/20/2042	63,896	70,205
6.00% due 12/15/2032	34,837	39,349
6.00% due 01/15/2039	37,493	42,154
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(3)	320,716	277,757
Series 2005-55, Class Z 4.75% due 07/20/2035(3)	4,548,802	4,884,635
Series 2009-92, Class ZC 5.00% due 10/20/2039(3)	2,237,875	2,494,736
Series 2010-105, Class B 5.00% due 08/20/2040(3)	2,000,000	2,205,534
Series 2009-33, Class DB 5.50% due 05/20/2039(3)	984,098	1,023,872
Government National Mtg. Assoc. REMIC FRS Series 2015-H15, Class FJ 1.67% (1 ML+0.44%) due 06/20/2065(3)	868,598	864,619
Series 2015-H16, Class FG 1.67% (1 ML+0.44%) due 07/20/2065(3)	1,683,336	1,675,896
Series 2015-H16, Class FL 1.67% (1 ML+0.44%) due 07/20/2065(3)	3,240,509	3,225,188
Series 2011-H06, Class FA 1.68% (1 ML+0.45%) due 02/20/2061(3)	1,519,950	1,517,809
Series 2015-H07, Class ES 1.70% (1 ML+0.47%) due 02/20/2065(3)	2,809,809	2,802,705
Series 2015-H05, Class FC 1.71% (1 ML+0.48%) due 02/20/2065(3)	4,132,362	4,121,061
Series 2015-H06, Class FA 1.71% (1 ML+0.48%) due 02/20/2065(3)	3,590,165	3,581,901
Series 2015-H08, Class FC 1.71% (1 ML+0.48%) due 03/20/2065(3)	7,555,587	7,535,303
Series 2015-H10, Class FC 1.71% (1 ML+0.48%) due 04/20/2065(3)	4,207,489	4,195,733
Series 2015-H12, Class FA 1.71% (1 ML+0.48%) due 05/20/2065(3)	2,498,014	2,491,303
Series 2013-H18, Class EA 1.73% (1 ML+0.50%) due 07/20/2063(3)	2,397,440	2,395,507
Series 2015-H23, Class FB 1.75% (1 ML+0.52%) due 09/20/2065(3)	1,335,847	1,334,601
Series 2015-H26, Class FG 1.75% (1 ML+0.52%) due 10/20/2065(3)	912,724	911,863
Series 2012-H08, Class FB 1.83% (1 ML+0.60%) due 03/20/2062(3)	1,992,308	1,997,946
Series 2014-H09, Class TA 1.83% (1 ML+0.60%) due 04/20/2064(3)	1,102,530	1,104,536

Series 2015-H29, Class FL 1.83% (1 ML+0.60%) due 11/20/2065(3)	3,227,132	3,236,173
Series 2015-H30, Class FE 1.83% (1 ML+0.60%) due 11/20/2065(3)	3,560,738	3,571,072
Series 2015-H32, Class FH 1.89% (1 ML+0.66%) due 12/20/2065(3)	1,056,573	1,062,624
Series 2016-H26, Class FC 2.23% (1 ML+1.00%) due 12/20/2066(3)	653,624	665,636
Government National Mtg. Assoc. REMIC VRS Series 2014-168, Class VB 3.44% due 06/16/2047(1)(5)	891,930	916,606
Series 2015-137, Class WA 5.48% due 01/20/2038(3)(5)	65,772	73,059
Series 2015-137, Class W 5.58% due 10/20/2040(3)(5)	2,940,579	3,253,470

		80,918,117

Small Business Administration — 0.5%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,248,579	1,224,203
Series 2012-20H, Class 1 2.37% due 08/01/2032	812,195	804,566
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,899,111	1,887,228
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,552,251	2,627,643
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,403,220	2,476,388
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,177,751	1,230,697

		10,250,725

Resolution Funding Corp. — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	880,000	850,308
zero coupon due 07/15/2020	1,350,000	1,283,690
zero coupon due 01/15/2030	1,000,000	699,330

		2,833,328

Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 4.25% due 09/15/2065	645,000	731,229

Total U.S. Government Agencies (cost $476,410,581)		471,541,255

U.S. GOVERNMENT TREASURIES — 23.1%
United States Treasury Bonds — 10.8%
zero coupon due 05/15/2019 STRIPS	4,440,000	4,335,363
zero coupon due 08/15/2019 STRIPS	3,300,000	3,208,448
zero coupon due 02/15/2020 STRIPS	1,770,000	1,707,106
zero coupon due 05/15/2020 STRIPS	7,580,000	7,274,938
zero coupon due 08/15/2020 STRIPS	5,590,000	5,333,100
zero coupon due 02/15/2021 STRIPS	7,740,000	7,301,808
zero coupon due 05/15/2021 STRIPS	11,790,000	11,054,824
zero coupon due 08/15/2021 STRIPS	2,430,000	2,264,228
zero coupon due 11/15/2021 STRIPS	60,000	55,558
zero coupon due 02/15/2022 STRIPS	2,070,000	1,901,984
zero coupon due 05/15/2022 STRIPS	3,980,000	3,633,106
zero coupon due 08/15/2022 STRIPS	4,500,000	4,080,265
zero coupon due 11/15/2022 STRIPS	7,260,000	6,534,824
zero coupon due 02/15/2023 STRIPS	7,735,000	6,910,533
zero coupon due 05/15/2023 STRIPS	9,720,000	8,618,953
zero coupon due 08/15/2023 STRIPS	2,345,000	2,065,273
zero coupon due 05/15/2024 STRIPS	90,000	77,578
zero coupon due 11/15/2024 STRIPS	710,000	603,101
zero coupon due 02/15/2025 STRIPS	800,000	674,576
zero coupon due 08/15/2026 STRIPS	90,000	72,736
zero coupon due 11/15/2026 STRIPS	3,240,000	2,601,349
zero coupon due 02/15/2027 STRIPS	5,490,000	4,376,492
zero coupon due 05/15/2027 STRIPS	2,430,000	1,923,914
zero coupon due 08/15/2027 STRIPS	1,170,000	918,498
zero coupon due 11/15/2027 STRIPS	1,620,000	1,264,967
zero coupon due 02/15/2028 STRIPS	1,800,000	1,393,366
zero coupon due 05/15/2028 STRIPS	2,970,000	2,282,920
zero coupon due 08/15/2028 STRIPS	1,440,000	1,099,246
zero coupon due 11/15/2028 STRIPS	1,260,000	953,585
zero coupon due 02/15/2029 STRIPS	1,800,000	1,351,998
zero coupon due 05/15/2029 STRIPS	1,260,000	940,284
zero coupon due 08/15/2029 STRIPS	2,070,000	1,533,993

zero coupon due 11/15/2029 STRIPS	4,210,000	3,093,126
zero coupon due 02/15/2030 STRIPS	3,330,000	2,426,768
zero coupon due 05/15/2030 STRIPS	2,700,000	1,954,283
zero coupon due 08/15/2030 STRIPS	2,660,000	1,906,667
zero coupon due 11/15/2030 STRIPS	810,000	575,339
zero coupon due 02/15/2031 STRIPS	1,260,000	889,214
zero coupon due 05/15/2031 STRIPS	2,520,000	1,762,081
zero coupon due 08/15/2031 STRIPS	2,000,000	1,388,130
zero coupon due 11/15/2031 STRIPS	2,440,000	1,680,061
zero coupon due 02/15/2032 STRIPS	2,490,000	1,698,514
zero coupon due 05/15/2032 STRIPS	5,010,000	3,389,580
zero coupon due 08/15/2032 STRIPS	2,800,000	1,881,994
zero coupon due 11/15/2032 STRIPS	2,770,000	1,843,060
zero coupon due 02/15/2033 STRIPS	490,000	323,646
zero coupon due 05/15/2033 STRIPS	2,200,000	1,440,707
zero coupon due 08/15/2033 STRIPS	630,000	410,006
zero coupon due 11/15/2033 STRIPS	5,725,000	3,693,053
zero coupon due 02/15/2034 STRIPS	1,765,000	1,128,741
zero coupon due 05/15/2034 STRIPS	8,800,000	5,578,623
zero coupon due 08/15/2034 STRIPS	540,000	340,299
zero coupon due 11/15/2034 STRIPS	630,000	392,937
zero coupon due 02/15/2035 STRIPS	540,000	334,161
zero coupon due 05/15/2035 STRIPS	990,000	607,560
1.75% due 01/15/2028 TIPS(7)	1,371,053	1,532,437
2.50% due 01/15/2029 TIPS(7)	4,356,506	5,247,663
2.75% due 08/15/2042	1,300,000	1,281,414
2.75% due 11/15/2042	150,000	147,680
2.88% due 05/15/2043	13,057,700	13,127,579
2.88% due 11/15/2046	2,623,000	2,623,000
3.13% due 11/15/2041	1,275,000	1,345,225
3.13% due 02/15/2043	1,950,000	2,051,537
3.50% due 02/15/2039	10,528,000	11,854,281
3.63% due 08/15/2043	3,900,000	4,461,387
3.88% due 08/15/2040	2,200,000	2,608,289
4.25% due 05/15/2039	270,000	336,825
4.25% due 11/15/2040	400,000	500,313
4.38% due 02/15/2038	1,649,000	2,087,660
4.38% due 11/15/2039	2,200,000	2,791,336
4.38% due 05/15/2040	1,700,000	2,160,195
4.38% due 05/15/2041	1,400,000	1,784,836
4.50% due 02/15/2036	5,483,000	7,019,739
4.50% due 05/15/2038	450,000	579,287
4.50% due 08/15/2039	2,250,000	2,900,303
5.00% due 05/15/2037	4,000,000	5,444,375
5.25% due 11/15/2028	90,000	114,989

		209,087,814

United States Treasury Notes — 12.3%
zero coupon due 11/15/2019 STRIPS	5,040,000	4,879,171
0.13% due 04/15/2019 TIPS(7)	754,337	756,280
0.13% due 01/15/2022 TIPS(7)	4,208,481	4,214,380
0.75% due 01/31/2018	24,980,000	24,952,145
1.00% due 11/30/2018	29,950,000	29,789,721
1.38% due 01/15/2020 TIPS(7)	2,066,173	2,135,651
1.63% due 06/30/2019	34,633,000	34,660,057
1.63% due 12/31/2019	7,000,000	6,998,906
1.75% due 11/30/2021	30,578,000	30,388,082
1.75% due 09/30/2022	500,000	493,711
1.75% due 01/31/2023	4,000,000	3,938,125
1.75% due 05/15/2023	500,000	491,016
2.00% due 02/28/2021	540,000	543,523
2.00% due 10/31/2021	9,500,000	9,537,480
2.00% due 07/31/2022	3,450,000	3,450,674
2.00% due 11/15/2026	5,860,000	5,691,067
2.13% due 06/30/2022	1,000,000	1,005,976
2.50% due 08/15/2023	2,000,000	2,042,812
2.63% due 08/15/2020	12,000,000	12,296,719
2.63% due 11/15/2020	270,000	276,992
2.75% due 02/15/2019(14)	56,202,000	57,077,961
2.75% due 11/15/2023	600,000	620,930

		236,241,379

Total U.S. Government Treasuries (cost $451,228,054)		445,329,193

MUNICIPAL BONDS & NOTES — 0.4%
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	254,836
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,513,875
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,116,049
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	531,162
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,237,137

Total Municipal Bonds & Notes (cost $7,307,397)		7,653,059

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	467,351

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	672,418

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	316,918
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,125,987
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	208,200
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	334,567
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	132,000
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	208,800
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	68,148
United Mexican States Senior Bonds 3.63% due 03/15/2022	1,260,000	1,312,920
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	208,400

United Mexican States Senior Bonds 4.60% due 02/10/2048	200,000	195,700
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,076,760

		5,188,400

Total Foreign Government Obligations (cost $6,400,556)		6,328,169

LOANS — 0.0%
Finance-Other Services — 0.0%
Lila Mexican Holdings LLC FRS BTL-B 4.24% (1 ML+3.00%) due 08/11/2022(2)(8)(9)(10)(13) (cost $933,516)	952,392	941,424

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
BPCE SA 12.50% due 09/30/2019*(12)	1,600,000	1,887,008
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(12)	464,000	487,896

		2,374,904

Diversified Banking Institutions — 0.4%
Bank of America Corp. Series AA 6.10% due 03/17/2025(12)	2,078,000	2,319,568
Bank of America Corp. Series Z 6.50% due 10/23/2024(12)	2,200,000	2,516,250
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(12)	1,852,000	1,984,418
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(12)	531,000	607,039

		7,427,275

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(12)	316,000	313,740

Pipelines — 0.1%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	1,144,000	1,224,240

Total Preferred Securities/Capital Securities (cost $10,483,805)		11,340,159

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(5)(13) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,881,149,162)		1,884,955,035

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund Trust Class 1.16%(11)	30,098,442	30,098,442

U.S. Government Agencies — 0.3%
Federal Home Loan Bank 0.51% due 11/01/2017	2,596,000	2,596,000
0.61% due 11/01/2017	1,510,000	1,510,000
0.86% due 11/01/2017	1,509,000	1,509,000

		5,615,000

Total Short-Term Investment Securities (cost $35,713,442)		35,713,442

TOTAL INVESTMENTS (cost $1,916,862,604)	99.6%	1,920,668,477
Other assets less liabilities	0.4	7,090,165

NET ASSETS	100.0%	$1,927,758,642

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $319,781,789 representing 16.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $44,829,444 representing 2.3% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Collateralized Loan Obligation

(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Interest Only

(7)	Principal amount of security is adjusted for inflation.

(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(11)	The rate shown is the 7-day yield as of October 31, 2017.

(12)	Perpetual maturity—maturity date reflects the next call date.

(13)	Security classified as Level 3 (see Note 1).

(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principle Securities

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
200	Long	U.S. Treasury 5 Year Notes	December 2017	$23,719,456	$23,437,500	$(281,956)
100	Long	U.S. Treasury Ultra Bonds	December 2017	16,810,122	16,478,125	(331,997)
88	Long	U.S. Treasury 2 Year Notes	December 2017	19,030,311	18,951,625	(78,686)
381	Short	U.S. Treasury Ultra 10 Year Notes	December 2017	51,643,126	51,024,234	618,892

						$(73,747)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$299,305,926	$1,388,930	$300,694,856
U.S. Corporate Bonds & Notes:
Transport-Rail	—	2,681,101	347,238	3,028,339
Other Industries	—	497,002,586	—	497,002,586
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	25,277	25,277
Other Industries	—	141,070,718	—	141,070,718
U.S. Government Agencies	—	471,541,255	—	471,541,255
U.S. Government Treasuries	—	445,329,193	—	445,329,193
Municipal Bonds & Notes	—	7,653,059	—	7,653,059
Foreign Government Obligations	—	6,328,169	—	6,328,169
Loans	—	—	941,424	941,424
Preferred Securities/Capital Securities	—	11,340,159	—	11,340,159
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	30,098,442	—	—	30,098,442
U.S. Government Agencies	—	5,615,000	—	5,615,000

Total Investments at Value	$30,098,442	$1,887,867,166	$2,702,869	$1,920,668,477

Other Financial Instruments:+
Futures Contracts	$618,892	$—	$—	$618,892

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$692,639	$—	$—	$692,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.4%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	39,025	$2,969,803

Airlines — 0.9%
Southwest Airlines Co.	64,100	3,452,426

Apparel Manufacturers — 1.3%
Gildan Activewear, Inc.	157,494	4,819,316

Applications Software — 2.8%
Red Hat, Inc.†	42,600	5,147,358
ServiceNow, Inc.†	41,100	5,193,807

		10,341,165

Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	4,800	1,591,344

Auto/Truck Parts & Equipment-Original — 1.5%
WABCO Holdings, Inc.†	39,100	5,769,987

Banks-Commercial — 1.9%
East West Bancorp, Inc.	66,200	3,961,408
First Republic Bank	31,800	3,097,320

		7,058,728

Banks-Super Regional — 0.8%
Comerica, Inc.	40,800	3,205,656

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	39,400	2,282,442

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	76,200	5,033,772

Building Products-Air & Heating — 1.5%
Lennox International, Inc.	28,583	5,463,069

Building Products-Cement — 2.6%
Eagle Materials, Inc.	51,200	5,405,184
Vulcan Materials Co.	35,700	4,346,475

		9,751,659

Building-Mobile Home/Manufactured Housing — 1.1%
Thor Industries, Inc.	29,800	4,059,356

Commercial Services-Finance — 5.8%
Global Payments, Inc.	70,700	7,349,265
S&P Global, Inc.	42,100	6,587,387
Square, Inc., Class A†	65,600	2,439,664
Vantiv, Inc., Class A†	74,700	5,229,000

		21,605,316

Computer Aided Design — 0.4%
Autodesk, Inc.†	12,200	1,524,512

Computer Services — 1.0%
DXC Technology Co.	41,300	3,779,776

Computer Software — 1.4%
Splunk, Inc.†	75,700	5,094,610

Consulting Services — 1.3%
Gartner, Inc.†	38,500	4,824,435

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	48,241	2,689,436

Dental Supplies & Equipment — 0.8%
DENTSPLY SIRONA, Inc.	47,821	2,920,428

Distribution/Wholesale — 1.4%
LKQ Corp.†	137,900	5,197,451

Diversified Manufacturing Operations — 0.8%
Parker-Hannifin Corp.	16,700	3,049,587

Drug Delivery Systems — 0.4%
DexCom, Inc.†	31,100	1,398,567

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	33,900	2,369,610

E-Commerce/Services — 0.4%
GrubHub, Inc.†	26,600	1,623,132

Electronic Components-Misc. — 0.9%
Corning, Inc.	111,800	3,500,458

Electronic Components-Semiconductors — 4.3%
Advanced Micro Devices, Inc.†	212,800	2,337,608
Broadcom, Ltd.	10,100	2,665,491
Cavium, Inc.†	60,700	4,187,693
IPG Photonics Corp.†	17,300	3,683,343
NVIDIA Corp.	16,200	3,350,322

		16,224,457

Electronic Connectors — 1.7%
Amphenol Corp., Class A	74,600	6,490,200

Electronic Measurement Instruments — 1.6%
Fortive Corp.	84,800	6,127,648

Enterprise Software/Service — 4.4%
Atlassian Corp. PLC, Class A†	63,000	3,047,310
Guidewire Software, Inc.†	34,000	2,719,320
Paycom Software, Inc.†	27,600	2,268,720
Tyler Technologies, Inc.†	13,700	2,428,873
Veeva Systems, Inc., Class A†	45,500	2,772,770
Workday, Inc., Class A†	31,300	3,473,987

		16,710,980

Entertainment Software — 2.6%
Electronic Arts, Inc.†	50,600	6,051,760
Take-Two Interactive Software, Inc.†	34,992	3,871,865

		9,923,625

Finance-Investment Banker/Broker — 1.4%
Lazard, Ltd., Class A	18,460	877,588
TD Ameritrade Holding Corp.	88,900	4,444,111

		5,321,699

Finance-Other Services — 1.0%
Nasdaq, Inc.	51,500	3,741,475

Food-Catering — 0.7%
Aramark	57,200	2,499,068

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	115,800	2,852,154

Hotels/Motels — 2.1%
Hilton Grand Vacations, Inc.†	64,340	2,635,366
Hilton Worldwide Holdings, Inc.	74,866	5,411,315

		8,046,681

Industrial Automated/Robotic — 0.5%
Nordson Corp.	16,249	2,058,586

Internet Security — 1.7%
Palo Alto Networks, Inc.†	26,600	3,915,520
Proofpoint, Inc.†	25,700	2,374,937

		6,290,457

Investment Companies — 0.9%
Oaktree Capital Group LLC	71,000	3,251,800

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.	16,000	2,984,000
Ameriprise Financial, Inc.	28,000	4,383,120

		7,367,120

Machinery-Construction & Mining — 1.0%
Oshkosh Corp.	39,200	3,589,152

Machinery-Farming — 0.3%
AGCO Corp.	18,053	1,237,894

Machinery-General Industrial — 0.8%
Middleby Corp.†	27,700	3,210,430

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	19,600	2,003,708

Medical-Biomedical/Gene — 5.2%
BioMarin Pharmaceutical, Inc.†	25,200	2,068,668
Bioverativ, Inc.†	21,300	1,203,450
Exelixis, Inc.†	57,200	1,417,988
Illumina, Inc.†	32,020	6,570,184
Incyte Corp.†	20,000	2,265,000
Intercept Pharmaceuticals, Inc.†	33,500	2,064,605
Spark Therapeutics, Inc.†	17,300	1,399,570
Vertex Pharmaceuticals, Inc.†	17,643	2,579,936

		19,569,401

Medical-Drugs — 1.4%
ACADIA Pharmaceuticals, Inc.†	49,700	1,731,051
Jazz Pharmaceuticals PLC†	23,846	3,374,924

		5,105,975

Medical-HMO — 1.6%
Centene Corp.†	32,200	3,016,174
Humana, Inc.	11,720	2,992,702

		6,008,876

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	93,600	2,935,296

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	103,100	3,368,277

Networking Products — 1.2%
Arista Networks, Inc.†	22,300	4,457,547

Non-Hazardous Waste Disposal — 2.9%
Waste Connections, Inc.	153,000	10,812,510

Oil Companies-Exploration & Production — 2.3%
Concho Resources, Inc.†	53,300	7,153,393
Range Resources Corp.	76,500	1,385,415

		8,538,808

Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	96,100	3,778,652

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	14,500	3,320,790

Retail-Apparel/Shoe — 2.4%
lululemon athletica, Inc.†	30,500	1,876,055
Ross Stores, Inc.	78,800	5,003,012
Tapestry, Inc.	54,500	2,231,775

		9,110,842

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	13,800	2,911,110

Retail-Automobile — 1.1%
Copart, Inc.†	109,200	3,962,868

Retail-Convenience Store — 0.6%
Casey’s General Stores, Inc.	21,100	2,417,427

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	12,600	2,542,554

Schools — 0.7%
Bright Horizons Family Solutions, Inc.†	30,600	2,640,780

Semiconductor Equipment — 3.8%
Applied Materials, Inc.	49,500	2,793,285
Lam Research Corp.	34,200	7,133,094
Teradyne, Inc.	99,500	4,267,555

		14,193,934

Textile-Home Furnishings — 2.4%
Mohawk Industries, Inc.†	34,400	9,004,544

Tools-Hand Held — 1.5%
Stanley Black & Decker, Inc.	34,800	5,621,940

Transport-Truck — 1.4%
Old Dominion Freight Line, Inc.	42,800	5,184,364

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	85,500	3,992,850

Total Long-Term Investment Securities (cost $293,373,263)		361,802,520

REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $15,515,052, and collateralized by $16,895,000 of United States Treasury Bonds, bearing interest at 2.50%, due 05/15/2046 and having anapproximate value of $15,827,439. (cost $15,515,000)	$15,515,000	15,515,000

TOTAL INVESTMENTS (cost $308,888,263)	100.6%	377,317,520
Liabilities in excess of other assets	(0.6)	(2,076,222)

NET ASSETS	100.0%	$375,241,298

#	Effective October 9, 2017, the Portfolio’s name changed to SA JPMorgan Mid-Cap Growth Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$361,802,520	$—	$—	$361,802,520
Repurchase Agreements	—	15,515,000	—	15,515,000

Total Investments at Value	$361,802,520	$15,515,000	$—	$377,317,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,013	$635,500
Omnicom Group, Inc.	19,371	1,301,538

		1,937,038

Aerospace/Defense — 1.8%
Arconic, Inc.	35,476	891,157
Boeing Co.	46,642	12,032,703
General Dynamics Corp.	23,379	4,745,470
Lockheed Martin Corp.	21,033	6,481,529
Northrop Grumman Corp.	14,619	4,320,353
Raytheon Co.	24,365	4,390,573
Rockwell Collins, Inc.	13,639	1,849,448
TransDigm Group, Inc.	4,053	1,124,708

		35,835,941

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	10,054	1,400,723
L3 Technologies, Inc.	6,566	1,229,024
United Technologies Corp.	62,360	7,468,234

		10,097,981

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	19,580	743,648
Monsanto Co.	36,879	4,466,047
Mosaic Co.	29,466	658,271

		5,867,966

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,223	1,930,004

Airlines — 0.4%
Alaska Air Group, Inc.	10,369	684,665
American Airlines Group, Inc.	36,385	1,703,546
Delta Air Lines, Inc.	55,917	2,797,527
Southwest Airlines Co.	46,227	2,489,786
United Continental Holdings, Inc.†	21,708	1,269,484

		8,945,008

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,596	688,410
Michael Kors Holdings, Ltd.†	12,727	621,205
Ralph Lauren Corp.	4,649	415,760
Under Armour, Inc., Class A†	15,526	194,386
Under Armour, Inc., Class C†	15,625	180,156
VF Corp.	27,425	1,910,151

		4,010,068

Appliances — 0.1%
Whirlpool Corp.	6,126	1,004,235

Applications Software — 3.2%
Citrix Systems, Inc.†	12,083	998,177
Intuit, Inc.	20,433	3,085,792
Microsoft Corp.	646,568	53,781,526
Red Hat, Inc.†	14,897	1,800,004
salesforce.com, Inc.†	57,315	5,865,617

		65,531,116

Athletic Footwear — 0.3%
NIKE, Inc., Class B	110,300	6,065,397

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	328,322	4,028,511
General Motors Co.	110,093	4,731,797

		8,760,308

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,496	2,115,748

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	16,655	878,052
Delphi Automotive PLC	22,400	2,226,112

		3,104,164

Banks-Commercial — 0.4%
BB&T Corp.	67,836	3,340,245
M&T Bank Corp.	12,754	2,126,984
Regions Financial Corp.	100,321	1,552,969
Zions Bancorporation	16,971	788,473

		7,808,671

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	86,729	4,462,207
Citizens Financial Group, Inc.	42,029	1,597,522
Northern Trust Corp.	18,030	1,686,166
State Street Corp.	31,392	2,888,064

		10,633,959

Banks-Super Regional — 2.3%
Capital One Financial Corp.	40,604	3,742,877
Comerica, Inc.	14,767	1,160,243
Fifth Third Bancorp	61,845	1,787,321
Huntington Bancshares, Inc.	91,502	1,262,728
KeyCorp	91,294	1,666,116
PNC Financial Services Group, Inc.	40,227	5,502,651
SunTrust Banks, Inc.	40,288	2,425,740
US Bancorp	133,400	7,254,292
Wells Fargo & Co.	375,030	21,054,184

		45,856,152

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	322,247	14,816,917
Dr Pepper Snapple Group, Inc.	15,255	1,306,743
Monster Beverage Corp.†	34,817	2,016,949
PepsiCo, Inc.	119,916	13,218,341

		31,358,950

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	16,438	937,295
Constellation Brands, Inc., Class A	14,431	3,161,688

		4,098,983

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,504	1,253,808

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	12,922	243,967
Discovery Communications, Inc., Class C†	17,060	303,839
Scripps Networks Interactive, Inc., Class A	8,056	670,904

		1,218,710

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,929	854,090

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	78,271	3,239,637

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,275	1,143,884
Vulcan Materials Co.	11,104	1,351,912

		2,495,796

Building Products-Wood — 0.1%
Masco Corp.	26,744	1,064,946

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	28,592	1,264,053
Lennar Corp., Class A	17,057	949,563
PulteGroup, Inc.	23,301	704,389

		2,918,005

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	16,886	5,642,795
Comcast Corp., Class A	394,873	14,227,274
DISH Network Corp., Class A†	19,112	927,696

		20,797,765

Casino Hotels — 0.1%
MGM Resorts International	43,456	1,362,345
Wynn Resorts, Ltd.	6,716	990,543

		2,352,888

Chemicals-Diversified — 1.1%
DowDuPont, Inc.	195,865	14,162,998
Eastman Chemical Co.	12,162	1,104,431
FMC Corp.	11,259	1,045,511
LyondellBasell Industries NV, Class A	27,245	2,820,675
PPG Industries, Inc.	21,530	2,502,647

		21,636,262

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,274	1,306,614
International Flavors & Fragrances, Inc.	6,629	977,247

		2,283,861

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,900	2,726,535

Commercial Services — 0.3%
Cintas Corp.	7,169	1,068,468
Ecolab, Inc.	21,863	2,856,619
Nielsen Holdings PLC	28,194	1,045,152
Quanta Services, Inc.†	12,691	478,831

		5,449,070

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	37,303	4,336,847
Equifax, Inc.	10,105	1,096,695
Global Payments, Inc.	12,800	1,330,560
H&R Block, Inc.	17,549	434,162
IHS Markit, Ltd.†	30,495	1,299,392
Moody’s Corp.	13,949	1,986,477
PayPal Holdings, Inc.†	94,880	6,884,493
S&P Global, Inc.	21,574	3,375,684
Total System Services, Inc.	14,074	1,014,032
Western Union Co.	38,950	773,547

		22,531,889

Computer Aided Design — 0.3%
ANSYS, Inc.†	7,115	972,692
Autodesk, Inc.†	18,400	2,299,264
Cadence Design Systems, Inc.†	23,522	1,015,209
Synopsys, Inc.†	12,612	1,091,190

		5,378,355

Computer Services — 1.2%
Accenture PLC, Class A	51,877	7,385,210
Cognizant Technology Solutions Corp., Class A	49,580	3,751,719
CSRA, Inc.	13,723	438,999
DXC Technology Co.	23,895	2,186,870
International Business Machines Corp.	72,756	11,208,789

		24,971,587

Computer Software — 0.0%
Akamai Technologies, Inc.†	14,390	751,878

Computers — 3.9%
Apple, Inc.	433,597	73,295,237
Hewlett Packard Enterprise Co.	137,891	1,919,443
HP, Inc.	140,210	3,021,525

		78,236,205

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,645	1,005,891
Seagate Technology PLC	24,162	893,269
Western Digital Corp.	24,753	2,209,700

		4,108,860

Consulting Services — 0.1%
Gartner, Inc.†	7,605	952,983
Verisk Analytics, Inc.†	13,047	1,109,647

		2,062,630

Consumer Products-Misc. — 0.2%
Clorox Co.	10,835	1,370,952
Kimberly-Clark Corp.	29,658	3,336,822

		4,707,774

Containers-Metal/Glass — 0.1%
Ball Corp.	29,531	1,267,766

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	7,920	920,859
Sealed Air Corp.	15,952	705,557
WestRock Co.	21,322	1,307,678

		2,934,094

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	73,943	5,209,285
Coty, Inc., Class A	39,595	609,763
Estee Lauder Cos., Inc., Class A	18,793	2,101,245
Procter & Gamble Co.	214,062	18,482,113

		26,402,406

Cruise Lines — 0.2%
Carnival Corp.	34,235	2,272,862
Norwegian Cruise Line Holdings, Ltd.†	14,939	832,849
Royal Caribbean Cruises, Ltd.	14,444	1,787,734

		4,893,445

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	27,905	2,588,468
Fiserv, Inc.†	17,668	2,286,769

Paychex, Inc.	26,851	1,712,825

		6,588,062

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,055	1,447,024
DENTSPLY SIRONA, Inc.	19,266	1,176,575
Patterson Cos., Inc.	6,914	255,818

		2,879,417

Diagnostic Equipment — 1.0%
Abbott Laboratories	145,850	7,909,445
Danaher Corp.	51,318	4,735,112
Thermo Fisher Scientific, Inc.	33,596	6,511,913

		19,156,470

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,326	1,217,361

Dialysis Centers — 0.0%
DaVita, Inc.†	12,840	779,902

Disposable Medical Products — 0.1%
C.R. Bard, Inc.†	6,100	1,995,127

Distribution/Wholesale — 0.1%
Fastenal Co.	24,174	1,135,453
LKQ Corp.†	25,927	977,188
WW Grainger, Inc.	4,407	871,264

		2,983,905

Diversified Banking Institutions — 4.1%
Bank of America Corp.	823,675	22,560,458
Citigroup, Inc.	228,714	16,810,479
Goldman Sachs Group, Inc.	30,203	7,323,623
JPMorgan Chase & Co.	295,401	29,720,295
Morgan Stanley	118,713	5,935,650

		82,350,505

Diversified Manufacturing Operations — 2.0%
3M Co.	50,096	11,531,598
A.O. Smith Corp.	12,291	727,627
Dover Corp.	13,068	1,247,863
Eaton Corp. PLC	37,339	2,987,867
General Electric Co.	726,795	14,652,187
Illinois Tool Works, Inc.	26,001	4,069,677
Ingersoll-Rand PLC	21,294	1,886,649
Parker-Hannifin Corp.	11,176	2,040,849
Pentair PLC	13,863	976,787
Textron, Inc.	22,222	1,171,988

		41,293,092

Diversified Operations — 0.0%
Leucadia National Corp.	26,580	672,474

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	33,470	36,993,721
eBay, Inc.†	83,559	3,145,161

		40,138,882

E-Commerce/Services — 0.5%
Cars.com, Inc.†	1	24
Expedia, Inc.	10,256	1,278,513
Priceline Group, Inc.†	4,118	7,873,451
TripAdvisor, Inc.†	9,093	340,988

		9,492,976

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,374	1,307,551
Emerson Electric Co.†	53,727	3,463,243

		4,770,794

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	36,182	1,070,264
PPL Corp.	57,349	2,154,028

		3,224,292

Electric-Integrated — 2.5%
AES Corp.	55,426	589,178
Alliant Energy Corp.	19,397	839,114
Ameren Corp.	20,368	1,262,612
American Electric Power Co., Inc.	41,288	3,072,240
CMS Energy Corp.	23,674	1,145,111
Consolidated Edison, Inc.	26,008	2,237,988
Dominion Energy, Inc.	53,942	4,376,854
DTE Energy Co.	15,059	1,663,417
Duke Energy Corp.	58,752	5,188,389
Edison International	27,350	2,186,633
Entergy Corp.	15,070	1,299,938
Eversource Energy	26,601	1,666,287
Exelon Corp.	80,595	3,240,725
FirstEnergy Corp.	37,297	1,228,936
NextEra Energy, Inc.	39,300	6,094,251
PG&E Corp.	43,049	2,486,941
Pinnacle West Capital Corp.	9,370	821,843
Public Service Enterprise Group, Inc.	42,466	2,089,327
SCANA Corp.	11,997	517,551
Southern Co.	83,901	4,379,632
WEC Energy Group, Inc.	26,491	1,785,229
Xcel Energy, Inc.	42,624	2,110,741

		50,282,937

Electronic Components-Misc. — 0.1%
Corning, Inc.	75,818	2,373,862
Garmin, Ltd.	9,315	527,322

		2,901,184

Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	67,556	742,103
Broadcom, Ltd.	34,132	9,007,776
Intel Corp.	394,459	17,943,940
Microchip Technology, Inc.	19,536	1,852,013
Micron Technology, Inc.†	93,521	4,143,915
NVIDIA Corp.	50,367	10,416,399
Qorvo, Inc.†	10,684	809,954
Skyworks Solutions, Inc.	15,424	1,756,177
Texas Instruments, Inc.	83,109	8,035,809
Xilinx, Inc.	20,869	1,537,837

		56,245,923

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,641	2,230,767
TE Connectivity, Ltd.	29,665	2,698,625

		4,929,392

Electronic Forms — 0.4%
Adobe Systems, Inc.†	41,419	7,254,952

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	26,975	1,835,109
FLIR Systems, Inc.	11,517	539,226
Fortive Corp.	25,603	1,850,073

		4,224,408

Electronic Security Devices — 0.0%
Allegion PLC	7,974	664,952

Engineering/R&D Services — 0.1%
Fluor Corp.	11,744	506,049
Jacobs Engineering Group, Inc.	10,100	587,921

		1,093,970

Engines-Internal Combustion — 0.1%
Cummins, Inc.	13,227	2,339,592

Enterprise Software/Service — 0.7%
CA, Inc.	26,523	858,815
Oracle Corp.	253,496	12,902,946

		13,761,761

Entertainment Software — 0.4%
Activision Blizzard, Inc.	63,372	4,150,232
Electronic Arts, Inc.†	25,916	3,099,554

		7,249,786

Finance-Consumer Loans — 0.1%
Navient Corp.	23,010	286,705
Synchrony Financial	62,759	2,047,198

		2,333,903

Finance-Credit Card — 1.9%
Alliance Data Systems Corp.	4,052	906,554
American Express Co.	61,591	5,883,172
Discover Financial Services	31,257	2,079,528
Mastercard, Inc., Class A	78,386	11,661,485
Visa, Inc., Class A	153,567	16,889,299

		37,420,038

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	100,047	4,486,108
E*TRADE Financial Corp.†	23,090	1,006,493
Raymond James Financial, Inc.	10,772	913,250

		6,405,851

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	9,467	1,070,339
CME Group, Inc.	28,534	3,914,009
Intercontinental Exchange, Inc.	49,401	3,265,406
Nasdaq, Inc.	9,801	712,043

		8,961,797

Food-Confectionery — 0.1%
Hershey Co.	11,862	1,259,507
J.M. Smucker Co.	9,535	1,011,187

		2,270,694

Food-Meat Products — 0.1%
Hormel Foods Corp.	22,628	705,088
Tyson Foods, Inc., Class A	24,283	1,770,474

		2,475,562

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	16,282	771,278
Conagra Brands, Inc.	34,892	1,191,911
General Mills, Inc.	48,445	2,515,264
Kellogg Co.	20,860	1,304,376
Kraft Heinz Co.	50,111	3,875,084
McCormick & Co., Inc.	9,982	993,509
Mondelez International, Inc., Class A	126,559	5,243,339

		15,894,761

Food-Retail — 0.1%
Kroger Co.	75,328	1,559,290

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,768	2,267,516

Gas-Distribution — 0.2%
NiSource, Inc.	27,355	721,351
Sempra Energy	21,077	2,476,548

		3,197,899

Gold Mining — 0.1%
Newmont Mining Corp.	44,762	1,618,594

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,164	507,569

Home Decoration Products — 0.1%
Newell Brands, Inc.	41,142	1,677,771

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,105	524,822

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	17,146	1,239,313
Marriott International, Inc., Class A	26,261	3,137,664
Wyndham Worldwide Corp.	8,628	921,902

		5,298,879

Human Resources — 0.0%
Robert Half International, Inc.	10,593	548,400

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,237	630,925

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,775	2,163,836

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,296	2,916,931
Praxair, Inc.	24,014	3,508,926

		6,425,857

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,995	9,225,519
Mettler-Toledo International, Inc.†	2,155	1,471,068

		10,696,587

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,252	669,105
Waters Corp.†	6,701	1,313,731

		1,982,836

Insurance Brokers — 0.5%
Aon PLC	21,350	3,062,231

Arthur J. Gallagher & Co.	15,124	957,803
Marsh & McLennan Cos., Inc.	43,024	3,481,932
Willis Towers Watson PLC	11,273	1,815,855

		9,317,821

Insurance-Life/Health — 0.6%
Aflac, Inc.	33,178	2,783,302
Brighthouse Financial, Inc.†	8,044	500,176
Lincoln National Corp.	18,596	1,409,205
Principal Financial Group, Inc.	22,559	1,485,510
Prudential Financial, Inc.	35,845	3,959,439
Torchmark Corp.	9,081	763,984
Unum Group	18,945	985,898

		11,887,514

Insurance-Multi-line — 1.1%
Allstate Corp.	30,335	2,847,243
American International Group, Inc.(1)	75,837	4,899,828
Assurant, Inc.	4,524	455,341
Chubb, Ltd.	39,070	5,892,537
Cincinnati Financial Corp.	12,527	879,020
Hartford Financial Services Group, Inc.	30,581	1,683,484
Loews Corp.	23,170	1,147,147
MetLife, Inc.	89,223	4,780,568

		22,585,168

Insurance-Property/Casualty — 0.3%
Progressive Corp.	48,848	2,376,455
Travelers Cos., Inc.	23,164	3,068,072
XL Group, Ltd.	21,653	876,297

		6,320,824

Insurance-Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	161,524	30,195,296
Everest Re Group, Ltd.	3,448	818,728

		31,014,024

Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	198,978	35,827,979
Netflix, Inc.†	36,243	7,119,212

		42,947,191

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,334	646,854

Internet Security — 0.1%
Symantec Corp.	51,588	1,676,610

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,698	876,177
Ameriprise Financial, Inc.	12,587	1,970,369
BlackRock, Inc.	10,405	4,898,986
Franklin Resources, Inc.	27,622	1,163,715
Invesco, Ltd.	34,154	1,222,372
T. Rowe Price Group, Inc.	20,177	1,874,443

		12,006,062

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3,534	590,885

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	49,609	6,736,902

Machinery-Farming — 0.2%
Deere & Co.	26,851	3,567,961

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,581	2,215,357

Machinery-Pumps — 0.1%
Flowserve Corp.	10,966	483,272
Xylem, Inc.	15,074	1,002,873

		1,486,145

Medical Information Systems — 0.1%
Cerner Corp.†	26,443	1,785,431

Medical Instruments — 0.9%
Boston Scientific Corp.†	115,184	3,241,278
Edwards Lifesciences Corp.†	17,726	1,812,129
Intuitive Surgical, Inc.†	9,390	3,524,630
Medtronic PLC	113,712	9,156,090

		17,734,127

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	8,546	1,313,606
Quest Diagnostics, Inc.	11,451	1,073,875
Quintiles IMS Holdings, Inc.†	12,724	1,375,464

		3,762,945

Medical Products — 0.8%
Baxter International, Inc.	42,080	2,712,898
Becton Dickinson and Co.	19,103	3,986,223
Cooper Cos., Inc.	4,101	985,306
Henry Schein, Inc.†	13,319	1,046,874
Stryker Corp.	27,005	4,182,264
Varian Medical Systems, Inc.†	7,706	802,888
Zimmer Biomet Holdings, Inc.	16,973	2,064,256

		15,780,709

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	18,735	2,241,830
Amgen, Inc.	61,253	10,732,751
Biogen, Inc.†	17,749	5,531,653
Celgene Corp.†	65,675	6,631,205
Gilead Sciences, Inc.	109,626	8,217,565
Illumina, Inc.†	12,256	2,514,809
Incyte Corp.†	14,332	1,623,099
Regeneron Pharmaceuticals, Inc.†	6,449	2,596,496
Vertex Pharmaceuticals, Inc.†	21,164	3,094,812

		43,184,220

Medical-Drugs — 4.8%
AbbVie, Inc.	133,817	12,076,984
Allergan PLC	28,063	4,973,606
Bristol-Myers Squibb Co.	137,664	8,488,362
Eli Lilly & Co.	81,332	6,664,344
Johnson & Johnson	225,309	31,410,328
Merck & Co., Inc.	229,604	12,648,884
Pfizer, Inc.	500,973	17,564,113
Zoetis, Inc.	41,200	2,629,384

		96,456,005

Medical-Generic Drugs — 0.1%
Mylan NV†	45,018	1,607,593
Perrigo Co. PLC	11,134	901,742

		2,509,335

Medical-HMO — 1.7%
Aetna, Inc.	27,845	4,734,485
Anthem, Inc.	22,043	4,611,616
Centene Corp.†	14,479	1,356,248
Cigna Corp.	21,136	4,168,442
Humana, Inc.	12,132	3,097,906
UnitedHealth Group, Inc.	81,163	17,062,086

		35,030,783

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	10,143	432,092
HCA Healthcare, Inc.†	24,260	1,835,269
Universal Health Services, Inc., Class B	7,419	761,931

		3,029,292

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	13,611	1,047,366
Cardinal Health, Inc.	26,565	1,644,374
McKesson Corp.	17,650	2,433,582

		5,125,322

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	112,952	1,579,069

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,321	677,956

Multimedia — 1.1%
Time Warner, Inc.	65,293	6,417,649
Twenty-First Century Fox, Inc., Class A	88,356	2,310,509
Twenty-First Century Fox, Inc., Class B	36,868	938,291
Viacom, Inc., Class B	29,609	711,504
Walt Disney Co.	129,568	12,673,046

		23,050,999

Networking Products — 0.7%
Cisco Systems, Inc.	419,731	14,333,814

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,223	1,250,841
Waste Management, Inc.	33,984	2,792,465

		4,043,306

Office Automation & Equipment — 0.0%
Xerox Corp.	17,921	543,186

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,420	787,781

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,115	495,036

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	47,038	2,322,266
Apache Corp.	31,978	1,322,930
Cabot Oil & Gas Corp.	38,824	1,075,425
Chesapeake Energy Corp.†	76,228	297,289
Cimarex Energy Co.	7,998	935,206
Concho Resources, Inc.†	12,484	1,675,478
ConocoPhillips	102,157	5,225,331
Devon Energy Corp.	44,130	1,628,397
EOG Resources, Inc.	48,474	4,841,098
EQT Corp.	14,549	909,894
Hess Corp.	22,684	1,001,725
Marathon Oil Corp.	71,353	1,014,640
Newfield Exploration Co.†	16,721	514,840
Noble Energy, Inc.	40,843	1,138,294
Occidental Petroleum Corp.	64,183	4,144,296
Pioneer Natural Resources Co.	14,279	2,137,138
Range Resources Corp.	18,955	343,275

		30,527,522

Oil Companies-Integrated — 2.4%
Chevron Corp.	159,077	18,435,433
Exxon Mobil Corp.	355,699	29,647,512

		48,082,945

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	31,903	1,090,764

Oil Refining & Marketing — 0.5%
Andeavor	12,118	1,287,416
Marathon Petroleum Corp.	42,498	2,538,831
Phillips 66	36,069	3,285,164
Valero Energy Corp.	37,076	2,924,926

		10,036,337

Oil-Field Services — 0.6%
Baker Hughes a GE Co., LLC	35,931	1,129,311
Halliburton Co.	72,854	3,113,780
Schlumberger, Ltd.	116,640	7,464,960
TechnipFMC PLC	36,868	1,009,815

		12,717,866

Paper & Related Products — 0.1%
International Paper Co.	34,661	1,985,035

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	48,483	2,971,523

Pipelines — 0.3%
Kinder Morgan, Inc.	161,167	2,918,734
ONEOK, Inc.	31,891	1,730,725
Williams Cos., Inc.	69,394	1,977,729

		6,627,188

Publishing-Newspapers — 0.0%
News Corp., Class A	32,082	438,240
News Corp., Class B	10,222	142,086

		580,326

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	7,859	974,202
American Tower Corp.	36,027	5,175,999
Apartment Investment & Management Co., Class A	13,181	579,700
AvalonBay Communities, Inc.	11,591	2,101,796
Boston Properties, Inc.	12,954	1,569,766
Crown Castle International Corp.	34,104	3,651,856
Digital Realty Trust, Inc.	17,177	2,034,444
Duke Realty Corp.	29,862	850,470
Equinix, Inc.	6,540	3,031,290
Equity Residential	30,834	2,073,895
Essex Property Trust, Inc.	5,540	1,453,862
Extra Space Storage, Inc.	10,570	862,406
Federal Realty Investment Trust	6,065	730,954
GGP, Inc.	52,568	1,022,973
HCP, Inc.	39,367	1,017,243
Host Hotels & Resorts, Inc.	62,124	1,215,145

Iron Mountain, Inc.	22,194	887,760
Kimco Realty Corp.	35,732	648,893
Macerich Co.	9,141	499,099
Mid-America Apartment Communities, Inc.	9,537	976,112
Prologis, Inc.	44,647	2,883,303
Public Storage	12,562	2,603,475
Realty Income Corp.	23,007	1,234,786
Regency Centers Corp.	12,421	764,513
SBA Communications Corp.†	10,103	1,587,990
Simon Property Group, Inc.	26,093	4,053,026
SL Green Realty Corp.	8,308	794,909
UDR, Inc.	22,462	871,301
Ventas, Inc.	29,897	1,876,037
Vornado Realty Trust	14,473	1,083,449
Welltower, Inc.	30,966	2,073,483
Weyerhaeuser Co.	63,206	2,269,727

		53,453,864

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	25,248	992,751

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	7,094	1,003,659

Respiratory Products — 0.1%
ResMed, Inc.	11,938	1,004,941

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	10,409	313,103
Gap, Inc.	18,435	479,126
L Brands, Inc.	20,949	901,645
PVH Corp.	6,499	824,138
Ross Stores, Inc.	32,670	2,074,218
Tapestry, Inc.	23,722	971,416

		5,563,646

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	6,200	506,788
AutoZone, Inc.†	2,353	1,387,093
Genuine Parts Co.	12,326	1,087,523
O’Reilly Automotive, Inc.†	7,389	1,558,710

		4,540,114

Retail-Automobile — 0.1%
CarMax, Inc.†	15,383	1,155,263

Retail-Building Products — 1.1%
Home Depot, Inc.	98,956	16,404,926
Lowe’s Cos., Inc.	70,869	5,665,976

		22,070,902

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	22,272	1,246,787

Retail-Discount — 1.1%
Costco Wholesale Corp.	36,818	5,930,643
Dollar General Corp.	21,869	1,767,890
Dollar Tree, Inc.†	19,882	1,814,233
Target Corp.	45,850	2,706,984
Wal-Mart Stores, Inc.	122,873	10,728,042

		22,947,792

Retail-Drug Store — 0.5%
CVS Health Corp.	85,336	5,848,076
Walgreens Boots Alliance, Inc.	77,253	5,119,556

		10,967,632

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,636	640,925

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,075	332,768
Tiffany & Co.	8,571	802,417

		1,135,185

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	9,769	387,341
TJX Cos., Inc.	53,412	3,728,157

		4,115,498

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,899	988,569

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,152	590,988
Macy’s, Inc.	25,566	479,618

		1,070,606

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,106	572,621
Darden Restaurants, Inc.	10,523	865,727
McDonald’s Corp.	67,996	11,349,212
Starbucks Corp.	121,209	6,647,102
Yum! Brands, Inc.	28,942	2,154,732

		21,589,394

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	21,134	646,489

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	28,906	539,386

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	30,864	2,817,883
QUALCOMM, Inc.	124,024	6,326,464

		9,144,347

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	89,527	5,052,008
KLA-Tencor Corp.	13,166	1,433,646
Lam Research Corp.	13,637	2,844,269

		9,329,923

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	20,945	946,086

Steel-Producers — 0.1%
Nucor Corp.	26,814	1,550,654

Telecom Services — 0.1%
Level 3 Communications, Inc.†	24,662	1,322,623

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	31,925	792,698

Telephone-Integrated — 1.7%
AT&T, Inc.	515,425	17,344,051
CenturyLink, Inc.	46,137	876,142

Verizon Communications, Inc.	342,444	16,392,794

		34,612,987

Television — 0.1%
CBS Corp., Class B	30,561	1,715,083

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,304	1,388,375

Tobacco — 1.2%
Altria Group, Inc.	161,055	10,342,952
Philip Morris International, Inc.	130,379	13,642,859

		23,985,811

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,834	762,708
Stanley Black & Decker, Inc.	12,856	2,076,887

		2,839,595

Toys — 0.1%
Hasbro, Inc.	9,555	884,698
Mattel, Inc.	28,770	406,232

		1,290,930

Transport-Rail — 0.8%
CSX Corp.	76,668	3,866,367
Kansas City Southern	8,850	922,347
Norfolk Southern Corp.	24,192	3,179,313
Union Pacific Corp.	67,189	7,779,814

		15,747,841

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,780	925,083
Expeditors International of Washington, Inc.	15,172	885,741
FedEx Corp.	20,718	4,678,332
United Parcel Service, Inc., Class B	57,819	6,795,467

		13,284,623

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,166	762,391

Water — 0.1%
American Water Works Co., Inc.	14,966	1,313,416

Web Hosting/Design — 0.0%
VeriSign, Inc.†	7,214	775,649

Web Portals/ISP — 2.6%
Alphabet, Inc., Class A†	25,019	25,845,628
Alphabet, Inc., Class C†	25,340	25,761,657

		51,607,285

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,654	1,236,233

X-Ray Equipment — 0.0%
Hologic, Inc.†	23,544	891,140

Total Common Stocks
(cost $1,354,817,092)		1,852,594,687

EXCHANGE-TRADED FUNDS — 6.5%
iShares Core S&P 500 ETF	179,700	46,508,157
SPDR S&P 500 ETF Trust, Series 1	326,916	84,066,449

Total Exchange-Traded Funds (cost $123,922,076)		130,574,606

Total Long-Term Investment Securities
(cost $1,478,739,168)		1,983,169,293

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $33,289,111 collateralized by $30,515,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximated value of $33,959,625 (cost $33,289,000)	$33,289,000	33,289,000

TOTAL INVESTMENTS (cost $1,512,028,168)	99.8%	2,016,458,293
Other assets less liabilities	0.2	4,474,932

NET ASSETS	100.0%	$2,020,933,225

†	Non-income producing security
#	Effective February 6, 2017, the Portfolio’s name changed to SA Large Cap Index Portfolio.
(1)	Security represents an investment in an affiliated company (see Note 2)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	December 2017	$32,796,550	$33,831,005	$1,034,455

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,852,594,687	$—	$—	$1,852,594,687
Exchanged-Traded Funds	130,574,606	—	—	130,574,606
Repurchase Agreements	—	33,289,000	—	33,289,000

Total Investments at Value	$1,983,169,293	$33,289,000	$—	$2,016,458,293

Other Financial Instruments:†
Futures Contracts	$1,034,455	$—	$—	$1,034,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward,

swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.1%
Aerospace/Defense — 0.9%
General Dynamics Corp.	58,000	$11,772,840
Spirit AeroSystems Holdings, Inc., Class A	20,600	1,650,060

		13,422,900

Aerospace/Defense-Equipment — 1.3%
L3 Technologies, Inc.	14,300	2,676,674
United Technologies Corp.	135,100	16,179,576

		18,856,250

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	39,200	1,488,816

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	103,500	4,230,045
Bunge, Ltd.	22,700	1,561,306

		5,791,351

Airlines — 1.0%
American Airlines Group, Inc.	83,000	3,886,060
Delta Air Lines, Inc.	124,000	6,203,720
Southwest Airlines Co.	101,300	5,456,018

		15,545,798

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	43,400	976,500
Michael Kors Holdings, Ltd.†	18,100	883,461
Ralph Lauren Corp.	6,600	590,238

		2,450,199

Appliances — 0.1%
Whirlpool Corp.	11,400	1,868,802

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.	464,500	5,699,415
General Motors Co.	254,200	10,925,516

		16,624,931

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	59,200	4,246,416

Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	35,700	1,882,104
Delphi Automotive PLC	45,200	4,491,976
Lear Corp.	12,900	2,265,111

		8,639,191

Banks-Commercial — 1.4%
BB&T Corp.	94,000	4,628,560
BOK Financial Corp.	11,000	951,170
CIT Group, Inc.	16,100	750,582
Commerce Bancshares, Inc.	17,264	1,004,074
East West Bancorp, Inc.	23,600	1,412,224
M&T Bank Corp.	26,000	4,336,020
Prosperity Bancshares, Inc.	11,600	763,048
Regions Financial Corp.	214,400	3,318,912
Synovus Financial Corp.	20,600	965,110
Western Alliance Bancorp†	12,500	697,500
Zions Bancorporation	34,100	1,584,286

		20,411,486

Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	177,600	9,137,520
Citizens Financial Group, Inc.	85,500	3,249,855
Northern Trust Corp.	34,400	3,217,088
State Street Corp.	63,400	5,832,800

		21,437,263

Banks-Super Regional — 6.2%
Capital One Financial Corp.	81,300	7,494,234
Comerica, Inc.	26,200	2,058,534
Fifth Third Bancorp	130,300	3,765,670
PNC Financial Services Group, Inc.	81,500	11,148,385
SunTrust Banks, Inc.	81,400	4,901,094
US Bancorp	283,900	15,438,482
Wells Fargo & Co.	841,400	47,236,196

		92,042,595

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc.	20,700	1,773,162

Building & Construction Products-Misc. — 0.2%
Owens Corning	18,900	1,562,841
USG Corp.†	23,900	820,487

		2,383,328

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	8,900	1,212,358

Building-Residential/Commercial — 0.3%
NVR, Inc.†	670	2,198,518
PulteGroup, Inc.	53,100	1,605,213
Toll Brothers, Inc.	27,300	1,256,892

		5,060,623

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	560,100	20,180,403

Chemicals-Diversified — 1.4%
Celanese Corp., Series A	23,500	2,451,285
Eastman Chemical Co.	24,500	2,224,845
Huntsman Corp.	39,200	1,255,184
LyondellBasell Industries NV, Class A	87,000	9,007,110
PPG Industries, Inc.	30,300	3,522,072
Westlake Chemical Corp.	21,700	1,842,547

		20,303,043

Chemicals-Specialty — 0.0%
Ashland Global Holdings, Inc.	9,500	645,810

Coatings/Paint — 0.1%
RPM International, Inc.	20,300	1,082,599

Commercial Services-Finance — 0.2%
H&R Block, Inc.	34,800	860,952
Western Union Co.	78,500	1,559,010

		2,419,962

Computer Services — 1.6%
CSRA, Inc.	19,400	620,606
International Business Machines Corp.	154,000	23,725,240

		24,345,846

Computers — 6.1%
Apple, Inc.	505,100	85,382,104
HP, Inc.	285,300	6,148,215

		91,530,319

Computers-Memory Devices — 0.1%
NetApp, Inc.	32,100	1,425,882

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	40,300	4,534,153

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	23,100	1,389,927

Containers-Paper/Plastic — 0.1%
Sonoco Products Co.	16,800	870,072

Cruise Lines — 0.8%
Carnival Corp.	90,300	5,995,017
Norwegian Cruise Line Holdings, Ltd.†	38,500	2,146,375
Royal Caribbean Cruises, Ltd.	36,000	4,455,720

		12,597,112

Dialysis Centers — 0.1%
DaVita, Inc.†	32,900	1,998,346

Diversified Banking Institutions — 8.7%
Citigroup, Inc.	463,200	34,045,200
Goldman Sachs Group, Inc.	69,800	16,925,104
JPMorgan Chase & Co.	631,200	63,505,032
Morgan Stanley	311,800	15,590,000

		130,065,336

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	9,800	1,076,334
Eaton Corp. PLC	75,300	6,025,506
Ingersoll-Rand PLC	39,300	3,481,980
Pentair PLC	26,200	1,846,052
Textron, Inc.	45,100	2,378,574

		14,808,446

Diversified Operations — 0.1%
Leucadia National Corp.	60,600	1,533,180

E-Services/Consulting — 0.1%
CDW Corp.	26,800	1,876,000

Electric-Integrated — 2.9%
AES Corp.	33,200	352,916
Ameren Corp.	40,800	2,529,192
American Electric Power Co., Inc.	82,800	6,161,148
DTE Energy Co.	30,200	3,335,892
Duke Energy Corp.	101,400	8,954,634
Edison International	54,900	4,389,255
Entergy Corp.	30,200	2,605,052
Eversource Energy	53,400	3,344,976
OGE Energy Corp.	33,500	1,234,140
Pinnacle West Capital Corp.	18,900	1,657,719
Public Service Enterprise Group, Inc.	85,400	4,201,680
Westar Energy, Inc.	16,900	903,812
Xcel Energy, Inc.	78,300	3,877,416

		43,547,832

Electronic Components-Misc. — 0.7%
Corning, Inc.	220,700	6,910,117
Garmin, Ltd.	32,100	1,817,181
Gentex Corp.	48,300	937,503
Jabil, Inc.	28,200	797,496

		10,462,297

Electronic Components-Semiconductors — 2.8%
Intel Corp.	792,800	36,064,472
Qorvo, Inc.†	21,400	1,622,334
Skyworks Solutions, Inc.	30,100	3,427,186

		41,113,992

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	15,400	1,287,286
SYNNEX Corp.	4,500	606,960

		1,894,246

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	20,300	1,181,663

Engines-Internal Combustion — 0.3%
Cummins, Inc.	28,300	5,005,704

Enterprise Software/Service — 2.5%
Black Knight, Inc.†	6,487	294,185
CA, Inc.	64,700	2,094,986
Oracle Corp.	692,600	35,253,340

		37,642,511

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	77,800	2,032,914
Credit Acceptance Corp.†	2,300	659,479

		2,692,393

Finance-Consumer Loans — 0.4%
Santander Consumer USA Holdings, Inc.†	58,500	973,440
Synchrony Financial	136,601	4,455,925

		5,429,365

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.	6,600	1,476,618
American Express Co.	164,900	15,751,248
Discover Financial Services	74,400	4,949,832

		22,177,698

Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	46,300	2,018,217
Lazard, Ltd., Class A	15,500	736,870
Raymond James Financial, Inc.	21,400	1,814,292

		4,569,379

Finance-Mortgage Loan/Banker — 0.1%
FNF Group	41,400	1,549,188

Finance-Other Services — 0.1%
Nasdaq, Inc.	23,900	1,736,335

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	20,800	771,680

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	34,500	2,515,395

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	8,500	1,065,475

Gas-Distribution — 0.1%
National Fuel Gas Co.	14,500	841,725

Gold Mining — 0.1%
Newmont Mining Corp.	60,800	2,198,528

Home Furnishings — 0.1%
Leggett & Platt, Inc.	20,300	959,378

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	6,600	413,556
Wyndham Worldwide Corp.	17,600	1,880,560

		2,294,116

Human Resources — 0.2%
ManpowerGroup, Inc.	11,400	1,405,392
Robert Half International, Inc.	21,400	1,107,878

		2,513,270

Instruments-Controls — 1.2%
Honeywell International, Inc.	128,400	18,510,144

Insurance Brokers — 0.2%
Willis Towers Watson PLC	16,000	2,577,280

Insurance-Life/Health — 1.8%
Aflac, Inc.	67,300	5,645,797
Lincoln National Corp.	35,400	2,682,612
Principal Financial Group, Inc.	48,500	3,193,725
Prudential Financial, Inc.	72,400	7,997,304
Torchmark Corp.	54,200	4,559,846
Unum Group	40,500	2,107,620

		26,186,904

Insurance-Multi-line — 2.6%
Allstate Corp.	71,300	6,692,218
American Financial Group, Inc.	31,400	3,312,386
Assurant, Inc.	11,800	1,187,670
Chubb, Ltd.	55,400	8,355,428
Cincinnati Financial Corp.	24,100	1,691,097
Hartford Financial Services Group, Inc.	62,000	3,413,100
Loews Corp.	56,700	2,807,217
MetLife, Inc.	182,300	9,767,634
Old Republic International Corp.	44,400	900,876
Voya Financial, Inc.	31,300	1,257,008

		39,384,634

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	3,100	1,755,282
Markel Corp.†	2,500	2,710,750
Travelers Cos., Inc.	118,700	15,721,815
WR Berkley Corp.	20,400	1,399,032
XL Group, Ltd.	44,200	1,788,774

		23,375,653

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	14,500	788,655
Everest Re Group, Ltd.	8,400	1,994,580
Reinsurance Group of America, Inc.	12,900	1,927,002
RenaissanceRe Holdings, Ltd.	6,800	940,848

		5,651,085

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	29,700	4,649,238
BlackRock, Inc.	27,300	12,853,659
Franklin Resources, Inc.	94,800	3,993,924
Invesco, Ltd.	68,900	2,465,931
T. Rowe Price Group, Inc.	40,700	3,781,030

		27,743,782

Machinery-Farming — 0.1%
AGCO Corp.	13,400	918,838

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	17,300	2,659,183
Quest Diagnostics, Inc.	22,500	2,110,050

		4,769,233

Medical-Biomedical/Gene — 2.9%
Amgen, Inc.	120,300	21,078,966
Biogen, Inc.†	35,400	11,032,764
Gilead Sciences, Inc.	155,500	11,656,280

		43,768,010

Medical-Drugs — 9.9%
AbbVie, Inc.	268,000	24,187,000
Bristol-Myers Squibb Co.	36,100	2,225,926
Johnson & Johnson	453,300	63,194,553
Merck & Co., Inc.	460,200	25,352,418
Pfizer, Inc.	921,300	32,300,778

		147,260,675

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	17,000	1,376,830

Medical-HMO — 1.8%
Aetna, Inc.	55,900	9,504,677
Anthem, Inc.	45,300	9,477,213
Cigna Corp.	43,000	8,480,460

		27,462,350

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.†	62,100	4,697,865

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	6,900	427,110
McKesson Corp.	24,800	3,419,424

		3,846,534

Multimedia — 3.5%
Time Warner, Inc.	220,900	21,712,261
Twenty-First Century Fox, Inc., Class A	177,300	4,636,395
Walt Disney Co.	263,600	25,782,716

		52,131,372

Networking Products — 1.9%
Cisco Systems, Inc.	841,900	28,750,885

Office Automation & Equipment — 0.1%
Xerox Corp.	42,725	1,294,995

Oil Companies-Exploration & Production — 0.7%
ConocoPhillips	208,400	10,659,660

Oil Companies-Integrated — 2.5%
Chevron Corp.	319,100	36,980,499

Oil Refining & Marketing — 1.4%
HollyFrontier Corp.	29,000	1,071,550
Marathon Petroleum Corp.	88,500	5,286,990
Phillips 66	93,900	8,552,412
Valero Energy Corp.	75,300	5,940,417

		20,851,369

Paper & Related Products — 0.3%
International Paper Co.	69,600	3,985,992

Poultry — 0.1%
Pilgrim’s Pride Corp.†	41,900	1,331,582

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	7,900	993,978

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	3,300	734,877

Publishing-Newspapers — 0.1%
News Corp., Class A	63,900	872,874

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,600	984,124

Recreational Vehicles — 0.1%
Brunswick Corp.	15,200	769,880

Rental Auto/Equipment — 0.2%
AMERCO	3,300	1,295,712
United Rentals, Inc.†	14,300	2,023,164

		3,318,876

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	46,700	1,213,733
PVH Corp.	13,100	1,661,211

		2,874,944

Retail-Automobile — 0.2%
AutoNation, Inc.†	11,500	545,100
CarMax, Inc.†	31,200	2,343,120

		2,888,220

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	99,100	7,923,045

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	48,600	2,720,628

Retail-Discount — 3.2%
Dollar General Corp.	32,700	2,643,468
Wal-Mart Stores, Inc.	510,200	44,545,562

		47,189,030

Retail-Drug Store — 0.5%
CVS Health Corp.	115,900	7,942,627

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	14,700	758,520

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	20,000	835,200

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	42,400	1,297,016

Savings & Loans/Thrifts — 0.0%
Investors Bancorp, Inc.	50,000	687,500

Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	84,400	1,558,868

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	166,600	9,401,238
KLA-Tencor Corp.	23,900	2,602,471
Teradyne, Inc.	23,600	1,012,204

		13,015,913

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,800	1,816,074

Steel-Producers — 0.4%
Nucor Corp.	53,800	3,111,254
Reliance Steel & Aluminum Co.	10,600	814,504
Steel Dynamics, Inc.	40,700	1,514,447

		5,440,205

Telecommunication Equipment — 0.1%
ARRIS International PLC†	4,100	116,850
Juniper Networks, Inc.	64,300	1,596,569

		1,713,419

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	485,600	23,245,672

Television — 0.2%
CBS Corp., Class B	63,300	3,552,396

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	12,500	3,272,000

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,700	1,530,466

Toys — 0.1%
Hasbro, Inc.	14,900	1,379,591

Transport-Rail — 0.9%
Norfolk Southern Corp.	31,100	4,087,162
Union Pacific Corp.	85,900	9,946,361

		14,033,523

Transport-Services — 0.7%
FedEx Corp.	5,800	1,309,698
United Parcel Service, Inc., Class B	81,800	9,613,954

		10,923,652

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	15,800	1,147,396

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	27,500	2,489,850

Total Common Stocks (cost $1,155,974,899)		1,458,450,610

EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF (cost $20,573,977)	172,700	20,618,653

Total Long-Term Investment Securities (cost $1,176,548,876)		1,479,069,263

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(1) (cost $4,613,747)	4,613,747	4,613,747

TOTAL INVESTMENTS (cost $1,181,162,623)	99.8%	1,483,683,010
Other assets less liabilities	0.2	2,951,999

NET ASSETS	100.0%	$1,486,635,009

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2017.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,458,450,610	$—	$—	$1,458,450,610
Exchange-Traded Funds	20,618,653	—	—	20,618,653
Short-Term Investment Securities	4,613,747	—	—	4,613,747

Total Investments at Value	$1,483,683,010	$—	$—	$1,483,683,010

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 61.7%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	262	$17,604

Aerospace/Defense — 1.0%
Dassault Aviation SA	1	1,560
Esterline Technologies Corp.†	38	3,604
General Dynamics Corp.	24	4,871
Leonardo SpA	77	1,330
Lockheed Martin Corp.	64	19,722
Meggitt PLC	2,916	20,081
Raytheon Co.	161	29,012
Rockwell Collins, Inc.	105	14,238
Spirit AeroSystems Holdings, Inc., Class A	9	721
Thales SA	24	2,502

		97,641

Aerospace/Defense-Equipment — 0.3%
AAR Corp.	71	2,761
L3 Technologies, Inc.	6	1,123
Triumph Group, Inc.	77	2,391
United Technologies Corp.	156	18,683

		24,958

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	16	608
Incitec Pivot, Ltd.	2,800	8,186
Monsanto Co.	69	8,356

		17,150

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	503	20,558
Bunge, Ltd.	193	13,274

		33,832

Airlines — 0.1%
American Airlines Group, Inc.	34	1,592
Delta Air Lines, Inc.	51	2,552
Southwest Airlines Co.	41	2,208

		6,352

Apparel Manufacturers — 0.1%
Burberry Group PLC	104	2,627
Gildan Activewear, Inc.	100	3,060
Hanesbrands, Inc.	18	405
Michael Kors Holdings, Ltd.†	7	342
PRADA SpA	1,100	3,807
Ralph Lauren Corp.	3	268

		10,509

Appliances — 0.0%
Electrolux AB, Series B	60	2,121
Whirlpool Corp.	5	820

		2,941

Applications Software — 1.6%
Appfolio, Inc., Class A†	31	1,423
Microsoft Corp.	1,504	125,103
New Relic, Inc.†	56	2,874
Red Hat, Inc.†	213	25,737
TomTom NV†	500	5,696
TravelSky Technology, Ltd.	1,500	3,884
Verint Systems, Inc.†	74	3,123

		167,840

Athletic Equipment — 0.0%
Nautilus, Inc.†	176	2,288

Athletic Footwear — 0.0%
adidas AG	12	2,671

Audio/Video Products — 0.1%
Sony Corp.	300	11,643

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	30	3,058
Ford Motor Co.	189	2,319
General Motors Co.	104	4,470
Honda Motor Co., Ltd.	500	15,492
Mazda Motor Corp.	200	2,853
Nissan Motor Co., Ltd.	300	2,898
Subaru Corp.	500	17,097
Toyota Motor Corp.	100	6,147

		54,334

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	24	1,722

Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	15	791
Delphi Automotive PLC	18	1,789
JTEKT Corp.	100	1,632
Lear Corp.	5	878
Meritor, Inc.†	133	3,459
Rheinmetall AG	19	2,241
Tower International, Inc.	108	3,283

		14,073

Banks-Commercial — 1.7%
Banco Bilbao Vizcaya Argentaria SA	608	5,321
Bancorp, Inc.†	357	3,002
Bank Leumi Le-Israel B.M.	524	2,897
BB&T Corp.	38	1,871
BOC Hong Kong Holdings, Ltd.	500	2,381
BOK Financial Corp.	5	432
CaixaBank SA	582	2,724
Chiba Bank, Ltd.	400	3,032
China Construction Bank Corp.	10,900	9,725
CIT Group, Inc.	7	326
Commerce Bancshares, Inc.	7	407
Commonwealth Bank of Australia	41	2,436
Customers Bancorp, Inc.†	95	2,597
Danske Bank A/S	579	22,088
DBS Group Holdings, Ltd.	200	3,342
East West Bancorp, Inc.	10	598
Financial Institutions, Inc.	54	1,771
First BanCorp†	614	3,162
First Connecticut Bancorp, Inc.	108	2,851
First Financial Corp.	54	2,565
ING Groep NV	267	4,933
Itau Unibanco Holding SA ADR	200	2,562
KBC Group NV	25	2,077
Kyushu Financial Group, Inc.	200	1,261
M&T Bank Corp.	11	1,835
Mediobanca SpA	198	2,170
Midland States Bancorp, Inc.	49	1,590
National Australia Bank, Ltd.	145	3,625
National Bank of Canada	400	19,413
Northeast Bancorp	107	2,755
Old Second Bancorp, Inc.	223	3,055
Oversea-Chinese Banking Corp., Ltd.	400	3,492

Peapack Gladstone Financial Corp.	89	3,088
Peoples Bancorp, Inc.	77	2,550
Prosperity Bancshares, Inc.	5	329
Regions Financial Corp.	87	1,347
Republic Bancorp, Inc., Class A	75	2,949
Sandy Spring Bancorp, Inc.	75	3,031
Skandinaviska Enskilda Banken AB, Class A	241	2,971
Standard Bank Group, Ltd.	149	1,728
Standard Chartered PLC†	700	6,977
Synovus Financial Corp.	8	375
Toronto-Dominion Bank	400	22,739
Triumph Bancorp, Inc.†	94	2,914
Western Alliance Bancorp†	5	279
Wintrust Financial Corp.	34	2,764
Zions Bancorporation	14	651

		176,988

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	212	10,908
Citizens Financial Group, Inc.	35	1,330
Northern Trust Corp.	14	1,309
State Street Corp.	26	2,392

		15,939

Banks-Super Regional — 0.8%
Capital One Financial Corp.	33	3,042
Comerica, Inc.	11	864
Fifth Third Bancorp	53	1,532
PNC Financial Services Group, Inc.	74	10,122
SunTrust Banks, Inc.	33	1,987
US Bancorp	412	22,405
Wells Fargo & Co.	700	39,298

		79,250

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	620	28,508
Dr Pepper Snapple Group, Inc.	9	771
PepsiCo, Inc.	323	35,604

		64,883

Beverages-Wine/Spirits — 0.1%
Diageo PLC	382	13,049

Brewery — 0.3%
Anheuser-Busch InBev NV ADR	98	12,032
Asahi Group Holdings, Ltd.	400	18,156
Kirin Holdings Co., Ltd.	100	2,379

		32,567

Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	191	3,442
Cie de Saint-Gobain	48	2,816
Owens Corning	8	662
Tarkett SA	200	8,510
USG Corp.†	10	343
Wienerberger AG	300	7,709

		23,482

Building & Construction-Misc. — 0.8%
Eiffage SA	20	2,090
EMCOR Group, Inc.	57	4,589
HOCHTIEF AG	15	2,647
Kajima Corp.	2,000	20,632
Obayashi Corp.	1,900	24,731
Shimizu Corp.	200	2,338
Taisei Corp.	500	27,571

		84,598

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	600	4,866
Continental Building Products, Inc.†	120	3,204
Vulcan Materials Co.	46	5,601

		13,671

Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	100	3,896

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	79	3,116
Bouygues SA	261	12,530
China Railway Group, Ltd., Class H	2,000	1,607
Orion Group Holdings, Inc.†	425	3,060
Primoris Services Corp.	111	3,138

		23,451

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	4	545

Building-Residential/Commercial — 0.9%
Barratt Developments PLC	289	2,512
Bellway PLC	55	2,666
Berkeley Group Holdings PLC	307	15,254
Haseko Corp.	200	2,885
KB Home	135	3,703
MDC Holdings, Inc.	94	3,482
Persimmon PLC	71	2,642
PulteGroup, Inc.	22	665
Sekisui Chemical Co., Ltd.	200	4,003
Sekisui House, Ltd.	1,400	25,992
Taylor Wimpey PLC	7,950	21,065
Toll Brothers, Inc.	169	7,781

		92,650

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	1,913	68,925

Casino Hotels — 0.1%
Caesars Entertainment Corp.†	235	3,043
Crown Resorts, Ltd.	290	2,577

		5,620

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	169	3,046
Scientific Games Corp., Class A†	75	3,570
Sega Sammy Holdings, Inc.	200	2,795

		9,411

Cellular Telecom — 0.1%
Telstra Corp., Ltd.	531	1,439
Turkcell Iletisim Hizmet AS ADR	239	2,244
Vodafone Group PLC	1,508	4,318

		8,001

Chemicals-Diversified — 1.1%
AdvanSix, Inc.†	27	1,249
Akzo Nobel NV	100	9,056
BASF SE	146	15,922
Celanese Corp., Series A	10	1,043
Covestro AG*	34	3,262
DowDuPont, Inc.	189	13,667
Eastman Chemical Co.	10	908
Huntsman Corp.	16	512
Koppers Holdings, Inc.†	66	3,204
LyondellBasell Industries NV, Class A	206	21,327
Mitsubishi Gas Chemical Co., Inc.	100	2,427
PPG Industries, Inc.	304	35,337
Westlake Chemical Corp.	9	764

		108,678

Chemicals-Plastics — 0.0%
A. Schulman, Inc.	86	3,380

Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	4	272
Daicel Corp.	200	2,473
IMCD Group NV	29	1,824

		4,569

Circuit Boards — 0.0%
TTM Technologies, Inc.†	209	3,298

Coal — 0.1%
China Shenhua Energy Co., Ltd., Class H	500	1,195
Peabody Energy Corp.†	114	3,521
SunCoke Energy, Inc.†	279	3,094

		7,810

Coatings/Paint — 0.0%
RPM International, Inc.	8	427

Commercial Services — 0.3%
Ecolab, Inc.	209	27,308
HMS Holdings Corp.†	143	2,751
Medifast, Inc.	51	3,183

		33,242

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	205	23,833
H&R Block, Inc.	14	346
PayPal Holdings, Inc.†	186	13,496
Travelport Worldwide, Ltd.	218	3,421
Western Union Co.	32	636

		41,732

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	24	2,825

Computer Services — 0.8%
Atos SE	14	2,176
CACI International, Inc., Class A†	17	2,444
Capgemini SE	191	23,216
Computershare, Ltd.	218	2,599
CSRA, Inc.	8	256
Indra Sistemas SA†	400	5,750
International Business Machines Corp.	273	42,058

		78,499

Computer Software — 0.3%
Akamai Technologies, Inc.†	234	12,227
Box, Inc., Class A†	173	3,797
CommerceHub, Inc., Series A†	136	3,037
Splunk, Inc.†	118	7,941

		27,002

Computers — 1.5%
Apple, Inc.	748	126,442
HP, Inc.	1,099	23,683

		150,125

Computers-Integrated Systems — 0.0%
Ingenico Group SA	15	1,456
Super Micro Computer, Inc.†	136	2,707

		4,163

Computers-Memory Devices — 0.2%
NetApp, Inc.	13	577
Western Digital Corp.	239	21,336

		21,913

Computers-Periphery Equipment — 0.0%
Logitech International SA	51	1,822

Consulting Services — 0.0%
Forrester Research, Inc.	69	3,015

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	290	32,628

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	9	541
Greif, Inc., Class A	47	2,610

		3,151

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	8,700	5,442
Sonoco Products Co.	7	363

		5,805

Cosmetics & Toiletries — 0.5%
Pigeon Corp.	100	3,522
Procter & Gamble Co.	441	38,076
Unilever NV CVA	122	7,092

		48,690

Cruise Lines — 0.1%
Carnival Corp.	37	2,456
Carnival PLC	100	6,589
Norwegian Cruise Line Holdings, Ltd.†	16	892
Royal Caribbean Cruises, Ltd.	15	1,857

		11,794

Decision Support Software — 0.0%
QAD, Inc., Class B	103	3,039

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	158	9,649

Diagnostic Equipment — 0.3%
Lonza Group AG	12	3,187
Thermo Fisher Scientific, Inc.	159	30,819

		34,006

Dialysis Centers — 0.0%
DaVita, Inc.†	13	789
Fresenius Medical Care AG & Co. KGaA	25	2,418

		3,207

Distribution/Wholesale — 0.1%
Essendant, Inc.	118	1,142
Ferguson PLC	31	2,168
Inchcape PLC	185	1,920
WW Grainger, Inc.	46	9,094

		14,324

Diversified Banking Institutions — 2.5%
Banco Santander SA	2,352	15,953
Bank of America Corp.	563	15,421
Barclays PLC	2,700	6,668
BNP Paribas SA	283	22,100
Citigroup, Inc.	402	29,547
Credit Suisse Group AG†	500	7,884
Goldman Sachs Group, Inc.	28	6,789
HSBC Holdings PLC	705	6,876
JPMorgan Chase & Co.	963	96,887
Lloyds Banking Group PLC	3,576	3,243
Mitsubishi UFJ Financial Group, Inc.	900	6,035
Morgan Stanley	127	6,350
Natixis SA	299	2,345
Royal Bank of Scotland Group PLC†	1,500	5,628
Sumitomo Mitsui Financial Group, Inc.	100	3,973
UBS Group AG†	824	14,025
UniCredit SpA†	400	7,655

		257,379

Diversified Financial Services — 0.0%
Julius Baer Group, Ltd.†	42	2,484

Diversified Manufacturing Operations — 0.4%
3M Co.	107	24,630
Carlisle Cos., Inc.	4	439
Eaton Corp. PLC	31	2,481
Harsco Corp.†	160	3,400
Ingersoll-Rand PLC	16	1,418
Pentair PLC	11	775
Siemens AG	17	2,426
Textron, Inc.	18	949
Trelleborg AB, Class B	72	1,784
Wartsila Oyj Abp	30	1,932

		40,234

Diversified Minerals — 0.1%
Anglo American PLC	185	3,489
BHP Billiton PLC	237	4,289
Lundin Mining Corp.	200	1,526
Teck Resources, Ltd., Class B	100	2,043

		11,347

Diversified Operations — 0.3%
Jardine Matheson Holdings, Ltd.	300	19,218
Leucadia National Corp.	25	633
Swire Pacific, Ltd., Class A	500	4,938

		24,789

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	28	30,948
eBay, Inc.†	152	5,721
Etsy, Inc.†	206	3,440

		40,109

E-Services/Consulting — 0.0%
CDW Corp.	11	770

Electric Products-Misc. — 0.2%
Emerson Electric Co.	281	18,113
Legrand SA	20	1,486

		19,599

Electric-Distribution — 0.0%
Unitil Corp.	61	3,172

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	100	2,502
Engie SA	146	2,468

		4,970

Electric-Integrated — 1.0%
AES Corp.	16	170
AGL Energy, Ltd.	156	3,017
Ameren Corp.	100	6,199
American Electric Power Co., Inc.	34	2,530
Atco, Ltd., Class I	600	21,756
DTE Energy Co.	12	1,326
Duke Energy Corp.	41	3,621
E.ON SE	283	3,339
Edison International	22	1,759
Entergy Corp.	12	1,035
Eversource Energy	22	1,378
Great Plains Energy, Inc.	651	21,372
NextEra Energy, Inc.	29	4,497
NorthWestern Corp.	63	3,735
OGE Energy Corp.	14	516
Origin Energy, Ltd.†	376	2,285
Pinnacle West Capital Corp.	8	702
PNM Resources, Inc.	93	4,036
Portland General Electric Co.	87	4,153
Public Service Enterprise Group, Inc.	35	1,722
RWE AG†	111	2,775
SSE PLC	554	10,169
Westar Energy, Inc.	7	374
Xcel Energy, Inc.	32	1,585

		104,051

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.†	95	2,940
Corning, Inc.	90	2,818
Garmin, Ltd.	13	736
Gentex Corp.	20	388
Jabil, Inc.	12	339
Koninklijke Philips NV	42	1,710
Nippon Electric Glass Co., Ltd.	100	4,050
Plexus Corp.†	59	3,625
Rogers Corp.†	20	3,042
Sanmina Corp.†	95	3,109
ZAGG, Inc.†	182	2,848

		25,605

Electronic Components-Semiconductors — 0.8%
Ambarella, Inc.†	100	5,644
Amkor Technology, Inc.†	301	3,483
Diodes, Inc.†	104	3,571
Intel Corp.	830	37,757
Qorvo, Inc.†	9	682
Semtech Corp.†	95	3,900
Skyworks Solutions, Inc.	12	1,366
SMART Global Holdings, Inc.†	82	2,572
STMicroelectronics NV	89	2,094
Texas Instruments, Inc.	194	18,758

		79,827

Electronic Forms — 0.4%
Adobe Systems, Inc.†	230	40,287

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	6	501
Electrocomponents PLC	242	2,232
SYNNEX Corp.	2	270
Tech Data Corp.†	36	3,340

		6,343

Electronics-Military — 0.1%
Safran SA	128	13,483

Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc.†	133	1,609
Vestas Wind Systems A/S	26	2,294

		3,903

Engineering/R&D Services — 0.1%
Argan, Inc.	47	3,231
Jacobs Engineering Group, Inc.	8	466
Stantec, Inc.	100	2,857

		6,554

Engines-Internal Combustion — 0.0%
Cummins, Inc.	12	2,123

Enterprise Software/Service — 0.9%
American Software, Inc., Class A	248	3,078
CA, Inc.	615	19,914
Hortonworks, Inc.†	184	3,038
MobileIron, Inc.†	717	2,760
Oracle Corp.	1,072	54,565
SAP SE	22	2,503
SAP SE ADR	87	9,935

		95,793

Entertainment Software — 0.0%
Square Enix Holdings Co., Ltd.	100	4,019

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	600	5,914

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	32	836
Credit Acceptance Corp.†	1	287

		1,123

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	224	3,326
Regional Management Corp.†	120	2,963
Santander Consumer USA Holdings, Inc.†	24	399
Synchrony Financial	56	1,827

		8,515

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	3	671
American Express Co.	177	16,907
Discover Financial Services	30	1,996
Visa, Inc., Class A	462	50,811

		70,385

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	238	10,672
Daiwa Securities Group, Inc.	1,500	9,310
E*TRADE Financial Corp.†	19	828
Lazard, Ltd., Class A	6	285
PJT Partners, Inc., Class A	43	1,660
Raymond James Financial, Inc.	9	763

		23,518

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	139	3,233
Far East Horizon, Ltd.	5,500	5,464
ORIX Corp.	200	3,410

		12,107

Finance-Mortgage Loan/Banker — 0.2%
FNF Group	636	23,799

Finance-Other Services — 0.3%
CME Group, Inc.	76	10,425
IG Group Holdings PLC	2,545	22,089
Nasdaq, Inc.	10	727

		33,241

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	9	334
MGIC Investment Corp.†	332	4,748

		5,082

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	53	2,626

Fisheries — 0.1%
Marine Harvest ASA	300	5,858

Food-Confectionery — 0.4%
Barry Callebaut AG	1	1,561
Hershey Co.	184	19,537
J.M. Smucker Co.	189	20,043

		41,141

Food-Dairy Products — 0.0%
Dean Foods Co.	166	1,619
Grupo Lala SAB de CV	1,600	2,471

		4,090

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	14	1,021

Food-Misc./Diversified — 0.9%
Associated British Foods PLC	49	2,168
Campbell Soup Co.	386	18,285
Conagra Brands, Inc.	469	16,021
Danone SA	100	8,170
Ingredion, Inc.	4	501
Kraft Heinz Co.	75	5,800
McCormick & Co., Inc.	61	6,071
Mondelez International, Inc., Class A	225	9,322
Nestle SA†	119	10,008
Nichirei Corp.	100	2,561
Tate & Lyle PLC	1,841	15,808

		94,715

Food-Retail — 0.5%
Kesko Oyj, Class B	413	21,096
Tesco PLC	999	2,407
Wesfarmers, Ltd.	98	3,135
WM Morrison Supermarkets PLC	6,530	19,444

		46,082

Food-Wholesale/Distribution — 0.0%
Booker Group PLC	801	2,140

Gambling (Non-Hotel) — 0.2%
Genting Singapore PLC	3,200	2,864
William Hill PLC	6,019	20,657

		23,521

Gas-Distribution — 0.5%
Centrica PLC	8,575	19,338
Enagas SA	725	20,885
National Fuel Gas Co.	6	348
New Jersey Resources Corp.	68	3,023
Osaka Gas Co., Ltd.	100	1,925
Sempra Energy	40	4,700

		50,219

Gold Mining — 0.3%
IAMGOLD Corp.†	300	1,646
Newcrest Mining, Ltd.	300	5,146
Newmont Mining Corp.	25	904
Novagold Resources, Inc.†	900	3,670
Randgold Resources, Ltd.	205	20,134

		31,500

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	136	2,659

Home Furnishings — 0.0%
Leggett & Platt, Inc.	8	378

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	3	188
Whitbread PLC	100	4,905
Wyndham Worldwide Corp.	7	748

		5,841

Human Resources — 0.2%
Adecco Group AG†	137	10,869
Insperity, Inc.	36	3,416
Kelly Services, Inc., Class A	119	3,131
Kforce, Inc.	126	2,640
ManpowerGroup, Inc.	5	616
Robert Half International, Inc.	9	466

		21,138

Import/Export — 0.3%
ITOCHU Corp.	200	3,479
Marubeni Corp.	400	2,662
Mitsubishi Corp.	200	4,659
Mitsui & Co., Ltd.	1,000	14,854
Sumitomo Corp.	200	2,873

		28,527

Instruments-Controls — 0.5%
Honeywell International, Inc.	351	50,600

Insurance Brokers — 0.0%
Willis Towers Watson PLC	7	1,128

Insurance-Life/Health — 0.4%
Aflac, Inc.	28	2,349
Aviva PLC	1,298	8,706
Legal & General Group PLC	1,018	3,610
Lincoln National Corp.	15	1,137
Manulife Financial Corp.	100	2,011
NN Group NV	59	2,471
Principal Financial Group, Inc.	20	1,317
Prudential Financial, Inc.	29	3,203
Standard Life PLC†	1,339	7,643
Torchmark Corp.	22	1,851
Unum Group	16	833

		35,131

Insurance-Multi-line — 1.3%
Aegon NV	377	2,226
Ageas	45	2,183
Allianz SE	35	8,127
Allstate Corp.	29	2,722
American Financial Group, Inc.	13	1,371
Assicurazioni Generali SpA	191	3,480
Assurant, Inc.	146	14,695
AXA SA	485	14,649
Baloise Holding AG†	13	2,050
Chubb, Ltd.	23	3,469
Cincinnati Financial Corp.	10	702
CNP Assurances	76	1,768
Direct Line Insurance Group PLC	4,878	24,081
Hartford Financial Services Group, Inc.	265	14,588
Loews Corp.	23	1,139
MetLife, Inc.	280	15,002
Old Republic International Corp.	18	365
Talanx AG	498	19,558
Voya Financial, Inc.	13	522
Zurich Insurance Group AG†	12	3,663

		136,360

Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	1	566
First American Financial Corp.	401	21,822
Hanover Insurance Group, Inc.	204	20,070
HCI Group, Inc.	80	2,997

Markel Corp.†	1	1,084
MS&AD Insurance Group Holdings, Inc.	100	3,373
Sompo Holdings, Inc.	100	3,992
Tokio Marine Holdings, Inc.	100	4,270
Travelers Cos., Inc.	457	60,530
Universal Insurance Holdings, Inc.	132	3,148
WR Berkley Corp.	8	549
XL Group, Ltd.	18	728

		123,129

Insurance-Reinsurance — 1.1%
Axis Capital Holdings, Ltd.	362	19,689
Berkshire Hathaway, Inc., Class B†	245	45,800
Essent Group, Ltd.†	94	4,006
Everest Re Group, Ltd.	91	21,608
Reinsurance Group of America, Inc.	5	747
RenaissanceRe Holdings, Ltd.	3	415
SCOR SE	58	2,408
Validus Holdings, Ltd.	406	21,145

		115,818

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	77	1,800

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	259	46,636
Limelight Networks, Inc.†	693	3,430

		50,066

Internet Security — 0.2%
Imperva, Inc.†	74	3,160
Palo Alto Networks, Inc.†	68	10,009
Rapid7, Inc.†	161	2,911
Zix Corp.†	579	2,808

		18,888

Investment Management/Advisor Services — 0.3%
Altisource Portfolio Solutions SA†	108	2,791
Ameriprise Financial, Inc.	12	1,879
BlackRock, Inc.	42	19,775
Franklin Resources, Inc.	39	1,643
Invesco, Ltd.	28	1,002
T. Rowe Price Group, Inc.	17	1,579

		28,669

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	41	3,084

Machine Tools & Related Products — 0.1%
Finning International, Inc.	100	2,438
Sandvik AB	188	3,434

		5,872

Machinery-Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	39	3,061
Tadano, Ltd.	200	3,017
Takeuchi Manufacturing Co., Ltd.	100	2,088

		8,166

Machinery-Electrical — 0.2%
Hitachi, Ltd.	2,500	19,722
Mitsubishi Electric Corp.	200	3,397

		23,119

Machinery-Farming — 0.2%
AGCO Corp.	6	411
CNH Industrial NV	200	2,540
Deere & Co.	141	18,736

		21,687

Machinery-General Industrial — 0.1%
FLSmidth & Co. A/S	32	2,194
Intevac, Inc.†	358	3,007

		5,201

Medical Imaging Systems — 0.1%
Analogic Corp.	38	3,052
Lantheus Holdings, Inc.†	168	3,343

		6,395

Medical Instruments — 0.3%
Cardiovascular Systems, Inc.†	108	2,599
Halyard Health, Inc.†	76	3,203
LivaNova PLC†	53	3,917
Medtronic PLC	186	14,977

		24,696

Medical Labs & Testing Services — 0.3%
BioMerieux	26	2,040
Laboratory Corp. of America Holdings†	7	1,076
Miraca Holdings, Inc.	300	13,904
Natera, Inc.†	221	2,429
Quest Diagnostics, Inc.	121	11,347

		30,796

Medical Products — 0.4%
Baxter International, Inc.	239	15,408
Becton Dickinson and Co.	64	13,355
Exactech, Inc.†	88	3,683
Haemonetics Corp.†	77	3,662
Intersect ENT, Inc.†	73	2,164
Orthofix International NV†	61	3,278
Straumann Holding AG	4	2,793

		44,343

Medical-Biomedical/Gene — 1.2%
Achillion Pharmaceuticals, Inc.†	643	2,585
Alexion Pharmaceuticals, Inc.†	77	9,214
AMAG Pharmaceuticals, Inc.†	158	2,481
Amgen, Inc.	110	19,274
Biogen, Inc.†	58	18,076
BioMarin Pharmaceutical, Inc.†	27	2,216
Celgene Corp.†	238	24,031
Emergent BioSolutions, Inc.†	80	3,279
Gilead Sciences, Inc.	302	22,638
Momenta Pharmaceuticals, Inc.†	229	3,229
PDL BioPharma, Inc.†	887	2,626
Regeneron Pharmaceuticals, Inc.†	29	11,676
Retrophin, Inc.†	127	3,158

		124,483

Medical-Drugs — 3.8%
AbbVie, Inc.	331	29,873
Allergan PLC	10	1,772

Astellas Pharma, Inc.	200	2,653
AstraZeneca PLC	26	1,738
Bayer AG	156	20,298
Bristol-Myers Squibb Co.	210	12,949
Catalyst Pharmaceuticals, Inc.†	1,093	3,126
Conatus Pharmaceuticals, Inc.†	518	2,378
Corcept Therapeutics, Inc.†	164	3,229
Durect Corp.†	1,420	1,132
GlaxoSmithKline PLC	245	4,417
Indivior PLC†	464	2,290
Insys Therapeutics, Inc.†	322	1,658
Ipsen SA	16	1,934
Johnson & Johnson	705	98,284
Merck & Co., Inc.	960	52,886
Novartis AG†	223	18,374
Novo Nordisk A/S, Class B	129	6,417
Pfizer, Inc.	1,511	52,976
Roche Holding AG†	107	24,722
Roche Holding AG ADR	263	7,605
Sanofi	185	17,518
UCB SA	34	2,475
Vanda Pharmaceuticals, Inc.†	179	2,810
Zoetis, Inc.	187	11,934

		385,448

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	7	567

Medical-HMO — 1.4%
Aetna, Inc.	144	24,484
Anthem, Inc.	18	3,766
Cigna Corp.	17	3,353
Humana, Inc.	81	20,683
Magellan Health, Inc.†	40	3,412
Triple-S Management Corp., Class B†	126	3,025
UnitedHealth Group, Inc.	390	81,986

		140,709

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.†	25	1,891

Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	55	3,058

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	3	185
McKesson Corp.	10	1,379
Suzuken Co., Ltd.	100	3,584

		5,148

Metal-Diversified — 0.2%
Glencore PLC	576	2,777
Rio Tinto PLC	116	5,467
Rio Tinto, Ltd.	200	10,631
South32, Ltd.	1,094	2,821

		21,696

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	627	2,227

Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.	148	2,771
Hillenbrand, Inc.	91	3,599

		6,370

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	100	3,298

Multimedia — 0.9%
Thomson Reuters Corp.	348	16,300
Time Warner, Inc.	89	8,748
Twenty-First Century Fox, Inc., Class A	349	9,126
Vivendi SA	129	3,205
Walt Disney Co.	500	48,905

		86,284

Networking Products — 0.5%
Cisco Systems, Inc.	1,408	48,083

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	100	3,773

Non-Hazardous Waste Disposal — 0.5%
Renewi PLC	5,800	7,996
Waste Management, Inc.	479	39,359

		47,355

Office Automation & Equipment — 0.0%
Ricoh Co., Ltd.	200	1,840
Xerox Corp.	17	515

		2,355

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	97	3,259
Steelcase, Inc., Class A	211	3,070

		6,329

Oil & Gas Drilling — 0.0%
Noble Corp. PLC†	707	2,941

Oil Companies-Exploration & Production — 0.4%
Abraxas Petroleum Corp.†	1,509	3,214
Anadarko Petroleum Corp.	203	10,022
Bonanza Creek Energy, Inc.†	89	3,011
ConocoPhillips	85	4,348
Penn Virginia Corp.†	74	2,884
Pioneer Natural Resources Co.	121	18,110
Stone Energy Corp.†	102	3,001

		44,590

Oil Companies-Integrated — 1.6%
BP PLC	2,143	14,521
Chevron Corp.	291	33,724
Exxon Mobil Corp.	627	52,260
OMV AG	37	2,223
Repsol SA	195	3,654
Royal Dutch Shell PLC, Class A (CHIX)	1,441	45,262
TOTAL SA	152	8,476

		160,120

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.†	6,300	4,264

Oil Refining & Marketing — 0.7%
Caltex Australia, Ltd.	484	12,691
HollyFrontier Corp.	12	443
Marathon Petroleum Corp.	36	2,151

Neste Oyj	452	25,183
Phillips 66	38	3,461
Valero Energy Corp.	290	22,878

		66,807

Oil-Field Services — 0.3%
Archrock, Inc.	244	2,928
Newpark Resources, Inc.†	320	2,800
SBM Offshore NV	116	2,070
Schlumberger, Ltd.	355	22,720
Subsea 7 SA	174	2,925

		33,443

Paper & Related Products — 0.1%
International Paper Co.	28	1,604
Oji Holdings Corp.	1,000	5,822
UPM-Kymmene Oyj	101	3,035

		10,461

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	45	3,949

Photo Equipment & Supplies — 0.0%
Nikon Corp.	100	1,885

Pipelines — 0.2%
Enterprise Products Partners LP	761	18,645
Kinder Morgan, Inc.	259	4,690

		23,335

Poultry — 0.0%
Pilgrim’s Pride Corp.†	17	540

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	3	377
Schneider Electric SE	100	8,789

		9,166

Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	100	2,379
Quad/Graphics, Inc.	129	2,940
RR Donnelley & Sons Co.	292	2,686

		8,005

Private Equity — 0.0%
3i Group PLC	201	2,565

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	1	223

Public Thoroughfares — 0.2%
Abertis Infraestructuras SA	985	21,307

Publishing-Newspapers — 0.0%
News Corp., Class A	26	355

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	53	2,598

Racetracks — 0.0%
Penn National Gaming, Inc.†	143	3,731

Real Estate Investment Trusts — 1.2%
AG Mtg. Investment Trust, Inc.	156	2,934
AGNC Investment Corp.	917	18,459
American Tower Corp.	148	21,263
Annaly Capital Management, Inc.	1,615	18,508
CBL & Associates Properties, Inc.	383	3,003
Chatham Lodging Trust	123	2,675
Cousins Properties, Inc.	267	2,408
Dexus	336	2,513
GPT Group	369	1,438
Hersha Hospitality Trust	164	2,901
ICADE	100	8,736
iStar, Inc.†	256	2,995
LaSalle Hotel Properties	130	3,667
Link REIT	500	4,201
MTGE Investment Corp.	159	2,878
Pebblebrook Hotel Trust	100	3,566
Potlatch Corp.	68	3,523
Scentre Group	858	2,640
Stockland	852	2,947
Vicinity Centres	1,198	2,430
Xenia Hotels & Resorts, Inc.	166	3,612

		117,297

Real Estate Management/Services — 0.3%
Daito Trust Construction Co., Ltd.	100	17,444
Jones Lang LaSalle, Inc.	3	388
RE/MAX Holdings, Inc., Class A	49	3,259
Vonovia SE	82	3,607

		24,698

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	900	2,423
CK Asset Holdings, Ltd.	500	4,112
Hongkong Land Holdings, Ltd.	300	2,175
LEG Immobilien AG	18	1,828
Leopalace21 Corp.	500	3,712
Tokyu Fudosan Holdings Corp.	400	2,603

		16,853

Recreational Vehicles — 0.0%
Brunswick Corp.	6	304

Rental Auto/Equipment — 0.1%
AMERCO	1	393
Ashtead Group PLC	58	1,494
CAI International, Inc.†	99	3,665
Europcar Groupe SA*	400	5,722
United Rentals, Inc.†	6	849

		12,123

Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	34	1,943

Retail-Apparel/Shoe — 0.4%
ANTA Sports Products, Ltd.	1,200	5,368
Ascena Retail Group, Inc.†	1,303	2,528
Cato Corp., Class A	218	2,804
Express, Inc.†	421	2,850
Francesca’s Holdings Corp.†	392	2,536
Gap, Inc.	19	494
HUGO BOSS AG	24	2,148
PVH Corp.	6	761
Shimamura Co., Ltd.	200	22,198

		41,687

Retail-Automobile — 0.1%
AutoNation, Inc.†	5	237

CarMax, Inc.†	13	976
Rush Enterprises, Inc., Class A†	71	3,606

		4,819

Retail-Building Products — 0.7%
Home Depot, Inc.	399	66,146
Lowe’s Cos., Inc.	40	3,198
Lumber Liquidators Holdings, Inc.†	86	2,647

		71,991

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	20	1,120

Retail-Discount — 0.7%
Costco Wholesale Corp.	52	8,376
Dollar General Corp.	13	1,051
Wal-Mart Stores, Inc.	727	63,474

		72,901

Retail-Drug Store — 0.6%
CVS Health Corp.	630	43,174
Walgreens Boots Alliance, Inc.	260	17,230

		60,404

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	242	2,831

Retail-Jewelry — 0.0%
Cie Financiere Richemont SA†	15	1,383

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	6	310

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	346	24,151

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	58	2,946
Kohl’s Corp.	8	334

		3,280

Retail-Restaurants — 0.9%
Brinker International, Inc.	316	9,708
Cheesecake Factory, Inc.	242	10,827
Chipotle Mexican Grill, Inc.†	19	5,166
Dave & Buster’s Entertainment, Inc.†	70	3,374
Dunkin’ Brands Group, Inc.	313	18,489
McDonald’s Corp.	199	33,215
Ruth’s Hospitality Group, Inc.	144	3,038
Yum China Holdings, Inc.†	281	11,338

		95,155

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	209	2,675

Rubber-Tires — 0.3%
Bridgestone Corp.	500	23,702
Cie Generale des Etablissements Michelin	23	3,327
Goodyear Tire & Rubber Co.	17	520

		27,549

Satellite Telecom — 0.1%
Eutelsat Communications SA	80	2,005
Globalstar, Inc.†	1,861	2,996

		5,001

Savings & Loans/Thrifts — 0.2%
Berkshire Hills Bancorp, Inc.	86	3,294
BofI Holding, Inc.†	119	3,201
HomeTrust Bancshares, Inc.†	114	2,992
Investors Bancorp, Inc.	20	275
United Financial Bancorp, Inc.	171	3,131
Waterstone Financial, Inc.	155	2,976

		15,869

Schools — 0.0%
Career Education Corp.†	153	1,634

Security Services — 0.1%
Brink’s Co.	47	3,577
G4S PLC	2,200	8,210

		11,787

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	167	2,508

Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	71	3,976
Marvell Technology Group, Ltd.	34	628

		4,604

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	69	3,894
ASML Holding NV	11	1,983
ASML Holding NV (NASDAQ)	12	2,169
KLA-Tencor Corp.	10	1,089
MKS Instruments, Inc.	30	3,259
Teradyne, Inc.	10	429

		12,823

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3	698

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	417	18,836

Software Tools — 0.1%
VMware, Inc., Class A†	88	10,533

Steel-Producers — 0.2%
BlueScope Steel, Ltd.	248	2,437
Nucor Corp.	22	1,272
POSCO ADR	26	1,898
Reliance Steel & Aluminum Co.	4	307
Shiloh Industries, Inc.†	276	2,561
Steel Dynamics, Inc.	17	633
thyssenkrupp AG	400	10,672

		19,780

Steel-Specialty — 0.0%
Outokumpu Oyj	165	1,561

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	169	3,595
Finisar Corp.†	162	3,813

		7,408

Telecom Services — 0.5%
HKT Trust & HKT, Ltd.	16,000	19,525
PCCW, Ltd.	36,000	19,842
Spark New Zealand, Ltd.	4,614	11,619

		50,986

Telecommunication Equipment — 0.0%
ARRIS International PLC†	2	57
Juniper Networks, Inc.	26	646

		703

Telephone-Integrated — 1.1%
AT&T, Inc.	569	19,147
BT Group PLC	572	1,978
Frontier Communications Corp.	258	3,124
KDDI Corp.	900	23,936
Koninklijke KPN NV	920	3,176
Nippon Telegraph & Telephone Corp.	500	24,067
SoftBank Group Corp.	100	8,748
Telecom Italia SpA†	6,354	5,514
Verizon Communications, Inc.	483	23,121

		112,811

Television — 0.1%
CBS Corp., Class B	26	1,459
Central European Media Enterprises, Ltd., Class A†	716	3,294
Sinclair Broadcast Group, Inc., Class A	109	3,455

		8,208

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	127	2,958

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5	1,309

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	161	2,922
Concert Pharmaceuticals, Inc.†	197	3,359

		6,281

Tobacco — 0.3%
British American Tobacco PLC	136	8,799
Imperial Brands PLC	564	23,000
Swedish Match AB	39	1,469

		33,268

Tools-Hand Held — 0.0%
Snap-on, Inc.	4	631

Toys — 0.0%
Hasbro, Inc.	6	556

Transport-Marine — 0.1%
Safe Bulkers, Inc.†	950	3,373
Scorpio Tankers, Inc.	836	2,976
Ship Finance International, Ltd.	181	2,697

		9,046

Transport-Rail — 0.1%
Norfolk Southern Corp.	13	1,708
Union Pacific Corp.	35	4,053

		5,761

Transport-Services — 0.6%
FedEx Corp.	3	678
Royal Mail PLC	4,083	20,303
United Parcel Service, Inc., Class B	297	34,906

		55,887

Transport-Truck — 0.1%
Covenant Transportation Group, Inc., Class A†	105	3,118
Heartland Express, Inc.	133	2,837
Werner Enterprises, Inc.	94	3,351

		9,306

Travel Services — 0.0%
TUI AG	166	2,993

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	7	508

Warehousing & Harbor Transportation Services — 0.2%
Hutchison Port Holdings Trust	46,000	19,780

Water — 0.0%
Severn Trent PLC	98	2,748

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	3,157

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	36	37,190
Alphabet, Inc., Class C†	44	44,732
United Internet AG	39	2,467

		84,389

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	244	22,092

Total Common Stocks (cost $6,271,539)		6,327,459

U.S. CORPORATE BONDS & NOTES — 15.9%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	$45,000	44,979

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	43,000	45,553

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	31,000	29,927

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	30,000	30,611

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 6.85% due 04/30/2019	40,000	42,889

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 01/15/2019	30,000	30,111

Banks-Super Regional — 1.5%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	45,000	44,757
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	30,000	31,060
US Bancorp Senior Notes 3.15% due 04/27/2027	43,000	43,170
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	29,000	29,180

		148,167

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	40,000	43,904

Computers — 0.3%
Apple, Inc. FRS Senior Notes 1.61% (3 ML+0.30%) due 05/06/2019	30,000	30,135

Cosmetics & Toiletries — 0.4%
Procter & Gamble Co. Senior Notes 1.60% due 11/15/2018	45,000	44,967

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	44,000	44,790
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	30,000	29,635
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	42,000	43,762
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	35,000	42,960

		161,147

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	32,000	44,205

Enterprise Software/Service — 0.6%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	56,000	59,018

Finance-Credit Card — 0.7%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	45,000	45,470
Visa, Inc. Senior Notes 4.30% due 12/14/2045	27,000	29,897

		75,367

Food-Retail — 0.6%
Kroger Co. Senior Notes 1.50% due 09/30/2019	60,000	59,358

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	27,000	29,926

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	30,000	31,525

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	30,000	30,508

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 1.80% due 11/13/2018	45,000	45,049

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	40,000	43,150

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	30,000	30,556
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	28,000	28,524

		59,080

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	60,000	59,877

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	30,000	30,165

Oil Companies-Exploration & Production — 0.6%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	30,000	31,648
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	29,000	29,806

		61,454

Oil Companies-Integrated — 0.6%
ConocoPhillips Co. Company Guar. Notes 1.05% due 12/15/2017	30,000	29,987
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	30,000	29,985

		59,972

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	42,000	43,751

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	28,000	29,686

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	29,000	29,793

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	28,000	28,968
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	53,000	59,402

		88,370

Transport-Rail — 1.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/2042	40,000	43,714
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	55,000	58,166

		101,880

Total U.S. Corporate Bonds & Notes (cost $1,639,839)		1,634,524

U.S. GOVERNMENT AGENCIES — 4.0%
Federal Home Loan Mtg. Corp. — 1.4%
2.38% due 01/13/2022	86,000	87,232
3.75% due 03/27/2019	57,000	58,731

		145,963

Federal National Mtg. Assoc. — 2.6%
2.13% due 04/24/2026	122,000	118,376
3.50% due 05/01/2047	143,531	147,650

		266,026

Total U.S. Government Agencies (cost $413,384)		411,989

U.S. GOVERNMENT TREASURIES — 9.0%
United States Treasury Bonds — 1.9%
2.75% due 11/15/2042	60,000	59,072
3.38% due 05/15/2044	122,000	134,081

		193,153

United States Treasury Notes — 7.1%
1.25% due 10/31/2021	77,000	75,090
1.38% due 03/31/2020	90,000	89,371
1.50% due 10/31/2019	75,000	74,856
1.63% due 06/30/2019	45,000	45,035
1.63% due 02/15/2026	125,000	118,452
2.00% due 11/15/2026	60,000	58,270
2.25% due 01/31/2024	45,000	45,218
2.25% due 11/15/2024	74,000	74,064
2.25% due 02/15/2027	30,000	29,711
2.63% due 01/31/2018	30,000	30,105
3.13% due 05/15/2021	85,000	88,785

		728,957

Total U.S. Government Treasuries (cost $924,341)		922,110

EXCHANGE-TRADED FUNDS — 5.0%
Guggenheim S&P 500 Top 50 ETF	1,446	264,974
iShares Edge MSCI ETF	2,471	248,336

Total Exchange-Traded Funds (cost $500,000)		513,310

RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA† Expires 11/01/2017 (strike price $4.85) (cost $94)	2,000	96

Total Long-Term Investment Securities (cost $9,749,197)		9,809,488

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(1) (cost $477,081)	477,081	477,081

TOTAL INVESTMENTS (cost $10,226,278)	100.2%	10,286,569
Liabilities in excess of other assets	(0.2)	(25,550)

NET ASSETS	100.0%	$10,261,019

#	Effective October 9, 2017, the Portfolio’s name changed to SA Legg Mason Tactical Opportunities Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $8,984 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate is the 7-day yield as of October 31, 2017.

ADR — American Depositary Receipt

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

FRS — Floating Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,327,459	$—	$—	$6,327,459
U.S. Corporate Bonds & Notes	—	1,634,524	—	1,634,524
U.S. Government Agencies	—	411,989	—	411,989
U.S. Government Treasuries	—	922,110	—	922,110
Exchange-Traded Funds	513,310	—	—	513,310
Rights	96	—	—	96
Short-Term Investment Securities	477,081	—	—	477,081

Total Investments at Value	$7,317,946	$2,968,623	$—	$10,286,569

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 2.2%
Boeing Co.	52,026	$13,421,668

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	52,635	6,303,568

Agricultural Chemicals — 0.8%
Monsanto Co.	39,584	4,793,622

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	49,617	2,027,847

Airlines — 0.5%
Copa Holdings SA, Class A	26,444	3,257,636

Applications Software — 5.5%
Intuit, Inc.	61,969	9,358,558
Microsoft Corp.	286,992	23,871,995

		33,230,553

Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.	23,193	4,072,459

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	17,294	795,178
PepsiCo, Inc.	114,032	12,569,747

		13,364,925

Beverages-Wine/Spirits — 0.8%
Constellation Brands, Inc., Class A	23,330	5,111,370

Building & Construction Products-Misc. — 0.7%
Owens Corning	47,793	3,952,003

Cable/Satellite TV — 3.1%
Charter Communications, Inc., Class A†	15,110	5,049,309
Comcast Corp., Class A	375,945	13,545,298

		18,594,607

Chemicals-Diversified — 1.0%
FMC Corp.	63,975	5,940,719

Chemicals-Specialty — 0.7%
Univar, Inc.†	136,658	4,065,576

Commercial Services-Finance — 2.5%
Global Payments, Inc.	68,073	7,076,188
H&R Block, Inc.	36,801	910,457
Total System Services, Inc.	104,081	7,499,036

		15,485,681

Computer Services — 2.7%
Cognizant Technology Solutions Corp., Class A	108,948	8,244,095
DXC Technology Co.	88,353	8,086,067

		16,330,162

Computers — 6.2%
Apple, Inc.	221,835	37,498,988

Computers-Integrated Systems — 0.6%
NCR Corp.†	106,830	3,428,175

Computers-Memory Devices — 0.6%
NetApp, Inc.	79,892	3,548,803

Containers-Paper/Plastic — 1.4%
Berry Global Group, Inc.†	81,591	4,850,585
Sealed Air Corp.	80,536	3,562,107

		8,412,692

Cruise Lines — 1.6%
Carnival Corp.	39,521	2,623,799
Norwegian Cruise Line Holdings, Ltd.	17,004	947,973
Royal Caribbean Cruises, Ltd.	50,392	6,237,018

		9,808,790

Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	44,995	4,173,736
First Data Corp., Class A†	352,747	6,282,424

		10,456,160

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	12,376	2,957,616

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	11,872	2,301,150

Diversified Manufacturing Operations — 2.0%
Ingersoll-Rand PLC	71,749	6,356,961
Textron, Inc.	111,474	5,879,139

		12,236,100

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	19,526	21,581,697

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	5,540	10,592,258

Electric-Integrated — 0.5%
AES Corp.	288,054	3,062,014

Electronic Components-Semiconductors — 3.4%
NVIDIA Corp.	65,806	13,609,339
Texas Instruments, Inc.	72,154	6,976,570

		20,585,909

Electronic Forms — 1.9%
Adobe Systems, Inc.†	64,687	11,330,575

Entertainment Software — 2.8%
Electronic Arts, Inc.†	74,875	8,955,050
Take-Two Interactive Software, Inc.†	73,726	8,157,782

		17,112,832

Finance-Credit Card — 2.0%
Discover Financial Services	97,166	6,464,454
Visa, Inc., Class A	54,248	5,966,195

		12,430,649

Food-Meat Products — 1.2%
Tyson Foods, Inc., Class A	99,858	7,280,647

Hotels/Motels — 1.4%
Marriott International, Inc., Class A	70,541	8,428,239

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	21,390	3,410,208

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	45,073	4,978,764

Insurance-Multi-line — 0.9%
MetLife, Inc.	105,018	5,626,864

Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	151,220	27,228,673

Machinery-General Industrial — 0.9%
Roper Technologies, Inc.	21,925	5,660,377

Medical Instruments — 1.9%
Edwards Lifesciences Corp.†	69,084	7,062,457
Medtronic PLC	56,546	4,553,084

		11,615,541

Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	28,186	4,938,751
Biogen, Inc.†	31,234	9,734,389
Celgene Corp.†	83,430	8,423,927
Illumina, Inc.†	6,970	1,430,174

		24,527,241

Medical-Drugs — 2.0%
Bristol-Myers Squibb Co.	41,779	2,576,093
Eli Lilly & Co.	118,556	9,714,479

		12,290,572

Medical-HMO — 2.0%
Humana, Inc.	13,814	3,527,405
UnitedHealth Group, Inc.	16,157	3,396,524
WellCare Health Plans, Inc.†	27,120	5,362,709

		12,286,638

Medical-Hospitals — 0.9%
HCA Healthcare, Inc.†	74,933	5,668,681

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	24,532	3,382,472

Networking Products — 0.9%
Cisco Systems, Inc.	162,085	5,535,203

Pharmacy Services — 0.2%
Express Scripts Holding Co.†	16,292	998,537

Real Estate Investment Trusts — 2.5%
American Tower Corp.	17,878	2,568,532
Equity LifeStyle Properties, Inc.	60,190	5,325,611
SBA Communications Corp.†	45,536	7,157,349

		15,051,492

Real Estate Management/Services — 0.7%
Realogy Holdings Corp.	134,342	4,343,277

Rental Auto/Equipment — 1.2%
United Rentals, Inc.†	52,359	7,407,751

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	51,055	3,241,482

Retail-Arts & Crafts — 0.6%
Michaels Cos., Inc.†	198,065	3,846,422

Retail-Building Products — 1.2%
Home Depot, Inc.	43,836	7,267,132

Retail-Consumer Electronics — 1.1%
Best Buy Co., Inc.	116,164	6,502,861

Retail-Discount — 1.5%
Costco Wholesale Corp.	58,095	9,357,943

Retail-Restaurants — 1.6%
Domino’s Pizza, Inc.	20,058	3,670,614
Starbucks Corp.	93,303	5,116,737
Yum! Brands, Inc.	10,881	810,090

		9,597,441

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	163,194	9,209,037

Tobacco — 2.0%
Altria Group, Inc.	112,706	7,237,979
Philip Morris International, Inc.	49,312	5,160,008

		12,397,987

Transport-Rail — 1.7%
Union Pacific Corp.	89,709	10,387,405

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	12,851	13,275,597
Alphabet, Inc., Class C†	17,873	18,170,407

		31,446,004

Total Long-Term Investment Securities (cost $475,933,812)		606,271,695

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.51% due 11/01/2017	$1,426,000	1,426,000
Federal Home Loan Bank Disc. Notes 0.61% due 11/01/2017	831,000	831,000
Federal Home Loan Bank Disc. Notes 0.86% due 11/01/2017	831,000	831,000

Total Short-Term Investment Securities (cost $3,088,000)		3,088,000

TOTAL INVESTMENTS (cost $479,021,812)	100.1%	609,359,695
Liabilities in excess of other assets	(0.1)	(441,834)

NET ASSETS	100.0%	$608,917,861

#	Effective October 9, 2017, the Portfolio’s name changed to SA MFS Blue Chip Growth Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$606,271,695	$—	$—	$606,271,695
Short-Term Investment Securities	—	3,088,000	—	3,088,000

Total Investments at Value	$606,271,695	$3,088,000	$—	$609,359,695

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	159,201	$3,064,619

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	122,520	14,672,995

Agricultural Chemicals — 1.1%
Monsanto Co.	101,431	12,283,294

Athletic Footwear — 0.9%
NIKE, Inc., Class B	195,264	10,737,567

Banks-Super Regional — 1.2%
US Bancorp	251,230	13,661,887

Beverages-Wine/Spirits — 2.3%
Diageo PLC	287,919	9,835,318
Pernod Ricard SA	116,029	17,401,377

		27,236,695

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	676,384	24,370,116

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	105,244	12,233,563

Coatings/Paint — 1.4%
Sherwin-Williams Co.	41,286	16,314,163

Computer Services — 6.6%
Accenture PLC, Class A	173,746	24,734,481
Amdocs, Ltd.	113,063	7,360,401
Cognizant Technology Solutions Corp., Class A	397,844	30,104,855
DXC Technology Co.	160,415	14,681,181

		76,880,918

Computers — 1.9%
Apple, Inc.	82,315	13,914,528
Hewlett Packard Enterprise Co.	562,773	7,833,800

		21,748,328

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	47,085	5,297,533

Containers-Metal/Glass — 1.8%
Crown Holdings, Inc.†	341,416	20,543,001

Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	192,303	13,547,747
Coty, Inc., Class A	469,553	7,231,116
Estee Lauder Cos., Inc., Class A	65,773	7,354,079

		28,132,942

Data Processing/Management — 2.0%
Fidelity National Information Services, Inc.	253,781	23,540,726

Diagnostic Equipment — 6.0%
Abbott Laboratories	216,215	11,725,339
Danaher Corp.	267,147	24,649,654
Thermo Fisher Scientific, Inc.	174,467	33,816,939

		70,191,932

Diversified Banking Institutions — 10.2%
Bank of America Corp.	1,288,316	35,286,975
Goldman Sachs Group, Inc.	99,609	24,153,190
JPMorgan Chase & Co.	432,591	43,522,981
Morgan Stanley	315,230	15,761,500

		118,724,646

Electric Products-Misc. — 0.8%
AMETEK, Inc.	146,491	9,886,678

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	88,823	6,609,319

Electronic Components-Semiconductors — 4.0%
Broadcom, Ltd.	115,197	30,401,640
Texas Instruments, Inc.	163,649	15,823,222

		46,224,862

Electronic Forms — 1.0%
Adobe Systems, Inc.†	64,295	11,261,912

Engineering/R&D Services — 0.5%
Fluor Corp.	130,248	5,612,386

Enterprise Software/Service — 0.2%
Micro Focus International PLC ADR†	55,017	1,921,744

Finance-Credit Card — 5.3%
Mastercard, Inc., Class A	167,066	24,854,409
Visa, Inc., Class A	332,421	36,559,661

		61,414,070

Finance-Other Services — 1.2%
Nasdaq, Inc.	187,649	13,632,700

Food-Catering — 0.7%
Aramark	189,163	8,264,531

Food-Misc./Diversified — 3.0%
Danone SA	201,833	16,490,270
Mondelez International, Inc., Class A	442,544	18,334,598

		34,824,868

Home Decoration Products — 1.7%
Newell Brands, Inc.	487,023	19,860,798

Instruments-Controls — 1.8%
Honeywell International, Inc.	143,796	20,729,631

Insurance-Multi-line — 1.2%
Chubb, Ltd.	96,433	14,544,025

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	100,308	18,061,459

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	15,513	7,303,986

Medical Instruments — 2.0%
Medtronic PLC	285,289	22,971,470

Medical Products — 0.6%
Stryker Corp.	45,697	7,077,094

Medical-Biomedical/Gene — 1.1%
Biogen, Inc.†	43,070	13,423,196

Medical-Drugs — 4.5%
Eli Lilly & Co.	198,432	16,259,518
Johnson & Johnson	161,401	22,500,913
Zoetis, Inc.	219,447	14,005,108

		52,765,539

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	82,149	11,326,704

Multimedia — 1.4%
Twenty-First Century Fox, Inc., Class A	368,151	9,627,149
Walt Disney Co.	70,768	6,921,818

		16,548,967

Oil Companies-Exploration & Production — 1.8%
EOG Resources, Inc.	204,366	20,410,032

Oil-Field Services — 1.8%
Schlumberger, Ltd.	329,963	21,117,632

Pipelines — 1.2%
Enterprise Products Partners LP	578,754	14,179,473

Private Equity — 0.8%
Blackstone Group LP	296,206	9,860,698

Real Estate Investment Trusts — 2.6%
American Tower Corp.	214,913	30,876,551

Retail-Apparel/Shoe — 0.9%
Ross Stores, Inc.	169,276	10,747,333

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	7,343	4,328,699

Retail-Discount — 0.9%
Costco Wholesale Corp.	64,824	10,441,850

Retail-Gardening Products — 0.8%
Tractor Supply Co.	149,034	8,980,789

Retail-Restaurants — 1.4%
Starbucks Corp.	306,947	16,832,973

Textile-Apparel — 1.6%
LVMH Moet Hennessy Louis Vuitton SE	61,184	18,252,286

Transport-Rail — 1.9%
Canadian National Railway Co.	269,114	21,660,986

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	34,166	35,294,845
Alphabet, Inc., Class C†	27,432	27,888,468

		63,183,313

Total Long-Term Investment Securities (cost $834,589,637)		1,154,773,479

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $9,739,000)	$9,739,000	9,739,000

TOTAL INVESTMENTS (cost $844,328,637)	100.0%	1,164,512,479
Liabilities in excess of other assets	(0.0)	(127,896)

NET ASSETS	100.0%	$1,164,384,583

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,154,773,479	$—	$—	$1,154,773,479
Short-Term Investment Securities	—	9,739,000	—	9,739,000

Total Investments at Value	$1,154,773,479	$9,739,000	$—	$1,164,512,479

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Telecom Utility Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 88.6%
Cable/Satellite TV — 2.6%
Comcast Corp., Class A	22,918	$825,735
NOS SGPS SA	53,700	321,770

		1,147,505

Cellular Telecom — 3.7%
Advanced Info Service PCL	51,400	300,942
Altice USA, Inc., Class A†	26,794	634,482
America Movil SAB de CV, Series L ADR	2,574	44,067
Millicom International Cellular SA SDR	1,106	70,746
Mobile TeleSystems PJSC ADR	36,979	392,347
Vodafone Group PLC	77,629	222,290

		1,664,874

Electric-Distribution — 4.5%
Innogy SE*	4,868	226,536
PPL Corp.	47,861	1,797,659

		2,024,195

Electric-Generation — 4.6%
EDP Renovaveis SA	221,804	1,834,415
Engie Brasil Energia SA	20,400	223,251
Vistra Energy Corp.†	1,190	23,133

		2,080,799

Electric-Integrated — 32.7%
AES Corp.	66,069	702,313
Alupar Investimento SA	9,400	51,866
Ameren Corp.	4,350	269,656
American Electric Power Co., Inc.	14,984	1,114,959
Avangrid, Inc.	8,805	455,483
Dominion Energy, Inc.	882	71,565
Duke Energy Corp.	8,685	766,972
Edison International	8,876	709,636
Emera, Inc.	6,670	251,269
Enel SpA	251,199	1,558,143
Exelon Corp.	73,365	2,950,007
Great Plains Energy, Inc.	9,058	297,374
Iberdrola SA	100,501	812,222
NextEra Energy, Inc.	11,494	1,782,375
PG&E Corp.	16,784	969,612
Public Service Enterprise Group, Inc.	10,670	524,964
Southern Co.	13,348	696,766
SSE PLC	34,852	639,710
Westar Energy, Inc.	445	23,799

		14,648,691

Energy-Alternate Sources — 0.6%
China Longyuan Power Group Corp. Ltd.	348,000	257,831

Gas-Distribution — 4.4%
China Resources Gas Group, Ltd.	142,000	519,663
National Grid PLC	7,264	87,408
Sempra Energy	11,649	1,368,758

		1,975,829

Independent Power Producers — 6.5%
Calpine Corp.†	59,862	894,338
Dynegy, Inc.†	40,090	499,121
NRG Energy, Inc.	38,584	964,600
NRG Yield, Inc., Class A	18,052	331,254
NRG Yield, Inc., Class C	11,125	206,925

		2,896,238

Internet Connectivity Services — 2.7%
Com Hem Holding AB	79,307	1,190,791

Non-Hazardous Waste Disposal — 0.7%
Covanta Holding Corp.	18,417	296,514

Pipelines — 12.9%
APA Group	23,621	154,751
Cheniere Energy, Inc.†	23,002	1,075,113
Enbridge, Inc.	33,867	1,301,547
Kinder Morgan, Inc.	23,391	423,611
Plains GP Holdings LP, Class A	20,653	421,321
SemGroup Corp., Class A	5,386	140,305
Tallgrass Energy GP LP	10,149	253,725
Targa Resources Corp.	7,546	313,159
TransCanada Corp.	28,510	1,353,568
Williams Cos., Inc.	11,428	325,698

		5,762,798

Real Estate Investment Trusts — 3.7%
American Tower Corp.	11,548	1,659,101

Satellite Telecom — 1.2%
Cellnex Telecom SAU*	21,524	534,414

Telecom Services — 1.3%
TELUS Corp.	10,358	375,107
XL Axiata Tbk PT†	837,350	208,682

		583,789

Telecommunication Equipment — 0.2%
Telesites SAB de CV†	121,000	89,558

Telephone-Integrated — 4.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	75,896	113,330
Hellenic Telecommunications Organization SA	27,398	325,528
KDDI Corp.	10,000	265,951
Koninklijke KPN NV	153,294	529,265
Orange SA	23,225	381,050
TDC A/S	58,212	344,174
Telefonica Brasil SA ADR	12,692	195,457

		2,154,755

Water — 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo	33,500	305,169
Suez	21,631	380,473

		685,642

Total Common Stocks (cost $35,068,383)		39,653,324

CONVERTIBLE PREFERRED SECURITIES — 6.6%
Electric-Integrated — 2.5%
Dominion Resources, Inc. Series A 6.75%	6,644	347,680
NextEra Energy, Inc. 6.12%	9,074	517,218
NextEra Energy, Inc. 6.37%	3,657	255,076

		1,119,974

Independent Power Producers — 0.9%
Dynegy, Inc. Series A 5.80%	6,132	245,648
Dynegy, Inc. 7.00%	1,932	158,424

		404,072

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp. 7.50%	29,024	1,102,912

Real Estate Investment Trusts — 0.6%
American Tower Corp. 5.50%	2,202	277,827

Telephone-Integrated — 0.1%
Frontier Communications Corp. 11.13%	3,409	67,771

Total Convertible Preferred Securities (cost $3,343,407)		2,972,556

Total Long-Term Investment Securities (cost $38,411,790)		42,625,880

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Time Deposits — 4.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $2,199,000)	$2,199,000	2,199,000

TOTAL INVESTMENTS (cost $40,610,790)	100.1%	44,824,880
Liabilities in excess of other assets	(0.1)	(49,755)

NET ASSETS	100.0%	$44,775,125

#	Effective October 9, 2017, the Portfolio’s name changed to SA MFS Telecom Utility Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $760,950 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	32,663	USD	25,901	01/12/2018	$563	$—
	EUR	8,049	USD	9,362	01/12/2018	—	(53)
	GBP	437,919	USD	580,199	01/12/2018	—	(2,762)

						563	(2,815)

BNP Paribas SA	USD	19,695	EUR	16,647	01/12/2018	—	(222)

Citibank N.A.	CAD	1,261,821	USD	1,010,418	01/12/2018	31,593	—

Deutsche Bank AG	EUR	95,050	USD	112,675	01/12/2018	1,489	—

Goldman Sachs International	EUR	204,774	USD	242,782	01/12/2018	3,243	—

JPMorgan Chase Bank N.A	EUR	2,027,987	USD	2,405,461	01/12/2018	33,177	—

Merrill Lynch International	CAD	1,261,821	USD	1,010,216	01/12/2018	31,390	—

Morgan Stanley Capital Services, Inc.	EUR	57,661	USD	68,352	01/12/2018	901	—
	EUR	1,104,828	USD	1,305,950	01/19/2018	13,024	—

						13,925	—

Net Unrealized Appreciation/(Depreciation)						$115,380	$(3,037)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$39,653,324	$—	$—	$39,653,324
Convertible Preferred Securities	2,972,556	—	—	2,972,556
Short-Term Investment Securities	—	2,199,000	—	2,199,000

Total Investments at Value	$42,625,880	$2,199,000	$—	$44,824,880

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$115,380	$—	$115,380

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,037	$—	$3,037

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $777,494 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity secutities. There were no additional transfer between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.7%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	37,565	$723,126
Omnicom Group, Inc.	24,711	1,660,332

		2,383,458

Aerospace/Defense — 1.1%
Boeing Co.	7,764	2,002,956
Lockheed Martin Corp.	7,236	2,229,846
Northrop Grumman Corp.	5,192	1,534,392

		5,767,194

Aerospace/Defense-Equipment — 0.9%
L3 Technologies, Inc.	4,645	869,451
United Technologies Corp.	35,049	4,197,468

		5,066,919

Agricultural Chemicals — 0.2%
Monsanto Co.	7,771	941,068

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	11,715	478,792

Airlines — 0.2%
Copa Holdings SA, Class A	3,824	471,079
Delta Air Lines, Inc.	14,585	729,687

		1,200,766

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	23,775	534,937

Appliances — 0.1%
Whirlpool Corp.	4,659	763,750

Applications Software — 0.6%
Intuit, Inc.	2,904	438,562
Microsoft Corp.	36,714	3,053,871

		3,492,433

Athletic Footwear — 0.1%
NIKE, Inc., Class B	11,628	639,424

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	15,938	685,015
Hyundai Motor Co.	4,546	653,283
Hyundai Motor Co. (2nd Preferred)	3,005	303,088
Kia Motors Corp.	17,228	544,358

		2,185,744

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	11,829	502,614
Delphi Automotive PLC	19,130	1,901,140

		2,403,754

Banks-Commercial — 0.2%
Royal Bank of Canada	7,596	593,914
Sumitomo Mitsui Financial Group, Inc.	7,800	309,860

		903,774

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	56,778	2,921,228
State Street Corp.	24,260	2,231,920

		5,153,148

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	21,472	2,937,155
SunTrust Banks, Inc.	9,719	585,181
US Bancorp	71,856	3,907,529
Wells Fargo & Co.	63,699	3,576,062

		11,005,927

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	12,672	517,778
PepsiCo, Inc.	5,315	585,872

		1,103,650

Beverages-Wine/Spirits — 0.4%
Diageo PLC	58,115	1,985,209

Building & Construction Products-Misc. — 0.5%
Owens Corning	32,148	2,658,318

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	93,119	3,854,195

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	183,822	6,623,107

Chemicals-Diversified — 1.2%
Celanese Corp., Series A	8,949	933,470
DowDuPont, Inc.	16,814	1,215,820
PPG Industries, Inc.	35,682	4,147,676

		6,296,966

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd. †	22,924	762,223
Sherwin-Williams Co.	4,465	1,764,345

		2,526,568

Commercial Services-Finance — 0.4%
Equifax, Inc.	9,247	1,003,577
Moody’s Corp.	5,060	720,595
Vantiv, Inc., Class A†	8,023	561,610

		2,285,782

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd. †	12,654	1,489,502

Computer Services — 2.0%
Accenture PLC, Class A	32,264	4,593,103
Amdocs, Ltd.	14,498	943,820
Cognizant Technology Solutions Corp., Class A	4,413	333,932
DXC Technology Co.	39,857	3,647,713
International Business Machines Corp.	7,558	1,164,385

		10,682,953

Computers — 0.5%
Apple, Inc.	9,593	1,621,601
Hewlett Packard Enterprise Co.	80,133	1,115,451

		2,737,052

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,431	611,042

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	8,431	507,293

Cosmetics & Toiletries — 0.4%
Coty, Inc., Class A	54,066	832,616
Procter & Gamble Co.	12,731	1,099,195

		1,931,811

Cruise Lines — 0.3%
Carnival Corp.	20,860	1,384,895

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	11,867	1,100,783
Fiserv, Inc.†	4,013	519,403

		1,620,186

Diagnostic Equipment — 1.9%
Abbott Laboratories	53,627	2,908,192
Danaher Corp.	38,503	3,552,672
Thermo Fisher Scientific, Inc.	19,441	3,768,249

		10,229,113

Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	5,598	198,113
LKQ Corp.†	21,865	824,092

		1,022,205

Diversified Banking Institutions — 5.4%
Bank of America Corp.	172,513	4,725,131
BNP Paribas SA	6,226	486,198
Citigroup, Inc.	75,083	5,518,600
Goldman Sachs Group, Inc.	18,302	4,437,869
JPMorgan Chase & Co.	109,585	11,025,347
Morgan Stanley	44,466	2,223,300
UBS Group AG	50,147	853,502

		29,269,947

Diversified Manufacturing Operations — 1.7%
3M Co.	16,255	3,741,738
Eaton Corp. PLC	28,540	2,283,771
Illinois Tool Works, Inc.	15,780	2,469,886
Ingersoll-Rand PLC	6,839	605,935

		9,101,330

E-Commerce/Services — 0.1%
Priceline Group, Inc.†	407	778,168

Electric-Distribution — 0.3%
PPL Corp.	46,678	1,753,226

Electric-Generation — 0.1%
Engie SA	37,069	626,539

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	12,822	954,085
Duke Energy Corp.	22,202	1,960,659
Exelon Corp.	63,833	2,566,725
Public Service Enterprise Group, Inc.	15,848	779,722
SSE PLC	33,504	614,967
WEC Energy Group, Inc.	8,491	572,208
Xcel Energy, Inc.	9,433	467,122

		7,915,488

Electronic Components-Semiconductors — 0.8%
Broadcom, Ltd.	2,953	779,326
Intel Corp.	21,722	988,134
Texas Instruments, Inc.	26,484	2,560,738

		4,328,198

Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,612	982,998

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,350	238,788

Enterprise Software/Service — 0.3%
CA, Inc.	7,657	247,934
Micro Focus International PLC ADR†	3,148	109,960
Oracle Corp.	19,574	996,316

		1,354,210

Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	8,523	943,070

Finance-Credit Card — 0.6%
American Express Co.	11,915	1,138,121
Discover Financial Services	17,752	1,181,041
Visa, Inc., Class A	6,327	695,843

		3,015,005

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	12,727	570,679

Finance-Other Services — 0.2%
Nasdaq, Inc.	13,695	994,942

Fisheries — 0.2%
Marine Harvest ASA	60,858	1,188,400

Food-Catering — 0.2%
Aramark	18,555	810,668

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,492	370,327

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	40,241	2,933,971

Food-Misc./Diversified — 1.3%
Danone SA	13,587	1,110,093
General Mills, Inc.	47,459	2,464,071
Mondelez International, Inc., Class A	13,831	573,018
Nestle SA	31,096	2,615,100

		6,762,282

Food-Retail — 0.1%
Kroger Co.	34,220	708,354

Gas-Distribution — 0.1%
Sempra Energy	5,765	677,387

Home Decoration Products — 0.2%
Newell Brands, Inc.	23,887	974,112

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,903	585,810

Housewares — 0.1%
Tupperware Brands Corp.	8,672	509,480

Instruments-Controls — 0.9%
Honeywell International, Inc.	33,323	4,803,844

Insurance Brokers — 0.6%
Aon PLC	22,767	3,265,471

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	1,423	88,482
Prudential Financial, Inc.	30,759	3,397,639

		3,486,121

Insurance-Multi-line — 1.9%
Chubb, Ltd.	28,826	4,347,537
MetLife, Inc.	85,456	4,578,733
Zurich Insurance Group AG	4,548	1,388,128

		10,314,398

Insurance-Property/Casualty — 0.8%
Travelers Cos., Inc.	22,856	3,027,277
XL Group, Ltd.	26,750	1,082,573

		4,109,850

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	19,757	3,557,445

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	4,385	2,064,589
Franklin Resources, Inc.	22,344	941,353
T. Rowe Price Group, Inc.	12,213	1,134,588

		4,140,530

Machinery-Electrical — 0.1%
Regal Beloit Corp.	3,690	299,444

Machinery-Farming — 0.1%
Deere & Co.	5,619	746,653

Medical Instruments — 0.7%
Medtronic PLC	48,677	3,919,472

Medical Products — 0.2%
Zimmer Biomet Holdings, Inc.	7,524	915,069

Medical-Biomedical/Gene — 0.1%
Biogen, Inc.†	1,664	518,602

Medical-Drugs — 3.8%
Bayer AG	13,915	1,810,532
Bristol-Myers Squibb Co.	8,848	545,568
Eli Lilly & Co.	29,774	2,439,682
Johnson & Johnson	45,098	6,287,112
Merck & Co., Inc.	51,368	2,829,863
Novartis AG	2,962	244,050
Pfizer, Inc.	177,002	6,205,690
Roche Holding AG	845	195,231

		20,557,728

Medical-HMO — 0.4%
Cigna Corp.	7,433	1,465,936
Humana, Inc.	2,225	568,154

		2,034,090

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	18,485	2,548,712

Metal-Diversified — 0.3%
Rio Tinto PLC	31,668	1,492,494

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,486	165,027

Multimedia — 0.2%
Time Warner, Inc.	6,994	687,440
Twenty-First Century Fox, Inc., Class A	19,565	511,625

		1,199,065

Networking Products — 0.6%
Cisco Systems, Inc.	87,777	2,997,585

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	14,222	702,140
EOG Resources, Inc.	19,728	1,970,235
EQT Corp.	10,075	630,090
Hess Corp.	12,362	545,906
Noble Energy, Inc.	18,824	524,625
Occidental Petroleum Corp.	17,329	1,118,934
Pioneer Natural Resources Co.	3,855	576,978

		6,068,908

Oil Companies-Integrated — 1.4%
BP PLC	245,272	1,662,017
Chevron Corp.	17,399	2,016,370
Eni SpA	52,479	858,267
Exxon Mobil Corp.	27,539	2,295,376
Galp Energia SGPS SA	33,329	619,620

		7,451,650

Oil Refining & Marketing — 0.1%
Phillips 66	8,143	741,664

Oil-Field Services — 0.4%
Schlumberger, Ltd.	36,667	2,346,688

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	7,958	487,746

Pipelines — 0.8%
Enterprise Products Partners LP	76,677	1,878,586
Plains All American Pipeline LP	29,977	598,641
Plains GP Holdings LP, Class A	28,444	580,258
Williams Partners LP	33,635	1,245,840

		4,303,325

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	28,377	629,965

Private Equity — 0.3%
Apollo Global Management LLC, Class A	29,167	921,094
Blackstone Group LP	19,081	635,206

		1,556,300

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	12,308	247,760
Annaly Capital Management, Inc.	35,983	412,365
Medical Properties Trust, Inc.	138,631	1,834,088
Public Storage	1,947	403,516
Simon Property Group, Inc.	4,779	742,322
STAG Industrial, Inc.	11,344	309,691
Starwood Property Trust, Inc.	44,274	952,334
Washington Prime Group, Inc.	68,035	532,714
Welltower, Inc.	6,373	426,736

		5,861,526

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	4,116	532,981
Realogy Holdings Corp.	32,307	1,044,485

		1,577,466

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	11,145	289,658
Ross Stores, Inc.	17,389	1,104,028

		1,393,686

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc.	1,866	152,527

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	28,442	1,592,183

Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	6,321	551,887

Retail-Drug Store — 0.4%
CVS Health Corp.	32,904	2,254,911

Retail-Restaurants — 0.1%
Starbucks Corp.	7,355	403,348

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products, Inc.	14,844	779,904
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	51,164	2,165,772

		2,945,676

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	12,289	1,099,262

Telephone-Integrated — 0.4%
TDC A/S	51,451	304,200
Verizon Communications, Inc.	44,217	2,116,668

		2,420,868

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,381	710,295

Tobacco — 2.2%
Altria Group, Inc.	51,073	3,279,908
Japan Tobacco, Inc.	8,300	273,516
Philip Morris International, Inc.	78,321	8,195,509

		11,748,933

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	8,042	1,299,185

Transport-Rail — 0.9%
Canadian National Railway Co.	7,560	608,504
Union Pacific Corp.	36,911	4,273,925

		4,882,429

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	16,281	1,913,506

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	761	786,143

Total Common Stocks (cost $234,289,087)		316,115,991

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	4,241	241,737
NextEra Energy, Inc. 6.37%	4,902	341,914

		583,651

Medical-Drugs — 0.3%
Allergan PLC 5.50%	2,479	1,595,708

Total Convertible Preferred Securities (cost $2,693,519)		2,179,359

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
BPCE SA 12.50% due 09/30/2019*(1)	593,000	699,372

Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	579,105

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 6.00% due 05/22/2027(1)	306,000	325,125

Total Preferred Securities/Capital Securities (cost $1,477,821)		1,603,602

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.61% (3 ML + 1.25%) due 10/18/2027*(2)(3)	$514,000	513,483
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	638,978
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.83% (1 ML + 1.60%) due 12/28/2040*(3)	338,748	293,323
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(4)(6)	936,324	971,464
Cent CLO LP FRS Series 2014-21A, Class A1BR 2.5% (3 ML + 1.21%) due 07/27/2026*(2)	590,176	590,748
Cent CLO LP FRS Series 2013-17A, Class A1 2.68% (3 ML + 1.30%) due 01/30/2025*(2)	311,211	312,606
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 2.24% (1 ML + 1.00%) due 06/15/2028*(3)	582,744	586,074
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(4)	245,404	252,986
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(4)	607,952	628,540
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	863,036
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	483,432

Dryden Senior Loan Fund FRS Series 2013-26A, Class A 2.46% (3 ML + 1.10%) due 07/15/2025*(2)	608,300	613,153
Dryden Senior Loan Fund FRS Series 2014-34A, Class AR 2.52% (3 ML + 1.16%) due 10/15/2026*(2)	882,000	886,904
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	349,100
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	269,712
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(6)	102,655	104,091
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	904,997
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(4)	431,816	443,409
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 2.52% (3 ML + 1.15%) due 04/25/2025*(2)	554,796	558,206
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	635,131	646,069
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,045,344
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(4)	166,564	171,767
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(4)	324,355	337,387
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(4)	294,880	305,706
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.06% due 11/15/2030*(4)(5)(6)	265,511	3
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 3.15% (3 ML + 1.80%) due 04/18/2025*(2)	905,390	909,810
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(6)	197,489	186,473
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	930,573

Total Asset Backed Securities (cost $15,314,288)		14,797,374

U.S. CORPORATE BONDS & NOTES — 9.1%
Applications Software — 0.2%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	898,000	989,578

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	151,844
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	286,366
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	492,842

		931,052

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	251,000	251,844

Banks-Commercial — 0.0%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	250,295

Banks-Super Regional — 0.1%
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,299

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	446,000	451,725

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,032,107

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	405,121

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	477,655
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	468,000	514,201
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	193,000	190,858
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	79,000	78,431
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	952,674

		2,213,819

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	240,000	253,423
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	483,047

		736,470

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	265,313

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	755,221
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	482,274
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	230,477

		1,467,972

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	135,674

Diagnostic Equipment — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	525,520
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	515,837
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	700,000	695,171

		1,736,528

Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	363,411
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	850,168
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,365,577
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	498,926
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	462,528
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	706,000	722,365
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	642,000	646,993
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	647,000	662,017
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,170,798
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	817,779
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,066,117
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	698,424
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	261,165
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,295,222

		10,881,490

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. FRS Senior Notes 1.97% (3 ML + 0.62%) due 01/09/2020	399,000	402,196

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	854,177

Electric-Integrated — 0.7%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	431,419
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	78,693
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	711,889
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	219,077
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	545,802
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	206,842
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	686,870
Southern Co. Senior Notes 3.25% due 07/01/2026	804,000	799,527

		3,680,119

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	591,779

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	764,509

Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	211,000	211,100
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	535,114

		746,214

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	302,846
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	191,405
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	558,754

		1,053,005

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	150,899

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	540,000	521,780
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	223,000	244,553

		766,333

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	570,000	598,005

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	616,409

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	323,243

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	248,014

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	662,774

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	136,267
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	448,114

		584,381

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	328,329
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	669,000	701,344
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	784,368

		1,814,041

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	324,942
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,239,235
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	200,003

		1,764,180

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	33,432
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	278,936

		312,368

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.88% due 04/23/2045	450,000	526,035

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	427,000	447,334

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	542,425
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	362,903
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	617,973

		1,523,301

Pipelines — 0.6%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	595,722
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	541,378
Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	135,797
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	554,381
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	404,000	418,961
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	729,453

		2,975,692

Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	414,000	413,134

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	943,066

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	359,462

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	685,000	704,474

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	529,323
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	847,000	846,315
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	516,392
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	589,042

		2,481,072

Tobacco — 0.2%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	811,000	996,793

Total U.S. Corporate Bonds & Notes (cost $47,026,281)		49,324,296

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	426,528
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	565,718
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	563,501
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	271,800

ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	750,703

		2,578,250

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	882,051

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	711,795
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*(3)	523,000	551,312
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	552,108

		1,815,215

Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	256,000	262,298

Electric-Distribution — 0.2%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	565,853
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	394,000	394,806

		960,659

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	425,435

Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	674,335

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,105,252

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	930,000	906,653

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	295,107

Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	205,831

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	801,707
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	59,699

		861,406

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	357,000	348,222
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	677,357

		1,025,579

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	517,000	524,155

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	709,426

Total Foreign Corporate Bonds & Notes (cost $12,798,383)		13,231,652

U.S. GOVERNMENT AGENCIES — 10.6%
Federal Home Loan Mtg. Corp. — 3.7%
3.00% due 03/01/2043	361,994	364,450
3.00% due 04/01/2043	830,898	836,698
3.00% due 05/01/2043	725,626	730,892
3.00% due 05/01/2046	378,947	381,006
3.00% due 10/01/2046	674,923	677,674
3.00% due 11/01/2046	897,675	901,335
3.50% due 02/01/2042	380,545	393,852
3.50% due 04/01/2042	240,281	249,487
3.50% due 12/01/2042	592,585	613,483
3.50% due 04/01/2043	169,429	175,403
3.50% due 07/01/2043	30,481	31,489
3.50% due 08/01/2043	382,078	394,648
3.50% due 12/01/2045	458,873	472,046
3.50% due 11/01/2046	279,055	287,066
3.50% due 12/01/2046	1,201,035	1,235,513
3.50% due 01/01/2047	1,038,395	1,068,205
4.00% due 11/01/2040	450,617	474,688
4.00% due 01/01/2041	921,078	970,327
4.00% due 04/01/2044	313,986	329,655
4.50% due 08/01/2018	7,198	7,336

4.50% due 11/01/2018	16,604	16,923
4.50% due 01/01/2019	5,078	5,175
4.50% due 03/01/2019	1,623	1,654
4.50% due 08/01/2019	1,593	1,635
4.50% due 02/01/2020	3,051	3,110
4.50% due 08/01/2024	130,110	137,773
4.50% due 04/01/2035	24,921	26,724
4.50% due 07/01/2039	193,485	207,403
4.50% due 09/01/2039	85,293	91,431
4.50% due 10/01/2039	48,667	52,169
4.50% due 12/01/2039	76,253	81,740
4.50% due 05/01/2042	132,984	142,488
5.00% due 03/01/2018	2,073	2,111
5.00% due 05/01/2018	3,933	4,005
5.00% due 09/01/2018	5,128	5,222
5.00% due 02/01/2019	11,430	11,640
5.00% due 09/01/2033	106,111	115,599
5.00% due 03/01/2034	38,312	41,761
5.00% due 04/01/2034	18,820	20,502
5.00% due 08/01/2035	26,256	28,502
5.00% due 10/01/2035	63,538	69,738
5.00% due 11/01/2035	184,752	201,626
5.00% due 12/01/2036	33,682	36,776
5.00% due 07/01/2039	256,479	280,014
5.50% due 01/01/2019	6,938	6,962
5.50% due 04/01/2019	1,650	1,658
5.50% due 06/01/2019	1,076	1,081
5.50% due 07/01/2019	1,333	1,339
5.50% due 12/01/2033	73,895	84,090
5.50% due 01/01/2034	109,056	121,636
5.50% due 04/01/2034	17,836	19,789
5.50% due 11/01/2034	12,120	13,397
5.50% due 05/01/2035	14,117	15,529
5.50% due 09/01/2035	22,549	25,032
5.50% due 10/01/2035	18,919	21,167
6.00% due 08/01/2019	11,740	11,962
6.00% due 09/01/2019	1,001	1,002
6.00% due 11/01/2019	3,752	3,776
6.00% due 05/01/2021	4,283	4,414
6.00% due 10/01/2021	28,226	29,225
6.00% due 04/01/2034	57,179	64,952
6.00% due 07/01/2034	51,130	57,887
6.00% due 08/01/2034	118,254	134,305
6.00% due 09/01/2034	5,146	5,777
6.00% due 07/01/2035	35,996	40,805
6.00% due 08/01/2035	29,580	33,469
6.00% due 11/01/2035	48,836	55,208
6.00% due 03/01/2036	14,811	16,628
6.00% due 07/01/2036	14,640	16,435
6.00% due 10/01/2036	29,055	32,914
6.00% due 01/01/2037	41,935	47,764
6.00% due 03/01/2037	8,315	9,335
6.00% due 05/01/2037	62,527	71,179
6.00% due 06/01/2037	30,356	34,579
6.50% due 05/01/2034	9,937	11,020
6.50% due 06/01/2034	35,397	39,257
6.50% due 08/01/2034	40,275	44,666
6.50% due 10/01/2034	31,833	36,130
6.50% due 11/01/2034	1,394	1,546
6.50% due 05/01/2037	42,200	48,243
6.50% due 07/01/2037	25,031	27,759
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(4)	222,026	221,768
Series K704, Class A2
2.41% due 08/25/2018(4)	270,219	270,845
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	201,430
Series K026, Class A2
2.51% due 11/25/2022(4)	308,000	310,477
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	321,982
Series K055, Class A2
2.67% due 03/25/2026(4)	232,000	231,148
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	203,192
Series K720, Class A2
2.72% due 06/25/2022(4)	218,832	223,124
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	305,444
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	454,844
Series K702, Class A2
3.15% due 02/25/2018(4)	56,521	56,542
Series K041, Class A2
3.17% due 10/25/2024(4)	267,000	277,283
Series K060, Class A2
3.30% due 10/25/2026(4)	193,000	200,556
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	819,055
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K068, Class XAM 0.46% due 08/25/2027(4)(5)(6)	1,898,000	58,281
Series K727, Class XAM 0.51% due 07/25/2024(4)(5)(6)	2,786,000	90,406
Series K068, Class X1 0.57% due 08/25/2027(4)(5)(6)	1,339,393	49,045
Series K067, Class X1 0.58% due 07/25/2027(4)(5)(6)	2,378,556	114,187
Series K727, Class X1 0.62% due 07/25/2024(4)(5)(6)	1,026,778	35,564
Series K066, Class XAM 0.63% due 06/25/2027(4)(5)(6)	2,696,000	147,533
Series K066, Class X1 0.75% due 06/25/2027(4)(5)(6)	919,771	55,723
Series K726, Class X1 0.88% due 07/25/2049(4)(5)(6)	1,232,951	57,959
Series K033, Class A2 3.06% due 07/25/2023(4)(6)	135,000	139,516
Series K728, Class A2
3.06% due 08/25/2024(4)(6)(7)	156,000	160,677
Series K064, Class A2 3.22% due 03/25/2027(4)(6)	191,000	197,024
Series K030, Class A2 3.25% due 04/25/2023(4)(6)	507,000	528,997
Series K029, Class A2 3.32% due 02/25/2023(4)(6)	143,000	149,645
Series K035, Class A2
3.46% due 08/25/2023(4)(6)	523,000	551,485

		19,806,623

Federal National Mtg. Assoc. — 6.0%
2.28% due 11/01/2026	98,418	94,757
2.41% due 05/01/2023	101,289	101,700
2.55% due 05/01/2023	92,793	93,805
2.58% due 09/25/2018(4)	213,734	213,712
2.59% due 05/01/2023	95,094	96,316
2.70% due 07/01/2025	75,000	74,651
3.00% due 12/01/2031	881,518	905,165
3.00% due 09/01/2046	140,041	140,560
3.00% due 10/01/2046	546,953	548,989
3.00% due 11/01/2046	683,580	686,122
3.50% due 11/01/2041	33,095	34,257
3.50% due 01/01/2042	440,963	456,742
3.50% due 01/01/2043	155,510	160,453
3.50% due 04/01/2043	517,073	533,226
3.50% due 05/01/2043	715,091	737,067
3.50% due 07/01/2043	809,291	833,819
3.50% due 08/01/2043	263,984	272,289
3.50% due 09/01/2043	1,068,304	1,100,555
3.50% due 02/01/2045	770,144	797,019
3.50% due 09/01/2045	923,525	950,033
3.50% due 10/01/2045	619,858	640,734
3.50% due 01/01/2046	194,151	200,872
3.50% due 05/01/2046	290,268	299,482
3.50% due 07/01/2046	799,504	825,713
3.50% due 10/01/2046	254,850	262,165
3.50% due 12/01/2046	653,133	671,879
3.50% due 01/01/2047	100,709	103,599
3.50% due November 30 TBA	449,000	461,576
3.75% due 07/01/2018	51,182	51,701
3.80% due 02/01/2018	80,738	80,653
4.00% due 09/01/2040	790,762	833,787
4.00% due 11/01/2040	183,125	193,056
4.00% due 12/01/2040	255,570	269,475
4.00% due 12/01/2040	185,368	195,374
4.00% due 02/01/2041	492,109	518,903
4.00% due 06/01/2041	499,387	526,235
4.00% due 11/01/2041	171,252	180,491
4.00% due 01/01/2042	1,106,694	1,166,438
4.00% due 04/01/2042	152,074	160,265
4.00% due 10/01/2042	130,489	137,531
4.00% due 12/01/2042	150,507	158,580
4.00% due 01/01/2043	231,593	244,549
4.00% due 04/01/2043	37,185	39,192
4.00% due 05/01/2043	471,539	498,292
4.00% due 06/01/2043	214,413	225,960
4.00% due 07/01/2043	210,282	221,169
4.00% due 01/01/2044	90,670	96,125
4.00% due 04/01/2044	99,047	104,355
4.00% due 05/01/2044	363,891	383,236
4.00% due 11/01/2044	186,156	195,543

4.00% due 02/01/2045	283,304	300,851
4.00% due 06/01/2047	741,511	779,242
4.00% due 07/01/2047	1,097,884	1,154,060
4.00% due November 30 TBA	1,547,400	1,624,166
4.50% due 04/01/2018	1,676	1,705
4.50% due 06/01/2018	4,343	4,417
4.50% due 07/01/2018	1,393	1,417
4.50% due 03/01/2019	6,302	6,409
4.50% due 04/01/2020	17,827	18,161
4.50% due 07/01/2020	5,089	5,195
4.50% due 08/01/2033	112,894	121,091
4.50% due 03/01/2034	340,136	365,305
4.50% due 01/01/2040	106,428	114,438
4.50% due 02/01/2041	207,000	223,541
4.50% due 04/01/2041	301,282	325,249
4.50% due 01/01/2043	225,265	242,588
4.50% due 04/01/2044	1,307,023	1,407,350
4.50% due 06/01/2044	147,227	158,517
4.60% due 09/01/2019	78,182	81,524
5.00% due 02/01/2018	3,392	3,446
5.00% due 12/01/2018	14,701	14,938
5.00% due 07/01/2019	8,217	8,350
5.00% due 11/01/2019	14,434	14,668
5.00% due 03/01/2020	8,354	8,489
5.00% due 07/01/2020	7,359	7,478
5.00% due 08/01/2020	7,844	8,062
5.00% due 12/01/2020	19,779	20,231
5.00% due 03/01/2026	52,241	59,222
5.00% due 11/01/2033	57,904	63,489
5.00% due 03/01/2034	45,652	49,921
5.00% due 05/01/2034	18,559	20,350
5.00% due 08/01/2034	18,708	20,517
5.00% due 09/01/2034	51,471	56,436
5.00% due 06/01/2035	76,088	82,976
5.00% due 07/01/2035	167,723	183,816
5.00% due 08/01/2035	37,876	41,563
5.00% due 09/01/2035	27,847	30,540
5.00% due 10/01/2035	141,906	155,623
5.00% due 10/01/2039	62,641	68,473
5.00% due 11/01/2039	84,743	93,255
5.00% due 11/01/2040	56,727	62,379
5.00% due 01/01/2041	11,765	12,768
5.00% due 03/01/2041	36,988	40,524
5.37% due 05/01/2018	481,948	482,733
5.50% due 11/01/2017	9	9
5.50% due 01/01/2018	347	347
5.50% due 02/01/2018	506	506
5.50% due 07/01/2019	21,085	21,420
5.50% due 08/01/2019	3,980	4,038
5.50% due 09/01/2019	21,413	21,835
5.50% due 01/01/2021	21,072	21,638
5.50% due 03/01/2021	7,517	7,752
5.50% due 05/01/2022	12,043	12,568
5.50% due 02/01/2033	46,612	51,883
5.50% due 06/01/2033	70,287	78,620
5.50% due 07/01/2033	233,880	261,061
5.50% due 11/01/2033	77,151	86,156
5.50% due 12/01/2033	7,993	8,810
5.50% due 01/01/2034	63,503	70,458
5.50% due 02/01/2034	119,409	133,106
5.50% due 03/01/2034	22,721	25,575
5.50% due 04/01/2034	29,522	32,616
5.50% due 05/01/2034	156,432	175,321
5.50% due 06/01/2034	12,337	13,747
5.50% due 07/01/2034	166,730	185,950
5.50% due 09/01/2034	211,799	235,605
5.50% due 10/01/2034	311,403	346,880
5.50% due 11/01/2034	339,100	378,573
5.50% due 12/01/2034	139,063	155,229
5.50% due 01/01/2035	259,314	289,568
5.50% due 04/01/2035	34,027	37,978
5.50% due 09/01/2035	122,270	136,984
5.50% due 06/01/2036	63,550	70,043
5.50% due 03/01/2037	31,256	34,557
6.00% due 03/01/2018	102	102
6.00% due 11/01/2018	2,227	2,247
6.00% due 01/01/2021	14,891	15,330
6.00% due 05/01/2021	5,554	5,755
6.00% due 07/01/2021	30,466	31,651
6.00% due 04/01/2034	78,869	89,890
6.00% due 05/01/2034	73,397	82,279
6.00% due 06/01/2034	211,209	240,831
6.00% due 07/01/2034	101,859	115,767
6.00% due 08/01/2034	43,928	49,389
6.00% due 10/01/2034	123,046	139,678
6.00% due 11/01/2034	14,712	16,498
6.00% due 12/01/2034	4,286	4,804
6.00% due 08/01/2035	27,930	31,554
6.00% due 09/01/2035	47,325	53,321
6.00% due 10/01/2035	39,923	44,916
6.00% due 11/01/2035	7,820	8,766
6.00% due 12/01/2035	105,258	119,566
6.00% due 02/01/2036	77,538	86,968
6.00% due 03/01/2036	11,040	12,545
6.00% due 04/01/2036	27,112	30,868
6.00% due 06/01/2036	6,982	7,889
6.00% due 12/01/2036	18,340	20,779
6.00% due 07/01/2037	34,895	39,324
6.50% due 06/01/2031	25,123	28,444
6.50% due 07/01/2031	731	810
6.50% due 09/01/2031	21,329	23,641
6.50% due 02/01/2032	14,151	15,685
6.50% due 07/01/2032	73,525	83,800
6.50% due 08/01/2032	47,080	53,844
6.50% due 01/01/2033	34,909	39,489
6.50% due 04/01/2034	11,534	13,147
6.50% due 06/01/2034	13,093	14,512
6.50% due 08/01/2034	25,964	28,778
6.50% due 05/01/2036	36,765	41,065
6.50% due 01/01/2037	11,338	12,567
6.50% due 02/01/2037	54,923	60,882
6.50% due 05/01/2037	48,307	54,979
6.50% due 07/01/2037	30,606	33,982

Federal National Mtg. Assoc. VRS Series 2017-M4, Class A2 2.60% due 12/25/2026(4)(6)	316,000	310,504

		32,289,319

Government National Mtg. Assoc. — 0.8%
3.50% due 12/15/2041	220,741	229,899
3.50% due 02/15/2042	84,428	88,184
3.50% due 06/20/2043	463,867	483,811
3.50% due 07/20/2043	597,900	623,607
4.00% due 01/20/2041	565,934	598,987
4.00% due 02/20/2041	141,192	149,256
4.00% due 04/20/2041	107,419	113,559
4.00% due 02/20/2042	151,668	160,318
4.50% due 07/20/2033	9,636	10,308
4.50% due 09/20/2033	67,622	72,321
4.50% due 12/20/2034	27,138	28,992
4.50% due 11/15/2039	166,998	178,274
4.50% due 03/15/2040	184,423	200,390
4.50% due 04/15/2040	208,054	222,100
4.50% due 06/15/2040	82,956	89,292
4.50% due 01/20/2041	136,179	146,423
5.00% due 07/20/2033	14,642	16,022
5.00% due 06/15/2034	69,541	76,030
5.00% due 10/15/2034	30,106	32,912
5.50% due 11/15/2032	98,439	109,550
5.50% due 05/15/2033	268,744	301,403
5.50% due 12/15/2033	76,959	86,240
5.50% due 10/15/2035	2,038	2,257
6.00% due 09/15/2032	61,723	70,109
6.00% due 04/15/2033	96,454	109,521
6.00% due 02/15/2034	97,781	110,931
6.00% due 07/15/2034	41,905	47,741
6.00% due 09/15/2034	23,531	26,455
6.00% due 01/20/2035	19,559	22,416
6.00% due 02/20/2035	27,293	31,880
6.00% due 04/20/2035	16,022	18,234
6.00% due 01/15/2038	104,618	119,391
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(4)(5)(6)	1,522,905	95,410

		4,672,223

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	12,211	12,631
Series 2004-20D, Class 1 4.77% due 04/01/2024	40,943	42,794
Series 2005-20C, Class 1 4.95% due 03/01/2025	97,322	102,316
Series 2004-20I, Class 1 4.99% due 09/01/2024	63,946	67,110
Series 2004-20E, Class 1 5.18% due 05/01/2024	69,929	73,475
Series 2004-20F, Class 1 5.52% due 06/01/2024	74,621	78,802

		377,128

Financing Corp. — 0.0% 9.65% due 11/02/2018	235,000	254,029

Total U.S. Government Agencies (cost $56,484,432)		57,399,322

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 3.1%
2.50% due 02/15/2045	4,616,000	4,293,962
2.88% due 05/15/2043	4,855,200	4,881,183
3.50% due 02/15/2039	1,489,000	1,676,579
4.50% due 08/15/2039	3,761,400	4,848,533
5.00% due 05/15/2037	16,000	21,777
5.25% due 02/15/2029	1,000	1,282
6.00% due 02/15/2026	170,000	217,859
6.25% due 08/15/2023	128,000	156,975
6.75% due 08/15/2026	377,000	510,688
8.00% due 11/15/2021	318,000	393,761

		17,002,599

United States Treasury Notes — 10.8%
1.00% due 06/30/2019	15,859,000	15,714,039
1.38% due 09/30/2019	7,193,800	7,165,137
1.38% due 02/29/2020	497,000	493,758
1.75% due 11/30/2021	11,215,000	11,145,344
2.00% due 11/15/2026	1,150,000	1,116,848
2.50% due 08/15/2023	8,400,000	8,579,813
3.13% due 05/15/2019	3,511,000	3,595,072
3.13% due 05/15/2021	7,914,000	8,266,420
3.50% due 05/15/2020	1,809,000	1,891,182

		57,967,613

Total U.S. Government Treasuries (cost $73,991,234)		74,970,212

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	1,026,925

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
United Mexican States Senior Bonds 4.75% due 03/08/2044 (cost $837,815)	849,000	846,453

Total Long-Term Investment Securities (cost $445,615,477)		531,495,186

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $7,888,000)	7,888,000	7,888,000

TOTAL INVESTMENTS (cost $453,503,477)	100.1%	539,383,186
Liabilities in excess of other assets	(0.1)	(546,048)

NET ASSETS	100.0%	538,837,138

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $19,363,651 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $2,510,045 representing 0.5% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security classified as Level 3 (see Note 1)
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC	— Unlimited Liability Corp.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$316,115,991	$—	$—	$316,115,991
Convertible Preferred Securities	2,179,359	—	—	2,179,359
Preferred Securities/Capital Securities	—	1,603,602	—	1,603,602
Asset Backed Securities	—	14,797,374	—	14,797,374
U.S. Corporate Bonds & Notes	—	49,324,296	—	49,324,296
Foreign Corporate Bonds & Notes	—	13,231,652	—	13,231,652
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	19,645,946	160,677	19,806,623
Other U.S. Government Agencies	—	37,592,699	—	37,592,699
U.S. Government Treasuries	—	74,970,212	—	74,970,212
Municipal Bonds & Notes	—	1,026,925	—	1,026,925
Foreign Government Obligations	—	846,453	—	846,453
Short-Term Investment Securities	—	7,888,000	—	7,888,000

Total Investments at Value	$318,295,350	$220,927,159	$160,677	$539,383,186

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.0%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	2,399	$227,545
Teledyne Technologies, Inc.†	3,214	546,252

		773,797

Aerospace/Defense-Equipment — 0.9%
Curtiss-Wright Corp.	4,015	474,774
KLX, Inc.†	4,678	256,635
Orbital ATK, Inc.	5,240	696,553

		1,427,962

Airlines — 0.4%
JetBlue Airways Corp.†	29,916	572,891

Apparel Manufacturers — 0.3%
Carter’s, Inc.	4,351	420,872

Applications Software — 0.9%
CDK Global, Inc.	11,980	761,449
PTC, Inc.†	10,515	698,722

		1,460,171

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	3,402	176,292

Auto/Truck Parts & Equipment-Original — 0.3%
Dana, Inc.	13,160	401,248

Banks-Commercial — 8.1%
Associated Banc-Corp.	13,766	348,280
BancorpSouth, Inc.	7,700	243,320
Bank of Hawaii Corp.	3,879	316,565
Bank of the Ozarks	11,045	514,918
Cathay General Bancorp, Class B	6,907	288,713
Chemical Financial Corp.	6,471	340,957
Commerce Bancshares, Inc.	8,134	473,073
Cullen/Frost Bankers, Inc.	5,317	523,725
East West Bancorp, Inc.	13,142	786,417
First Horizon National Corp.	21,298	399,763
FNB Corp.	29,400	396,606
Fulton Financial Corp.	15,913	289,617
Hancock Holding Co.	7,709	375,814
Home BancShares, Inc.	14,375	323,150
International Bancshares Corp.	4,927	200,036
MB Financial, Inc.	7,626	350,338
PacWest Bancorp	10,920	527,654
Pinnacle Financial Partners, Inc.	6,709	444,136
Prosperity Bancshares, Inc.	6,320	415,730
Signature Bank†	5,000	650,050
SVB Financial Group†	4,793	1,051,009
Synovus Financial Corp.	11,052	517,786
TCF Financial Corp.	15,611	284,432
Texas Capital Bancshares, Inc.†	4,511	388,172
Trustmark Corp.	6,161	202,943
UMB Financial Corp.	4,003	294,341
Umpqua Holdings Corp.	20,030	409,814
United Bankshares, Inc.	9,547	343,215
Valley National Bancorp	24,011	276,127
Webster Financial Corp.	8,375	460,541
Wintrust Financial Corp.	5,077	412,709

		12,849,951

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	5,624	241,776
EnerSys	3,948	273,873

		515,649

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	811	144,399

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.†	13,171	357,988

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	3,453	659,972

Building Products-Cement — 0.3%
Eagle Materials, Inc.	4,412	465,775

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	8,885	317,194

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	2,827	248,295
Granite Construction, Inc.	3,624	230,813

		479,108

Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,725	383,115

Building-Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	4,448	605,907

Building-Residential/Commercial — 1.5%
CalAtlantic Group, Inc.	6,917	341,285
KB Home	7,580	207,919
NVR, Inc.†	312	1,023,787
Toll Brothers, Inc.	13,837	637,056
TRI Pointe Group, Inc.†	13,765	243,503

		2,453,550

Cable/Satellite TV — 0.2%
Cable One, Inc.	426	302,379

Chemicals-Diversified — 0.3%
Olin Corp.	15,123	552,443

Chemicals-Plastics — 0.2%
PolyOne Corp.	7,439	342,715

Chemicals-Specialty — 2.1%
Ashland Global Holdings, Inc.	5,676	385,854
Cabot Corp.	5,660	345,034
Chemours Co.	16,809	951,557
Minerals Technologies, Inc.	3,192	229,505
NewMarket Corp.	841	336,728
Sensient Technologies Corp.	3,990	303,439
Valvoline, Inc.	18,430	442,689
Versum Materials, Inc.	9,896	416,424

		3,411,230

Coal — 0.2%
CONSOL Energy, Inc.†	18,832	303,760

Coatings/Paint — 0.4%
RPM International, Inc.	12,146	647,746

Commercial Services — 0.6%
CoreLogic, Inc.†	7,699	361,083
Live Nation Entertainment, Inc.†	12,187	533,547

		894,630

Commercial Services-Finance — 0.9%
MarketAxess Holdings, Inc.	3,418	594,732
Sabre Corp.	18,971	371,073
WEX, Inc.†	3,629	448,508

		1,414,313

Computer Data Security — 0.3%
Fortinet, Inc.†	13,748	541,809

Computer Services — 1.5%
Convergys Corp.	8,485	218,319
DST Systems, Inc.	5,503	322,586
Leidos Holdings, Inc.	12,929	808,321
MAXIMUS, Inc.	5,900	391,937
Science Applications International Corp.	3,976	291,600
Teradata Corp.†	11,461	383,370

		2,416,133

Computer Software — 0.5%
Blackbaud, Inc.	4,372	442,884
j2 Global, Inc.	4,397	325,993

		768,877

Computers-Integrated Systems — 0.6%
Diebold Nixdorf, Inc.	6,868	132,552
NCR Corp.†	11,052	354,659
NetScout Systems, Inc.†	8,144	231,290
VeriFone Systems, Inc.†	10,173	194,101

		912,602

Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	37,633	438,424

Computers-Other — 0.1%
3D Systems Corp.†	10,352	128,158

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	2,477	230,113

Containers-Metal/Glass — 0.4%
Greif, Inc., Class A	2,350	130,496
Owens-Illinois, Inc.†	14,815	353,930
Silgan Holdings, Inc.	6,723	196,648

		681,074

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	8,260	371,865
Sonoco Products Co.	9,041	468,234

		840,099

Cosmetics & Toiletries — 0.3%
Avon Products, Inc.†	40,017	91,239
Edgewell Personal Care Co.†	5,182	336,467

		427,706

Data Processing/Management — 1.8%
Acxiom Corp.†	7,244	182,259
Broadridge Financial Solutions, Inc.	10,595	910,322
CommVault Systems, Inc.†	3,850	200,393
Dun & Bradstreet Corp.	3,362	392,782
Fair Isaac Corp.	2,786	404,416
Jack Henry & Associates, Inc.	7,043	775,646

		2,865,818

Decision Support Software — 0.6%
MSCI, Inc.	8,192	961,413

Disposable Medical Products — 0.5%
STERIS PLC	7,725	720,974

Distribution/Wholesale — 0.6%
Pool Corp.	3,750	452,925
Watsco, Inc.	2,764	460,399

		913,324

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	5,746	631,083
Crane Co.	4,608	383,017
ITT, Inc.	8,004	373,306
Trinity Industries, Inc.	13,765	447,638

		1,835,044

Drug Delivery Systems — 0.3%
Catalent, Inc.†	11,948	508,865

E-Commerce/Services — 0.1%
Cars.com, Inc.†	6,510	155,068

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	2,066	431,794

Electric-Integrated — 2.6%
Black Hills Corp.	4,864	317,425
Great Plains Energy, Inc.	19,616	643,993
Hawaiian Electric Industries, Inc.	9,895	360,772
IDACORP, Inc.	4,583	421,773
MDU Resources Group, Inc.	17,765	485,873
NorthWestern Corp.	4,408	261,306
OGE Energy Corp.	18,165	669,199
PNM Resources, Inc.	7,245	314,433
Westar Energy, Inc.	12,921	691,015

		4,165,789

Electronic Components-Misc. — 0.9%
Gentex Corp.	25,973	504,136
Jabil, Inc.	16,303	461,049
Knowles Corp.†	8,133	134,682
Vishay Intertechnology, Inc.	12,200	271,450

		1,371,317

Electronic Components-Semiconductors — 1.4%
IPG Photonics Corp.†	3,427	729,643
Microsemi Corp.†	10,504	560,598
Monolithic Power Systems, Inc.	3,464	421,465
Silicon Laboratories, Inc.†	3,870	367,263
Synaptics, Inc.†	3,065	113,773

		2,192,742

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	16,861	753,181
National Instruments Corp.	9,733	437,985
Trimble, Inc.†	23,026	941,303

		2,132,469

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	8,028	671,061
Avnet, Inc.	11,194	445,521
SYNNEX Corp.	2,652	357,702
Tech Data Corp.†	3,155	292,689

		1,766,973

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	7,408	406,107

Engineering/R&D Services — 0.7%
AECOM†	14,254	499,745
EMCOR Group, Inc.	5,383	433,386
KBR, Inc.	12,724	249,772

		1,182,903

Enterprise Software/Service — 0.8%
Manhattan Associates, Inc.†	6,269	262,420
Tyler Technologies, Inc.†	3,155	559,350
Ultimate Software Group, Inc.†	2,577	522,075

		1,343,845

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	9,690	1,072,198

Environmental Monitoring & Detection — 0.2%
MSA Safety, Inc.	3,092	245,814

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	11,923	562,885

Finance-Consumer Loans — 0.3%
SLM Corp.†	39,253	415,689

Finance-Investment Banker/Broker — 0.2%
Stifel Financial Corp.	6,214	329,528

Finance-Other Services — 0.5%
SEI Investments Co.	11,937	770,056

Food-Baking — 0.2%
Flowers Foods, Inc.	16,757	318,886

Food-Canned — 0.2%
TreeHouse Foods, Inc.†	5,202	345,309

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,742	62,015

Food-Dairy Products — 0.1%
Dean Foods Co.	8,269	80,623

Food-Flour & Grain — 0.3%
Post Holdings, Inc.†	6,018	499,073

Food-Misc./Diversified — 1.5%
Hain Celestial Group, Inc.†	9,432	339,740
Ingredion, Inc.	6,519	817,157
Lamb Weston Holdings, Inc.	13,296	677,963
Lancaster Colony Corp.	1,773	222,015
Snyder’s-Lance, Inc.	7,735	291,068

		2,347,943

Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	11,469	212,062

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	4,603	178,458

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	2,910	198,578
Skechers U.S.A., Inc., Class A†	12,178	388,722

		587,300

Funeral Services & Related Items — 0.4%
Service Corp. International	17,030	603,884

Garden Products — 0.6%
Scotts Miracle-Gro Co., Class A	3,719	370,487
Toro Co.	9,816	616,935

		987,422

Gas-Distribution — 2.5%
Atmos Energy Corp.	9,648	841,691
National Fuel Gas Co.	7,778	451,513
New Jersey Resources Corp.	7,871	349,866
ONE Gas, Inc.	4,754	365,963
Southwest Gas Holdings, Inc.	4,328	356,584
UGI Corp.	15,770	754,752
Vectren Corp.	7,547	514,253
WGL Holdings, Inc.	4,659	399,276

		4,033,898

Gold Mining — 0.3%
Royal Gold, Inc.	5,943	499,866

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	4,731	253,156

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	4,173	272,789

Hotels/Motels — 0.2%
ILG, Inc.	9,657	286,523

Housewares — 0.2%
Tupperware Brands Corp.	4,627	271,836

Human Resources — 0.5%
ManpowerGroup, Inc.	6,070	748,310

Industrial Automated/Robotic — 1.0%
Cognex Corp.	7,874	969,683
Nordson Corp.	4,618	585,054

		1,554,737

Instruments-Controls — 0.2%
Woodward, Inc.	5,019	388,119

Insurance Brokers — 0.3%
Brown & Brown, Inc.	10,555	526,061

Insurance-Life/Health — 0.5%
CNO Financial Group, Inc.	15,374	368,515
Primerica, Inc.	4,083	361,345

		729,860

Insurance-Multi-line — 1.0%
American Financial Group, Inc.	6,245	658,785
Genworth Financial, Inc., Class A†	45,401	150,277
Kemper Corp.	4,434	284,219
Old Republic International Corp.	22,305	452,569

		1,545,850

Insurance-Property/Casualty — 1.6%
Alleghany Corp.†	1,404	794,973
First American Financial Corp.	10,071	548,064
Hanover Insurance Group, Inc.	3,855	379,255
Mercury General Corp.	3,320	185,820
WR Berkley Corp.	8,714	597,606

		2,505,718

Insurance-Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	5,444	233,548
Reinsurance Group of America, Inc.	5,866	876,263
RenaissanceRe Holdings, Ltd.	3,664	506,951

		1,616,762

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	10,459	527,866
Federated Investors, Inc., Class B	8,673	269,470
Janus Henderson Group PLC	16,406	570,109
Legg Mason, Inc.	7,918	302,309

		1,669,754

Lasers-System/Components — 0.4%
Coherent, Inc.†	2,241	588,733

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	7,338	320,304
Lincoln Electric Holdings, Inc.	5,635	516,560

		836,864

Machinery-Construction & Mining — 0.6%
Oshkosh Corp.	6,807	623,249
Terex Corp.	7,725	363,925

		987,174

Machinery-Electrical — 0.2%
Regal Beloit Corp.	4,056	329,144

Machinery-Farming — 0.3%
AGCO Corp.	5,998	411,283

Machinery-General Industrial — 1.3%
IDEX Corp.	6,951	891,188
Wabtec Corp.	7,770	594,405
Zebra Technologies Corp., Class A†	4,831	560,347

		2,045,940

Machinery-Pumps — 0.4%
Graco, Inc.	5,094	671,338

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	16,428	221,449
Medidata Solutions, Inc.†	5,321	400,299

		621,748

Medical Instruments — 1.3%
Bio-Techne Corp.	3,395	444,813
Halyard Health, Inc.†	4,257	179,432
LivaNova PLC†	3,944	291,462
NuVasive, Inc.†	4,621	262,149
Teleflex, Inc.	4,096	970,670

		2,148,526

Medical Products — 1.3%
ABIOMED, Inc.†	3,811	735,218
Globus Medical, Inc., Class A†	6,568	209,322
Hill-Rom Holdings, Inc.	5,993	483,695
West Pharmaceutical Services, Inc.	6,731	682,524

		2,110,759

Medical-Biomedical/Gene — 1.2%
Bio-Rad Laboratories, Inc., Class A†	1,829	401,996
Bioverativ, Inc.†	9,838	555,847
Charles River Laboratories International, Inc.†	4,329	503,419
United Therapeutics Corp.†	3,952	468,668

		1,929,930

Medical-Drugs — 0.6%
Akorn, Inc.†	8,522	277,562
Endo International PLC†	18,279	116,620
Mallinckrodt PLC†	8,839	279,931
Prestige Brands Holdings, Inc.†	4,821	226,105

		900,218

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	4,000	271,320
WellCare Health Plans, Inc.†	4,048	800,451

		1,071,771

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	7,430	233,005
LifePoint Health, Inc.†	3,649	175,699
Tenet Healthcare Corp.†	7,337	104,772

		513,476

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	5,569	136,830

Metal Processors & Fabrication — 0.2%
Timken Co.	6,230	293,744

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	4,071	185,230

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	5,705	496,734

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	4,527	287,962

Multimedia — 0.4%
FactSet Research Systems, Inc.	3,568	677,456

Networking Products — 0.4%
LogMeIn, Inc.	4,792	580,072

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	16,980	233,305

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	5,439	182,751
HNI Corp.	4,010	137,222

		319,973

Oil & Gas Drilling — 0.9%
Diamond Offshore Drilling, Inc.†	5,867	98,155
Ensco PLC, Class A	39,363	212,167
Nabors Industries, Ltd.	25,996	146,357
Patterson-UTI Energy, Inc.	19,405	383,831
Rowan Cos. PLC, Class A†	10,334	148,086
Transocean, Ltd.	35,581	373,601

		1,362,197

Oil Companies-Exploration & Production — 1.4%
Callon Petroleum Co.†	18,287	202,803
Energen Corp.†	8,841	457,080
Gulfport Energy Corp.†	14,968	205,062
Matador Resources Co.†	8,759	232,551
QEP Resources, Inc.†	21,876	195,790
SM Energy Co.	9,310	198,582
Southwestern Energy Co.†	46,313	257,037
WPX Energy, Inc.†	36,188	408,201

		2,157,106

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	14,755	394,696

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,442	144,908

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	16,125	595,819
Murphy USA, Inc.†	3,050	226,798
PBF Energy, Inc., Class A	9,977	289,033

		1,111,650

Oil-Field Services — 0.5%
Core Laboratories NV	4,012	400,799
NOW, Inc.†	9,793	122,608
Oceaneering International, Inc.	8,938	180,726
Superior Energy Services, Inc.†	13,901	122,607

		826,740

Paper & Related Products — 0.2%
Domtar Corp.	5,693	269,393

Patient Monitoring Equipment — 0.2%
Masimo Corp.†	4,347	381,493

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp.	8,980	414,337

Physicians Practice Management — 0.2%
MEDNAX, Inc.†	8,511	372,697

Poultry — 0.2%
Sanderson Farms, Inc.	1,821	272,367

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	4,975	625,954

Printing-Commercial — 0.2%
Deluxe Corp.	4,398	306,321

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,053	221,496

Publishing-Newspapers — 0.1%
New York Times Co., Class A	11,434	218,389

Publishing-Periodicals — 0.1%
Meredith Corp.	3,590	190,270

Quarrying — 0.1%
Compass Minerals International, Inc.	3,077	201,851

Racetracks — 0.2%
Churchill Downs, Inc.	1,178	245,672
International Speedway Corp., Class A	2,272	88,267

		333,939

Real Estate Investment Trusts — 8.6%
American Campus Communities, Inc.	12,409	515,966
Camden Property Trust	8,405	766,872
CoreCivic, Inc.	10,750	265,095
CoreSite Realty Corp.	3,110	344,432
Corporate Office Properties Trust	9,047	288,871
Cousins Properties, Inc.	38,202	344,582
CyrusOne, Inc.	8,304	509,783
DCT Industrial Trust, Inc.	8,466	491,197
Douglas Emmett, Inc.	13,926	554,116
Education Realty Trust, Inc.	6,658	232,364
EPR Properties	5,829	403,250
First Industrial Realty Trust, Inc.	10,901	336,623
GEO Group, Inc.	11,282	292,768
Healthcare Realty Trust, Inc.	11,260	363,022
Highwoods Properties, Inc.	9,390	479,359
Hospitality Properties Trust	14,941	427,014
JBG SMITH Properties†	8,493	265,067
Kilroy Realty Corp.	8,947	637,295
Lamar Advertising Co., Class A	7,606	535,767
LaSalle Hotel Properties	10,298	290,507
Liberty Property Trust	13,399	574,549
Life Storage, Inc.	4,236	342,354
Mack-Cali Realty Corp.	8,172	186,076
Medical Properties Trust, Inc.	33,116	438,125
National Retail Properties, Inc.	13,574	545,403
Omega Healthcare Investors, Inc.	17,941	517,777
Potlatch Corp.	3,694	191,349
Quality Care Properties, Inc.†	8,533	135,077
Rayonier, Inc.	11,724	351,486
Sabra Health Care REIT, Inc.	15,994	318,600
Senior Housing Properties Trust	21,607	397,569
Tanger Factory Outlet Centers, Inc.	8,637	196,492
Taubman Centers, Inc.	5,522	260,749
Uniti Group, Inc.†	15,001	262,517
Urban Edge Properties	9,628	225,873
Washington Prime Group, Inc.	16,896	132,296
Weingarten Realty Investors	10,863	330,778

		13,751,020

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	4,124	534,017

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	4,203	190,144

Recreational Vehicles — 0.6%
Brunswick Corp.	8,070	408,745
Polaris Industries, Inc.	5,292	626,732

		1,035,477

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	5,661	208,325
Avis Budget Group, Inc.†	6,616	272,910

		481,235

Research & Development — 0.2%
INC Research Holdings, Inc., Class A†	5,112	292,151

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.	7,238	454,474

Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	15,299	199,193
Urban Outfitters, Inc.†	7,392	181,252

		380,445

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	10,042	195,016

Retail-Automobile — 0.6%
AutoNation, Inc.†	5,938	281,461
Copart, Inc.†	18,227	661,458

		942,919

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.	13,109	260,869

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	4,103	340,139

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	9,211	172,154

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	3,478	398,474

Retail-Discount — 0.2%
Big Lots, Inc.	4,022	206,369
HSN, Inc.	2,907	109,594

		315,963

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	7,250	374,100

Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	11,949	206,837

Retail-Office Supplies — 0.1%
Office Depot, Inc.	47,153	146,174

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,230	173,194

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,911	97,079

Retail-Restaurants — 1.9%
Brinker International, Inc.	4,450	136,704
Buffalo Wild Wings, Inc.†	1,410	166,662
Cheesecake Factory, Inc.	3,977	177,931
Cracker Barrel Old Country Store, Inc.	2,186	341,300
Domino’s Pizza, Inc.	4,390	803,370
Dunkin’ Brands Group, Inc.	8,208	484,847
Jack in the Box, Inc.	2,677	277,096
Papa John’s International, Inc.	2,418	164,545
Texas Roadhouse, Inc.	5,944	297,259
Wendy’s Co.	16,608	252,608

		3,102,322

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	7,700	188,419

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,747	155,702

Savings & Loans/Thrifts — 0.8%
New York Community Bancorp, Inc.	44,484	558,719
Sterling Bancorp	20,429	511,746
Washington Federal, Inc.	8,072	280,906

		1,351,371

Schools — 0.3%
Adtalem Global Education, Inc.	5,647	208,657
Graham Holdings Co., Class B	421	234,265

		442,922

Security Services — 0.2%
Brink’s Co.	4,592	349,451

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	5,803	324,968
Cypress Semiconductor Corp.	30,242	479,638
Integrated Device Technology, Inc.†	12,138	377,128

		1,181,734

Semiconductor Equipment — 0.5%
Teradyne, Inc.	17,994	771,763

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	4,130	961,588

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,054	326,381

Steel-Producers — 1.3%
Carpenter Technology Corp.	4,253	211,757
Commercial Metals Co.	10,531	205,144
Reliance Steel & Aluminum Co.	6,632	509,603
Steel Dynamics, Inc.	21,818	811,848
United States Steel Corp.	15,886	402,233

		2,140,585

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.†	9,903	249,358

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	12,895	274,277

Telecommunication Equipment — 0.4%
ARRIS International PLC†	16,055	457,567
Plantronics, Inc.	3,057	138,666

		596,233

Telephone-Integrated — 0.2%
Frontier Communications Corp.	7,144	86,514
Telephone & Data Systems, Inc.	8,344	243,227

		329,741

Television — 0.3%
AMC Networks, Inc., Class A†	4,737	241,019
TEGNA, Inc.	19,567	239,304

		480,323

Theaters — 0.2%
Cinemark Holdings, Inc.	9,640	350,318

Transactional Software — 0.2%
ACI Worldwide, Inc.†	10,737	258,547

Transport-Equipment & Leasing — 0.1%
GATX Corp.	3,520	209,123

Transport-Marine — 0.2%
Kirby Corp.†	4,887	346,244

Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	5,597	401,753

Transport-Services — 0.2%
Ryder System, Inc.	4,819	390,725

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.†	11,610	481,234
Landstar System, Inc.	3,813	376,534
Old Dominion Freight Line, Inc.	6,220	753,429
Werner Enterprises, Inc.	4,075	145,274

		1,756,471

Water — 0.4%
Aqua America, Inc.	16,159	573,321

Wire & Cable Products — 0.2%
Belden, Inc.	3,847	307,414

Wireless Equipment — 0.3%
InterDigital, Inc.	3,158	231,639
ViaSat, Inc.†	4,907	319,446

		551,085

Total Common Stocks (cost $147,667,733)		156,169,947

EXCHANGE-TRADED FUNDS — 1.7%
SPDR S&P MidCap 400 ETF Trust (cost $2,704,337)	8,200	2,735,684

Total Long-Term Investment Securities (cost $150,372,070)		158,905,631

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount $462,002 collateralized by $425,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $472,975 (cost $462,000)	$462,000	462,000

TOTAL INVESTMENTS (cost $150,834,070)	100.0%	159,367,631
Other assets less liabilities	0.0	65,805

NET ASSETS	100.0%	$159,433,436

†	Non-income producing security
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$156,169,947	$—	$—	$156,169,947
Exchange-Traded Funds	2,735,684	—	—	2,735,684
Repurchase Agreements	—	462,000	—	462,000

Total Investments at Value	$158,905,631	$462,000	$—	$159,367,631

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017—

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.9%
Canada — 2.8%
Barrick Gold Corp.	664,973	$9,607,857
Constellation Software, Inc.	4,565	2,597,178
Turquoise Hill Resources, Ltd.†	869,588	2,655,745

		14,860,780

Cayman Islands — 2.7%
Tencent Holdings, Ltd.	311,200	13,953,618

China — 0.6%
China Petroleum & Chemical Corp.	4,196,000	3,081,893

France — 15.4%
AXA SA	199,943	6,039,188
L’Oreal SA	95,946	21,352,254
Pernod Ricard SA	130,047	19,503,717
Publicis Groupe SA	62,886	4,099,223
Safran SA	101,342	10,675,097
Sanofi	138,154	13,081,887
TOTAL SA	100,035	5,578,086

		80,329,452

Germany — 7.7%
Bayer AG	118,127	15,369,940
Continental AG	22,624	5,742,440
HeidelbergCement AG	28,786	2,932,988
SAP SE	143,272	16,298,508

		40,343,876

Hong Kong — 1.6%
AIA Group, Ltd.	1,143,800	8,606,283

Ireland — 1.3%
Bank of Ireland Group PLC†	345,392	2,706,874
CRH PLC	101,123	3,812,962

		6,519,836

Japan — 17.9%
FANUC Corp.	48,000	11,131,964
Hitachi, Ltd.	785,000	6,192,736
Keyence Corp.	15,300	8,454,325
Kirin Holdings Co., Ltd.	171,100	4,069,653
Komatsu, Ltd.	213,800	6,951,485
Mitsubishi Estate Co., Ltd.	140,600	2,529,329
Mizuho Financial Group, Inc.	2,133,300	3,844,274
NGK Spark Plug Co., Ltd.	179,300	4,035,255
Nitto Denko Corp.	79,900	7,381,817
Shiseido Co., Ltd.	371,500	15,267,750
Sompo Holdings, Inc.	82,700	3,301,309
Sumitomo Mitsui Financial Group, Inc.	244,800	9,724,828
Sumitomo Mitsui Trust Holdings, Inc.	13,600	531,656
Toyota Motor Corp.	107,100	6,583,959
USS Co., Ltd.	175,800	3,525,122

		93,525,462

Jersey — 3.0%
Experian PLC	327,126	6,890,732
Ferguson PLC	128,743	9,002,625

		15,893,357

Netherlands — 8.5%
Heineken NV	111,097	10,826,548
RELX NV	425,929	9,620,217
Unilever NV CVA	414,281	24,082,906

		44,529,671

Portugal — 0.7%
Galp Energia SGPS SA	190,222	3,536,417

South Korea — 2.1%
LG Household & Health Care, Ltd.	6,248	6,563,927
NCSoft Corp.	11,980	4,560,602

		11,124,529

Sweden — 0.6%
Nordea Bank AB	275,454	3,329,803

Switzerland — 7.7%
Nestle SA†	67,384	5,666,835
Novartis AG†	212,249	17,487,964
Roche Holding AG†	56,791	13,121,160
Swisscom AG†	1,040	525,395
Zurich Insurance Group AG†	11,059	3,375,398

		40,176,752

United Kingdom — 25.3%
Admiral Group PLC	103,458	2,643,725
Aggreko PLC	320,098	3,983,545
Aviva PLC	892,937	5,989,069
British American Tobacco PLC	379,018	24,520,261
BT Group PLC	2,199,612	7,604,442
Bunzl PLC	294,473	9,171,396
GlaxoSmithKline PLC	1,013,375	18,270,783
Imperial Brands PLC	87,909	3,585,003
Man Group PLC	1,975,143	5,078,682
Meggitt PLC	723,757	4,984,122
Prudential PLC	547,450	13,465,813
Reckitt Benckiser Group PLC	238,260	21,312,572
RELX PLC	422,442	9,723,280
Travis Perkins PLC	94,265	1,903,011

		132,235,704

TOTAL INVESTMENTS — (cost $447,530,193)	97.9%	512,047,433
Other assets less liabilities	2.1	11,048,417

NET ASSETS —	100.0%	$523,095,850

†	Non-income producing security

CVA — Certification Van Aandelen (Dutch Cert.)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	3,585,000,000	USD	31,505,820	11/30/2017	$—	$(59,237)

Net Unrealized Appreciation/(Depreciation)

JPY — Japanese Yen

USD — United States Dollar

Industry Allocation*
Medical-Drugs	14.7%
Cosmetics & Toiletries	12.8
Tobacco	5.4
Insurance-Life/Health	5.3
Commercial Services	4.5
Soap & Cleaning Preparation	4.1
Distribution/Wholesale	3.8
Beverages-Wine/Spirits	3.7
Enterprise Software/Service	3.1
Brewery	2.9
Internet Application Software	2.7
Diversified Banking Institutions	2.6
Oil Companies-Integrated	2.4
Industrial Automated/Robotic	2.1
Electronics-Military	2.0
Insurance-Multi-line	1.9
Gold Mining	1.8
Electronic Measurement Instruments	1.6
Telephone-Integrated	1.5
Chemicals-Diversified	1.4
Building Products-Cement	1.4
Machinery-Construction & Mining	1.3
Commercial Services-Finance	1.3
Auto-Cars/Light Trucks	1.3
Banks-Commercial	1.2
Machinery-Electrical	1.2
Insurance-Property/Casualty	1.1
Rubber-Tires	1.1
Food-Misc./Diversified	1.1
Investment Management/Advisor Services	1.0
Aerospace/Defense	0.9
Internet Content-Entertainment	0.9
Advertising Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Automobile	0.7
Metal-Copper	0.5
Computer Software	0.5
Real Estate Management/Services	0.5

97.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$512,047,433	$—	$—	$512,047,433

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$59,237	$—	$59,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $25,641,795 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.7%
Aerospace/Defense — 2.0%
Lockheed Martin Corp.	28,848	$8,889,800

Airlines — 0.4%
Alaska Air Group, Inc.	28,850	1,904,966

Appliances — 1.0%
Whirlpool Corp.	28,620	4,691,677

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Automotive PLC	60,810	6,043,298

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	135,708	6,982,177

Banks-Super Regional — 2.5%
SunTrust Banks, Inc.	79,970	4,814,994
US Bancorp	117,250	6,376,055

		11,191,049

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	116,299	12,819,639

Building Products-Air & Heating — 0.9%
Johnson Controls International PLC	101,637	4,206,755

Building Products-Cement — 0.7%
Vulcan Materials Co.	26,175	3,186,806

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	355,512	12,809,097

Chemicals-Diversified — 2.4%
DowDuPont, Inc.	66,899	4,837,466
PPG Industries, Inc.	49,845	5,793,983

		10,631,449

Commercial Services — 1.0%
Nielsen Holdings PLC	123,041	4,561,130

Commercial Services-Finance — 3.1%
Equifax, Inc.	10,360	1,124,371
PayPal Holdings, Inc.†	89,559	6,498,401
S&P Global, Inc.	40,010	6,260,365

		13,883,137

Computer Services — 1.5%
Amdocs, Ltd.	102,985	6,704,323

Computers — 5.7%
Apple, Inc.	153,766	25,992,605

Computers-Memory Devices — 0.9%
Western Digital Corp.	47,248	4,217,829

Distribution/Wholesale — 0.6%
Fastenal Co.	59,580	2,798,473

Diversified Banking Institutions — 3.2%
Citigroup, Inc.	194,400	14,288,400

Diversified Manufacturing Operations — 1.8%
General Electric Co.	392,686	7,916,550

E-Commerce/Products — 1.0%
eBay, Inc.†	114,960	4,327,094

Electric-Integrated — 2.2%
PG&E Corp.	169,995	9,820,611

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	45,030	3,063,391

Finance-Credit Card — 3.1%
American Express Co.	101,850	9,728,712
Discover Financial Services	63,489	4,223,923

		13,952,635

Finance-Other Services — 2.9%
CME Group, Inc.	47,799	6,556,589
Intercontinental Exchange, Inc.	100,880	6,668,168

		13,224,757

Food-Misc./Diversified — 3.1%
Kraft Heinz Co.	95,902	7,416,101
Mondelez International, Inc., Class A	162,353	6,726,285

		14,142,386

Gas-Distribution — 1.2%
National Grid PLC	437,765	5,267,643

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	62,284	5,040,644

Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc.†	8,677	539,536

Insurance-Multi-line — 1.1%
MetLife, Inc.	95,410	5,112,068

Insurance-Property/Casualty — 1.3%
Progressive Corp.	123,480	6,007,302

Insurance-Reinsurance — 2.3%
Berkshire Hathaway, Inc., Class B†	55,495	10,374,235

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	69,948	12,594,837
Snap, Inc., Class A†	87,310	1,339,335

		13,934,172

Medical Information Systems — 0.7%
Cerner Corp.†	49,780	3,361,146

Medical Instruments — 0.8%
Boston Scientific Corp.†	134,036	3,771,773

Medical Products — 1.1%
Stryker Corp.	32,030	4,960,486

Medical-Biomedical/Gene — 2.9%
Celgene Corp.†	75,610	7,634,342
Gilead Sciences, Inc.	71,400	5,352,144

		12,986,486

Medical-Drugs — 2.9%
Merck & Co., Inc.	216,325	11,917,344
Valeant Pharmaceuticals International, Inc.†	89,440	1,045,554

		12,962,898

Medical-Generic Drugs — 0.7%
Mylan NV†	83,083	2,966,894

Medical-HMO — 2.6%
UnitedHealth Group, Inc.	55,731	11,715,771

Networking Products — 1.1%
Cisco Systems, Inc.	148,760	5,080,154

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	19,040	1,238,933
Waste Connections, Inc.	28,076	1,984,131

		3,223,064

Oil Companies-Integrated — 2.1%
Suncor Energy, Inc.	279,622	9,495,963

Oil Refining & Marketing — 0.2%
Phillips 66	11,491	1,046,600

Oil-Field Services — 1.5%
Schlumberger, Ltd.	107,110	6,855,040

Pharmacy Services — 1.1%
Express Scripts Holding Co.†	83,144	5,095,896

Pipelines — 1.9%
Magellan Midstream Partners LP	124,416	8,548,623

Real Estate Investment Trusts — 1.3%
Mid-America Apartment Communities, Inc.	32,820	3,359,127
Ventas, Inc.	38,390	2,408,972

		5,768,099

Retail-Auto Parts — 1.7%
AutoZone, Inc.†	9,355	5,514,772
O’Reilly Automotive, Inc.†	10,980	2,316,231

		7,831,003

Retail-Building Products — 1.4%
Lowe’s Cos., Inc.	80,330	6,422,383

Retail-Restaurants — 1.9%
McDonald’s Corp.	51,270	8,557,476

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	49,150	2,582,341

Semiconductor Equipment — 1.5%
Applied Materials, Inc.	118,186	6,669,236

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	160,175	7,667,577

Tobacco — 1.8%
Philip Morris International, Inc.	78,970	8,263,421

Transport-Rail — 2.0%
Canadian National Railway Co.	68,090	5,480,564
Canadian Pacific Railway, Ltd.	20,623	3,576,853

		9,057,417

Web Portals/ISP — 4.8%
Alphabet, Inc., Class C†	21,137	21,488,720

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	19,870	1,799,030

Total Long-Term Investment Securities (cost $376,510,705)		446,703,131

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount $5,490,018 collateralized by $5,980,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $5,602,136 (cost $5,490,000)	$5,490,000	5,490,000

TOTAL INVESTMENTS (cost $382,000,705)	99.9%	452,193,131
Other assets less liabilities	0.1	456,559

NET ASSETS	100.0%	$452,649,690

†	Non-income producing security
#	Effective October 9, 2017, the Portfolio’s name changed to SA Oppenheimer Main Street Large Cap Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$446,703,131	$—	$—	$446,703,131
Repurchase Agreements	—	5,490,000	—	5,490,000

Total Investments at Value	$446,703,131	$5,490,000	$—	$452,193,131

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
280 Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.12% (1 ML+0.88%) due 09/15/2034*(1)		$1,400,000	$1,401,324
ALBA PLC FRS Series 2005-1, Class A3 0.47% (3 ML GBP+0.19%) due 11/25/2042(2)	GBP	610,698	783,419
ALBA PLC FRS Series 2015-1, Class A 1.58% (3 ML GBP+1.25%) due 04/24/2049(2)	GBP	487,642	651,414
Auburn Securities 4 PLC FRS Series 4, Class A2 0.65% (1 ML GBP+0.40%) due 10/01/2041(2)	GBP	446,369	586,144
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 2.50% (3 ML+1.15%) due 10/17/2026*(3)		500,000	504,872
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(2)(10)		1,395,280	1,399,794
BlueMountain CLO, Ltd. FRS Series 2013-3A, Class AR 2.20% (3 ML+0.89%) due 10/29/2025*(3)		1,000,000	1,003,477
BX Trust FRS Series 2017-APPL, Class A 2.12% (1 ML+0.88%) due 07/15/2034*(1)		4,000,000	4,006,254
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 2.50% (3 ML+1.14%) due 10/16/2025*(3)		800,000	802,666
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.40% (1 ML+0.16%) due 12/25/2036*		1,610,368	1,062,344
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 2.74% (1 ML+1.50%) due 07/17/2033*		991,316	1,004,537
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.51% (3 ML+1.15%) due 01/16/2026*(3)		2,700,000	2,715,498
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(1)		2,400,000	2,475,468
Denali Capital CLO XI, Ltd. FRS Series 2015-1A, Class A1R 2.51% (3 ML+1.15%) due 04/20/2027*(3)		400,000	402,128
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 2.26% (3 ML+0.90%) due 10/15/2027*(3)		1,500,000	1,499,243
Eurosail PLC FRS Series 2006-4X, Class A3C 0.45% (3 ML GBP+0.16%) due 12/10/2044(2)	GBP	343,442	449,635
Eurosail PLC FRS Series 2007-3A, Class A3C 1.25% (3 ML GBP+0.95%) due 06/13/2045*(2)	GBP	789,949	1,027,724
Eurosail PLC FRS Series 2007-3X, Class A3A 1.25% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	700,271	911,054
Eurosail PLC FRS Series 2007-3X, Class A3C 1.25% (3 ML GBP+0.95%) due 06/13/2045(2)	GBP	933,576	1,214,583
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 2.48% (3 ML+1.12%) due 01/20/2026*(3)		2,100,000	2,104,551
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,080,615
Gemgarto PLC FRS Series 2015-1, Class A 1.23% (3 ML GBP+0.95%) due 02/16/2047(2)	GBP	54,441	72,392
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 2.46% (3 ML+1.10%) due 10/22/2025*(3)		1,900,000	1,910,197
Jamestown CLO III, Ltd. FRS Series 2013-3A, Class A1AR 2.50% (3 ML+1.14%) due 01/15/2026*(3)		2,700,000	2,710,975
JMP Credit Advisors CLO III, Ltd. FRS Series 2014-1A, Class AR 2.59% (3 ML+1.24%) due 10/17/2025*(3)		1,000,000	1,009,153
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 2.51% (3 ML+1.15%) due 01/15/2026*(3)		900,000	900,105
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.47% (3 ML GBP+0.19%) due 12/01/2060(2)	GBP	836,474	1,068,646
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.94% (3 ML GBP+0.60%) due 01/01/2061(2)	GBP	1,259,804	1,638,791
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(1)		1,800,000	1,852,448
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.76% (1 ML+0.52%) due 05/25/2035(2)		134,809	135,287
MP CLO V, Ltd. FRS Series 2014-1A, Class AR 2.60% (3 ML+1.25%) due 07/18/2026*(3)		1,300,000	1,311,387

Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.49% (3 ML+1.13%) due 07/20/2026*(3)		1,100,000	1,103,301
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.48% (3 ML+1.13%) due 01/17/2026*(3)		900,000	904,234
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.19% (1 ML+0.95%) due 11/25/2065*		736,525	738,391
Progress Residential Trust FRS Series 2016-SFR1, Class A 2.74% (1 ML+1.50%) due 09/17/2033*		991,879	1,004,308
Shackleton CLO, Ltd. FRS Series 2013-4A, Class AR 2.48% (3 ML+1.12%) due 01/13/2025*(3)		400,000	401,594
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.69% (1 ML+1.45%) due 02/17/2032*		1,800,000	1,860,716
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*(4)		1,142,145	1,148,102
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.53% (3 ML+1.18%) due 10/17/2026*(3)		2,300,000	2,319,631
Thrones PLC FRS Series 2013-1, Class A 1.81% (3 ML GBP+1.50%) due 07/20/2044(2)	GBP	594,547	792,956
Uropa Securities PLC FRS Series 2008-1, Class A 0.49% (3 ML GBP+0.20%) due 06/10/2059(2)	GBP	897,735	1,147,993
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.56% (3 ML GBP+0.20%) due 10/10/2040(2)	GBP	400,000	509,154
Uropa Securities PLC FRS Series 2008-1, Class M1 0.64% (3 ML GBP+0.35%) due 06/10/2059(2)	GBP	207,665	261,952
Uropa Securities PLC FRS Series 2008-1, Class M2 0.84% (3 ML GBP+0.55%) due 06/10/2059(2)	GBP	162,210	202,238
Uropa Securities PLC FRS Series 2008-1, Class B 1.04% (3 ML GBP+0.75%) due 06/10/2059(2)	GBP	172,906	215,649
Venture XVI CLO, Ltd. FRS Series 2014-16A, Class A1R 2.48% (3 ML+1.12%) due 04/15/2026*(3)		850,000	852,587
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.51% (1 ML+0.27%) due 12/25/2045(2)		652,633	631,333
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(1)(4)(10)		2,100,000	2,162,984

Total Asset Backed Securities (cost $56,160,009)			56,953,248

U.S. CORPORATE BONDS & NOTES — 7.1%
Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025		600,000	601,534
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028		600,000	604,464

			1,205,998

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	304,440

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		680,670	671,822
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		194,490	193,031
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		400,521	416,061
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		1,000,000	976,100
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		1,000,000	995,000

			3,252,014

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,093,373

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC FRS Company Guar. Notes 1.74% (3 ML+0.42%) due 03/02/2018*		390,000	390,345
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	200,520
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	149,283
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020		1,070,000	1,109,484
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*		1,200,000	1,199,660
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020		400,000	401,976

Volkswagen Group of America Finance LLC FRS Company Guar. Notes 1.78% (3 ML+0.47%) due 05/22/2018*	300,000	300,170
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*	2,200,000	2,198,841

		5,950,279

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 1.92% (3 ML+0.61%) due 11/13/2019	200,000	201,311
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	151,119
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	893,925
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	251,075
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,994
Santander Holdings USA, Inc. Senior Notes 2.70% due 05/24/2019	1,500,000	1,509,650

		3,019,074

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	201,342

Banks-Super Regional — 0.2%
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	740,372
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	110,946
Wells Fargo & Co. FRS Senior Notes 2.61% (3 ML+1.23%) due 10/31/2023	1,900,000	1,954,818
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	49,603

		2,855,739

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,868

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	62,581
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	21,034

		83,615

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,717

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	462,105
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	475,233
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	1,000,000	1,012,357
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	21,658

		1,971,353

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,505
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	30,240

		59,745

Chemicals-Diversified — 0.1%
Solvay Finance America LLC Company Guar. Notes 3.40% due 12/03/2020*	800,000	822,645

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	754,302
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	54,024
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	103,353

		911,679

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	42,721

Computers — 0.3%
Apple, Inc. FRS Senior Notes 1.61% (3 ML+0.30%) due 05/06/2019	200,000	200,897
Apple, Inc. Senior Notes 2.90% due 09/12/2027	700,000	694,949
Apple, Inc. Senior Notes 3.35% due 02/09/2027	600,000	615,669

Apple, Inc. Senior Notes 3.75% due 09/12/2047	500,000	497,011
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	569,962
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,394,988

		3,973,476

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	489,000	528,453

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,118
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,954

		81,072

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	1,400,000	1,394,070
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	605,242
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	700,000	715,679
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,091,088
Citigroup, Inc. FRS Senior Notes 2.18% (3 ML+0.86%) due 12/07/2018	1,340,000	1,348,426
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,613,429
Citigroup, Inc. FRS Senior Notes 2.57% (3 ML+1.19%) due 08/02/2021	1,000,000	1,019,225
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	792,507
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	30,899
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,354,525
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	63,185

		11,028,275

Electric-Integrated — 0.7%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	564,398
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,610,674
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,714,829
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	959,670
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	104,555
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,197,953
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,842,814
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	600,000	601,550
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	30,633

		8,627,076

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	1,000,000	1,028,824
Intel Corp. Senior Notes 4.10% due 05/11/2047	1,000,000	1,058,843

		2,087,667

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,302

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	696,681

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	707,009

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,096,084
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,101
Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025	860,000	901,161

		2,009,346

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 1.81% (3 ML+0.49%) due 08/15/2019	300,000	301,618
American Express Credit Corp. FRS Senior Notes 2.09% (3 ML+0.78%) due 11/05/2018	160,000	161,040

		462,658

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	25,516

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	742,368
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,905

		793,273

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	105,414

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	20,665
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	537,068

		557,733

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	53,642

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,962

Insurance-Life/Health — 0.6%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	200,471
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,100,982
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,288,063
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,082,237
Principal Life Global Funding II FRS Senior Sec. Notes 1.82% (3 ML+0.50%) due 12/01/2017*	1,350,000	1,350,573
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	399,806
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	120,000	120,420
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,662,384

		8,204,936

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	10,234
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	149,810
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	201,283
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,243,587

		1,604,914

Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,380
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,511

		71,891

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	564,939

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,268

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,086
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,343
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	30,520

		70,949

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	20,000	20,718

Medical-Drugs — 0.2%
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	1,100,000	1,146,293
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	1,100,000	1,076,903

		2,223,196

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,392
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	317,077

		337,469

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	668,640

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	600,000	624,000

Pipelines — 0.3%
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	101,689
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	42,097
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	702,137
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	666,439
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,792,123

		3,304,485

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	105,736
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,175,090
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,185,446
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	716,691
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	306,396
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	975,234
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	885,434
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	853,610
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,195,088
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	522,737

		7,921,462

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	31,576

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	12,030

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	200,000	204,251

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,672,257

Special Purpose Entity — 0.1%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,080,358

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 2.26% (3 ML+0.93%) due 06/30/2020	90,000	91,279
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	202,418
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	49,368
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	1,600,000	1,596,601
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,255,231
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	104,000	104,629
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,485,644

		4,785,170

Tobacco — 0.2%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,800,000	1,849,031
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,076
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	109,994

		1,980,101

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047	1,700,000	1,814,442

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,638

Total U.S. Corporate Bonds & Notes (cost $89,262,911)		90,795,847

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Airlines — 0.4%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*	799,494	821,480
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,733,572	2,788,243
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*(4)	1,000,000	1,014,054

		4,623,777

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	20,085

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	200,000	204,727

Banks-Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 2.31% (3 ML+0.99%) due 06/01/2021*	900,000	914,562
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	2,100,000	2,196,212
Bank of Montreal Notes 1.75% due 06/15/2021*	1,500,000	1,472,804
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.87% (3 ML+0.55%) due 03/05/2018*	400,000	400,560
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	200,374
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	1,000,000	1,018,003
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,698,349
Credit Suisse AG FRS Senior Notes 2.05% (3 ML+0.68%) due 04/27/2018	680,000	681,882
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,654,863
ING Bank NV FRS Notes 1.87% (3 ML+0.55%) due 03/16/2018*	400,000	400,704
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	207,339
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	1,002,345
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	142,302
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	860,789
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	984,192
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	370,401
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	700,000	695,067

		15,900,748

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	201,420

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	700,000	699,377

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	400,000	430,029

Diversified Banking Institutions — 1.1%
Barclays PLC FRS Senior Notes 3.42% (3 ML+2.11%) due 08/10/2021	1,900,000	1,992,971
Barclays PLC Senior Notes 3.65% due 03/16/2025	950,000	953,573
Barclays PLC Senior Notes 4.34% due 01/10/2028	800,000	828,899
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,000,000	2,085,007
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	250,000	256,760
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023	1,500,000	1,556,781
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	1,300,000	1,359,971

HSBC Holdings PLC FRS Senior Notes 2.84% (3 ML+1.50%) due 01/05/2022	300,000	311,326
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	589,959
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	820,513
UBS Group Funding Jersey, Ltd. Company Guar. Notes 2.65% due 02/01/2022*	1,600,000	1,594,958
UBS Group Funding Jersey, Ltd. FRS Company Guar. Notes 2.91% (3 ML+1.53%) due 02/01/2022*	900,000	927,026
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 04/15/2026*	550,000	579,773

		13,857,517

Electric-Integrated — 0.0%
E.ON International Finance BV Company Guar. Notes 5.80% due 04/30/2018*	300,000	305,737

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Notes 4.75% due 06/15/2025	20,000	21,535

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	200,259

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,212

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	996,006
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	400,000	395,973
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	487,448

		1,879,427

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,093

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC FRS Company Guar. Notes 1.73% (3 ML+0.43%) due 02/13/2018	213,000	213,218
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	700,000	715,332
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,130,569

		2,059,119

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,613,785

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	700,000	688,792
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,000,000	975,412

		1,664,204

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,604
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	41,762
Imperial Brands Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	895,173

		957,539

Transport-Marine — 0.1%
AP Moeller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	606,628

Total Foreign Corporate Bonds & Notes (cost $45,619,034)		46,266,218

U.S. GOVERNMENT AGENCIES — 21.1%
Federal Home Loan Mtg. Corp. — 0.3%
1.25% due 10/02/2019	2,000,000	1,985,306
2.38% due 01/13/2022	200,000	202,866
4.65% due 09/15/2043 STRIPS(2)(5)	2,369,018	492,427
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 1.59% (1 ML+0.35%) due 01/15/2038(2)	1,859,061	1,850,469
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.54% due 01/15/2038(2)(5)(6)	1,859,061	89,956

		4,621,024

Federal National Mtg. Assoc. — 20.1%
3.50% due November 30 TBA	85,100,000	87,483,464
3.50% due December TBA	78,200,000	80,244,802
3.70% due 09/01/2034	950,837	1,003,208
4.00% due 07/01/2045	2,455,419	2,578,455
4.00% due 07/01/2045	1,627,006	1,708,614
4.00% due 02/01/2046	3,406,926	3,576,471
4.00% due 09/01/2046	3,778,857	3,967,045

4.00% due November 30 TBA	37,200,000	39,045,470
4.00% due 12/13/2047	25,600,000	26,829,501
4.50% due December 30 TBA	6,600,000	7,048,723
Federal National Mtg. Assoc. REMIC 3.00% due 03/25/2028(2)(5)	1,629,680	153,489
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 1.59% (1 ML+0.35%) due 10/25/2040(2)	993,539	989,187
Series 2007-85, Class FL 1.78% (1 ML+0.54%) due 09/25/2037(2)	3,311,745	3,320,703

		257,949,132

Government National Mtg. Assoc. — 0.7%
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 1.83% (1 ML+0.60%) due 04/20/2066(2)	362,208	362,936
Series 2014-H02, Class FB 1.88% (1 ML+0.65%) due 12/20/2063(2)	930,255	933,535
Series 2016-H11, Class F 2.03% (1 ML+0.80%) due 05/20/2066(2)	2,693,590	2,713,234
Series 2016-H14, Class FA 2.03% (1 ML+0.80%) due 06/20/2066(2)	1,544,432	1,555,964
Series 2016-H17, Class FC 2.06% (1 ML+0.83%) due 08/20/2066(2)	3,469,422	3,500,588

		9,066,257

Total U.S. Government Agencies (cost $272,299,449)		271,636,413

U.S. GOVERNMENT TREASURIES — 25.0%
United States Treasury Bonds — 9.1%
zero coupon due 02/15/2043 STRIPS	15,000,000	7,205,316
1.00% due 02/15/2046 TIPS(7)	5,594,886	5,687,806
2.25% due 08/15/2027	85,180,000	84,241,689
2.75% due 08/15/2047	860,000	838,433
2.88% due 05/15/2043	300,000	301,605
2.88% due 11/15/2046	290,000	290,000
3.00% due 05/15/2047	714,000	731,934
3.13% due 02/15/2042	250,000	263,594
4.25% due 05/15/2039	5,900,000	7,360,250
4.38% due 11/15/2039	4,700,000	5,963,309
4.38% due 05/15/2040	1,300,000	1,651,914
4.50% due 08/15/2039	1,750,000	2,255,791

		116,791,641

United States Treasury Notes — 15.9%
0.38% due 01/15/2027 TIPS(7)	1,117,919	1,102,832
1.25% due 04/30/2019	4,800,000	4,779,000
1.50% due 03/31/2023	6,640,000	6,444,172
1.50% due 08/15/2026	2,100,000	1,960,055
1.63% due 05/15/2026	4,559,000	4,309,324
1.75% due 02/28/2022	2,500,000	2,479,980
1.88% due 03/31/2022	37,800,000	37,661,203
1.88% due 04/30/2022	9,500,000	9,460,664
1.88% due 07/31/2022	3,200,000	3,181,500
1.88% due 08/31/2022	38,800,000	38,559,015
2.00% due 12/31/2021	2,600,000	2,608,023
2.00% due 11/15/2026	7,635,000	7,414,897
2.25% due 04/30/2021	1,100,000	1,115,770
2.25% due 02/15/2027	74,900,000	74,177,332
2.38% due 05/15/2027	1,000,000	1,000,469
2.50% due 05/15/2024	7,300,000	7,435,449

		203,689,685

Total U.S. Government Treasuries (cost $322,940,676)		320,481,326

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Abu Dhabi Government International Bond Senior Notes 3.13% due 10/11/2027*	500,000	493,726
Federative Republic of Brazil Senior Notes 5.63% due 02/21/2047	600,000	611,400
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	900,000	921,129
State of Kuwait Senior Bonds 3.50% due 03/20/2027*	1,000,000	1,020,000
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*	2,400,000	2,361,235

Total Foreign Government Obligations (cost $5,355,975)		5,407,490

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL General Obligation Bonds Series B 6.31% due 01/01/2044	800,000	854,160
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	600,000	664,980

Total Municipal Bonds & Notes (cost $1,306,922)		1,519,140

OPTIONS - PURCHASED(8) — 0.3%
Exchange-Traded Put Options — Purchased	2,697	2,580,945
Over the Counter Purchased Interest Rate Floor Option Contracts(4)	105,900,000	—
Over the Counter Purchased Options on Interest Rate Swap Contracts(4)	38,400,000	1,449,138

Total Options - Purchased (cost $9,086,082)		4,030,083

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 12/29/2017(9)	EUR	900,000	1,312,447

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 12/31/2020*(4)(9)		500,000	532,500

Pipelines — 0.0%
TransCanada Trust 5.30% due 03/15/2077		400,000	416,200

Total Preferred Securities/Capital Securities (cost $1,939,937)			2,261,147

Total Long-Term Investment Securities (cost $803,970,995)			799,350,912

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.2%
Barclays Bank PLC 1.94% due 09/04/2018		1,700,000	1,702,492

U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.02% due 01/04/2018		374,000	373,304

Total Short-Term Investment Securities (cost $2,073,325)			2,075,796

REPURCHASE AGREEMENTS — 57.4%
Agreement with J.P. Morgan Chase, bearing interest at 1.21%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $295,509,932 collateralized by $195,030,000 of United States Treasury Notes, bearing interest at 2.50% due 05/15/2024 and by $96,826,000 of United States Treasury Notes, bearing interest at 3.00% due 05/15/2017 having an approximate combined value of $305,533,766		295,500,000	295,500,000
Agreement with J.P. Morgan Chase, bearing interest at 1.18%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $28,800,944 collateralized by $28,800,000 of United States Treasury Notes, bearing interest at 2.50% due 05/15/2024 and having an approximate value of $29,391,766		28,800,000	28,800,000
Agreement with Barclays Bank PLC, bearing interest at 1.21%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $117,703,956 collateralized by $120,205,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $120,399,064		117,700,000	117,700,000
Agreement with Toronto-Dominion Bank, bearing interest at 1.21%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $295,509,932 collateralized by $323,130,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $304,200,992		295,500,000	295,500,000

Total Repurchase Agreements (cost $737,500,000)			737,500,000

TOTAL INVESTMENTS (cost $1,543,544,320)		119.8%	1,538,926,708
Liabilities in excess of other assets		(19.8)	(254,406,176)

NET ASSETS		100.0%	$1,284,520,532

#	Effective October 9, 2017, the Portfolio’s name changed to SA PIMCO VCP Tactical Balanced Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $98,684,918 representing 7.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $4,143,794 representing 0.4% of net assets.
(5)	Interest Only
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Principal amount of security is adjusted for inflation.
(8)	Options —Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2018	$98.25	720	$177,030,000	$66,960	$40,500	$(26,460)
S&P 500 Index	June 2018	1,675	659	169,573,880	999,100	296,550	(702,550)
S&P 500 Index	June 2018	1,925	659	169,573,880	2,133,255	688,655	(1,444,600)
S&P 500 Index	June 2018	2,175	659	169,573,880	4,432,320	1,555,240	(2,877,080)

					$7,631,635	$2,580,945	$(5,050,690)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Interest Rate Floor Option Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount 000’s	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate floor swap with Barclays for the right to receive the floor of the USISDA10 Index value with an initial value of 2.153% versus the Maximum of [0.15%-(Final Index value of USISDA30-Final Index value of USISDA10)] or 0	Barclays Bank PLC	November 2017	0.15%	$105,900	$95,310	$—	$(95,310)

Over the Counter Purchased Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount 000’s	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Co., Inc.	November 2018	1.65%	$24,200	$137,336	$33,984	$(103,352)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.54% versus U.S. Treasury Bonds maturing on 03/21/2018	Morgan Stanley Co., Inc.	March 2018	2.54	600	0	15,081	15,081
Put option to enter into an interest rate swap with Goldman Sachs for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs International	October 2019	2.30	9,700	921,500	1,149,122	227,622
Put option to enter into an interest rate swap with Morgan Stanley for the right to pay a fixed rate of 2.54% versus U.S. Treasury Bonds maturing on 03/21/2018	Morgan Stanley Co., Inc.	March 2018	2.54	600	0	23,701	23,701
Put option to enter into an interest rate swap with Morgan Stanley for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Co., Inc.	November 2019	2.75	3,300	300,300	227,250	(73,050)

					$1,359,136	$1,449,138	$90,002

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Security classified as Level 3 (see Note 1).

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation Protected Securities

Over the Counter Written Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2017	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Co., Inc.	November 2018	2.00%	$5,200	$137,222	$51,363	$85,859
Call option to enter into an interest rate swap with Goldman Sachs for the right to receive a fixed rate of 2.52% versus U.S. Treasury Bonds maturing on 11/03/2017	Goldman Sachs International	November 2017	2.52	6,600	60,060	6,805	53,255
Put option to enter into an interest rate swap with Goldman Sachs for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs International	October 2019	2.00	48,500	921,500	1,360,842	(439,342)
Put option to enter into an interest rate swap with Morgan Stanley for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Co., Inc.	November 2019	2.50	16,500	300,300	265,975	34,325

					$1,419,082	$1,684,985	$(265,903)

Over the Counter Written Interest Rate Floor Option Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
Call option to enter into an
interest rate floor swap with
Barclays for the right to
receive the floor of the
USISDA30 Index value with an	Barclays Bank PLC	November 2017	0.04%	$211,800	$110,136	$—	$110,136

initial value of 2.418% versus
the Maximum of [0.04%- (Final
Index value of USISDA30- Final
Index value of USISDA10)] or 0

Exchange-Traded Call Options — Written

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
90 Day Euro Futures	March 2018	$98.75	720	$177,030,000	$80,403	$4,500	$(75,903)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6,162	Long	S&P 500 E-Mini Index	December 2017	$786,530,675	$792,648,870	$6,118,195
34	Long	U.S. Treasury Ultra Long Bonds	December 2017	5,698,847	5,602,562	(96,285)
860	Long	Russell 2000 Mini Index	December 2017	64,767,336	64,616,100	(151,236)
113	Long	U.S. Treasury 10 Year Notes	December 2017	14,308,592	14,117,937	(190,655)
48	Long	U.S. Treasury 5 Year Notes	December 2017	5,679,434	5,625,000	(54,434)
45	Short	Euro-Bund	December 2017	8,524,726	8,531,066	(6,340)
45	Short	Euro-Oat	December 2017	8,147,146	8,253,774	(106,628)
35	Short	Euro-BTP	December 2017	5,620,491	5,691,047	(70,556)
299	Short	90 Day Euro Dollar	March 2019	73,247,220	73,269,950	(22,730)
548	Short	90 Day Euro Dollar	June 2019	133,904,736	134,212,050	(307,314)
335	Short	90 Day Euro Dollar	December 2019	81,740,289	81,961,937	(221,648)

						$4,890,369

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	109,000	USD	128,233	11/02/2017	$1,265	$-
	EUR	124,000	USD	144,425	12/04/2017	—	(256)

						1,265	(256)

Barclays Bank PLC	JPY	497,000,000	USD	4,428,579	11/15/2017	55,308	—
	USD	3,220,215	EUR	2,739,000	11/02/2017	—	(29,692)

						55,308	(29,692)

Citibank N.A.	GBP	8,459,000	USD	11,263,133	11/02/2017	28,312	—
	GBP	8,459,000	USD	11,183,018	12/04/2017	—	(61,615)

						28,312	(61,615)

Goldman Sachs Bank USA	JPY	551,000,000	USD	4,909,903	11/15/2017	61,469	—
	KRW	10,916,226,400	USD	9,745,326	12/04/2017	—	(19,178)
	USD	14,630,416	JPY	1,607,200,000	11/15/2017	—	(488,121)

						61,469	(507,299)

Net Unrealized Appreciation/(Depreciation)						$146,354	$(598,862)

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — South Korean Won

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

						Value
Counterparty	Notional Amount (000’s)	Maturity Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays PLC	58,069	05/09/2018	(3 Month USD LIBOR-BBA plus 10 bps	)	MSCI EAFE Index	$—	$2,665,632
Merrill Lynch International	65,096	08/22/2018	(3 Month USD LIBOR-BBA plus 8 bps	)	MSCI EAFE Index	—	2,900,482
Merrill Lynch International	20,897	05/23/2018	(3 Month USD LIBOR-BBA plus 8 bps	)	MSCI EAFE Index	—	812,285
Merrill Lynch International	48,928	06/07/2018	(3 Month USD LIBOR-BBA plus 9 bps	)	MSCI EAFE Index	—	1,055,473

						$—	$7,433,872

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	6,900	12/16/2046	3 Month CDOR-BBA/Semi-annually	1.750%/Semi-annually	$816,067	$124,551
				6 Month USD EURIBOR-
EUR	6,600	02/03/2037	2.050%/Annually	BBA/Semi-annually	—	(44,796)
GBP	8,000	03/21/2028	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	(295,509)	222,532
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	725	(50,853)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(74,018)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(54,444)
USD	700	12/16/2019	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(1,528)	(919)
USD	5,900	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	36,936	252,340
USD	4,700	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	(103,522)	323,831
USD	76,700	06/21/2027	3 Month USD LIBOR-BBA/Quarterly	1.500%/Semi-annually	6,232,809	(459,121)
USD	44,300	12/20/2027	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(1,642,087)	1,230,634
USD	5,400	12/20/2047	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(194,845)	60,724

				Total	$4,849,046	$1,530,461

Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection@(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2017(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000	% /Quarterly	06/20/2021	0.3439%	$900	$8,713	$12,080

@	Illiquid security. At October 31, 2017, the aggregate value of these securities was $13,834,172 representing 1.1% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA - British Banking Association

CDOR - Canadian Dollar Offered Rate

EUR - Euro Currency

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound Sterling

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$53,390,470	$3,562,778	$56,953,248
U.S. Corporate Bonds & Notes	—	90,795,847	—	90,795,847
Foreign Corporate Bonds & Notes	—	46,266,218	—	46,266,218
U.S. Government Agencies	—	271,636,413	—	271,636,413
U.S. Government Treasuries	—	320,481,326	—	320,481,326
Foreign Government Obligations	—	5,407,490	—	5,407,490
Municipal Bonds & Notes	—	1,519,140	—	1,519,140
Exchange-Traded Put Options - Purchased	2,580,945	—	—	2,580,945
Over the Counter Interest Rate Floor Option Contracts - Purchased	—	0	—	0
Over the Counter Options on Interest Rate Swap Contracts - Purchased	—	1,449,138	—	1,449,138
Preferred Securities/Capital Securities	—	2,261,147	—	2,261,147
Short-Term Investment Securities	—	2,075,796	—	2,075,796
Repurchase Agreements	—	737,500,000	—	737,500,000

Total Investments at Value	$2,580,945	$1,532,782,985	$3,562,778	$1,538,926,708

Other Financial Instruments:+
Over the Counter Options on Interest Rate Swap Contracts - Written	$—	$173,439	$—	$173,439
Over the Counter Options on Interest Rate Floor Contracts - Written	—	110,136	—	110,136
Futures Contracts	6,118,195	—	—	6,118,195
Forward Foreign Currency Contracts	—	146,354	—	146,354
Over the Counter Total Return Swap Contracts	—	7,433,872	—	7,433,872
Centrally Cleared Interest Rate Swap Contracts	—	2,214,612	—	2,214,612
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	12,080	—	12,080

Total Other Financial Instruments	$6,118,195	$10,090,493	$—	$16,208,688

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Options on Interest Rate Swap Contracts	$—	$439,342	$—	$439,342
Exchange-Traded Call Options - Written	75,903	—	—	75,903
Futures Contracts	1,227,826	—	—	1,227,826
Forward Foreign Currency Contracts	—	598,862	—	598,862
Centrally Cleared Interest Rate Swap Contracts	—	684,151	—	684,151

Total Other Financial Instruments	$1,303,729	$1,722,355	$—	$3,026,084

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments.

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 74.1%
Aerospace/Defense-Equipment — 1.2%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,984,000	$2,058,400
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	2,445,000	2,420,550

		4,478,950

Airlines — 0.7%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	73,812	74,078
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018(1)	25,912	26,145
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,541,187	1,597,286
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	987,092	1,036,447

		2,733,956

Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,426,000	1,475,910

Auto-Heavy Duty Trucks — 0.7%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,641,000	2,763,146

Batteries/Battery Systems — 0.8%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,185,054

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	1,975,000	2,044,125

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,645,000	1,714,419

Building & Construction-Misc. — 0.8%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	3,054,660

Building Products-Wood — 0.7%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,395,000	2,490,800

Building-Heavy Construction — 0.7%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,421,000	2,611,654

Building-Residential/Commercial — 0.4%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	1,600,000	1,648,000

Cable/Satellite TV — 2.8%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,349,000	2,536,920
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,885,000	2,863,362
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	2,655,000	2,734,650
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	2,416,000	2,642,500

		10,777,432

Casino Hotels — 0.3%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	892,000	959,346

Cellular Telecom — 2.6%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,355,000	1,476,950
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	7,222,000	8,070,585
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	361,000	380,855

		9,928,390

Chemicals-Diversified — 0.5%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	2,202,000	1,959,780

Circuit Boards — 0.6%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	2,410,000	2,458,200

Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,320,000	2,430,200

Computer Services — 1.6%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,925,000	2,021,250

Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,739,000	2,793,780
Leidos Holdings, Inc. Senior Sec. Notes 4.45% due 12/01/2020	1,247,000	1,312,467

		6,127,497

Computers — 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	4,870,000	5,427,002

Containers-Metal/Glass — 1.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,715,425
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,280,000	2,433,900

		5,149,325

Containers-Paper/Plastic — 0.6%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,309,000	2,407,133

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,511,000	1,553,595

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	1,265,000	1,336,156

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	1,406,000	1,420,060
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	765,000	769,781

		2,189,841

Electronic Parts Distribution — 0.5%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,920,000	1,962,604

Energy-Alternate Sources — 1.5%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	3,028,000	3,217,250
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	2,533,000	2,653,317

		5,870,567

Enterprise Software/Service — 1.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	3,820,000	4,101,725

Finance-Auto Loans — 1.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	2,060,000	2,273,725
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,066,000	2,169,300

		4,443,025

Finance-Consumer Loans — 2.3%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,965,000	3,016,887
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	313,000	333,345
Navient Corp. Senior Notes 5.63% due 08/01/2033	2,926,000	2,523,675
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	2,610,000	2,753,550

		8,627,457

Finance-Credit Card — 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,484,000

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	2,370,000	2,464,800

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,650,000

Food-Retail — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,580,000	2,270,400

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,350,000	1,309,500

Gambling (Non-Hotel) — 1.1%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,878,000	2,000,070

Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,855,000	2,051,964
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	8,429

		4,060,463

Hotels/Motels — 1.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	1,761,000	1,932,698
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	2,085,000	2,129,748

		4,062,446

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	2,025,000	2,027,531

Internet Connectivity Services — 0.9%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,073,000	2,189,606
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,230,000	1,323,923

		3,513,529

Internet Content-Entertainment — 0.5%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,710,000	1,846,116

Investment Management/Advisor Services — 1.2%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	4,521,000	4,653,698

Machinery-Construction & Mining — 0.3%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,228,000	1,301,680

Marine Services — 0.8%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	2,860,000	3,003,000

Medical-Drugs — 0.3%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,425,000	1,147,125

Medical-Hospitals — 2.7%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	1,845,000	1,775,813
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,281,819
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,942,000	3,011,725
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	2,953,000	2,905,014
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,575,000	1,478,531

		10,452,902

Metal Processors & Fabrication — 1.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	2,293,000	2,493,637
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,774,510

		4,268,147

Non-Hazardous Waste Disposal — 0.3%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	1,009,000	1,031,703

Oil Companies-Exploration & Production — 5.0%
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,775,000	1,806,062
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	1,610,000	1,628,113
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	2,105,000	2,057,637
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	2,285,000	2,330,700
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,708,000	2,694,460
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,067,000	2,196,187
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	1,900,000	1,933,250
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,280,000	1,903,800

SM Energy Co. Senior Notes 5.63% due 06/01/2025	400,000	389,000
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	675,000	700,313
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,276,000	1,384,460

		19,023,982

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,810,463

Oil Refining & Marketing — 1.0%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	449,000	475,940
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	3,183,000	3,290,426

		3,766,366

Oil-Field Services — 0.6%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	2,960,000	2,112,700

Paper & Related Products — 0.6%
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,226,000	2,259,390

Pipelines — 6.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,303,000	1,355,120
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	1,125,000	1,160,156
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,995,781
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	2,054,000	2,115,620
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	1,730,000	1,829,475
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,925,000	1,958,707
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,606,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,827,000	2,961,282
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	2,072,000	2,108,260
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,709,000	1,683,365
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,081,000	2,107,013
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	2,560,000	2,646,400

		25,527,679

Poultry — 0.5%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	1,875,000	1,950,000

Precious Metals — 0.5%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	2,060,000	2,060,000

Publishing-Books — 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,855,000	1,866,594

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,504,675

Radio — 0.7%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,470,000	2,602,763

Real Estate Investment Trusts — 4.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,460,000	2,527,650
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,034,000	2,102,648

GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	1,855,000	1,938,475
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,883,827
iStar, Inc. Senior Notes 5.25% due 09/15/2022	2,024,000	2,074,600
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	933,920
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,234,000	2,295,435
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021	2,451,000	2,567,422

		16,323,977

Real Estate Management/Services — 1.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,936,125
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,306,528

		5,242,653

Rental Auto/Equipment — 1.0%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	1,613,000	1,770,267
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,985,000	1,994,925

		3,765,192

Resort/Theme Parks — 0.5%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	1,940,000	1,995,775

Retail-Appliances — 0.6%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,261,000	2,215,780

Retail-Automobile — 0.5%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,931,000	2,025,136

Retail-Misc./Diversified — 0.4%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,331,000	1,390,496

Retail-Office Supplies — 0.9%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	3,820,000	3,371,150

Retail-Restaurants — 1.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,695,000	2,695,000
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	2,110,000	2,168,025

		4,863,025

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,605,000	2,748,275

Telecom Services — 0.5%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,915,000	1,931,756

Telecommunication Equipment — 0.5%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,696,000	1,768,080

Telephone-Integrated — 1.0%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,875,000	1,903,125
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,665,000	1,776,347

		3,679,472

Television — 0.6%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,905,000	2,166,938

Travel Services — 0.7%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,503,581

Wireless Equipment — 0.7%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	2,790,000	2,821,388

Total U.S. Corporate Bonds & Notes (cost $274,483,145)		281,754,275

FOREIGN CORPORATE BONDS & NOTES — 21.3%
Agricultural Chemicals — 0.6%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,070,000	2,189,025

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Senior Notes 5.00% due 10/01/2025*	1,890,000	1,904,175

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	2,064,000	2,151,720

Cable/Satellite TV — 4.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,550,000	3,891,687
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	3,255,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	5,217,000	5,608,275
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,251,000	1,279,148
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,900,000	1,938,000

		15,972,110

Cellular Telecom — 0.6%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,087,000	2,180,915

Chemicals-Diversified — 1.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,340,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	1,810,000	1,905,025

		4,245,275

Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,678,109

Cruise Lines — 0.5%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,925,000	2,064,563

Diamonds/Precious Stones — 0.1%
Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*	225,000	232,313

Diversified Minerals — 0.6%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	2,430,000	2,478,600

Finance-Consumer Loans — 0.3%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	1,212,000	1,246,845

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	1,690,000	1,897,025

Medical-Drugs — 1.4%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	735,375
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	2,390,000	2,019,550
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	2,399,000	2,596,917

		5,351,842

Metal-Copper — 1.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	2,220,000	2,347,650
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,500,000	1,653,750

		4,001,400

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	2,982,000	1,049,291

Oil Companies-Exploration & Production — 1.8%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	4,417,000	4,041,555
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,881,000	2,866,595

		6,908,150

Oil-Field Services — 1.6%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,503,676
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	2,400,000	2,334,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	1,200,000	1,284,000

		6,121,676

Paper & Related Products — 0.7%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	2,050,000	2,111,500

Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	705,000	740,250

		2,851,750

Printing-Commercial — 1.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	3,983,000	4,147,299

Satellite Telecom — 1.6%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,430,000	2,071,575
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	2,340,000	1,420,087
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	2,297,000	2,572,640

		6,064,302

Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	1,135,000	1,222,963

Semiconductor Equipment — 0.4%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	1,310,000	1,375,500

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Steel-Producers — 0.7%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,300,000	2,652,981

Total Foreign Corporate Bonds & Notes (cost $80,586,550)		80,987,829

LOANS(6)(7)(8) — 1.3%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.8%
RentPath LLC FRS 2nd Lien 10.24% (1 ML +9.00%) due 12/17/2022	2,913,240	2,829,485

Publishing-Books — 0.5%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.24% (1 ML +3.00%) due 05/29/2021	2,114,186	2,014,643

Total Loans (cost $4,841,841)		4,844,128

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	621,991

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,642,756)	1,604,000	1,876,680

Total Long-Term Investment Securities (cost $361,554,300)		370,084,903

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 10/31/2017, to be purchased 11/01/2017 in the amount $6,689,022 and collaterallized by $6,135,000 of United States Treasury Bonds, bearing interest at 3.38% due 05/15/2044 and having an approximate value of $6,827,537 (cost $6,689,000)	6,689,000	6,689,000

TOTAL INVESTMENTS (cost $368,243,300)	99.1%	376,773,903
Other assets less liabilities	0.9	3,303,987

NET ASSETS	100.0%	$380,077,890

#	Effective October 9, 2017, the Portfolio’s name changed to SA PineBridge High-Yield Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $223,853,508 representing 58.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Securities are classified as Level 3 (see Note 1).
(2)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $630,420 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.

(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	822	$8	$621,991	$756.68	0.16%

(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$2,633,733	$100,223	$2,733,956
Gambling (Non-Hotel)	—	4,052,034	8,429	4,060,463
Rubber/Plastic Products	—	—	0	0
Other Industries	—	274,959,856	—	274,959,856
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	80,987,829	—	80,987,829
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,844,128	—	4,844,128
Common Stocks	—	—	621,991	621,991
Preferred Securities/Capital Securities	—	1,876,680	—	1,876,680
Repurchase Agreements	—	6,689,000	—	6,689,000

Total Investments at Value	$—	$376,043,260	$730,643	$376,773,903

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.5%
Australia — 5.3%
Australia & New Zealand Banking Group, Ltd.	314,463	$7,200,972
Challenger, Ltd.	554,217	5,641,460
Insurance Australia Group, Ltd.	723,577	3,632,860
Vicinity Centres	827,030	1,677,363

		18,152,655

Canada — 5.4%
BCE, Inc.	58,300	2,691,986
Encana Corp.	277,500	3,245,853
Intact Financial Corp.	48,700	3,980,633
Magna International, Inc.	34,997	1,909,223
Suncor Energy, Inc.	196,451	6,669,680

		18,497,375

Cayman Islands — 0.1%
Qudian, Inc. ADR†	9,249	230,300

Denmark — 1.1%
Danske Bank A/S	94,210	3,593,938

Finland — 0.9%
Nokia OYJ	606,151	2,980,341

France — 16.4%
AXA SA	209,160	6,317,583
Cie de Saint-Gobain	55,809	3,273,858
Eurazeo SA	40,419	3,757,619
Natixis SA	409,452	3,210,827
Sanofi	95,605	9,052,896
SCOR SE	99,897	4,147,829
Societe Generale SA	129,492	7,210,090
TOTAL SA	75,210	4,193,811
Valeo SA	44,224	2,992,981
Veolia Environnement SA	186,703	4,423,561
Vinci SA	78,655	7,700,765

		56,281,820

Germany — 8.1%
Allianz SE	16,303	3,785,764
Bayer AG	34,046	4,429,851
Henkel AG & Co. KGaA (Preference Shares)	17,247	2,420,864
KION Group AG	27,487	2,199,972
LANXESS AG	21,254	1,660,747
RWE AG†	126,493	3,162,030
Siemens AG	59,379	8,473,031
thyssenkrupp AG	61,652	1,644,930

		27,777,189

Hong Kong — 1.5%
AIA Group, Ltd.	690,800	5,197,780

Ireland — 4.7%
Bank of Ireland Group PLC†	308,929	2,421,110
CRH PLC	78,732	2,968,683
Dalata Hotel Group PLC†	382,312	2,382,547
Johnson Controls International PLC	91,000	3,766,490
Kerry Group PLC, Class A (ISE)	35,445	3,569,355
Kerry Group PLC, Class A (LSE)	9,593	966,139

		16,074,324

Italy — 0.6%
Telecom Italia SpA RSP	2,994,466	2,129,486

Japan — 20.3%
Hoya Corp.	69,500	3,752,346
ITOCHU Corp.	189,700	3,300,001
Japan Airlines Co., Ltd.	105,300	3,583,932
KDDI Corp.	68,300	1,816,448
Mitsubishi Corp.	238,400	5,552,987
Mitsui Fudosan Co., Ltd.	122,800	2,836,048
Mizuho Financial Group, Inc.	1,513,800	2,727,916
Nintendo Co., Ltd.	9,100	3,505,387
Nippon Telegraph & Telephone Corp.	116,400	5,602,719
Nissan Motor Co., Ltd.	631,400	6,099,933
NSK, Ltd.	206,500	2,933,007
ORIX Corp.	190,900	3,254,559
Panasonic Corp.	196,800	2,943,216
Sanwa Holdings Corp.	242,100	3,021,326
Seven & i Holdings Co., Ltd.	59,800	2,404,517
Shiseido Co., Ltd.	63,000	2,589,147
Sumitomo Mitsui Financial Group, Inc.	141,500	5,621,173
TDK Corp.	60,600	4,620,747
Yamaha Motor Co., Ltd.	116,600	3,455,802

		69,621,211

Jersey — 1.8%
Ferguson PLC	45,936	3,212,171
Glencore PLC	633,041	3,052,008

		6,264,179

Netherlands — 6.4%
Akzo Nobel NV	24,354	2,205,386
Fiat Chrysler Automobiles NV†	131,613	2,275,111
ING Groep NV	800,237	14,783,989
Koninklijke Ahold Delhaize NV	138,609	2,608,364

		21,872,850

New Zealand — 1.0%
Spark New Zealand, Ltd.	1,424,226	3,586,521

Norway — 1.5%
DNB ASA	141,817	2,734,596
Orkla ASA	259,055	2,535,681

		5,270,277

South Korea — 1.7%
Samsung Electronics Co., Ltd.	2,398	5,894,669

Spain — 0.7%
Aena SME SA*	12,909	2,368,334

Sweden — 2.5%
Com Hem Holding AB	181,529	2,725,651
Skandinaviska Enskilda Banken AB, Class A	238,559	2,940,793
Swedbank AB, Class A	112,196	2,784,914

		8,451,358

Switzerland — 5.3%
Chubb, Ltd.	33,106	4,993,047
Credit Suisse Group AG†	122,844	1,936,888
LafargeHolcim, Ltd.	38,041	2,148,660
Novartis AG†	80,923	6,667,539
UBS Group AG†	147,079	2,503,284

		18,249,418

United Kingdom — 14.2%
AstraZeneca PLC	84,617	5,655,166
BAE Systems PLC	445,124	3,508,721
Imperial Brands PLC	97,503	3,976,255
Lloyds Banking Group PLC	1,621,980	1,471,126
Prudential PLC	299,757	7,373,224
Rio Tinto PLC	107,633	5,072,679
Royal Dutch Shell PLC, Class A	232,871	7,314,517
Royal Dutch Shell PLC, Class B	131,283	4,222,213
SSE PLC	196,063	3,598,743
Vodafone Group PLC	2,282,619	6,536,260

		48,728,904

Total Long-Term Investment Securities (cost $290,563,272)		341,222,929

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
1.01% due 11/24/2017	$20,000	19,988
1.03% due 12/07/2017	133,000	132,869
1.06% due 01/25/2018	121,000	120,686

Total Short-Term Investment Securities (cost $273,549)		273,543

REPURCHASE AGREEMENTS — 0.0%
Agreement with Bank of America NA, bearing interest at 1.04%, dated 10/31/2017 to be repurchased 11/01/2017 in the amount of $105,003 and collateralized by $102,000 of United States Treasury Bonds, bearing interest at 3.13%, due 08/15/2044 and having an approximate value of $108,755 (cost $105,000)	105,000	105,000

TOTAL INVESTMENTS (cost $290,941,821)	99.6%	341,601,472
Other assets less liabilities	0.4	1,272,965

NET ASSETS	100.0%	$342,874,437

#	Effective October 9, 2017, the Portfolio’s name changed to SA Putnam International Growth and Income Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $2,368,334 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	1,737,400	USD	1,346,746	01/17/2018	$17,943	$—
	CAD	5,307,000	USD	4,250,531	01/17/2018	133,545	—
	JPY	189,145,900	USD	1,715,894	11/15/2017	51,535	—
	USD	3,029,877	HKD	23,605,800	11/15/2017	—	(3,806)
	USD	2,134,709	JPY	240,252,300	11/15/2017	—	(20,648)
	USD	2,048,827	EUR	1,739,700	12/20/2017	—	(16,766)
	USD	4,868,219	GBP	3,741,100	12/20/2017	107,937	—

						310,960	(41,220)

Barclays Bank PLC	USD	3,267,596	HKD	25,456,600	11/15/2017	—	(4,268)
	USD	675,709	JPY	74,294,200	11/15/2017	—	(21,969)

						—	(26,237)

Citibank N.A.	CAD	1,785,900	USD	1,430,675	01/17/2018	45,236	—
	DKK	8,240,600	USD	1,323,245	12/20/2017	29,516	—
	USD	2,512,019	JPY	276,056,300	11/15/2017	—	(82,906)
	USD	3,710,938	GBP	2,852,900	12/20/2017	83,795	—
	USD	638,631	AUD	817,400	01/17/2018	—	(13,465)

						158,547	(96,371)

Credit Suisse International	NZD	708,800	USD	509,383	01/17/2018	24,982	—

Goldman Sachs International	CAD	1,614,400	USD	1,293,295	01/17/2018	40,900	—
	EUR	8,054,300	USD	9,651,669	12/20/2017	243,821	—
	USD	7,809,009	JPY	860,435,500	11/15/2017	—	(237,746)
	USD	2,119,041	EUR	1,760,200	12/20/2017	—	(63,035)

						284,721	(300,781)

HSBC Bank USA, N.A.	CAD	1,251,500	USD	1,002,491	01/17/2018	31,621	—
	USD	3,313,612	AUD	4,241,000	01/17/2018	—	(69,999)

						31,621	(69,999)

JPMorgan Chase Bank, N.A.	CAD	1,912,800	USD	1,531,870	01/17/2018	47,987	—
	EUR	2,876,500	USD	3,428,291	12/20/2017	68,387	—
	NOK	20,190,600	USD	2,601,598	12/20/2017	126,634	—
	NZD	3,945,700	USD	2,835,459	01/17/2018	138,925	—
	USD	4,537,188	SGD	6,152,200	11/15/2017	—	(23,528)
	USD	12,132,963	CHF	11,601,600	12/20/2017	—	(465,379)
	USD	3,071,394	GBP	2,356,900	12/20/2017	63,593	—
	USD	325,020	SEK	2,572,700	12/20/2017	—	(16,796)
	USD	198,720	CAD	248,200	01/17/2018	—	(6,175)

						445,526	(511,878)

State Street Bank and Trust Co.	CAD	4,098,600	USD	3,283,562	01/17/2018	104,012	—
	USD	445,349	SEK	3,527,200	12/20/2017	—	(22,771)
	USD	2,623,057	AUD	3,357,500	01/17/2018	—	(55,165)
	USD	1,501,779	ILS	5,284,700	01/17/2018	2,995	—

						107,007	(77,936)

UBS AG	CAD	3,598,900	USD	2,882,671	01/17/2018	90,771	—
	USD	79,558	GBP	61,100	12/20/2017	1,713	—

						92,484	—

Westpac Banking Corp.	CAD	3,480,700	USD	2,788,129	01/17/2018	87,923	—
	EUR	1,470,900	USD	1,742,675	12/20/2017	24,586	—

						112,509	—

Net Unrealized Appreciation/(Depreciation)						$1,568,357	$(1,124,422)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*

Banks-Commercial	10.6%
Medical-Drugs	7.4
Diversified Banking Institutions	7.2
Oil Companies-Integrated	6.4
Insurance-Life/Health	5.3
Insurance-Multi-line	4.4
Telephone-Integrated	2.7
Import/Export	2.6
Diversified Manufacturing Operations	2.5
Auto-Cars/Light Trucks	2.5
Metal-Diversified	2.4
Building-Heavy Construction	2.3
Insurance-Property/Casualty	2.3
Food-Misc./Diversified	2.0
Electric-Integrated	2.0
Cellular Telecom	1.9
Telecom Services	1.8
Electronic Components-Semiconductors	1.7
Building Products-Cement	1.5
Food-Retail	1.5
Auto/Truck Parts & Equipment-Original	1.5
Computers-Memory Devices	1.3
Water	1.3
Insurance-Reinsurance	1.2
Tobacco	1.2
Chemicals-Diversified	1.1
Building Products-Air & Heating	1.1
Private Equity	1.1
Electronic Components-Misc.	1.1
Airlines	1.0
Aerospace/Defense	1.0
Toys	1.0
Motorcycle/Motor Scooter	1.0
Building & Construction Products-Misc.	1.0
Finance-Leasing Companies	1.0
Oil Companies-Exploration & Production	0.9
Distribution/Wholesale	0.9
Building Products-Doors & Windows	0.9
Wireless Equipment	0.9
Audio/Video Products	0.9
Metal Processors & Fabrication	0.9
Real Estate Operations & Development	0.8
Internet Connectivity Services	0.8
Cosmetics & Toiletries	0.8
Soap & Cleaning Preparation	0.7
Hotels/Motels	0.7
Airport Development/Maintenance	0.7
Machinery-Material Handling	0.6
Real Estate Investment Trusts	0.5
Steel-Producers	0.5
U.S. Government Treasuries	0.1
Commercial Services-Finance	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of Ocober 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$341,222,929	$—	$—	$341,222,929
Short-Term Investment Securities	—	273,543	—	273,543
Repurchase Agreements	—	105,000	—	105,000

Total Investments at Value	$341,222,929	$378,543	$—	$341,601,472

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,568,357	$—	$1,568,357

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,124,422	$—	$1,124,422

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,197,780 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Pyramis Real Estate Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Hotels/Motels — 0.9%
Marriott International, Inc., Class A	26,300	$3,142,324

Real Estate Investment Trusts — 97.4%
Acadia Realty Trust	54,500	1,534,175
Agree Realty Corp.	59,300	2,804,297
American Assets Trust, Inc.	49,900	1,935,621
American Homes 4 Rent, Class A	281,700	5,994,576
American Tower Corp.	7,200	1,034,424
AvalonBay Communities, Inc.	88,425	16,034,105
Boston Properties, Inc.	102,442	12,413,922
CareTrust REIT, Inc.	176,100	3,328,290
Cedar Realty Trust, Inc.	290,408	1,579,819
Colony NorthStar, Inc., Class A	226,603	2,782,685
CoreCivic, Inc.	147,500	3,637,350
CoreSite Realty Corp.	29,400	3,256,050
Corporate Office Properties Trust	135,200	4,316,936
DCT Industrial Trust, Inc.	192,698	11,180,338
DDR Corp.	252,840	1,939,283
DiamondRock Hospitality Co.	376,300	4,086,618
Digital Realty Trust, Inc.	14,814	1,754,570
Douglas Emmett, Inc.	197,400	7,854,546
Duke Realty Corp.	305,200	8,692,096
Education Realty Trust, Inc.	100,500	3,507,450
Equinix, Inc.	49,100	22,757,850
Equity LifeStyle Properties, Inc.	82,896	7,334,638
Equity Residential	59,454	3,998,876
Essex Property Trust, Inc.	45,413	11,917,734
Extra Space Storage, Inc.	137,129	11,188,355
Four Corners Property Trust, Inc.	82,700	2,041,036
Gaming and Leisure Properties, Inc.	78,900	2,883,006
GGP, Inc.	441,000	8,581,860
Gramercy Property Trust	115,166	3,420,430
Healthcare Realty Trust, Inc.	233,500	7,528,040
Highwoods Properties, Inc.	140,700	7,182,735
Host Hotels & Resorts, Inc.	212,387	4,154,290
Hudson Pacific Properties, Inc.	198,200	6,703,124
LaSalle Hotel Properties	75,400	2,127,034
Mid-America Apartment Communities, Inc.	88,875	9,096,356
National Retail Properties, Inc.	135,500	5,444,390
Outfront Media, Inc.	134,600	3,156,370
Prologis, Inc.	118,567	7,657,057
Public Storage	45,042	9,334,954
Rexford Industrial Realty, Inc.	82,400	2,446,456
Sabra Health Care REIT, Inc.	176,993	3,525,701
Simon Property Group, Inc.	85,769	13,322,499
SL Green Realty Corp.	80,900	7,740,512
Spirit Realty Capital, Inc.	425,600	3,536,736
Sunstone Hotel Investors, Inc.	334,600	5,460,672
Taubman Centers, Inc.	44,734	2,112,339
Terreno Realty Corp.	63,280	2,323,642
Urban Edge Properties	316,250	7,419,225
Ventas, Inc.	232,445	14,585,924
VEREIT, Inc.	619,153	4,885,117
Washington Real Estate Investment Trust	161,300	5,192,247
Welltower, Inc.	124,264	8,320,717

		317,047,073

Real Estate Management/Services — 0.8%
Safety Income and Growth, Inc.	41,600	747,552
Vonovia SE	40,000	1,759,389

		2,506,941

Total Long-Term Investment Securities (cost $313,177,848)		322,696,338

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 11/01/2017 (cost $2,216,000)	$2,216,000	2,216,000

TOTAL INVESTMENTS (cost $315,393,848)	99.8%	324,912,338
Other assets less liabilities	0.2	508,214

NET ASSETS	100.0%	$325,420,552

#	Effective October 9, 2017, the Portfolio’s name changed to SA Pyramis Real Estate Portfolio.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$322,696,338	$—	$—	$322,696,338
Short-Term Investment Securities	—	2,216,000	—	2,216,000

Total Investments at Value	$322,696,338	$2,216,000	$—	$324,912,338

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 38.8%
Australia — 0.6%
ASX, Ltd.	1,975	$81,594
BHP Billiton, Ltd.	13,146	267,027
BWP Trust	18,979	44,884
carsales.com, Ltd.	16,819	176,481
Charter Hall Group	19,764	87,733
Coca-Cola Amatil, Ltd.	44,963	280,461
Macquarie Group, Ltd.	8,810	663,148
McMillan Shakespeare, Ltd.	6,444	77,678
Myer Holdings, Ltd.	30,369	17,781
OZ Minerals, Ltd.	26,866	165,523
Perseus Mining, Ltd.†	116,116	28,438
Platinum Asset Management, Ltd.	9,303	51,976
Rio Tinto, Ltd.	5,906	313,925
Shopping Centres Australasia Property Group	27,847	50,085
Sirtex Medical, Ltd.	11,151	116,580
Telstra Corp., Ltd.	156,782	424,775
Woodside Petroleum, Ltd.	16,317	383,763

		3,231,852

Austria — 0.1%
Oesterreichische Post AG	879	39,072
OMV AG	4,858	291,883
Raiffeisen Bank International AG†	4,787	166,782

		497,737

Belgium — 0.1%
AGFA Gevaert NV†	5,659	26,612
Melexis NV	1,564	156,695
Proximus SADP	8,558	284,210
Sofina SA	312	46,919

		514,436

Bermuda — 0.6%
Assured Guaranty, Ltd.	6,800	252,280
Athene Holding, Ltd., Class A†	3,500	182,455
CK Infrastructure Holdings, Ltd.	44,000	382,957
Essent Group, Ltd.†	13,276	565,823
Everest Re Group, Ltd.	3,439	816,591
Hongkong Land Holdings, Ltd.	21,900	158,775
Kunlun Energy Co., Ltd.	110,000	101,943
Signet Jewelers, Ltd.	2,100	137,697
Third Point Reinsurance, Ltd.†	25,200	420,840
Validus Holdings, Ltd.	14,700	765,576

		3,784,937

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	68,400
Cielo SA	24,160	165,286
Multiplus SA	1,900	22,071

		255,757

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.†	4,000	195,240

Canada — 1.3%
Agrium, Inc.	1,200	130,641
Athabasca Oil Corp.†	52,800	47,475
Baytex Energy Corp.†	45,200	124,378
BCE, Inc.	15,900	734,178
Birchcliff Energy, Ltd.	31,000	126,153
Bonavista Energy Corp.	49,200	104,494
Cameco Corp.	25,800	209,584
Canadian National Railway Co.	5,000	402,333
Canadian Real Estate Investment Trust	900	32,509
Cenovus Energy, Inc.	21,800	211,562
Centerra Gold, Inc.†	10,600	71,976
CGI Group, Inc., Class A†	16,922	899,157
CI Financial Corp.	11,800	262,324
Crescent Point Energy Corp.	24,300	199,847
Crew Energy, Inc.†	23,200	78,586
Dorel Industries, Inc., Class B	500	13,038
Eldorado Gold Corp.	9,100	11,427
Enbridge Income Fund Holdings, Inc.	9,800	228,421
First Quantum Minerals, Ltd.	7,200	80,533
Genworth MI Canada, Inc.	7,800	242,386
Goldcorp, Inc.	15,900	207,670
Gran Tierra Energy, Inc.†	27,200	59,024
Husky Energy, Inc.†	18,700	242,356
Imperial Oil, Ltd.	8,500	275,603
Linamar Corp.	3,400	206,303
Magna International, Inc.	4,700	256,403
MEG Energy Corp.†	12,300	54,631
Nevsun Resources, Ltd.	12,900	30,398
North West Co., Inc.	900	21,961
Obsidian Energy, Ltd.†	23,700	25,168
Pengrowth Energy Corp.†	56,700	63,728
Precision Drilling Corp.†	27,900	83,694
Restaurant Brands International, Inc.	3,600	232,587
Spartan Energy Corp.†	30,200	159,884
Stantec, Inc.	5,000	142,857
Surge Energy, Inc.	31,400	52,573
Tahoe Resources, Inc.	28,500	136,745
Teck Resources, Ltd., Class B	18,300	373,915
Tourmaline Oil Corp.†	10,100	184,839
Transcontinental, Inc., Class A	8,500	188,699
Waste Connections, Inc.	2,250	158,970
West Fraser Timber Co., Ltd.	2,300	139,897
Yamana Gold, Inc.	27,500	71,409

		7,580,316

Cayman Islands — 0.0%
WH Group, Ltd.*	269,500	272,906

Chile — 0.0%
Enel Americas SA ADR	18,096	191,818

China — 0.0%
Bank of China, Ltd.	209,000	104,214
Dongfeng Motor Group Co., Ltd., Class H	68,000	93,265

		197,479

Denmark — 0.3%
Novo Nordisk A/S, Class B	25,239	1,255,579
Scandinavian Tobacco Group A/S*	8,815	149,027
Spar Nord Bank A/S	3,105	39,491
Vestas Wind Systems A/S	3,270	288,443

		1,732,540

Finland — 0.1%
Neste Oyj	2,595	144,580
Sampo Oyj, Class A	1,165	61,040

Stora Enso Oyj, Class R	6,520	101,998
UPM-Kymmene Oyj	14,077	423,058

		730,676

France — 1.3%
AXA SA	16,947	511,876
BNP Paribas SA	11,603	906,096
Cie Generale des Etablissements Michelin	2,213	320,164
Dassault Aviation SA	107	166,891
Dassault Systemes SE	1,701	180,645
Edenred	14,750	425,243
Engie SA	12,903	218,086
Euler Hermes SA	1,650	191,451
Hermes International	242	125,598
Ipsen SA	529	63,962
Metropole Television SA	5,607	129,647
Neopost SA	3,019	111,268
Peugeot SA	8,339	197,819
Publicis Groupe SA	8,771	571,737
Safran SA	2,980	313,905
Sanofi	10,275	972,946
Societe BIC SA	3,976	419,933
Societe Generale SA	8,393	467,321
TOTAL SA	20,206	1,126,714

		7,421,302

Germany — 1.1%
BASF SE	4,727	515,494
Bayer AG	4,560	593,318
Commerzbank AG†	15,716	215,379
Covestro AG*	12,449	1,194,320
CTS Eventim AG & Co. KGaA	4,767	196,904
Deutsche Bank AG	25,466	413,813
Deutsche Boerse AG	2,987	308,554
Deutsche Euroshop AG	3,733	135,996
Deutsche Lufthansa AG	5,345	170,596
HUGO BOSS AG	2,228	199,422
K+S AG	9,488	230,104
Muenchener Rueckversicherungs-Gesellschaft AG	1,095	244,962
Porsche Automobil Holding SE (Preference Shares)	4,667	338,739
ProSiebenSat.1 Media SE	7,192	250,867
RWE AG†	14,768	369,166
SAP SE	1,292	146,977
Siemens AG	4,621	659,389
Uniper SE	5,623	157,985

		6,341,985

Greece — 0.0%
Piraeus Bank SA†	3,860	11,106

Guernsey — 0.0%
Amdocs, Ltd.	2,173	141,462

Hong Kong — 0.4%
BOC Hong Kong Holdings, Ltd.	55,500	264,289
China Mobile, Ltd.	9,500	95,409
CLP Holdings, Ltd.	57,000	579,761
Dah Sing Financial Holdings, Ltd.	3,200	21,494
Guangdong Investment, Ltd.	106,000	153,537
Henderson Land Development Co., Ltd.	16,500	107,548
HKT Trust & HKT, Ltd.	111,000	135,453
Hopewell Holdings, Ltd.	9,000	34,609
Hysan Development Co., Ltd.	14,000	67,655
I-CABLE Communications, Ltd.†	9,218	288
Shanghai Industrial Holdings, Ltd.	22,000	67,539
Sino Land Co., Ltd.	78,000	134,376
Sun Hung Kai Properties, Ltd.	17,000	278,053
Swire Pacific, Ltd., Class A	12,000	118,517
Swire Properties, Ltd.	12,400	41,882
Wharf Holdings, Ltd.	25,000	227,363
Wheelock & Co., Ltd.	26,000	180,967

		2,508,740

India — 0.0%
Infosys, Ltd. ADR	16,600	246,510

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	213,700	119,751
Telekomunikasi Indonesia Persero Tbk PT	743,800	221,015
United Tractors Tbk PT	74,900	191,495

		532,261

Ireland — 0.3%
Accenture PLC, Class A	3,200	455,552
Allegion PLC	400	33,356
Bank of Ireland Group PLC†	28,578	223,969
Jazz Pharmaceuticals PLC†	2,600	367,978
Medtronic PLC	4,900	394,548
Seagate Technology PLC	6,400	236,608

		1,712,011

Isle of Man — 0.1%
Playtech PLC	22,641	295,895

Israel — 0.3%
Bank Hapoalim B.M.	48,322	341,976
Bank Leumi Le-Israel B.M.	58,981	326,123
Check Point Software Technologies, Ltd.†	3,600	423,756
First International Bank of Israel, Ltd.	3,167	60,116
Israel Discount Bank, Ltd., Class A†	11,994	31,851
Taro Pharmaceutical Industries, Ltd.†	2,200	247,324
Teva Pharmaceutical Industries, Ltd. ADR	25,100	346,380

		1,777,526

Italy — 0.5%
ASTM SpA	3,156	87,495
Atlantia SpA	9,133	297,880
Banca Mediolanum SpA	13,858	118,082
Enel SpA	64,530	400,268
Mediobanca SpA	76,461	838,107
Moncler SpA	6,570	186,582
Recordati SpA	6,381	296,647
Societa Iniziative Autostradali e Servizi SpA	12,981	220,917

UniCredit SpA†	18,928	362,253

		2,808,231

Japan — 3.5%
ABC-Mart, Inc.	3,300	166,009
ADEKA Corp.	1,600	27,468
Ajis Co., Ltd.	400	8,584
Aozora Bank, Ltd.	500	19,458
Asahi Kasei Corp.	22,000	264,878
Astellas Pharma, Inc.	85,200	1,130,330
Awa Bank, Ltd.	2,000	13,473
Bank of Kyoto, Ltd.	3,600	187,432
Bridgestone Corp.	8,900	421,890
Central Japan Railway Co.	6,000	1,085,440
Chiba Bank, Ltd.	21,000	159,201
Daicel Corp.	32,900	406,819
Daido Steel Co., Ltd.	500	31,441
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	4,700	67,789
Daiwa Securities Group, Inc.	24,000	148,954
DIC Corp.	3,200	117,919
Dowa Holdings Co., Ltd.	3,500	146,366
Fujibo Holdings, Inc.	700	22,009
Fujitsu General, Ltd.	7,200	136,965
Fuso Chemical Co., Ltd.	6,900	219,674
Goldcrest Co., Ltd.	2,900	62,461
GungHo Online Entertainment, Inc.	79,400	212,981
Hachijuni Bank, Ltd.	40,200	249,604
Harmonic Drive Systems, Inc.	2,100	108,597
Haseko Corp.	6,300	90,867
Hyakugo Bank, Ltd.	6,000	27,914
Inaba Denki Sangyo Co., Ltd.	400	17,466
Inpex Corp.	44,700	473,516
ITOCHU Corp.	20,400	354,876
Iyo Bank, Ltd.	28,200	241,066
Japan Petroleum Exploration Co., Ltd.	7,300	149,525
Japan Post Bank Co., Ltd.	25,100	315,889
JFE Holdings, Inc.	3,800	80,876
JTEKT Corp.	4,500	73,453
JXTG Holdings, Inc.	18,900	96,939
Kaken Pharmaceutical Co., Ltd.	4,200	212,022
Kanematsu Electronics, Ltd.	2,300	71,303
KDDI Corp.	34,700	922,851
Keihin Corp.	1,000	18,231
Keyence Corp.	300	165,771
Kuraray Co., Ltd.	2,500	48,877
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	23,141
Lawson, Inc.	2,300	149,686
Maeda Road Construction Co., Ltd.	7,000	150,029
Mazda Motor Corp.	9,800	139,797
Mitsubishi Chemical Holdings Corp.	19,800	205,044
Mitsubishi Corp.	10,000	232,927
Mitsubishi Tanabe Pharma Corp.	4,600	100,896
Mitsubishi UFJ Financial Group, Inc.	52,600	352,733
Mitsui Sugar Co., Ltd.	2,700	92,133
Mixi, Inc.	7,100	344,681
Nagase & Co., Ltd.	1,200	20,252
Nexon Co., Ltd.†	24,700	660,376
NHK Spring Co., Ltd.	2,800	31,717
Nippo Corp.	1,000	20,799
Nippon Telegraph & Telephone Corp.	18,800	904,907
Nissin Electric Co., Ltd.	11,600	141,296
NOF Corp.	11,000	315,378
Nomura Holdings, Inc.	78,400	447,350
NTT DOCOMO, Inc.	50,700	1,222,186
Oji Holdings Corp.	15,000	87,331
Oracle Corp. Japan	1,600	134,383
Sakai Moving Service Co., Ltd.	400	23,112
Secom Co., Ltd.	3,100	233,839
Sega Sammy Holdings, Inc.	8,300	115,991
Seven Bank, Ltd.	57,800	212,483
Shiga Bank, Ltd.	15,000	85,352
Shimamura Co., Ltd.	700	77,692
Shin-Etsu Chemical Co., Ltd.	3,400	356,132
Shinmaywa Industries, Ltd.	6,000	58,520
Shinsei Bank, Ltd.	12,200	203,968
Shizuoka Bank, Ltd.	25,000	241,194
Sinko Industries, Ltd.	4,800	78,012
SMC Corp.	700	266,198
Sony Corp.	12,100	469,613
Start Today Co., Ltd.	3,600	97,832
Subaru Corp.	12,200	417,164
Sumitomo Chemical Co., Ltd.	19,000	132,677
Sumitomo Corp.	5,300	76,140
Sumitomo Mitsui Financial Group, Inc.	12,700	504,515
Sumitomo Seika Chemicals Co., Ltd	400	21,178
Suzuki Motor Corp.	4,000	217,229
Taisei Corp.	2,900	159,914
Takeuchi Manufacturing Co., Ltd.	4,100	85,602
Teikoku Piston Ring Co., Ltd.	2,100	73,598
Toagosei Co., Ltd.	12,600	162,452
Token Corp.	900	108,122
Tosoh Corp.	33,000	707,568
Toyo Ink SC Holdings Co., Ltd.	4,000	23,394
Toyo Kanetsu KK	1,500	56,660
Toyota Boshoku Corp.	2,900	57,946
TS Tech Co., Ltd.	1,100	39,084
Unipres Corp.†	2,000	53,296
USS Co., Ltd.	4,400	88,228
Wakita & Co., Ltd.	7,800	95,558
Yamato Kogyo Co., Ltd.	2,200	58,432
Yuasa Trading Co., Ltd.	600	21,978
Zenkoku Hosho Co., Ltd.	1,400	57,253

		20,292,152

Jersey — 0.1%
WPP PLC	34,867	617,757

Luxembourg — 0.1%
APERAM SA	541	29,105
ArcelorMittal†	4,323	123,952
RTL Group SA	1,799	133,467
Subsea 7 SA	10,406	174,920

		461,444

Malaysia — 0.0%
AMMB Holdings Bhd	30,400	30,734

Hong Leong Bank Bhd	6,300	23,721

		54,455

Marshall Islands — 0.1%
Gener8 Maritime, Inc.†	16,000	73,760
International Seaways, Inc.†	5,600	112,784
Scorpio Tankers, Inc.	17,200	61,232
Teekay Tankers, Ltd., Class A	34,600	51,208

		298,984

Mexico — 0.0%
Compartamos SAB de CV	41,100	41,589
Grupo Aeroportuario del Centro Norte SAB de CV	21,500	108,612

		150,201

Netherlands — 0.4%
BE Semiconductor Industries NV	3,051	239,714
EXOR NV	1,591	102,023
Gemalto NV	1,797	71,128
Koninklijke Vopak NV	4,853	210,151
LyondellBasell Industries NV, Class A	5,200	538,356
Mylan NV†	16,600	592,786
NN Group NV	6,337	265,444
Unilever NV CVA	4,174	242,642

		2,262,244

Norway — 0.1%
Leroey Seafood Group ASA	31,676	190,258
Salmar ASA	10,338	308,444
SpareBank 1 SR Bank ASA	2,722	30,159
Yara International ASA	3,062	145,377

		674,238

Panama — 0.0%
Copa Holdings SA, Class A	1,000	123,190
McDermott International, Inc.†	2,900	19,198

		142,388

Poland — 0.0%
Polskie Gornictwo Naftowe I Gazownictwo SA	23,484	43,162

Portugal — 0.0%
EDP - Energias de Portugal SA	29,163	104,052

Puerto Rico — 0.0%
Triple-S Management Corp., Class B†	3,300	79,233

Russia — 0.1%
Lukoil PJSC ADR	1,699	90,098
Novatek PJSC GDR	972	110,905
Tatneft PJSC ADR	3,446	152,658

		353,661

Singapore — 0.4%
Broadcom, Ltd.	400	105,564
CapitaLand, Ltd.	43,200	116,311
China Aviation Oil Singapore Corp., Ltd.	16,900	21,945
ComfortDelGro Corp., Ltd.	38,800	57,498
Jardine Cycle & Carriage, Ltd.	2,300	66,464
Singapore Telecommunications, Ltd.	370,700	1,025,265
Yangzijiang Shipbuilding Holdings, Ltd.	610,500	705,405
Yanlord Land Group, Ltd.	67,200	88,246

		2,186,698

South Africa — 0.1%
Impala Platinum Holdings, Ltd.†	81,130	225,050
MMI Holdings, Ltd.	23,718	31,537
RMB Holdings, Ltd.	10,576	46,751
Sanlam, Ltd.	13,072	65,366
Truworths International, Ltd.	17,798	94,864
Vodacom Group, Ltd.	10,568	114,808

		578,376

South Korea — 0.2%
Hankook Tire Co., Ltd.	2,596	125,125
Kangwon Land, Inc.	3,042	93,132
KT&G Corp.	1,024	96,884
Samsung Electronics Co., Ltd.	124	304,812
SK Telecom Co., Ltd.	1,140	268,630

		888,583

Spain — 0.5%
Abertis Infraestructuras SA	6,615	143,091
Amadeus IT Group SA	4,424	300,179
Atresmedia Corp. de Medios de Comunicacion SA	6,799	69,853
Bolsas y Mercados Espanoles	8,938	307,085
Cia de Distribucion Integral Logista Holdings SA	18,548	434,597
Corp Financiera Alba SA	832	48,797
Endesa SA	3,722	85,194
Gas Natural SDG SA	5,723	122,462
Grupo Catalana Occidente SA	1,096	46,126
Mediaset Espana Comunicacion SA	10,750	116,857
Red Electrica Corp. SA	14,128	312,847
Repsol SA	32,231	603,900
Zardoya Otis SA	16,300	176,580

		2,767,568

Sweden — 0.5%
Atlas Copco AB, Class A	12,946	567,842
Industrivarden AB, Class C	5,565	143,053
Investor AB, Class B	10,930	541,692
JM AB	3,892	102,697
NetEnt AB	19,968	158,257
Sandvik AB	19,354	353,482
Svenska Cellulosa AB SCA, Class B	29,545	277,393
Swedish Match AB	15,285	575,859

		2,720,275

Switzerland — 1.4%
Flughafen Zurich AG	634	137,902
Garmin, Ltd.	5,500	311,355
Nestle SA†	18,941	1,592,893
Novartis AG†	22,976	1,893,076
Roche Holding AG†	8,580	1,982,349
Swiss Re AG†	7,196	676,935
Swisscom AG†	881	445,070
Transocean, Ltd.†	18,100	190,050

UBS Group AG†	64,171	1,092,190

		8,321,820

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,100	300,543

Thailand — 0.1%
PTT Exploration & Production PCL NVDR	66,000	171,358
PTT PCL NVDR	15,400	194,702

		366,060

Turkey — 0.1%
Enka Insaat ve Sanayi AS	51,749	78,438
Eregli Demir ve Celik Fabrikalari TAS	13,630	31,977
TAV Havalimanlari Holding AS	13,070	65,013
Turkiye Is Bankasi, Class C	73,768	138,842

		314,270

United Kingdom — 2.7%
Abcam PLC	3,255	43,015
Acacia Mining PLC	55,541	133,001
Admiral Group PLC	2,991	76,431
Ashmore Group PLC	28,367	145,013
AstraZeneca PLC	4,885	326,477
Barclays PLC	355,916	879,004
Barratt Developments PLC	9,527	82,816
Beazley PLC	13,764	92,409
Brewin Dolphin Holdings PLC	18,260	85,658
British American Tobacco PLC	6,800	439,920
BT Group PLC	121,706	420,759
Burberry Group PLC	13,585	343,176
Centrica PLC	134,670	303,708
Close Brothers Group PLC	13,902	256,464
Dechra Pharmaceuticals PLC	3,160	86,289
Dunelm Group PLC	13,322	129,517
Ensco PLC, Class A	25,100	135,289
Ferrexpo PLC	32,732	110,508
GKN PLC	64,007	269,485
GlaxoSmithKline PLC	57,419	1,035,244
Halfords Group PLC	6,351	27,878
HSBC Holdings PLC	85,460	833,458
IG Group Holdings PLC	24,720	214,556
IMI PLC	10,118	164,215
Imperial Brands PLC	8,044	328,041
Indivior PLC†	140,418	693,020
Informa PLC	24,664	228,320
Investec PLC	70,252	480,988
ITV PLC	52,712	115,166
JD Sports Fashion PLC	25,579	121,487
Jupiter Fund Management PLC	9,600	75,800
Legal & General Group PLC	138,708	491,881
Lloyds Banking Group PLC	56,574	51,312
Marks & Spencer Group PLC	20,944	95,717
Meggitt PLC	41,054	282,717
Mondi PLC	12,956	313,349
Next PLC	5,435	355,222
Nielsen Holdings PLC	6,900	255,783
Noble Corp. PLC†	31,700	131,872
Ophir Energy PLC†	89,134	77,245
Reckitt Benckiser Group PLC	7,618	681,437
Rio Tinto PLC	7,223	340,416
Rowan Cos. PLC, Class A†	11,700	167,661
Royal Bank of Scotland Group PLC†	171,643	644,009
Royal Dutch Shell PLC, Class A	17,983	564,979
Royal Dutch Shell PLC, Class A (CHIX)	3,473	109,088
Royal Dutch Shell PLC, Class B	18,923	608,585
Royal Mail PLC	12,999	64,639
Smiths Group PLC	17,031	355,356
St James’s Place PLC	14,455	225,965
Standard Chartered PLC†	29,939	298,385
Tate & Lyle PLC	24,219	207,956
Unilever PLC	3,832	217,295
Victrex PLC	6,277	199,916

		15,417,897

United States — 21.1%
3M Co.	4,400	1,012,836
AbbVie, Inc.	13,300	1,200,325
Adobe Systems, Inc.†	400	70,064
Affiliated Managers Group, Inc.	1,600	298,400
Aflac, Inc.	9,900	830,511
Alacer Gold Corp.†	37,500	58,426
Alaska Air Group, Inc.	2,100	138,663
Ally Financial, Inc.	2,700	70,551
Alphabet, Inc., Class A†	1,900	1,962,776
Alphabet, Inc., Class C†	2,000	2,033,280
Altria Group, Inc.	4,400	282,568
Amazon.com, Inc.†	1,400	1,547,392
AMC Networks, Inc., Class A†	7,800	396,864
American Eagle Outfitters, Inc.	6,200	80,724
American Equity Investment Life Holding Co.	5,800	171,158
American Express Co.	13,100	1,251,312
American Financial Group, Inc.	3,000	316,470
American National Insurance Co.	323	39,319
Ameriprise Financial, Inc.	2,800	438,312
Amgen, Inc.	9,900	1,734,678
AmTrust Financial Services, Inc.	4,000	50,240
ANSYS, Inc.†	2,000	273,420
Antero Resources Corp.†	7,900	153,260
Anthem, Inc.	300	62,763
Apple, Inc.	31,700	5,358,568
Archer-Daniels-Midland Co.	17,300	707,051
Argonaut Gold, Inc.†	10,300	18,602
Artisan Partners Asset Management, Inc., Class A	6,900	237,360
AT&T, Inc.	49,893	1,678,899
Bank of America Corp.	25,700	703,923
Bed Bath & Beyond, Inc.	11,400	226,860
Berkshire Hathaway, Inc., Class B†	1,400	261,716
Best Buy Co., Inc.	6,700	375,066
Big Lots, Inc.	3,000	153,930
Bill Barrett Corp.†	8,100	39,933
Bio-Techne Corp.	1,400	183,428
Biogen, Inc.†	2,400	747,984
Boeing Co.	1,400	361,172

Buckle, Inc.	10,500	172,725
CA, Inc.	18,600	602,268
Campbell Soup Co.	20,400	966,348
Capital One Financial Corp.	6,600	608,388
CARBO Ceramics, Inc.†	4,500	37,260
Carlisle Cos., Inc.	4,300	472,269
Carter’s, Inc.	2,900	280,517
Celanese Corp., Series A	3,900	406,809
Centene Corp.†	2,900	271,643
Cerner Corp.†	7,500	506,400
Chase Corp.	639	75,881
Chesapeake Lodging Trust	3,201	89,308
Chevron Corp.	9,700	1,124,133
Cigna Corp.	800	157,776
Cisco Systems, Inc.	50,300	1,717,745
Citigroup, Inc.	26,600	1,955,100
Citrix Systems, Inc.†	6,300	520,443
CNA Financial Corp.	1,700	92,021
Coca-Cola Co.	9,000	413,820
Cognizant Technology Solutions Corp., Class A	7,800	590,226
Comcast Corp., Class A	8,900	320,667
Contango Oil & Gas Co.†	1,700	6,783
Cooper Tire & Rubber Co.	700	22,960
Cooper-Standard Holding, Inc.†	800	89,184
Copart, Inc.†	7,700	279,433
Corcept Therapeutics, Inc.†	6,900	135,861
Cracker Barrel Old Country Store, Inc.	900	140,517
Crane Co.	3,300	274,296
Credit Acceptance Corp.†	500	143,365
CSX Corp.	8,000	403,440
Cummins, Inc.	3,000	530,640
Curtiss-Wright Corp.	1,400	165,550
CVS Health Corp.	14,200	973,126
Darden Restaurants, Inc.	1,900	156,313
DaVita, Inc.†	3,000	182,220
Deluxe Corp.	8,400	585,060
Diamond Offshore Drilling, Inc.†	12,200	204,106
Dick’s Sporting Goods, Inc.	8,100	198,207
Discover Financial Services	9,800	651,994
Discovery Communications, Inc., Class A†	4,300	81,184
Domino’s Pizza, Inc.	600	109,800
Donaldson Co., Inc.	5,000	236,050
Dr Pepper Snapple Group, Inc.	3,100	265,546
DSW, Inc., Class A	5,500	105,325
Dun & Bradstreet Corp.	3,100	362,173
Eagle Materials, Inc.	1,200	126,684
Eaton Vance Corp.	4,100	206,927
eBay, Inc.†	12,500	470,500
Edgewell Personal Care Co.†	2,600	168,818
Edwards Lifesciences Corp.†	1,300	132,899
Eli Lilly & Co.	5,400	442,476
Emerson Electric Co.	7,300	470,558
Energizer Holdings, Inc.	6,400	275,136
Ennis, Inc.	1,000	20,150
Equifax, Inc.	400	43,412
Evercore, Inc., Class A	2,900	232,290
Express Scripts Holding Co.†	20,900	1,280,961
Exxon Mobil Corp.	18,000	1,500,300
F5 Networks, Inc.†	900	109,143
Facebook, Inc., Class A†	11,200	2,016,672
FactSet Research Systems, Inc.	1,200	227,844
FBL Financial Group, Inc., Class A	728	56,311
Federated Investors, Inc., Class B	10,937	339,812
Finish Line, Inc., Class A	1,400	12,978
First American Financial Corp.	6,500	353,730
FLIR Systems, Inc.	1,200	56,184
FMC Corp.	800	74,288
Foot Locker, Inc.	2,900	87,232
Ford Motor Co.	3,800	46,626
Fortive Corp.	3,600	260,136
Fox Factory Holding Corp.†	2,300	97,865
Franklin Resources, Inc.	4,700	198,011
GameStop Corp., Class A	9,500	177,555
Gannett Co., Inc.	19,384	168,641
Gap, Inc.	11,700	304,083
General Dynamics Corp.	2,000	405,960
General Electric Co.	6,200	124,992
General Mills, Inc.	19,500	1,012,440
Gentex Corp.	29,287	568,461
Gilead Sciences, Inc.	12,300	922,008
Globus Medical, Inc., Class A†	1,700	54,179
Goldman Sachs Group, Inc.	4,600	1,115,408
Graco, Inc.	2,600	342,654
Greenbrier Cos., Inc.	3,200	167,040
H&R Block, Inc.	10,400	257,296
Hasbro, Inc.	2,800	259,252
HCA Healthcare, Inc.†	3,800	287,470
HCI Group, Inc.	2,200	82,412
HEICO Corp.	500	45,340
Hess Corp.	4,000	176,640
Hewlett Packard Enterprise Co.	39,400	548,448
Hologic, Inc.†	7,300	276,305
Home Depot, Inc.	1,300	215,514
Honeywell International, Inc.	3,300	475,728
HP, Inc.	48,900	1,053,795
Hubbell, Inc.	2,600	327,132
Humana, Inc.	1,500	383,025
Huntington Ingalls Industries, Inc.	2,700	628,641
IDEX Corp.	500	64,105
IDEXX Laboratories, Inc.†	300	49,851
Ingredion, Inc.	2,300	288,305
Intel Corp.	49,300	2,242,657
International Business Machines Corp.	10,400	1,602,224
Interpublic Group of Cos., Inc.	12,100	232,925
Intrepid Potash, Inc.†	10,800	43,416
Intuit, Inc.	1,800	271,836
J.M. Smucker Co.	8,500	901,425
Jack Henry & Associates, Inc.	1,100	121,143
Johnson & Johnson	21,600	3,011,256
JPMorgan Chase & Co.	23,300	2,344,213
Juniper Networks, Inc.	11,500	285,545
KAR Auction Services, Inc.	4,500	212,985
Kellogg Co.	13,300	831,649
KeyCorp	23,100	421,575
Kimberly-Clark Corp.	9,100	1,023,841
KLA-Tencor Corp.	1,200	130,668

Kohl’s Corp.	4,300	179,568
L Brands, Inc.	5,400	232,416
Lam Research Corp.	3,400	709,138
Lear Corp.	1,400	245,826
Lincoln Electric Holdings, Inc.	2,500	229,175
Macy’s, Inc.	6,300	118,188
Magellan Midstream Partners LP	300	20,613
Marathon Oil Corp.	23,700	337,014
Mastercard, Inc., Class A	6,000	892,620
McDonald’s Corp.	3,400	567,494
McKesson Corp.	6,600	910,008
MEDNAX, Inc.†	10,416	456,117
Merck & Co., Inc.	21,500	1,184,435
Meredith Corp.	4,800	254,400
Michaels Cos., Inc.†	5,900	114,578
Micron Technology, Inc.†	15,500	686,805
Microsoft Corp.	37,900	3,152,522
Moelis & Co., Class A	2,566	109,696
Monster Beverage Corp.†	1,300	75,309
Moody’s Corp.	2,400	341,784
Morgan Stanley	17,600	880,000
Mosaic Co.	22,500	502,650
MSCI, Inc.	1,500	176,040
National Beverage Corp.	900	88,110
National Western Life Group, Inc., Class A	500	178,790
Natural Health Trends Corp.	900	17,334
NetApp, Inc.	17,200	764,024
Nordstrom, Inc.	2,500	99,125
Norfolk Southern Corp.	2,700	354,834
Nu Skin Enterprises, Inc., Class A	2,800	178,108
NVIDIA Corp.	2,000	413,620
Omnicom Group, Inc.	10,100	678,619
Oracle Corp.	28,900	1,471,010
Packaging Corp. of America	2,900	337,183
Park Hotels & Resorts, Inc.	3,200	92,128
Paychex, Inc.	7,400	472,046
PayPal Holdings, Inc.†	1,300	94,328
PepsiCo, Inc.	2,200	242,506
PetMed Express, Inc.	2,000	70,720
Pfizer, Inc.	62,900	2,205,274
Philip Morris International, Inc.	10,200	1,067,328
Pilgrim’s Pride Corp.†	13,400	425,852
Pitney Bowes, Inc.	33,909	465,910
Priceline Group, Inc.†	300	573,588
Primerica, Inc.	2,200	194,700
Principal Financial Group, Inc.	1,827	120,308
Procter & Gamble Co.	15,467	1,335,421
Public Storage	600	124,350
QUALCOMM, Inc.	13,300	678,433
Quality Care Properties, Inc.†	4,900	77,567
Quest Diagnostics, Inc.	3,642	341,547
Raven Industries, Inc.	3,300	111,045
Rayonier Advanced Materials, Inc.	3,500	50,295
Regal Entertainment Group, Class A	7,100	116,085
Rockwell Automation, Inc.	2,400	481,968
Sally Beauty Holdings, Inc.†	6,700	115,977
Sanderson Farms, Inc.	3,100	463,667
SEI Investments Co.	3,000	193,530
Sherwin-Williams Co.	300	118,545
Skyworks Solutions, Inc.	2,900	330,194
Snap-on, Inc.	6,300	994,014
Sotheby’s†	1,700	88,094
Spectra Energy Partners LP	1,600	68,992
Steven Madden, Ltd.†	3,254	126,906
Synaptics, Inc.†	2,611	96,920
Synchrony Financial	16,000	521,920
Tapestry, Inc.	3,900	159,705
Target Corp.	5,200	307,008
Terra Nitrogen Co LP	1,000	76,700
Texas Instruments, Inc.	1,400	135,366
TJX Cos., Inc.	6,100	425,780
Toro Co.	600	37,710
Total System Services, Inc.	4,800	345,840
Triumph Group, Inc.	3,600	111,780
Tupperware Brands Corp.	3,400	199,750
Union Pacific Corp.	8,600	995,794
Unit Corp.†	700	13,104
United Technologies Corp.	7,600	910,176
United Therapeutics Corp.†	6,600	782,694
UnitedHealth Group, Inc.	6,700	1,408,474
Universal Corp.	3,800	217,930
Universal Insurance Holdings, Inc.	3,574	85,240
Urban Outfitters, Inc.†	1,300	31,876
USANA Health Sciences, Inc.†	1,900	124,830
Valero Energy Corp.	3,400	268,226
Valvoline, Inc.	7,100	170,542
Varian Medical Systems, Inc.†	1,300	135,447
Vectrus, Inc.†	400	12,204
Verizon Communications, Inc.	12,200	584,014
Versum Materials, Inc.	350	14,728
VF Corp.	4,900	341,285
Viacom, Inc., Class B	12,500	300,375
Visa, Inc., Class A	12,200	1,341,756
VMware, Inc., Class A†	1,700	203,473
Waddell & Reed Financial, Inc., Class A	12,800	239,232
Walgreens Boots Alliance, Inc.	11,300	748,851
Walt Disney Co.	11,000	1,075,910
Waters Corp.†	900	176,445
WellCare Health Plans, Inc.†	300	59,322
Wells Fargo & Co.	32,900	1,847,006
Western Digital Corp.	9,600	856,992
Western Union Co.	8,600	170,796
Westwood Holdings Group, Inc.	300	19,470
Whiting Petroleum Corp.†	30,000	180,300
Williams-Sonoma, Inc.	3,200	165,120
Wyndham Worldwide Corp.	2,000	213,700
Xerox Corp.	10,200	309,162
Xylem, Inc.	1,300	86,489

		122,289,578

Total Common Stocks (cost $210,518,373)		224,668,362

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Canada — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(2)	1,070,000	1,075,350
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	984,529

		2,059,879

Japan — 0.1%
Sumitomo Life Insurance Co. Sub. Notes 4.00% due 09/14/2077*	430,000	423,361

United States — 0.4%
M&T Bank Corp. 5.13% due 11/01/2026(2)	617,000	658,339
Prudential Financial, Inc. Junior Sub. Notes 4.50% due 09/15/2047	1,714,000	1,732,211

		2,390,550

Total Preferred Securities/Capital Securities (cost $4,757,104)		4,873,790

ASSET BACKED SECURITIES — 0.8%
Cayman Islands — 0.1%
Goldentree Loan Management FRS Series 2017-2A, Class A 2.72% (3 ML+1.15%) due 11/28/2030*	420,000	420,000
United States — 0.7%
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2027*(1)	990,000	1,019,692
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(1)(4)	1,560,000	1,583,400
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2047*(4)	1,659,000	1,688,970

Total Asset Backed Securities (cost $4,713,976)		4,712,062

FOREIGN CORPORATE BONDS & NOTES — 4.9%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,292,434

Canada — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	2,080,000	2,123,664
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	1,314,000	1,318,479
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,000,000	1,011,778

		4,453,921

France — 0.7%
Banque Federative du Credit Mutuel SA Senior Notes 2.70% due 07/20/2022*	1,970,000	1,972,143
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,000,000	2,009,430

		3,981,573

Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	536,000	550,753
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	156,710
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	250,000	262,811
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	2,225,000	2,210,067

		3,180,341

Luxembourg — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,465,000	1,501,152

Netherlands — 0.4%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	610,000	648,789
ING Groep NV Senior Notes 3.15% due 03/29/2022	469,000	478,417
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,420,000	1,460,914

		2,588,120

Spain — 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,600,000	1,605,727
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,250,000	1,376,380

		2,982,107

Switzerland — 0.5%
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	1,340,000	1,336,606
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,490,000	1,571,489

		2,908,095

United Kingdom — 1.0%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	401,341
Barclays PLC Senior Notes 3.68% due 01/10/2023	855,000	872,093
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	500,000	512,911
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	1,660,000	1,633,421
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	1,220,000	1,251,283
Standard Chartered PLC Senior Notes 2.10% due 08/19/2019*	990,000	987,263

		5,658,312

Total Foreign Corporate Bonds & Notes (cost $28,323,148)		28,546,055

U.S. CORPORATE BONDS & NOTES — 24.3%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,580,000	1,738,542
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	174,000	175,840
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	1,000,000	1,027,952
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	1,000,000	1,014,692
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,000,000	1,068,826
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	2,000,000	2,002,703
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,800,000	1,778,170
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,000,000	1,038,682

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,065,000	1,066,410
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	374,920
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	500,000	530,952
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,250,000	1,406,441
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,565,000	1,583,207
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,000,000	2,025,519
Arch Capital Finance LLC Company Guar. Notes 5.03% due 12/15/2046	1,000,000	1,130,755
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	3,000,000	2,993,627
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	850,000	851,916
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	620,000	631,133
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	1,265,000	1,277,795
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,780,000	1,819,869
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	885,000	959,145
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,550,000	1,923,709
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	3,375,000	3,397,321
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,880,512
BB&T Corp. Senior Notes 1.89% due 06/15/2020	660,000	663,359
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,298,971
Bunge Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	360,000	360,052

Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,596,904
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,250,561
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,840,833
Cardinal Health, Inc. Senior Notes 3.08% due 06/15/2024	1,500,000	1,490,075
CBL & Associates LP Ltd. Guar. Notes 4.60% due 10/15/2024	354,000	336,246
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	120,000	119,681
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	570,000	601,962
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	500,000	531,910
Cintas Corp. No 2 Company Guar. Notes 2.90% due 04/01/2022	675,000	685,498
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,012,424
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	2,230,000	2,298,479
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,000,000	1,010,855
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,830,000	1,815,513
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	447,168
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,504,392
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	705,000	725,043
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	1,500,000	1,730,445
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	3,047,208
Discover Bank Senior Notes 4.20% due 08/08/2023	885,000	940,401
Discovery Communications LLC Company Guar. Notes 2.95% due 03/20/2023	1,750,000	1,742,015
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	502,956
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	79,798
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	915,000	928,966
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	300,000	305,068
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/2021	150,000	159,457
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	1,000,000	976,528
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	1,000,000	993,234
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,160,000	3,140,523
Fifth Third Bank Senior Notes 1.92% due 09/27/2019	295,000	297,088
Fifth Third Bank Senior Notes 2.25% due 06/14/2021	500,000	499,278
Fifth Third Bank Sub. Notes 3.85% due 03/15/2026	900,000	928,731
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	1,058,342
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	1,014,251
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,250,000	1,327,321
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	292,000	305,486
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,280,000	1,340,954
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	2,425,000	2,414,426

Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	585,000	585,822
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	702,000	775,922
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,120,000	1,158,097
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,775,000	1,812,002
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	1,027,149
Intel Corp. Senior Notes 2.88% due 05/11/2024	1,000,000	1,010,784
JPMorgan Chase & Co. Senior Notes 2.97% due 01/15/2023	2,000,000	2,024,390
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	855,583
Kroger Co. Senior Notes 4.45% due 02/01/2047	970,000	925,669
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	1,040,000	1,172,891
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	2,000,000	2,013,776
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	406,000	462,316
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	545,000	548,803
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	315,000	320,119
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,085,000	1,122,691
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,000,000	1,093,374
Moody’s Corp. Senior Notes 2.63% due 01/15/2023*	830,000	827,245
Morgan Stanley Senior Notes 3.88% due 01/27/2026	4,540,000	4,736,532
MPLX LP Senior Notes 5.20% due 03/01/2047	1,258,000	1,346,881
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	476,875
NetApp, Inc. Senior Notes 2.00% due 09/27/2019	1,060,000	1,057,025
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	2,250,000	2,360,547
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	345,000	363,947
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	525,609
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	510,536
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	750,000	751,986
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	775,000	787,732
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	480,000	483,891
PepsiCo, Inc. Senior Notes 4.00% due 05/02/2047	105,000	109,568
Philip Morris International, Inc. Senior Notes 2.63% due 03/06/2023	1,447,000	1,443,808
Philip Morris International, Inc. Senior Notes 3.25% due 11/10/2024	455,000	463,860
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	596,409
PNC Bank NA Senior Notes 3.10% due 10/25/2027	1,525,000	1,516,485
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,527,372
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,370,000	1,366,012
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,502,608
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	511,307
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	365,000	384,642
Rockwell Collins, Inc. Senior Notes 3.50% due 03/15/2027	2,000,000	2,052,839

Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	706,771
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,250,000	1,275,080
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,029,842
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	2,415,000	2,453,280
Smithfield Foods, Inc. Company Guar. Notes 2.70% due 01/31/2020*	936,000	938,612
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,292,712
Texas Instruments, Inc. Senior Notes 1.85% due 05/15/2022	430,000	422,091
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	1,000,000	1,019,390
UnitedHealth Group, Inc. Senior Notes 3.38% due 04/15/2027	500,000	514,361
Ventas Realty LP Company Guar. Notes 3.13% due 06/15/2023	685,000	686,289
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	753,393
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	2,000,000	1,961,782
Vmware, Inc. Senior Notes 2.30% due 08/21/2020	511,000	509,921
Wal-Mart Stores, Inc. Senior Notes 3.63% due 12/15/2047	1,614,000	1,649,833
Waste Management Inc Company Guar 11/27 3.15 3.15% due 11/15/2027	2,270,000	2,269,591
Williams Partners LP Senior Notes 4.00% due 09/15/2025	1,625,000	1,678,292
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	1,250,000	1,223,753

Total U.S. Corporate Bonds & Notes (cost $139,674,590)		141,019,137

U.S. GOVERNMENT TREASURIES — 0.1%
United States — 0.1%
United States Treasury Bonds 3.00% due 05/15/2047 (cost $311,194)	300,000	307,535

REGISTERED INVESTMENT COMPANIES — 0.0%
Switzerland — 0.0%
BB Biotech AG (cost $180,088)	3,105	198,410

EXCHANGE-TRADED FUNDS — 1.8%
United States — 1.8%
Vanguard REIT ETF (cost $10,488,880)	124,359	10,222,310

OPTIONS—PURCHASED — 0.0%
Put Options – Purchased(5) (cost 680,469)	1,097	157,350

Total Long-Term Investment Securities (cost $399,647,822)		414,705,011

SHORT-TERM INVESTMENT SECURITIES — 25.7%
Registered Investment Companies — 25.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.21%(3) (cost $149,088,813)	149,076,938	149,076,938
TOTAL INVESTMENTS (cost $548,736,635)	97.2%	563,781,949
Other assets less liabilities	2.8	15,977,483

NET ASSETS	100.0%	$579,759,432

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $32,207,079 representing 5.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security classified as Level 3 (see Note 1).
(2)	Perpetual maturity – maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of October 31, 2017.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Options - Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2018	$2,150.00	269	69,274,494	$111,312	$96,840	$(14,472)
S&P 500 Index	November 2017	2,050.00	285	73,394,910	257,583	2,137	(255,446)
S&P 500 Index	December 2017	2,110.00	543	139,836,618	311,574	58,373	(253,201)

					$680,469	$157,350	$(523,119)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CHIX — Chi X Europe Exchange

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
38	Long	SPI 200 Index	December 2017	$4,149,551	$4,281,061	$131,510
328	Long	Australia 10 Year Bonds	December 2017	31,997,377	32,346,591	349,214
387	Long	Australia 3 Year Bonds	December 2017	32,993,400	33,052,168	58,768
34	Long	S&P/Toronto Stock Exchange 60 Index	December 2017	4,608,862	4,984,172	375,310
181	Long	CAC40 10 Euro	November 2017	11,315,128	11,599,239	284,111
609	Long	Euro Stoxx 50 Index	December 2017	24,339,200	26,091,487	1,752,287
240	Long	IBEX 35 Index	November 2017	28,524,182	29,481,129	956,947
1,318	Long	Nikkei 225 E-Mini Index	December 2017	22,242,074	25,443,120	3,201,046
68	Long	FSTE 100 Index	December 2017	6,614,942	6,744,213	129,271
468	Long	S&P 500 E-Mini Index	December 2017	58,012,091	60,201,180	2,189,089
104	Long	MSCI Emerging Markets	December 2017	5,749,108	5,845,840	96,732
7	Long	U.S. Treasury 10 Year Notes	December 2017	877,091	874,563	(2,528)
169	Long	U.S. Treasury Long Bonds	December 2017	26,181,168	25,767,219	(413,949)
25	Long	U.S. Treasury 5 Year Notes	December 2017	2,929,105	2,929,687	582
59	Long	U.S. Treasury Ultra Bonds	December 2017	10,033,661	9,722,094	(311,567)
87	Long	U.S. Treasury 2 Year Notes	December 2017	18,802,879	18,736,266	(66,613)
284	Long	XAF Financial	December 2017	22,049,906	23,217,000	1,167,094
31	Short	Dax Index	December 2017	11,093,371	11,936,271	(842,900)
219	Short	FTSE Index	December 2017	28,605,953	29,048,469	(442,516)
894	Short	U.S. Treasury 10 Year Notes	December 2017	112,032,552	111,694,125	338,427
105	Short	U.S. Treasury 5 Year Notes	December 2017	12,400,698	12,304,688	96,010

						$9,046,325

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	ILS	20,178,000	USD	5,757,554	11/16/2017	$24,821	$—

Barclays Bank PLC	USD	7,502,683	CAD	9,363,000	11/16/2017	—	(244,186)

Citibank N.A.	GBP	1,162,200	USD	1,532,790	11/22/2017	—	(11,631)
	JPY	62,888,000	USD	552,330	11/22/2017	—	(1,202)
	USD	4,430,014	AUD	5,641,000	11/16/2017	—	(113,273)
	USD	15,331,885	EUR	13,011,000	11/16/2017	—	(165,068)
	USD	10,350,130	MYR	43,750,000	11/16/2017	2,988	—
	USD	395,721	SEK	3,200,000	11/16/2017	—	(13,197)
	USD	556,378	JPY	62,888,000	11/22/2017	—	(2,846)

						2,988	(307,217)

Morgan Stanley and Co. International PLC	JPY	769,248,000	USD	6,780,797	11/16/2017	11,646	—
	KRW	23,368,000,000	USD	20,563,906	11/16/2017	—	(337,293)
	NOK	43,480,000	USD	5,473,022	11/16/2017	148,097	—
	TRY	1,133,100	USD	305,204	11/22/2017	8,351	—
	USD	5,739,991	IDR	77,708,000,000	11/16/2017	—	(14,919)
	USD	5,476,488	NOK	43,480,000	11/16/2017	—	(151,563)
	USD	1,532,305	GBP	1,162,200	11/22/2017	12,116	—
	ZAR	4,120,300	USD	303,746	11/22/2017	13,342	—

						193,552	(503,775)

UBS AG London	CAD	17,240,000	USD	13,824,803	11/16/2017	459,805	—
	EUR	9,263,144	TRY	40,115,000	11/16/2017	—	(269,923)
	USD	3,915,686	CHF	3,798,000	11/16/2017	—	(105,397)
	USD	8,534,382	GBP	6,429,000	11/16/2017	7,586	—
	USD	13,742,050	JPY	1,547,561,000	11/16/2017	—	(123,980)

						467,391	(499,300)

Net Unrealized Appreciation/(Depreciation)						$688,752	$(1,554,478)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound Sterling

IDR — Indonesian Rupiah

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MYR — Malaysian Ringgit

NOK — Norwegian Krone

SEK — Swedish Krona

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	25.7%
Diversified Banking Institutions	6.7
Banks-Commercial	5.1
Medical-Drugs	4.3
Oil Companies-Exploration & Production	2.4
Telephone-Integrated	2.2
Oil Companies-Integrated	2.1
Exchange-Traded Funds	1.8
Tobacco	1.8
Real Estate Investment Trusts	1.7
Computers	1.4
Pipelines	1.3
Applications Software	1.2
Transport-Rail	1.2
Insurance-Life/Health	1.1
Electronic Components-Semiconductors	1.1
Banks-Super Regional	1.0
Finance-Credit Card	0.9
Medical-Biomedical/Gene	0.9
Chemicals-Diversified	0.9
Food-Misc./Diversified	0.9
Diversified Financial Services	0.8
Aerospace/Defense	0.8
E-Commerce/Products	0.7
Web Portals/ISP	0.7
Semiconductor Components-Integrated Circuits	0.7
Diversified Manufacturing Operations	0.7
Insurance-Reinsurance	0.6
Cable/Satellite TV	0.6
Electric-Integrated	0.6
Computer Services	0.5
Medical-HMO	0.5
Computers-Memory Devices	0.5
Auto-Cars/Light Trucks	0.5
Medical-Generic Drugs	0.5
Coatings/Paint	0.4
Investment Management/Advisor Services	0.4
Medical Products	0.4
Retail-Drug Store	0.4
Non-Hazardous Waste Disposal	0.4
Medical-Wholesale Drug Distribution	0.4
Insurance-Multi-line	0.4
Home Decoration Products	0.4
Enterprise Software/Service	0.4
Electronic Measurement Instruments	0.4
Commercial Services-Finance	0.4
Soap & Cleaning Preparation	0.4
Insurance-Property/Casualty	0.4
Cosmetics & Toiletries	0.4
Food-Meat Products	0.4
Cellular Telecom	0.4
Telecom Services	0.4
Retail-Discount	0.4
Metal-Diversified	0.4
Internet Content-Entertainment	0.4
Gold Mining	0.3
Brewery	0.3
Multimedia	0.3
Broadcast Services/Program	0.3
Advanced Materials	0.3
Diagnostic Equipment	0.3
Networking Products	0.3
Finance-Investment Banker/Broker	0.3
Beverages-Non-alcoholic	0.3
Apparel Manufacturers	0.3
Gas-Distribution	0.3
Shipbuilding	0.3
Retail-Apparel/Shoe	0.2
Advertising Agencies	0.2
Retail-Restaurants	0.2
Building Products-Cement	0.2
Auto/Truck Parts & Equipment-Original	0.2
Pharmacy Services	0.2
Aerospace/Defense-Equipment	0.2
Television	0.2
Chemicals-Specialty	0.2
Agricultural Operations	0.2
Electronic Components-Misc.	0.2
Entertainment Software	0.2
Consumer Products-Misc.	0.2
Tools-Hand Held	0.2
Data Processing/Management	0.2
Food-Retail	0.2
Paper & Related Products	0.2
Food-Confectionery	0.2
Computers-Integrated Systems	0.2
Rubber-Tires	0.2
Poultry	0.2
Office Automation & Equipment	0.2
Diversified Operations	0.2
Diversified Minerals	0.2
Commercial Services	0.2
Import/Export	0.2
Financial Guarantee Insurance	0.2
Oil & Gas Drilling	0.1
Real Estate Operations & Development	0.1
Semiconductor Equipment	0.1
Machinery-General Industrial	0.1
Agricultural Chemicals	0.1
Machinery-Construction & Mining	0.1
Finance-Other Services	0.1
Printing-Commercial	0.1
E-Commerce/Services	0.1
Public Thoroughfares	0.1
Software Tools	0.1
Medical Instruments	0.1
Investment Companies	0.1
Linen Supply & Related Items	0.1
Retail-Major Department Stores	0.1
Transport-Services	0.1
Advertising Services	0.1
Machine Tools & Related Products	0.1
Building-Heavy Construction	0.1
Finance-Leasing Companies	0.1
Industrial Automated/Robotic	0.1
Engines-Internal Combustion	0.1
Finance-Consumer Loans	0.1
Oil Refining & Marketing	0.1
Medical Information Systems	0.1
Fisheries	0.1
Computer Data Security	0.1
Instruments-Controls	0.1
Electric Products-Misc.	0.1
Audio/Video Products	0.1
Power Converter/Supply Equipment	0.1
Physicians Practice Management	0.1
Computer Aided Design	0.1
Machinery-Pumps	0.1
Office Supplies & Forms	0.1
Retail-Consumer Electronics	0.1
Electronic Connectors	0.1
Retail-Automobile	0.1
Internet Content-Information/News	0.1
Medical Labs & Testing Services	0.1
Containers-Paper/Plastic	0.1

Electronics-Military	0.1
Electric-Transmission	0.1
United States Treasury Bonds	0.1
Transactional Software	0.1
Transport-Marine	0.1
Computer Software	0.1
Energy-Alternate Sources	0.1
Medical-Hospitals	0.1
Telecommunication Equipment	0.1
X-Ray Equipment	0.1
Batteries/Battery Systems	0.1
Machinery-Electrical	0.1
Toys	0.1
Publishing-Periodicals	0.1
Security Services	0.1
Oil-Field Services	0.1
Platinum	0.1

97.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$224,668,362	$—	$—	$224,668,362
Preferred Securities/Capital Securities	—	4,873,790	—	4,873,790
Asset Backed Securities:
Cayman Islands	—	420,000	—	420,000
United States	—	1,688,970	2,603,092	4,292,062
Foreign Corporate Bonds & Notes	—	28,546,055	—	28,546,055
U.S. Corporate Bonds & Notes	—	141,019,137	—	141,019,137
U.S. Government Treasuries	—	307,535	—	307,535
Exchange-Traded Funds	10,420,720	—	—	10,420,720
Options-Purchased	157,350	—	—	157,350
Short-Term Investment Securities	149,076,938	—	—	149,076,938

Total Investments at Value	$384,323,370	$176,855,487	$2,603,092	$563,781,949

Other Financial Instruments:†
Futures Contracts	$11,126,398	$—	$—	$11,126,398
Forward Foreign Currency Contracts	—	688,752	—	688,752

Total Other Financial Instruments	$11,126,398	$688,752	$—	$11,815,150

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,080,073	$—	$—	$2,080,073
Forward Foreign Currency Contracts	—	1,554,478	—	1,554,478

Total Other Financial Instruments	$2,080,073	$1,554,478	$—	$3,634,551

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the fund.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.0%
Advanced Materials — 0.0%
Core Molding Technologies, Inc.	549	$12,742

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	4,157	47,805

Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	2,672	10,154
Yext, Inc.†	905	10,389

		20,543

Aerospace/Defense — 0.3%
AeroVironment, Inc.†	1,544	78,991
Cubic Corp.	1,888	102,991
Esterline Technologies Corp.†	1,960	185,906
Kratos Defense & Security Solutions, Inc.†	5,360	64,534
National Presto Industries, Inc.	372	43,487

		475,909

Aerospace/Defense-Equipment — 0.9%
AAR Corp.	2,407	93,608
Aerojet Rocketdyne Holdings, Inc.†	5,173	163,363
Astronics Corp.†	1,605	55,212
Curtiss-Wright Corp.	3,306	390,935
Ducommun, Inc.†	788	25,980
Kaman Corp.	2,015	112,719
KLX, Inc.†	3,873	212,473
Moog, Inc., Class A†	2,384	209,220
Triumph Group, Inc.	3,654	113,457

		1,376,967

Agricultural Biotech — 0.0%
Calyxt, Inc.†	601	12,308

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	7,084	28,478

Agricultural Operations — 0.1%
Alico, Inc.	233	7,666
Andersons, Inc.	2,018	75,574
Cadiz, Inc.†	1,564	20,723
Limoneira Co.	893	20,851
Tejon Ranch Co.†	1,113	20,980

		145,794

Airlines — 0.3%
Allegiant Travel Co.	981	133,808
Hawaiian Holdings, Inc.†	3,967	132,894
SkyWest, Inc.	3,796	178,792

		445,494

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	2,182	136,113
Delta Apparel, Inc.†	519	10,863
Oxford Industries, Inc.	1,232	79,587
Sequential Brands Group, Inc.†	2,974	7,732
Superior Uniform Group, Inc.	629	14,763

		249,058

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A†	562	21,789
iRobot Corp.†	1,979	132,969

		154,758

Applications Software — 1.0%
Appfolio, Inc., Class A†	598	27,448
Bazaarvoice, Inc.†	6,236	30,089
Brightcove, Inc.†	2,538	20,304
Callidus Software, Inc.†	4,823	122,263
Ebix, Inc.	1,799	122,242
Five9, Inc.†	3,899	98,372
HubSpot, Inc.†	2,518	217,933
MINDBODY, Inc., Class A†	3,143	101,362
New Relic, Inc.†	2,193	112,567
Park City Group, Inc.†	979	10,818
PDF Solutions, Inc.†	2,089	30,604
Progress Software Corp.	3,564	150,864
RealPage, Inc.†	4,390	190,087
Twilio, Inc., Class A†	4,652	148,631
Upland Software, Inc.†	544	11,951
Verint Systems, Inc.†	4,680	197,496

		1,593,031

Athletic Equipment — 0.1%
Clarus Corp.†	1,537	11,220
Nautilus, Inc.†	2,259	29,367
Vista Outdoor, Inc.†	4,279	89,474

		130,061

Auction Houses/Art Dealers — 0.1%
B. Riley Financial, Inc.	1,565	26,057
Sotheby’s†	2,851	147,739

		173,796

Audio/Video Products — 0.1%
Daktronics, Inc.	2,655	27,267
Universal Electronics, Inc.†	1,057	63,420
VOXX International Corp.†	1,501	10,057

		100,744

Auto Repair Centers — 0.1%
Monro, Inc.	2,374	117,157

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	543	11,213
Navistar International Corp.†	3,721	157,436
REV Group, Inc.	1,699	43,834

		212,483

Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,453	100,192

Auto/Truck Parts & Equipment-Original — 0.9%
American Axle & Manufacturing Holdings, Inc.†	6,255	111,276
Cooper-Standard Holding, Inc.†	1,312	146,262
Dana, Inc.	10,882	331,792
Gentherm, Inc.†	2,741	91,824
Horizon Global Corp.†	1,908	30,967
Meritor, Inc.†	6,268	163,031
Miller Industries, Inc.	825	23,306
Modine Manufacturing Co.†	3,697	77,822
Spartan Motors, Inc.	2,556	41,279
Superior Industries International, Inc.	1,843	28,659
Tenneco, Inc.	3,993	232,033
Titan International, Inc.	3,726	36,291

Tower International, Inc.	1,478	44,931

		1,359,473

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	1,882	15,282
Dorman Products, Inc.†	2,050	141,676
Douglas Dynamics, Inc.	1,653	69,343
Motorcar Parts of America, Inc.†	1,397	40,387
Standard Motor Products, Inc.	1,612	70,396

		337,084

B2B/E-Commerce — 0.1%
ePlus, Inc.†	982	93,879
TechTarget, Inc.†	1,467	18,279

		112,158

Banks-Commercial — 9.3%
1st Source Corp.	1,206	61,880
Access National Corp.	1,112	32,359
ACNB Corp.	446	12,443
Allegiance Bancshares, Inc.†	855	33,516
American National Bankshares, Inc.	611	23,921
Ameris Bancorp	2,716	130,096
Ames National Corp.	641	19,102
Arrow Financial Corp.	885	31,240
Atlantic Capital Bancshares, Inc.†	1,563	25,711
BancFirst Corp.	1,257	68,695
Bancorp, Inc.†	3,679	30,940
BancorpSouth, Inc.	6,438	203,441
Bank of Commerce Holdings	1,160	13,920
Bank of Marin Bancorp	448	30,352
Bank of N.T. Butterfield & Son, Ltd.	4,024	150,296
Bankwell Financial Group, Inc.	449	16,433
Banner Corp.	2,465	141,294
Bar Harbor Bankshares	1,125	34,009
BCB Bancorp, Inc.	709	9,961
Blue Hills Bancorp, Inc.	1,781	38,648
Bridge Bancorp, Inc.	1,412	50,126
Bryn Mawr Bank Corp.	1,254	54,988
C&F Financial Corp.	245	14,210
Cadence BanCorp†	651	15,858
Camden National Corp.	1,144	49,386
Capital Bank Financial Corp., Class A	2,176	88,346
Capital City Bank Group, Inc.	827	20,394
Capstar Financial Holdings, Inc.†	644	13,002
Carolina Financial Corp.	1,076	39,651
Cass Information Systems, Inc.	815	52,567
Cathay General Bancorp, Class B	5,635	235,543
CenterState Banks, Inc.	4,035	107,492
Central Pacific Financial Corp.	2,229	69,366
Central Valley Community Bancorp	741	14,968
Century Bancorp, Inc., Class A	218	18,519
Chemical Financial Corp.	5,304	279,468
Chemung Financial Corp.	239	11,290
Citizens & Northern Corp.	879	21,474
City Holding Co.	1,135	80,006
Civista Bancshares, Inc.	741	16,724
CNB Financial Corp.	1,105	31,769
CoBiz Financial, Inc.	2,846	58,172
Codorus Valley Bancorp, Inc.	636	20,121
Columbia Banking System, Inc.	4,356	189,530
Commerce Union Bancshares, Inc.	519	12,539
Community Bank System, Inc.	3,673	203,080
Community Financial Corp.	296	10,718
Community Trust Bancorp, Inc.	1,151	55,593
ConnectOne Bancorp, Inc.	2,259	60,654
County Bancorp, Inc.	350	11,431
Customers Bancorp, Inc.†	2,108	57,633
CVB Financial Corp.	7,748	184,867
DNB Financial Corp.	231	7,785
Eagle Bancorp, Inc.†	2,358	157,161
Enterprise Bancorp, Inc.	705	25,450
Enterprise Financial Services Corp.	1,685	73,466
Equity Bancshares, Inc., Class A†	798	27,204
Evans Bancorp, Inc.	345	15,025
Farmers & Merchants Bancorp, Inc.	1,159	42,906
Farmers Capital Bank Corp.	549	22,838
Farmers National Banc Corp.	1,885	27,332
FB Financial Corp.†	968	39,562
FCB Financial Holdings, Inc., Class A†	2,634	123,008
Fidelity Southern Corp.	1,628	35,702
Financial Institutions, Inc.	1,040	34,112
First BanCorp†	14,217	73,218
First BanCorp	1,972	72,372
First BanCorp, Inc.	764	23,844
First Bancshares, Inc.	635	20,257
First Busey Corp.	2,838	88,319
First Business Financial Services, Inc.	615	13,671
First Citizens BancShares, Inc., Class A	555	224,775
First Commonwealth Financial Corp.	7,239	105,400
First Community Bancshares, Inc.	1,241	37,069
First Connecticut Bancorp, Inc.	1,054	27,826
First Financial Bancorp	4,610	125,853
First Financial Bankshares, Inc.	4,746	216,655
First Financial Corp.	790	37,525
First Foundation, Inc.†	2,108	39,019
First Guaranty Bancshares, Inc.	291	7,764
First Internet Bancorp	461	17,380
First Interstate BancSystem, Inc., Class A	1,921	75,495
First Merchants Corp.	3,066	131,838
First Mid-Illinois Bancshares, Inc.	751	28,989
First Midwest Bancorp, Inc.	7,640	176,408
First Northwest Bancorp†	753	12,741
First of Long Island Corp.	1,748	55,149
FNB Bancorp	397	13,716
Franklin Financial Network, Inc.†	881	30,218
Fulton Financial Corp.	12,831	233,524
German American Bancorp, Inc.	1,585	57,028
Glacier Bancorp, Inc.	5,751	218,308
Great Southern Bancorp, Inc.	813	43,699
Great Western Bancorp, Inc.	4,430	179,814
Green Bancorp, Inc.†	1,593	35,285
Guaranty Bancorp	1,757	49,987
Guaranty Bancshares, Inc.	151	4,331
Hancock Holding Co.	6,308	307,515
Hanmi Financial Corp.	2,358	72,508
HarborOne Bancorp, Inc.†	971	18,944

Heartland Financial USA, Inc.	1,837	90,472
Heritage Commerce Corp.	2,707	41,634
Heritage Financial Corp.	2,202	67,161
Hilltop Holdings, Inc.	5,609	132,148
Home BancShares, Inc.	11,784	264,904
HomeStreet, Inc.†	1,787	51,912
Hope Bancorp, Inc.	9,710	179,149
Horizon Bancorp	1,593	43,839
Howard Bancorp, Inc.†	659	13,773
IBERIABANK Corp.	3,784	279,070
Independent Bank Corp.	1,996	143,912
Independent Bank Corp.	1,520	34,200
International Bancshares Corp.	4,096	166,298
Investar Holding Corp.	611	14,175
Kearny Financial Corp.	6,355	95,643
Lakeland Bancorp, Inc.	3,357	68,986
Lakeland Financial Corp.	1,808	87,290
LCNB Corp.	664	13,546
LegacyTexas Financial Group, Inc.	3,538	141,131
Live Oak Bancshares, Inc.	1,479	35,052
Macatawa Bank Corp.	1,944	19,518
MainSource Financial Group, Inc.	1,849	69,689
MB Financial, Inc.	6,063	278,534
MBT Financial Corp.	1,334	14,074
Mercantile Bank Corp.	1,206	43,537
Middlefield Banc Corp.	196	8,928
Midland States Bancorp, Inc.	1,147	37,220
MidSouth Bancorp, Inc.	665	8,712
MidWestOne Financial Group, Inc.	836	29,436
National Bankshares, Inc.	506	22,416
National Commerce Corp.†	788	32,111
NBT Bancorp, Inc.	3,192	121,743
Nicolet Bankshares, Inc.†	671	38,207
Northeast Bancorp	542	13,957
Northrim BanCorp, Inc.	508	16,510
Norwood Financial Corp.	428	12,784
OFG Bancorp	3,237	28,809
Ohio Valley Banc Corp.	305	10,858
Old Line Bancshares, Inc.	637	19,206
Old National Bancorp	10,053	182,965
Old Point Financial Corp.	272	8,807
Old Second Bancorp, Inc.	2,164	29,647
Opus Bank†	1,552	40,197
Orrstown Financial Services, Inc.	555	14,153
Pacific Continental Corp.	1,622	45,416
Pacific Mercantile Bancorp†	1,159	10,837
PacWest Bancorp	1	25
Paragon Commercial Corp.†	314	18,077
Park National Corp.	999	109,680
Park Sterling Corp.	3,861	48,533
PCSB Financial Corp.†	1,353	25,328
Peapack Gladstone Financial Corp.	1,256	43,571
Penns Woods Bancorp, Inc.	345	16,705
People’s Utah Bancorp	1,011	31,442
Peoples Bancorp of North Carolina, Inc.	316	10,772
Peoples Bancorp, Inc.	1,228	40,671
Peoples Financial Services Corp.	512	23,214
Preferred Bank	972	60,002
Premier Financial Bancorp, Inc.	703	14,552
Provident Bancorp, Inc.†	329	7,797
QCR Holdings, Inc.	905	43,214
Renasant Corp.	3,232	133,805
Republic Bancorp, Inc., Class A	722	28,389
Republic First Bancorp, Inc.†	3,644	33,707
S&T Bancorp, Inc.	2,572	105,169
Sandy Spring Bancorp, Inc.	1,766	71,364
Seacoast Banking Corp. of Florida†	2,991	74,147
ServisFirst Bancshares, Inc.	3,461	141,936
Shore Bancshares, Inc.	936	15,407
Sierra Bancorp	917	24,264
Simmons First National Corp., Class A	2,778	160,290
SmartFinancial, Inc.†	536	12,591
South State Corp.	2,162	194,688
Southern First Bancshares, Inc.†	486	18,735
Southern National Bancorp of Virginia, Inc.	1,384	22,601
Southside Bancshares, Inc.	2,073	73,405
State Bank Financial Corp.	2,806	81,121
Stock Yards Bancorp, Inc.	1,632	61,608
Summit Financial Group, Inc.	816	22,195
Sun Bancorp, Inc.	803	20,356
Sunshine Bancorp, Inc.†	551	12,866
Texas Capital Bancshares, Inc.†	3,729	320,880
Tompkins Financial Corp.	1,096	95,484
Towne Bank	4,231	141,738
TriCo Bancshares	1,528	63,290
TriState Capital Holdings, Inc.†	1,670	37,825
Triumph Bancorp, Inc.†	1,148	35,588
TrustCo Bank Corp.	6,912	63,418
Trustmark Corp.	5,048	166,281
Two River Bancorp	539	10,457
UMB Financial Corp.	3,388	249,120
Umpqua Holdings Corp.	16,576	339,145
Union Bankshares Corp.	3,229	111,433
United Bankshares, Inc.	7,486	269,122
United Community Banks, Inc.	5,293	145,134
United Security Bancshares	974	9,156
Unity Bancorp, Inc.	577	11,396
Univest Corp. of Pennsylvania	1,942	56,901
Valley National Bancorp	19,329	222,283
Veritex Holdings, Inc.†	1,072	28,258
Washington Trust Bancorp, Inc.	1,122	62,271
WashingtonFirst Bankshares, Inc.	730	25,506
WesBanco, Inc.	3,150	127,260
West Bancorporation, Inc.	1,188	29,047
Westamerica Bancorporation	1,904	110,870
Western New England Bancorp, Inc.	2,068	21,817
Wintrust Financial Corp.	4,152	337,516
Xenith Bankshares, Inc.†	384	12,280

		14,794,006

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	6,237	99,168
Parke Bancorp, Inc.	428	9,224
Union Bankshares, Inc.	291	14,317

		122,709

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	2,077	114,007

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,322	83,154
National Bank Holdings Corp., Class A	1,862	61,111

		144,265

Batteries/Battery Systems — 0.1%
EnerSys	3,267	226,632

Beverages-Non-alcoholic — 0.1%
Coca-Cola Bottling Co. Consolidated	352	79,397
National Beverage Corp. †	878	85,956
Primo Water Corp.†	1,894	20,853

		186,206

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	966	65,649

Bicycle Manufacturing — 0.1%
Fox Factory Holding Corp.†	2,621	111,524

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	665	118,403
Craft Brew Alliance, Inc.†	948	17,301

		135,704

Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	1,167	14,237
MSG Networks, Inc., Class A†	4,482	77,763
TiVo Corp.	8,785	159,448
World Wrestling Entertainment, Inc., Class A	2,863	75,955

		327,403

Building & Construction Products-Misc. — 0.9%
Armstrong Flooring, Inc.†	1,745	25,826
Builders FirstSource, Inc.†	7,239	130,447
Caesarstone, Ltd.†	1,698	48,053
Forterra, Inc.†	1,394	6,914
Gibraltar Industries, Inc.†	2,375	78,969
Louisiana-Pacific Corp.†	10,884	295,827
NCI Building Systems, Inc.†	2,991	47,706
Patrick Industries, Inc.†	1,211	112,623
Ply Gem Holdings, Inc.†	1,660	28,054
Quanex Building Products Corp.	2,567	56,346
Simpson Manufacturing Co., Inc.	3,083	171,846
Summit Materials, Inc., Class A†	8,009	251,483
Trex Co., Inc.†	2,211	241,994

		1,496,088

Building & Construction-Misc. — 0.3%
Aegion Corp.†	2,489	57,969
American Woodmark Corp.†	1,056	102,010
Comfort Systems USA, Inc.	2,756	122,091
Hill International, Inc.†	2,552	13,526
IES Holdings, Inc.†	649	12,136
MYR Group, Inc.†	1,195	38,108
TopBuild Corp.†	2,762	182,264

		528,104

Building Products-Air & Heating — 0.1%
AAON, Inc.	3,099	108,465

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,956	78,925
US Concrete, Inc.†	1,139	89,070

		167,995

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,117	101,044
Griffon Corp.	2,193	49,452
JELD-WEN Holding, Inc.†	4,043	149,106
Masonite International Corp.†	2,227	149,432
PGT Innovations , Inc.†	3,620	51,042

		500,076

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	7,308	260,896
LSI Industries, Inc.	1,813	12,600

		273,496

Building Products-Wood — 0.2%
Boise Cascade Co.†	2,894	102,592
Universal Forest Products, Inc.	1,495	168,786

		271,378

Building-Heavy Construction — 0.6%
Chicago Bridge & Iron Co. NV	7,540	105,108
Dycom Industries, Inc.†	2,281	200,340
Granite Construction, Inc.	2,970	189,159
Layne Christensen Co.†	1,351	17,847
MasTec, Inc.†	4,983	217,010
Orion Group Holdings, Inc.†	2,026	14,587
Primoris Services Corp.	2,952	83,453
Sterling Construction Co., Inc.†	1,932	34,486
Tutor Perini Corp.†	2,800	78,960

		940,950

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,183	175,561

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	638	100,102
Winnebago Industries, Inc.	2,357	115,847

		215,949

Building-Residential/Commercial — 0.8%
AV Homes, Inc.†	911	15,168
Beazer Homes USA, Inc.†	2,340	49,093
Century Communities, Inc.†	1,427	40,741
Green Brick Partners, Inc.†	1,724	18,705
Hovnanian Enterprises, Inc., Class A†	9,242	22,366
Installed Building Products, Inc.†	1,615	112,566
KB Home	6,280	172,260
LGI Homes, Inc.†	1,294	78,067
M/I Homes, Inc.†	1,785	59,619
MDC Holdings, Inc.	3,112	115,268
Meritage Homes Corp.†	2,880	140,256
New Home Co., Inc.†	923	10,735
PICO Holdings, Inc.†	1,662	31,412
Taylor Morrison Home Corp., Class A†	5,261	127,053
TRI Pointe Group, Inc.†	11,090	196,182

William Lyon Homes, Class A†	1,782	49,451

		1,238,942

Cable/Satellite TV — 0.0%
Global Eagle Entertainment, Inc.†	3,821	9,285
WideOpenWest, Inc.†	1,474	18,852

		28,137

Capacitors — 0.1%
KEMET Corp.†	3,418	87,808

Casino Hotels — 0.2%
Boyd Gaming Corp.	6,218	181,752
Caesars Entertainment Corp.†	10,214	132,271
Century Casinos, Inc.†	1,580	13,035
Monarch Casino & Resort, Inc.†	809	36,090

		363,148

Casino Services — 0.2%
Eldorado Resorts, Inc.†	3,451	88,691
Scientific Games Corp., Class A†	3,981	189,495

		278,186

Cellular Telecom — 0.0%
ATN International, Inc.	793	43,052

Chemicals-Diversified — 0.3%
Aceto Corp.	2,198	22,134
AdvanSix, Inc.†	2,242	103,737
Codexis, Inc.†	3,051	18,764
Innophos Holdings, Inc.	1,445	70,704
Innospec, Inc.	1,794	110,959
Koppers Holdings, Inc.†	1,543	74,912

		401,210

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	3,207	46,085

Chemicals-Other — 0.0%
American Vanguard Corp.	2,149	48,352

Chemicals-Plastics — 0.3%
A. Schulman, Inc.	2,138	84,023
Landec Corp.†	2,011	26,646
PolyOne Corp.	6,090	280,566

		391,235

Chemicals-Specialty — 1.4%
AgroFresh Solutions, Inc.†	1,648	9,723
Balchem Corp.	2,370	199,767
Calgon Carbon Corp.	3,782	82,070
CSW Industrials, Inc.†	1,084	53,170
Ferro Corp.†	6,265	149,232
GCP Applied Technologies, Inc.†	5,365	156,926
H.B. Fuller Co.	3,774	214,628
Hawkins, Inc.	722	27,508
Ingevity Corp.†	3,183	226,725
KMG Chemicals, Inc.	690	38,040
Kraton Corp.†	2,243	109,974
Minerals Technologies, Inc.	2,630	189,097
Oil-Dri Corp. of America	375	15,754
OMNOVA Solutions, Inc.†	3,232	35,714
Quaker Chemical Corp.	972	150,971
Sensient Technologies Corp.	3,315	252,106
Stepan Co.	1,493	119,231
Tronox, Ltd., Class A	6,305	166,893
Valhi, Inc.	1,891	8,226

		2,205,755

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,440	27,187
TTM Technologies, Inc.†	6,912	109,072

		136,259

Coal — 0.3%
Arch Coal, Inc., Class A	1,640	125,329
Cloud Peak Energy, Inc.†	5,533	23,515
Hallador Energy Co.	1,199	6,211
NACCO Industries, Inc., Class A	305	12,688
Peabody Energy Corp.†	4,609	142,372
Ramaco Resources, Inc.†	453	2,654
SunCoke Energy, Inc.†	4,819	53,443
Warrior Met Coal, Inc.	1,260	32,785
Westmoreland Coal Co.†	1,385	2,403

		401,400

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,698	44,674

Coffee — 0.0%
Farmer Bros. Co.†	650	22,068

Commercial Services — 0.6%
Acacia Research Corp.†	3,701	16,655
Care.com, Inc.†	1,004	15,431
Collectors Universe, Inc.	560	13,866
Emerald Expositions Events, Inc.	1,172	27,296
Healthcare Services Group, Inc.	5,332	282,009
HMS Holdings Corp.†	6,274	120,712
Medifast, Inc.	792	49,421
National Research Corp., Class A	709	26,623
Nutrisystem, Inc.	2,221	110,939
Pendrell Corp.†	894	5,793
RPX Corp.†	3,380	44,008
ServiceSource International, Inc.†	5,669	19,728
SP Plus Corp.†	1,302	50,452
Team, Inc.†	2,190	26,937
Weight Watchers International, Inc.†	2,094	94,062

		903,932

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	3,410	78,089
CBIZ, Inc.†	3,824	64,817
CPI Card Group, Inc.†	1,528	1,650
Everi Holdings, Inc.†	4,763	39,485
EVERTEC, Inc.	4,525	67,875
Green Dot Corp., Class A†	3,419	193,584
LendingTree, Inc.†	476	127,592
Liberty Tax, Inc.	512	6,682
MoneyGram International, Inc.†	2,177	33,852

Travelport Worldwide, Ltd.	9,288	145,729

		759,355

Communications Software — 0.1%
BroadSoft, Inc.†	2,298	126,045
Digi International, Inc.†	1,978	20,571
pdvWireless, Inc.†	705	20,128

		166,744

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	5,617	362,409
Exa Corp.†	1,038	25,161

		387,570

Computer Data Security — 0.1%
Qualys, Inc.†	2,350	124,315
Varonis Systems, Inc.†	1,431	62,392

		186,707

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,112	71,732

Computer Services — 1.3%
Barracuda Networks, Inc.†	1,882	43,869
CACI International, Inc., Class A†	1,826	262,487
Carbonite, Inc.†	1,849	41,972
Cogint, Inc.†	1,514	6,889
Convergys Corp.	7,031	180,908
DMC Global, Inc.	1,056	22,968
Engility Holdings, Inc.†	1,349	45,421
EPAM Systems, Inc.†	3,679	335,341
ExlService Holdings, Inc.†	2,449	152,867
Insight Enterprises, Inc.†	2,665	120,058
KeyW Holding Corp.†	3,605	27,218
MAXIMUS, Inc.	4,806	319,263
Presidio, Inc.†	1,420	21,016
Science Applications International Corp.	3,277	240,335
SecureWorks Corp., Class A†	604	6,052
StarTek, Inc.†	760	9,074
Sykes Enterprises, Inc.†	2,934	84,910
Syntel, Inc.†	2,472	57,746
TeleTech Holdings, Inc.	1,038	43,233
Unisys Corp.†	3,767	32,961
Virtusa Corp.†	2,069	78,953

		2,133,541

Computer Software — 0.8%
Avid Technology, Inc.†	2,500	11,100
Blackbaud, Inc.	3,568	361,438
Box, Inc., Class A†	5,876	128,978
Cloudera, Inc.†	1,042	15,766
CommerceHub, Inc., Series A†	1,028	22,955
CommerceHub, Inc., Series C†	2,175	46,393
Cornerstone OnDemand, Inc.†	3,896	149,451
Envestnet, Inc.†	3,223	172,108
j2 Global, Inc.	3,477	257,785
Planet Payment, Inc.†	3,158	14,116
Simulations Plus, Inc.	817	13,317
Tintri, Inc.†	616	2,384
Veritone, Inc.†	189	6,710
Workiva, Inc.†	1,858	41,526

		1,244,027

Computers — 0.1%
Nutanix, Inc., Class A†	4,203	119,785

Computers-Integrated Systems — 0.6%
Agilysys, Inc.†	1,147	14,074
Cray, Inc.†	3,000	61,950
Diebold Nixdorf, Inc.	5,655	109,141
Maxwell Technologies, Inc.†	2,699	13,009
Mercury Systems, Inc.†	3,505	176,897
MTS Systems Corp.	1,259	65,531
NetScout Systems, Inc.†	6,428	182,555
Radisys Corp.†	2,757	3,639
Silver Spring Networks, Inc.†	3,127	50,407
Super Micro Computer, Inc.†	2,915	58,009
USA Technologies, Inc.†	2,914	18,504
VeriFone Systems, Inc.†	8,334	159,013

		912,729

Computers-Memory Devices — 0.1%
Pure Storage, Inc., Class A†	6,962	114,386
Quantum Corp.†	2,093	11,093

		125,479

Computers-Other — 0.3%
3D Systems Corp.†	8,175	101,207
ExOne Co.†	832	8,844
Lumentum Holdings, Inc.†	4,560	287,964
Stratasys, Ltd.†	3,739	84,202

		482,217

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	3,465	106,930
Immersion Corp.†	2,178	17,598
Mitek Systems, Inc.†	2,307	20,532

		145,060

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	2,092	59,036

Consulting Services — 0.4%
Advisory Board Co.†	3,024	163,069
CRA International, Inc.	625	26,412
Forrester Research, Inc.	751	32,819
Franklin Covey Co.†	726	14,084
FTI Consulting, Inc.†	3,081	131,713
Hackett Group, Inc.	1,788	27,607
Huron Consulting Group, Inc.†	1,640	60,024
ICF International, Inc.†	1,341	72,012
Information Services Group, Inc.†	2,424	9,890
Navigant Consulting, Inc.†	3,528	61,069
Vectrus, Inc.†	819	24,988

		623,687

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	790	30,162
Central Garden & Pet Co., Class A†	2,640	97,442

CSS Industries, Inc.	667	19,997
Helen of Troy, Ltd.†	2,040	189,516
WD-40 Co.	1,034	114,619

		451,736

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,911	106,118
Greif, Inc., Class B	422	26,523

		132,641

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	6,506	146,125
Multi-Color Corp.	1,023	84,602
UFP Technologies, Inc.†	484	14,931

		245,658

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	1,550	32,845
Inter Parfums, Inc.	1,294	59,912
Revlon, Inc., Class A†	882	19,845

		112,602

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	1,501	16,091

Data Processing/Management — 0.6%
Acxiom Corp.†	5,846	147,085
Amber Road, Inc.†	1,501	11,198
CommVault Systems, Inc.†	2,904	151,153
CSG Systems International, Inc.	2,495	105,638
Fair Isaac Corp.†	2,256	327,481
Pegasystems, Inc.	2,742	159,859

		902,414

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	4,785	18,422
QAD, Inc., Class A	738	27,306

		45,728

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	1,950	38,707
BioTelemetry, Inc.†	2,102	61,063
GenMark Diagnostics, Inc.†	3,284	24,466
Genomic Health, Inc.†	1,477	48,431
Oxford Immunotec Global PLC†	1,691	22,355
Quotient, Ltd.†	2,000	10,220
Repligen Corp.†	2,783	103,528

		308,770

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,115	46,569
OraSure Technologies, Inc.†	4,233	83,602
Quidel Corp.†	2,075	84,971

		215,142

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	726	8,806

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,125	214,987
Merit Medical Systems, Inc.†	3,640	138,502
Utah Medical Products, Inc.	254	19,152

		372,641

Distribution/Wholesale — 0.8%
Anixter International, Inc.†	2,171	149,148
Beacon Roofing Supply, Inc.†	4,996	276,829
Core-Mark Holding Co., Inc.	3,413	116,247
EnviroStar, Inc.	263	7,022
Essendant, Inc.	2,796	27,065
Fossil Group, Inc.†	3,191	25,145
G-III Apparel Group, Ltd.†	3,239	82,076
H&E Equipment Services, Inc.	2,357	77,640
Huttig Building Products, Inc.†	1,781	11,968
Nexeo Solutions, Inc.†	1,965	14,521
ScanSource, Inc.†	1,856	79,715
SiteOne Landscape Supply, Inc.†	2,540	161,316
Systemax, Inc.	857	24,467
Titan Machinery, Inc.†	1,389	20,682
Triton International, Ltd.	3,250	129,675
Veritiv Corp.†	857	27,553

		1,231,069

Diversified Financial Services — 0.0%
Ladder Capital Corp.	5,281	70,977

Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	4,458	113,679
AZZ, Inc.	1,944	92,923
Barnes Group, Inc.	3,761	244,804
Chase Corp.	535	63,531
EnPro Industries, Inc.	1,583	132,561
Fabrinet†	2,715	100,944
Federal Signal Corp.	4,415	94,260
GP Strategies Corp.†	939	27,278
Harsco Corp.†	6,016	127,840
LSB Industries, Inc.†	1,626	12,276
Lydall, Inc.†	1,250	72,250
NL Industries, Inc.†	625	8,125
Raven Industries, Inc.	2,705	91,023
Standex International Corp.	943	97,648
Tredegar Corp.	1,932	37,384

		1,316,526

Diversified Minerals — 0.2%
Fairmount Santrol Holdings, Inc.†	11,604	50,013
Smart Sand, Inc.†	1,635	11,756
United States Lime & Minerals, Inc.	149	13,537
US Silica Holdings, Inc.	6,112	186,477

		261,783

Diversified Operations — 0.1%
HRG Group, Inc.†	8,898	144,326

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	1,513	87,830

Drug Delivery Systems — 0.5%
Antares Pharma, Inc.†	10,746	19,558
Catalent, Inc.†	9,414	400,942
Depomed, Inc.†	4,268	20,657

Heron Therapeutics, Inc.†	3,397	52,144
Nektar Therapeutics†	11,088	267,110
Revance Therapeutics, Inc.†	1,678	43,628

		804,039

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	1,953	18,358
Chegg, Inc.†	7,051	109,361
Etsy, Inc.†	8,656	144,555
FTD Cos., Inc.†	1,263	13,640
Lands’ End, Inc.†	993	10,824
Overstock.com, Inc.†	1,256	57,651
Shutterfly, Inc.†	2,547	108,757

		463,146

E-Commerce/Services — 0.8%
Bankrate, Inc.†	3,532	49,095
Cars.com, Inc.†	5,387	128,318
Carvana Co.†	1,132	16,052
ChannelAdvisor Corp.†	1,895	21,319
Groupon, Inc.†	25,414	121,225
GrubHub, Inc.†	6,428	392,236
Leaf Group, Ltd.†	885	6,239
Ominto, Inc.†	1,061	3,385
Quotient Technology, Inc.†	5,511	86,247
Stamps.com, Inc.†	1,185	265,914
Trade Desk, Inc., Class A†	1,756	115,755
TrueCar, Inc.†	5,132	83,036

		1,288,821

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	1,915	10,916
New Media Investment Group, Inc.	3,827	61,117
QuinStreet, Inc.†	2,738	24,368
Rubicon Project, Inc.†	3,319	11,816

		108,217

E-Services/Consulting — 0.0%
Perficient, Inc.†	2,566	49,909

Educational Software — 0.2%
2U, Inc.†	3,276	208,452
Instructure, Inc.†	1,590	55,332
Rosetta Stone, Inc.†	1,269	12,906

		276,690

Electric Products-Misc. — 0.3%
Graham Corp.	715	13,778
Littelfuse, Inc.	1,683	351,747
Novanta, Inc.†	2,396	113,331

		478,856

Electric-Distribution — 0.1%
Genie Energy, Ltd., Class B	1,010	5,777
Spark Energy, Inc., Class A	863	12,082
Unitil Corp.	1,040	54,080

		71,939

Electric-Generation — 0.0%
Atlantic Power Corp.†	8,571	20,999

Electric-Integrated — 1.5%
ALLETE, Inc.	3,829	300,002
Ameresco, Inc., Class A†	1,397	10,757
Avista Corp.	4,818	251,692
Black Hills Corp.	4,003	261,236
El Paso Electric Co.	3,026	173,995
IDACORP, Inc.	3,782	348,057
MGE Energy, Inc.	2,615	172,721
NorthWestern Corp.	3,644	216,016
Otter Tail Corp.	2,943	135,231
PNM Resources, Inc.	5,972	259,185
Portland General Electric Co.	6,694	319,572

		2,448,464

Electronic Components-Misc. — 1.0%
AVX Corp.	3,448	64,960
Bel Fuse, Inc., Class B	719	23,260
Benchmark Electronics, Inc.†	3,742	115,815
CTS Corp.	2,392	65,062
Kimball Electronics, Inc.†	1,985	43,670
Knowles Corp.†	6,595	109,213
Methode Electronics, Inc.	2,678	125,598
Microvision, Inc.†	5,101	11,273
NVE Corp.	356	30,289
OSI Systems, Inc.†	1,302	115,071
Plexus Corp.†	2,513	154,374
Rogers Corp.†	1,349	205,156
Sanmina Corp.†	5,524	180,773
Sparton Corp.†	722	16,815
Stoneridge, Inc.†	2,014	45,798
Vishay Intertechnology, Inc.	10,077	224,213
Vishay Precision Group, Inc.†	760	18,658
ZAGG, Inc.†	2,035	31,848

		1,581,846

Electronic Components-Semiconductors — 1.3%
Alpha & Omega Semiconductor, Ltd.†	1,401	25,820
Ambarella, Inc.†	2,427	136,980
Amkor Technology, Inc.†	7,623	88,198
AXT, Inc.†	2,783	25,882
CEVA, Inc.†	1,605	77,521
Diodes, Inc.†	2,855	98,041
DSP Group, Inc.†	1,633	21,882
EMCORE Corp.†	2,015	16,624
GSI Technology, Inc.†	1,068	7,391
Impinj, Inc.†	1,348	46,021
Inphi Corp.†	3,144	128,841
IXYS Corp.†	1,871	46,214
Kopin Corp.†	4,605	16,164
Lattice Semiconductor Corp.†	9,185	53,732
MACOM Technology Solutions Holdings, Inc.†	3,034	124,030
Monolithic Power Systems, Inc.	2,987	363,428
Pixelworks, Inc.†	2,132	11,918
Rambus, Inc.†	8,296	122,034
Semtech Corp.†	4,853	199,216
Silicon Laboratories, Inc.†	3,140	297,986
SMART Global Holdings, Inc.†	1,497	46,961
Synaptics, Inc.†	2,578	95,695

Xperi Corp.	3,661	84,203

		2,134,782

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	2,101	92,024
CyberOptics Corp.†	513	7,387
ESCO Technologies, Inc.	1,907	110,511
FARO Technologies, Inc.†	1,239	64,180
Fitbit, Inc., Class A†	13,067	80,231
Itron, Inc.†	2,557	199,830
Mesa Laboratories, Inc.	240	38,268

		592,431

Electronic Parts Distribution — 0.3%
SYNNEX Corp.	2,170	292,690
Tech Data Corp.†	2,625	243,521

		536,211

Electronic Security Devices — 0.0%
Napco Security Technologies, Inc.†	891	9,044

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	10,211	23,996
FutureFuel Corp.	1,871	28,402
Green Plains, Inc.	2,840	52,256
Pacific Ethanol, Inc.†	3,075	14,760
Pattern Energy Group, Inc.	5,266	121,487
Plug Power, Inc.†	16,716	47,640
Renewable Energy Group, Inc.†	2,847	34,449
REX American Resources Corp.†	435	38,358
Sunrun, Inc.†	6,358	36,495
TerraForm Global, Inc., Class A†	6,677	32,550
TerraForm Power, Inc., Class A	865	11,617
TPI Composites, Inc.†	800	20,040
Vivint Solar, Inc.†	1,949	7,309

		469,359

Engineering/R&D Services — 0.6%
Argan, Inc.	1,087	74,731
EMCOR Group, Inc.	4,411	355,130
Exponent, Inc.	1,917	141,570
KBR, Inc.	10,413	204,407
Mistras Group, Inc.†	1,294	27,187
NV5 Global, Inc.†	591	34,337
VSE Corp.	647	31,768

		869,130

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,122	78,674

Enterprise Software/Service — 0.8%
Actua Corp.†	2,287	35,334
Alteryx, Inc., Class A†	665	15,022
American Software, Inc., Class A	1,987	24,659
Apptio, Inc., Class A†	1,327	32,180
Benefitfocus, Inc.†	1,188	32,551
Blackline, Inc.†	1,164	41,345
Coupa Software, Inc.†	2,229	77,458
Donnelley Financial Solutions, Inc.†	2,475	53,212
Everbridge, Inc.†	1,269	33,806
Evolent Health, Inc., Class A†	3,898	63,342
Hortonworks, Inc.†	3,581	59,122
LivePerson, Inc.†	4,055	56,973
Majesco†	416	2,484
ManTech International Corp., Class A	1,927	89,432
MicroStrategy, Inc., Class A†	711	94,037
MobileIron, Inc.†	4,103	15,797
Model N, Inc.†	1,745	25,390
MuleSoft, Inc., Class A†	1,813	42,406
Omnicell, Inc.†	2,747	136,801
Paycom Software, Inc.†	3,688	303,154
PROS Holdings, Inc.†	1,965	44,389
SPS Commerce, Inc.†	1,263	62,089

		1,340,983

Entertainment Software — 0.0%
Glu Mobile, Inc.†	7,766	31,142

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	4,279	210,741

Environmental Monitoring & Detection — 0.1%
MSA Safety, Inc.	2,494	198,273

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,696	88,926
NewStar Financial, Inc.	2,308	28,342
On Deck Capital, Inc.†	3,689	18,187

		135,455

Finance-Consumer Loans — 0.3%
Elevate Credit, Inc.†	1,078	8,441
Encore Capital Group, Inc.†	1,796	83,424
Enova International, Inc.†	2,472	36,709
LendingClub Corp.†	23,794	135,388
Nelnet, Inc., Class A	1,491	87,283
Ocwen Financial Corp.†	7,915	27,623
PRA Group, Inc.†	3,436	95,865
Regional Management Corp.†	764	18,863
World Acceptance Corp.†	441	38,588

		532,184

Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc.†	4,091	138,889

Finance-Investment Banker/Broker — 0.7%
Cowen, Inc.†	1,937	29,055
Diamond Hill Investment Group, Inc.	238	50,439
Evercore, Inc., Class A	2,892	231,649
GAIN Capital Holdings, Inc.	2,706	19,970
Greenhill & Co., Inc.	2,050	37,515
Houlihan Lokey, Inc.	1,843	76,724
INTL. FCStone, Inc.†	1,132	46,989
Investment Technology Group, Inc.	2,459	57,713
Ladenburg Thalmann Financial Services, Inc.	7,604	23,268
Moelis & Co., Class A	2,303	98,453
Oppenheimer Holdings, Inc., Class A	734	15,965
Piper Jaffray Cos.	1,076	78,656
PJT Partners, Inc., Class A	1,353	52,226
Stifel Financial Corp.	4,987	264,461

Virtu Financial, Inc., Class A	1,845	26,107

		1,109,190

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	3,560	82,806
California First National Bancorp	151	2,325
Marlin Business Services Corp.	655	14,344

		99,475

Finance-Mortgage Loan/Banker — 0.3%
Arlington Asset Investment Corp., Class A	1,729	19,832
Ellie Mae, Inc.†	2,533	227,843
Federal Agricultural Mtg. Corp., Class C	659	48,924
FNFV Group†	4,716	81,351
Impac Mortgage Holdings, Inc.†	791	10,362
Nationstar Mtg. Holdings, Inc.†	2,190	42,639
PennyMac Financial Services, Inc., Class A†	1,189	22,591
PHH Corp.†	3,949	52,166
TPG RE Finance Trust, Inc.	126	2,460

		508,168

Finance-Other Services — 0.1%
R1 RCM, Inc.†	7,502	28,508
WageWorks, Inc.†	2,944	187,680

		216,188

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	9,379	67,998
MGIC Investment Corp.†	27,708	396,224
NMI Holdings, Inc., Class A†	4,265	62,056
Radian Group, Inc.	16,214	339,845

		866,123

Firearms & Ammunition — 0.1%
American Outdoor Brands Corp.†	4,205	60,258
Axon Enterprise, Inc.†	3,899	89,560
Sturm Ruger & Co., Inc.	1,284	63,622

		213,440

Food-Canned — 0.1%
Bob Evans Farms, Inc.	1,482	114,396
Seneca Foods Corp., Class A†	521	18,756

		133,152

Food-Confectionery — 0.1%
Amplify Snack Brands, Inc.†	2,476	15,822
Hostess Brands, Inc.†	5,988	69,042
Tootsie Roll Industries, Inc.	1,266	45,069

		129,933

Food-Dairy Products — 0.0%
Dean Foods Co.	6,802	66,320
Lifeway Foods, Inc.†	352	3,541

		69,861

Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	4,918	156,392
Cal-Maine Foods, Inc.†	2,325	104,625
Darling Ingredients, Inc.†	12,282	224,146
J&J Snack Foods Corp.	1,127	150,083
John B. Sanfilippo & Son, Inc.	641	37,723
Lancaster Colony Corp.	1,407	176,185
Snyder’s-Lance, Inc.	6,438	242,262

		1,091,416

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,054	24,558
Smart & Final Stores, Inc.†	1,690	10,140
SUPERVALU, Inc.†	2,869	46,736
Village Super Market, Inc., Class A	583	13,986
Weis Markets, Inc.	716	27,803

		123,223

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,199	88,366
Chefs’ Warehouse, Inc.†	1,466	29,247
Fresh Del Monte Produce, Inc.	2,471	109,984
Performance Food Group Co.†	6,296	178,177
SpartanNash Co.	2,808	68,937
United Natural Foods, Inc.†	3,794	147,093

		621,804

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	5,536	56,467
Deckers Outdoor Corp.†	2,366	161,456
Iconix Brand Group, Inc.†	3,745	6,142
Steven Madden, Ltd.†	4,422	172,458
Weyco Group, Inc.	473	12,861
Wolverine World Wide, Inc.	7,061	192,765

		602,149

Forestry — 0.1%
Deltic Timber Corp.	821	76,033

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,150	29,785
Matthews International Corp., Class A	2,341	147,132

		176,917

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	789	21,051
Pinnacle Entertainment, Inc.†	3,958	102,393
Red Rock Resorts, Inc., Class A	5,085	125,244

		248,688

Gas-Distribution — 1.2%
Chesapeake Utilities Corp.	1,184	95,371
New Jersey Resources Corp.	6,434	285,991
Northwest Natural Gas Co.	2,127	141,126
ONE Gas, Inc.	3,908	300,838
RGC Resources, Inc.	499	14,516
South Jersey Industries, Inc.	5,975	202,971
Southwest Gas Holdings, Inc.	3,553	292,732
Spire, Inc.	3,534	279,009
WGL Holdings, Inc.	3,834	328,574

		1,941,128

Gold Mining — 0.0%
Gold Resource Corp.	3,926	14,251

Klondex Mines, Ltd.†	13,158	38,027

		52,278

Golf — 0.1%
Acushnet Holdings Corp.	1,729	31,935
Callaway Golf Co.	6,998	100,981
Drive Shack, Inc.	4,649	16,969

		149,885

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,061	20,743
US Ecology, Inc.	1,635	77,744

		98,487

Health Care Cost Containment — 0.1%
CorVel Corp.†	709	42,540
HealthEquity, Inc.†	3,729	187,270

		229,810

Heart Monitors — 0.0%
FONAR Corp.†	455	14,515

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	1,860	55,335
Flexsteel Industries, Inc.	569	28,604
Hooker Furniture Corp.	849	40,243
Sleep Number Corp.†	3,075	99,937

		224,119

Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	6,694	88,026
ILG, Inc.	7,959	236,144
La Quinta Holdings, Inc.†	6,104	107,552
Marcus Corp.	1,398	37,956
Red Lion Hotels Corp.†	1,239	10,903

		480,581

Housewares — 0.0%
Libbey, Inc.	1,640	11,218
Lifetime Brands, Inc.	728	13,577

		24,795

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	3,529	154,923
Barrett Business Services, Inc.	530	32,219
BG Staffing, Inc.	518	8,744
Cross Country Healthcare, Inc.†	2,649	36,159
Heidrick & Struggles International, Inc.	1,373	34,119
Insperity, Inc.	1,372	130,203
Kelly Services, Inc., Class A	2,284	60,092
Kforce, Inc.	1,755	36,767
Korn/Ferry International	3,831	160,251
On Assignment, Inc.†	3,799	232,575
Paylocity Holding Corp.†	1,945	103,882
Resources Connection, Inc.	2,143	33,752
TriNet Group, Inc.†	3,058	106,174
TrueBlue, Inc.†	3,143	85,175
Willdan Group, Inc.†	563	16,924

		1,231,959

Identification Systems — 0.1%
Brady Corp., Class A	3,477	132,300

Import/Export — 0.0%
Castle Brands, Inc.†	6,492	7,725

Independent Power Producers — 0.3%
Dynegy, Inc.†	8,267	102,924
NRG Yield, Inc., Class A	2,608	47,857
NRG Yield, Inc., Class C	4,769	88,704
Ormat Technologies, Inc.	2,966	192,582

		432,067

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	649	3,952
GoPro, Inc., Class A†	7,997	83,409
Iteris, Inc.†	1,764	12,189

		99,550

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	456	20,406
Ichor Holdings, Ltd.†	1,335	41,639

		62,045

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	496	14,087
Control4 Corp.†	1,825	53,746
Watts Water Technologies, Inc., Class A	2,082	140,327
Woodward, Inc.	3,986	308,237

		516,397

Instruments-Scientific — 0.0%
Fluidigm Corp.†	2,198	12,748

Insurance Brokers — 0.0%
Crawford & Co., Class B	894	10,531
eHealth, Inc.†	1,164	29,543

		40,074

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	6,476	191,107
CNO Financial Group, Inc.	12,467	298,834
FBL Financial Group, Inc., Class A	740	57,239
Fidelity & Guaranty Life	854	26,559
Health Insurance Innovations, Inc., Class A†	837	17,995
Independence Holding Co.	512	13,901
National Western Life Group, Inc., Class A	170	60,789
Primerica, Inc.	3,408	301,608
Trupanion, Inc.†	1,679	47,281

		1,015,313

Insurance-Multi-line — 0.3%
Citizens, Inc.†	3,484	26,409
Genworth Financial, Inc., Class A†	37,619	124,519
Horace Mann Educators Corp.	3,058	133,940
Kemper Corp.	2,965	190,057
United Fire Group, Inc.	1,605	73,974

		548,899

Insurance-Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	3,397	55,303
AMERISAFE, Inc.	1,429	92,456

AmTrust Financial Services, Inc.	6,378	80,108
Atlas Financial Holdings, Inc.†	789	15,583
Baldwin & Lyons, Inc., Class B	698	16,019
Donegal Group, Inc., Class A	659	11,295
EMC Insurance Group, Inc.	654	19,267
Employers Holdings, Inc.	2,379	113,478
Enstar Group, Ltd.†	840	191,352
Federated National Holding Co.	944	14,481
Global Indemnity, Ltd.†	621	26,063
Hallmark Financial Services, Inc.†	1,014	11,752
HCI Group, Inc.	593	22,214
Heritage Insurance Holdings, Inc.	1,945	31,198
Infinity Property & Casualty Corp.	805	75,952
Investors Title Co.	110	20,867
James River Group Holdings, Ltd.	1,649	69,786
Kingstone Cos., Inc.	678	10,984
Kinsale Capital Group, Inc.	1,081	46,894
National General Holdings Corp.	3,673	74,121
Navigators Group, Inc.	1,540	89,320
NI Holdings, Inc.†	769	13,757
RLI Corp.	2,884	170,416
Safety Insurance Group, Inc.	1,093	89,845
Selective Insurance Group, Inc.	4,306	256,638
State Auto Financial Corp.	1,189	30,486
Stewart Information Services Corp.	1,577	59,831
Third Point Reinsurance, Ltd.†	5,745	95,942
Tiptree, Inc.	1,836	12,209
United Insurance Holdings Corp.	1,276	20,084
Universal Insurance Holdings, Inc.	2,371	56,548

		1,894,249

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	2,169	136,538
Blue Capital Reinsurance Holdings, Ltd.	442	5,856
Essent Group, Ltd.†	6,001	255,763
Greenlight Capital Re, Ltd., Class A†	2,256	49,745
Maiden Holdings, Ltd.	5,363	44,245
State National Cos., Inc.	2,205	46,349
WMIH Corp.†	14,477	12,016

		550,512

Internet Application Software — 0.2%
Okta, Inc.†	831	24,033
RealNetworks, Inc.†	1,817	8,576
Tucows, Inc., Class A†	674	39,395
VirnetX Holding Corp.†	3,799	19,565
Zendesk, Inc.†	7,270	225,370

		316,939

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	2,718	63,547
Cogent Communications Holdings, Inc.	3,113	167,790
Internap Corp.†	5,975	27,784

		259,121

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	5,562	27,532
Shutterstock, Inc.†	1,388	54,118

		81,650

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	3,628	7,982
HealthStream, Inc.†	1,928	47,159
Reis, Inc.	678	12,373
XO Group, Inc.†	1,841	36,746
Yelp, Inc.†	5,811	271,490

		375,750

Internet Gambling — 0.0%
Inspired Entertainment, Inc.†	296	3,389

Internet Security — 0.3%
Corindus Vascular Robotics, Inc.†	6,272	7,150
Imperva, Inc.†	2,506	107,006
Proofpoint, Inc.†	3,213	296,913
Rapid7, Inc.†	1,561	28,223
VASCO Data Security International, Inc.†	2,265	30,804
Zix Corp.†	4,004	19,420

		489,516

Internet Telephone — 0.2%
8x8, Inc.†	6,606	88,190
RingCentral, Inc., Class A†	4,669	196,798

		284,988

Investment Management/Advisor Services — 0.5%
Altisource Portfolio Solutions SA†	840	21,706
Artisan Partners Asset Management, Inc., Class A	3,332	114,621
Associated Capital Group, Inc., Class A	377	13,987
Cohen & Steers, Inc.	1,597	69,453
Financial Engines, Inc.	4,380	158,118
GAMCO Investors, Inc., Class A	340	9,846
Hamilton Lane, Inc., Class A	1,032	28,370
Medley Management, Inc., Class A	404	2,283
OM Asset Management PLC	5,582	85,293
Pzena Investment Management, Inc., Class A	1,264	14,915
Silvercrest Asset Management Group, Inc., Class A	535	8,720
Virtus Investment Partners, Inc.	501	58,316
Waddell & Reed Financial, Inc., Class A	6,080	113,635
Westwood Holdings Group, Inc.	608	39,459
WisdomTree Investments, Inc.	8,629	95,696

		834,418

Lasers-System/Components — 0.2%
Applied Optoelectronics, Inc.†	1,374	55,977
Electro Scientific Industries, Inc.†	2,359	42,203
II-VI, Inc.†	4,537	205,072

		303,252

Leisure Products — 0.0%
Escalade, Inc.	793	9,794
Johnson Outdoors, Inc., Class A	361	27,151
Marine Products Corp.	585	8,406

		45,351

Lighting Products & Systems — 0.0%
Revolution Lighting Technologies, Inc.†	922	5,126

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,143	180,022

Machine Tools & Related Products — 0.2%
Hardinge, Inc.	866	14,324
Kennametal, Inc.	6,007	262,205
Milacron Holdings Corp.†	4,026	72,267

		348,796

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,593	82,756
Hyster-Yale Materials Handling, Inc.	773	60,673

		143,429

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	3,660	16,031
Franklin Electric Co., Inc.	3,466	157,703

		173,734

Machinery-Farming — 0.1%
Alamo Group, Inc.	710	74,905
Lindsay Corp.	785	71,875

		146,780

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	2,149	129,692
Altra Industrial Motion Corp.	2,145	102,745
Applied Industrial Technologies, Inc.	2,866	182,421
Chart Industries, Inc.†	2,293	99,746
DXP Enterprises, Inc.†	1,180	37,843
Gencor Industries, Inc.†	606	10,969
Intevac, Inc.†	1,454	12,214
Kadant, Inc.	812	92,243
Manitowoc Co., Inc.†	9,539	90,811
Tennant Co.	1,320	91,542
Twin Disc, Inc.†	638	13,621

		863,847

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	1,452	57,441

Machinery-Pumps — 0.1%
Gorman-Rupp Co.	1,320	42,214
NN, Inc.	2,026	59,868
SPX FLOW, Inc.†	3,099	127,772

		229,854

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	4,248	21,665
SEACOR Marine Holdings, Inc.†	1,215	17,192

		38,857

Medical Imaging Systems — 0.1%
Analogic Corp.	939	75,402
Lantheus Holdings, Inc.†	1,950	38,805

		114,207

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	13,591	183,207
Computer Programs & Systems, Inc.	837	25,235
Cotiviti Holdings, Inc.†	2,741	96,374
Inovalon Holdings, Inc., Class A†	4,691	78,574
Medidata Solutions, Inc.†	4,218	317,320
NantHealth, Inc.†	1,334	4,869
Quality Systems, Inc.†	3,909	55,000
Tabula Rasa HealthCare, Inc.†	697	20,129

		780,708

Medical Instruments — 0.9%
Abaxis, Inc.	1,640	79,376
AngioDynamics, Inc.†	2,732	46,362
AtriCure, Inc.†	2,374	50,899
Cardiovascular Systems, Inc.†	2,388	57,479
CONMED Corp.	2,054	107,260
CryoLife, Inc.†	2,402	46,719
Endologix, Inc.†	6,150	32,595
Entellus Medical, Inc.†	905	15,322
Halyard Health, Inc.†	3,497	147,398
Integra LifeSciences Holdings Corp.†	4,609	215,609
iRhythm Technologies, Inc.†	1,031	52,529
LivaNova PLC†	3,632	268,405
Natus Medical, Inc.†	2,425	102,820
NuVasive, Inc.†	3,797	215,404
Obalon Therapeutics, Inc.†	644	5,429

		1,443,606

Medical Labs & Testing Services — 0.1%
Invitae Corp.†	2,912	24,577
Medpace Holdings, Inc.†	551	20,646
Natera, Inc.†	2,349	25,816
Teladoc, Inc.†	4,024	132,993

		204,032

Medical Laser Systems — 0.0%
Cutera, Inc.†	989	38,868

Medical Products — 1.5%
Accuray, Inc.†	6,089	28,923
Atrion Corp.	104	68,396
AxoGen, Inc.†	2,043	41,984
Cantel Medical Corp.	2,718	266,581
Cerus Corp.†	7,715	22,142
ConforMIS, Inc.†	2,997	10,609
Exactech, Inc.†	800	33,480
Glaukos Corp.†	2,143	75,669
Globus Medical, Inc., Class A†	5,278	168,210
Haemonetics Corp.†	3,921	186,483
Integer Holdings Corp.†	2,319	112,703
Intersect ENT, Inc.†	1,944	57,640
Invacare Corp.	2,378	36,859
K2M Group Holdings, Inc.†	3,034	59,739
LeMaitre Vascular, Inc.	1,110	35,531
Luminex Corp.	3,051	65,139
MiMedx Group, Inc.†	7,741	98,156
NanoString Technologies, Inc.†	1,326	13,207
Nevro Corp.†	2,073	181,553
Novocure, Ltd.†	4,320	93,312
NxStage Medical, Inc.†	4,858	130,923
Orthofix International NV†	1,287	69,151
Penumbra, Inc.†	2,193	220,506
Pulse Biosciences, Inc.†	683	16,535
Rockwell Medical, Inc.†	3,584	21,719

Sientra, Inc.†	1,069	15,672
Surmodics, Inc.†	978	29,095
Tactile Systems Technology, Inc.†	684	19,624
Viveve Medical, Inc.†	1,121	6,121
Wright Medical Group NV†	7,822	205,015

		2,390,677

Medical-Biomedical/Gene — 4.2%
Abeona Therapeutics, Inc.†	1,812	32,525
Acceleron Pharma, Inc.†	2,398	93,522
Achillion Pharmaceuticals, Inc.†	8,752	35,183
Acorda Therapeutics, Inc.†	3,240	86,103
Aduro Biotech, Inc.†	3,045	24,208
Advaxis, Inc.†	2,731	9,285
Agenus, Inc.†	5,530	20,240
Aileron Therapeutics, Inc.†	320	3,853
Alder Biopharmaceuticals, Inc.†	4,690	52,763
AMAG Pharmaceuticals, Inc.†	2,624	41,197
AnaptysBio, Inc.†	891	58,833
Anavex Life Sciences Corp.†	2,739	11,559
ANI Pharmaceuticals, Inc.†	600	34,848
Aratana Therapeutics, Inc.†	3,030	17,362
Ardelyx, Inc.†	2,497	13,359
Arena Pharmaceuticals, Inc.†	2,907	81,483
Assembly Biosciences, Inc.†	1,049	30,956
Asterias Biotherapeutics, Inc.†	2,016	5,040
Atara Biotherapeutics, Inc.†	1,906	27,065
Athersys, Inc.†	7,637	14,052
Audentes Therapeutics, Inc.†	1,140	30,313
Axovant Sciences, Ltd.†	2,238	11,727
Bellicum Pharmaceuticals, Inc.†	2,031	19,132
BioCryst Pharmaceuticals, Inc.†	5,989	26,951
Biohaven Pharmaceutical Holding Co., Ltd.†	748	22,485
BioTime, Inc.†	5,660	13,584
Bluebird Bio, Inc.†	3,355	466,681
Blueprint Medicines Corp.†	2,905	192,950
Cambrex Corp.†	2,429	105,054
Cascadian Therapeutics, Inc.†	2,563	11,764
Celldex Therapeutics, Inc.†	9,051	22,084
ChemoCentryx, Inc.†	1,825	11,990
Clearside Biomedical, Inc.†	1,547	11,015
Corium International, Inc.†	1,488	14,999
Corvus Pharmaceuticals, Inc.†	629	8,542
Curis, Inc.†	8,671	13,700
Cytokinetics, Inc.†	3,106	42,397
CytomX Therapeutics, Inc.†	2,173	43,460
Dermira, Inc.†	2,851	76,321
Dynavax Technologies Corp.†	4,508	99,176
Edge Therapeutics, Inc.†	1,486	16,138
Editas Medicine, Inc.†	2,529	62,719
Emergent BioSolutions, Inc.†	2,506	102,721
Enzo Biochem, Inc.†	3,081	30,348
Epizyme, Inc.†	3,087	51,553
Esperion Therapeutics, Inc.†	1,257	57,495
Exact Sciences Corp.†	8,705	478,688
Fate Therapeutics, Inc.†	2,852	13,604
FibroGen, Inc.†	4,948	276,346
Five Prime Therapeutics, Inc.†	2,032	91,156
Fortress Biotech, Inc.†	2,464	9,215
Foundation Medicine, Inc.†	1,072	48,240
Genocea Biosciences, Inc.†	2,143	2,486
Geron Corp.†	11,121	25,022
Halozyme Therapeutics, Inc.†	8,836	156,662
Idera Pharmaceuticals, Inc.†	8,076	12,599
ImmunoGen, Inc.†	6,296	36,517
Immunomedics, Inc.†	7,646	81,965
Innoviva, Inc.†	5,678	69,499
Inovio Pharmaceuticals, Inc.†	6,029	35,149
Insmed, Inc.†	5,498	148,501
Intellia Therapeutics, Inc.†	1,061	33,018
Iovance Biotherapeutics, Inc.†	3,953	30,735
Karyopharm Therapeutics, Inc.†	2,527	25,801
Kura Oncology, Inc.†	1,067	15,898
Lexicon Pharmaceuticals, Inc.†	3,223	32,842
Ligand Pharmaceuticals, Inc.†	1,532	222,676
Loxo Oncology, Inc.†	1,693	145,869
MacroGenics, Inc.†	2,489	49,257
Matinas BioPharma Holdings, Inc.†	3,948	4,422
Medicines Co.†	5,161	148,327
Merrimack Pharmaceuticals, Inc.	959	11,259
Momenta Pharmaceuticals, Inc.†	5,493	77,451
Myriad Genetics, Inc.†	4,805	164,715
NantKwest, Inc.†	2,284	10,552
NeoGenomics, Inc.†	4,172	36,171
NewLink Genetics Corp.†	1,637	15,322
Novavax, Inc.†	21,056	22,951
Novelion Therapeutics, Inc.†	1,131	5,338
Nymox Pharmaceutical Corp.†	2,131	7,586
Omeros Corp.†	3,114	49,077
Oncocyte Corp.†	268	1,621
Organovo Holdings, Inc.†	7,374	11,725
Otonomy, Inc.†	2,108	6,271
Ovid therapeutics, Inc.†	378	2,449
Pacific Biosciences of California, Inc.†	7,675	32,465
Paratek Pharmaceuticals, Inc.†	1,763	37,728
PDL BioPharma, Inc.†	11,894	35,206
Pieris Pharmaceuticals, Inc.†	2,567	12,963
Prothena Corp. PLC†	2,872	166,720
PTC Therapeutics, Inc.†	2,969	55,639
Puma Biotechnology, Inc.†	2,150	273,695
REGENXBIO, Inc.†	2,060	61,697
Retrophin, Inc.†	2,858	71,078
Rigel Pharmaceuticals, Inc.†	9,246	34,673
RTI Surgical, Inc.†	4,087	18,392
Sage Therapeutics, Inc.†	2,586	163,642
Sangamo Therapeutics, Inc.†	6,144	76,186
Selecta Biosciences, Inc.†	877	18,610
Seres Therapeutics, Inc.†	1,529	15,351
Sienna Biopharmaceuticals, Inc.†	356	6,978
Spark Therapeutics, Inc.†	1,993	161,234
Spectrum Pharmaceuticals, Inc.†	5,826	114,131
Stemline Therapeutics, Inc.†	1,688	23,041
Strongbridge Biopharma PLC†	1,640	9,840
Syndax Pharmaceuticals, Inc.†	659	7,368
Theravance Biopharma, Inc.†	3,123	90,130
Tocagen, Inc.†	628	6,952
Ultragenyx Pharmaceutical, Inc.†	2,959	136,380
VBI Vaccines, Inc.†	1,622	5,580

Veracyte, Inc.†	1,772	15,151
Versartis, Inc.†	2,439	4,390
WaVe Life Sciences, Ltd†.	889	20,491
XBiotech, Inc.†	1,443	6,147
ZIOPHARM Oncology, Inc.†	9,827	45,794

		6,603,369

Medical-Drugs — 2.1%
Achaogen, Inc.†	2,169	27,590
Aclaris Therapeutics, Inc.†	1,507	37,992
Adamas Pharmaceuticals, Inc.†	1,096	27,027
Aerie Pharmaceuticals, Inc.†	2,431	150,114
Aimmune Therapeutics, Inc.†	2,631	76,483
Akcea Therapeutics, Inc.†	1,112	20,372
Amicus Therapeutics, Inc.†	12,237	174,255
Array BioPharma, Inc.†	12,908	134,889
Athenex, Inc.†	511	8,554
BioSpecifics Technologies Corp.†	423	19,361
Catalyst Pharmaceuticals, Inc.†	5,350	15,301
Cempra, Inc.†	3,583	8,241
Chimerix, Inc.†	3,484	17,141
Clovis Oncology, Inc.†	3,240	244,199
Coherus Biosciences, Inc.†	2,868	32,265
Collegium Pharmaceutical, Inc.†	1,697	17,530
Conatus Pharmaceuticals, Inc.†	1,913	8,781
Corbus Pharmaceuticals Holdings, Inc.†	3,313	23,522
Corcept Therapeutics, Inc.†	6,818	134,246
Durect Corp.†	10,255	8,176
Eagle Pharmaceuticals, Inc.†	617	33,164
Enanta Pharmaceuticals, Inc.†	1,162	57,717
Global Blood Therapeutics, Inc.†	2,762	109,928
Horizon Pharma PLC†	12,213	165,608
Ignyta, Inc.†	3,738	57,565
Immune Design Corp.†	1,276	6,316
Insys Therapeutics, Inc.†	1,796	9,249
Intra-Cellular Therapies, Inc.†	2,525	39,365
Ironwood Pharmaceuticals, Inc.†	10,073	154,923
Jounce Therapeutics, Inc.†	1,066	14,924
Kala Pharmaceuticals, Inc.†	603	9,684
Keryx Biopharmaceuticals, Inc.†	6,119	39,651
Lannett Co., Inc.†	2,105	41,890
Madrigal Pharmaceuticals, Inc.†	302	15,097
MediciNova, Inc.†	2,447	17,398
Minerva Neurosciences, Inc.†	1,879	11,838
Miragen Therapeutics, Inc.†	944	7,816
MyoKardia, Inc.†	1,423	54,714
Neos Therapeutics, Inc.†	1,440	14,976
Ocular Therapeutix, Inc.†	1,686	9,711
Pacira Pharmaceuticals, Inc.†	2,940	94,227
PharMerica Corp.†	2,227	65,251
PRA Health Sciences, Inc.†	3,646	296,894
Prestige Brands Holdings, Inc.†	3,989	187,084
Progenics Pharmaceuticals, Inc.†	5,291	32,751
Protagonist Therapeutics, Inc.†	701	10,494
Ra Pharmaceuticals, Inc.†	879	11,550
Radius Health, Inc.†	2,783	89,362
Reata Pharmaceuticals, Inc., Class A†	837	25,344
Sucampo Pharmaceuticals, Inc., Class A†	1,808	18,080
Supernus Pharmaceuticals, Inc.†	3,543	147,389
Synergy Pharmaceuticals, Inc.†	16,963	46,309
Syros Pharmaceuticals, Inc.†	936	16,099
Tetraphase Pharmaceuticals, Inc.†	3,763	22,616
TG Therapeutics, Inc.†	3,630	29,585
TherapeuticsMD, Inc.†	11,675	55,106
Trevena, Inc.†	4,098	6,147
Vanda Pharmaceuticals, Inc.†	3,293	51,700
Voyager Therapeutics, Inc.†	1,089	22,934
vTv Therapeutics, Inc., Class A†	531	3,356
Zogenix, Inc.†	2,356	88,350
Zynerba Pharmaceuticals, Inc.†	852	8,350

		3,386,551

Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	2,714	49,042
Avexis, Inc.†	1,837	191,985
Dova Pharmaceuticals, Inc.†	380	9,523
Impax Laboratories, Inc.†	5,492	99,680
Teligent, Inc.†	3,076	17,471

		367,701

Medical-HMO — 0.3%
Magellan Health, Inc.†	1,777	151,578
Molina Healthcare, Inc.†	3,293	223,364
Tivity Health, Inc.†	2,733	126,401
Triple-S Management Corp., Class B†	1,750	42,018

		543,361

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	7,116	41,984
Select Medical Holdings Corp.†	8,034	153,851
Surgery Partners, Inc.†	1,412	13,061
Tenet Healthcare Corp.†	6,082	86,851

		295,747

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	3,603	83,157
Genesis Healthcare, Inc.†	2,787	2,722
Kindred Healthcare, Inc.	6,279	37,988
National HealthCare Corp.	839	53,696

		177,563

Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	560	20,160
Almost Family, Inc.†	955	42,259
Amedisys, Inc.†	2,131	102,522
Chemed Corp.	1,176	262,754
Civitas Solutions, Inc.†	1,202	22,417
LHC Group, Inc.†	1,178	78,702
Providence Service Corp.†	855	47,538

		576,352

Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	4,548	111,744

Metal Processors & Fabrication — 0.5%
Ampco-Pittsburgh Corp.	650	10,757
CIRCOR International, Inc.	1,236	54,322
Global Brass & Copper Holdings, Inc.	1,622	56,770
Haynes International, Inc.	928	33,111
LB Foster Co., Class A†	624	15,538
Mueller Industries, Inc.	4,261	148,070

Park-Ohio Holdings Corp.	659	31,072
RBC Bearings, Inc.†	1,731	214,332
Rexnord Corp.†	7,790	198,801
Sun Hydraulics Corp.	1,768	101,713

		864,486

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	481	12,097
Olympic Steel, Inc.	688	12,990
Worthington Industries, Inc.	3,368	153,244

		178,331

Metal Products-Fasteners — 0.1%
Eastern Co.	417	12,051
TriMas Corp.†	3,405	90,403

		102,454

Metal-Aluminum — 0.1%
Century Aluminum Co.†	3,730	52,220
Kaiser Aluminum Corp.	1,259	124,868

		177,088

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.†	22,296	132,884

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	543	21,612
FreightCar America, Inc.	906	16,960
Hillenbrand, Inc.	4,738	187,388
John Bean Technologies Corp.	2,350	251,215

		477,175

Motion Pictures & Services — 0.1%
Eros International PLC†	2,037	24,953
IMAX Corp.†	4,316	104,663

		129,616

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	2,766	30,288

Multimedia — 0.1%
E.W. Scripps Co., Class A†	4,328	75,047
Entravision Communications Corp., Class A	4,955	25,766
Liberty Media Corp.-Liberty Braves, Series A†	743	17,446
Liberty Media Corp.-Liberty Braves, Series C†	2,565	60,560

		178,819

Networking Products — 0.3%
A10 Networks, Inc.†	3,668	26,813
Calix, Inc.†	3,212	17,666
Extreme Networks, Inc.†	8,166	97,992
Gigamon, Inc.†	2,703	104,066
Infinera Corp.†	10,831	90,655
NeoPhotonics Corp.†	2,418	12,598
NETGEAR, Inc.†	2,414	112,613

		462,403

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	678	18,679

Non-Ferrous Metals — 0.1%
Materion Corp.	1,490	76,512
Uranium Energy Corp.†	10,208	10,820

		87,332

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	3,216	80,143
Casella Waste Systems, Inc., Class A†	2,927	54,032
Covanta Holding Corp.	8,769	141,181

		275,356

Office Automation & Equipment — 0.0%
Eastman Kodak Co.†	1,235	6,607

Office Furnishings-Original — 0.4%
CompX International, Inc.	125	1,856
Herman Miller, Inc.	4,465	150,024
HNI Corp.	3,302	112,994
Interface, Inc.	4,657	106,180
Kimball International, Inc., Class B	2,729	52,315
Knoll, Inc.	3,618	76,774
Steelcase, Inc., Class A	6,409	93,251

		593,394

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	8,092	105,601

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†	4,841	80,990
Ensco PLC, Class A	31,989	172,421
Noble Corp. PLC†	18,269	75,999
Parker Drilling Co.†	10,046	10,548
Rowan Cos. PLC, Class A†	8,728	125,072

		465,030

Oil Companies-Exploration & Production — 1.2%
Abraxas Petroleum Corp.†	11,332	24,137
Approach Resources, Inc.†	3,219	7,500
Bill Barrett Corp.†	5,647	27,840
Bonanza Creek Energy, Inc.†	1,520	51,422
California Resources Corp.†	3,189	35,175
Callon Petroleum Co.†	15,082	167,259
Carrizo Oil & Gas, Inc.†	5,746	101,647
Contango Oil & Gas Co.†	1,767	7,050
Denbury Resources, Inc.†	29,745	36,586
Earthstone Energy, Inc., Class A†	1,417	11,407
Eclipse Resources Corp.†	6,536	14,510
Energy XXI Gulf Coast, Inc.†	2,213	18,921
EP Energy Corp., Class A†	2,879	7,773
Evolution Petroleum Corp.	1,894	14,016
Gastar Exploration, Inc.†	13,059	10,708
Halcon Resources Corp.†	9,566	62,944
Isramco, Inc.†	54	6,135
Jagged Peak Energy, Inc.†	4,196	58,283
Jones Energy, Inc., Class A†	3,414	4,370
Lilis Energy, Inc.†	3,200	15,936
Matador Resources Co.†	6,718	178,363
Midstates Petroleum Co., Inc.†	837	12,764
Oasis Petroleum, Inc.†	17,609	166,405
Panhandle Oil and Gas, Inc., Class A	1,174	28,352

PDC Energy, Inc.†	4,946	251,900
Penn Virginia Corp.†	1,068	41,620
Resolute Energy Corp.†	1,623	48,739
Ring Energy, Inc.†	3,393	43,464
Rosehill Resources, Inc.†	188	1,827
Sanchez Energy Corp.†	5,305	22,971
SandRidge Energy, Inc.†	2,612	49,027
SilverBow Resources, Inc.†	522	11,740
SRC Energy, Inc.†	15,030	143,386
Stone Energy Corp.†	1,461	42,983
Ultra Petroleum Corp.†	14,598	115,908
Unit Corp.†	3,874	72,521
W&T Offshore, Inc.†	7,015	21,957
WildHorse Resource Development Corp.†	1,495	19,450

		1,956,996

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	2,834	119,311
Exterran Corp.†	2,402	77,512
Flotek Industries, Inc.†	4,139	20,364
Forum Energy Technologies, Inc.†	5,162	74,333
Gulf Island Fabrication, Inc.	1,023	13,452
Natural Gas Services Group, Inc.†	927	25,771
Thermon Group Holdings, Inc.†	2,409	51,818

		382,561

Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	162	6,956
CVR Energy, Inc.	1,182	32,446
Delek US Holdings, Inc.	5,827	151,793
Par Pacific Holdings, Inc.†	2,378	49,914
Trecora Resources†	1,470	17,861

		258,970

Oil-Field Services — 0.8%
Archrock, Inc.	5,226	62,712
Basic Energy Services, Inc.†	1,303	24,575
Bristow Group, Inc.	2,421	22,854
C&J Energy Services, Inc.†	3,471	98,889
CARBO Ceramics, Inc.†	1,718	14,225
Era Group, Inc.†	1,474	15,860
Frank’s International NV	3,727	24,636
Helix Energy Solutions Group, Inc.†	10,523	71,767
Independence Contract Drilling, Inc.†	2,563	8,304
Keane Group, Inc.†	2,325	35,898
Key Energy Services, Inc.†	771	8,203
Mammoth Energy Services, Inc.†	602	11,878
Matrix Service Co.†	1,964	27,692
McDermott International, Inc.†	21,188	140,265
MRC Global, Inc.†	6,686	114,665
NCS Multistage Holdings, Inc.†	826	17,990
Newpark Resources, Inc.†	6,536	57,190
NOW, Inc.†	8,005	100,223
Oil States International, Inc.†	3,841	88,535
PHI, Inc.†	874	10,217
Pioneer Energy Services Corp.†	5,697	10,824
ProPetro Holding Corp.†	1,888	28,754
Ranger Energy Services, Inc.†	35	406
SEACOR Holdings, Inc.†	1,210	57,112
Select Energy Services, Inc., Class A†	693	11,282
Solaris Oilfield Infrastructure, Inc., Class A†	756	12,066
Superior Energy Services, Inc.†	11,392	100,477
Tesco Corp.†	3,471	13,363
TETRA Technologies, Inc.†	8,566	24,327
Willbros Group, Inc.†	3,279	10,034

		1,225,223

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	744	26,561

Optical Supplies — 0.0%
STAAR Surgical Co.†	3,058	40,518

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,212	55,934
Neenah Paper, Inc.	1,244	107,979
Orchids Paper Products Co.	674	8,277
P.H. Glatfelter Co.	3,250	68,120
Schweitzer-Mauduit International, Inc.	2,277	96,158
Verso Corp., Class A†	2,521	17,672

		354,140

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	4,349	255,764
Masimo Corp.†	3,355	294,435

		550,199

Pharmacy Services — 0.1%
BioScrip, Inc.†	8,688	21,981
Diplomat Pharmacy, Inc.†	3,572	75,190

		97,171

Physical Therapy/Rehabilitation Centers — 0.3%
AAC Holdings, Inc.†	856	6,779
HealthSouth Corp.	7,283	336,038
U.S. Physical Therapy, Inc.	904	61,427

		404,244

Pipelines — 0.1%
SemGroup Corp., Class A	4,968	129,416
Tellurian, Inc.†	4,149	44,685

		174,101

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,577	18,940
CECO Environmental Corp.	2,234	19,592
Hudson Technologies, Inc.†	2,743	16,239

		54,771

Poultry — 0.1%
Sanderson Farms, Inc.	1,507	225,402

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	2,971	251,703
Energous Corp.†	1,410	13,832
Generac Holdings, Inc.†	4,604	239,822

Powell Industries, Inc.	659	19,098
SPX Corp.†	3,187	93,347
SunPower Corp.†	4,470	31,827
Vicor Corp.†	1,253	27,002

		676,631

Precious Metals — 0.1%
Coeur Mining, Inc.†	13,550	102,844

Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	2,991	13,220
Cimpress NV†	1,869	203,983
Deluxe Corp.	3,628	252,690
Ennis, Inc.	1,871	37,701
LSC Communications, Inc.	2,501	40,466
Quad/Graphics, Inc.	2,348	53,511
RR Donnelley & Sons Co.	5,248	48,281

		649,852

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	530	2,173
Granite Point Mtg. Trust, Inc.	470	8,719
Kennedy-Wilson Holdings, Inc.	9,058	176,178

		187,070

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,738	76,606
Scholastic Corp.	2,117	78,202

		154,808

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	85	19,729
Gannett Co., Inc.	8,551	74,394
New York Times Co., Class A	9,394	179,425
tronc, Inc.†	1,464	21,645

		295,193

Publishing-Periodicals — 0.2%
Meredith Corp.	2,960	156,880
Time, Inc.	7,491	86,895
Value Line, Inc.	84	1,503

		245,278

Quarrying — 0.1%
Compass Minerals International, Inc.	2,537	166,427

Racetracks — 0.3%
Churchill Downs, Inc.	1,014	211,470
Empire Resorts, Inc.†	254	5,664
International Speedway Corp., Class A	1,866	72,494
Penn National Gaming, Inc.†	6,342	165,463
Speedway Motorsports, Inc.	871	17,376

		472,467

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	365	3,449
Entercom Communications Corp., Class A	2,094	23,139
Saga Communications, Inc., Class A	283	12,381
Salem Media Group, Inc.	869	5,562
Townsquare Media, Inc., Class A†	658	6,869

		51,400

Real Estate Investment Trusts — 6.9%
Acadia Realty Trust	6,285	176,923
AG Mtg. Investment Trust, Inc.	2,062	38,786
Agree Realty Corp.	2,029	95,951
Alexander’s, Inc.	159	65,349
Altisource Residential Corp.	3,711	39,596
American Assets Trust, Inc.	3,022	117,223
Anworth Mtg. Asset Corp.	7,090	39,633
Apollo Commercial Real Estate Finance, Inc.	7,649	138,217
Ares Commercial Real Estate Corp.	2,003	25,999
Armada Hoffler Properties, Inc.	3,344	47,719
ARMOUR Residential REIT, Inc.	3,010	75,400
Ashford Hospitality Prime, Inc.	1,983	19,275
Ashford Hospitality Trust, Inc.	5,750	40,422
Bluerock Residential Growth REIT, Inc.	1,718	19,396
Capstead Mtg. Corp.	7,136	62,940
CareTrust REIT, Inc.	5,393	101,928
CatchMark Timber Trust, Inc., Class A	2,896	37,069
CBL & Associates Properties, Inc.	12,614	98,894
Cedar Realty Trust, Inc.	6,181	33,625
Chatham Lodging Trust	2,829	61,531
Cherry Hill Mtg. Investment Corp.	878	15,988
Chesapeake Lodging Trust	4,425	123,457
City Office REIT, Inc.	2,213	28,858
Clipper Realty, Inc.	1,119	12,164
CorEnergy Infrastructure Trust, Inc.	890	32,111
Cousins Properties, Inc.	31,286	282,200
CYS Investments, Inc.	11,333	90,664
DiamondRock Hospitality Co.	14,966	162,531
Dynex Capital, Inc.	3,453	24,171
Easterly Government Properties, Inc.	2,782	55,974
EastGroup Properties, Inc.	2,486	225,207
Education Realty Trust, Inc.	5,501	191,985
Ellington Residential Mortgage REIT	623	8,336
First Industrial Realty Trust, Inc.	8,710	268,965
Four Corners Property Trust, Inc.	4,527	111,726
Franklin Street Properties Corp.	7,821	78,210
GEO Group, Inc.	9,161	237,728
Getty Realty Corp.	2,032	57,729
Gladstone Commercial Corp.	1,862	40,331
Global Medical REIT, Inc.	1,106	9,357
Global Net Lease, Inc.	5,008	108,173
Government Properties Income Trust	7,074	128,535
Gramercy Property Trust	11,321	336,234
Great Ajax Corp.	1,174	16,612
Healthcare Realty Trust, Inc.	9,048	291,707
Hersha Hospitality Trust	2,903	51,354
Independence Realty Trust, Inc.	5,193	52,709
InfraREIT, Inc.†	3,177	71,165
Invesco Mtg. Capital, Inc.	8,412	144,855
Investors Real Estate Trust	9,122	53,364
iStar, Inc.†	5,208	60,934
Jernigan Capital, Inc.	692	14,200
Kite Realty Group Trust	6,196	115,803
KKR Real Estate Finance Trust, Inc.	776	15,691
LaSalle Hotel Properties	8,517	240,265

Lexington Realty Trust	16,209	164,035
LTC Properties, Inc.	2,944	136,925
Mack-Cali Realty Corp.	6,775	154,267
MedEquities Realty Trust, Inc.	2,144	24,913
Monmouth Real Estate Investment Corp.	5,191	88,455
MTGE Investment Corp.	3,425	61,992
National Health Investors, Inc.	2,974	226,589
National Storage Affiliates Trust	3,316	82,204
New Senior Investment Group, Inc.	6,142	54,909
New York Mortgage Trust, Inc.	8,338	50,278
NexPoint Residential Trust, Inc.	1,298	30,827
NorthStar Realty Europe Corp.	4,074	54,877
One Liberty Properties, Inc.	1,076	26,071
Orchid Island Capital, Inc.	3,163	31,503
Owens Realty Mortgage, Inc.	748	13,434
Pebblebrook Hotel Trust	5,153	183,756
Pennsylvania Real Estate Investment Trust	5,122	49,786
PennyMac Mortgage Investment Trust	4,936	79,272
Physicians Realty Trust	13,043	226,687
Potlatch Corp.	3,028	156,850
Preferred Apartment Communities, Inc., Class A	2,283	45,318
PS Business Parks, Inc.	1,479	195,716
QTS Realty Trust, Inc., Class A	3,516	203,401
Quality Care Properties, Inc.†	7,073	111,966
RAIT Financial Trust	6,869	3,675
Ramco-Gershenson Properties Trust	5,881	74,277
Redwood Trust, Inc.	5,732	90,050
Resource Capital Corp.	2,258	23,167
Retail Opportunity Investments Corp.	8,103	145,692
Rexford Industrial Realty, Inc.	5,157	153,111
RLJ Lodging Trust	12,694	274,952
Ryman Hospitality Properties, Inc.	3,308	218,758
Sabra Health Care REIT, Inc.	13,092	260,793
Saul Centers, Inc.	832	50,852
Select Income REIT	4,740	114,518
Seritage Growth Properties, Class A	1,878	77,242
STAG Industrial, Inc.	6,686	182,528
Starwood Waypoint Homes	9,474	344,001
Summit Hotel Properties, Inc.	7,654	121,010
Sunstone Hotel Investors, Inc.	16,521	269,623
Sutherland Asset Management Corp.	1,265	19,797
Terreno Realty Corp.	3,664	134,542
Tier REIT, Inc.	3,569	69,845
UMH Properties, Inc.	2,082	31,105
Universal Health Realty Income Trust	948	69,403
Urban Edge Properties	7,309	171,469
Urstadt Biddle Properties, Inc., Class A	2,208	47,980
Washington Prime Group, Inc.	13,956	109,275
Washington Real Estate Investment Trust	5,779	186,026
Western Asset Mortgage Capital Corp.	3,056	30,774
Whitestone REIT	2,753	36,780
Xenia Hotels & Resorts, Inc.	8,054	175,255

		11,035,700

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	2,384	19,906
Griffin Industrial Realty, Inc.	51	1,892
HFF, Inc., Class A	2,750	120,615
Marcus & Millichap, Inc.†	1,199	34,076
RE/MAX Holdings, Inc., Class A	1,331	88,512
Redfin Corp.†	802	18,879

		283,880

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	3,495	158,114
Community Healthcare Trust, Inc.	1,263	34,644
Consolidated-Tomoka Land Co.	295	17,263
Forestar Group, Inc.†	786	13,991
FRP Holdings, Inc.†	490	21,731
Maui Land & Pineapple Co., Inc.†	501	7,991
RMR Group, Inc., Class A	525	27,536
St. Joe Co.†	3,603	64,133
Stratus Properties, Inc.	442	13,150
Transcontinental Realty Investors, Inc.†	126	3,740
Trinity Place Holdings, Inc.†	1,359	9,785

		372,078

Recreational Centers — 0.1%
Planet Fitness, Inc., Class A	6,305	167,965

Recreational Vehicles — 0.2%
Camping World Holdings, Inc., Class A	1,739	73,073
LCI Industries	1,814	224,573
Malibu Boats, Inc., Class A†	1,347	42,026
MCBC Holdings, Inc.†	1,376	31,469

		371,141

Recycling — 0.0%
Aqua Metals, Inc.†	1,243	4,947

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	4,742	174,506
Avis Budget Group, Inc.†	5,604	231,165
CAI International, Inc.†	1,157	42,832
Herc Holdings, Inc.†	1,812	87,810
Hertz Global Holdings, Inc.†	4,093	101,793
McGrath RentCorp	1,752	78,314
Rent-A-Center, Inc.	3,204	31,848
Textainer Group Holdings, Ltd.†	2,028	39,647

		787,915

Research & Development — 0.2%
INC Research Holdings, Inc., Class A†	4,084	233,401

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	1,640	215,857
SeaWorld Entertainment, Inc.†	5,120	58,777

		274,634

Respiratory Products — 0.1%
Inogen, Inc.†	1,274	126,037

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	5,111	68,641
American Eagle Outfitters, Inc.	12,141	158,076
Ascena Retail Group, Inc.†	12,908	25,041
Boot Barn Holdings, Inc.†	917	7,547
Buckle, Inc.	2,152	35,400
Caleres, Inc.	3,147	86,007
Cato Corp., Class A	1,808	23,251

Chico’s FAS, Inc.	9,623	76,888
Children’s Place, Inc.	1,291	140,461
DSW, Inc., Class A	4,916	94,141
Duluth Holdings, Inc., Class B†	718	14,834
Express, Inc.†	5,772	39,076
Finish Line, Inc., Class A	2,977	27,597
Francesca’s Holdings Corp.†	2,757	17,838
Genesco, Inc.†	1,432	35,084
Guess?, Inc.	4,484	72,686
J. Jill, Inc.†	881	4,502
Shoe Carnival, Inc.	872	16,367
Tailored Brands, Inc.	3,675	56,779
Tilly’s, Inc., Class A	967	11,517
Vera Bradley, Inc.†	1,505	10,836
Winmark Corp.	177	23,143

		1,045,712

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,375	42,281

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	562	24,082
Asbury Automotive Group, Inc.†	1,403	86,144
Group 1 Automotive, Inc.	1,529	120,133
Lithia Motors, Inc., Class A	1,744	197,386
Rush Enterprises, Inc., Class A†	2,226	113,036
Rush Enterprises, Inc., Class B†	398	18,941
Sonic Automotive, Inc., Class A	1,996	39,621

		599,343

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,859	15,582
Barnes & Noble, Inc.	4,449	31,143

		46,725

Retail-Building Products — 0.2%
At Home Group, Inc.†	381	7,811
BMC Stock Holdings, Inc.†	4,898	105,062
Foundation Building Materials, Inc.†	969	13,033
GMS, Inc.†	2,028	69,053
Lumber Liquidators Holdings, Inc.†	2,105	64,792
Tile Shop Holdings, Inc.	2,942	25,154

		284,905

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	866	23,382
PCM, Inc.†	750	10,538

		33,920

Retail-Discount — 0.3%
Big Lots, Inc.	3,365	172,658
Citi Trends, Inc.	1,082	23,544
Fred’s, Inc., Class A	2,691	11,867
HSN, Inc.	2,414	91,008
Ollie’s Bargain Outlet Holdings, Inc.†	3,564	159,133

		458,210

Retail-Hair Salons — 0.0%
Regis Corp.†	2,658	39,684

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	762	29,566
Haverty Furniture Cos., Inc.	1,406	33,533
Kirkland’s, Inc.†	1,145	13,397
La-Z-Boy, Inc.	3,613	97,370
Pier 1 Imports, Inc.	6,050	25,168
RH†	1,486	133,621

		332,655

Retail-Jewelry — 0.0%
Movado Group, Inc.	1,136	31,467

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,882	34,911
Party City Holdco, Inc.†	2,056	22,924

		57,835

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	23,210	64,988
Sears Holdings Corp.†	890	4,904

		69,892

Retail-Misc./Diversified — 0.4%
Container Store Group, Inc.†	1,197	4,321
FirstCash, Inc.	3,551	226,731
Five Below, Inc.†	4,042	223,321
Gaia, Inc.†	654	7,946
PriceSmart, Inc.	1,654	138,605

		600,924

Retail-Office Supplies — 0.1%
Office Depot, Inc.	38,323	118,801

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	3,734	38,273

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	1,833	28,503
PetIQ, Inc.†	522	12,560
PetMed Express, Inc.	1,478	52,262

		93,325

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,135	57,658

Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	59	21,089
BJ’s Restaurants, Inc.†	1,575	49,927
Bloomin’ Brands, Inc.	6,864	122,042
Bojangles’, Inc.†	1,297	15,888
Brinker International, Inc.	3,682	113,111
Buffalo Wild Wings, Inc.†	1,143	135,103
Carrols Restaurant Group, Inc.†	2,582	29,047
Cheesecake Factory, Inc.	3,359	150,282
Chuy’s Holdings, Inc.†	1,240	27,900
Cracker Barrel Old Country Store, Inc.	1,438	224,515
Dave & Buster’s Entertainment, Inc.†	3,147	151,685
Del Frisco’s Restaurant Group, Inc.†	1,633	22,699

Del Taco Restaurants, Inc.†	2,467	31,306
Denny’s Corp.†	5,124	66,971
DineEquity, Inc.	1,287	61,274
El Pollo Loco Holdings, Inc.†	1,520	17,480
Fiesta Restaurant Group, Inc.†	1,929	31,925
Fogo De Chao, Inc.†	703	7,768
Habit Restaurants, Inc., Class A†	1,510	18,573
J Alexander’s Holdings, Inc.†	965	10,133
Jack in the Box, Inc.	2,179	225,548
Nathan’s Famous, Inc.†	212	17,193
Noodles & Co.†	876	3,811
Papa John’s International, Inc.	2,040	138,822
Potbelly Corp.†	1,712	20,630
Red Robin Gourmet Burgers, Inc.†	964	65,938
Ruby Tuesday, Inc.†	4,425	10,487
Ruth’s Hospitality Group, Inc.	2,240	47,264
Shake Shack, Inc., Class A†	1,641	62,292
Sonic Corp.	3,075	78,105
Texas Roadhouse, Inc.	5,008	250,450
Wingstop, Inc.	2,173	73,600
Zoe’s Kitchen, Inc.†	1,429	17,548

		2,320,406

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	1,572	9,982
Hibbett Sports, Inc.†	1,595	20,416
Sportsman’s Warehouse Holdings, Inc.†	2,707	11,099
Zumiez, Inc.†	1,378	24,322

		65,819

Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	1,018	7,940

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	5,073	34,700
Vitamin Shoppe, Inc.†	1,597	7,346

		42,046

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	1,837	24,432

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	3,974	130,347

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	1,729	37,346
Proto Labs, Inc.†	1,856	161,936
Trinseo SA	3,322	235,862

		435,144

Satellite Telecom — 0.1%
Globalstar, Inc.†	33,226	53,494
Intelsat SA†	2,714	11,806
Iridium Communications, Inc.†	6,269	75,228
Loral Space & Communications, Inc.†	963	45,405

		185,933

Savings & Loans/Thrifts — 1.9%
Banc of California, Inc.	3,252	68,455
Bank Mutual Corp.	3,172	33,544
BankFinancial Corp.	1,081	17,123
Bear State Financial, Inc.	1,552	15,924
Beneficial Bancorp, Inc.	5,180	85,470
Berkshire Hills Bancorp, Inc.	2,851	109,193
BofI Holding, Inc.†	4,486	120,673
Brookline Bancorp, Inc.	5,617	86,502
BSB Bancorp, Inc.†	625	18,688
Capitol Federal Financial, Inc.	9,612	132,550
Charter Financial Corp.	921	17,656
Clifton Bancorp, Inc.	1,531	26,073
Community Bankers Trust Corp.†	1,606	13,892
Dime Community Bancshares, Inc.	2,369	52,236
Entegra Financial Corp.†	473	12,889
ESSA Bancorp, Inc.	664	10,737
First Defiance Financial Corp.	742	40,216
First Financial Northwest, Inc.	623	10,361
Flagstar Bancorp, Inc.†	1,593	59,530
Flushing Financial Corp.	2,078	62,298
Greene County Bancorp, Inc.	228	6,817
Hingham Institution for Savings	97	18,886
Home Bancorp, Inc.	439	18,807
HomeTrust Bancshares, Inc.†	1,248	32,760
Investors Bancorp, Inc.	19,402	266,778
Malvern Bancorp, Inc.†	480	12,960
Meridian Bancorp, Inc.	3,583	70,585
Meta Financial Group, Inc.	672	58,632
MutualFirst Financial, Inc.	458	17,725
Northfield Bancorp, Inc.	3,221	54,950
Northwest Bancshares, Inc.	7,083	119,490
OceanFirst Financial Corp.	2,357	65,407
Oconee Federal Financial Corp.	92	2,759
Oritani Financial Corp.	2,958	50,138
Pacific Premier Bancorp, Inc.†	2,932	118,453
Provident Financial Holdings, Inc.	462	8,930
Provident Financial Services, Inc.	4,615	125,528
Prudential Bancorp, Inc.	608	11,096
Riverview Bancorp, Inc.	1,439	12,778
SI Financial Group, Inc.	840	12,600
Southern Missouri Bancorp, Inc.	441	16,286
Sterling Bancorp	15,954	399,648
Territorial Bancorp, Inc.	577	18,227
Timberland Bancorp, Inc.	466	14,124
United Community Financial Corp.	3,664	33,819
United Financial Bancorp, Inc.	3,785	69,303
Washington Federal, Inc.	6,693	232,916
Waterstone Financial, Inc.	1,911	36,691
WSFS Financial Corp.	2,261	112,372

		3,013,475

Schools — 0.5%
Adtalem Global Education, Inc.	4,656	172,039
American Public Education, Inc.†	1,184	23,680
Bridgepoint Education, Inc.†	1,378	13,339
Cambium Learning Group, Inc.†	1,034	6,328
Capella Education Co.	862	70,210
Career Education Corp.†	5,060	54,041
Grand Canyon Education, Inc.†	3,509	314,091
K12, Inc.†	2,549	41,345

Laureate Education, Inc., Class A†	2,661	35,577
Strayer Education, Inc.	793	74,328

		804,978

Security Services — 0.2%
Alarm.com Holdings, Inc.†	1,519	70,907
Ascent Capital Group, Inc., Class A†	825	9,281
Brink’s Co.	3,431	261,099

		341,287

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	981	14,735

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	4,827	270,312
Integrated Device Technology, Inc.†	10,026	311,508
MaxLinear, Inc.†	4,503	110,189
Power Integrations, Inc.	2,146	172,431
Sigma Designs, Inc.†	2,805	16,970

		881,410

Semiconductor Equipment — 1.1%
Axcelis Technologies, Inc.†	2,246	73,893
Brooks Automation, Inc.	5,145	176,937
Cabot Microelectronics Corp.	1,863	180,096
Cohu, Inc.	2,011	51,884
Entegris, Inc.	10,631	348,165
FormFactor, Inc.†	5,386	98,025
MKS Instruments, Inc.	4,033	438,185
Nanometrics, Inc.†	1,800	50,886
Photronics, Inc.†	5,000	48,500
Rudolph Technologies, Inc.†	2,336	64,824
Ultra Clean Holdings, Inc.†	2,463	62,856
Veeco Instruments, Inc.†	3,530	63,717
Xcerra Corp.†	4,006	39,459

		1,697,427

Silver Mining — 0.1%
Hecla Mining Co.	29,490	139,193

Specified Purpose Acquisitions — 0.0%
Wins Finance Holdings, Inc.†(1)	77	0

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	2,642	51,651
Atkore International Group, Inc.†	2,455	47,406
Mueller Water Products, Inc., Class A	11,532	137,692
Northwest Pipe Co.†	714	13,024
Omega Flex, Inc.	217	13,994
TimkenSteel Corp.†	2,965	41,510

		305,277

Steel-Producers — 0.3%
AK Steel Holding Corp.†	23,602	108,333
Carpenter Technology Corp.	3,470	172,771
Commercial Metals Co.	8,649	168,483
Ryerson Holding Corp.†	1,195	10,516
Schnitzer Steel Industries, Inc., Class A	1,978	58,252
Shiloh Industries, Inc.†	651	6,041

		524,396

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	8,133	204,789

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	3,289	108,866
Wesco Aircraft Holdings, Inc.†	4,170	37,738

		146,604

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,268	63,572

Telecom Equipment-Fiber Optics — 0.5%
Acacia Communications, Inc.†	1,384	58,557
Ciena Corp.†	10,557	224,547
Clearfield, Inc.†	871	11,933
Finisar Corp.†	8,347	196,488
Harmonic, Inc.†	5,934	21,956
KVH Industries, Inc.†	1,165	13,456
Oclaro, Inc.†	12,391	102,474
Viavi Solutions, Inc.†	17,127	158,938

		788,349

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	4,891	93,760
GTT Communications, Inc.†	2,317	84,455
Hawaiian Telcom Holdco, Inc.†	447	13,477
HC2 Holdings, Inc.†	3,049	16,556
Lumos Networks Corp.†	1,647	29,580
Ooma, Inc.†	1,269	13,324
ORBCOMM, Inc.†	4,902	55,442
RigNet, Inc.†	986	17,206
Spok Holdings, Inc.	1,527	25,883
Straight Path Communications, Inc., Class B†	726	131,776
Vonage Holdings Corp.†	14,948	121,527

		602,986

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	3,634	76,677
Comtech Telecommunications Corp.	1,718	36,954
Plantronics, Inc.	2,491	112,992
Preformed Line Products Co.	228	16,213
Sonus Networks, Inc.†	3,551	27,698

		270,534

Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	3,141	59,993
Frontier Communications Corp.	5,884	71,255
General Communication, Inc., Class A†	1,992	81,453
IDT Corp., Class B	1,302	17,160
Shenandoah Telecommunications Co.	3,476	132,088
Windstream Holdings, Inc.	14,261	26,811

		388,760

Television — 0.3%
Central European Media Enterprises, Ltd., Class A	6,168	28,373
Gray Television, Inc.†	4,790	74,580
Nexstar Media Group, Inc., Class A	3,401	216,984
Sinclair Broadcast Group, Inc., Class A	5,404	171,307

		491,244

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	959	22,335
Unifi, Inc.†	1,150	43,758

		66,093

Textile-Products — 0.0%
Culp, Inc.	812	25,740

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	4,128	57,379
National CineMedia, Inc.	4,629	31,153
Reading International, Inc., Class A†	1,261	19,735

		108,267

Therapeutics — 0.5%
Akebia Therapeutics, Inc.†	3,312	60,113
Anika Therapeutics, Inc.†	1,075	58,727
Calithera Biosciences, Inc.†	2,291	36,885
Cara Therapeutics, Inc.†	1,999	25,068
Concert Pharmaceuticals, Inc.†	1,340	22,847
Flexion Therapeutics, Inc.†	2,073	45,627
G1 Therapeutics, Inc.†	575	13,587
La Jolla Pharmaceutical Co.†	1,309	44,977
Mersana Therapeutics, Inc.†	359	5,837
Portola Pharmaceuticals, Inc.†	4,086	201,889
Recro Pharma, Inc.†	1,018	8,786
Sarepta Therapeutics, Inc.†	4,423	218,098
Xencor, Inc.†	2,847	56,314

		798,755

Tobacco — 0.2%
Turning Point Brands, Inc.†	378	6,615
Universal Corp.	1,850	106,098
Vector Group, Ltd.	7,345	152,629

		265,342

Transactional Software — 0.2%
ACI Worldwide, Inc.†	8,722	210,026
Bottomline Technologies de, Inc.†	2,978	96,963
InnerWorkings, Inc.†	3,385	36,829
Synchronoss Technologies, Inc.†	3,190	36,143

		379,961

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	4,356	105,415
Atlas Air Worldwide Holdings, Inc.†	1,742	106,872

		212,287

Transport-Equipment & Leasing — 0.2%
GATX Corp.	2,921	173,536
Greenbrier Cos., Inc.	2,049	106,958
Willis Lease Finance Corp.†	256	6,423

		286,917

Transport-Marine — 0.4%
Ardmore Shipping Corp.†	2,101	17,438
Costamare, Inc.	3,686	22,890
DHT Holdings, Inc.	5,770	22,734
Dorian LPG, Ltd.†	1,413	10,103
Eagle Bulk Shipping, Inc.†	2,876	13,517
Frontline, Ltd.	5,759	35,072
GasLog, Ltd.	3,057	52,733
Genco Shipping & Trading, Ltd.†	575	6,906
Gener8 Maritime, Inc.	3,530	16,273
Golar LNG, Ltd.†	7,188	151,882
International Seaways, Inc.	2,201	44,328
Navios Maritime Acquisition Corp.	6,170	7,713
Navios Maritime Holdings, Inc.†	6,716	12,223
Nordic American Tankers, Ltd.	7,479	33,207
Overseas Shipholding Group, Inc., Class A†	3,388	8,030
Safe Bulkers, Inc.†	3,598	12,773
Scorpio Bulkers, Inc.†	4,395	35,160
Scorpio Tankers, Inc.	15,714	55,942
Ship Finance International, Ltd.	4,477	66,707
Teekay Corp.	4,039	32,716
Teekay Tankers, Ltd., Class A	9,125	13,505

		671,852

Transport-Services — 0.2%
Echo Global Logistics, Inc.†	2,064	49,639
Hub Group, Inc., Class A†	2,442	105,738
Matson, Inc.	3,204	87,245
Radiant Logistics, Inc.†	2,802	13,674

		256,296

Transport-Truck — 0.7%
ArcBest Corp.	1,937	63,146
Covenant Transportation Group, Inc., Class A†	889	26,403
Daseke, Inc.†	1,531	21,174
Forward Air Corp.	2,245	128,953
Heartland Express, Inc.	3,539	75,487
Knight-Swift Transportation Holdings, Inc.†	9,389	389,174
Marten Transport, Ltd.	2,916	57,300
Roadrunner Transportation Systems, Inc.†	2,287	20,126
Saia, Inc.†	1,894	122,731
Schneider National, Inc., Class B	2,438	63,851
Universal Logistics Holdings, Inc.	625	13,500
Werner Enterprises, Inc.	3,568	127,199
YRC Worldwide, Inc.†	2,471	33,284

		1,142,328

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	5,434	58,687

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,516	21,376

Veterinary Diagnostics — 0.2%
Heska Corp.†	484	47,190
Kindred Biosciences, Inc.†	1,575	11,734
Neogen Corp.†	2,777	222,715
Phibro Animal Health Corp., Class A	1,417	53,350

		334,989

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	675	3,314
Natural Health Trends Corp.	549	10,574
Nature’s Sunshine Products, Inc.	803	7,950
Omega Protein Corp.	1,650	36,135
USANA Health Sciences, Inc.†	868	57,027

		115,000

Water — 0.4%
American States Water Co.	2,716	145,985
Artesian Resources Corp., Class A	587	23,844
California Water Service Group	3,593	150,906
Connecticut Water Service, Inc.	828	51,352
Consolidated Water Co., Ltd.	1,093	13,444
Global Water Resources, Inc.	760	7,152
Middlesex Water Co.	1,189	51,698
SJW Group	1,224	72,595
York Water Co.	961	33,827

		550,803

Water Treatment Systems — 0.0%
AquaVenture Holdings, Ltd.†	867	10,551
Energy Recovery, Inc.†	2,712	20,910
Pure Cycle Corp.†	1,279	9,720

		41,181

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	4,337	35,563
NIC, Inc.	4,797	81,549
Q2 Holdings, Inc.†	2,345	99,780
Web.com Group, Inc.†	2,870	69,167

		286,059

Web Portals/ISP — 0.1%
Blucora, Inc.†	3,089	67,031
Meet Group, Inc.†	5,009	16,981

		84,012

Wire & Cable Products — 0.3%
Belden, Inc.	3,147	251,477
Encore Wire Corp.	1,517	68,492
General Cable Corp.	3,684	77,180
Insteel Industries, Inc.	1,362	34,799

		431,948

Wireless Equipment — 0.4%
Aerohive Networks, Inc.†	2,350	9,306
CalAmp Corp.†	2,588	58,825
Gogo, Inc.†	4,265	42,394
InterDigital, Inc.	2,590	189,977
Quantenna Communications, Inc.†	1,579	24,459
Telenav, Inc.†	2,289	14,764
Ubiquiti Networks, Inc.†	1,730	107,571
ViaSat, Inc.†	3,985	259,423

		706,719

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,818	96,855
ViewRay, Inc.†	2,190	15,089

		111,944

Total Common Stocks (cost $143,725,440)		152,722,337

EXCHANGE-TRADED FUNDS — 3.9%
iShares Russell 2000 ETF (cost $5,859,769)	41,240	6,155,482

Total Long-Term Investment Securities (cost $149,585,209)		158,877,819

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $305,001 and collateralized by $280,000 of United States Treasury Bonds bearing interest at 3.38% due 5/15/2044 and having an approximate value of $311,607 (cost $305,000)	$305,000	305,000

TOTAL INVESTMENTS (cost $149,890,209)	100.1%	159,182,819
Liabilities in excess of other assets	(0.1)	(98,499)

NET ASSETS	100.0%	$159,084,320

† Non-income producing security

(1)	Security is classified as Level 3 (see Note 1).

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Specified Purpose Acquisitions	$—	$—	$0	$0
Other Industries	152,722,337	—	—	152,722,337
Exchange-Traded Funds	6,155,482	—	—	6,155,482
Repurchase Agreements	—	305,000	—	305,000

Total Investments at Value	$158,877,819	$305,000	$—	$159,182,819

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 76.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	147	$9,877
WPP PLC	716	12,686

		22,563

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	91	5,819
Yext, Inc.†	110	1,263

		7,082

Aerospace/Defense — 1.0%
Boeing Co.	275	70,944
Meggitt PLC	1,958	13,484
Northrop Grumman Corp.	28	8,275
Raytheon Co.	1	180
Rockwell Collins, Inc.	125	16,950

		109,833

Aerospace/Defense-Equipment — 0.3%
Harris Corp.	134	18,669
United Technologies Corp.	118	14,132

		32,801

Agricultural Chemicals — 0.1%
Agrium, Inc.	6	653
CF Industries Holdings, Inc.	256	9,723

		10,376

Agricultural Operations — 0.1%
Bunge, Ltd.	67	4,608
Cadiz, Inc.†	70	928

		5,536

Airlines — 0.6%
Alaska Air Group, Inc.	104	6,867
Allegiant Travel Co.	13	1,773
American Airlines Group, Inc.	734	34,366
Delta Air Lines, Inc.	345	17,260
Hawaiian Holdings, Inc.†	20	670
United Continental Holdings, Inc.†	76	4,445

		65,381

Apparel Manufacturers — 0.2%
Burberry Group PLC	478	12,075
Moncler SpA	316	8,974
Oxford Industries, Inc.	10	646

		21,695

Appliances — 0.0%
iRobot Corp.†	27	1,814

Applications Software — 3.1%
CDK Global, Inc.	47	2,987
Intuit, Inc.	136	20,539
Microsoft Corp.	2,673	222,340
Nuance Communications, Inc.†	250	3,685
Red Hat, Inc.†	163	19,695
salesforce.com, Inc.†	333	34,079
ServiceNow, Inc.†	185	23,379

		326,704

Athletic Footwear — 0.0%
NIKE, Inc., Class B	40	2,200

Audio/Video Products — 0.2%
Panasonic Corp.	1,000	14,955
Sony Corp.	100	3,881

		18,836

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	58	5,912
Ferrari NV	37	4,428
General Motors Co.	36	1,547
Honda Motor Co., Ltd.	500	15,492
Suzuki Motor Corp.	200	10,861
Tesla, Inc.†	41	13,593
Toyota Motor Corp.	300	18,442

		70,275

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	156	11,190

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	100	5,136
Autoliv, Inc. SDR	76	9,532
Delphi Automotive PLC	31	3,081
GKN PLC	1,618	6,812
Koito Manufacturing Co., Ltd.	100	6,631
Lear Corp.	5	878
Magna International, Inc.	406	22,148
Tenneco, Inc.	90	5,230

		59,448

Auto/Truck Parts & Equipment-Replacement — 0.1%
Dorman Products, Inc.†	75	5,183
Standard Motor Products, Inc.	20	874

		6,057

Banks-Commercial — 2.5%
ABN AMRO Group NV CVA*	220	6,795
Australia & New Zealand Banking Group, Ltd.	765	17,518
BankUnited, Inc.	110	3,833
Commerzbank AG†	317	4,344
Danske Bank A/S	282	10,758
DBS Group Holdings, Ltd.	900	15,041
DNB ASA	1,109	21,384
Erste Group Bank AG	189	8,122
First Hawaiian, Inc.	10	292
First Interstate BancSystem, Inc., Class A	40	1,572
First Republic Bank	197	19,188
FNB Corp.	390	5,261
Hilltop Holdings, Inc.	180	4,241
Home BancShares, Inc.	200	4,496
ING Groep NV	1,251	23,112
Intesa Sanpaolo SpA	3,833	12,886
LegacyTexas Financial Group, Inc.	100	3,989
National Bank of Canada	322	15,627
Nordea Bank AB	1,630	19,704
PacWest Bancorp	120	5,798
Park National Corp.	1	110
Prosperity Bancshares, Inc.	60	3,947
Signature Bank†	37	4,810
Standard Chartered PLC†	772	7,694
Sumitomo Mitsui Trust Holdings, Inc.	300	11,728
Svenska Handelsbanken AB, Class A	1,196	17,143
TCF Financial Corp.	180	3,280
United Bankshares, Inc.	10	359
United Overseas Bank, Ltd.	500	9,031

Webster Financial Corp.	10	550
Western Alliance Bancorp†	10	558

		263,171

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	787	40,491
Citizens Financial Group, Inc.	83	3,155
State Street Corp.	505	46,460

		90,106

Banks-Super Regional — 1.6%
Capital One Financial Corp.	16	1,475
Fifth Third Bancorp	563	16,271
KeyCorp	831	15,166
PNC Financial Services Group, Inc.	118	16,141
US Bancorp	659	35,836
Wells Fargo & Co.	1,531	85,950

		170,839

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	50	2,150
EnerSys	50	3,468

		5,618

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	354	16,277
Dr Pepper Snapple Group, Inc.	153	13,106
Monster Beverage Corp.†	17	985
National Beverage Corp.	15	1,468
PepsiCo, Inc.	312	34,392
Primo Water Corp.†	110	1,211

		67,439

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	32	7,011
Diageo PLC	674	23,024

		30,035

Brewery — 0.1%
Kirin Holdings Co., Ltd.	500	11,893
Molson Coors Brewing Co., Class B	28	2,264
New Age Beverages Corp.†	300	702

		14,859

Broadcast Services/Program — 0.0%
MSG Networks, Inc., Class A†	80	1,388

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	124	8,191
NCI Building Systems, Inc.†	40	638
Ply Gem Holdings, Inc.†	10	169

		8,998

Building & Construction-Misc. — 0.0%
Aegion Corp.†	10	233

Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	1,080	44,701

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	9	1,952
Vulcan Materials Co.	50	6,087

		8,039

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	20	955
Griffon Corp.	70	1,578
Masonite International Corp.†	20	1,342

		3,875

Building-Heavy Construction — 0.1%
Dycom Industries, Inc.†	41	3,601
Goldfield Corp.†	200	1,150

		4,751

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	60	651
Lennar Corp., Class A	144	8,017
Persimmon PLC	397	14,774

		23,442

Cable/Satellite TV — 0.6%
Charter Communications, Inc., Class A†	19	6,349
Comcast Corp., Class A	1,243	44,785
Liberty Broadband Corp., Class C†	20	1,746
Liberty Global PLC, Class A†	270	8,329
Liberty Global PLC, Class C†	150	4,484
WideOpenWest, Inc.†	110	1,407

		67,100

Casino Hotels — 0.1%
Las Vegas Sands Corp.	30	1,902
MGM Resorts International	209	6,552

		8,454

Casino Services — 0.0%
Scientific Games Corp., Class A†	10	476

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	361	6,180
Sprint Corp.†	450	2,943
T-Mobile US, Inc.†	56	3,347
Telstra Corp., Ltd.	655	1,775
Vodafone Group PLC ADR	704	20,402

		34,647

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	1,000	12,040
BASF SE	104	11,342
Celanese Corp., Series A	10	1,043
Covestro AG*	67	6,428
DowDuPont, Inc.	400	28,924
Eastman Chemical Co.	36	3,269
Johnson Matthey PLC	112	5,029
LyondellBasell Industries NV, Class A	8	828
PPG Industries, Inc.	52	6,045
Tosoh Corp.	100	2,144

		77,092

Chemicals-Specialty — 0.2%
Chemours Co.	40	2,264
Minerals Technologies, Inc.	18	1,294
NewMarket Corp.	10	4,004
Platform Specialty Products Corp.†	120	1,284
Sensient Technologies Corp.	48	3,651
Umicore SA	211	9,431

Valvoline, Inc.	66	1,585

		23,513

Circuit Boards — 0.0%
TTM Technologies, Inc.†	160	2,525

Coal — 0.0%
Arch Coal, Inc., Class A	8	612
CONSOL Energy, Inc.†	40	645

		1,257

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	161	5,353
RPM International, Inc.	325	17,332
Sherwin-Williams Co.	32	12,645

		35,330

Commercial Services — 0.1%
Cintas Corp.	14	2,086
CoStar Group, Inc.†	5	1,479
Ecolab, Inc.	24	3,136
Macquarie Infrastructure Corp.	37	2,573

		9,274

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	80	9,301
Equifax, Inc.	90	9,768
FleetCor Technologies, Inc.†	41	6,776
Global Payments, Inc.	88	9,148
IHS Markit, Ltd.†	4	170
PayPal Holdings, Inc.†	360	26,121
S&P Global, Inc.	68	10,640
TransUnion†	21	1,102
Vantiv, Inc., Class A†	69	4,830

		77,856

Computer Aided Design — 0.1%
Synopsys, Inc.†	127	10,988

Computer Data Security — 0.0%
Finjan Holdings, Inc.†	400	828
Technical Communications Corp.†	100	395

		1,223

Computer Services — 0.5%
Accenture PLC, Class A	200	28,472
Conduent, Inc.†	260	4,025
Convergys Corp.	50	1,287
Dell Technologies, Inc., Class V†	14	1,159
DST Systems, Inc.	50	2,931
Infosys, Ltd. ADR	552	8,197
Presidio, Inc.†	150	2,220
Science Applications International Corp.	30	2,200
Sykes Enterprises, Inc.†	60	1,736

		52,227

Computer Software — 0.1%
Cloudera, Inc.†	70	1,059
j2 Global, Inc.	60	4,448
Veritone, Inc.†	10	355

		5,862

Computers — 1.1%
Apple, Inc.	641	108,355
Hewlett Packard Enterprise Co.	259	3,605

		111,960

Computers-Integrated Systems — 0.1%
NCR Corp.†	100	3,209
NetScout Systems, Inc.†	90	2,556
Super Micro Computer, Inc.†	40	796

		6,561

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	90	926

Computers-Other — 0.0%
3D Systems Corp.†	20	248

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	100	732
Qumu Corp.†	100	315

		1,047

Consulting Services — 0.0%
FTI Consulting, Inc.†	20	855

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	24	2,700
Samsonite International SA	1,800	7,522
Spectrum Brands Holdings, Inc.	23	2,528

		12,750

Containers-Metal/Glass — 0.4%
Ball Corp.	997	42,801
Greif, Inc., Class B	20	1,257

		44,058

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	796	9,650
Bemis Co., Inc.	30	1,351
Sonoco Products Co.	70	3,625

		14,626

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	129	9,088
Coty, Inc., Class A	74	1,140
Edgewell Personal Care Co.†	24	1,558
Estee Lauder Cos., Inc., Class A	20	2,236
L’Oreal SA	72	16,023
Pola Orbis Holdings, Inc.	200	6,332
Procter & Gamble Co.	147	12,692
Unilever PLC	613	34,761

		83,830

Cruise Lines — 0.2%
Carnival Corp.	65	4,315
Norwegian Cruise Line Holdings, Ltd.†	191	10,648
Royal Caribbean Cruises, Ltd.	76	9,407

		24,370

Data Processing/Management — 0.4%
Acxiom Corp.†	50	1,258
CSG Systems International, Inc.	30	1,270
Dun & Bradstreet Corp.	27	3,154
Fidelity National Information Services, Inc.	291	26,993

Fiserv, Inc.†	99	12,814

		45,489

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	156	9,527

Diagnostic Equipment — 1.4%
Abbott Laboratories	247	13,395
Accelerate Diagnostics, Inc.†	50	992
Danaher Corp.	791	72,986
Repligen Corp.†	80	2,976
Thermo Fisher Scientific, Inc.	299	57,955

		148,304

Dialysis Centers — 0.2%
DaVita, Inc.†	14	850
Fresenius SE & Co. KGaA	275	22,971

		23,821

Distribution/Wholesale — 0.1%
EnviroStar, Inc.	90	2,403
HD Supply Holdings, Inc.†	130	4,601
LKQ Corp.†	10	377
WESCO International, Inc.†	10	631

		8,012

Diversified Banking Institutions — 3.2%
Bank of America Corp.	267	7,313
Barclays PLC ADR	307	3,021
BNP Paribas SA	298	23,271
Citigroup, Inc.	728	53,508
Goldman Sachs Group, Inc.	3	728
JPMorgan Chase & Co.	1,461	146,991
Lloyds Banking Group PLC	15,752	14,287
Macquarie Group, Ltd.	146	10,990
Morgan Stanley	1,545	77,250

		337,359

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	40	1,020
Carlisle Cos., Inc.	54	5,931
Fabrinet†	30	1,115
Illinois Tool Works, Inc.	150	23,478
Pentair PLC	72	5,073
Siemens AG	198	28,254
Textron, Inc.	96	5,063

		69,934

Diversified Minerals — 0.2%
BHP Billiton PLC	467	8,451
BHP Billiton, Ltd.	129	2,620
Independence Group NL	2,482	7,618

		18,689

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	1,500	19,045
HRG Group, Inc.†	130	2,108

		21,153

Drug Delivery Systems — 0.0%
DexCom, Inc.†	20	899
Heron Therapeutics, Inc.†	60	921

		1,820

E-Commerce/Products — 2.1%
Alibaba Group Holding, Ltd. ADR†	374	69,149
Amazon.com, Inc.†	142	156,950

		226,099

E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	93	4,454
IAC/InterActiveCorp†	2	258
Ominto, Inc.†	200	638
Priceline Group, Inc.†	38	72,655
TrueCar, Inc.†	130	2,103
Zillow Group, Inc., Class A†	60	2,479
Zillow Group, Inc., Class C†	90	3,715

		86,302

E-Marketing/Info — 0.1%
CyberAgent, Inc.	200	6,156

Electric Products-Misc. — 0.2%
Emerson Electric Co.	62	3,997
Legrand SA	160	11,885

		15,882

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	20	280

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	300	7,506
Engie SA	893	15,094

		22,600

Electric-Integrated — 2.1%
American Electric Power Co., Inc.	221	16,445
DTE Energy Co.	180	19,883
E.ON SE	445	5,251
Edison International	244	19,508
Eversource Energy	223	13,969
Exelon Corp.	469	18,858
MDU Resources Group, Inc.	130	3,555
NextEra Energy, Inc.	296	45,901
NorthWestern Corp.	70	4,149
PG&E Corp.	255	14,731
Southern Co.	680	35,496
SSE PLC	293	5,378
Westar Energy, Inc.	343	18,344

		221,468

Electronic Components-Misc. — 0.3%
Knowles Corp.†	60	994
Koninklijke Philips NV	543	22,110
Omron Corp.	200	11,116

		34,220

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	180	2,083
Broadcom, Ltd.	224	59,116
EMCORE Corp.†	40	330
GSI Technology, Inc.†	80	554
Impinj, Inc.†	60	2,048
Inphi Corp.†	50	2,049
Intel Corp.	154	7,005

MACOM Technology Solutions Holdings, Inc.†	50	2,044
Microchip Technology, Inc.	210	19,908
Micron Technology, Inc.†	53	2,348
QuickLogic Corp.†	600	948
Samsung Electronics Co., Ltd. GDR	15	18,495
Texas Instruments, Inc.	207	20,015
Xilinx, Inc.	207	15,254

		152,197

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	224	20,377

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	466	31,702
Fortive Corp.	378	27,314
Keysight Technologies, Inc.†	157	7,013

		66,029

Electronic Parts Distribution — 0.1%
Avnet, Inc.	70	2,786
Tech Data Corp.†	34	3,154

		5,940

Electronic Security Devices — 0.0%
Allegion PLC	20	1,668
Identiv, Inc.†	300	975

		2,643

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	17	1,499
Sunworks, Inc.†	200	286

		1,785

Engineering/R&D Services — 0.1%
Argan, Inc.	50	3,437
WorleyParsons, Ltd.†	624	6,691

		10,128

Enterprise Software/Service — 0.2%
Asure Software, Inc.†	80	902
Benefitfocus, Inc.†	10	274
Black Knight, Inc.†	10	454
Coupa Software, Inc.†	90	3,128
Evolent Health, Inc., Class A†	20	325
Manhattan Associates, Inc.†	40	1,674
MuleSoft, Inc., Class A†	30	702
Ultimate Software Group, Inc.†	22	4,457
Workday, Inc., Class A†	66	7,325

		19,241

Entertainment Software — 0.3%
Activision Blizzard, Inc.	96	6,287
Electronic Arts, Inc.†	153	18,299
Take-Two Interactive Software, Inc.†	17	1,881

		26,467

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	184	4,808

Finance-Consumer Loans — 0.1%
SLM Corp.†	60	635
Synchrony Financial	296	9,656

		10,291

Finance-Credit Card — 1.5%
American Express Co.	82	7,833
Credit Saison Co., Ltd.	300	6,000
Mastercard, Inc., Class A	343	51,028
Visa, Inc., Class A	868	95,462

		160,323

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	224	10,044
Close Brothers Group PLC	89	1,642
Piper Jaffray Cos.	40	2,924
TD Ameritrade Holding Corp.	757	37,842

		52,452

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,200	6,269

Finance-Mortgage Loan/Banker — 0.0%
Ellie Mae, Inc.†	32	2,878
FNF Group	44	1,647

		4,525

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	23	2,600
CME Group, Inc.	12	1,646
Intercontinental Exchange, Inc.	432	28,555
WageWorks, Inc.†	50	3,188

		35,989

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	120	4,452

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	20	991

Food-Catering — 0.1%
Aramark	41	1,791
Compass Group PLC	572	12,558

		14,349

Food-Confectionery — 0.0%
Hershey Co.	21	2,230
Hostess Brands, Inc.†	20	230

		2,460

Food-Meat Products — 0.6%
Hormel Foods Corp.	39	1,215
Tyson Foods, Inc., Class A	872	63,578

		64,793

Food-Misc./Diversified — 1.2%
Danone SA	105	8,579
General Mills, Inc.	76	3,946
Ingredion, Inc.	36	4,513
Kraft Heinz Co.	80	6,186
Lancaster Colony Corp.	6	751
McCormick & Co., Inc.	77	7,664
Mondelez International, Inc., Class A	478	19,803
Nestle SA†	653	54,916
Pinnacle Foods, Inc.	130	7,075

Wilmar International, Ltd.	3,700	9,202

		122,635

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	300	12,063

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	70	1,910

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	40	2,514

Garden Products — 0.0%
Toro Co.	70	4,399

Gas-Distribution — 0.6%
Atmos Energy Corp.	240	20,937
National Grid PLC	972	11,696
NiSource, Inc.	232	6,118
ONE Gas, Inc.	10	770
Sempra Energy	114	13,395
UGI Corp.	110	5,265

		58,181

Gold Mining — 0.0%
Randgold Resources, Ltd. ADR	8	786

Golf — 0.0%
Acushnet Holdings Corp.	80	1,478

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	153	10,840

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	194	14,022
Marcus Corp.	30	815
Marriott International, Inc., Class A	260	31,065
Playa Hotels & Resorts NV†	250	2,582

		48,484

Human Resources — 0.1%
Barrett Business Services, Inc.	10	608
Recruit Holdings Co., Ltd.	400	9,765

		10,373

Import/Export — 0.3%
Castle Brands, Inc.†	700	833
Mitsubishi Corp.	400	9,317
Sumitomo Corp.	1,100	15,803

		25,953

Industrial Gases — 0.3%
Air Liquide SA	80	10,185
Air Products & Chemicals, Inc.	124	19,769
Praxair, Inc.	39	5,699

		35,653

Instruments-Controls — 0.5%
Honeywell International, Inc.	366	52,763
Sensata Technologies Holding NV†	74	3,619

		56,382

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	100	3,214

Insurance Brokers — 0.8%
Aon PLC	98	14,056
Marsh & McLennan Cos., Inc.	495	40,060
Willis Towers Watson PLC	198	31,894

		86,010

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	1,600	12,039
Aviva PLC	1,857	12,455
Brighthouse Financial, Inc.†	12	746
Challenger, Ltd.	1,196	12,174
Health Insurance Innovations, Inc., Class A†	60	1,290
Prudential PLC	818	20,121
Sun Life Financial, Inc.	308	11,997

		70,822

Insurance-Multi-line — 1.6%
American National Insurance Co.	21	2,556
AXA SA	915	27,637
Chubb, Ltd.	433	65,305
CNA Financial Corp.	28	1,516
Direct Line Insurance Group PLC	2,379	11,745
Loews Corp.	44	2,178
MetLife, Inc.	301	16,128
Ping An Insurance Group Co. of China, Ltd.	1,000	8,781
Storebrand ASA	1,306	11,184
Voya Financial, Inc.	139	5,582
Zurich Insurance Group AG†	42	12,819

		165,431

Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	10	5,662
Arch Capital Group, Ltd.†	10	996
James River Group Holdings, Ltd.	80	3,386
Markel Corp.†	1	1,084
Mercury General Corp.	50	2,798
Progressive Corp.	341	16,590
RSA Insurance Group PLC	1,295	10,819
Tokio Marine Holdings, Inc.	400	17,079
White Mountains Insurance Group, Ltd.	5	4,446
XL Group, Ltd.	702	28,410

		91,270

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	40	2,518
Axis Capital Holdings, Ltd.	70	3,807
Berkshire Hathaway, Inc., Class B†	49	9,160
Muenchener Rueckversicherungs-Gesellschaft AG	95	21,252
RenaissanceRe Holdings, Ltd.	35	4,843

		41,580

Internet Application Software — 0.4%
Okta, Inc.†	30	868
Tencent Holdings, Ltd.	1,000	44,838

		45,706

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	625	112,538
Netflix, Inc.†	109	21,411
Pandora Media, Inc.†	50	366

Snap, Inc., Class A†	230	3,528
Twitter, Inc.†	120	2,474
YY, Inc., ADR†	96	8,677

		148,994

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	300	4,097
Live Ventures, Inc.†	60	763

		4,860

Internet Security — 0.2%
Imperva, Inc.†	10	427
Palo Alto Networks, Inc.†	5	736
Symantec Corp.	469	15,242

		16,405

Internet Telephone — 0.0%
8x8, Inc.†	110	1,468

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	45	7,044
BlackRock, Inc.	4	1,883
Franklin Resources, Inc.	34	1,433
GAM Holding AG	422	6,578
Legg Mason, Inc.	17	649

		17,587

Lasers-System/Components — 0.0%
Applied Optoelectronics, Inc.†	40	1,630

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	12	2,006

Machine Tools & Related Products — 0.1%
THK Co., Ltd.	400	14,494

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	36	4,889

Machinery-Electrical — 0.4%
ABB, Ltd.†	640	16,731
Mitsubishi Electric Corp.	1,600	27,179

		43,910

Machinery-General Industrial — 0.6%
Middleby Corp.†	45	5,216
Roper Technologies, Inc.	187	48,278
Tennant Co.	20	1,387
Wabtec Corp.	69	5,278

		60,159

Machinery-Pumps — 0.1%
Flowserve Corp.	104	4,583

Medical Information Systems — 0.0%
athenahealth, Inc.†	16	2,046
Medical Transcription Billing Corp.†	100	316

		2,362

Medical Instruments — 0.7%
Elekta AB, Series B	416	4,000
Intuitive Surgical, Inc.†	80	30,029
Medtronic PLC	497	40,018
NuVasive, Inc.†	30	1,702
Teleflex, Inc.	3	711
TransEnterix, Inc.†	100	296

		76,756

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	100	4,635

Medical Products — 1.4%
Becton Dickinson and Co.	378	78,877
Cooper Cos., Inc.	1	240
Glaukos Corp.†	20	706
Henry Schein, Inc.†	10	786
MiMedx Group, Inc.†	150	1,902
Pulse Biosciences, Inc.†	100	2,421
Sonova Holding AG†	22	3,972
Stryker Corp.	371	57,457

		146,361

Medical-Biomedical/Gene — 1.2%
Aldeyra Therapeutics, Inc.†	10	63
Alexion Pharmaceuticals, Inc.†	169	20,223
Alnylam Pharmaceuticals, Inc.†	10	1,218
Amgen, Inc.	30	5,257
Anavex Life Sciences Corp.†	100	422
BioCryst Pharmaceuticals, Inc.†	100	450
Biogen, Inc.†	74	23,063
BioMarin Pharmaceutical, Inc.†	25	2,052
Bluebird Bio, Inc.†	1	139
Celgene Corp.†	83	8,381
ChemoCentryx, Inc.†	30	197
Cleveland BioLabs, Inc.†	100	298
CSL, Ltd.	55	5,848
Dermira, Inc.†	30	803
Exact Sciences Corp.†	10	550
Exelixis, Inc.†	10	248
Five Prime Therapeutics, Inc.†	10	449
Gilead Sciences, Inc.	201	15,067
Illumina, Inc.†	3	616
Immunomedics, Inc.†	30	322
Incyte Corp.†	19	2,152
Intercept Pharmaceuticals, Inc.†	11	678
Lexicon Pharmaceuticals, Inc.†	30	306
Matinas BioPharma Holdings, Inc.†	200	224
Medicines Co.†	60	1,724
Momenta Pharmaceuticals, Inc.†	160	2,256
Ovid therapeutics, Inc.†	30	194
Puma Biotechnology, Inc.†	2	255
Regeneron Pharmaceuticals, Inc.†	3	1,208
Rexahn Pharmaceuticals, Inc.†	100	176
Savara, Inc.†	10	93
Seattle Genetics, Inc.†	50	3,065
Selecta Biosciences, Inc.†	110	2,334
Theravance Biopharma, Inc.†	40	1,154
United Therapeutics Corp.†	21	2,490
Vertex Pharmaceuticals, Inc.†	167	24,420
WaVe Life Sciences, Ltd.†	20	461
ZIOPHARM Oncology, Inc.†	100	466

		129,322

Medical-Drugs — 3.7%
AbbVie, Inc.	81	7,310
Achaogen, Inc.†	110	1,399

Aclaris Therapeutics, Inc.†	20	504
Alkermes PLC†	80	3,901
Allergan PLC	31	5,494
Astellas Pharma, Inc.	1,400	18,573
Bayer AG	268	34,870
Bristol-Myers Squibb Co.	38	2,343
Conatus Pharmaceuticals, Inc.†	200	918
Corbus Pharmaceuticals Holdings, Inc.†	110	781
Eagle Pharmaceuticals, Inc.†	10	538
Eli Lilly & Co.	55	4,507
GlaxoSmithKline PLC	67	1,208
GlaxoSmithKline PLC ADR	408	14,863
Horizon Pharma PLC†	70	949
Johnson & Johnson	402	56,043
Jounce Therapeutics, Inc.†	30	420
Mallinckrodt PLC†	36	1,140
Merck & Co., Inc.	967	53,272
Novartis AG†	388	31,969
Novo Nordisk A/S, Class B	164	8,159
Pacira Pharmaceuticals, Inc.†	30	961
Pfizer, Inc.	1,512	53,011
Prestige Brands Holdings, Inc.†	70	3,283
Progenics Pharmaceuticals, Inc.†	40	248
Ra Pharmaceuticals, Inc.†	40	526
Radius Health, Inc.†	30	963
Roche Holding AG†	112	25,877
Sanofi	204	19,317
Shire PLC ADR	83	12,253
Sucampo Pharmaceuticals, Inc., Class A†	10	100
Syros Pharmaceuticals, Inc.†	80	1,376
TESARO, Inc.†	31	3,589
TherapeuticsMD, Inc.†	100	472
Veru, Inc.†	100	135
Zoetis, Inc.	323	20,614

		391,886

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	84	6,803
Teligent, Inc.†	20	114

		6,917

Medical-HMO — 1.9%
Aetna, Inc.	256	43,528
Anthem, Inc.	112	23,432
Centene Corp.†	38	3,559
Cigna Corp.	156	30,766
Humana, Inc.	44	11,235
UnitedHealth Group, Inc.	435	91,446

		203,966

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	42	1,789
HCA Healthcare, Inc.†	173	13,088
LifePoint Health, Inc.†	40	1,926
Tenet Healthcare Corp.†	10	143
Universal Health Services, Inc., Class B	9	924

		17,870

Medical-Outpatient/Home Medical — 0.0%
Almost Family, Inc.†	50	2,212

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	50	2,275

Metal-Copper — 0.1%
Antofagasta PLC	475	6,022
Southern Copper Corp.	23	988

		7,010

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	102	5,422
South32, Ltd.	3,168	8,171

		13,593

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.†	170	1,013

Multimedia — 0.4%
E.W. Scripps Co., Class A†	50	867
Time Warner, Inc.	77	7,568
Twenty-First Century Fox, Inc., Class A	344	8,996
Twenty-First Century Fox, Inc., Class B	373	9,493
Walt Disney Co.	153	14,965

		41,889

Networking Products — 0.4%
Cisco Systems, Inc.	883	30,154
Gigamon, Inc.†	20	770
Infinera Corp.†	50	419
Lantronix, Inc.†	400	732
Telefonaktiebolaget LM Ericsson, Class B	818	5,149

		37,224

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	80	1,288
Waste Connections, Inc.	230	16,254

		17,542

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	50	687

Office Furnishings-Original — 0.0%
HNI Corp.	10	342
Steelcase, Inc., Class A	10	146

		488

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	120	2,374
Transocean, Ltd.†	110	1,155

		3,529

Oil Companies-Exploration & Production — 1.0%
Apache Corp.	77	3,185
Callon Petroleum Co.†	40	444
Canadian Natural Resources, Ltd.	385	13,436
Concho Resources, Inc.†	18	2,416
Continental Resources, Inc.†	48	1,954
Devon Energy Corp.	73	2,694
Diamondback Energy, Inc.†	79	8,466
Encana Corp.	311	3,639
Energen Corp.†	20	1,034
EOG Resources, Inc.	265	26,466
Hess Corp.	76	3,356

Noble Energy, Inc.	137	3,818
Occidental Petroleum Corp.	380	24,537
Parsley Energy, Inc., Class A†	80	2,128
Resolute Energy Corp.†	10	300
RSP Permian, Inc.†	40	1,376
Torchlight Energy Resources, Inc.†	100	138
WPX Energy, Inc.†	60	677
Zion Oil & Gas, Inc.†	200	514

		100,578

Oil Companies-Integrated — 1.3%
BP PLC ADR	101	4,108
Chevron Corp.	115	13,327
Exxon Mobil Corp.	604	50,343
Royal Dutch Shell PLC, Class B ADR	235	15,360
Statoil ASA	378	7,654
TOTAL SA	480	26,766
TOTAL SA ADR	349	19,446

		137,004

Oil Refining & Marketing — 0.3%
Andeavor	92	9,774
DCC PLC	117	11,095
Marathon Petroleum Corp.	175	10,455

		31,324

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	97	3,049
C&J Energy Services, Inc.†	20	570
Mammoth Energy Services, Inc.†	30	592
MRC Global, Inc.†	50	857
Schlumberger, Ltd.	22	1,408

		6,476

Paper & Related Products — 0.3%
International Paper Co.	292	16,723
Stora Enso Oyj, Class R	668	10,450

		27,173

Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	10	210

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	200	750

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	10	438

Pipelines — 0.5%
Enbridge, Inc.	202	7,769
NextDecade Corp.†	480	4,843
Plains GP Holdings LP, Class A	34	694
Targa Resources Corp.	60	2,490
Tellurian, Inc.†	320	3,446
TransCanada Corp.	745	35,373

		54,615

Pollution Control — 0.0%
Hudson Technologies, Inc.†	10	59

Power Converter/Supply Equipment — 0.0%
SunPower Corp.†	10	71

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	20	198
John Wiley & Sons, Inc., Class A	60	3,279

		3,477

Publishing-Periodicals — 0.0%
Meredith Corp.	30	1,590

Quarrying — 0.0%
Compass Minerals International, Inc.	10	656

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	1,039
Liberty Media Corp. - Liberty SiriusXM, Series C†	20	833

		1,872

Real Estate Investment Trusts — 2.1%
American Tower Corp.	298	42,814
Annaly Capital Management, Inc.	80	917
Apple Hospitality REIT, Inc.	180	3,409
AvalonBay Communities, Inc.	13	2,357
CIM Commercial Trust Corp.	80	1,340
Colony NorthStar, Inc., Class A	250	3,070
CoreCivic, Inc.	200	4,932
Crown Castle International Corp.	324	34,694
CubeSmart	220	5,988
EPR Properties	52	3,597
Equinix, Inc.	17	7,879
Equity Residential	129	8,677
GGP, Inc.	100	1,946
Great Portland Estates PLC	630	5,200
Healthcare Trust of America, Inc., Class A	190	5,709
Hospitality Properties Trust	20	572
Hudson Pacific Properties, Inc.	140	4,735
JBG SMITH Properties†	118	3,683
Kilroy Realty Corp.	65	4,630
Lamar Advertising Co., Class A	70	4,931
LTC Properties, Inc.	10	465
Medical Properties Trust, Inc.	150	1,985
National Retail Properties, Inc.	40	1,607
Omega Healthcare Investors, Inc.	110	3,175
Orchid Island Capital, Inc.	60	598
Outfront Media, Inc.	60	1,407
Paramount Group, Inc.	60	955
Park Hotels & Resorts, Inc.	100	2,879
Physicians Realty Trust	50	869
Piedmont Office Realty Trust, Inc., Class A	40	774
Prologis, Inc.	25	1,615
Quality Care Properties, Inc.†	10	158
Regency Centers Corp.	59	3,631
RLJ Lodging Trust	70	1,516
Sabra Health Care REIT, Inc.	30	598
SBA Communications Corp.†	17	2,672
Scentre Group	2,696	8,295
Senior Housing Properties Trust	10	184
SL Green Realty Corp.	25	2,392
Starwood Property Trust, Inc.	250	5,377
Summit Hotel Properties, Inc.	90	1,423
Unibail-Rodamco SE	46	11,512
VEREIT, Inc.	427	3,369

Vornado Realty Trust	36	2,695
Weyerhaeuser Co.	243	8,726

		219,957

Real Estate Management/Services — 0.0%
Redfin Corp.†	30	706

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	33	4,212
Maui Land & Pineapple Co., Inc.†	120	1,914
Mitsui Fudosan Co., Ltd.	400	9,238
St. Joe Co.†	70	1,246

		16,610

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	946	7,289

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	5	1,145

Retail-Apparel/Shoe — 0.4%
Caleres, Inc.	60	1,640
L Brands, Inc.	268	11,535
lululemon athletica, Inc.†	50	3,075
Ross Stores, Inc.	336	21,333
Tapestry, Inc.	78	3,194

		40,777

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	60	1,165

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	4	2,358
O’Reilly Automotive, Inc.†	18	3,797

		6,155

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	50	2,331

Retail-Building Products — 0.6%
Floor & Decor Holdings, Inc., Class A†	40	1,508
Foundation Building Materials, Inc.†	70	941
Home Depot, Inc.	262	43,434
Kingfisher PLC	3,437	14,270
Lowe’s Cos., Inc.	29	2,319

		62,472

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	47	3,896

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	21	2,406

Retail-Discount — 0.6%
Costco Wholesale Corp.	62	9,987
Dollar General Corp.	276	22,312
Wal-Mart Stores, Inc.	344	30,034

		62,333

Retail-Drug Store — 0.1%
CVS Health Corp.	89	6,099
Walgreens Boots Alliance, Inc.	120	7,953

		14,052

Retail-Gardening Products — 0.0%
Tractor Supply Co.	54	3,254

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	20	539

Retail-Major Department Stores — 0.2%
Kering	28	12,834
TJX Cos., Inc.	53	3,700

		16,534

Retail-Office Supplies — 0.0%
Office Depot, Inc.	300	930

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	30	1,061

Retail-Restaurants — 0.6%
Jack in the Box, Inc.	49	5,072
McDonald’s Corp.	96	16,023
Papa John’s International, Inc.	40	2,722
Restaurant Brands International, Inc.	54	3,488
Sonic Corp.	10	254
Starbucks Corp.	127	6,965
Yum! Brands, Inc.	375	27,919

		62,443

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	110	3,608
Sumitomo Rubber Industries, Ltd.	200	3,771

		7,379

Satellite Telecom — 0.1%
Eutelsat Communications SA	249	6,239
Globalstar, Inc.†	800	1,288

		7,527

Savings & Loans/Thrifts — 0.1%
Beneficial Bancorp, Inc.	70	1,155
Capitol Federal Financial, Inc.	180	2,482
Investors Bancorp, Inc.	350	4,812
Meta Financial Group, Inc.	14	1,222
TFS Financial Corp.	130	2,005

		11,676

Schools — 0.0%
Capella Education Co.	23	1,873

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	66	6,026
Cirrus Logic, Inc.†	70	3,920
Marvell Technology Group, Ltd.	200	3,694
Maxim Integrated Products, Inc.	15	788
MaxLinear, Inc.†	130	3,181
Power Integrations, Inc.	52	4,179
QUALCOMM, Inc.	407	20,761
Renesas Electronics Corp.†	500	6,376
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	567	24,001

		72,926

Semiconductor Equipment — 0.5%
Aehr Test Systems†	200	722
Applied Materials, Inc.	138	7,787
ASML Holding NV	62	11,180
ASML Holding NV	18	3,254

KLA-Tencor Corp.	55	5,989
Lam Research Corp.	9	1,877
Tokyo Electron, Ltd.	100	17,374

		48,183

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	800	1,937

Software Tools — 0.0%
VMware, Inc., Class A†	8	958

Steel Pipe & Tube — 0.0%
Atkore International Group, Inc.†	10	193
TimkenSteel Corp.†	40	560

		753

Steel-Producers — 0.1%
AK Steel Holding Corp.†	200	918
Commercial Metals Co.	140	2,727
Reliance Steel & Aluminum Co.	62	4,764
Ryerson Holding Corp.†	40	352
Shiloh Industries, Inc.†	20	186
United States Steel Corp.	90	2,279

		11,226

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	100	2,127
Finisar Corp.†	30	706
Oclaro, Inc.†	180	1,489
Viavi Solutions, Inc.†	240	2,227

		6,549

Telecom Services — 0.0%
Aviat Networks, Inc.†	20	332

Telecommunication Equipment — 0.0%
ARRIS International PLC†	150	4,275

Telephone-Integrated — 1.0%
AT&T, Inc.	206	6,932
General Communication, Inc., Class A†	10	409
Nippon Telegraph & Telephone Corp.	600	28,880
SoftBank Group Corp.	100	8,748
TDC A/S	2,080	12,298
Telecom Italia SpA RSP	9,147	6,505
Telefonica Deutschland Holding AG	2,397	12,182
Telefonica SA	930	9,756
Telephone & Data Systems, Inc.	70	2,040
Verizon Communications, Inc.	440	21,063

		108,813

Television — 0.1%
Nexstar Media Group, Inc., Class A	40	2,552
Sinclair Broadcast Group, Inc., Class A	60	1,902
TEGNA, Inc.	120	1,468

		5,922

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	9	2,356

Textile-Products — 0.0%
Culp, Inc.	20	634

Theaters — 0.0%
Cinemark Holdings, Inc.	80	2,907

Therapeutics — 0.0%
Cara Therapeutics, Inc.†	60	753
Xencor, Inc.†	40	791

		1,544

Tobacco — 0.8%
Altria Group, Inc.	107	6,871
British American Tobacco PLC	137	8,863
Philip Morris International, Inc.	584	61,110
Vector Group, Ltd.	100	2,078

		78,922

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	211	34,087

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	3	5,762
Kirby Corp.†	50	3,543

		9,305

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	13	2,255
Central Japan Railway Co.	100	18,090
CSX Corp.	76	3,833
Union Pacific Corp.	90	10,421

		34,599

Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	110	8,638
FedEx Corp.	30	6,774
Hub Group, Inc., Class A†	30	1,299
United Parcel Service, Inc., Class B	133	15,632

		32,343

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	10	193
USANA Health Sciences, Inc.†	10	657

		850

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	60	492
NIC, Inc.	10	170

		662

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	44	45,454
Alphabet, Inc., Class C†	84	85,398
Baidu, Inc. ADR†	39	9,513
Yahoo Japan Corp.	1,600	7,134

		147,499

Wireless Equipment — 0.2%
GN Store Nord A/S	360	11,907
Gogo, Inc.†	40	398
InterDigital, Inc.	29	2,127
Quantenna Communications, Inc.†	40	620
Ubiquiti Networks, Inc.†	70	4,352
ViaSat, Inc.†	40	2,604

		22,008

X-Ray Equipment — 0.1%
Hologic, Inc.†	232	8,781

Total Common Stocks (cost $7,975,930)		8,065,344

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	95	5,415

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	49	2,782

Total Convertible Preferred Securities (cost $7,979)		8,197

U.S. CORPORATE BONDS & NOTES — 7.3%
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	$75,000	76,003

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	75,000	75,957

Computers — 0.5%
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	49,701

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	75,000	77,223
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	75,000	77,303
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,723
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	75,000	75,638
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	75,496

		381,383

Diversified Manufacturing Operations — 0.7%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	76,028

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021*	10,000	9,939

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	50,000	50,604
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	50,000	55,199

		105,803

Total U.S. Corporate Bonds & Notes (cost $775,650)		774,814

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,004

Oil Companies-Integrated — 0.5%
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	50,000	53,145

Total Foreign Corporate Bonds & Notes (cost $55,428)		55,149

U.S. GOVERNMENT AGENCIES — 0.7%
Federal National Mtg. Assoc. — 0.7%
1.25% due 08/17/2021 (cost $73,390)	75,000	73,195

U.S. GOVERNMENT TREASURIES — 10.0%
United States Treasury Bonds — 3.8%
2.25% due 08/15/2027	80,000	79,119
2.50% due 05/15/2046	10,000	9,264
2.75% due 08/15/2042	10,000	9,857
2.75% due 08/15/2047	105,000	102,367
3.00% due 05/15/2042	10,000	10,318
3.00% due 11/15/2044	10,000	10,273
3.00% due 05/15/2047	19,200	19,682
3.13% due 02/15/2043	10,000	10,521
3.13% due 08/15/2044	10,000	10,518
3.38% due 05/15/2044	10,000	10,990
3.63% due 08/15/2043	10,000	11,439
3.75% due 11/15/2043	10,000	11,685
4.25% due 11/15/2040	10,000	12,508
4.38% due 05/15/2041	10,000	12,749
4.50% due 05/15/2038	40,000	51,492
4.63% due 02/15/2040	10,000	13,119
4.75% due 02/15/2037	4,000	5,290
5.38% due 02/15/2031	1,500	1,999
5.50% due 08/15/2028	4,000	5,187

		398,377

United States Treasury Notes — 6.2%
0.75% due 04/15/2018	3,300	3,292

1.00% due 03/15/2019	205,000	203,542
1.38% due 09/15/2020	370,000	366,546
1.88% due 09/30/2022	80,000	79,478

		652,858

Total U.S. Government Treasuries (cost $1,050,703)		1,051,235

MUNICIPAL BONDS & NOTES — 0.7%
State of California General Obligation Bonds 7.63% due 03/01/2040 (cost $76,402)	50,000	76,912

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Regional Authority — 1.4%
Province of Alberta, Canada Notes 2.20% due 07/26/2022	75,000	74,493
Province of Ontario, Canada Notes 2.20% due 10/03/2022	75,000	74,587

Total Foreign Government Obligations (cost $149,518)		149,080

REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc.† (cost $5,021)	74	5,189

Total Long-Term Investment Securities (cost $10,170,021)		10,259,115

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(1)	230,534	230,534
T. Rowe Price Treasury Reserve Fund 1.00%(1)	1,000	1,000
Total Short-Term Investment Securities (cost $231,534)		231,534

TOTAL INVESTMENTS (cost $10,401,555)	99.4%	10,490,649
Other assets less liabilities	0.6	59,958

NET ASSETS	100.0%	$10,550,607

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $78,311 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of October 31, 2017.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,065,344	$—	$—	$8,065,344
Convertible Preferred Securities	8,197	—	—	8,197
U.S. Corporate Bonds & Notes	—	774,814	—	774,814
Foreign Corporate Bonds & Notes	—	55,149	—	55,149
U.S. Government Agencies	—	73,195	—	73,195
U.S. Government Treasuries	—	1,051,235	—	1,051,235
Municipal Bonds & Notes	—	76,912	—	76,912
Foreign Government Obligations	—	149,080	—	149,080
Registered Investment Companies	5,189	—	—	5,189
Short-Term Investment Securities	231,534	—	—	231,534

Total Investments at Value	$8,310,264	$2,180,385	$—	$10,490,649

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 56.4%
Advanced Materials — 0.0%
Hexcel Corp.	396	$24,033

Advertising Agencies — 0.1%
WPP PLC	79,774	1,413,398

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	10,296	658,432

Aerospace/Defense — 0.9%
Boeing Co.	27,247	7,029,181
Meggitt PLC	214,213	1,475,169
Northrop Grumman Corp.	2,766	817,436
Raytheon Co.	86	15,497
Rockwell Collins, Inc.	3,786	513,382

		9,850,665

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	13,589	1,893,219
United Technologies Corp.	5,242	627,782

		2,521,001

Agricultural Biotech — 0.0%
Calyxt, Inc.†	240	4,915

Agricultural Chemicals — 0.1%
Agrium, Inc.	825	89,859
CF Industries Holdings, Inc.	27,196	1,032,904
Incitec Pivot, Ltd.	5,977	17,475
Yara International ASA	685	32,522

		1,172,760

Agricultural Operations — 0.0%
Bunge, Ltd.	5,408	371,962

Airlines — 0.6%
Alaska Air Group, Inc.	10,292	679,581
American Airlines Group, Inc.	73,410	3,437,056
Delta Air Lines, Inc.	35,242	1,763,157
United Continental Holdings, Inc.†	7,665	448,249

		6,328,043

Apparel Manufacturers — 0.2%
Burberry Group PLC	52,121	1,316,650
Moncler SpA	34,468	978,858

		2,295,508

Applications Software — 2.5%
CDK Global, Inc.	4,243	269,685
Intuit, Inc.	13,504	2,039,374
Microsoft Corp.	214,089	17,807,923
Red Hat, Inc.†	16,392	1,980,645
salesforce.com, Inc.†	33,078	3,385,203
ServiceNow, Inc.†	16,590	2,096,478

		27,579,308

Audio/Video Products — 0.2%
Panasonic Corp.	107,400	1,606,207
Sony Corp.	14,900	578,283

		2,184,490

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	6,367	648,952
Ferrari NV	3,765	450,595
General Motors Co.	3,637	156,318
Honda Motor Co., Ltd.	54,700	1,694,808
Suzuki Motor Corp.	21,800	1,183,897
Tesla, Inc.†	2,357	781,416
Toyota Motor Corp.	28,500	1,752,034

		6,668,020

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	8,141	583,954

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	11,300	580,379
Autoliv, Inc. SDR	8,169	1,024,583
Delphi Automotive PLC	3,054	303,507
GKN PLC	177,276	746,374
Koito Manufacturing Co., Ltd.	7,300	484,077
Magna International, Inc.	42,730	2,330,921

		5,469,841

Banks-Commercial — 2.1%
ABN AMRO Group NV CVA*	22,056	681,221
Australia & New Zealand Banking Group, Ltd.	83,470	1,911,402
Commerzbank AG†	35,924	492,319
Danske Bank A/S	31,355	1,196,136
DBS Group Holdings, Ltd.	100,700	1,682,889
DNB ASA	121,012	2,333,422
Erste Group Bank AG	20,925	899,174
First Republic Bank	10,785	1,050,459
ING Groep NV	136,463	2,521,087
Intesa Sanpaolo SpA	421,538	1,417,108
National Bank of Canada	35,600	1,727,708
Nordea Bank AB	177,837	2,149,768
Standard Chartered PLC†	81,776	815,015
Sumitomo Mitsui Trust Holdings, Inc.	35,600	1,391,689
Svenska Handelsbanken AB, Class A	128,892	1,847,550
United Overseas Bank, Ltd.	49,700	897,670

		23,014,617

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	34,729	1,786,807
Citizens Financial Group, Inc.	8,210	312,062
State Street Corp.	32,302	2,971,784

		5,070,653

Banks-Super Regional — 1.1%
Capital One Financial Corp.	1,595	147,027
Fifth Third Bancorp	55,569	1,605,944
KeyCorp	82,166	1,499,529
PNC Financial Services Group, Inc.	11,486	1,571,170
US Bancorp	27,703	1,506,489
Wells Fargo & Co.	103,376	5,803,529

		12,133,688

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	19,167	881,299
Dr Pepper Snapple Group, Inc.	3,928	336,472
Monster Beverage Corp.†	1,726	99,987
PepsiCo, Inc.	11,377	1,254,087

		2,571,845

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	3,199	700,869
Diageo PLC	49,758	1,699,734

		2,400,603

Brewery — 0.1%
Kirin Holdings Co., Ltd.	50,900	1,210,669
Molson Coors Brewing Co., Class B	2,790	225,627

		1,436,296

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	12,446	822,183

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	62,104	2,570,485

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	987	214,031
Vulcan Materials Co.	6,529	794,906

		1,008,937

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	14,517	808,161
Persimmon PLC	42,864	1,595,174

		2,403,335

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,939	647,955
Comcast Corp., Class A	58,893	2,121,915
Liberty Global PLC, Class A†	18,775	579,209

		3,349,079

Casino Hotels — 0.0%
MGM Resorts International	269	8,433

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	37,250	637,720
T-Mobile US, Inc.†	4,088	244,340
Telstra Corp., Ltd.	75,676	205,032
Vodafone Group PLC ADR	78,850	2,285,073

		3,372,165

Chemicals-Diversified — 0.7%
Akzo Nobel NV	547	49,534
Asahi Kasei Corp.	112,500	1,354,492
BASF SE	12,092	1,318,671
Covestro AG*	7,489	718,472
Croda International PLC	696	38,677
DowDuPont, Inc.	40,899	2,957,407
Eastman Chemical Co.	3,906	354,704
Johnson Matthey PLC	11,573	519,683
Koninklijke DSM NV	352	30,030
LyondellBasell Industries NV, Class A	831	86,033
Orion Engineered Carbons SA	437	10,335
PPG Industries, Inc.	2,717	315,824
Symrise AG	272	21,168
Tosoh Corp.	15,800	338,775

		8,113,805

Chemicals-Specialty — 0.1%
Albemarle Corp.	80	11,271
GCP Applied Technologies, Inc.†	300	8,775
Umicore SA	23,448	1,048,015
Valvoline, Inc.	4,932	118,466
Victrex PLC	996	31,722

		1,218,249

Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	2,101	69,858
RPM International, Inc.	3,545	189,055
Sherwin-Williams Co.	2,395	946,384

		1,205,297

Commercial Services — 0.0%
Cintas Corp.	1,294	192,858

Commercial Services-Finance — 0.5%
Equifax, Inc.	1,386	150,423
FleetCor Technologies, Inc.†	3,075	508,205
Global Payments, Inc.	8,739	908,419
IHS Markit, Ltd.†	430	18,322
PayPal Holdings, Inc.†	36,123	2,621,085
S&P Global, Inc.	3,504	548,271
TransUnion†	2,122	111,384
Vantiv, Inc., Class A†	6,508	455,560

		5,321,669

Computer Aided Design — 0.1%
Synopsys, Inc.†	13,151	1,137,825

Computer Services — 0.1%
Accenture PLC, Class A	5,391	767,463
Infosys, Ltd. ADR	60,250	894,712

		1,662,175

Computers — 0.7%
Apple, Inc.	46,933	7,933,554
Hewlett Packard Enterprise Co.	26,044	362,533

		8,296,087

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,443	274,862
Samsonite International SA	194,100	811,093

		1,085,955

Containers-Metal/Glass — 0.2%
Ball Corp.	54,057	2,320,667
Vidrala SA	257	23,276

		2,343,943

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	87,308	1,058,447
Orora, Ltd.	8,461	22,017

		1,080,464

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,879	273,276
Coty, Inc., Class A	7,428	114,391
Estee Lauder Cos., Inc., Class A	2,003	223,955
L’Oreal SA	7,805	1,736,960
Pola Orbis Holdings, Inc.	19,400	614,221
Procter & Gamble Co.	14,746	1,273,170
Unilever PLC	66,883	3,792,625

		8,028,598

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	18,730	1,044,197
Royal Caribbean Cruises, Ltd.	7,427	919,240

		1,963,437

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	14,471	1,342,330
Fiserv, Inc.†	10,033	1,298,571

		2,640,901

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,770	169,164

Diagnostic Equipment — 0.8%
Abbott Laboratories	24,922	1,351,520
Danaher Corp.	48,366	4,462,731
Thermo Fisher Scientific, Inc.	16,010	3,103,218

		8,917,469

Dialysis Centers — 0.2%
DaVita, Inc.†	1,416	86,008
Fresenius SE & Co. KGaA	31,118	2,599,329

		2,685,337

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	21,813	38,043
Petra Diamonds, Ltd.†	42,075	43,029

		81,072

Distribution/Wholesale — 0.0%
LKQ Corp.†	1,076	40,554

Diversified Banking Institutions — 2.6%
Bank of America Corp.	26,791	733,806
Barclays PLC ADR	29,400	289,296
BNP Paribas SA	32,514	2,539,067
Citigroup, Inc.	72,505	5,329,118
Goldman Sachs Group, Inc.	293	71,047
JPMorgan Chase & Co.	105,089	10,573,004
Lloyds Banking Group PLC	1,734,889	1,573,533
Macquarie Group, Ltd.	15,954	1,200,892
Morgan Stanley	132,909	6,645,450

		28,955,213

Diversified Manufacturing Operations — 0.4%
ALS, Ltd.	5,575	33,409
Carlisle Cos., Inc.	177	19,440
Illinois Tool Works, Inc.	4,128	646,115
Pentair PLC	7,983	562,482
Siemens AG	22,448	3,203,196
Textron, Inc.	9,627	507,728

		4,972,370

Diversified Minerals — 0.3%
BHP Billiton PLC	50,516	914,140
BHP Billiton, Ltd.	39,055	793,300
Dowa Holdings Co., Ltd.	2,200	92,001
Independence Group NL	289,784	889,362
Lundin Mining Corp.	13,946	106,371
Sumitomo Metal Mining Co., Ltd.	600	23,513
US Silica Holdings, Inc.	468	14,279

		2,832,966

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	135,000	1,714,019

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd. ADR†	37,887	7,004,927
Amazon.com, Inc.†	14,089	15,572,290

		22,577,217

E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	9,274	444,132
Priceline Group, Inc.†	3,827	7,317,071

		7,761,203

E-Marketing/Info — 0.1%
CyberAgent, Inc.	21,300	655,644

Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,555	422,535
Legrand SA	18,131	1,346,815

		1,769,350

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	35,300	883,237
Engie SA	96,912	1,638,004

		2,521,241

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	21,939	1,632,481
DTE Energy Co.	9,273	1,024,296
E.ON SE	51,848	611,803
Edison International	4,307	344,345
Eversource Energy	23,193	1,452,809
Exelon Corp.	46,660	1,876,199
NextEra Energy, Inc.	18,905	2,931,598
PG&E Corp.	25,937	1,498,380
Southern Co.	43,359	2,263,340
SSE PLC	31,270	573,962
Westar Energy, Inc.	23,290	1,245,549

		15,454,762

Electric-Transmission — 0.0%
Red Electrica Corp. SA	1,455	32,219

Electronic Components-Misc. — 0.3%
Koninklijke Philips NV	59,296	2,414,374
Omron Corp.	20,300	1,128,323

		3,542,697

Electronic Components-Semiconductors — 1.0%
Broadcom, Ltd.	23,395	6,174,175
Intel Corp.	15,476	704,003
Microchip Technology, Inc.	12,489	1,183,957
Micron Technology, Inc.†	5,354	237,236
Samsung Electronics Co., Ltd.	797	1,959,154
Texas Instruments, Inc.	3,029	292,874
Xilinx, Inc.	9,131	672,863

		11,224,262

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	11,192	1,018,136

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	24,071	1,637,550
Fortive Corp.	22,264	1,608,797
Keysight Technologies, Inc.†	16,446	734,643

		3,980,990

Electronic Security Devices — 0.0%
Allegion PLC	2,052	171,116

Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA†	594	8,615
Vestas Wind Systems A/S	135	11,908

		20,523

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	240	13,970
WorleyParsons, Ltd.†	66,308	710,991

		724,961

Enterprise Software/Service — 0.1%
Black Knight, Inc.†	1,044	47,345
Workday, Inc., Class A†	6,131	680,480

		727,825

Entertainment Software — 0.2%
Activision Blizzard, Inc.	9,858	645,600
Electronic Arts, Inc.†	15,515	1,855,594

		2,501,194

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	11,400	297,882

Finance-Consumer Loans — 0.1%
Synchrony Financial	30,117	982,417

Finance-Credit Card — 1.1%
American Express Co.	302	28,847
Credit Saison Co., Ltd.	36,500	729,968
Mastercard, Inc., Class A	34,682	5,159,641
Visa, Inc., Class A	56,542	6,218,489

		12,136,945

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	22,350	1,002,174
Close Brothers Group PLC	9,907	182,764
TD Ameritrade Holding Corp.	49,333	2,466,157

		3,651,095

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	127,100	663,976

Finance-Mortgage Loan/Banker — 0.0%
FNF Group	3,405	127,415

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	2,292	259,134
CME Group, Inc.	1,141	156,511
Intercontinental Exchange, Inc.	43,065	2,846,596

		3,262,241

Food-Catering — 0.1%
Aramark	3,067	133,997
Compass Group PLC	62,400	1,369,950

		1,503,947

Food-Confectionery — 0.0%
Hershey Co.	2,111	224,146

Food-Meat Products — 0.6%
Hormel Foods Corp.	3,892	121,275
Tyson Foods, Inc., Class A	87,848	6,404,997

		6,526,272

Food-Misc./Diversified — 0.7%
Cal-Maine Foods, Inc.†	463	20,835
Corbion NV	547	18,281
Danone SA	11,606	948,240
Kraft Heinz Co.	8,008	619,259
McCormick & Co., Inc.	1,329	132,275
Mondelez International, Inc., Class A	13,361	553,546
Nestle SA†	59,268	4,984,298
Wilmar International, Ltd.	389,900	969,673

		8,246,407

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	34,600	1,391,242

Gas-Distribution — 0.3%
Atmos Energy Corp.	7,784	679,076
Italgas SpA	5,078	29,664
National Grid PLC	105,998	1,275,478
NiSource, Inc.	25,297	667,082
Sempra Energy	9,731	1,143,393

		3,794,693

Gold Mining — 0.1%
Acacia Mining PLC	2,047	4,902
Agnico-Eagle Mines, Ltd.	1,773	79,129
B2Gold Corp.†	9,400	23,899
Centamin PLC	24,609	45,529
Centerra Gold, Inc.†	1,625	11,034
Detour Gold Corp.†	930	9,912
Dundee Precious Metals, Inc.†	4,500	8,999
Endeavour Mining Corp.†	1,492	26,519
Evolution Mining, Ltd.	42,833	77,366
Franco-Nevada Corp.	2,715	215,752
Guyana Goldfields, Inc.†	2,400	8,558
Kirkland Lake Gold, Ltd.	2,430	28,499
Klondex Mines, Ltd.†	2,000	5,783
New Gold, Inc.†	17,191	56,558
Northern Star Resources, Ltd.	9,464	37,810
OceanaGold Corp.	3,340	8,958
Osisko Gold Royalties, Ltd.	8,231	103,613
Randgold Resources, Ltd.	3,583	351,910
Randgold Resources, Ltd. ADR	780	76,651
Regis Resources, Ltd.	17,928	53,375
Royal Gold, Inc.	177	14,888
Saracen Mineral Holdings, Ltd.†	6,387	7,112
SEMAFO, Inc.†	5,000	12,557
Sibanye Gold, Ltd.	12,097	15,666
TMAC Resources, Inc.†	600	3,753

		1,288,732

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	15,036	1,065,301

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	9,618	695,189
Marriott International, Inc., Class A	16,117	1,925,659

		2,620,848

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	41,200	1,005,859

Import/Export — 0.3%
Mitsubishi Corp.	43,500	1,013,234
Sumitomo Corp.	123,500	1,774,216

		2,787,450

Industrial Gases — 0.2%
Air Liquide SA	8,554	1,089,079
Air Products & Chemicals, Inc.	3,922	625,284
Praxair, Inc.	433	63,270

		1,777,633

Instruments-Controls — 0.3%
Honeywell International, Inc.	23,858	3,439,369
Sensata Technologies Holding NV†	4,512	220,682

		3,660,051

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK	14,200	456,453

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	24,788	2,006,093
Willis Towers Watson PLC	13,664	2,200,997

		4,207,090

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	172,800	1,300,197
Aviva PLC	204,696	1,372,928
Brighthouse Financial, Inc.†	1,237	76,917
Challenger, Ltd.	130,484	1,328,217
Prudential PLC	89,216	2,194,476
Sun Life Financial, Inc.	33,700	1,312,631

		7,585,366

Insurance-Multi-line — 1.3%
AXA SA	100,244	3,027,825
Chubb, Ltd.	20,948	3,159,377
CNA Financial Corp.	2,859	154,758
Direct Line Insurance Group PLC	258,104	1,274,191
Hartford Financial Services Group, Inc.	26,997	1,486,185
Loews Corp.	4,450	220,319
MetLife, Inc.	30,243	1,620,420
Ping An Insurance Group Co. of China, Ltd.	106,000	930,730
Storebrand ASA	142,452	1,219,946
Voya Financial, Inc.	11,034	443,125
Zurich Insurance Group AG†	4,685	1,429,943

		14,966,819

Insurance-Property/Casualty — 0.5%
Progressive Corp.	8,521	414,547
RSA Insurance Group PLC	142,635	1,191,582
Tokio Marine Holdings, Inc.	45,200	1,929,959
XL Group, Ltd.	41,613	1,684,078

		5,220,166

Insurance-Reinsurance — 0.3%
Berkshire Hathaway, Inc., Class B†	4,958	926,848
Muenchener Rueckversicherungs-Gesellschaft AG	10,426	2,332,394

		3,259,242

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	94,300	4,228,233

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	62,868	11,320,012
Netflix, Inc.†	10,840	2,129,301
YY, Inc., ADR†	10,400	940,056

		14,389,369

Internet Content-Information/News — 0.0%
Kakaku.com, Inc.	29,200	398,818

Internet Security — 0.1%
Symantec Corp.	46,241	1,502,832

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	4,533	709,596
BlackRock, Inc.	412	193,982
Franklin Resources, Inc.	3,420	144,085
GAM Holding AG	42,934	669,196
Legg Mason, Inc.	1,664	63,531

		1,780,390

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,143	191,110

Machine Tools & Related Products — 0.1%
Sandvik AB	2,993	54,664
THK Co., Ltd.	43,800	1,587,054

		1,641,718

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	3,611	490,374

Machinery-Electrical — 0.5%
ABB, Ltd.†	69,287	1,811,262
Mitsubishi Electric Corp.	169,800	2,884,382
SMC Corp.	2,600	988,734

		5,684,378

Machinery-Farming — 0.0%
AGCO Corp.	345	23,657

Machinery-General Industrial — 0.2%
ANDRITZ AG	278	15,719
Krones AG	178	22,507
Roper Technologies, Inc.	10,033	2,590,220
Wabtec Corp.	1,973	150,934

		2,779,380

Machinery-Pumps — 0.0%
Flowserve Corp.	4,843	213,431

Medical Instruments — 0.5%
Elekta AB, Series B	45,224	434,865
Intuitive Surgical, Inc.†	7,992	2,999,877
Medtronic PLC	31,062	2,501,112

		5,935,854

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.	14,100	653,507

Medical Products — 0.8%
Becton Dickinson and Co.	23,462	4,895,815
Cooper Cos., Inc.	132	31,714
Henry Schein, Inc.†	977	76,792
Sonova Holding AG†	2,149	387,947
Stryker Corp.	25,865	4,005,713

		9,397,981

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	16,794	2,009,570
Amgen, Inc.	3,071	538,101
Biogen, Inc.†	7,390	2,303,167
BioMarin Pharmaceutical, Inc.†	1,160	95,224
Celgene Corp.†	8,444	852,591
CSL, Ltd.	6,129	651,697
Gilead Sciences, Inc.	19,826	1,486,157
Illumina, Inc.†	284	58,274
Incyte Corp.†	2,250	254,813
Regeneron Pharmaceuticals, Inc.†	273	109,915
Vertex Pharmaceuticals, Inc.†	16,843	2,462,952

		10,822,461

Medical-Drugs — 2.9%
AbbVie, Inc.	8,128	733,552
Allergan PLC	2,989	529,741
Astellas Pharma, Inc.	147,400	1,955,525
Bayer AG	30,345	3,948,300
Bristol-Myers Squibb Co.	3,805	234,616
Eli Lilly & Co.	5,522	452,473
GlaxoSmithKline PLC	6,741	121,538
GlaxoSmithKline PLC ADR	45,105	1,643,175
Johnson & Johnson	29,725	4,143,962
Mallinckrodt PLC†	3,609	114,297
Merck & Co., Inc.	73,635	4,056,552
Novartis AG†	42,366	3,490,688
Novo Nordisk A/S, Class B	17,184	854,863
Pfizer, Inc.	80,567	2,824,679
Roche Holding AG†	12,227	2,824,962
Sanofi	22,250	2,106,866
Shire PLC ADR	8,645	1,276,261
Zoetis, Inc.	10,298	657,218

		31,969,268

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	8,277	670,354

Medical-HMO — 1.4%
Aetna, Inc.	25,718	4,372,832
Anthem, Inc.	11,086	2,319,302
Centene Corp.†	3,900	365,313
Cigna Corp.	10,856	2,141,020
Humana, Inc.	4,387	1,120,220
UnitedHealth Group, Inc.	25,896	5,443,857

		15,762,544

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	4,486	191,103
HCA Healthcare, Inc.†	17,386	1,315,251
Universal Health Services, Inc., Class B	858	88,117

		1,594,471

Metal Processors & Fabrication — 0.0%
Aurubis AG	267	21,849

Metal Products-Distribution — 0.0%
Granges AB	2,886	29,906

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	548	54,351

Metal-Copper — 0.1%
Antofagasta PLC	55,696	706,069
First Quantum Minerals, Ltd.	9,163	102,490
Southern Copper Corp.	3,339	143,410

		951,969

Metal-Diversified — 0.2%
Boliden AB	6,115	214,020
Rio Tinto PLC	11,741	553,346
Rio Tinto, Ltd.	10,200	542,166
South32, Ltd.	333,321	859,711

		2,169,243

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	4,653	16,524

Multimedia — 0.2%
Time Warner, Inc.	1,219	119,816
Twenty-First Century Fox, Inc., Class A	7,706	201,512
Twenty-First Century Fox, Inc., Class B	37,318	949,743
Walt Disney Co.	7,856	768,395

		2,039,466

Networking Products — 0.3%
Cisco Systems, Inc.	67,669	2,310,897
Telefonaktiebolaget LM Ericsson, Class B	84,256	530,396

		2,841,293

Non-Ferrous Metals — 0.0%
Grupo Mexico SAB de CV, Class B	31,707	103,117
Korea Zinc Co., Ltd.	143	65,351
Materion Corp.	600	30,810

		199,278

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	6,638	469,107

Oil Companies-Exploration & Production — 0.6%
Advantage Oil & Gas, Ltd.†	2,620	13,871
Apache Corp.	7,764	321,197
ARC Resources, Ltd.	2,550	31,092
Cairn Energy PLC†	7,129	20,016
Canadian Natural Resources, Ltd.	16,096	561,750
Centennial Resource Development, Inc., Class A†	1,981	38,491
Cimarex Energy Co.	176	20,580
Comstock Resources, Inc.†	590	2,785
Concho Resources, Inc.†	2,577	345,859
Continental Resources, Inc.†	3,649	148,551
Devon Energy Corp.	7,598	280,366
Diamondback Energy, Inc.†	2,264	242,610
Encana Corp.	33,435	391,189
EOG Resources, Inc.	27,863	2,782,678
Hess Corp.	7,583	334,865
Jagged Peak Energy, Inc.†	1,260	17,501
Kelt Exploration, Ltd.†	2,950	16,167
Kosmos Energy, Ltd.†	4,550	34,944
Lundin Petroleum AB†	887	20,862
Matador Resources Co.†	778	20,656
Noble Energy, Inc.	14,479	403,530
Occidental Petroleum Corp.	15,796	1,019,948
Pioneer Natural Resources Co.	305	45,649
RSP Permian, Inc.†	996	34,272
Seven Generations Energy, Ltd., Class A†	1,907	28,795
Venture Global LNG, Inc.†(9)(10)(11)	3	11,313
Woodside Petroleum, Ltd.	1,140	26,812

		7,216,349

Oil Companies-Integrated — 1.2%
BP PLC	13,194	89,406
BP PLC ADR	9,452	384,413
Chevron Corp.	11,784	1,365,648
Exxon Mobil Corp.	41,131	3,428,269
Galp Energia SGPS SA	2,498	46,440
Royal Dutch Shell PLC, Class B ADR	26,570	1,736,615
Statoil ASA	38,939	788,505
Suncor Energy, Inc.	800	27,168
TOTAL SA	55,773	3,109,978
TOTAL SA ADR	36,027	2,007,424

		12,983,866

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	251	10,567

Oil Refining & Marketing — 0.3%
Andeavor	10,064	1,069,199
DCC PLC	12,716	1,205,857
Delek US Holdings, Inc.	25	651
HollyFrontier Corp.	1,348	49,809
Marathon Petroleum Corp.	18,577	1,109,790

		3,435,306

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	11,132	349,879
Frank’s International NV	1,077	7,119
Halliburton Co.	510	21,797
Helix Energy Solutions Group, Inc.†	500	3,410
Matrix Service Co.†	597	8,418
Oceaneering International, Inc.	622	12,577
Schlumberger, Ltd.	2,671	170,944

		574,144

Paper & Related Products — 0.3%
International Paper Co.	29,458	1,687,060
Stora Enso Oyj, Class R	72,894	1,140,348

		2,827,408

Pipelines — 0.2%
Enbridge, Inc.	3,801	146,187
Koninklijke Vopak NV	851	36,851
Plains GP Holdings LP, Class A	4,198	85,639
TransCanada Corp.	52,323	2,484,296

		2,752,973

Quarrying — 0.0%
Compass Minerals International, Inc.	757	49,659

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	2,886	81,241
Alexandria Real Estate Equities, Inc.	730	90,491
American Campus Communities, Inc.	2,290	95,218
American Tower Corp.	18,831	2,705,450
AvalonBay Communities, Inc.	3,072	557,046
Boardwalk Real Estate Investment Trust	600	18,515
Boston Properties, Inc.	1,206	146,143
Camden Property Trust	1,413	128,922
Canadian Real Estate Investment Trust	690	24,924
CapitaLand Mall Trust	33,800	50,089
Charter Hall Retail REIT	11,532	35,834
Concentradora Fibra Danhos SA de CV	21,010	35,298
Crown Castle International Corp.	16,617	1,779,348
DCT Industrial Trust, Inc.	2,291	132,924
Derwent London PLC	1,043	37,070
Douglas Emmett, Inc.	4,458	177,384
EastGroup Properties, Inc.	441	39,950
Equinix, Inc.	1,665	771,728
Equity Residential	11,045	742,887
Essex Property Trust, Inc.	906	237,762
Federal Realty Investment Trust	1,000	120,520
Gecina SA	437	70,909
GGP, Inc.	19,859	386,456
Great Portland Estates PLC	73,664	608,056
Healthcare Realty Trust, Inc.	2,663	85,855
Highwoods Properties, Inc.	805	41,095

Host Hotels & Resorts, Inc.	2,989	58,465
Hudson Pacific Properties, Inc.	1,238	41,869
JBG SMITH Properties†	3,269	102,026
Kilroy Realty Corp.	1,574	112,116
Kimco Realty Corp.	3,342	60,691
Klepierre	1,031	41,007
Macerich Co.	2,487	135,790
Mitsui Fudosan Logistics Park, Inc.	8	23,359
Mori Hills REIT Investment Corp	31	36,151
Nippon Accommodations Fund, Inc.	15	57,847
Nippon Prologis REIT, Inc.	14	29,402
Paramount Group, Inc.	1,945	30,964
Pebblebrook Hotel Trust	1,168	41,651
Prologis, Inc.	7,800	503,724
PS Business Parks, Inc.	261	34,538
Public Storage	993	205,799
Rayonier, Inc.	1,100	32,978
Regency Centers Corp.	9,220	567,491
SBA Communications Corp.†	1,653	259,819
Scentre Group	318,280	979,254
Shaftesbury PLC	5,742	75,500
Simon Property Group, Inc.	1,355	210,472
SL Green Realty Corp.	4,652	445,103
Sunstone Hotel Investors, Inc.	4,960	80,947
Taubman Centers, Inc.	466	22,005
Terreno Realty Corp.	1,446	53,097
Unibail-Rodamco SE	5,230	1,308,901
UNITE Group PLC	5,935	55,414
Urban Edge Properties	4,531	106,297
VEREIT, Inc.	27,851	219,744
Vicinity Centres	31,502	63,892
Vornado Realty Trust	5,698	426,552
Weingarten Realty Investors	963	29,323
Weyerhaeuser Co.	27,311	980,738

		16,634,041

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	1,804	29,694
Mitsubishi Estate Co., Ltd.	3,400	61,165
PSP Swiss Property AG	894	78,678

		169,537

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	689	31,170
Hang Lung Properties, Ltd.	10,000	22,970
Hongkong Land Holdings, Ltd.	9,800	71,050
Hysan Development Co., Ltd.	10,000	48,325
Iguatemi Empresa de Shopping Centers SA	2,320	27,290
Inmobiliaria Colonial SA	4,343	41,327
Mitsui Fudosan Co., Ltd.	43,100	995,388
Sun Hung Kai Properties, Ltd.	6,000	98,136

		1,335,656

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	105,900	815,941

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	13,741	591,413
Lojas Renner SA	53,508	563,982
Ross Stores, Inc.	19,146	1,215,580
Tapestry, Inc.	7,711	315,765

		2,686,740

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	427	251,716
O’Reilly Automotive, Inc.†	1,846	389,414

		641,130

Retail-Building Products — 0.4%
Home Depot, Inc.	16,635	2,757,750
Kingfisher PLC	381,165	1,582,520
Lowe’s Cos., Inc.	2,928	234,094

		4,574,364

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,572	575,378
Dollar General Corp.	8,524	689,080
Wal-Mart Stores, Inc.	34,515	3,013,505

		4,277,963

Retail-Drug Store — 0.1%
CVS Health Corp.	5,321	364,648
Walgreens Boots Alliance, Inc.	3,540	234,596

		599,244

Retail-Major Department Stores — 0.2%
Kering	3,011	1,380,147
TJX Cos., Inc.	5,363	374,337

		1,754,484

Retail-Restaurants — 0.3%
McDonald’s Corp.	7,323	1,222,282
Restaurant Brands International, Inc.	5,420	350,078
Starbucks Corp.	12,842	704,255
Yum! Brands, Inc.	21,682	1,614,225

		3,890,840

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	27,400	516,649

Satellite Telecom — 0.1%
Eutelsat Communications SA	25,312	634,215

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	6,572	600,024
Marvell Technology Group, Ltd.	20,331	375,514
QUALCOMM, Inc.	40,341	2,057,794
Renesas Electronics Corp.†	48,800	622,312
Taiwan Semiconductor Manufacturing Co., Ltd.	328,000	2,642,749

		6,298,393

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	13,714	773,881
ASML Holding NV	6,754	1,217,872
ASML Holding NV (NASDAQ)	1,741	314,686
KLA-Tencor Corp.	5,592	608,913
Lam Research Corp.	816	170,193
Tokyo Electron, Ltd.	10,500	1,824,260

		4,909,805

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.	85,200	206,265

Silver Mining — 0.0%
Fresnillo PLC	6,665	115,255
Pan American Silver Corp.	1,977	32,284

		147,539

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA (Preference Shares)	94	13,194

Software Tools — 0.0%
VMware, Inc., Class A†	780	93,358

Specified Purpose Acquisitions — 0.0%
TPG Pace Energy Holdings Corp.†	900	9,180

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	2,900	87,991

Mueller Water Products, Inc., Class A	1,174	14,017
Tenaris SA	3,853	52,736
Valmont Industries, Inc.	92	14,619

		169,363

Steel-Producers — 0.0%
Commercial Metals Co.	1,957	38,122
Nucor Corp.	1,252	72,403
Reliance Steel & Aluminum Co.	1,379	105,963
voestalpine AG	771	42,422

		258,910

Telephone-Integrated — 1.1%
AT&T, Inc.	20,692	696,286
KT Corp.	24,016	629,151
Nippon Telegraph & Telephone Corp.	69,600	3,350,079
SoftBank Group Corp.	10,800	944,792
TDC A/S	226,974	1,341,965
Telecom Italia SpA RSP	917,641	652,572
Telefonica Deutschland Holding AG	271,597	1,380,321
Telefonica SA	107,410	1,126,799
Verizon Communications, Inc.	44,138	2,112,886

		12,234,851

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	879	230,087

Tobacco — 0.6%
Altria Group, Inc.	10,726	688,824
British American Tobacco PLC	13,954	902,743
Philip Morris International, Inc.	43,827	4,586,057

		6,177,624

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	13,741	2,219,859

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	291	558,928

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	1,299	225,299
Central Japan Railway Co.	6,600	1,193,984
CSX Corp.	7,223	364,256
Union Pacific Corp.	66	7,642

		1,791,181

Transport-Services — 0.1%
C.H. Robinson Worldwide, Inc.	2,689	211,167
FedEx Corp.	3,044	687,366
United Parcel Service, Inc., Class B	6,423	754,895

		1,653,428

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	4,399	4,544,343
Alphabet, Inc., Class C†	8,379	8,518,426
Baidu, Inc. ADR†	4,058	989,908
NAVER Corp.	609	485,961
Yahoo Japan Corp.	170,400	759,798

		15,298,436

Wireless Equipment — 0.1%
GN Store Nord A/S	39,327	1,300,794

X-Ray Equipment — 0.1%
Hologic, Inc.†	23,746	898,786

Total Common Stocks (cost $533,383,323)		631,115,277

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	216	11,865
NextEra Energy, Inc. 6.12%	8,927	508,839

		520,704

Medical Products — 0.0%
Becton Dickinson and Co. 6.13%	4,409	250,299

Total Convertible Preferred Securities (cost $678,119)		771,003

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077 (cost $160,000)	160,000	171,222

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Ally Auto Receivables Trust Series 2014-1, Class C 2.04% due 12/15/2019	$55,000	55,049
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	95,224
Ally Auto Receivables Trust Series 2014-1, Class D 2.48% due 02/15/2021	50,000	50,069
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	50,298
ALM XI, Ltd. FRS Series 2014-11A, Class A2AR 2.90% (3 ML+1.55%) due 10/17/2026*(1)	250,000	250,717
ALM XIV, Ltd. FRS Series 2014-14A, Class A1R 2.46% (3 ML+1.15%) due 07/28/2026*(1)	250,000	251,013
American Express Credit Account Master Trust FRS Series 2017-5, Class B 1.82% (1 ML+0.58%) due 02/18/2025	320,000	320,582
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	149,185	149,227
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	129,977
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	473,088
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	707,089
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	496,660
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	200,000	201,577

Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41% due 07/15/2022	135,000	136,263
BMW Vehicle Lease Trust Series 2016-1, Class A4 1.51% due 06/20/2019	10,000	9,989
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	180,015
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	95,000	94,872
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	100,096
CarMax Auto Owner Trust Series 2013-4, Class B 1.71% due 07/15/2019	25,000	25,008
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,968
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	129,998
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	65,441	65,382
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(2)(3)	520,000	540,368
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	243,296
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(2)	250,000	260,569
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(2)	50,000	52,757
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	124,196
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,889
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(4)	231,166	233,938
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 11/10/2034*(2)	645,000	652,908
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(2)	345,000	360,237
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(2)	250,000	263,362
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(2)	165,000	174,861
COMM Mtg. Trust VRS Series 2014-UBS4, Class C 4.63% due 08/10/2047(2)(3)	690,000	696,989
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(2)	245,000	246,256
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(2)	50,000	52,542
DB Master Finance LLC Series 2017-1A,Class A2I 3.63% due 11/20/2047*	395,000	397,097
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	450,892
Elara HGTV Timeshare Issuer Series 2017-A, Class A 3.70% due 03/25/2030*	230,000	229,979
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	200,000	200,472
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	30,024
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22% due 01/15/2022	185,000	185,877
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	120,000	119,777
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	24,986
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	390,791
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	175,022
GS Mtg. Securities Trust Series 2015-GC28, Class A5 3.40% due 02/10/2048(2)	50,000	51,466
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(2)	25,000	26,415
Honda Auto Receivables Owner Trust Series 2016-1, Class A4 1.38% due 04/18/2022	10,000	9,938
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	335,000	334,551
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	234,413	236,925
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,936
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(2)	910,000	957,362
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(2)	50,000	50,554

Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,218
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A4 1.69% due 11/15/2021	55,000	54,995
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)(4)	74,519	74,367
Mill City Mtg. Loan Trust VRS Series 2017-2, ClassA1 2.75% due 07/25/2059*(3)(4)	278,332	279,006
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	98,871
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(2)	250,000	261,537
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(2)	115,000	121,423
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 2.48% (3 ML+1.13%) due 10/17/2026*(1)	395,000	397,419
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	845,000	848,375
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(3)(4)	75,000	72,180
SLM Student Loan Trust FRS Series 2010-1, Class A 1.64% (1 ML+0.40%) due 03/25/2025	352,056	348,535
SLM Student Loan Trust FRS Series 2007-7, Class A4 1.70% (3 ML+0.33%) due 01/25/2022	958,174	945,334
SLM Student Loan Trust FRS Series 2008-9, Class A 2.87% (3 ML+1.50%) due 04/25/2023	137,982	141,464
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.07% (3 ML+1.70%) due 07/25/2023	139,448	143,502
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	335,000	337,303
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	274,966
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	117,750	117,007
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(3)	58,103	58,324
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	74,756	74,983
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	247,752	248,617
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,478,068	1,481,642
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	473,084	474,713
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	134,830
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(2)	120,000	120,733
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	25,000	26,761
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	153,683	153,546
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61% due 12/15/2021	200,000	200,038
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	90,000	89,922
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	706,526
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)(11)	640,000	659,195

Total Asset Backed Securities (cost $20,968,309)		20,936,725

U.S. CORPORATE BONDS & NOTES — 7.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	183,481
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	40,000	40,554
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	75,000	77,135

		301,170

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	415,487

Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	347,440
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	221,090
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	677,940

		1,661,957

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 2.00% due 04/27/2018	130,000	130,146

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	126,620	129,635
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	132,912	136,700
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	535,000	564,425
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	488,870	522,900
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	787,713
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	390,000	388,050
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	190,000	193,325

		2,722,748

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	900,536
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	167,136

		1,067,672

Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	248,258
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	425,000	426,068
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	561,970
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,921
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	328,203

		1,615,420

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,650
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	429,948

		588,598

Banks-Commercial — 0.2%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	248,473
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	347,810
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	600,686
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	500,589
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	251,028
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	248,391
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	250,000	251,722
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	247,986

		2,696,685

Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	39,683
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	230,053
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	247,963

		517,699

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	648,125
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	564,267
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,120
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	978,995

Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	775,234

		2,991,741

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	292,088

Brewery — 0.0%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	490,143

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 2.95% due 03/20/2023	370,000	368,311
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	125,000	134,346

		502,657

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,640
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	131,370

		143,010

Building-Heavy Construction — 0.0%
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	175,000	173,688
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	50,386

		224,074

Cable/Satellite TV — 0.1%
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	600,000	704,775
Time Warner Cable, Inc. Senior Sec. Notes 7.30% due 07/01/2038	200,000	250,600

		955,375

Computer Services — 0.1%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	349,455
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	250,000	252,111

		601,566

Computers — 0.3%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	247,521
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	400,579
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,695,024
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	271,395
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	349,561

		2,964,080

Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	302,586
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	434,635
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	293,645
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	70,852

		1,101,718

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	503,298
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	151,230
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	152,694
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	300,000	308,893
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	500,000	532,596
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	372,131
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	248,766
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	505,353
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	520,508
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	186,524
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	324,805
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	495,231
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	989,453

Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	128,745
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	450,000	449,852
JPMorgan Chase & Co. Senior Notes 1.70% due 03/01/2018	500,000	500,207
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	140,903
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	501,773
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	175,000	176,018
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	199,808
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	458,228
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	549,633
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	26,417
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	301,268
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	542,011
Morgan Stanley Senior Notes 3.97% due 07/22/2038	320,000	324,116
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	26,362

		9,616,823

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	500,000	500,219
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	150,763
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	103,602
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	300,000	385,863
General Electric Co. Senior Notes 4.13% due 10/09/2042	100,000	103,634

		1,244,081

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	245,000	245,331
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,054
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	385,000	399,080

		696,465

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	221,974
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	868,791

		1,090,765

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	173,071
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	191,996
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	160,875
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	43,185
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	38,879
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	226,512
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	246,694
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	121,851
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	549,642
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	581,810
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	898,597
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	501,350
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	332,073
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	600,000	640,560
Southern Co. Senior Notes 1.55% due 07/01/2018	155,000	154,850
Southern Co. Senior Notes 4.40% due 07/01/2046	230,000	242,032

Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	415,786

		5,519,763

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	800,000	811,088

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,077
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	455,981

		534,058

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	265,949

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	850,000	844,877

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	827,424
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	606,461
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	734,340
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	98,265

		2,266,490

Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	30,291

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	537,907

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,815

Food-Retail — 0.0%
Whole Foods Market, Inc. Company Guar. Notes 5.20% due 12/03/2025	405,000	465,098

Gas-Distribution — 0.1%
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	620,000	628,513
NiSource Finance Corp. Company Guar. Notes 3.95% due 03/30/2048	425,000	421,093

		1,049,606

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	113,091
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	566,135
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	405,116

		1,084,342

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	547,933
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	222,787
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	698,198
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	383,614
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,038,990
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	55,631

		2,947,153

Insurance-Multi-line — 0.1%
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	729,097
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	428,169
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,750
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	239,822

		1,621,838

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	122,295
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	555,065
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	626,528

New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	302,147

		1,606,035

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	83,066

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	398,718
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	202,785

		601,503

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	278,463

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	122,411
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	771,894
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	397,762

		1,292,067

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	169,943

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	639,668

Medical-Biomedical/Gene — 0.2%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	45,653
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	575,693
Celgene Corp. Senior Notes 2.30% due 08/15/2018	295,000	296,236
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	590,182
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	72,780
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	349,605
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,742

		1,981,891

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	64,905
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	99,306
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	426,600
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	53,580

		644,391

Medical-HMO — 0.0%
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	50,572
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	26,923
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	101,870

		179,365

Medical-Hospitals — 0.1%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	100,346
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	477,600

		577,946

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	496,912

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	95,375

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,989
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	156,682
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	186,329
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	424,260
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	51,389

		834,649

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	179,738

International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	565,683

		745,421

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	497,682
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	51,287

		548,969

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	87,270
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	80,000	84,268
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	25,003
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	45,021
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.50% due 05/01/2018	15,000	15,320
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	622,239
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	184,126
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	148,179
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	433,891

		1,645,317

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	46,104
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	358,498
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	231,626
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	278,001
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	116,435
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,976
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	150,439
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	369,788
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	150,694
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	630,787
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,785
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	283,911
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,756
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	265,534
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	163,203
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	140,111
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	263,348
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	344,529

		3,879,525

Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	323,174
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,722
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,014,107
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	432,408

		1,818,411

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	618,474

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	404,798
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	122,805
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	78,890

		606,493

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	42,445
Northwestern University Notes 3.81% due 12/01/2050	1,000,000	1,003,432
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	480,436

		1,526,313

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	530,551

Steel-Producers — 0.0%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	156,197

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	600,000	595,932
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	300,000	303,628
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	725,000	711,146
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	812,576

		2,423,282

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	510,000	510,484
Reynolds American, Inc. Company Guar. Notes 2.30% due 06/12/2018	275,000	275,780

		786,264

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,351
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	369,136
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	602,022

		1,021,509

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	50,000	54,716

Total U.S. Corporate Bonds & Notes (cost $77,335,337)		78,083,672

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	102,572

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	110,000	115,014

Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Automotive PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	51,182

Banks-Commercial — 0.9%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	265,751
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	529,900
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	284,922
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	382,515
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	500,000	501,895
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	251,179
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	429,283
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	787,591
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	570,766
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	270,321
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	416,099
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	400,242
Nordea Bank AB Sub. Notes 4.88% due 05/13/2021*	500,000	536,713
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	248,330
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	447,191
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	204,211
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	25,162

Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	495,845
Standard Chartered PLC FRS Senior Notes 2.45% (3 ML+1.13%) due 08/19/2019*	325,000	329,214
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	437,041
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	499,026
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	54,680
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,102,411

		9,470,288

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	628,500

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	800,536

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,104

Building Societies — 0.0%
Nationwide Building Society Senior Notes 2.45% due 07/27/2021*	410,000	409,635

Diversified Banking Institutions — 0.3%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	602,148
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	208,299
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	321,298
Credit Agricole SA FRS Senior Notes 2.78% (3 ML+1.43%) due 01/10/2022*	275,000	281,341
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	319,189
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	350,548
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	332,151
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	525,813
UBS Group Funding Jersey, Ltd. Company Guar. Notes 3.00% due 04/15/2021*	200,000	203,005
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	343,348
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	200,000	210,938

		3,698,078

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	495,175

Electric-Distribution — 0.0%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	443,322

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	893,552

Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,129

Food-Misc./Diversified — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	437,249

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	439,308

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	36,740
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	389,154
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,474

		451,368

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	649,328

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	425,671
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	346,476

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,164,659

		1,936,806

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	326,772

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	316,802

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	29,985

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	200,952
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	102,156
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	469,571

		772,679

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	364,709
Petroleos Mexicanos Company Guar. Notes 3.50% due 07/23/2020	250,000	253,600
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	610,000	648,369
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	305,000	275,537
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	271,933
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	199,004
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	257,203
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	43,354

		2,313,709

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027*	260,000	255,450

Petrochemicals — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 3.50% due 01/10/2023*	605,000	604,818

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	247,033
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	94,069
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	121,266
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,969

		479,337

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	87,859

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	608,304

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	336,525

Total Foreign Corporate Bonds & Notes (cost $27,109,166)		27,363,386

U.S. GOVERNMENT AGENCIES — 8.0%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	691,574
1.38% due 05/28/2019	765,000	762,565

		1,454,139

Federal Home Loan Mtg. Corp. — 0.4%
1.38% due 08/15/2019	895,000	891,084
3.00% due 12/01/2046	965,793	968,159
3.50% due 03/01/2046	160,388	166,019
3.50% due 05/01/2046	61,631	63,544
4.00% due 09/01/2045	15,563	16,336
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1
2.21% due 06/25/2025(2)	172,452	170,320
Series -K068, Class A1
2.95% due 02/25/2027(2)	340,000	346,488
Federal Home Loan Mtg. Corp. REMIC FRS Series 4623, Class EF 1.69% (1 ML+0.45%) due 10/15/2046(4)	61,950	62,326
Series 4650, Class FL 1.69% (1 ML+0.45%) due 01/15/2047(4)	180,424	181,530
Series 4654, Class FK 1.73% (1 ML+0.50%) due 02/15/2047(4)	144,165	145,512

Series 4566, Class FA 1.74% (1 ML+0.50%) due 04/15/2046(4)	148,544	149,829
Series 4604, Class FH 1.74% (1 ML+0.50%) due 08/15/2046(4)	22,243	22,447
Series 4614, Class FG 1.74% (1 ML+0.50%) due 09/15/2046(4)	155,692	157,043
Series 4621, Class FK 1.74% (1 ML+0.50%) due 10/15/2046(4)	96,664	97,514
Series 4623, Class MF 1.74% (1 ML+0.50%) due 10/15/2046(4)	58,565	59,072
Series 4648, Class FA 1.74% (1 ML+0.50%) due 01/15/2047(4)	182,913	184,467
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2016-HQA3, Class M1 2.04% (1 ML+0.80%) due 03/25/2029(4)	171,637	171,952
Series 2016-DNA3, Class M2 3.24% (1 ML+2.00%) due 12/25/2028(4)	250,000	255,167

		4,108,809

Federal National Mtg. Assoc. — 5.7%
1.00% due 08/28/2019	1,000,000	988,849
1.25% due 08/17/2021	870,000	849,061
1.50% due 02/28/2020	790,000	786,232
2.50% due 10/01/2031	22,495	22,612
2.50% due 11/01/2031	1,638,133	1,646,579
2.50% due 02/01/2032	850,592	854,978
2.50% due 05/01/2032	4,335,785	4,362,442
2.50% due 05/01/2043	177,362	172,065
2.50% due 10/01/2046	417,630	403,444
3.00% due 01/01/2031	22,280	22,842
3.00% due 11/01/2036	437,288	444,646
3.00% due 12/01/2036	114,314	116,203
3.00% due 05/01/2043	26,648	26,808
3.00% due 08/01/2043	31,629	31,813
3.00% due 01/01/2044	874,261	879,506
3.00% due 09/01/2045	350,355	351,084
3.00% due 10/01/2046	2,392,956	2,400,024
3.00% due 11/01/2046	4,185,563	4,199,134
3.00% due 12/01/2046	1,236,402	1,240,856
3.00% due 01/01/2047	300,528	301,651
3.00% due 02/01/2047	2,865,272	2,868,512
3.50% due 11/01/2031	2,922,615	3,037,335
3.50% due 10/01/2041	41,427	42,779
3.50% due 07/01/2042	122,421	126,359
3.50% due 07/01/2043	25,619	26,516
3.50% due 01/01/2044	750,973	775,707
3.50% due 07/01/2044	520,407	536,058
3.50% due 04/01/2045	570,479	586,928
3.50% due 05/01/2045	216,755	223,815
3.50% due 06/01/2045	270,788	279,612
3.50% due 07/01/2045	1,179,005	1,216,278
3.50% due 11/01/2045	762,358	784,879
3.50% due 12/01/2045	345,241	356,619
3.50% due 01/01/2046	736,860	760,178
3.50% due 03/01/2046	3,421,022	3,519,215
3.50% due 04/01/2046	2,321,813	2,388,455
3.50% due 05/01/2046	83,758	86,415
3.50% due 06/01/2046	1,420,941	1,468,463
3.50% due 08/01/2046	603,151	622,298
3.50% due 09/01/2046	1,340,460	1,378,935
3.50% due 04/01/2047	4,465,918	4,594,103
4.00% due 12/01/2040	21,003	22,141
4.00% due 02/01/2041	897,596	946,468
4.00% due 07/01/2044	1,337,346	1,405,153
4.00% due 07/01/2045	1,009,127	1,059,692
4.00% due 09/01/2045	42,936	45,079
4.00% due 10/01/2045	421,969	443,047
4.00% due 11/01/2045	33,081	34,730
4.00% due 12/01/2045	52,766	55,399
4.00% due 03/01/2046	234,644	246,399
4.00% due 09/01/2046	35,381	37,143
4.00% due 02/01/2047	264,205	277,353
4.00% due 03/01/2047	2,028,675	2,131,048
4.00% due 04/01/2047	2,854,348	2,998,777
4.00% due 05/01/2047	989,032	1,038,852
4.00% due 08/01/2047	1,347,117	1,416,372
4.50% due 01/01/2044	243,310	260,446
4.50% due 03/01/2046	1,755,224	1,876,880
5.00% due 10/01/2033	22,592	24,770
5.00% due 07/01/2035	1,680,820	1,842,927
5.00% due 05/01/2040	121,944	132,665
5.50% due 10/01/2035	22,662	25,320
5.50% due 05/01/2036	74,552	83,140
6.00% due 09/01/2037	109,021	123,826
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2016-C04, Class 1M1 2.69% (1 ML+1.45%) due 01/25/2029(4)	69,609	70,346
Series 2016-C03, Class 1M1 3.24% (1 ML+2.00%) due 10/25/2028(4)	34,835	35,431
Federal National Mtg. Assoc. REMIC FRS Series 2016-70, Class F 1.69% (1 ML+0.45%) due 10/25/2046(4)	117,225	118,055
Series 2016-79, Class NF 1.69% (1 ML+0.45%) due 11/25/2046(4)	241,527	243,353
Series 2016-63, Class AF 1.74% (1 ML+0.50%) due 09/25/2046(4)	563,685	569,886

Series 2016-64, Class FA 1.74% (1 ML+0.50%) due 09/25/2046(4)	258,018	260,441
Series 2016-84, Class FT 1.74% (1 ML+0.50%) due 11/25/2046(4)	136,452	137,818
Series 2016-103, Class LF 1.74% (1 ML+0.50%) due 01/25/2047(4)	106,002	107,010

		63,850,255

Government National Mtg. Assoc. — 1.8%
3.00% due 03/20/2045	1,303,145	1,319,784
3.00% due 11/20/2046	579,727	587,121
3.00% due November 30 TBA	880,000	890,416
3.50% due 07/20/2032	306,055	318,889
3.50% due 08/20/2032	107,556	112,061
3.50% due 11/20/2032	33,347	34,775
3.50% due 05/20/2043	21,395	22,315
3.50% due 10/20/2044	17,153	17,884
3.50% due 05/20/2045	19,604	20,432
3.50% due 02/20/2046	110,070	114,691
3.50% due 05/20/2046	1,454,292	1,510,451
3.50% due 10/20/2046	1,233,791	1,281,349
4.00% due 05/20/2046	152,035	160,269
4.00% due 06/20/2047	2,380,498	2,506,580
4.00% due 08/20/2047	3,159,883	3,332,357
4.50% due 04/20/2041	21,084	22,666
4.50% due 09/15/2045	108,464	116,094
4.50% due 01/20/2046	151,281	160,535
4.50% due 08/20/2047	1,881,012	1,998,651
4.50% due 09/20/2047	1,391,000	1,478,855
4.50% due 10/20/2047	141,142	150,060
4.50% due November 30 TBA	1,295,000	1,372,700
5.00% due 08/20/2042	110,314	120,065
5.00% due 07/20/2047	1,168,720	1,255,451
5.00% due 08/20/2047	183,067	197,091
5.00% due 09/20/2047	596,956	642,814
5.00% due 10/20/2047	55,031	59,258

		19,803,614

Total U.S. Government Agencies (cost $89,417,298)		89,216,817

U.S. GOVERNMENT TREASURIES — 8.2%
United States Treasury Bonds — 2.9%
0.63% due 02/15/2043 TIPS(6)	11,747	10,989
0.75% due 02/15/2042 TIPS(6)	53,236	51,512
0.75% due 02/15/2045 TIPS(6)	18,765	17,940
0.88% due 02/15/2047 TIPS(6)	44,341	43,769
1.00% due 02/15/2046 TIPS(6)	27,353	27,807
1.38% due 02/15/2044 TIPS(6)	95,118	105,090
1.75% due 01/15/2028 TIPS(6)	69,959	78,194
2.13% due 02/15/2040 TIPS(6)	35,210	44,328
2.13% due 02/15/2041 TIPS(6)	48,204	61,026
2.25% due 08/15/2027	6,400,000	6,329,500
2.25% due 08/15/2046	1,945,000	1,705,294
2.50% due 01/15/2029 TIPS(6)	46,652	56,195
2.50% due 02/15/2045	115,000	106,977
2.50% due 02/15/2046	1,545,000	1,432,686
2.50% due 05/15/2046	840,000	778,148
2.75% due 11/15/2042	170,000	167,370
2.75% due 08/15/2047	2,575,000	2,510,424
2.88% due 11/15/2046	1,875,000	1,875,000
3.00% due 11/15/2045	100,000	102,570
3.00% due 02/15/2047	675,000	691,901
3.00% due 05/15/2047	2,535,000	2,598,672
3.13% due 11/15/2041(5)	2,185,000	2,305,346
3.13% due 02/15/2043	320,000	336,662
3.38% due 04/15/2032 TIPS(6)	16,597	22,806
3.88% due 04/15/2029 TIPS(6)	35,989	48,804
3.50% due 02/15/2039(5)	3,145,000	3,541,196
4.50% due 02/15/2036	2,000,000	2,560,547
4.50% due 05/15/2038	3,000,000	3,861,914
4.75% due 02/15/2037	50,000	66,121
5.38% due 02/15/2031	860,000	1,146,420

		32,685,208

United States Treasury Notes — 5.3%
0.13% due 04/15/2019 TIPS(6)	353,805	354,716
0.13% due 04/15/2020 TIPS(6)	445,222	446,784
0.13% due 04/15/2021 TIPS(6)	595,382	596,417
0.13% due 01/15/2022 TIPS(6)	215,847	216,150
0.13% due 04/15/2022 TIPS(6)	282,649	282,207
0.13% due 07/15/2022 TIPS(6)	261,547	262,414
0.13% due 01/15/2023 TIPS(6)	149,963	149,327
0.13% due 07/15/2024 TIPS(6)	218,050	215,481
0.13% due 07/15/2026 TIPS(6)	128,943	125,300
0.25% due 01/15/2025 TIPS(6)	62,085	61,394
0.38% due 07/15/2023 TIPS(6)	90,721	91,713
0.38% due 07/15/2025 TIPS(6)	139,755	139,601
0.38% due 01/15/2027 TIPS(6)	120,024	118,404
0.38% due 07/15/2027 TIPS(6)	35,126	34,723
0.63% due 07/15/2021 TIPS(6)	234,184	240,185
0.63% due 01/15/2024 TIPS(6)	82,067	83,613
0.63% due 01/15/2026 TIPS(6)	162,209	164,194
1.13% due 01/15/2021 TIPS(6)	291,673	302,611
1.13% due 06/30/2021	3,770,000	3,673,836
1.13% due 07/31/2021(5)	3,520,000	3,426,775
1.13% due 08/31/2021	890,000	865,386
1.25% due 07/15/2020 TIPS(6)	293,015	304,727
1.38% due 04/30/2020	905,000	898,248
1.38% due 10/31/2020	750,000	741,943
1.38% due 04/30/2021	2,310,000	2,275,079
1.38% due 05/31/2021	755,000	742,938
1.38% due 06/30/2023	4,770,000	4,584,231
1.50% due 05/31/2019	9,160,000	9,152,844
1.50% due 05/31/2020	780,000	776,252
1.63% due 08/31/2022	4,385,000	4,308,605
1.63% due 11/15/2022	435,000	426,827
1.75% due 09/30/2019	3,140,000	3,149,077
1.75% due 12/31/2020(5)	2,820,000	2,817,687
1.75% due 11/30/2021(5)	3,850,000	3,826,088
1.75% due 05/31/2022	7,045,000	6,975,100
1.88% due 03/31/2022	5,975,000	5,953,060
1.88% due 07/15/2019 TIPS(6)	144,870	150,638
2.00% due 02/15/2022	385,000	386,173
2.13% due 01/15/2019 TIPS(6)	128,408	132,042
2.13% due 08/15/2021	180,000	181,716

		59,634,506

Total U.S. Government Treasuries (cost $93,083,001)		92,319,714

MUNICIPAL BONDS & NOTES — 0.5%
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	427,065

Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	664,000
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	363,617
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,122
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	482,003
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	800,000	993,968
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	203,500
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	407,472
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	135,433
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	438,840
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	953,709
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	877,888

Total Municipal Bonds & Notes (cost $5,815,561)		5,997,617

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	549,011
Province of Alberta, Canada Notes 2.20% due 07/26/2022	850,000	844,248
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	154,069
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,004,403
Province of Ontario, Canada Senior Notes 1.20% due 02/14/2018	175,000	174,823
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	25,506
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,144,036

		3,896,096

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	652,872
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	215,010
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	112,556
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	208,400

		1,188,838

Total Foreign Government Obligations (cost $5,073,257)		5,084,934

OPTIONS - PURCHASED — 0.1%
Put Options Purchased(7) (cost $4,199,592)	1,864	1,090,440

REGISTERED INVESTMENT COMPANIES — 3.1%
Altaba, Inc.	7,985	559,908
T. Rowe Price Institutional High Yield Fund	3,676,254	33,306,859

Total Registered Investment Companies (cost $32,400,597)		33,866,767

Total Long-Term Investment Securities (cost $889,623,560)		986,017,574

SHORT-TERM INVESTMENT SECURITIES — 12.8%
Registered Investment Companies — 12.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(8) (cost $143,875,065)	143,875,065	143,875,065

TOTAL INVESTMENTS (cost $1,033,498,625)	100.9%	1,129,892,639
Liabilities in excess of other assets	(0.9)	(10,377,048)

NET ASSETS	100.0%	$1,119,515,591

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2017, the aggregate value of these securities was $32,196,823 representing 2.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(6)	Principal amount of security is adjusted for inflation.
(7)	Purchased Options:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2018	$2,025	1,864	$479,644,480	$4,199,592	$1,090,440	$(3,109,152)

*	Notional Amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(8)	The rate shown is the 7-day yield as of October 31, 2017.

(9) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Venture Global LNG, Inc.	10/16/2017	3	$11,313	$11,313	$3,771.00	0.00%

(10)	Illiquid security. At October 31, 2017, the aggregate value of these securities was $11,313 representing 0.0% of net assets
(11)	Security classified as Level 3. (see Note 1).

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1554	Long	S&P 500 E-Mini Index	December 2017	$191,213,190	$199,898,790	$8,685,600
719	Long	MSCI EAFE Index	December 2017	70,391,993	72,166,030	1,774,037
165	Short	U.S. Treasury 10 Year Notes	December 2017	20,906,901	20,614,687	292,214
50	Short	U.S. Treasury Long Bonds	December 2017	7,766,474	7,623,438	143,036
54	Short	U.S. Treasury Ultra Long Bonds	December 2017	9,034,617	8,898,187	136,430
86	Short	U.S. Treasury 2 Year Notes	December 2017	18,589,771	18,520,906	68,865
375	Short	U.S. Treasury 5 Year Notes	December 2017	44,426,671	43,945,313	481,358

						$11,581,540

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$7,205,036	$—	$11,313	$7,216,349
Other Industries	623,898,928	—	—	623,898,928
Convertible Preferred Securities	771,003	—	—	771,003
Preferred Securities/Capital Securities	—	171,222	—	171,222
Asset Backed Securities:
Diversified Financial Services	—	20,277,530	659,195	20,936,725
U.S. Corporate Bonds & Notes	—	78,083,672	—	78,083,672
Foreign Corporate Bonds & Notes	—	27,363,386	—	27,363,386
U.S. Government Agencies	—	89,216,817	—	89,216,817
U.S. Government Treasuries	—	92,319,714	—	92,319,714
Municipal Bonds & Notes	—	5,997,617	—	5,997,617
Foreign Government Obligations	—	5,084,934	—	5,084,934
Options - Purchased	1,090,440	—	—	1,090,440
Registered Investment Companies	33,866,767	—	—	33,866,767
Short-Term Investment Securities	143,875,065	—	—	143,875,065

Total Investments at Value	$810,707,239	$318,514,892	$670,508	$1,129,892,639

Other Financial Instruments:†
Futures Contracts	$11,581,540	$—	$—	$11,581,540

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,773,484 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio@*

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 79.6%
Domestic Equity Investment Companies — 44.5%
Anchor Series Trust SA Wellington Growth Portfolio, Class 1	3,965,755	$118,718,290
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,945,727	181,906,342
Anchor Series Trust SA Wellington Growth and Income Portfolio, Class 1	12,982,261	187,061,523
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	7,713,234	76,550,524
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,844,263	182,082,967
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,717,923	181,140,583
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	21,409,221	389,848,915
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,241,524	101,814,582
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	7,708,400	145,458,962
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,891,917	105,332,681
Seasons Series Trust SA T. Rowe Growth Stock Portfolio, Class 1	11,986,628	351,095,082
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	12,168,741	198,132,544
SunAmerica Series Trust SA Frankin Small Company Value Portfolio, Class 1	4,332,892	99,974,250
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,025,340	98,009,011
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	3,982,504	53,073,148
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	13,007,088	445,060,419
SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio, Class 1	5,037,288	89,764,121
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	57,598,842	1,235,383,413
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	9,128,376	196,740,781
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	33,751,665	425,385,764
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,472,400	360,608,209
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	7,686,925	84,138,700
SunAmerica Series Trust SA Pyramis Real Estate Portfolio, Class 1	2,281,688	29,662,808
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	6,102,913	68,504,287
SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio, Class 1	1,184,364	30,086,017
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1†	1,355,143	29,130,746

Total Domestic Equity Investment Companies (cost $4,698,356,798)		5,464,664,669

Domestic Fixed Income Investment Companies — 23.0%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	33,539,607	502,788,925
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	55,856,776	668,570,475
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1†	21,457,304	211,511,576
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	28,526,930	383,147,763
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	16,723,957	171,223,045
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	12,937,604	129,111,858
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	63,782,281	569,120,493
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,885,662	73,941,215
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	11,081,159	117,132,491

Total Domestic Fixed Income Investment Companies (cost $2,822,622,098)		2,826,547,841

International Equity Investment Companies — 11.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	33,599,240	328,533,167
SunAmerica Series Trust SA Franklin Foreign Value Portfolio, Class 1	15,385,307	256,371,618
SunAmerica Series Trust SA International Index Portfolio, Class 1†	13,395,446	154,615,190
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	13,983,031	125,869,008
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	13,169,248	295,803,419
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	27,325,079	290,833,690

Total International Equity Investment Companies (cost $1,257,739,497)		1,452,026,092

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $41,504,355)	3,722,192	41,128,627

Total Affiliated Registered Investment Companies (cost $8,820,222,748)		9,784,367,229

U.S. GOVERNMENT TREASURIES — 13.9%
United States Treasury Bonds — 1.2%
2.25% due 08/15/2027	$118,947,500	117,637,219
6.00% due 02/15/2026	7,145,000	9,156,485
6.63% due 02/15/2027	3,790,000	5,156,769
6.75% due 08/15/2026	3,805,000	5,154,289
6.88% due 08/15/2025	4,420,000	5,886,024
7.63% due 02/15/2025	3,775,000	5,150,073

		148,140,859

United States Treasury Notes — 12.7%
1.50% due 08/15/2026(1)	148,265,600	138,385,088
1.63% due 02/15/2026(1)	152,554,000	144,562,793
1.63% due 05/15/2026	147,197,500	139,136,138
2.00% due 02/15/2025	166,061,500	163,174,884

2.00% due 08/15/2025	156,490,500	153,256,771
2.00% due 11/15/2026	182,591,700	177,327,925
2.13% due 05/15/2025	155,108,500	153,539,238
2.25% due 11/15/2024	122,856,200	122,961,780
2.25% due 11/15/2025(1)	144,170,000	143,606,836
2.25% due 02/15/2027	182,615,500	180,853,545
2.38% due 05/15/2027	42,773,000	42,793,050

		1,559,598,048

Total U.S. Government Treasuries (cost $1,736,810,289)		1,707,738,907

OPTIONS - PURCHASED - 0.3%
Put Options – Purchased(3) (cost $77,144,565)	3,680,000	37,604,654

Total Long-Term Investment Securities (cost $10,634,177,602)		11,529,710,790

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 6.5%
AllianceBernstein Government STIF Portfolio 0.85%(2) (cost $793,235,052)	793,235,052	793,235,052

TOTAL INVESTMENTS (cost $11,427,412,654)	100.3%	12,322,945,842
Liabilities in excess of other assets	(0.3)	(31,504,966)

NET ASSETS	100.0%	$12,291,440,876

*	Effective October 9, 2017, the Portfolio’s name changed to SA VCP Dynamic Allocation Portfolio.
†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2017.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Citibank N.A.	January 2018	$2,325.00	1,020,000	$2,626,765,200	$23,562,000	$8,622,184	$(14,939,816)
S&P 500 Index	USB AG	January 2018	2,325.00	1,370,000	1,455,021,900	29,900,250	11,580,777	(18,319,473)
S&P 500 Index	Goldman Sachs International	January 2018	2,325.00	565,000	3,528,106,200	9,096,500	4,776,014	(4,320,486)
S&P 500 Index	Morgan Stanley and Co. International	January 2018	2,325.00	160,000	412,041,600	2,240,000	1,352,500	(887,500)
S&P 500 Index	Goldman Sachs International	February 2018	2,400.00	565,000	1,455,021,900	12,345,815	11,273,179	(1,072,636)

						$77,144,565	$37,604,654	$(39,539,911)

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at October 31, 2017	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Citibank N.A.	January 2018	$2,625.00	1,020,000	$2,626,765,200	$7,216,194	$16,424,177	$(9,207,983)
S&P 500 Index	UBS AG	January 2018	2,625.00	1,370,000	1,455,021,900	9,692,750	22,059,924	(12,367,174)
S&P 500 Index	Goldman Sachs International	January 2018	2,625.00	565,000	3,528,106,200	6,257,940	9,097,706	(2,839,766)
S&P 500 Index	Morgan Stanley and Co. International	January 2018	2,625.00	160,000	412,041,600	2,422,400	2,576,341	(153,941)
S&P 500 Index	Goldman Sachs International	February 2018	2,700.00	565,000	1,455,021,900	3,164,000	3,511,282	(347,282)

						$28,753,284	$53,669,430	$(24,916,146)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
69,200	Long	S&P 500 E-Mini Index	December 2017	$8,617,747,724	$8,901,542,000	$283,794,276

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,784,367,229	$—	$—	$9,784,367,229
U.S. Government Treasuries	—	1,707,738,907	—	1,707,738,907
Options-Purchased	—	37,604,654	—	37,604,654
Short-Term Investment securities	793,235,052	—	—	793,235,052

Total Investments at Value	$10,577,602,281	$1,745,343,561	$—	$12,322,945,842

Other Financial Instruments:†
Futures Contracts	$283,794,276	$—	$—	$283,794,276

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$24,916,146	$—	$24,916,146

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio@*

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.6%
Domestic Equity Investment Companies — 52.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,293,740	$108,985,901
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,874,362	183,558,881
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	19,047,174	346,837,474
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,513,935	68,256,829
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,522,942	47,608,399
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,795,625	134,428,021
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,519,378	194,367,808
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,713,418	87,446,642
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	6,584,179	107,204,188
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	11,647,040	156,691,049
SunAmerica Series Trust SA Frankin Small Company Value Portfolio, Class 1	1,650,576	38,084,290
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,677,736	115,644,503
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,119,498	243,606,138
SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio, Class 1	3,139,139	55,939,247
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	26,213,376	562,226,064
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,686,427	230,320,934
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,900,633	323,975,748
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	4,729,753	51,770,410
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	12,419,356	273,560,942
SunAmerica Series Trust SA Pyramis Real Estate Portfolio, Class 1	3,843,547	49,967,571
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	4,576,600	51,371,647

Total Domestic Equity Investment Companies (cost $3,085,791,662)		3,431,852,686

Domestic Fixed Income Investment Companies — 14.9%
Anchor Series Trust SA Wellington Government and Quality Bond Portfolio, Class 1	10,509,220	157,542,682
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	10,571,725	126,536,902
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1†	6,960,473	68,611,634
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	11,688,330	156,987,008
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	7,801,883	79,877,165
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	6,269,330	62,565,281
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,891,520	248,872,187
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	6,479,189	37,179,238
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,980,700	42,077,663

Total Domestic Fixed Income Investment Companies (cost $979,845,963)		980,249,760

International Equity Investment Companies — 12.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	20,570,589	201,139,100
SunAmerica Series Trust SA Franklin Foreign Value Portfolio, Class 1	14,169,560	236,113,124
SunAmerica Series Trust SA International Index Portfolio, Class 1†	8,761,049	101,123,265
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,416,378	166,584,293
SunAmerica Series Trust SA Putnum International Growth and Income Portfolio, Class 1	12,571,990	137,282,226

Total International Equity Investment Companies (cost $747,294,762)		842,242,008

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $47,785,615)	4,169,904	46,075,649

Total Affiliated Registered Investment Companies (cost $4,860,718,002)		5,300,420,103

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 1.3%
2.25% due 08/15/2027	$57,018,500	56,390,406
6.00% due 02/15/2026	7,232,000	9,267,978
6.63% due 02/15/2027	3,420,000	4,653,337
6.75% due 08/15/2026	4,375,000	5,926,416
6.88% due 08/15/2025	2,456,100	3,270,738
7.63% due 02/15/2025	2,636,100	3,596,320

		83,105,195

United States Treasury Notes — 12.8%
1.50% due 08/15/2026(1)	101,483,400	94,720,483
1.63% due 02/15/2026(1)	75,747,000	71,779,159
1.63% due 05/15/2026	78,029,000	73,755,694
2.00% due 02/15/2025	79,220,000	77,842,934
2.00% due 08/15/2025	78,110,000	76,495,930
2.00% due 11/15/2026	96,684,800	93,897,559
2.13% due 05/15/2025(1)	94,529,000	93,572,632
2.25% due 11/15/2024(1)	64,844,500	64,900,226
2.25% due 11/15/2025	79,405,000	79,094,824
2.25% due 02/15/2027	101,353,000	100,375,102
2.38% due 05/15/2027	15,364,000	15,371,202

		841,805,745

Total U.S. Government Treasuries (cost $940,131,475)		924,910,940

OPTIONS - PURCHASED — 0.3%
Put Options – Purchased(3) (cost $41,795,060)	1,980,000	20,301,998

Total Long-Term Investment Securities (cost $5,842,644,537)		6,245,633,041

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Registered Investment Companies — 5.3%
AllianceBernstein Government STIF Portfolio 0.85%(2) (cost $350,872,743)	350,872,743	350,872,743

TOTAL INVESTMENTS (cost $6,193,517,280)	100.3%	6,596,505,784
Liabilities in excess of other assets	(0.3)	(18,761,852)

NET ASSETS	100.0%	$6,577,743,932

*	Effective October 9, 2017, the Portfolio’s name changed to SA VCP Dynamic Strategy Portfolio.
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 2
†	Non-income producing security

STIF	Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2017.
(3)	Options—Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank N.A.	January 2018	$2,325.00	580,000	$1,493,650,800	$13,398,000	$4,902,811	$(8,495,189)
S&P 500 Index	UBS AG	January 2018	2,325.00	730,000	1,879,939,800	15,932,250	6,170,779	(9,761,471)
S&P 500 Index	Goldman Sachs International	January 2018	2,325.00	310,000	798,330,600	4,991,000	2,620,468	(2,370,532)
S&P 500 Index	Morgan Stanley and Co. International	January 2018	2,325.00	50,000	128,763,000	700,000	422,656	(277,344)
S&P 500 Index	Goldman Sachs International	February 2018	2,400.00	310,000	798,330,600	6,773,810	6,185,284	(588,526)

						$41,795,060	$20,301,998	$(21,493,062)

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank N.A.	January 2018	$2,625.00	580,000	$1,493,650,800	$4,103,326	$9,339,238	$(5,235,912)
S&P 500 Index	UBS AG	January 2018	2,625.00	730,000	1,879,939,800	5,164,750	11,754,558	(6,589,808)
S&P 500 Index	Goldman Sachs International	January 2018	2,625.00	310,000	798,330,600	3,433,560	4,991,662	(1,558,102)
S&P 500 Index	Morgan Stanley and Co. International	January 2018	2,625.00	50,000	128,763,000	757,000	805,107	(48,107)
S&P 500 Index	Goldman Sachs International	February 2018	2,700.00	310,000	798,330,600	1,736,000	1,926,544	(190,544)

						$15,194,636	$28,817,109	$(13,622,473)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security of index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional basis*	Notional Value*	Unrealized Appreciation (Depreciation)
32,600	Long	S&P 500 E-Mini Index	December 2017	$4,063,468,028	$4,193,501,000	$130,032,972

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,300,420,103	$—	$—	$5,300,420,103
U.S. Government Treasuries	—	924,910,940	—	924,910,940
Options - Purchased	—	20,301,998	—	20,301,998
Short-Term Investment Securities	350,872,743	—	—	350,872,743

Total Investments at Value	$5,651,292,846	$945,212,938	$—	$6,596,505,784

Other Financial Instruments:†
Futures Contracts	$130,032,972	$—	$—	$130,032,972

LIABILITIES
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$13,622,473	$—	$13,622,473

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 79.8%
Domestic Equity Investment Companies — 46.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	128,070	$2,746,854
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1†	28,445	311,349
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	18,688	209,773

		3,267,976

Domestic Fixed Income Investment Companies — 21.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	74,124	758,894
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	75,818	756,630

		1,515,524

International Equity Investment Companies — 12.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1†	74,992	865,585

Total Affiliated Registered Investment Companies (cost $5,613,370)		5,649,085

OPTIONS—PURCHASED — 0.2%
Put Options—Purchased(1) (cost $17,916)	12	12,780

Total Long-Term Investment Securities (cost $5,631,286)		5,661,865

SHORT-TERM INVESTMENT SECURITIES — 19.7%
Registered Investment Companies — 18.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(2)	1,276,689	1,276,689
T. Rowe Price Government Reserve Fund 1.07%(2)	1,000	1,000

		1,277,689

U.S. Government Treasuries — 1.7%
United States Treasury Bills 1.15% due 03/08/2018(3)	$115,000	114,521
1.17% due 03/08/2018(3)	5,000	4,979

		119,500

Total Short-Term Investment Securities (cost $1,397,202)		1,397,189

TOTAL INVESTMENTS (cost $7,028,488)	99.7%	7,059,054
Other assets less liabilities	0.3	23,452

NET ASSETS	100.0%	$7,082,506

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
#	See Note 2
†	Non-income producing security
(1)	Options — Purchased

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2018	$2,175	12	$3,090,312	$17,916	$12,780	$(5,136)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(2)	The rate shown is the 7-day yield as of October 31, 2017.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Long	MSCI EAFE Index	December 2017	$594,747	$602,220	$7,473
2	Long	Russell 2000 Mini Index	December 2017	151,184	150,280	(904)
1	Long	S&P 400 E-mini Index	December 2017	181,882	183,390	1,508
15	Long	S&P 500 E-mini Index	December 2017	1,913,105	1,929,525	16,420
5	Short	U.S. Treasury 5 Year Notes	December 2017	586,437	585,937	500
5	Short	U.S. Treasury 10 Year Notes	December 2017	625,070	624,688	382

						$25,379

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract;. notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,649,085	$—	$—	$5,649,085
Options-Purchased	12,780	—	—	12,780
Short-Term Investment Securities:
Registered Investment Companies	1,277,689	—	—	1,277,689
U.S. Government Treasuries	—	119,500	—	119,500

Total Investments at Value	$6,939,554	$119,500	$—	$7,059,054

Other Financial Instruments:†
Futures Contracts	$26,283	$—	$—	$26,283

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$904	$—	$—	$904

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Aerospace/Defense-Equipment — 0.9%
Aerojet Rocketdyne Holdings, Inc.†	30,710	$969,822

Airlines — 1.0%
Spirit Airlines, Inc.†	26,226	972,722

Beverages-Non-alcoholic — 1.0%
National Beverage Corp.	10,760	1,053,404

Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A	5,086	1,114,292

Building Products-Cement — 1.2%
Vulcan Materials Co.	10,240	1,246,720

Building Products-Doors & Windows — 1.3%
Masonite International Corp.†	19,602	1,315,294

Chemicals-Specialty — 2.5%
Albemarle Corp.	7,110	1,001,728
Univar, Inc.†	53,640	1,595,790

		2,597,518

Commercial Services-Finance — 7.1%
Euronet Worldwide, Inc.†	15,870	1,533,677
Total System Services, Inc.	26,190	1,886,989
TransUnion†	30,926	1,623,306
WEX, Inc.†	18,197	2,248,967

		7,292,939

Computer Services — 1.5%
EPAM Systems, Inc.†	16,968	1,546,633

Computer Software — 2.7%
Box, Inc., Class A†	83,470	1,832,166
Envestnet, Inc.†	17,410	929,694

		2,761,860

Computers-Integrated Systems — 2.4%
Mercury Systems, Inc.†	25,670	1,295,565
NCR Corp.†	37,360	1,198,882

		2,494,447

Consulting Services — 1.7%
Gartner, Inc.†	14,180	1,776,896

Containers-Paper/Plastic — 1.8%
Berry Global Group, Inc.†	31,860	1,894,077

Data Processing/Management — 1.1%
Acxiom Corp.†	45,367	1,141,434

Disposable Medical Products — 1.5%
ICU Medical, Inc.†	7,870	1,503,957

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†	24,626	1,563,997

Diversified Manufacturing Operations — 2.6%
A.O. Smith Corp.	24,026	1,422,339
Colfax Corp.†	29,200	1,217,932

		2,640,271

E-Commerce/Services — 1.5%
Match Group, Inc.†	3,930	105,088
MercadoLibre, Inc.	6,140	1,475,504

		1,580,592

Educational Software — 0.7%
2U, Inc.†	11,104	706,548

Electric Products-Misc. — 1.7%
Littelfuse, Inc.	7,105	1,484,945
Novanta, Inc.†	4,810	227,513

		1,712,458

Electronic Measurement Instruments — 1.0%
National Instruments Corp.	22,010	990,450

Electronic Security Devices — 1.5%
Allegion PLC	18,822	1,569,567

Enterprise Software/Service — 3.8%
Black Knight, Inc.†	31,270	1,418,095
Guidewire Software, Inc.†	10,544	843,309
Ultimate Software Group, Inc.†	8,150	1,651,108

		3,912,512

Entertainment Software — 3.0%
Take-Two Interactive Software, Inc.†	27,759	3,071,533

Finance-Consumer Loans — 1.2%
SLM Corp.†	116,110	1,229,605

Finance-Investment Banker/Broker — 1.3%
Raymond James Financial, Inc.	15,545	1,317,905

Finance-Mortgage Loan/Banker — 1.5%
Ellie Mae, Inc.†	17,170	1,544,442

Financial Guarantee Insurance — 1.0%
Radian Group, Inc.	47,280	990,989

Hotels/Motels — 1.5%
Hilton Grand Vacations, Inc.†	37,000	1,515,520

Industrial Automated/Robotic — 1.1%
Nordson Corp.	8,960	1,135,142

Internet Security — 1.2%
Proofpoint, Inc.†	13,671	1,263,337

Lighting Products & Systems — 1.9%
Universal Display Corp.	13,210	1,935,265

Machinery-Electrical — 2.1%
BWX Technologies, Inc.	36,030	2,158,918

Machinery-General Industrial — 1.1%
Zebra Technologies Corp., Class A†	9,480	1,099,585

Medical Products — 3.9%
ABIOMED, Inc.†	4,540	875,857
Cantel Medical Corp.	12,454	1,221,488
Glaukos Corp.†	16,770	592,149
Hill-Rom Holdings, Inc.	16,340	1,318,801

		4,008,295

Medical-Biomedical/Gene — 3.7%
Bio-Rad Laboratories, Inc., Class A†	2,200	483,538
Bioverativ, Inc.†	24,660	1,393,290
Bluebird Bio, Inc.†	3,751	521,764
Exelixis, Inc.†	34,527	855,924
Puma Biotechnology, Inc.†	4,250	541,025

		3,795,541

Medical-Drugs — 1.8%
Array BioPharma, Inc.†	51,646	539,701
Ignyta, Inc.†	22,700	349,580
MyoKardia, Inc.†	8,513	327,325
TESARO, Inc.†	5,860	678,412

		1,895,018

Medical-HMO — 1.6%
Tivity Health, Inc.†	34,548	1,597,845

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	28,041	1,349,053

Miscellaneous Manufacturing — 1.4%
John Bean Technologies Corp.	13,530	1,446,357

Non-Hazardous Waste Disposal — 3.0%
Waste Connections, Inc.	44,231	3,125,805

Oil Companies-Exploration & Production — 1.0%
Diamondback Energy, Inc.†	9,522	1,020,378

Patient Monitoring Equipment — 1.1%
Insulet Corp.†	19,040	1,119,742

Resorts/Theme Parks — 3.4%
Six Flags Entertainment Corp.	24,590	1,544,006
Vail Resorts, Inc.	8,712	1,995,222

		3,539,228

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	14,635	1,374,080

Retail-Restaurants — 1.8%
Dave & Buster’s Entertainment, Inc.†	18,545	893,869
Wingstop, Inc.	29,509	999,470

		1,893,339

Schools — 3.1%
Adtalem Global Education, Inc.	36,080	1,333,156
Bright Horizons Family Solutions, Inc.†	21,691	1,871,933

		3,205,089

Security Services — 2.0%
Brink’s Co.	26,830	2,041,763

Semiconductor Equipment — 2.2%
MKS Instruments, Inc.	2,590	281,403
Teradyne, Inc.	45,430	1,948,493

		2,229,896

Telecom Services — 0.9%
Switch, Inc., Class A†	50,401	964,171

Theaters — 1.2%
Cinemark Holdings, Inc.	34,664	1,259,690

Therapeutics — 0.8%
Flexion Therapeutics, Inc.†	36,660	806,887

Web Portals/ISP — 1.4%
Yandex NV, Class A	41,969	1,419,811

X-Ray Equipment — 1.2%
Hologic, Inc.†	31,740	1,201,359

Total Long-Term Investment Securities (cost $77,189,081)		100,913,998

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $1,506,005 and collateralized by $1,540,000 of United States Treasury Bonds, bearing interest at 1.75% due 05/31/2022 and having an approximate value of $1,536,985 (cost $1,506,000)	$1,506,000	1,506,000

TOTAL INVESTMENTS (cost $78,695,081)	99.6%	102,419,998
Other assets less liabilities	0.4	432,500

NET ASSETS	100.0%	$102,852,498

#	Effective October 9, 2017, the Portfolio’s name changed to SA WellsCap Aggressive Growth Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$100,913,998	$—	$—	100,913,998
Repurchase Agreements	—	1,506,000	—	1,506,000

Total Investments at Value	$100,913,998	$1,506,000	$—	$102,419,998

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Fundamental Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2017 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.8%
Aerospace/Defense — 1.4%
Northrop Grumman Corp.	7,360	$2,175,101

Aerospace/Defense-Equipment — 1.1%
Harris Corp.	11,802	1,644,255

Airlines — 1.0%
Spirit Airlines, Inc.†	42,350	1,570,762

Applications Software — 8.8%
Microsoft Corp.	91,160	7,582,689
salesforce.com, Inc.†	40,689	4,164,112
ServiceNow, Inc.†	13,716	1,733,291

		13,480,092

Auto-Cars/Light Trucks — 1.2%
Ferrari NV	15,060	1,802,381

Beverages-Non-alcoholic — 1.1%
Monster Beverage Corp.†	28,367	1,643,300

Building Products-Cement — 1.9%
Vulcan Materials Co.	24,520	2,985,310

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	7,970	2,663,335

Coatings/Paint — 2.2%
Sherwin-Williams Co.	8,646	3,416,467

Commercial Services — 1.1%
Cintas Corp.	11,430	1,703,527

Commercial Services-Finance — 8.0%
FleetCor Technologies, Inc.†	20,490	3,386,382
PayPal Holdings, Inc.†	24,885	1,805,656
S&P Global, Inc.	12,811	2,004,537
Total System Services, Inc.	47,830	3,446,151
TransUnion†	30,330	1,592,022

		12,234,748

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	18,719	1,736,374

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	9,041	9,992,836

E-Commerce/Services — 1.9%
Ctrip.com International, Ltd. ADR†	29,230	1,399,825
MercadoLibre, Inc.	6,330	1,521,162

		2,920,987

Electronic Components-Semiconductors — 2.1%
Broadcom, Ltd.	12,369	3,264,303

Enterprise Software/Service — 0.9%
Ultimate Software Group, Inc.†	7,180	1,454,596

Entertainment Software — 2.6%
Activision Blizzard, Inc.	32,030	2,097,645
Electronic Arts, Inc.†	16,496	1,972,921

		4,070,566

Finance-Consumer Loans — 1.5%
SLM Corp.†	213,290	2,258,741

Finance-Credit Card — 4.7%
Visa, Inc., Class A	65,996	7,258,240

Finance-Investment Banker/Broker — 2.0%
Raymond James Financial, Inc.	36,080	3,058,862

Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	48,405	3,199,571

Industrial Automated/Robotic — 1.5%
Rockwell Automation, Inc.	11,240	2,257,217

Internet Application Software — 2.0%
Tencent Holdings, Ltd. ADR	69,798	3,144,400

Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	32,087	5,777,585
Netflix, Inc.†	12,970	2,547,697

		8,325,282

Machinery-Electrical — 1.1%
BWX Technologies, Inc.	28,970	1,735,882

Medical Instruments — 2.4%
Boston Scientific Corp.†	69,851	1,965,607
Edwards Lifesciences Corp.†	16,340	1,670,438

		3,636,045

Medical Products — 1.0%
Baxter International, Inc.	24,780	1,597,567

Medical-Biomedical/Gene — 3.4%
Celgene Corp.†	30,795	3,109,371
Incyte Corp.†	8,910	1,009,058
Regeneron Pharmaceuticals, Inc.†	2,760	1,111,231

		5,229,660

Medical-HMO — 4.7%
UnitedHealth Group, Inc.	34,030	7,153,787

Non-Hazardous Waste Disposal — 3.1%
Waste Connections, Inc.	67,885	4,797,433

Oil Companies-Exploration & Production — 0.9%
Pioneer Natural Resources Co.	9,360	1,400,911

Real Estate Investment Trusts — 1.2%
SBA Communications Corp.†	11,220	1,763,560

Retail-Building Products — 3.7%
Home Depot, Inc.	33,863	5,613,808

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	42,471	2,964,476

Toys — 1.7%
Nintendo Co., Ltd. ADR	52,170	2,538,071

Web Portals/ISP — 6.9%
Alphabet, Inc., Class A†	10,236	10,574,197

X-Ray Equipment — 1.0%
Hologic, Inc.†	41,380	1,566,233

Total Long-Term Investment Securities (cost $112,360,339)		148,832,883

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 10/31/2017, to be repurchased 11/01/2017 in the amount of $4,318,014 collateralized by $4,415,000 of United States Treasury Bonds, bearing interest at 1.75% due 05/31/2022 and having an approximate value of $4,406,355 (cost $4,318,000)	$4,318,000	4,318,000

TOTAL INVESTMENTS (cost $116,678,339)	99.6%	153,150,883
Other assets less liabilities	0.4	669,389

NET ASSETS	100.0%	$153,820,272

#	Effective October 9, 2017, the Portfolio’s name changed to SA WellsCap Fundamental Growth Portfolio.
†	Non-income producing security
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$148,832,883	$—	$—	$148,832,883
Repurchase Agreements	—	4,318,000	—	4,318,000

Total Investments at Value	$148,832,883	$4,318,000	$—	$153,150,883

*	For a detailed presentation of investments, please refer to the Portfolio of Investments

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2017—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2017, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA MFS Telecom Utility, SA Morgan Stanley International Equities, SA Putnum International Growth and Income and SA Schroders VCP Global Allocation Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. SA Goldman Sachs Multi-Asset Insights Allocation Portfolio used futures contracts to manage duration, yield curve positioning and obtain exposure to global equity in order to enhance return. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Invesco VCP Equity-Income, SA JPMorgan Emerging Markets, SA Large Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, SA Schroders VCP Global Allocation used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA JPMorgan Balanced , SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts.. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond and SA Goldman Sachs Multi-Asset Insights Allocation Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used equity swaps, a type of total return swap, to express directional exposures with certain credit or spread markets for hedging and to express active investment views. SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of October 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of October 31, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$29,039	$—	$—	$266,716	$—	$895,520	$—	$—	$—	$856,290	$2,047,565
SA Federated Corporate Bond	3,906	—	—	—	—	—	—	—	—	—	3,906
SA Goldman Sachs Global Bond	15,831	992,707	—	—	—	—	—	—	—	4,018,671	5,027,209
SA Goldman Sachs Multi-Asset Insights Allocation	750	—	—	11,315	—	—	10,953	—	—	—	23,018
SA Invesco VCP Equity-Income	—	—	—	118,140	—	2,479,020	—	—	—	896,503	3,493,663
SA JPMorgan Balanced	2,360	—	—	5,717	—	—	—	—	—	—	8,077
SA JPMorgan MFS Core Bond	42,859	—	—	—	—	—	—	—	—	—	42,859
SA Large Cap Index	—	—	—	57,860	—	—	—	—	—	—	57,860
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	115,380	115,380
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	2,214,614	1,489,638	1,354,203	7,433,872	2,540,345	12,080	—	—	146,354	15,191,206
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	1,568,357	1,568,357
SA Schroders VCP Global Allocation	577,168	—	—	657,309	—	157,350	—	—	—	688,752	2,080,579
SA T. Rowe Price VCP Balanced	45,977	—	—	611,505	—	1,090,440	—	—	—	—	1,747,922
SA VCP Dynamic Allocation	—	—	—	15,038,000	—	37,604,654	—	—	—	—	52,642,654
SA VCP Dynamic Strategy	—	—	—	7,078,463	—	20,301,998	—	—	—	—	27,380,461
SA VCP Index Allocation	742	—	—	7,450	—	12,780	—	—	—	—	20,972

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$107,359	$—	$—	$66,113	$—	$—	$—	$—	$—	$258,542	$432,014
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	21,249	965,277	—	—	—	—	780,771	—	—	4,533,543	6,300,840
SA Goldman Sachs Multi-Asset Insights Allocation	1,641	—	—	—	—	—	—	—	—	—	1,641
SA Invesco VCP Equity-Income	—	—	—	—	—	—	—	—	—	48,646	48,646
SA JPMorgan Balanced	5,023	—	—	—	—	—	—	—	—	—	5,023
SA JPMorgan MFS Core Bond	20,937	—	—	—	—	—	—	—	—	—	20,937
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	3,037	3,037
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	59,237	59,237
SA PIMCO VCP Tactical Balanced	8,844	684,153	1,684,985	406,550	—	4,500	—	—	—	598,862	3,387,894
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	1,124,422	1,124,422
SA Schroders VCP Global Allocation	9,102	—	—	257,445	—	—	—	—	—	1,554,478	1,821,025
SA T. Rowe Price VCP Balanced	18,188	—	—	—	—	—	—	—	—	—	18,188
SA VCP Dynamic Allocation	—	—	—	—	—	53,669,430	—	—	—	—	53,669,430
SA VCP Dynamic Strategy	—	—	—	—	—	28,817,109	—	—	—	—	28,817,109
SA VCP Index Allocation	—	—	—	—	—	—	—	—	—	—	—

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
SA Blackrock VCP Global Multi Asset	$3,355,383	SA MFS Telecom Utility	$—
SA Federated Corporate Bond	85,044	SA Morgan Stanley International Equities	—
SA Goldman Sachs Global Bond	(100,036)	SA PIMCO VCP Tactical Balanced	4,890,369
SA Goldman Sachs Multi-Asset Insights Allocation	34,314	SA Putnam International Growth and Income	—
SA Invesco VCP Equity-Income	2,333,293	SA Schroders VCP Global Allocation	9,046,325
SA JPMorgan Balanced	61,810	SA T. Rowe Price VCP Balanced	11,581,540
SA JPMorgan MFS Core Bond	(73,747)	SA VCP Dynamic Allocation	283,794,276
		SA VCP Dynamic Strategy	130,032,972
SA Large Cap Index	1,034,455	SA VCP Index Allocation	25,379

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2017, transactions in these securities were as follows:

SA Index Allocation 60/40 Portfolio*

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$8,376,187	$4,556,573	$63,120	$1,358	$3,884,092
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	3,569,213	—	—	(6,642)	3,562,571
SA International Index Portfolio, Class 1	—	—	—	2,553,971	220,221	26,296	153,884	2,513,930
SA Large Cap Index Portfolio, Class 1	113,745	83,520	—	9,022,772	408,238	34,364	309,845	8,958,743
SA Mid Cap Index Portfolio, Class 1	—	—	—	934,413	174,886	2,723	42,352	804,602
SA Small Cap Index Portfolio, Class 1	—	—	—	1,222,947	247,176	3,565	47,151	1,026,487

	113,745	83,520	—	25,679,503	5,607,094	130,068	547,948	20,750,425

†	Includes reinvestments of distributions paid.
*	Fund commenced on February 6, 2017

SA Index Allocation 80/20 Portfolio*

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$11,644,775	$6,484,028	$61,929	$(9,255)	$5,213,421
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	4,048,295	—	—	(7,146)	4,041,149
SA International Index Portfolio, Class 1	—	—	—	9,879,160	655,090	81,972	414,153	9,720,195
SA Large Cap Index Portfolio, Class 1	356,722	261,932	—	30,356,117	113,163	8,319	808,041	31,059,314
SA Mid Cap Index Portfolio, Class 1	—	—	—	4,711,798	562,698	6,828	194,876	4,350,804
SA Small Cap Index Portfolio, Class 1	—	—	—	2,956,357	281,349	2,882	110,777	2,788,667

	$356,722	$261,932	$—	$63,596,502	$8,096,328	$161,930	$1,511,446	$57,173,550

†	Includes reinvestments of distributions paid.
*	Fund commenced on February 6, 2017

SA Index Allocation 90/10 Portfolio*

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$16,541,999	$12,000,008	$93,905	$(9,165)	$4,626,731
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	3,613,336	—	—	(6,378)	3,606,958
SA International Index Portfolio, Class 1	—	—	—	31,829,368	2,075,014	258,491	1,441,111	31,453,956
SA Large Cap Index Portfolio, Class 1	994,956	730,570	—	82,220,548	37	1	2,384,260	84,604,772
SA Mid Cap Index Portfolio, Class 1	—	—	—	12,391,102	1,575,007	18,282	508,767	11,343,144
SA Small Cap Index Portfolio, Class 1	—	—	—	7,477,091	800,004	6,275	295,253	6,978,615

	$994,956	$730,570	$—	$154,073,444	$16,450,070	$376,954	$4,613,848	$142,614,176

†	Includes reinvestments of distributions paid.
*	Fund commenced on February 6, 2017

SA Large Cap Index Portfolio*

Security	Income	Capital Gain Distributions Received	Value at January 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2017
American International Group, Inc. - Common Stock	$72,689	$—	$5,037,406	$301,785	$468,815	$140,385	$(110,933)	$4,899,828

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA Boston Company Capital Growth Portfolio, Class 1	$583,693	$1,876,074	$118,863,740	$68,531,592	$9,920,486	$1,318,991	$19,338,707	$198,132,544
SA DFA Ultra Short Bond Portfolio, Class 1	373,116	—	172,476,550	20,444,941	76,571,696	533,306	249,390	117,132,491
SA Federated Corporate Bond Portfolio, Class 1	17,022,387	1,731,811	414,244,867	32,897,848	65,038,262	(1,045,624)	2,088,934	383,147,763
SA Fixed Income Index Portfolio, Class 1	—	—	—	180,071,827	13,038,318	205,235	3,984,301	171,223,045
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	129,999,999	627,823	(1,049)	(259,269)	129,111,858
SA Franklin Foreign Value Portfolio, Class 1	6,730,566	—	284,691,918	6,820,347	62,597,897	(9,841,227)	37,298,477	256,371,618
SA Franklin Small Company Value Portfolio, Class 1	621,550	11,913,250	158,532,107	12,573,231	64,949,913	(43,339)	(6,137,836)	99,974,250
SA Goldman Sachs Global Bond Portfolio, Class 1	1,233,215	—	56,174,177	1,251,171	17,433,616	190,680	946,215	41,128,627
SA International Index Portfolio, Class 1	—	—	—	140,053,868	6,848,496	455,916	20,953,902	154,615,190
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,199,935	95,121,146	3,235,847	11,960,243	1,298,160	10,314,101	98,009,011
SA Janus Focused Growth Portfolio, Class 1	—	3,869,763	—	53,887,718	2,261,640	160,624	1,286,446	53,073,148
SA JPMorgan Emerging Markets Portfolio, Class 1	2,263,249	—	124,475,421	2,308,139	31,900,304	3,776,668	27,209,084	125,869,008
SA JPMorgan Equity-Income Portfolio, Class 1	9,296,945	21,819,124	436,786,621	38,277,677	47,321,095	8,939,280	8,377,936	445,060,419
SA JPMorgan Global Equities Portfolio, Class 1	5,158,436	—	319,822,804	5,266,174	70,078,019	17,538,961	23,253,499	295,803,419
SA JPMorgan MFS Core Bond Portfolio, Class 1	13,516,942	—	625,097,307	13,732,418	75,156,039	(585,557)	6,032,364	569,120,493
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	4,765,409	93,038,521	4,801,323	19,960,243	4,714,779	7,169,741	89,764,121
SA Large Cap Index Portfolio, Class 1	18,543,021	13,615,666	1,157,826,120	94,605,087	143,435,661	57,481,978	68,905,889	1,235,383,413
SA Legg Mason BW Large Cap Value Portfolio, Class 1	3,445,784	6,718,046	199,425,035	10,235,656	29,117,776	(3,994,454)	20,192,320	196,740,781
SA MFS Blue Chip Growth Portfolio	2,797,199	8,553,825	380,099,563	11,501,134	20,513,653	3,852,158	50,446,562	425,385,764
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,639,494	—	320,905,808	20,785,587	18,142,883	3,319,352	33,740,345	360,608,209
SA Mid Cap Index Portfolio, Class 1	—	—	—	82,585,913	4,565,664	167,826	5,950,625	84,138,700
SA Morgan Stanley International Equities Portfolio, Class 1	3,375,437	—	267,526,674	13,478,923	33,098,699	(1,781,493)	44,708,285	290,833,690
SA PineBridge High-Yield Bond Portfolio, Class 1	6,509,636	—	105,713,141	6,536,570	37,818,826	(85,511)	(404,159)	73,941,215
SA Pyramis Real Estate Portfolio, Class 1	867,626	4,054,398	80,830,856	15,944,233	64,459,443	(780,966)	(1,871,872)	29,662,808
SA Small Cap Index Portfolio, Class 1	—	—	—	65,901,935	3,424,248	172,865	5,853,735	68,504,287
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	25,363,498	8,976	1,240,059	305,620	4,692,711	29,130,746
SA WellsCap Fundamental Growth Portfolio, Class 1	74,805	1,439,560	25,133,212	1,523,342	1,240,060	(210,124)	4,879,647	30,086,017
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	78,866,444	26,934	16,720,182	(3,439,102)	17,816,430	76,550,524
SA Columbia Focused Value Portfolio, Class 1	—	—	212,096,419	71,825	52,019,131	17,592,783	4,341,071	182,082,967
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	648,381,723	33,251,388	34,721,701	(1,787,120)	23,446,185	668,570,475
SA Multi-Managed International Equity Portfolio, Class 1	—	—	317,836,603	114,198	45,652,055	3,900,550	52,333,871	328,533,167
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	160,374,427	64,972	9,071,440	487,880	29,284,744	181,140,583
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	385,161,245	12,139,399	39,058,941	12,249,544	19,357,668	389,848,915
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	90,724,697	35,912	4,960,242	1,373,979	14,640,236	101,814,582
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	188,191,653	10,051,743	62,147,993	(6,126,442)	15,490,001	145,458,962
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	116,743,761	35,913	19,960,243	4,493,164	4,020,086	105,332,681
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	330,249,109	125,694	57,360,851	16,269,403	61,811,727	351,095,082
SA Wellington Real Return Portfolio, Class 1	—	—	119,541,407	99,571,826	10,013,497	(52,141)	2,463,981	211,511,576
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	13,619,574	181,390,817	13,684,940	41,247,806	(2,915,095)	30,993,486	181,906,342
SA Wellington Government and Quality Bond Portfolio, Class 1	10,137,309	—	541,313,597	98,343,807	139,387,516	(1,913,628)	4,432,665	502,788,925
SA Wellington Growth and Income Portfolio, Class 1	1,403,868	5,435,335	190,110,382	6,911,027	29,920,486	10,748,553	9,212,047	187,061,523
SA Wellington Growth Portfolio, Class 1	—	—	190,813,103	1,410,922	89,964,974	(10,979,742)	27,438,981	118,718,290
SA Wellington Natural Resources Portfolio, Class 1	—	—	—	—	—	—	—	—

	$107,594,278	$102,611,770	$9,213,944,473	$1,313,101,976	$1,584,928,120	$125,965,641	$716,283,259	$9,784,367,229

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$67,673	$13,004,363	152,004,701	$30,181,024	$9,420,871	$2,643,694	$18,959,260	$194,367,808
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	105,388,974	8,324,908	24,566,326	(2,973,982)	1,273,068	87,446,642
SA Boston Company Capital Growth Portfolio, Class 1	315,809	1,015,057	98,542,155	1,400,174	5,699,650	938,451	12,023,058	107,204,188
SA DFA Ultra Short Bond Portfolio	134,021	—	51,525,011	20,169,798	29,913,166	181,379	114,641	42,077,663
SA Dogs of Wall Street Portfolio, Class 1	3,663,335	12,695,161	150,841,786	16,462,457	8,549,474	1,513,004	(3,576,724)	156,691,049
SA Federated Corporate Bond Portfolio, Class 1	6,974,200	709,536	187,603,485	7,814,064	40,639,784	1,514,164	695,079	156,987,008
SA Fixed Income Index Portfolio, Class 1	—	—	—	95,066,297	17,404,727	356,887	1,858,708	79,877,165
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	63,000,000	308,564	(518)	(125,637)	62,565,281
SA Frankin Small Company Value Portfolio, Class 1	236,932	4,541,276	50,337,435	4,807,089	14,718,862	239,867	(2,581,239)	38,084,290
SA Franklin Foreign Value Portfolio, Class 1	6,199,074	—	255,972,232	6,355,768	53,115,799	(686,002)	27,586,925	236,113,124
SA Goldman Sachs Global Bond Portfolio, Class 1	1,381,961	—	87,692,680	1,418,121	43,433,003	(94,833)	492,684	46,075,649
SA International Index Portfolio, Class 1	—	—	—	91,058,010	3,966,634	312,807	13,719,082	101,123,265
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	480,762	—	498,624	14,869	2,993	—
SA Janus Focused Growth Portfolio, Class 1	—	8,431,701	100,246,054	8,501,009	5,699,649	345,065	12,252,024	115,644,503
SA JPMorgan Equity-Income Portfolio, Class 1	5,088,449	11,942,148	300,427,665	17,227,609	87,254,696	14,004,168	(798,608)	243,606,138
SA JPMorgan Global Equities Portfolio, Class 1	2,904,721	—	150,279,055	2,997,135	8,287,546	2,186,598	19,409,051	166,584,293
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,910,424	—	269,402,113	6,582,323	29,507,453	489,994	1,905,210	248,872,187
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	2,968,872	49,414,515	15,997,752	15,718,861	(2,224,677)	8,470,518	55,939,247
SA Large Cap Index Portfolio, Class 1	8,358,123	6,137,156	535,615,007	33,859,146	64,923,160	18,282,661	39,392,410	562,226,064
SA Legg Mason BW Large Cap Value Portfolio, Class 1	4,033,650	7,864,174	267,818,867	12,067,723	71,711,966	(23,896,298)	46,042,608	230,320,934
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,269,832	8,100,377	309,576,906	11,578,131	32,098,948	4,530,784	30,388,875	323,975,748
SA Mid Cap Index Portfolio, Class 1	—	—	—	50,733,148	2,266,647	27,632	3,276,277	51,770,410
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	2,804,259	6,491,481	258,518,027	9,471,522	14,684,823	4,654,904	15,601,312	273,560,942
SA PineBridge High-Yield Bond Portfolio, Class 1	3,273,482	—	36,624,289	3,299,472	2,137,368	74,941	(682,096)	37,179,238
SA Putnum International Growth and Income Portfolio, Class 1	2,020,403	—	149,480,951	2,099,503	34,949,489	(614,890)	21,266,151	137,282,226
SA Pyramis Real Estate Portfolio, Class 1	1,459,992	6,822,516	43,253,873	16,317,161	2,849,825	(70,490)	(6,683,148)	49,967,571
SA Small Cap Index Portfolio, Class 1	—	—	—	49,733,148	2,266,647	22,431	3,882,715	51,371,647
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	126,309,431	82,998	31,509,811	5,839,722	8,263,561	108,985,901
SA Multi- Managed Large Cap Value Portfolio, Class 1	—	—	402,727,492	267,175	87,055,804	12,651,998	18,246,613	346,837,474
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	97,455,184	32,085,882	6,832,974	(77,852)	3,906,662	126,536,902
SA Multi-Managed International Equity Portfolio, Class 1	—	—	202,967,865	123,164	36,445,028	(1,920,093)	36,413,192	201,139,100
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	103,708,241	75,077,436	17,030,611	638,642	21,165,173	183,558,881
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	50,239,075	15,035,777	6,428,878	892,673	8,518,182	68,256,829
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	149,297,458	87,387	25,416,151	661,519	9,797,808	134,428,021
SA Mult-Managed Mid Cap Value Portfolio, Class 1	—	—	50,305,563	34,654	5,749,825	(880,516)	3,898,523	47,608,399
SA Wellington Real Return Portfolio, Class 1	—	—	71,886,694	51,981	4,274,737	(110,698)	1,058,394	68,611,634
Anchor Series Trust
SA Wellington Government and Quality Bond Portfolio, Class 1	2,970,661	—	140,877,953	53,436,175	37,544,718	256,017	517,255	157,542,682

	$61,067,001	$90,723,818	$5,006,821,499	$762,805,121	$884,881,099	$39,724,022	$375,950,560	$5,300,420,103

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio*

Security	Income	Capital Gain Distribution Received	Value at January 31, 2017	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2017
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$—	$758,013	$209	$—	$1,090	$758,894
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	758,012	209	—	(1,173)	756,630
SA International Index Portfolio, Class 1	—	—	—	856,273	235	3	9,544	865,585
SA Large Cap Index Portfolio, Class 1	—	—	—	2,723,225	747	8	24,368	2,746,854
SA Mid Cap Index Portfolio, Class 1	—	—	—	308,819	85	1	2,614	311,349
SA Small Cap Index Portfolio, Class 1	—	—	—	210,559	58	—	(728)	209,773

	$—	$—	$—	$5,614,901	$1,543	$12	$35,715	$5,649,085

†	Includes reinvestments of distributions paid.
*	Fund commenced on October 6, 2017

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 29, 2017